Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.34%
Asset-Backed Obligations – 11.68%
ABFC 2005-AQ1 Trust
4.63%, 01/25/2034(1)	$114,556	$116,450
ABFC 2006-OPT1 Trust
0.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036(2)	2,646,863	2,607,925
Academic Loan Funding Trust 2013-1
0.95% (1 Month LIBOR USD + 0.80%), 12/26/2044(2)(3)	729,678	712,820
Allegro CLO VII Ltd.
1.38% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031(2)(3)	12,000,000	11,853,000
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024	6,027,000	6,132,007
1.92%, 01/15/2025	1,987,000	2,038,648
1.93%, 10/17/2022	4,923,380	4,944,527
American Credit Acceptance Receivables Trust 2017-2
3.69%, 06/12/2023(3)	2,522,374	2,547,999
American Credit Acceptance Receivables Trust 2019-4
2.18%, 02/13/2023(3)	4,998,406	5,018,974
American Credit Acceptance Receivables Trust 2020-2 SER 2020-2
1.65%, 12/13/2023(3)	2,724,518	2,744,178
American Express Credit Account Master Trust
0.39% (1 Month LIBOR USD + 0.24%), 04/15/2024(2)	8,760,000	8,771,907
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036(3)	3,722,440	4,019,193
4.29%, 10/17/2036(3)	300,000	323,922
6.23%, 10/17/2036(3)	1,000,000	1,127,397
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036(3)	600,000	650,573
6.42%, 12/17/2036(3)	1,000,000	1,126,790
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052(3)	2,027,336	2,164,955
5.64%, 04/17/2052(3)	3,900,000	4,309,564
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052(3)	1,763,859	1,919,430
AmeriCredit Automobile Receivables Trust 2017-1
2.71%, 08/18/2022	559,858	564,600
3.13%, 01/18/2023	1,387,000	1,423,356
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,154,214
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022	5,355,000	5,394,321
AmeriCredit Automobile Receivables Trust 2018-1
3.50%, 01/18/2024	6,000,000	6,241,294
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,887,053
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,529,175
3.36%, 02/18/2025	3,500,000	3,693,495
AmeriCredit Automobile Receivables Trust 2019-2
2.43%, 09/19/2022	875,684	879,297
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	913,759	920,679
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025	6,100,000	6,203,560
AmeriCredit Automobile Receivables Trust 2020-2 SER 2020-2 CL A3 REGD
0.66%, 12/18/2024	3,286,000	3,297,264
AmeriCredit Automobile Receivables Trust 2020-2 SER 2020-2 CL B REGD
0.97%, 02/18/2026	1,443,000	1,447,369
AmeriCredit Automobile Receivables Trust 2020-2 SER 2020-2 CL C REGD
1.48%, 02/18/2026	1,663,000	1,684,792
Amortizing Residential Collateral Trust 2002-BC5
1.18% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032(2)	1,567,715	1,561,953
AMSR 2020-SFR3 Trust SER 2020-SFR3 CL E1 REGD 144A P/P
2.56%, 09/17/2037(3)	6,000,000	5,999,668
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037(3)	9,000,000	8,995,286
Anchorage Capital CLO 2013-1 Ltd.
1.52% (3 Month LIBOR USD + 1.25%), 10/13/2030(2)(3)	2,500,000	2,489,887
Ares LVI CLO Ltd.
0.00% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/25/2031(2)(3)	5,000,000	5,000,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035(2)	993,490	990,495
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.83% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033(2)	1,862,969	1,791,117
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
0.36% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(2)	1,315,248	1,309,229

Asset-Backed Pass-Through Certificates Series 2004-R2
0.93% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034(2)	157,171	156,789
Atlas Senior Loan Fund III Ltd.
1.11% (3 Month LIBOR USD + 0.83%), 11/17/2027(2)(3)	5,522,497	5,469,652
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026(3)	6,100,000	6,281,376
2.36%, 03/20/2026(3)	12,000,000	12,252,979
3.70%, 09/20/2024(3)	6,200,000	6,512,562
4.00%, 03/20/2025(3)	5,800,000	6,203,058
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048(3)	63,354	63,320
Barings Clo Ltd. 2020-II
0.00% (3 Month LIBOR USD + 1.29%, 1.29% Floor), 10/15/2033(2)(3)	15,000,000	15,000,000
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047(1)	150,195	149,604
Bayview Opportunity Master Fund V Trust 2020-RPL1
3.10%, 09/25/2035(1)(3)	2,137,000	2,138,069
Bear Stearns Asset Backed Securities Trust 2003-2
1.65% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043(2)	3,368,152	3,365,410
BMW Floorplan Master Owner Trust
0.47% (1 Month LIBOR USD + 0.32%), 05/15/2023(2)(3)	6,407,000	6,412,642
BMW Vehicle Owner Trust 2020-A SER 2020-A CL A4 REGD
0.62%, 04/26/2027	3,009,000	3,025,605
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034(3)	8,192,525	8,210,653
Business Jet Securities LLC
4.34%, 02/15/2033(3)	2,232,267	2,236,210
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033(3)	5,110,560	5,109,634
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027(3)	56,732	56,941
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(14)	4,915,405	4,904,653
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022(3)	746,100	747,457
Capital One Multi-Asset Execution Trust
1.72%, 08/15/2024	2,808,000	2,884,467
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024	3,455,000	3,530,117
Carlyle US Clo 2017-1 Ltd.
1.50% (3 Month LIBOR USD + 1.23%), 04/20/2031(2)(3)	5,468,425	5,397,380
Carlyle US Clo 2017-2 Ltd.
1.49% (3 Month LIBOR USD + 1.22%), 07/20/2031(2)(3)	3,000,000	2,978,550
CarMax Auto Owner Trust
1.89%, 12/16/2024	3,601,000	3,696,099
2.03%, 06/16/2025	2,415,000	2,508,863
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026	2,901,000	2,930,031
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,737,197
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024	1,614,000	1,711,128
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024(3)	3,710,000	3,755,839
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025(3)	11,005,000	11,253,696
Catamaran CLO 2014-2 Ltd.
1.67% (3 Month LIBOR USD + 1.40%), 10/18/2026(2)(3)	249,535	249,240
CBAM 2019-11 Ltd.
1.63% (3 Month LIBOR USD + 1.36%, 1.36% Floor), 10/20/2032(2)(3)	22,000,000	21,896,534
Chase Funding Trust Series 2003-4
5.08%, 05/25/2033(1)	112,770	117,618
Chase Funding Trust Series 2003-6
5.00%, 11/25/2034(1)	144,662	151,819
5.00%, 11/25/2034(1)	246,306	258,142
CIFC Funding 2018-II Ltd.
1.31% (3 Month LIBOR USD + 1.04%), 04/20/2031(2)(3)	10,000,000	9,873,770
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026(3)	6,200,000	6,198,470
CLUB Credit Trust
3.82%, 01/15/2026(3)	1,152,261	1,160,074
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048(3)	777,987	779,460
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042(3)	5,400,569	5,556,075
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044(3)	4,558,308	4,715,194
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046(3)	1,585,923	1,651,640
Conseco Finance Corp.
6.18%, 04/01/2030	7,936	8,115
6.22%, 03/01/2030	19,734	20,089

Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026(3)	2,772,774	2,804,185
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026(3)	1,369,558	1,379,868
COOF Securitization Trust 2014-1 Ltd.
3.07%, 06/25/2040(3)(4)	669,666	69,271
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052(3)	4,860,000	5,228,595
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(3)	5,538,001	5,742,884
3.16%, 10/15/2052(3)	2,250,000	2,279,910
3.27%, 10/15/2052(3)	5,862,000	5,918,057
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053(3)	6,314,000	6,299,735
Countrywide Asset-Backed Certificates
4.29%, 02/25/2036(4)	38,527	39,764
5.12%, 02/25/2035(1)	15,037	15,018
5.43%, 02/25/2033(4)	33,898	32,290
5.97%, 09/25/2046(4)	46,612	44,596
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021(3)	206,949	207,296
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021(3)	250,611	251,530
CPS Auto Receivables Trust 2017-B
3.95%, 03/15/2023(3)	3,072,549	3,095,246
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023(3)	81,932	81,995
3.79%, 06/15/2023(3)	791,000	803,864
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022(3)	77,204	77,279
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022(3)	1,426,328	1,430,472
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022(3)	1,528,507	1,536,091
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023(3)	5,956,138	6,002,738
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023(3)	1,758,108	1,763,840
2.11%, 04/15/2026(3)	1,303,000	1,322,497
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026(3)	811,000	813,196
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027(3)	2,058,971	2,067,054
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027(3)	2,737,472	2,776,286
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028(3)	7,351,000	7,530,606
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029(3)	6,680,000	6,781,838
Credit Acceptance Auto Loan Trust 2020-2 SER 2020-2A CL A REGD 144A P/P
1.37%, 07/16/2029(3)	2,850,000	2,883,576
Credit Acceptance Auto Loan Trust 2020-2 SER 2020-2A CL C REGD 144A P/P
2.73%, 11/15/2029(3)	3,500,000	3,552,301
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058(3)(4)	5,764,947	5,787,679
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035(4)	779	785
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035(4)	2,066	2,099
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036(4)	15,758	16,186
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.71% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034(2)	1,112	988
0.90% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034(2)	18,121	18,036
0.97% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034(2)	6,315	6,262
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.93% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034(2)	567,326	540,202
1.05% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034(2)	9,424	8,862
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	1,017,839	1,020,074
Diamond Resorts Owner Trust
3.27%, 10/22/2029(3)	1,096,212	1,112,037
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031(3)	2,546,560	2,642,090
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032(3)	6,111,196	6,180,471
Discover Card Execution Note Trust
0.42% (1 Month LIBOR USD + 0.27%), 12/15/2023(2)	4,368,000	4,374,881
3.04%, 07/15/2024	3,302,000	3,421,277
Drive Auto Receivables Trust
3.66%, 11/15/2024	4,824,688	4,884,899
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024(3)	1,734,849	1,766,444

Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023	2,772,114	2,806,455
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023(3)	7,813,850	7,940,599
Drive Auto Receivables Trust 2017-A
4.16%, 05/15/2024(3)	1,124,420	1,137,151
Drive Auto Receivables Trust 2017-B
3.72%, 10/17/2022(3)	511,051	513,527
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026	2,645,000	2,776,486
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,808,844
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024	4,200,000	4,276,086
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024	6,016,000	6,100,097
Drive Auto Receivables Trust 2020-1
1.99%, 12/15/2022	3,054,186	3,067,075
2.02%, 11/15/2023	7,361,000	7,457,378
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025	2,260,000	2,286,044
2.28%, 08/17/2026	1,611,000	1,656,414
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(3)	883,925	887,029
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023(3)	812,184	817,924
DT Auto Owner Trust 2018-2
3.67%, 03/15/2024(3)	3,985,501	4,011,950
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022(3)	142,895	143,055
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022(3)	580,430	582,648
DT Auto Owner Trust 2019-3
2.55%, 08/15/2022(3)	840,146	843,745
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025(3)	7,080,000	7,272,282
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023(3)	3,989,378	4,014,264
DT Auto Owner Trust 2020-2
1.14%, 01/16/2024(3)	3,156,761	3,168,246
2.08%, 03/16/2026(3)	951,000	971,342
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026(3)	2,192,000	2,197,872
DTAT Asset Trust 2017-B
5.84%, 12/16/2020(3)(14)	3,400,000	3,404,080
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022(3)	385,069	388,684
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023(3)	3,836,000	3,912,107
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022(3)	273,694	274,041
Exeter Automobile Receivables Trust 2019-4
2.18%, 01/17/2023(3)	1,633,251	1,640,268
Exeter Automobile Receivables Trust 2020-1
2.05%, 06/15/2023(3)	2,471,274	2,488,399
Exeter Automobile Receivables Trust 2020-2
1.13%, 08/15/2023(3)	7,710,927	7,734,884
2.08%, 07/15/2024(3)	2,615,000	2,653,984
Exeter Automobile Receivables Trust 2020-3
1.32%, 07/15/2025	2,384,000	2,389,562
First Investors Auto Owner Trust 2017-1
3.60%, 04/17/2023(3)	2,847,000	2,894,203
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024(3)	3,593,068	3,641,328
Flagship Credit Auto Trust 2015-3
4.65%, 03/15/2022(3)	148,799	149,022
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022(3)	1,667,346	1,687,071
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022(3)	634,626	637,395
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023(3)	4,812,021	4,851,339
3.62%, 07/15/2023(3)	2,995,000	3,068,732
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024(3)	7,710,000	7,960,307
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023(3)	3,754,783	3,807,895
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023(3)	6,559,174	6,655,216
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024(3)	9,206,387	9,345,395
3.12%, 01/15/2026(3)	9,275,000	9,623,491

Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024(3)	8,900,429	9,027,296
Flagship Credit Auto Trust 2020-2 SER 2020-2 CL A REGD 144A P/P
1.49%, 07/15/2024(3)	4,385,194	4,425,581
FLAGSHIP CREDIT AUTO TRUST 2020-3 SER 2020-3 CL A REGD 144A P/P
0.70%, 04/15/2025(3)	2,811,379	2,815,669
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027(3)	7,000,000	7,049,690
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(3)	10,000,000	10,115,476
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	812,834	815,502
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031(3)	24,024,000	26,462,621
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(3)	2,150,000	2,350,258
Ford Credit Auto Owner Trust 2020-A SER 2020-A CL A2 REGD
1.03%, 10/15/2022	347,643	348,770
Ford Credit Auto Owner Trust 2020-A SER 2020-A CL A3 REGD
1.04%, 08/15/2024	3,124,000	3,162,528
Ford Credit Auto Owner Trust 2020-A SER 2020-A CL A4 REGD
1.35%, 07/15/2025	2,163,000	2,222,382
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025	3,711,000	3,757,526
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031(3)	12,300,000	12,885,895
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027	19,581,000	19,615,371
FORT CRE 2018-1 LLC
2.98% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035(2)(3)	11,800,000	10,873,794
Foundation Finance Trust 2017-1
3.30%, 07/15/2033(3)	1,330,674	1,353,082
Foundation Finance Trust 2019-1
3.86%, 11/15/2034(3)	2,701,573	2,787,016
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022(3)	3,033,872	3,048,880
FREED ABS TRUST 2018-1
3.61%, 07/18/2024(3)	158,647	158,771
FREED ABS TRUST 2018-2
3.99%, 10/20/2025(3)	845,858	846,794
FREED ABS TRUST 2019-2
2.62%, 11/18/2026(3)	2,098,173	2,100,257
FTF 2019-1 A FRN
5.50%, 08/15/2024(4)(14)	3,904,690	2,869,947
Galaxy XXIX CLO Ltd.
1.07% (3 Month LIBOR USD + 0.79%), 11/15/2026(2)(3)	4,341,830	4,309,305
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	11	11
6.71%, 04/25/2029(4)	17,096	15,200
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023	3,688,000	3,717,700
1.01%, 07/22/2024	1,000,000	1,012,811
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	2,109,788	2,124,216
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,480,259
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024	8,369,000	8,571,941
GM Financial Consumer Automobile Receivables Trust 2020-2 SER 2020-2 CL A3 REGD
1.49%, 12/16/2024	3,095,000	3,156,552
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025	3,775,000	3,777,444
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025(3)	4,031,000	4,038,505
2.90%, 04/15/2026(3)	17,200,000	18,455,817
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031(3)	201,039	202,073
Golden Bear 2016-R LLC
5.65%, 09/20/2047(3)	836,057	825,725
Goodgreen 2017-1 Trust
3.74%, 10/15/2052(3)	1,224,437	1,291,189
Goodgreen 2017-2 Trust
3.26%, 10/15/2053(3)	3,378,826	3,490,367
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(4)(14)	5,915,653	5,963,423
Goodgreen 2019-2 Trust
2.76%, 10/15/2054(3)	5,019,972	5,086,723
Greenwood Park CLO Ltd.
1.29% (3 Month LIBOR USD + 1.01%), 04/15/2031(2)(3)	23,000,000	22,713,121
GSAMP Trust 2005-WMC2
0.77% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035(2)	676,183	675,370

GSAMP Trust 2006-HE7
0.38% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046(2)	821,031	807,859
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024(1)(3)	8,245,000	8,439,912
HERO Funding 2017-3
3.95%, 09/20/2048(3)	2,664,852	2,794,463
HERO Funding II 2016-3B
5.24%, 09/20/2042(3)	396,039	400,328
HERO Funding Trust 2016-2
3.75%, 09/20/2041(3)	1,468,891	1,520,462
HERO Funding Trust 2016-3
3.08%, 09/20/2042(3)	647,825	656,773
HERO Funding Trust 2016-4A
3.57%, 09/20/2047(3)	2,056,704	2,139,837
HERO Funding Trust 2017-1A
4.46%, 09/20/2047(3)	3,666,199	3,946,506
HERO Funding Trust 2017-2
3.28%, 09/20/2048(3)	3,395,262	3,512,276
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(3)	995,102	1,015,809
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039(3)	4,000,000	4,014,979
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036(2)	18,463	18,316
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	719,421	721,972
Honda Auto Receivables 2020-2 Owner Trust SER 2020-2 CL A2 REGD
0.74%, 11/15/2022	1,140,000	1,143,140
Honda Auto Receivables 2020-2 Owner Trust SER 2020-2 CL A3 REGD
0.82%, 07/15/2024	3,810,000	3,844,884
Honda Auto Receivables 2020-2 Owner Trust SER 2020-2 CL A4 REGD
1.09%, 10/15/2026	1,022,000	1,041,136
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027	5,701,000	5,694,268
Hyundai Auto Receivables Trust 2020-A SER 2020-A CL A3 REGD
1.41%, 11/15/2024	4,157,000	4,246,074
Hyundai Auto Receivables Trust 2020-A SER 2020-A CL A4 REGD
1.72%, 06/15/2026	3,308,000	3,404,152
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	26	26
Kabbage Funding LLC
3.83%, 03/15/2024(3)	795,887	789,055
4.07%, 03/15/2024(3)	7,519,000	7,426,621
KGS-Alpha SBA COOF Trust
0.57%, 05/25/2039(3)(4)	2,030,956	30,032
KGS-Alpha SBA COOF Trust 2012-2
0.77%, 08/25/2038(3)(4)	2,174,659	33,207
KGS-Alpha SBA COOF Trust 2014-2
3.20%, 04/25/2040(3)(4)	705,643	41,252
KKR CLO 11 Ltd.
1.46% (3 Month LIBOR USD + 1.18%), 01/15/2031(2)(3)	6,250,000	6,177,931
KVK CLO 2018-1 Ltd.
1.18% (3 Month LIBOR USD + 0.93%), 05/20/2029(2)(3)	23,928,339	23,678,623
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042(3)	3,114,173	3,193,837
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043(3)	6,116,533	6,296,569
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(1)(3)	3,993,541	4,002,144
Lendingpoint 2019-2 Asset Securitization Trust
3.07%, 11/10/2025(3)	2,124,193	2,128,057
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026(3)	1,900,000	1,953,369
LL ABS Trust 2019-1
2.87%, 03/15/2027(3)	2,371,014	2,381,149
LL ABS Trust 2020-1
2.33%, 01/17/2028(3)	7,500,000	7,500,914
Long Beach Mortgage Loan Trust 2004-1
0.90% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034(2)	135,691	132,262
Long Beach Mortgage Loan Trust 2004-3
1.00% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034(2)	34,110	32,562
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023(3)(14)	2,489,074	2,510,455
7.75%, 02/15/2023(3)(14)	949,345	957,500
Man GLG US CLO 2018-2 Ltd.
1.52% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028(2)(3)	8,000,000	7,960,256
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032(3)	5,235,000	5,268,039
MASTR Asset Backed Securities Trust 2006-NC1
0.75% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036(2)	333,173	332,951
MidOcean Credit CLO III
1.39% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031(2)(3)	15,324,276	15,046,784

MidOcean Credit CLO IX
1.42% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031(2)(3)	4,000,000	3,970,520
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040(3)	629,558	678,079
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045(3)	134,237	136,909
5.25%, 12/15/2045(3)	241,554	250,199
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041(3)	7,200,000	7,712,727
Mountain View CLO 2015-9 Ltd.
1.40% (3 Month LIBOR USD + 1.12%), 07/15/2031(2)(3)	20,000,000	19,708,220
MRA Issuance Trust 2020-8
1.91% (1 Month LIBOR USD + 1.75%), 09/23/2021(3)	12,220,000	12,220,000
3.16% (1 Month LIBOR USD + 3.00%), 09/23/2021(3)	7,140,000	7,140,000
Nationstar HECM Loan Trust 2020-1
1.27%, 09/25/2030(3)	8,900,000	8,898,220
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(3)	12,263,184	12,531,501
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(3)	5,320,621	5,470,440
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(3)	6,600,000	6,814,907
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069(3)	5,400,000	5,544,837
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(3)	6,200,000	6,443,341
New Century Home Equity Loan Trust Series 2003-5
5.03%, 11/25/2033(1)	139,313	144,087
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057(3)(4)	7,170,975	7,740,383
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	1,207,916	1,210,687
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024	3,974,000	4,053,082
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.38% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035(2)	7,116,345	7,053,309
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	1,124	1,143
OL SP 2018-B LLC
4.16%, 02/09/2030	2,177,734	2,249,271
4.61%, 02/09/2030	473,421	476,946
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022(3)	625,342	625,997
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024(3)	16,242,249	16,446,994
OneMain Financial Issuance Trust 2017-1
0.95% (1 Month LIBOR USD + 0.80%), 09/14/2032(2)(3)	3,463,755	3,466,515
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035(3)	6,100,000	6,144,476
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032(3)	3,400,000	3,575,754
Oportun Funding VIII LLC
3.61%, 03/08/2024(3)	2,978,000	2,985,720
Oportun Funding X LLC
4.10%, 10/08/2024(3)	5,900,000	6,003,225
Oportun Funding XII LLC
4.15%, 12/09/2024(3)	4,200,000	4,278,125
Option One Mortgage Loan Trust 2004-3
1.05% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034(2)	1,691,802	1,538,416
OZLM Funding IV Ltd.
1.51% (3 Month LIBOR USD + 1.25%), 10/22/2030(2)(3)	9,871,920	9,787,021
OZLM XXII Ltd.
1.34% (3 Month LIBOR USD + 1.07%), 01/17/2031(2)(3)	6,991,130	6,870,778
P4 SFR 2019-STL A 7.5 11 OCT 2026
7.50%, 10/11/2022(14)	5,700,000	5,700,000
Palmer Square CLO 2014-1 Ltd.
1.40% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031(2)(3)	4,000,000	3,963,456
Palmer Square CLO 2018-2 Ltd.
1.37% (3 Month LIBOR USD + 1.10%), 07/16/2031(2)(3)	20,000,000	19,797,960
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.55% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031(2)(3)	21,500,000	21,478,242
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034(3)	2,000,000	2,023,205
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035(3)	2,390,000	2,444,115
4.66%, 08/17/2035(3)	3,853,000	3,950,045
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027(3)	6,000,000	6,000,612
PRPM 2019-4 LLC
3.35%, 11/25/2024(1)(3)	5,758,498	5,772,636
PRPM 2020-1 LLC
2.98%, 02/25/2025(1)(3)	5,352,408	5,332,787

Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022(3)	640,433	640,680
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	256	259
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030(3)	2,590,000	2,589,542
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037(1)	298,832	124,914
Renew 2017-1
3.67%, 09/20/2052(3)	1,533,065	1,591,489
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041(3)	2,088,945	2,068,757
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024(3)	7,527,000	7,534,443
1.29%, 04/15/2026(3)	1,028,000	1,031,107
Santander Drive Auto Receivables Trust 2017-1
3.17%, 04/17/2023	4,159,645	4,203,942
Santander Drive Auto Receivables Trust 2017-2
3.49%, 07/17/2023	1,547,185	1,571,484
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	4,767,113	4,799,414
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025	5,800,000	5,922,117
Santander Drive Auto Receivables Trust 2020-1 SER 2020-1 CL A2A REGD
2.07%, 01/17/2023	5,258,969	5,295,730
Santander Drive Auto Receivables Trust 2020-1 SER 2020-1 CL A3 REGD
2.03%, 02/15/2024	2,239,000	2,282,547
Santander Drive Auto Receivables Trust 2020-2 SER 2020-2 CL A3 REGD
0.67%, 04/15/2024	3,726,000	3,736,741
Santander Drive Auto Receivables Trust 2020-2 SER 2020-2 CL B REGD
0.96%, 11/15/2024	2,573,000	2,581,270
Santander Drive Auto Receivables Trust 2020-2 SER 2020-2 CL C REGD
1.46%, 09/15/2025	2,425,000	2,454,425
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026	8,000,000	8,007,096
SART 2017-1
4.75%, 07/15/2024(14)	6,153,140	6,183,905
SART 2018-1
4.76%, 06/15/2025(14)	7,200,272	7,308,276
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.20%, 01/25/2036(1)	56,015	55,052
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036(3)	3,398,855	3,438,466
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037(3)	3,680,426	3,681,443
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027(3)	2,520,015	2,536,531
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(3)	2,377,235	2,404,871
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029(3)	8,420,033	8,509,793
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041(3)	13,966,747	14,352,344
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047(3)	6,198,682	6,387,699
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(3)	7,800,000	8,016,721
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046(3)	7,800,000	8,097,595
Sound Point CLO II Ltd.
1.31% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031(2)(3)	9,000,000	8,894,088
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.82% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035(2)	131,132	130,617
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(3)	8,133,965	8,144,547
Station Place Securitization Trust Series 2020-10
1.65% (1 Month LIBOR USD + 1.50%), 05/20/2021(2)(3)(14)	11,520,000	11,520,000
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035(1)	629	652
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034(1)	64,745	65,975
6.05%, 03/25/2034(1)	51,779	52,762
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032	17,869	17,267
3.45%, 02/25/2032	47,302	46,053
Synchrony Card Funding LLC
2.95%, 03/15/2025	12,384,000	12,812,117
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,657,356
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(3)(4)	4,566,412	4,694,159
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(3)(4)	4,303,473	4,474,754

Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058(3)(4)	6,157,234	6,422,049
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(3)(4)	7,347,343	7,958,168
Towd Point Mortgage Trust 2019-HY3
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059(2)(3)	2,088,324	2,088,324
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060(3)(4)	7,832,621	7,988,006
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031(3)	14,775,000	15,764,270
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033(3)	14,933,000	15,324,578
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025	1,196,000	1,235,674
Toyota Auto Receivables 2020-B Owner Trust SER 2020-B CL A3 REGD
1.36%, 08/15/2024	3,481,000	3,545,999
Toyota Auto Receivables 2020-B Owner Trust SER 2020-B CL A4 REGD
1.66%, 09/15/2025	3,189,000	3,285,140
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022(3)	12,666,667	12,819,028
Tricolor Auto Securitization Trust
4.88%, 11/15/2026(3)(14)	9,900,000	9,900,000
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020(3)	306,307	305,708
Trinitas CLO IV Ltd.
1.45% (3 Month LIBOR USD + 1.18%), 10/18/2031(2)(3)	7,483,063	7,452,217
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023(3)	1,823,000	1,866,568
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024	4,004,000	4,112,112
VCAT 2020-NPL1 LLC
3.67%, 08/25/2050(1)(3)	5,397,256	5,395,390
Venture 32 CLO Ltd.
1.37% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031(2)(3)	6,000,000	5,893,014
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(1)(3)	4,386,371	4,391,362
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(1)(3)	12,249,118	12,260,035
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050(1)(3)	5,977,691	5,978,082
Verizon Owner Trust 2017-3
2.06%, 04/20/2022(3)	572,831	573,796
Verizon Owner Trust 2018-A SER 2018-A CL A1A REGD
3.23%, 04/20/2023	9,117,000	9,258,217
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,607,935
Verizon Owner Trust 2019-B
2.33%, 12/20/2023	10,525,000	10,776,733
Verizon Owner Trust 2020-A
1.85%, 07/22/2024	9,704,000	9,951,986
VM DEBT 2019-1 TR
7.50%, 06/15/2024(14)	6,598,828	6,479,506
Volkswagen Auto Loan Enhanced Trust 2020-1 SER 2020-1 CL A3 REGD
0.98%, 11/20/2024	5,114,000	5,177,922
Volkswagen Auto Loan Enhanced Trust 2020-1 SER 2020-1 CL A4 REGD
1.26%, 08/20/2026	1,923,000	1,971,832
VOLT 2020 FT 1 TRUST VARIABLE REGD
3.17%, 07/27/2023(14)	9,006,172	8,830,873
VOLT LXXXIII LLC
3.33%, 11/26/2049(1)(3)	9,368,447	9,391,724
VOLT LXXXV LLC
3.23%, 01/25/2050(1)(3)	7,781,776	7,796,459
VOLT LXXXVII LLC
2.98%, 02/25/2050(1)(3)	13,565,770	13,565,618
VOLT LXXXVIII LLC
2.98%, 03/25/2050(1)(3)	8,080,254	8,063,237
Voya CLO 2015-1 Ltd.
1.17% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029(2)(3)	6,000,000	5,933,196
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036(3)	1,912,277	1,990,629
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030(3)	562,729	564,809
4.05%, 12/20/2030(3)	1,001,535	990,750
Westgate Resorts 2020-1 LLC SER 2020-1A CL B REGD 144A P/P
3.96%, 03/20/2034(3)	6,045,354	6,201,381
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022(3)	1,957,252	1,963,133
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023(3)	6,854,343	6,904,712
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,846,782

World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,310,551
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024	6,018,000	6,162,093
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024	5,525,000	5,668,596
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025	2,227,000	2,228,776
0.61%, 10/15/2026	3,043,000	3,060,282
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024	7,901,000	7,902,022
0.55%, 07/15/2025	3,022,000	3,028,084
Zais CLO 7 Ltd.
1.57% (3 Month LIBOR USD + 1.29%), 04/15/2030(2)(3)	9,450,705	9,421,531
Zais CLO 8 Ltd.
1.23% (3 Month LIBOR USD + 0.95%), 04/15/2029(2)(3)	39,162,076	38,216,312

Total Asset-Backed Obligations (Cost: $1,722,142,931)		1,742,080,337

Corporate Bonds – 34.18%
Basic Materials – 1.15%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	$550,000	$575,247
Albemarle Corp.
5.45%, 12/01/2044	600,000	657,590
Anglo American Capital Plc
2.63%, 09/10/2030(3)	1,287,000	1,276,575
3.63%, 09/11/2024(3)	630,000	677,287
4.00%, 09/11/2027(3)	1,020,000	1,125,524
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	282,732
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	6,511,483
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075(2)(3)	985,000	983,611
Braskem Netherlands Finance BV
5.88%, 01/31/2050(3)	1,575,000	1,449,016
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,454,895
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(3)	1,705,000	2,004,971
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,304,443
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,751,368
5.55%, 11/30/2048	3,005,000	3,957,185
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665,000	7,202,914
5.42%, 11/15/2048	1,200,000	1,604,733
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	352,500
Ecolab, Inc.
3.25%, 01/14/2023	452,000	478,483
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,782,733
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,308,715
4.95%, 11/15/2021(3)	2,030,000	2,119,095
Glencore Funding LLC
1.63%, 09/01/2025(3)	5,200,000	5,142,231
2.50%, 09/01/2030(3)	5,040,000	4,898,871
3.88%, 10/27/2027(3)	875,000	954,082
4.00%, 03/27/2027(3)	6,300,000	6,876,374
4.13%, 05/30/2023(3)	1,055,000	1,131,055
4.63%, 04/29/2024(3)	1,500,000	1,652,218
Indonesia Asahan Alumini
4.75%, 05/15/2025(3)	2,727,000	2,999,700
5.45%, 05/15/2030(3)	937,000	1,078,018
5.80%, 05/15/2050(3)	505,000	588,573
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	844,523
International Paper Co.
6.00%, 11/15/2041	3,150,000	4,339,715
8.70%, 06/15/2038	350,000	540,569
LYB International Finance BV
4.88%, 03/15/2044	610,000	721,451
LYB International Finance III REGD
4.20%, 05/01/2050	2,829,000	3,141,409
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,926,369
6.00%, 11/15/2021	2,628,000	2,750,076
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,260,643
5.63%, 11/15/2043	2,055,000	2,414,976

Newmont Goldcorp Corp.
3.63%, 06/09/2021	1,810,000	1,838,858
Nucor Corp.
6.40%, 12/01/2037	800,000	1,156,798
Nutrien Ltd.
3.15%, 10/01/2022	875,000	913,998
4.13%, 03/15/2035	1,960,000	2,274,128
4.20%, 04/01/2029	420,000	499,232
5.25%, 01/15/2045	1,900,000	2,421,233
6.13%, 01/15/2041	2,850,000	3,782,671
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027(3)	9,643,000	9,684,064
3.27%, 11/15/2040(3)	1,205,000	1,211,792
3.47%, 12/01/2050(3)	930,000	931,778
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,632,281
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100,000	3,030,481
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	77,217
Samarco Mineracao SA
5.75%, 10/24/2023(3)(5)	537,000	289,985
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,127,162
6.50%, 09/27/2028	1,555,000	1,469,164
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	433,270
Solvay Finance America LLC
4.45%, 12/03/2025(3)	7,000,000	7,878,098
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,258,940
Steel Dynamics, Inc.
3.45%, 04/15/2030	823,000	906,797
Syngenta Finance NV
4.89%, 04/24/2025(3)	7,180,000	7,783,128
Union Carbide Corp.
7.75%, 10/01/2096	681,000	929,725
Vale Overseas Ltd.
3.75%, 07/08/2030	1,165,000	1,198,785
6.25%, 08/10/2026	5,000,000	5,912,500
6.88%, 11/21/2036	167,000	216,891
6.88%, 11/10/2039	2,107,000	2,771,653
8.25%, 01/17/2034	984,000	1,386,948

Total Basic Materials		172,139,530

Communications – 2.75%
Amazon.com, Inc.
2.50%, 06/03/2050	8,494,000	8,621,703
2.70%, 06/03/2060	670,000	688,918
3.88%, 08/22/2037	1,700,000	2,113,890
America Movil SAB de CV
3.13%, 07/16/2022	374,000	389,548
3.63%, 04/22/2029	1,935,000	2,188,408
4.38%, 04/22/2049	1,214,000	1,512,280
AT&T, Inc.
1.65%, 02/01/2028	2,075,000	2,077,236
2.25%, 02/01/2032	3,510,000	3,505,915
2.30%, 06/01/2027	9,115,000	9,561,553
2.75%, 06/01/2031	7,819,000	8,221,623
2.95%, 07/15/2026	2,000,000	2,183,894
3.10%, 02/01/2043	11,622,000	11,337,937
3.50%, 06/01/2041	1,353,000	1,422,949
3.50%, 09/15/2053(3)	21,165,535	20,620,221
3.55%, 09/15/2055(3)	7,332,960	7,014,695
3.65%, 09/15/2059(3)	3,645,999	3,520,833
3.80%, 02/15/2027	2,850,000	3,212,802
4.30%, 02/15/2030	1,702,000	2,015,083
4.30%, 12/15/2042	444,000	500,352
4.50%, 05/15/2035	6,175,000	7,283,687
4.65%, 06/01/2044	2,145,000	2,438,394
4.80%, 06/15/2044	389,000	462,151
6.00%, 08/15/2040	2,275,000	3,100,180
6.38%, 03/01/2041	7,828,000	11,165,171
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	899,549
CBS Corp.
3.70%, 06/01/2028	870,000	966,013
4.00%, 01/15/2026	1,000,000	1,122,335
4.90%, 08/15/2044	315,000	357,820
Charter Communications Operating LLC
3.70%, 04/01/2051	2,580,000	2,549,884
3.75%, 02/15/2028	2,215,000	2,447,648

4.91%, 07/23/2025	16,855,000	19,482,189
5.05%, 03/30/2029	2,560,000	3,066,633
5.38%, 04/01/2038	835,000	1,014,780
5.38%, 05/01/2047	4,610,000	5,463,280
6.38%, 10/23/2035	5,867,000	7,999,397
6.48%, 10/23/2045	1,275,000	1,699,590
6.83%, 10/23/2055	690,000	953,676
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	212,150
Comcast Corp.
1.50%, 02/15/2031	9,465,000	9,314,093
1.95%, 01/15/2031	5,376,000	5,519,929
3.15%, 03/01/2026	1,716,000	1,907,029
3.15%, 02/15/2028	1,500,000	1,685,990
3.25%, 11/01/2039	1,595,000	1,765,178
3.45%, 02/01/2050	914,000	1,037,872
3.55%, 05/01/2028	886,000	1,026,357
3.60%, 03/01/2024	542,000	596,164
3.75%, 04/01/2040	2,195,000	2,560,521
3.90%, 03/01/2038	455,000	538,713
3.95%, 10/15/2025	1,614,000	1,850,885
3.97%, 11/01/2047	154,000	182,412
4.00%, 11/01/2049	638,000	771,758
4.05%, 11/01/2052	300,000	367,534
4.20%, 08/15/2034	555,000	692,612
4.25%, 01/15/2033	3,107,000	3,863,052
4.60%, 10/15/2038	4,314,000	5,492,440
4.70%, 10/15/2048	2,712,000	3,588,938
4.95%, 10/15/2058	2,000,000	2,862,810
Corning, Inc.
5.35%, 11/15/2048	960,000	1,298,964
Cox Communications, Inc.
1.80%, 10/01/2030(3)	1,770,000	1,745,560
2.95%, 10/01/2050(3)	1,275,000	1,223,860
3.25%, 12/15/2022(3)	348,000	366,791
3.35%, 09/15/2026(3)	369,000	410,237
3.50%, 08/15/2027(3)	8,245,000	9,229,867
3.85%, 02/01/2025(3)	1,250,000	1,387,127
4.60%, 08/15/2047(3)	588,000	733,707
4.80%, 02/01/2035(3)	6,000,000	7,539,623
8.38%, 03/01/2039(3)	1,500,000	2,444,558
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	597,561
3.66%, 05/15/2025(3)	955,000	1,022,188
Deutsche Telekom AG
3.63%, 01/21/2050(3)	1,926,000	2,130,069
Deutsche Telekom International Finance BV
3.60%, 01/19/2027(3)	508,000	568,972
4.88%, 03/06/2042(3)	240,000	309,386
8.75%, 06/15/2030	49,000	76,087
Discovery Communications LLC
5.20%, 09/20/2047	1,375,000	1,648,431
Fox Corp.
5.58%, 01/25/2049	1,450,000	2,003,619
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	502,723
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	7,537,447
NBCUniversal Media LLC
4.45%, 01/15/2043	15,000	18,894
5.95%, 04/01/2041	527,000	784,883
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,078,862
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,625,566
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	320,030
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	191,990
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	2,073,413
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	5,428,764
4.67%, 03/06/2038	1,175,000	1,352,104
4.90%, 03/06/2048	1,075,000	1,236,722
5.46%, 02/16/2021	233,000	237,306
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	8,241,900
5.88%, 11/15/2040	1,275,000	1,586,217
6.55%, 05/01/2037	375,000	497,848
6.75%, 06/15/2039	539,000	735,212
7.30%, 07/01/2038	1,418,000	2,004,038

Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	809,629
T-Mobile USA, Inc.
1.50%, 02/15/2026(3)	4,345,000	4,354,472
2.05%, 02/15/2028(3)	5,330,000	5,447,473
3.00%, 02/15/2041(3)	1,300,000	1,283,412
3.30%, 02/15/2051(3)	445,000	438,614
3.75%, 04/15/2027(3)	3,500,000	3,918,390
3.88%, 04/15/2030(3)	27,685,000	31,478,676
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	163,445
Verizon Communications, Inc.
3.15%, 03/22/2030	5,000,000	5,646,392
3.88%, 02/08/2029	765,000	904,017
4.02%, 12/03/2029	712,000	852,803
4.13%, 03/16/2027	2,800,000	3,303,649
4.27%, 01/15/2036	5,624,000	6,926,831
4.40%, 11/01/2034	4,843,000	6,042,209
4.50%, 08/10/2033	7,079,000	8,939,185
4.52%, 09/15/2048	1,065,000	1,395,159
4.81%, 03/15/2039	7,941,000	10,409,522
4.86%, 08/21/2046	10,285,000	14,069,279
5.25%, 03/16/2037	731,000	1,010,790
ViacomCBS, Inc.
3.70%, 08/15/2024	848,000	928,160
4.20%, 05/19/2032	1,804,000	2,059,210
4.38%, 03/15/2043	718,000	760,992
Vodafone Group Plc
4.88%, 06/19/2049	4,584,000	5,683,237
5.25%, 05/30/2048	938,000	1,209,260
6.15%, 02/27/2037	4,600,000	6,362,738
Walt Disney Co.
3.70%, 10/15/2025	380,000	430,812
6.20%, 12/15/2034	150,000	220,664
6.40%, 12/15/2035	1,703,000	2,568,210
7.63%, 11/30/2028	310,000	443,212
8.88%, 04/26/2023	108,000	129,465
9.50%, 07/15/2024	175,000	228,465

Total Communications		410,627,552

Consumer, Cyclical – 1.49%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,568,340	1,407,272
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	690,523	652,373
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,150,136	1,105,292
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,650,613	2,183,919
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,513,354	1,438,214
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(3)	1,100,000	1,185,394
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	50,587	46,574
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	350,786	291,372
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,186,320	2,620,060
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	558,668	535,596
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,264,640	1,188,402
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,360,934	2,205,387
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,928,501	1,854,363
American Honda Finance Corp.
0.65%, 09/08/2023	1,276,000	1,275,556
2.30%, 09/09/2026	185,000	197,240
2.90%, 02/16/2024	300,000	320,891
AutoZone, Inc.
1.65%, 01/15/2031	3,800,000	3,734,047
BMW US Capital LLC
0.68% (3 Month LIBOR USD + 0.41%), 04/12/2021(2)(3)	1,675,000	1,677,325
2.25%, 09/15/2023(3)	894,000	933,379
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,413,969	1,982,255
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,141,136	1,118,284
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,556,370	1,458,674
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,829,633

Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,583,289	4,494,888
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,081,523	1,059,615
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,482,784	4,302,079
Cummins, Inc.
2.60%, 09/01/2050	3,845,000	3,761,909
Daimler Finance North America LLC
2.88%, 03/10/2021(3)	700,000	707,192
3.35%, 02/22/2023(3)	1,000,000	1,058,602
8.50%, 01/18/2031	155,000	239,923
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,184,654	3,184,774
Dollar General Corp.
4.13%, 05/01/2028	835,000	978,112
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	4,353,061
Ford Motor Co.
5.29%, 12/08/2046	280,000	262,675
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	4,321,000	4,323,377
3.34%, 03/28/2022	3,000,000	2,988,300
3.35%, 11/01/2022	620,000	610,700
3.81%, 10/12/2021	6,200,000	6,215,500
4.25%, 09/20/2022	3,800,000	3,832,908
5.88%, 08/02/2021	4,100,000	4,176,875
General Motors Co.
5.95%, 04/01/2049	1,671,000	1,954,318
6.60%, 04/01/2036	685,000	832,619
General Motors Financial Co., Inc.
1.12% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,588,293
2.45%, 11/06/2020	9,004,000	9,018,425
3.15%, 06/30/2022	2,750,000	2,824,758
3.25%, 01/05/2023	708,000	731,668
3.45%, 01/14/2022	6,500,000	6,666,184
3.45%, 04/10/2022	4,820,000	4,955,300
3.55%, 04/09/2021	2,725,000	2,762,307
3.70%, 05/09/2023	8,820,000	9,216,279
3.95%, 04/13/2024	5,535,000	5,855,449
4.30%, 07/13/2025	1,765,000	1,920,464
4.38%, 09/25/2021	5,000,000	5,158,268
Home Depot, Inc.
3.35%, 04/15/2050	1,405,000	1,619,129
4.40%, 03/15/2045	268,000	345,744
Hyundai Capital America
1.25%, 09/18/2023(3)	8,840,000	8,819,609
1.80%, 10/15/2025(3)	5,013,000	4,985,355
2.38%, 10/15/2027(3)	4,335,000	4,332,501
3.10%, 04/05/2022(3)	2,500,000	2,571,620
3.40%, 06/20/2024(3)	1,500,000	1,589,156
3.45%, 03/12/2021(3)	4,170,000	4,218,400
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,818,869
Lowe’s Cos, Inc.
3.65%, 04/05/2029	1,701,000	1,963,267
4.55%, 04/05/2049	1,450,000	1,864,993
4.65%, 04/15/2042	449,000	565,680
5.13%, 04/15/2050	3,422,000	4,682,372
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,825,766
McDonald’s Corp.
4.45%, 03/01/2047	360,000	446,162
4.70%, 12/09/2035	216,000	275,971
6.30%, 10/15/2037	394,000	587,642
O’Reilly Automotive, Inc.
1.75%, 03/15/2031	700,000	691,341
3.55%, 03/15/2026	500,000	564,784
3.60%, 09/01/2027	802,000	911,855
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	850,157	795,821
Starbucks Corp.
2.55%, 11/15/2030	1,480,000	1,565,236
Toyota Motor Credit Corp.
1.15%, 08/13/2027	1,432,000	1,429,652
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	562,244	542,421
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	812,815	797,131
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,725,193	6,583,900

United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	386,653	294,397
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,562,121	1,483,374
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,296,041	2,174,353
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	483,380	374,762
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,992,697	1,678,620
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,281,136	2,274,583
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,904,000	2,745,491
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020(3)	3,795,000	3,809,628
4.00%, 11/12/2021(3)	5,045,000	5,232,764
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	5,323,000	6,068,642
Walmart, Inc.
4.05%, 06/29/2048	3,858,000	5,021,812

Total Consumer, Cyclical		222,829,127

Consumer, Non-cyclical – 5.28%
Abbott Laboratories
1.15%, 01/30/2028	1,390,000	1,401,028
1.40%, 06/30/2030	1,460,000	1,465,760
4.75%, 11/30/2036	5,000,000	6,682,545
AbbVie, Inc.
2.60%, 11/21/2024(3)	8,919,000	9,458,510
2.80%, 03/15/2023(3)	971,000	1,014,962
2.85%, 05/14/2023	4,900,000	5,154,201
3.25%, 10/01/2022(3)	4,000,000	4,182,467
3.45%, 03/15/2022(3)	1,238,000	1,282,548
3.60%, 05/14/2025	12,060,000	13,364,260
3.80%, 03/15/2025(3)	3,000,000	3,328,907
3.85%, 06/15/2024(3)	1,198,000	1,312,316
4.05%, 11/21/2039(3)	6,902,000	7,882,756
4.25%, 11/21/2049(3)	11,691,000	13,808,839
4.40%, 11/06/2042	3,083,000	3,663,124
4.45%, 05/14/2046	425,000	505,098
4.55%, 03/15/2035(3)	6,025,000	7,364,279
4.70%, 05/14/2045	4,415,000	5,417,288
4.88%, 11/14/2048	2,641,000	3,347,671
5.00%, 12/15/2021(3)	3,500,000	3,648,268
Advocate Health & Hospitals Corp.
3.39%, 10/15/2049	792,000	881,792
Aetna, Inc.
4.50%, 05/15/2042	4,205,000	4,997,426
4.75%, 03/15/2044	1,800,000	2,219,154
6.75%, 12/15/2037	341,000	493,801
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,640,763
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,254,107
Amgen, Inc.
2.20%, 02/21/2027	1,155,000	1,218,415
2.70%, 05/01/2022	5,600,000	5,791,106
3.15%, 02/21/2040	2,000,000	2,122,073
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	536,744
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,110,000	4,795,572
4.38%, 04/15/2038	2,240,000	2,605,644
4.44%, 10/06/2048	590,000	687,408
4.50%, 06/01/2050	5,390,000	6,461,050
4.60%, 04/15/2048	2,939,000	3,497,253
4.60%, 06/01/2060	1,910,000	2,309,776
4.70%, 02/01/2036	8,132,000	9,809,804
4.75%, 01/23/2029	1,150,000	1,397,930
4.75%, 04/15/2058	93,000	113,109
4.90%, 02/01/2046	8,232,000	10,204,288
4.95%, 01/15/2042	2,735,000	3,364,045
5.45%, 01/23/2039	7,035,000	9,093,582
Anthem, Inc.
3.13%, 05/15/2022	484,000	504,736
3.30%, 01/15/2023	271,000	287,005
3.50%, 08/15/2024	694,000	758,617
4.10%, 03/01/2028	920,000	1,069,320
4.38%, 12/01/2047	4,500,000	5,499,895
4.63%, 05/15/2042	400,000	500,525
4.65%, 01/15/2043	391,000	491,675
4.65%, 08/15/2044	395,000	494,573
5.10%, 01/15/2044	1,690,000	2,245,998

Ascension Health
2.53%, 11/15/2029	1,740,000	1,885,435
3.11%, 11/15/2039	2,670,000	2,860,780
AstraZeneca Plc
1.38%, 08/06/2030	1,070,000	1,040,807
2.13%, 08/06/2050	1,040,000	942,622
4.00%, 09/18/2042	540,000	658,894
6.45%, 09/15/2037	500,000	756,454
BAT Capital Corp.
2.26%, 03/25/2028	2,000,000	2,004,876
2.73%, 03/25/2031	6,820,000	6,754,700
3.22%, 09/06/2026	9,224,000	9,924,664
3.22%, 08/15/2024	7,145,000	7,645,448
3.73%, 09/25/2040	1,240,000	1,230,391
3.98%, 09/25/2050	2,500,000	2,442,285
4.39%, 08/15/2037	1,986,000	2,144,211
4.54%, 08/15/2047	635,000	678,645
BAT International Finance Plc
1.67%, 03/25/2026	5,767,000	5,785,201
Baxalta, Inc.
3.60%, 06/23/2022	110,000	114,567
5.25%, 06/23/2045	50,000	68,007
Bayer US Finance II LLC
0.86% (3 Month LIBOR USD + 0.63%), 06/25/2021(2)(3)	4,135,000	4,143,231
3.50%, 06/25/2021(3)	1,650,000	1,683,089
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,179,633
Biogen, Inc.
2.25%, 05/01/2030	2,577,000	2,628,388
3.15%, 05/01/2050	650,000	639,877
Bon Secours Mercy Health Inc
3.46%, 06/01/2030	2,220,000	2,492,240
Boston Scientific Corp.
3.75%, 03/01/2026	483,000	550,291
4.00%, 03/01/2029	1,834,000	2,132,326
4.55%, 03/01/2039	725,000	906,427
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	2,246,000	2,531,684
3.25%, 02/20/2023	2,000,000	2,127,066
4.13%, 06/15/2039	5,151,000	6,471,753
4.25%, 10/26/2049	870,000	1,142,576
4.35%, 11/15/2047	7,950,000	10,492,551
4.55%, 02/20/2048	1,770,000	2,391,053
4.63%, 05/15/2044	2,640,000	3,536,667
5.00%, 08/15/2045	860,000	1,200,680
5.70%, 10/15/2040	302,000	442,820
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	284,239
Campbell Soup Co.
2.38%, 04/24/2030	895,000	930,032
3.13%, 04/24/2050	494,000	498,132
Cargill, Inc.
2.13%, 04/23/2030(3)	2,783,000	2,913,183
3.25%, 03/01/2023(3)	345,000	364,938
3.30%, 03/01/2022(3)	800,000	826,621
Children’s Hospital Corp.
2.51%, 08/15/2050	2,270,000	2,150,762
2.59%, 02/01/2050	1,290,000	1,265,550
2.93%, 07/15/2050	1,340,000	1,303,408
Cigna Corp.
2.40%, 03/15/2030	8,935,000	9,238,714
3.05%, 11/30/2022	9,105,000	9,576,391
3.25%, 04/15/2025	970,000	1,066,119
3.40%, 09/17/2021	7,505,000	7,723,495
3.75%, 07/15/2023	1,850,000	2,004,656
4.38%, 10/15/2028	30,325,000	36,015,570
4.50%, 02/25/2026	755,000	880,404
4.80%, 07/15/2046	218,000	273,610
4.90%, 12/15/2048	753,000	979,619
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,503,300
2.75%, 01/22/2030	1,370,000	1,474,477
Conagra Brands, Inc.
5.40%, 11/01/2048	1,275,000	1,720,139
7.00%, 10/01/2028	3,250,000	4,349,444
9.75%, 03/01/2021	1,750,000	1,809,129
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620,000	3,905,985
4.40%, 11/15/2025	760,000	883,371
4.65%, 11/15/2028	4,780,000	5,752,447
Cottage Health Obligated Group
3.30%, 11/01/2049	4,046,000	4,480,665

CVS Health Corp.
2.70%, 08/21/2040	7,943,000	7,597,453
4.30%, 03/25/2028	3,575,000	4,182,107
4.78%, 03/25/2038	550,000	665,606
4.88%, 07/20/2035	2,515,000	3,194,653
5.05%, 03/25/2048	5,645,000	7,178,792
5.13%, 07/20/2045	4,430,000	5,576,585
5.30%, 12/05/2043	3,260,000	4,161,568
CVS Pass-Through Trust
5.77%, 01/10/2033(3)	749,206	864,810
5.93%, 01/10/2034(3)	558,947	646,539
7.51%, 01/10/2032(3)	830,737	1,036,958
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	838,791	1,057,807
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,547,960	2,666,787
Danaher Corp.
2.60%, 10/01/2050	4,913,000	4,786,269
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	477,578
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	590,040
Element Fleet Management Corp.
3.85%, 06/15/2025(3)	3,000,000	3,156,919
Eli Lilly and Co
2.25%, 05/15/2050	1,075,000	1,013,147
Emory University
2.14%, 09/01/2030	2,220,000	2,324,630
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	413,414
4.50%, 02/15/2045(3)	300,000	354,617
5.63%, 03/15/2042(3)	357,000	466,482
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	10,007,791
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290,000	2,430,288
4.38%, 05/10/2043	526,000	638,622
Ford Foundation
2.82%, 06/01/2070	4,835,000	5,027,351
General Mills, Inc.
4.00%, 04/17/2025	925,000	1,050,065
4.55%, 04/17/2038	3,250,000	4,129,578
Gilead Sciences, Inc.
0.75%, 09/29/2023	7,164,000	7,178,579
1.65%, 10/01/2030	1,700,000	1,696,645
2.60%, 10/01/2040	4,452,000	4,441,855
4.60%, 09/01/2035	4,225,000	5,426,507
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,432,000
4.70%, 11/10/2047(3)	4,500,000	5,239,935
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050	2,000,000	1,959,171
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,295,720
HCA, Inc.
5.13%, 06/15/2039	1,715,000	2,077,955
5.25%, 06/15/2026	4,200,000	4,899,019
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,407,112
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,925,268
Johnson & Johnson
2.10%, 09/01/2040	4,113,000	4,092,391
2.45%, 09/01/2060	1,392,000	1,390,325
4.38%, 12/05/2033	1,070,000	1,413,845
Kellogg Co.
2.10%, 06/01/2030	1,240,000	1,269,344
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	994,650
3.43%, 06/15/2027	1,802,000	2,005,425
4.06%, 05/25/2023	4,575,000	4,974,154
4.42%, 05/25/2025	447,000	514,819
4.42%, 12/15/2046	4,032,000	4,955,985
4.99%, 05/25/2038	646,000	838,184
5.09%, 05/25/2048	500,000	667,777
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,625,000	3,732,521
4.38%, 06/01/2046	4,425,000	4,542,344
4.88%, 10/01/2049(3)	3,375,000	3,554,581
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,863,353
4.45%, 02/01/2047	1,010,000	1,241,300
5.40%, 07/15/2040	95,000	122,369

Laboratory Corp. of America Holdings
2.95%, 12/01/2029	7,795,000	8,569,262
3.20%, 02/01/2022	1,127,000	1,166,076
Leland Stanford Junior University
2.41%, 06/01/2050	1,527,000	1,541,097
MARS INC REGD 144A P/P
1.63%, 07/16/2032(3)	3,470,000	3,439,574
Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	6,425,532
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,646,600
4.68%, 07/01/2114	1,645,000	2,368,745
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	1,029,442
Medtronic, Inc.
3.50%, 03/15/2025	5,546,000	6,247,022
Memorial Health Services
3.45%, 11/01/2049	3,040,000	3,178,939
Mondelez International
2.63%, 09/04/2050	2,677,000	2,579,035
Mondelez International, Inc.
1.50%, 05/04/2025	700,000	718,501
1.50%, 02/04/2031	3,281,000	3,196,539
2.75%, 04/13/2030	636,000	692,140
Moody’s Corp.
2.55%, 08/18/2060	795,000	732,953
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,138,040
Multicare Health System
2.80%, 08/15/2050	1,045,000	1,027,174
Mylan NV
3.95%, 06/15/2026	532,000	597,663
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,261,991
4.55%, 04/15/2028	700,000	815,012
5.20%, 04/15/2048	7,550,000	9,342,341
5.40%, 11/29/2043	1,145,000	1,447,860
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	156,334
NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,280,653
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,931,200
Partners Healthcare System, Inc.
3.34%, 07/01/2060	5,470,000	5,990,289
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,574,754
Pfizer, Inc.
2.55%, 05/28/2040	4,650,000	4,797,036
2.70%, 05/28/2050	785,000	817,257
4.40%, 05/15/2044	1,655,000	2,175,269
5.80%, 08/12/2023	4,000,000	4,595,486
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,353,293
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480,000	3,603,686
3.30%, 07/15/2056	5,599,000	6,770,620
Procter & Gamble - Esop
9.36%, 01/01/2021	18,345	18,732
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,317,980
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	252,488
3.50%, 03/30/2025	4,820,000	5,339,337
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,235,864
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,726,180
2.80%, 09/15/2050	1,655,000	1,540,267
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,625,608
Royalty Pharma Plc
0.75%, 09/02/2023(3)	7,105,000	7,085,603
1.20%, 09/02/2025(3)	2,080,000	2,073,417
1.75%, 09/02/2027(3)	2,080,000	2,078,190
3.30%, 09/02/2040(3)	1,720,000	1,685,161
3.55%, 09/02/2050(3)	1,765,000	1,703,211
Rush Obligated Group
3.92%, 11/15/2029	2,316,000	2,691,345
S&P Global, Inc.
2.30%, 08/15/2060	570,000	510,443

Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	3,549,000	3,613,064
2.88%, 09/23/2023	668,000	709,038
3.20%, 09/23/2026	3,626,000	4,030,828
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,147,783
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	1,785,000	1,843,740
3.18%, 07/09/2050	1,920,000	1,965,315
3.38%, 07/09/2060	1,210,000	1,245,475
Texas Health Resources
2.33%, 11/15/2050	970,000	902,906
4.33%, 11/15/2055	1,000,000	1,337,127
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	476,000	529,759
3.00%, 04/15/2023	227,000	240,083
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(3)	1,220,000	1,244,532
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,631,384
4.88%, 08/15/2034	400,000	521,789
5.15%, 08/15/2044	588,000	778,740
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	893,820
UnitedHealth Group, Inc.
2.75%, 05/15/2040	4,421,000	4,642,691
3.10%, 03/15/2026	550,000	613,803
3.50%, 08/15/2039	1,675,000	1,920,865
4.63%, 07/15/2035	427,000	560,938
Universal Health Services, Inc.
2.65%, 10/15/2030(3)	1,520,000	1,513,190
University of Chicago
2.76%, 04/01/2045	1,575,000	1,607,183
University of Southern California
3.23%, 10/01/2120	1,370,000	1,455,970
Upjohn, Inc.
2.30%, 06/22/2027(3)	3,525,000	3,637,933
3.85%, 06/22/2040(3)	4,820,000	5,189,297
4.00%, 06/22/2050(3)	2,000,000	2,129,229
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,985,272
Yale University
0.87%, 04/15/2025	7,538,000	7,593,363
1.48%, 04/15/2030	2,745,000	2,775,769
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530,000	1,491,439
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,746,324
3.55%, 04/01/2025	6,000,000	6,631,685
3.55%, 03/20/2030	5,000,000	5,602,055
3.70%, 03/19/2023	407,000	434,503
Zoetis, Inc.
2.00%, 05/15/2030	1,590,000	1,636,492
3.00%, 09/12/2027	4,685,000	5,176,858

Total Consumer, Non-cyclical		787,357,824

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	405,067
2.75%, 10/03/2026(3)	600,000	645,463
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	517,760
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	821,088
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(3)	876,541	948,615
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	469,953

Total Diversified		3,807,946

Energy – 3.78%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	4,428,000	5,420,226
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	365,820
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,317,280
Baker Hughes a GE Co. LLC
4.49%, 05/01/2030	1,365,000	1,553,051
5.13%, 09/15/2040	600,000	710,010
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145,000	1,121,481
4.80%, 05/03/2029	960,000	1,045,540

BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,415,000	1,403,230
3.02%, 01/16/2027	1,052,000	1,155,352
3.25%, 05/06/2022	262,000	273,504
3.79%, 02/06/2024	9,145,000	10,027,214
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,562,091
3.51%, 03/17/2025	45,000	50,119
3.54%, 11/04/2024	700,000	772,848
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,773,930
5.85%, 11/15/2043	591,000	547,470
Canadian Natural Resources Ltd.
6.50%, 02/15/2037	118,000	139,533
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	4,570,950
5.40%, 06/15/2047	322,000	271,592
Chevron Corp
2.24%, 05/11/2030	1,280,000	1,357,335
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	3,960,000	4,219,550
3.00%, 05/09/2023	2,000,000	2,095,938
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,513,622
Concho Resources, Inc.
2.40%, 02/15/2031	1,310,000	1,251,774
3.75%, 10/01/2027	1,000,000	1,078,026
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	713,992
Diamondback Energy, Inc.
3.25%, 12/01/2026	1,280,000	1,281,593
4.75%, 05/31/2025	2,000,000	2,157,055
Ecopetrol SA
4.13%, 01/16/2025	383,000	401,675
5.38%, 06/26/2026	537,000	593,385
5.88%, 09/18/2023	395,000	434,500
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	864,195
4.95%, 05/15/2028	615,000	602,721
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,394,550
Enbridge, Inc.
3.70%, 07/15/2027	538,000	598,244
4.50%, 06/10/2044	500,000	563,935
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	964,250
Encana Corp.
6.50%, 08/15/2034	268,000	249,826
7.20%, 11/01/2031	500,000	495,150
7.38%, 11/01/2031	274,000	273,654
8.13%, 09/15/2030	400,000	408,141
Energy Transfer Operating LP
4.05%, 03/15/2025	2,250,000	2,364,220
4.75%, 01/15/2026	2,367,000	2,522,170
5.00%, 05/15/2050	5,545,000	5,090,151
5.25%, 04/15/2029	2,631,000	2,829,124
6.05%, 06/01/2041	500,000	501,272
6.13%, 12/15/2045	810,000	811,502
6.25%, 04/15/2049	3,179,000	3,271,323
6.50%, 02/01/2042	200,000	207,253
Energy Transfer Partners LP
5.00%, 10/01/2022	3,300,000	3,469,017
5.88%, 03/01/2022	5,000,000	5,218,630
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,178,459
5.70%, 10/01/2040(3)	557,000	667,668
ENI USA, Inc.
7.30%, 11/15/2027	400,000	517,865
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	861,030
Enterprise Products Operating LLC
3.20%, 02/15/2052	5,556,000	5,022,588
3.70%, 02/15/2026	304,000	340,876
3.70%, 01/31/2051	514,000	506,240
3.90%, 02/15/2024	3,400,000	3,708,227
3.95%, 01/31/2060	870,000	854,250
4.20%, 01/31/2050	1,335,000	1,417,395
4.85%, 08/15/2042	4,000,000	4,525,030
4.95%, 10/15/2054	177,000	206,526
5.75%, 03/01/2035	1,075,000	1,318,278
5.75% (5 Year CMT Index + 5.31%), 07/15/2080	1,090,000	1,127,934
5.95%, 02/01/2041	201,000	253,170
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	259,377

EQM Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,958,560
4.75%, 07/15/2023	5,000,000	4,993,750
EQT Corp.
3.90%, 10/01/2027	805,000	733,556
Equinor ASA
1.75%, 01/22/2026	17,673,000	18,329,870
2.88%, 04/06/2025	5,790,000	6,292,845
3.25%, 11/10/2024	508,000	558,773
Exxon Mobil Corp.
2.61%, 10/15/2030	2,510,000	2,707,338
2.99%, 03/19/2025	2,800,000	3,066,468
3.00%, 08/16/2039	2,035,000	2,148,933
3.10%, 08/16/2049	2,040,000	2,081,079
3.45%, 04/15/2051	6,813,000	7,466,201
3.48%, 03/19/2030	2,250,000	2,595,584
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/2022(3)	610,000	640,256
6.51%, 03/07/2022(3)	1,140,000	1,211,168
Gray Oak Pipeline LLC
2.00%, 09/15/2023(3)	1,220,000	1,226,636
2.60%, 10/15/2025(3)	1,480,000	1,484,771
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,327,696
4.75%, 08/01/2043	565,000	555,318
4.85%, 11/15/2035	200,000	211,357
7.60%, 08/15/2096(3)	258,000	278,123
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,185,279
Hess Corp.
6.00%, 01/15/2040	513,000	567,215
7.88%, 10/01/2029	1,328,000	1,660,984
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,600,522
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,746,093
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	4,077,460
5.00%, 10/01/2021	4,875,000	5,032,698
6.95%, 01/15/2038	2,242,000	2,929,899
7.30%, 08/15/2033	1,650,000	2,244,329
7.50%, 11/15/2040	483,000	649,979
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,238,912
3.25%, 08/01/2050	1,430,000	1,291,410
5.05%, 02/15/2046	600,000	679,649
7.80%, 08/01/2031	4,600,000	6,356,995
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	410,673
4.20%, 12/01/2042	417,000	416,494
4.20%, 03/15/2045	5,725,000	5,682,602
4.20%, 10/03/2047	1,050,000	1,091,267
5.15%, 10/15/2043	441,000	513,305
Marathon Oil Corp.
2.80%, 11/01/2022	700,000	717,003
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,551,919
3.63%, 09/15/2024	1,241,000	1,328,992
4.50%, 05/01/2023	3,070,000	3,314,894
4.50%, 04/01/2048	3,000,000	3,034,307
4.70%, 05/01/2025	12,378,000	13,971,595
4.75%, 12/15/2023	5,537,000	6,068,154
5.13%, 12/15/2026	5,379,000	6,234,577
5.38%, 10/01/2022	4,640,000	4,640,000
MPLX LP
1.75%, 03/01/2026	7,159,000	7,142,728
2.65%, 08/15/2030	9,160,000	8,975,368
4.13%, 03/01/2027	622,000	686,744
4.50%, 04/15/2038	8,016,000	8,193,921
4.70%, 04/15/2048	210,000	212,374
4.88%, 06/01/2025	3,000,000	3,400,489
5.20%, 03/01/2047	1,573,000	1,686,949
5.25%, 01/15/2025	5,103,000	5,290,362
5.50%, 02/15/2049	1,665,000	1,860,324
Newfield Exploration Co.
5.75%, 01/30/2022	3,820,000	3,841,742
Noble Energy, Inc.
3.25%, 10/15/2029	1,155,000	1,276,303
5.05%, 11/15/2044	3,740,000	4,843,998
5.25%, 11/15/2043	3,975,000	5,260,237
6.00%, 03/01/2041	1,240,000	1,717,393

Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	1,760,000
3.20%, 08/15/2026	3,000,000	2,379,375
6.45%, 09/15/2036	2,685,000	2,282,304
ONEOK Partners LP
3.38%, 10/01/2022	151,000	156,861
5.00%, 09/15/2023	3,923,000	4,251,582
6.20%, 09/15/2043	2,500,000	2,637,160
6.65%, 10/01/2036	1,050,000	1,180,832
ONEOK, Inc.
3.10%, 03/15/2030	13,970,000	13,440,479
3.40%, 09/01/2029	925,000	907,341
4.50%, 03/15/2050	915,000	808,302
4.95%, 07/13/2047	1,850,000	1,756,124
5.20%, 07/15/2048	1,400,000	1,347,218
Petroleos Mexicanos
5.50%, 01/21/2021	810,000	817,088
6.35%, 02/12/2048	5,187,000	3,883,766
6.49%, 01/23/2027(3)	1,185,000	1,110,345
6.50%, 03/13/2027	1,090,000	1,016,425
6.50%, 01/23/2029	970,000	868,150
6.75%, 09/21/2047	9,337,000	7,189,490
6.88%, 08/04/2026	2,390,000	2,293,575
7.69%, 01/23/2050(3)	4,534,000	3,742,817
Phillips 66
4.88%, 11/15/2044	70,000	83,052
5.88%, 05/01/2042	3,000,000	3,945,454
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	645,973
3.55%, 10/01/2026	190,000	200,407
3.61%, 02/15/2025	560,000	594,654
4.90%, 10/01/2046	412,000	427,258
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330,000	2,186,038
Plains All American Pipeline
3.65%, 06/01/2022	5,672,000	5,808,425
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800,000	2,707,236
3.80%, 09/15/2030	838,000	811,879
4.65%, 10/15/2025	10,312,000	11,077,494
4.70%, 06/15/2044	3,880,000	3,465,670
5.15%, 06/01/2042	1,540,000	1,451,119
Reliance Industries Ltd.
5.40%, 02/14/2022(3)	1,115,000	1,174,705
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	11,511,820
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	11,822,369
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640,000	2,653,782
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	846,462
3.90%, 05/17/2028(3)	852,000	917,201
Shell International Finance BV
2.75%, 04/06/2030	3,300,000	3,606,078
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,973,429
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(3)	428,000	470,459
8.00%, 03/01/2032	446,000	632,287
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	859,479
4.50%, 03/15/2045	3,000,000	3,403,443
5.95%, 09/25/2043	207,000	257,875
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,281,894
5.95%, 05/15/2035	350,000	432,373
6.80%, 05/15/2038	423,000	552,574
7.88%, 06/15/2026	543,000	688,118
Sunoco Logistics Partners Operations LP
4.95%, 01/15/2043	1,482,000	1,306,359
5.30%, 04/01/2044	200,000	185,382
5.40%, 10/01/2047	1,500,000	1,413,864
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	5,846,226
4.38%, 03/13/2025	8,465,000	9,263,932
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030(3)	1,705,000	1,764,771
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	734,635
3.50%, 01/15/2028(3)	450,000	486,807

Total Capital International SA
2.99%, 06/29/2041	2,600,000	2,708,509
3.13%, 05/29/2050	2,465,000	2,546,017
3.46%, 07/12/2049	1,905,000	2,075,938
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	1,178,178
4.88%, 01/15/2026	792,000	931,696
6.20%, 10/15/2037	573,000	774,022
Valero Energy Corp.
1.20%, 03/15/2024	4,208,000	4,190,140
2.15%, 09/15/2027	9,421,000	9,357,664
2.70%, 04/15/2023	1,455,000	1,509,625
2.85%, 04/15/2025	9,154,000	9,588,620
3.40%, 09/15/2026	10,326,000	11,093,489
6.63%, 06/15/2037	5,000,000	6,280,745
7.50%, 04/15/2032	175,000	237,281
Williams Cos, Inc.
3.50%, 11/15/2030	5,039,000	5,475,376
3.90%, 01/15/2025	700,000	765,317
4.30%, 03/04/2024	2,500,000	2,734,867
4.85%, 03/01/2048	3,000,000	3,367,365
4.90%, 01/15/2045	7,000,000	7,472,296
5.40%, 03/04/2044	2,750,000	3,082,502
5.75%, 06/24/2044	2,500,000	2,943,562
6.30%, 04/15/2040	333,000	411,121
8.75%, 03/15/2032	2,359,000	3,360,305
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,490,722

Total Energy		564,033,921

Financials – 12.95%
ABN AMRO Bank NV
2.65%, 01/19/2021(3)	1,000,000	1,006,923
4.75%, 07/28/2025(3)	6,031,000	6,791,509
AerCap Ireland Capital DAC
2.88%, 08/14/2024	1,060,000	1,020,648
3.15%, 02/15/2024	5,315,000	5,270,278
3.30%, 01/23/2023	3,051,000	3,061,314
3.50%, 01/15/2025	1,500,000	1,460,916
4.13%, 07/03/2023	1,050,000	1,071,307
4.45%, 12/16/2021	1,260,000	1,287,348
4.50%, 09/15/2023	5,280,000	5,439,650
4.63%, 10/15/2027	2,500,000	2,424,554
6.50%, 07/15/2025	770,000	831,106
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,987,706
3.20%, 09/16/2040(3)	915,000	944,856
3.60%, 04/09/2029(3)	795,000	893,890
3.90%, 04/06/2028(3)	1,000,000	1,136,290
AIB Group Plc
4.75%, 10/12/2023(3)	3,500,000	3,804,686
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,433,044
Air Lease Corp.
2.88%, 01/15/2026	1,300,000	1,277,227
3.25%, 03/01/2025	710,000	722,591
3.25%, 10/01/2029	3,950,000	3,750,161
3.38%, 07/01/2025	2,430,000	2,480,862
3.88%, 07/03/2023	2,500,000	2,604,036
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190,000	1,161,217
3.80%, 04/15/2026	338,000	387,491
4.00%, 02/01/2050	1,451,000	1,733,238
American Express Co.
4.20%, 11/06/2025	1,400,000	1,620,619
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,553,168
American International Group, Inc.
3.40%, 06/30/2030	4,791,000	5,284,955
3.88%, 01/15/2035	376,000	432,146
3.90%, 04/01/2026	1,370,000	1,561,853
4.13%, 02/15/2024	107,000	118,718
6.40%, 12/15/2020	4,009,000	4,057,592
American Tower Corp.
1.88%, 10/15/2030	2,485,000	2,447,409
2.10%, 06/15/2030	1,300,000	1,312,603
2.25%, 01/15/2022	600,000	613,736
2.90%, 01/15/2030	120,000	129,524
3.38%, 10/15/2026	506,000	560,200
3.70%, 10/15/2049	2,065,000	2,258,747
3.80%, 08/15/2029	2,500,000	2,861,672
American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,959,201
AmSouth Bancorp
6.75%, 11/01/2025	527,000	644,007

ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(3)	500,000	570,468
Aon Corp.
2.80%, 05/15/2030	4,451,000	4,805,440
Aon Plc
3.50%, 06/14/2024	815,000	887,847
4.00%, 11/27/2023	5,000,000	5,465,296
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,207,785
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,295,094
Athene Global Funding
2.95%, 11/12/2026(3)	8,370,000	8,812,971
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026(3)	1,816,000	2,045,342
4.50%, 03/19/2024(3)	9,000,000	9,892,692
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(3)	1,000,000	916,427
4.38%, 05/01/2026(3)	790,000	749,307
5.25%, 05/15/2024(3)	2,790,000	2,802,375
5.50%, 01/15/2023(3)	2,240,000	2,261,108
5.50%, 01/15/2026(3)	3,000,000	3,011,581
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	8,600,000	8,589,790
Banco del Estado de Chile
2.67%, 01/08/2021(3)	6,202,000	6,217,505
Banco Nacional de Panama
2.50%, 08/11/2030(3)	2,750,000	2,721,125
Banco Santander SA
1.39% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,004,466
2.75%, 05/28/2025	1,600,000	1,681,328
3.13%, 02/23/2023	2,200,000	2,304,370
3.50%, 04/11/2022	5,000,000	5,186,079
3.85%, 04/12/2023	2,400,000	2,562,701
5.18%, 11/19/2025	1,500,000	1,704,944
Bank of America Corp.
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031	1,285,000	1,279,346
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)	2,000,000	2,109,027
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)	2,965,000	3,090,683
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(2)	11,321,000	11,954,823
2.63%, 04/19/2021	2,500,000	2,531,622
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(2)	13,874,000	14,150,363
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,695,886
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)	5,130,000	5,537,228
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	18,031,000	18,931,210
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,000,000	5,390,537
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	981,814
3.25%, 10/21/2027	5,800,000	6,405,562
3.30%, 01/11/2023	3,800,000	4,034,422
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,634,371
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	1,985,000	2,114,317
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	14,440,000	16,130,791
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,741,643
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	5,081,046
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	10,000,000	11,330,236
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	8,174,000	8,851,674
3.95%, 04/21/2025	5,201,000	5,775,404
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	2,820,000	3,277,314
4.00%, 01/22/2025	5,349,000	5,957,331
4.20%, 08/26/2024	4,140,000	4,609,705
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,757,684
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2168(2)	3,075,000	2,982,750
4.45%, 03/03/2026	7,140,000	8,197,859
6.11%, 01/29/2037	3,580,000	5,050,871
7.75%, 05/14/2038	137,000	226,728
Bank of Montreal
1.85%, 05/01/2025	1,950,000	2,033,466
3.30%, 02/05/2024	1,200,000	1,299,827
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,984,068
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,053,309
3.00%, 02/24/2025	5,360,000	5,876,214
3.25%, 09/11/2024	650,000	712,541
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	1,034,534
Bank of Nova Scotia
1.63%, 05/01/2023	6,570,000	6,738,470
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,789,734
Barclays Plc
2.65% (1 Year CMT Index + 1.90%), 06/24/2031	3,220,000	3,211,533
3.65%, 03/16/2025	2,522,000	2,720,187
3.68%, 01/10/2023	10,650,000	10,978,585

3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	4,500,000	4,845,416
4.34%, 01/10/2028	2,360,000	2,626,806
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,407,370
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,863,064
5.20%, 05/12/2026	500,000	554,375
BB&T Corp.
2.85%, 10/26/2024	1,000,000	1,083,456
BBVA USA
2.50%, 08/27/2024	1,615,000	1,679,492
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	322,000	412,077
4.40%, 05/15/2042	1,524,000	1,938,675
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	9,074,150
BlackRock, Inc.
1.90%, 01/28/2031	1,261,000	1,307,575
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	212,194
Blackstone Secured
3.65%, 07/14/2023(3)	2,110,000	2,126,232
BNP Paribas SA
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(3)	6,280,000	6,251,212
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(3)	1,400,000	1,443,775
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(3)	2,000,000	1,940,810
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	4,000,000	4,219,580
3.38%, 01/09/2025(3)	10,725,000	11,630,910
3.50%, 03/01/2023(3)	430,000	455,761
3.80%, 01/10/2024(3)	1,600,000	1,731,605
4.40%, 08/14/2028(3)	725,000	849,803
BNZ International Funding Ltd.
2.65%, 11/03/2022(3)	1,516,000	1,581,478
3.38%, 03/01/2023(3)	6,000,000	6,406,403
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,574,530
2.75%, 09/18/2022(3)	780,000	794,714
Boston Properties LP
3.13%, 09/01/2023	300,000	317,293
3.20%, 01/15/2025	1,139,000	1,233,264
3.65%, 02/01/2026	557,000	618,918
BPCE SA
1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(3)	1,566,000	1,566,265
2.75%, 01/11/2023(3)	1,000,000	1,047,180
3.25%, 01/11/2028(3)	7,815,000	8,621,869
4.50%, 03/15/2025(3)	2,000,000	2,211,331
4.63%, 07/11/2024(3)	1,300,000	1,431,454
5.15%, 07/21/2024(3)	2,800,000	3,135,222
5.70%, 10/22/2023(3)	3,645,000	4,084,638
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,177,653
4.05%, 07/01/2030	5,956,000	6,389,900
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	857,036
4.70%, 09/20/2047	769,000	896,904
4.85%, 03/29/2029	875,000	1,041,216
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150,000	4,187,064
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,340,728
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	784,172
3.65%, 05/11/2027	2,039,000	2,249,366
3.75%, 04/24/2024	824,000	896,592
3.75%, 07/28/2026	960,000	1,043,623
3.90%, 01/29/2024	13,708,000	14,918,729
4.20%, 10/29/2025	400,000	443,367
Charles Schwab Corp.
3.20%, 03/02/2027	1,700,000	1,904,956
3.23%, 09/01/2022	165,000	173,691
Citigroup, Inc.
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(2)	5,149,000	5,412,049
2.75%, 04/25/2022	13,420,000	13,867,832
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	12,165,000	12,622,423
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	3,387,000	3,494,347
3.20%, 10/21/2026	905,000	997,880
3.40%, 05/01/2026	1,000,000	1,111,470
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,777,865
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	5,191,435
3.70%, 01/12/2026	9,150,000	10,277,815
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	11,355,000	12,843,262
4.30%, 11/20/2026	5,442,000	6,229,002
4.40%, 06/10/2025	12,181,000	13,698,394

4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(2)	5,940,000	7,124,096
4.45%, 09/29/2027	7,467,000	8,649,191
6.63%, 01/15/2028	387,000	503,569
Citizens Bank N.A.
3.70%, 03/29/2023	1,370,000	1,467,533
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	190,718
2.64%, 09/30/2032(3)	343,000	341,740
3.25%, 04/30/2030	5,000,000	5,515,559
CNA Financial Corp.
3.45%, 08/15/2027	820,000	920,815
3.95%, 05/15/2024	303,000	335,689
7.25%, 11/15/2023	7,470,000	8,830,874
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,165,630
Commonwealth Bank of Australia
2.50%, 09/18/2022(3)	800,000	835,011
2.85%, 05/18/2026(3)	1,300,000	1,434,460
3.45%, 03/16/2023(3)	1,300,000	1,392,174
3.74%, 09/12/2039(3)	6,585,000	7,268,708
4.50%, 12/09/2025(3)	778,000	877,842
Compass Bank
3.88%, 04/10/2025	7,840,000	8,410,318
Cooperatieve Rabobank UA
3.88%, 02/08/2022	4,000,000	4,189,902
4.38%, 08/04/2025	570,000	645,897
4.63%, 12/01/2023	7,216,000	8,025,130
5.80%, 09/30/2110(3)	361,000	587,417
Credit Agricole SA
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(2)(3)	1,450,000	1,482,603
3.75%, 04/24/2023(3)	575,000	617,061
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,483,050
4.38%, 03/17/2025(3)	305,000	336,531
Credit Suisse AG/New York
1.00%, 05/05/2023	3,241,000	3,274,642
2.80%, 04/08/2022	3,000,000	3,106,407
Credit Suisse Group AG
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(2)(3)	1,020,000	1,053,207
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,513,053
3.57%, 01/09/2023(3)	3,216,000	3,326,483
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,000,000	2,230,926
4.28%, 01/09/2028(3)	3,973,000	4,507,822
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/2023	8,500,000	9,140,737
4.55%, 04/17/2026	1,500,000	1,747,689
Crown Castle International Corp.
2.25%, 01/15/2031	2,585,000	2,604,047
4.00%, 03/01/2027	261,000	296,312
5.25%, 01/15/2023	400,000	439,506
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2168(2)(3)	1,179,000	1,270,373
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	882,238
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(3)	4,448,000	4,448,311
2.00%, 09/08/2021(3)	558,000	566,210
2.70%, 03/02/2022(3)	542,000	558,243
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	5,030,467
3.30%, 11/16/2022	3,000,000	3,102,213
3.70%, 05/30/2024	850,000	890,438
3.70%, 05/30/2024	2,063,000	2,167,424
4.25%, 10/14/2021	4,165,000	4,281,674
Deutsche Bank AG/New York NY
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024	2,835,000	2,853,608
3.95%, 02/27/2023	5,000,000	5,251,473
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	541,584
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	519,734
Discover Bank
3.35%, 02/06/2023	2,000,000	2,115,517
3.45%, 07/27/2026	3,951,000	4,324,108
4.20%, 08/08/2023	7,156,000	7,830,010
4.65%, 09/13/2028	4,000,000	4,705,181
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,170,223
DNB Bank ASA
1.13% (5 Year CMT Index + 0.85%), 09/16/2026(3)	4,000,000	3,992,880
Duke Realty LP
2.88%, 11/15/2029	800,000	872,109
3.25%, 06/30/2026	203,000	225,040
3.63%, 04/15/2023	7,744,000	8,224,700

Equinix, Inc.
1.55%, 03/15/2028	2,580,000	2,577,461
Essex Portfolio LP
1.65%, 01/15/2031	910,000	885,990
2.65%, 03/15/2032	1,740,000	1,835,980
Federal Realty Investment Trust
3.50%, 06/01/2030	3,243,000	3,506,171
3.95%, 01/15/2024	2,978,000	3,225,312
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(3)	5,000,000	5,219,777
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,547,678
FMR LLC
4.95%, 02/01/2033(3)	250,000	338,266
6.45%, 11/15/2039(3)	258,000	393,248
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,058,982
GE Capital Funding LLC
4.05%, 05/15/2027(3)	4,000,000	4,308,563
4.40%, 05/15/2030(3)	5,346,000	5,746,415
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	10,853,000	11,469,900
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,580,114
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	176,950
Goldman Sachs Group, Inc.
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	10,097,000	10,338,320
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	9,095,927
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,185,773
3.00%, 04/26/2022	1,653,000	1,676,837
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	6,050,944
3.50%, 01/23/2025	6,509,000	7,140,404
3.50%, 11/16/2026	1,700,000	1,878,479
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	3,910,534
3.75%, 05/22/2025	1,305,000	1,450,100
3.75%, 02/25/2026	9,005,000	10,132,957
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	5,000,000	5,823,384
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	6,303,000	7,672,134
5.15%, 05/22/2045	4,000,000	5,197,161
6.75%, 10/01/2037	2,170,000	3,139,895
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	229,906
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	942,759
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	833,602
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(3)	1,824,000	1,968,022
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,610,000	7,260,727
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610,000	5,756,487
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000,000	1,107,951
4.30%, 04/15/2043	1,080,000	1,266,046
HCP, Inc.
3.40%, 02/01/2025	662,000	724,364
3.50%, 07/15/2029	1,742,000	1,938,954
3.88%, 08/15/2024	1,981,000	2,195,778
4.20%, 03/01/2024	241,000	265,305
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380,000	1,350,903
3.75%, 07/01/2027	1,734,000	1,927,987
HSBC Holdings Plc
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026	9,613,000	9,585,905
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028	7,470,000	7,390,118
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031	2,975,000	2,944,476
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,860,839
3.60%, 05/25/2023	1,000,000	1,067,052
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	12,328,000	13,317,629
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,393,946
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	1,000,000	1,118,830
4.00%, 03/30/2022	780,000	819,033
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,693,449
4.25%, 03/14/2024	1,000,000	1,072,594
4.25%, 08/18/2025	1,009,000	1,096,236
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,794,695
4.30%, 03/08/2026	1,000,000	1,128,118
6.10%, 01/14/2042	1,060,000	1,517,308

HSBC USA, Inc.
9.13%, 05/15/2021	75,000	78,784
Huntington Bancshares, Inc.
2.30%, 01/14/2022	3,000,000	3,065,224
2.55%, 02/04/2030	1,650,000	1,723,084
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,167,055
ING Bank NV
5.80%, 09/25/2023(3)	503,000	564,693
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(3)	1,940,000	1,961,697
3.15%, 03/29/2022	4,000,000	4,150,815
4.10%, 10/02/2023	3,175,000	3,481,417
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	468,657
8.63%, 01/15/2022	1,200,000	1,290,212
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	11,534,440
Invesco Finance Plc
3.75%, 01/15/2026	4,249,000	4,775,196
4.00%, 01/30/2024	2,889,000	3,158,340
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	826,351
3.05%, 04/29/2026(3)	473,000	520,717
3.25%, 01/30/2024(3)	460,000	493,373
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,830,516
6.25%, 01/15/2036	155,000	191,832
6.45%, 06/08/2027	428,000	521,544
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	865,871
JPMorgan Chase & Co.
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(2)	18,322,000	19,108,330
2.95%, 10/01/2026	5,000,000	5,500,961
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(2)	1,474,000	1,559,887
3.13%, 01/23/2025	13,475,000	14,696,624
3.20%, 06/15/2026	3,989,000	4,423,409
3.30%, 04/01/2026	1,870,000	2,071,799
3.38%, 05/01/2023	3,800,000	4,055,916
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,581,424
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	5,796,000	6,985,748
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2168(2)	4,275,000	4,039,875
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,685,933
4.02% (3 Month LIBOR USD + 1.00%), 12/05/2024	1,742,000	1,915,704
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,454,332
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	11,610,919
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2168(2)	1,985,000	1,945,300
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2168(2)	5,010,000	5,001,364
KeyBank N.A.
3.18%, 05/22/2022	567,000	590,514
KeyCorp
4.15%, 10/29/2025	950,000	1,092,307
Kimco Realty Corp.
2.70%, 10/01/2030	2,770,000	2,811,339
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(3)	6,769,000	7,539,249
4.25%, 06/15/2023(3)	72,000	78,703
4.57%, 02/01/2029(3)	2,301,000	2,781,072
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(3)	100,000	153,957
8.50%, 05/15/2025(3)	700,000	879,453
Life Storage LP
2.20%, 10/15/2030	2,630,000	2,625,243
4.00%, 06/15/2029	1,831,000	2,078,202
Lincoln National Corp.
4.20%, 03/15/2022	873,000	922,849
7.00%, 06/15/2040	1,715,000	2,509,850
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	9,302,060
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,095,015
3.75%, 01/11/2027	2,000,000	2,224,795
4.05%, 08/16/2023	3,000,000	3,254,110
4.38%, 03/22/2028	949,000	1,100,309
4.45%, 05/08/2025	855,000	966,894
4.50%, 11/04/2024	2,010,000	2,194,207
4.58%, 12/10/2025	550,000	605,051
Macquarie Bank Ltd.
4.00%, 07/29/2025(3)	500,000	569,737
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,273,822
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,796,466
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,143,799

5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,298,071
6.25%, 01/14/2021(3)	1,111,000	1,129,018
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	2,066,596
Markel Corp.
3.63%, 03/30/2023	400,000	424,232
4.15%, 09/17/2050	655,000	783,407
5.00%, 04/05/2046	1,265,000	1,674,061
Marsh & McLennan Cos, Inc.
4.80%, 07/15/2021	5,000,000	5,125,493
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(3)	2,690,000	2,765,667
4.90%, 04/01/2077(3)	5,000,000	6,534,345
7.63%, 11/15/2023(3)	550,000	626,544
MassMutual Global Funding II
2.75%, 06/22/2024(3)	700,000	752,323
Mastercard, Inc.
3.85%, 03/26/2050	4,200,000	5,283,808
MBIA Insurance Corp.
11.54% (3 Month LIBOR USD + 11.26%), 01/15/2033(3)	86,000	30,100
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	4,016,667
6.40%, 12/15/2036	3,530,000	4,387,207
Metropolitan Life Global Funding I
3.00%, 01/10/2023(3)	407,000	429,097
3.00%, 09/19/2027(3)	1,180,000	1,307,680
3.88%, 04/11/2022(3)	1,480,000	1,554,863
Mid-America Apartments LP
1.70%, 02/15/2031	1,330,000	1,308,522
4.00%, 11/15/2025	1,500,000	1,693,044
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024	14,354,000	14,358,340
2.05%, 07/17/2030	4,760,000	4,806,220
2.19%, 02/25/2025	5,000,000	5,235,754
2.53%, 09/13/2023	481,000	508,773
2.67%, 07/25/2022	800,000	829,947
3.00%, 02/22/2022	206,000	212,873
3.41%, 03/07/2024	2,520,000	2,737,749
3.46%, 03/02/2023	4,000,000	4,258,248
3.75%, 07/18/2039	1,615,000	1,862,586
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	786,341
3.96%, 09/19/2023(3)	2,730,000	2,947,062
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,378,188
Mizuho Financial Group
1.24% (3 Month LIBOR USD + 0.99%), 07/10/2024	1,480,000	1,491,515
Mizuho Financial Group, Inc.
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(2)	1,740,000	1,808,344
2.60%, 09/11/2022	3,500,000	3,633,757
2.87% (3 Month LIBOR USD + 1.31%), 09/13/2030(2)	1,620,000	1,736,769
2.95%, 02/28/2022	2,000,000	2,066,904
Morgan Stanley
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026	9,020,000	9,441,921
2.50%, 04/21/2021	2,000,000	2,024,208
2.63%, 11/17/2021	3,860,000	3,956,250
2.72%, 07/22/2025	873,000	927,353
2.75%, 05/19/2022	7,480,000	7,751,479
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,612,116
3.63%, 01/20/2027	9,804,000	11,074,750
3.70%, 10/23/2024	2,029,000	2,248,844
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,579,709
3.75%, 02/25/2023	1,882,000	2,020,090
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,977,437
3.88%, 04/29/2024	2,050,000	2,259,028
3.88%, 01/27/2026	3,125,000	3,561,766
3.95%, 04/23/2027	14,190,000	16,030,640
4.10%, 05/22/2023	3,460,000	3,739,761
4.35%, 09/08/2026	930,000	1,074,941
5.00%, 11/24/2025	4,959,000	5,816,733
5.50%, 07/28/2021	1,437,000	1,497,391
MUFG Bank Ltd.
3.75%, 03/10/2024(3)	3,215,000	3,520,235
4.10%, 09/09/2023(3)	239,000	262,251
National Australia Bank Ltd.
2.33%, 08/21/2030(3)	7,300,000	7,215,847
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,588,252
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	425,972
3.60%, 12/15/2026	700,000	756,560
3.90%, 06/15/2024	1,310,000	1,417,396
Nationwide Building Society
1.00%, 08/28/2025(3)	1,085,000	1,070,005
4.00%, 09/14/2026(3)	7,250,000	7,850,508

Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,044,304
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	12,057,712
NatWest Markets Plc
2.38%, 05/21/2023(3)	4,188,000	4,311,546
3.63%, 09/29/2022(3)	3,360,000	3,526,623
New York Life Global Funding
3.00%, 01/10/2028(3)	2,022,000	2,261,900
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	5,170,069
Nomura Holdings, Inc.
1.85%, 07/16/2025	5,000,000	5,090,266
2.65%, 01/16/2025	2,597,000	2,734,280
2.68%, 07/16/2030	1,550,000	1,595,334
Nordea Bank Abp
3.75%, 08/30/2023(3)	4,000,000	4,313,507
4.25%, 09/21/2022(3)	12,865,000	13,671,131
Northern Trust Corp.
1.95%, 05/01/2030	3,650,000	3,797,068
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	449,260
Office Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,269,805
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,575,248
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,026,725
3.88%, 03/20/2027(3)	1,044,000	1,139,668
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,625,953
Pacific Life Global Funding II
1.20%, 06/24/2025(3)	7,551,000	7,634,641
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	797,296
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022(3)	9,135,000	9,171,322
5.50%, 02/15/2024(3)	1,960,000	1,972,250
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,647,940
PNC Bank N.A.
2.95%, 01/30/2023	6,500,000	6,843,164
4.20%, 11/01/2025	322,000	373,048
Pricoa Global Funding I
0.80%, 09/01/2025(3)	12,814,000	12,781,947
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,216,393
Private Export Funding Corp.
2.65%, 02/16/2021(3)	5,905,000	5,959,046
2.80%, 05/15/2022	1,200,000	1,247,348
3.25%, 06/15/2025	1,280,000	1,430,348
3.55%, 01/15/2024	2,489,000	2,699,310
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2167(2)	780,000	780,000
Prologis LP
1.25%, 10/15/2030	11,480,000	11,195,183
3.25%, 10/01/2026	303,000	342,499
Protective Life Corp.
1.17%, 07/15/2025(3)	2,721,000	2,742,024
4.30%, 09/30/2028(3)	4,500,000	4,970,950
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,366,493
6.63%, 06/21/2040	5,995,000	9,051,954
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,204,263
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,562,806
3.25%, 01/15/2031	1,740,000	1,917,684
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,277,726
Regions Financial Corp.
2.75%, 08/14/2022	326,000	338,931
Royal Bank of Canada
2.25%, 11/01/2024	10,288,000	10,902,851
Royal Bank of Scotland Group Plc
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,897,791
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,734,817
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	598,153
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	5,490,000	6,382,358
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	8,342,468
Santander Holdings USA, Inc.
3.45%, 06/02/2025	6,330,000	6,755,092

Santander UK Group Holdings Plc
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	887,374
4.75%, 09/15/2025(3)	1,810,000	1,979,316
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,525,783
Scentre Group Trust 1
3.50%, 02/12/2025(3)	1,390,000	1,473,163
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(3)	1,865,000	1,843,532
SITE Centers Corp.
4.70%, 06/01/2027	368,000	388,073
Societe Generale SA
2.63%, 10/16/2024(3)	2,485,000	2,573,950
2.63%, 01/22/2025(3)	9,554,000	9,857,202
3.00%, 01/22/2030(3)	4,062,000	4,201,477
3.25%, 01/12/2022(3)	7,000,000	7,199,965
3.88%, 03/28/2024(3)	1,000,000	1,074,660
4.25%, 04/14/2025(3)	800,000	853,124
SouthTrust Bank
7.69%, 05/15/2025	253,000	308,302
Standard Chartered Plc
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	812,651
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(2)(3)	1,360,000	1,408,750
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,350,942
4.31% (3 Month LIBOR USD + 1.91%), 05/21/2030(2)(3)	700,000	779,503
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	871,916
5.20%, 01/26/2024(3)	609,000	660,666
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,909,673
State Street Corp.
2.90% (Secured Overnight Financing Rate + 2.60%), 03/30/2026(2)(3)	2,274,000	2,471,297
Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	5,016,756
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,107,500
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	272,489
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	11,687,000	11,899,337
2.13%, 07/08/2030	5,149,000	5,228,278
2.14%, 09/23/2030	4,403,000	4,334,062
2.44%, 10/19/2021	531,000	542,455
2.63%, 07/14/2026	644,000	693,859
2.78%, 10/18/2022	6,718,000	7,015,870
2.78%, 07/12/2022	1,500,000	1,558,732
2.85%, 01/11/2022	1,100,000	1,132,769
3.04%, 07/16/2029	5,005,000	5,449,016
3.10%, 01/17/2023	1,033,000	1,090,551
SunTrust Bank
3.30%, 05/15/2026	1,000,000	1,121,199
SunTrust Banks, Inc.
2.70%, 01/27/2022	4,210,000	4,332,977
4.00%, 05/01/2025	424,000	481,984
Synchrony Financial
3.75%, 08/15/2021	6,000,000	6,123,449
3.95%, 12/01/2027	1,500,000	1,613,378
4.50%, 07/23/2025	4,000,000	4,414,711
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(3)	3,360,000	3,927,472
4.90%, 09/15/2044(3)	200,000	251,874
6.85%, 12/16/2039(3)	218,000	324,825
Toronto-Dominion Bank
0.75%, 09/11/2025	15,075,000	15,029,952
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,655,370
6.13%, 08/15/2043	5,000,000	7,230,809
Truist Financial Corp.
1.95%, 06/05/2030	1,190,000	1,222,956
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	5,651,113
UBS AG
1.75%, 04/21/2022(3)	1,710,000	1,740,941
UBS Group Funding Switzerland AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(3)	1,850,000	1,848,578
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,648,882
3.49%, 05/23/2023(3)	9,790,000	10,209,672
4.13%, 09/24/2025(3)	800,000	911,661
4.25%, 03/23/2028(3)	3,000,000	3,478,955
UDR, Inc.
2.10%, 08/01/2032	7,089,000	7,043,762
2.95%, 09/01/2026	276,000	300,188
3.00%, 08/15/2031	415,000	448,715
3.20%, 01/15/2030	1,565,000	1,732,835

UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(3)	2,330,000	2,301,306
6.57%, 01/14/2022(3)	2,500,000	2,652,916
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	776,156
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	14,036,025
3.50%, 02/01/2025	251,000	271,741
3.75%, 05/01/2024	382,000	409,230
3.85%, 04/01/2027	677,000	737,354
4.13%, 01/15/2026	449,000	504,381
Visa, Inc.
1.10%, 02/15/2031	9,861,000	9,648,022
2.05%, 04/15/2030	1,130,000	1,207,674
Vornado Realty LP
3.50%, 01/15/2025	800,000	832,307
WEA Finance LLC
3.15%, 04/05/2022(3)	1,243,000	1,262,933
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020(3)	5,130,000	5,131,122
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)	17,945,000	18,627,517
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(2)	1,365,000	1,417,639
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(2)	2,342,000	2,442,426
2.57% (3 Month LIBOR USD + 1.00%), 02/11/2031(2)	12,110,000	12,661,583
3.00%, 04/22/2026	5,000,000	5,438,368
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(2)	3,900,000	4,046,434
3.07%, 01/24/2023	2,655,000	2,738,333
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,413,744
3.30%, 09/09/2024	1,900,000	2,071,339
3.50%, 03/08/2022	1,929,000	2,010,534
3.55%, 09/29/2025	700,000	778,316
3.75%, 01/24/2024	1,690,000	1,835,955
4.10%, 06/03/2026	3,749,000	4,220,967
4.30%, 07/22/2027	729,000	833,578
4.40%, 06/14/2046	626,000	744,271
4.65%, 11/04/2044	675,000	818,964
4.75%, 12/07/2046	1,343,000	1,675,217
4.90%, 11/17/2045	2,117,000	2,680,607
5.38%, 11/02/2043	317,000	418,092
Welltower, Inc.
2.70%, 02/15/2027	497,000	524,500
3.10%, 01/15/2030	1,085,000	1,150,143
6.50%, 03/15/2041	700,000	920,436
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,347,483
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	1,237,687
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	728,453
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	10,062,304
WP Carey, Inc.
4.25%, 10/01/2026	1,949,000	2,199,869
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,233,203
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,752,983

Total Financials		1,930,843,966

Industrials – 1.62%
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	392,924
Airbus SE
3.15%, 04/10/2027(3)	736,000	776,293
3.95%, 04/10/2047(3)	150,000	166,496
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,119,519
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,777,093
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	236,439
3.50%, 04/01/2022	965,000	997,717
3.88%, 01/12/2028	221,000	245,872
4.50%, 03/01/2023	183,000	195,496
Aviation Capital Group LLC
3.50%, 11/01/2027(3)	700,000	626,879
3.88%, 05/01/2023(3)	780,000	771,861
5.50%, 12/15/2024(3)	2,500,000	2,578,892
BAE Systems Plc
1.90%, 02/15/2031(3)	6,886,000	6,815,096
3.00%, 09/15/2050(3)	754,000	755,877
5.80%, 10/11/2041(3)	400,000	560,531

Boeing Co.
3.10%, 05/01/2026	1,274,000	1,270,542
3.30%, 03/01/2035	1,410,000	1,324,762
3.95%, 08/01/2059	4,825,000	4,357,427
4.51%, 05/01/2023	4,899,000	5,157,417
4.88%, 05/01/2025	5,582,000	6,089,183
5.15%, 05/01/2030	8,139,000	9,117,678
5.71%, 05/01/2040	1,555,000	1,815,105
5.81%, 05/01/2050	505,000	609,135
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	725,000	846,398
4.38%, 09/01/2042	462,000	580,107
5.15%, 09/01/2043	389,000	534,726
5.40%, 06/01/2041	542,000	755,348
5.75%, 05/01/2040	373,000	533,773
6.15%, 05/01/2037	320,000	478,221
7.29%, 06/01/2036	134,000	209,115
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	697,129
Carlisle Cos, Inc.
3.50%, 12/01/2024	3,025,000	3,315,446
Caterpillar Financial Services Corp.
0.45%, 09/14/2023	6,026,000	6,025,814
0.65%, 07/07/2023	705,000	707,859
2.75%, 08/20/2021	420,000	428,808
3.25%, 12/01/2024	1,429,000	1,574,523
3.75%, 11/24/2023	2,175,000	2,392,553
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	227,284
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,997,211
CNH Industrial Capital LLC
1.88%, 01/15/2026	5,511,000	5,502,197
CRH America, Inc.
3.40%, 05/09/2027(3)	200,000	217,557
3.88%, 05/18/2025(3)	354,000	397,715
5.13%, 05/18/2045(3)	230,000	286,784
CSX Corp.
3.35%, 09/15/2049	305,000	336,513
4.65%, 03/01/2068	2,000,000	2,613,868
4.75%, 05/30/2042	175,000	223,852
4.75%, 11/15/2048	1,280,000	1,695,619
5.50%, 04/15/2041	402,000	547,751
Deere & Co.
2.88%, 09/07/2049	3,745,000	4,006,410
Eaton Corp.
4.00%, 11/02/2032	143,000	172,618
5.80%, 03/15/2037	500,000	687,863
7.63%, 04/01/2024	206,000	241,208
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	2,113,920
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,050,000
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(3)	744,000	914,562
FedEx Corp.
4.95%, 10/17/2048	3,000,000	3,829,832
General Electric Co.
3.15%, 09/07/2022	7,800,000	8,145,693
3.63%, 05/01/2030	1,535,000	1,591,864
5.55%, 01/05/2026	1,384,000	1,613,982
5.88%, 01/14/2038	289,000	336,835
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	709,614
3.88%, 03/01/2026	1,380,000	1,593,484
John Deere Capital Corp.
2.25%, 09/14/2026	970,000	1,053,146
2.80%, 09/08/2027	700,000	777,169
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,291
4.95%, 07/02/2064(1)	928,000	1,197,276
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	9,346,865
L3Harris Technologies, Inc.
3.83%, 04/27/2025	1,820,000	2,033,594
4.85%, 04/27/2035	1,000,000	1,315,983
Lennox International, Inc.
1.70%, 08/01/2027	2,000,000	1,998,573
Lockheed Martin Corp.
3.10%, 01/15/2023	346,000	366,874

Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	899,206
3.50%, 12/15/2027	6,165,000	6,925,561
4.25%, 07/02/2024	1,705,000	1,886,507
6.25%, 05/01/2037	107,000	130,888
Masco Corp.
2.00%, 10/01/2030	760,000	758,899
6.50%, 08/15/2032	1,240,000	1,605,730
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	3,377,290
5.50%, 07/31/2047(3)	3,902,000	3,182,276
Norfolk Southern Corp.
2.90%, 02/15/2023	294,000	309,463
3.95%, 10/01/2042	332,000	390,573
4.05%, 08/15/2052	1,100,000	1,344,023
4.80%, 08/15/2043	1,273,000	1,571,990
5.59%, 05/17/2025	6,000	7,157
7.80%, 05/15/2027	1,705,000	2,332,875
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	948,482
3.25%, 01/15/2028	250,000	280,754
3.85%, 04/15/2045	195,000	227,489
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,910,019
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430,000	3,683,854
Pactiv LLC
7.95%, 12/15/2025	34,000	37,060
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	699,653
4.45%, 11/21/2044	333,000	407,526
Penske Truck Leasing Co. LP
2.70%, 03/14/2023(3)	220,000	229,006
3.95%, 03/10/2025(3)	7,000,000	7,784,323
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	93,604
4.38%, 06/15/2045	415,000	515,369
Raytheon Technologies Corp.
3.20%, 03/15/2024(3)	409,000	438,982
4.35%, 04/15/2047(3)	970,000	1,210,544
Republic Services, Inc.
1.45%, 02/15/2031	1,970,000	1,941,283
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050,000	3,079,268
2.00%, 06/30/2030	1,150,000	1,172,296
3.00%, 12/15/2020	208,000	208,628
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(3)	700,000	750,846
3.13%, 03/16/2024(3)	800,000	865,303
4.40%, 05/27/2045(3)	513,000	670,490
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,738,474
3.65%, 03/15/2027	4,975,000	5,428,270
Timken Co.
3.88%, 09/01/2024	1,000,000	1,063,880
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,216,223
Union Pacific Corp.
4.10%, 09/15/2067	200,000	235,197
United Technologies Corp.
3.75%, 11/01/2046	1,130,000	1,291,502
4.15%, 05/15/2045	785,000	937,916
4.50%, 06/01/2042	1,823,000	2,297,253
4.63%, 11/16/2048	3,913,000	5,087,972
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,503,837
Wabtec Corp.
3.45%, 11/15/2026	5,000,000	5,307,430
4.38%, 08/15/2023	322,000	340,456
WestRock MWV LLC
8.20%, 01/15/2030	537,000	758,133
WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,452,886
Xylem, Inc.
1.95%, 01/30/2028	2,170,000	2,259,667
2.25%, 01/30/2031	960,000	1,017,089
3.25%, 11/01/2026	1,192,000	1,329,230

Total Industrials		241,136,693

Technology – 1.41%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	511,855
4.50%, 12/05/2036	1,020,000	1,221,560

Apple, Inc.
1.65%, 05/11/2030	3,030,000	3,132,165
2.45%, 08/04/2026	1,111,000	1,210,389
2.55%, 08/20/2060	1,890,000	1,880,372
2.90%, 09/12/2027	1,643,000	1,843,999
3.00%, 06/20/2027	1,462,000	1,648,558
3.20%, 05/13/2025	1,010,000	1,125,925
3.20%, 05/11/2027	743,000	844,842
3.45%, 02/09/2045	1,357,000	1,607,886
3.85%, 05/04/2043	4,000,000	4,979,592
3.85%, 08/04/2046	776,000	968,675
Broadcom Cayman Finance Ltd.
3.13%, 01/15/2025	7,000,000	7,466,024
Broadcom, Inc.
3.46%, 09/15/2026	4,111,000	4,504,044
4.11%, 09/15/2028	2,092,000	2,339,406
4.15%, 11/15/2030	7,349,000	8,250,618
4.25%, 04/15/2026	2,300,000	2,591,626
4.75%, 04/15/2029	17,915,000	20,805,596
Dell International LLC / EMC Corp.
5.30%, 10/01/2029(3)	1,100,000	1,260,056
5.45%, 06/15/2023(3)	6,070,000	6,654,787
6.02%, 06/15/2026(3)	5,936,000	6,971,584
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	10,194,000
4.75%, 04/15/2027	4,500,000	5,012,451
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	1,300,000	1,442,854
3.50%, 04/15/2023	1,281,000	1,363,975
3.88%, 06/05/2024	582,000	642,082
Fiserv, Inc.
3.20%, 07/01/2026	890,000	988,594
3.85%, 06/01/2025	5,000,000	5,632,411
4.40%, 07/01/2049	2,850,000	3,555,314
4.75%, 06/15/2021	5,231,000	5,385,008
Genpact Luxembourg Sarl
3.38%, 12/01/2024	2,000,000	2,094,106
Hewlett Packard Enterprise Co
1.45%, 04/01/2024	2,355,000	2,384,941
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	8,014,105
HP, Inc.
3.00%, 06/17/2027	1,380,000	1,491,101
International Business Machines Corp.
1.70%, 05/15/2027	5,180,000	5,349,273
3.30%, 05/15/2026	3,690,000	4,157,766
6.50%, 01/15/2028	120,000	161,499
Lam Research Corp
3.13%, 06/15/2060	3,818,000	4,076,880
Leidos, Inc.
3.63%, 05/15/2025(3)	3,500,000	3,882,025
Microchip Technology, Inc.
2.67%, 09/01/2023(3)	8,839,000	9,150,015
Microsoft Corp.
2.40%, 08/08/2026	600,000	653,579
2.53%, 06/01/2050	9,330,000	9,732,854
2.68%, 06/01/2060	1,637,000	1,714,094
3.13%, 11/03/2025	3,539,000	3,956,298
3.50%, 02/12/2035	318,000	393,182
3.95%, 08/08/2056	589,000	776,903
4.20%, 11/03/2035	231,000	303,328
NXP BV
4.30%, 06/18/2029(3)	2,065,000	2,381,386
5.35%, 03/01/2026(3)	3,538,000	4,182,738
Oracle Corp.
2.40%, 09/15/2023	757,000	796,557
2.80%, 07/08/2021	766,000	780,771
2.95%, 11/15/2024	1,500,000	1,626,570
3.60%, 04/01/2040	2,500,000	2,851,127
3.60%, 04/01/2050	4,108,000	4,580,514
3.80%, 11/15/2037	600,000	702,787
3.85%, 07/15/2036	1,065,000	1,256,426
3.90%, 05/15/2035	936,000	1,137,177
4.30%, 07/08/2034	221,000	276,638
4.38%, 05/15/2055	400,000	501,879
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,630,545
ServiceNow, Inc.
1.40%, 09/01/2030	6,530,000	6,346,444
TSMC Global Ltd.
1.38%, 09/28/2030(3)	5,007,000	4,912,121
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,416,340

Total Technology		210,708,217

Utilities – 3.72%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	4,245,780
AEP Transmission Co. LLC
3.15%, 09/15/2049	580,000	623,252
3.75%, 12/01/2047	2,600,000	3,039,118
4.00%, 12/01/2046	2,020,000	2,445,504
4.25%, 09/15/2048	4,790,000	6,073,422
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,180,649
3.75%, 03/01/2045	182,000	209,942
4.10%, 01/15/2042	233,000	272,564
4.15%, 08/15/2044	205,000	249,892
6.13%, 05/15/2038	219,000	317,855
Ameren Corp.
2.50%, 09/15/2024	3,468,000	3,672,684
Ameren Illinois Co.
3.25%, 03/15/2050	2,007,000	2,252,368
American Water Capital Corp.
3.45%, 06/01/2029	590,000	676,489
3.85%, 03/01/2024	500,000	545,486
4.00%, 12/01/2046	2,350,000	2,836,647
6.59%, 10/15/2037	386,000	586,017
Appalachian Power Co.
6.70%, 08/15/2037	430,000	595,942
APT Pipelines Ltd.
4.25%, 07/15/2027(3)	1,098,000	1,240,838
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	724,991
3.75%, 05/15/2046	2,290,000	2,607,319
5.05%, 09/01/2041	349,000	458,221
Atmos Energy Corp.
1.50%, 01/15/2031	5,845,000	5,817,779
4.13%, 10/15/2044	1,860,000	2,300,419
4.15%, 01/15/2043	830,000	1,031,154
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,747,540
Avangrid, Inc.
3.15%, 12/01/2024	610,000	664,997
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	528,477
2.90%, 06/15/2050	950,000	970,626
3.20%, 09/15/2049	1,105,000	1,186,893
3.50%, 08/15/2046	375,000	426,395
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	692,186
6.13%, 04/01/2036	366,000	521,755
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	313,838
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,306,792
4.27%, 03/15/2048(3)	1,100,000	1,372,213
4.50%, 03/10/2046(3)	2,000,000	2,546,572
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	186,657
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	158,000	158,244
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,094,563
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,439,741
CMS Energy Corp.
2.95%, 02/15/2027	348,000	370,483
3.00%, 05/15/2026	110,000	120,888
3.45%, 08/15/2027	350,000	391,926
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	563,403
4.88%, 01/15/2024(3)	322,000	346,153
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	428,772
3.75%, 08/15/2047	1,000,000	1,194,344
4.00%, 03/01/2048	4,615,000	5,664,957
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	669,218
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	3,445,635
4.30%, 12/01/2056	3,050,000	3,816,019
4.50%, 05/15/2058	538,000	695,706
4.65%, 12/01/2048	5,900,000	7,654,430
5.70%, 06/15/2040	318,000	444,595
Consumers Energy Co.
3.25%, 08/15/2046	190,000	211,211
4.35%, 08/31/2064	191,000	254,062

Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	198,102
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	264,000	264,289
4.60%, 12/15/2044	1,300,000	1,611,054
Dominion Energy Inc.
2.85%, 08/15/2026	304,000	333,195
4.90%, 08/01/2041	212,000	271,893
5.25%, 08/01/2033	1,161,000	1,478,242
5.95%, 06/15/2035	3,389,000	4,610,213
7.00%, 06/15/2038	124,000	189,377
Dominion Energy, Inc.
2.45%, 01/15/2023(3)	7,054,000	7,347,787
DTE Electric Co.
2.65%, 06/15/2022	194,000	200,038
DTE Energy Co.
1.05%, 06/01/2025	5,372,000	5,379,621
2.53%, 10/01/2024	6,316,000	6,713,079
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141,000	174,882
6.00%, 12/01/2028	235,000	307,023
Duke Energy Corp.
3.55%, 09/15/2021	306,000	312,753
3.75%, 09/01/2046	10,300,000	11,721,952
3.95%, 08/15/2047	1,740,000	2,048,987
Duke Energy Florida LLC
1.75%, 06/15/2030	3,061,000	3,115,918
4.20%, 07/15/2048	3,396,000	4,320,617
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	700,792
Duke Energy Progress LLC
3.70%, 10/15/2046	506,000	594,261
4.10%, 05/15/2042	217,000	262,906
4.10%, 03/15/2043	181,000	220,602
4.15%, 12/01/2044	129,000	160,397
4.20%, 08/15/2045	325,000	403,743
4.38%, 03/30/2044	132,000	167,473
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(3)	2,500,000	2,506,040
3.62%, 08/01/2027(3)	1,675,000	1,788,315
Edison International
3.55%, 11/15/2024	3,606,000	3,801,174
5.75%, 06/15/2027	7,787,000	8,593,856
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	761,181
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	6,169,081
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,851,336
3.55%, 06/15/2026	3,895,000	4,345,278
4.75%, 06/15/2046	900,000	1,082,567
Enel Finance International NV
2.65%, 09/10/2024(3)	1,440,000	1,526,521
3.50%, 04/06/2028(3)	5,845,000	6,509,635
3.63%, 05/25/2027(3)	12,505,000	13,898,342
4.63%, 09/14/2025(3)	1,787,000	2,070,085
4.75%, 05/25/2047(3)	5,575,000	6,900,214
4.88%, 06/14/2029(3)	215,000	263,535
6.00%, 10/07/2039(3)	307,000	416,686
Engie Energia Chile SA
3.40%, 01/28/2030(3)	1,600,000	1,728,000
Entergy Arkansas LLC
2.65%, 06/15/2051	960,000	966,272
3.50%, 04/01/2026	307,000	347,349
Entergy Corp.
0.90%, 09/15/2025	1,588,000	1,585,795
2.95%, 09/01/2026	310,000	342,224
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	699,091
3.05%, 06/01/2031	440,000	503,388
3.12%, 09/01/2027	370,000	413,168
4.00%, 03/15/2033	2,610,000	3,265,432
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	13,684,599
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,349,070
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,647,652
4.95%, 06/15/2035	1,500,000	1,854,802

Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,223,056
4.25%, 06/15/2022	313,000	330,471
5.75%, 10/01/2041	192,000	220,957
6.25%, 10/01/2039	300,000	373,132
FirstEnergy Corp.
2.85%, 07/15/2022	1,124,000	1,152,043
3.40%, 03/01/2050	3,305,000	3,203,240
3.90%, 07/15/2027	4,137,000	4,546,293
4.25%, 03/15/2023	3,893,000	4,133,198
4.85%, 07/15/2047	263,000	316,182
FirstEnergy Transmission LLC
4.55%, 04/01/2049(3)	1,126,000	1,320,860
5.45%, 07/15/2044(3)	4,430,000	5,713,565
Florida Power & Light Co.
3.70%, 12/01/2047	2,598,000	3,153,729
5.40%, 09/01/2035	700,000	985,116
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,503,244
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,044,828
Interstate Power and Light Co
2.30%, 06/01/2030	2,975,000	3,145,260
Israel Electric Corp. Ltd.
5.00%, 11/12/2024(3)	3,288,000	3,699,000
6.88%, 06/21/2023(3)	2,340,000	2,679,126
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,963,273
2.95%, 05/14/2030(3)	890,000	956,405
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	845,798
6.15%, 06/01/2037	400,000	532,741
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	424,268	542,018
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	396,736
4.20%, 03/15/2048	500,000	628,224
5.30%, 10/01/2041	1,032,000	1,373,032
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	591,560
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	744,291
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	602,513
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	350,536
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	11,181,659
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	366,440
3.05%, 04/25/2027	462,000	515,041
8.00%, 03/01/2032	791,000	1,263,342
Nevada Power Co.
2.40%, 05/01/2030	3,306,000	3,548,851
5.38%, 09/15/2040	261,000	350,922
5.45%, 05/15/2041	386,000	520,245
New England Power Co.
3.80%, 12/05/2047(3)	6,995,000	8,160,984
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	903,827
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	7,955,000	8,278,763
2.80%, 01/15/2023	3,671,000	3,854,620
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(3)	2,150,000	2,210,597
3.51%, 10/01/2024(3)	258,000	282,671
NiSource, Inc.
0.95%, 08/15/2025	11,176,000	11,162,036
1.70%, 02/15/2031	7,899,000	7,754,129
2.95%, 09/01/2029	1,520,000	1,648,314
3.60%, 05/01/2030	5,934,000	6,757,167
3.95%, 03/30/2048	4,480,000	5,198,295
5.80%, 02/01/2042	774,000	1,051,905
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,836,744
4.13%, 05/15/2044	1,480,000	1,860,211
NRG Energy, Inc.
4.45%, 06/15/2029(3)	1,155,000	1,273,906
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,478,539
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895,000	2,076,605
5.75%, 03/15/2029	124,000	162,869

Pacific Gas & Electric Co.
1.75%, 06/16/2022	8,056,000	8,063,784
3.15%, 01/01/2026	4,886,000	5,012,602
4.00%, 12/01/2046	1,573,000	1,472,180
4.25%, 08/01/2023	2,482,000	2,643,509
4.45%, 04/15/2042	1,905,000	1,902,758
PECO Energy Co.
2.38%, 09/15/2022	578,000	597,245
2.80%, 06/15/2050	860,000	889,672
3.70%, 09/15/2047	2,120,000	2,561,963
3.90%, 03/01/2048	5,235,000	6,482,340
4.15%, 10/01/2044	353,000	440,076
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,589,726
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	315,241
Perusahaan Listrik Negara PT
4.88%, 07/17/2049(3)	1,541,000	1,691,248
5.50%, 11/22/2021(3)	1,959,000	2,051,563
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	166,875
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	205,071
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	229,612
4.13%, 04/15/2030	2,767,000	3,265,389
4.20%, 06/15/2022	1,082,000	1,140,555
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	184,457
3.00%, 10/01/2049	2,105,000	2,262,457
4.13%, 06/15/2044	208,000	254,106
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	401,654
4.40%, 01/15/2021	390,000	391,318
7.75%, 03/01/2031	3,031,000	4,422,688
PSEG Power LLC
3.00%, 06/15/2021	2,310,000	2,347,485
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	400,472
4.10%, 06/15/2048	2,515,000	3,224,929
Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	205,523
6.63%, 11/15/2037	649,000	934,699
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,082,051
3.60%, 12/01/2047	1,605,000	1,894,463
5.38%, 11/01/2039	117,000	163,157
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	4,041,000	4,013,393
1.60%, 08/15/2030	8,395,000	8,255,911
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,288,119
RGS I&M Funding Corp.
9.82%, 06/07/2022	63,213	65,089
San Diego Gas & Electric Co.
1.70%, 10/01/2030	7,632,000	7,569,910
3.75%, 06/01/2047	1,737,000	1,996,323
3.95%, 11/15/2041	310,000	349,489
4.15%, 05/15/2048	1,693,000	2,056,505
5.35%, 05/15/2040	3,430,000	4,499,662
6.00%, 06/01/2026	213,000	260,165
Sempra Energy
4.05%, 12/01/2023	10,325,000	11,298,390
6.00%, 10/15/2039	752,000	1,035,488
Southern California Edison Co.
1.85%, 02/01/2022	72,000	72,083
3.50%, 10/01/2023	328,000	351,514
3.65%, 03/01/2028	1,200,000	1,320,435
3.65%, 02/01/2050	2,793,000	2,901,692
3.70%, 08/01/2025	1,086,000	1,207,766
3.90%, 12/01/2041	392,000	400,944
4.05%, 03/15/2042	800,000	861,723
4.13%, 03/01/2048	1,880,000	2,055,079
6.05%, 03/15/2039	253,000	325,993
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,825,689
Southern Co.
3.25%, 07/01/2026	218,000	243,154
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	241,744
3.25%, 06/15/2026	225,000	247,460
3.50%, 09/15/2021	530,000	541,314

3.95%, 10/01/2046	282,000	314,849
4.40%, 06/01/2043	160,000	189,922
5.88%, 03/15/2041	1,210,000	1,664,899
Southern Power Co.
5.15%, 09/15/2041	746,000	877,642
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	560,045
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	439,653
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	745,070
Toledo Edison Co.
6.15%, 05/15/2037	680,000	970,085
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	427,539
Union Electric Co.
2.95%, 06/15/2027	715,000	788,075
3.65%, 04/15/2045	1,370,000	1,599,740
Virginia Electric & Power Co.
3.45%, 02/15/2024	191,000	207,062
3.50%, 03/15/2027	4,955,000	5,636,768
4.45%, 02/15/2044	126,000	163,962
4.60%, 12/01/2048	1,705,000	2,322,650
4.65%, 08/15/2043	3,500,000	4,599,248
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	9,010,890
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	970,573
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	5,032,680
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	311,190
Xcel Energy, Inc.
2.40%, 03/15/2021	250,000	251,929
3.35%, 12/01/2026	5,105,000	5,749,488

Total Utilities		555,392,477

Total Corporate Bonds (Cost: $4,735,299,424)		5,098,877,253

Government Related – 16.08%

Other Government Related – 2.25%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(3)	7,424,000	7,414,720
1.70%, 03/02/2031(3)	4,559,000	4,509,827
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	727,895
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,272,293
Atlanta Independent School System
5.56%, 03/01/2026	535,000	659,227
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	7,268,562
6.26%, 04/01/2049	1,650,000	2,811,105
Bermuda Government International Bond
2.38%, 08/20/2030(3)	1,765,000	1,784,856
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	964,470
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,116,659
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,257,101
Clark County School District
5.51%, 06/15/2024	3,000,000	3,212,280
Colombia Government International Bond
3.88%, 04/25/2027	4,746,000	5,118,608
4.00%, 02/26/2024	737,000	785,826
4.13%, 05/15/2051	1,050,000	1,090,950
4.38%, 07/12/2021	1,000,000	1,027,500
4.50%, 01/28/2026	1,192,000	1,318,650
5.00%, 06/15/2045	2,872,000	3,345,880
5.63%, 02/26/2044	200,000	247,800
7.38%, 09/18/2037	2,150,000	3,023,438
Corp. Andina de Fomento
2.13%, 09/27/2021	2,630,000	2,662,901
2.75%, 01/06/2023	1,125,000	1,171,328
3.25%, 02/11/2022	1,230,000	1,268,622
4.38%, 06/15/2022	2,735,000	2,888,871
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	115,919
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,309,893
Eaton Community City School District
5.39%, 08/25/2027	275,000	275,602

Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,654,493
Fannie Mae
0.88%, 08/05/2030	3,585,000	3,525,682
1.63%, 01/07/2025	6,247,000	6,581,630
1.88%, 09/24/2026	520,000	562,257
2.25%, 04/12/2022	6,542,000	6,753,400
2.63%, 09/06/2024	5,221,000	5,699,714
6.25%, 05/15/2029	630,000	911,235
6.63%, 11/15/2030(6)	2,300,000	3,531,516
7.13%, 01/15/2030(4)(6)	1,500,000	2,320,641
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	827,003
Federal Home Loan Banks
4.00%, 10/24/2029(4)	2,000,000	2,538,008
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,810,639
6.75%, 09/15/2029	625,000	944,573
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	649,290
Hydro-Quebec
8.05%, 07/07/2024	638,000	809,340
8.40%, 01/15/2022	826,000	908,898
9.40%, 02/01/2021	186,000	191,485
Indonesia Government International Bond
4.13%, 01/15/2025(3)	1,325,000	1,478,682
4.45%, 02/11/2024	1,130,000	1,250,916
5.88%, 01/15/2024(3)	1,300,000	1,495,775
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	645,000	651,431
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,805,757
0.00%, 11/01/2024	1,000,000	973,744
5.50%, 09/18/2033	619,000	926,863
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(3)	200,000	208,649
2.13%, 04/13/2021(3)	400,000	403,507
2.13%, 10/25/2023(3)	3,400,000	3,560,569
2.63%, 04/20/2022(3)	6,000,000	6,198,600
3.25%, 04/24/2023(3)	1,000,000	1,068,806
Korea Gas Corp.
4.25%, 11/02/2020(3)	279,000	279,840
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	4,295,136
Mexico Government International Bond
3.60%, 01/30/2025	868,000	933,673
3.75%, 01/11/2028	3,517,000	3,781,232
4.13%, 01/21/2026	1,014,000	1,126,808
4.35%, 01/15/2047	42,000	43,386
4.50%, 01/31/2050	1,275,000	1,345,125
4.60%, 01/23/2046	1,494,000	1,601,224
4.60%, 02/10/2048	1,482,000	1,573,158
4.75%, 03/08/2044	450,000	490,950
5.00%, 04/27/2051	5,568,000	6,213,888
5.75%, 10/12/2110	588,000	677,970
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,391
3.75%, 07/01/2034	65,000	66,152
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/2042	1,100,000	1,048,366
5.75%, 12/15/2028	5,100,000	5,761,470
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	9,642,003
New York State Dormitory Authority
3.19%, 02/15/2043	6,730,000	7,326,749
5.60%, 03/15/2040	260,000	374,187
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,701,400
North American Development Bank
2.40%, 10/26/2022	684,000	707,458
North Carolina Housing Finance Agency
3.00%, 01/01/2033	1,410,000	1,424,523
North Carolina State Education Assistance Authority
1.04% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)	8,600,000	8,466,012
Ohio State University
4.05%, 12/01/2056	406,000	539,968
4.80%, 06/01/2111	1,102,000	1,613,482
Panama Government International Bond
2.25%, 09/29/2032	3,201,000	3,233,010
3.87%, 07/23/2060	859,000	983,555
4.50%, 04/16/2050	1,610,000	2,014,513
Peruvian Government International Bond
2.39%, 01/23/2026	3,967,000	4,155,433
5.63%, 11/18/2050	190,000	302,575

Port Authority of New York & New Jersey
1.09%, 07/01/2023	4,715,000	4,782,566
4.46%, 10/01/2062	2,065,000	2,641,445
5.65%, 11/01/2040	435,000	608,730
5.65%, 11/01/2040	1,260,000	1,763,219
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	430,862
2.60%, 04/16/2024	110,000	118,064
Qatar Government International Bond
2.38%, 06/02/2021(3)	829,000	837,290
3.40%, 04/16/2025(3)	6,388,000	7,001,120
4.40%, 04/16/2050(3)	1,241,000	1,596,795
4.82%, 03/14/2049(3)	1,200,000	1,615,740
5.10%, 04/23/2048(3)	3,140,000	4,362,025
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,467,116
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	430,718
Resolution Funding Corp. Interest Strip
0.00%, 10/15/2027	1,295,000	1,233,779
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2023	2,865,000	2,985,874
Romanian Government International Bond
5.13%, 06/15/2048(3)	5,000,000	6,091,600
6.75%, 02/07/2022	250,000	269,113
Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,804,529
4.00%, 04/17/2025(3)	3,200,000	3,555,200
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000,000	10,181,400
State of California
7.30%, 10/01/2039	275,000	451,622
7.50%, 04/01/2034	5,540,000	9,207,203
State of Illinois
5.00%, 10/01/2022	685,000	717,339
5.00%, 11/01/2022	10,340,000	10,766,628
5.10%, 06/01/2033	5,450,000	5,507,716
Tennessee Valley Authority
0.75%, 05/15/2025	5,562,000	5,662,360
2.88%, 02/01/2027	1,000,000	1,136,007
4.25%, 09/15/2065	1,720,000	2,608,487
4.63%, 09/15/2060	1,308,000	2,056,159
5.50%, 06/15/2038	57,000	89,012
5.88%, 04/01/2036	2,967,000	4,638,487
7.13%, 05/01/2030	1,615,000	2,508,297
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,826,217
0.00%, 03/15/2032	1,514,000	1,281,666
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,781,900
0.00%, 06/15/2035	258,000	200,101
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	2,048,811
Three Rivers Local School District
5.21%, 09/15/2027	285,000	286,721
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,418,984
2.50%, 06/08/2022(3)	5,000,000	5,159,684
3.25%, 06/01/2023(3)	1,200,000	1,283,377
University of Missouri
5.96%, 11/01/2039	3,445,000	4,887,008
University of Virginia
4.18%, 09/01/2117	1,540,000	2,157,663
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	3,444,700
5.10%, 06/18/2050	1,150,000	1,542,438
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	291,519
Westlake City School District
5.23%, 12/01/2026	430,000	432,408

Total Other Government Related		334,882,222

U.S. Treasury Obligations – 13.83%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(7)	2,543,679	2,583,672
1.75%, 01/15/2028(7)	742,068	903,448
2.50%, 01/15/2029(7)	498,413	650,740
3.63%, 04/15/2028(7)	1,670,844	2,289,970
U.S. Treasury Note/Bond
0.13%, 07/31/2022	1,697,000	1,696,669
0.13%, 08/31/2022	35,753,000	35,743,224

0.13%, 09/30/2022	60,000	59,993
0.13%, 08/15/2023	23,491,000	23,467,142
0.13%, 09/15/2023	19,887,000	19,868,356
0.25%, 05/31/2025	3,089,000	3,088,517
0.25%, 06/30/2025	3,339,000	3,336,913
0.25%, 07/31/2025	23,299,000	23,277,157
0.25%, 08/31/2025	15,405,000	15,389,354
0.25%, 09/30/2025	32,465,000	32,421,883
0.38%, 09/30/2027	16,162,000	16,053,412
0.63%, 08/15/2030	4,790,000	4,762,308
1.13%, 02/28/2021	8,000,000	8,031,250
1.13%, 05/15/2040	6,910,000	6,800,952
1.13%, 08/15/2040	9,650,000	9,469,062
1.25%, 05/15/2050	57,123,000	54,132,968
1.38%, 10/31/2020	1,050,000	1,051,091
1.38%, 08/31/2023	12,000,000	12,424,687
1.50%, 01/31/2022	1,250,000	1,272,559
1.63%, 10/31/2023	25,000,000	26,125,000
1.63%, 08/15/2029	56,230,000	61,202,841
1.75%, 02/28/2022	37,900,000	38,760,152
1.75%, 03/31/2022	53,000,000	54,275,312
1.75%, 01/31/2023	12,000,000	12,447,656
1.75%, 05/15/2023	17,221,000	17,938,766
1.75%, 12/31/2024	36,232,800	38,556,794
1.75%, 12/31/2026	2,230,000	2,416,588
1.88%, 11/30/2021	11,500,000	11,730,898
1.88%, 04/30/2022	2,000,000	2,054,844
2.00%, 11/30/2020	1,000,000	1,003,097
2.00%, 06/30/2024	543,000	579,483
2.00%, 08/15/2025	150,100	162,618
2.00%, 11/15/2026	42,225,000	46,341,938
2.00%, 02/15/2050	42,044,000	47,555,706
2.13%, 08/15/2021	2,805,000	2,853,320
2.13%, 12/31/2022	20,450,000	21,359,865
2.13%, 02/29/2024	10,842,000	11,559,012
2.25%, 04/30/2021	1,800,000	1,821,938
2.25%, 11/15/2024	20,529,000	22,229,058
2.25%, 11/15/2025	81,096,000	89,126,405
2.25%, 11/15/2027	35,300,000	39,682,164
2.25%, 08/15/2046	26,502,100	31,296,289
2.25%, 08/15/2049	9,259,000	11,010,615
2.38%, 11/15/2049	8,832,000	10,782,975
2.50%, 05/15/2024	34,388,000	37,247,846
2.50%, 02/15/2045	87,800,000	108,059,164
2.63%, 11/15/2020	4,596,000	4,610,127
2.63%, 05/15/2021	5,277,800	5,359,235
2.63%, 01/31/2026	25,000,000	28,051,758
2.75%, 05/31/2023	1,737,000	1,856,826
2.75%, 02/15/2024	1,000,000	1,086,523
2.75%, 11/15/2042	1,200,000	1,536,516
2.75%, 08/15/2047	6,887,000	8,938,842
2.75%, 11/15/2047	6,648,000	8,639,024
2.88%, 04/30/2025	840,000	940,341
2.88%, 05/31/2025	5,392,000	6,045,780
2.88%, 05/15/2043	97,710,000	127,580,252
2.88%, 08/15/2045	7,800,000	10,247,555
2.88%, 05/15/2049	55,336,000	74,087,555
3.00%, 11/15/2044	44,590,000	59,578,162
3.00%, 05/15/2047	3,861,000	5,230,599
3.00%, 02/15/2048	870,000	1,182,282
3.00%, 02/15/2049	2,144,000	2,930,747
3.13%, 05/15/2021	4,592,000	4,677,382
3.13%, 11/15/2028	52,350,000	63,055,166
3.13%, 02/15/2043	27,100,000	36,719,441
3.13%, 05/15/2048	24,938,000	34,669,665
3.38%, 05/15/2044	49,980,000	70,524,513
3.38%, 11/15/2048	30,280,000	44,056,217
3.63%, 08/15/2043	16,350,000	23,837,789
3.63%, 02/15/2044	32,750,000	47,854,658
3.75%, 11/15/2043	51,815,000	76,969,563
4.38%, 11/15/2039	11,454,000	17,895,533
4.38%, 05/15/2041	1,500,000	2,373,867
4.75%, 02/15/2037	23,248,000	36,631,038
5.00%, 05/15/2037	8,604,000	13,939,488
8.00%, 11/15/2021	4,414,000	4,801,604
8.13%, 05/15/2021	1,718,000	1,802,960
U.S. Treasury Strip Coupon
0.00%, 08/15/2021	9,469,000	9,456,852
0.00%, 11/15/2021	4,679,000	4,670,124
0.00%, 02/15/2022	25,367,000	25,305,775
0.00%, 05/15/2022	18,154,000	18,112,128
0.00%, 08/15/2022	4,975,000	4,961,180

0.00%, 11/15/2022	25,950,000	25,860,654
0.00%, 08/15/2023	22,550,000	22,416,115
0.00%, 11/15/2023	23,218,000	23,046,229
0.00%, 02/15/2024	12,206,000	12,104,879
0.00%, 05/15/2024	21,322,000	21,108,819
0.00%, 08/15/2024	1,834,000	1,813,208
0.00%, 11/15/2024	6,105,000	6,029,124
0.00%, 02/15/2025	799,000	787,259
0.00%, 05/15/2025	3,279,000	3,223,544
0.00%, 08/15/2027	4,314,000	4,152,073
0.00%, 11/15/2027	4,607,000	4,415,581
0.00%, 02/15/2031	12,590,000	11,476,681
0.00%, 11/15/2034	2,487,000	2,120,172
0.00%, 02/15/2035	1,824,000	1,549,709
0.00%, 05/15/2035	1,920,000	1,623,559
0.00%, 08/15/2035	175,000	147,108
0.00%, 05/15/2036	121,000	100,329
0.00%, 05/15/2039	455,000	355,724
0.00%, 08/15/2041	1,225,000	911,715
0.00%, 11/15/2043	4,090,000	2,886,473

Total U.S. Treasury Obligations		2,063,301,693

Total Government Related (Cost: $2,172,943,643)		2,398,183,915

Mortgage-Backed Obligations – 35.40%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035(3)(4)	5,204,000	4,979,854
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(14)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	1,847,489	1,901,722
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	469,316	474,570
Alternative Loan Trust 2004-8CB
0.42% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034(2)	93,083	93,037
Alternative Loan Trust 2005-1CB
6.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035(2)(8)	140,733	23,338
Alternative Loan Trust 2005-20CB
4.60% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035(2)(8)	473,899	71,501
Alternative Loan Trust 2005-22T1
4.92% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035(2)(8)	538,465	95,156
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	195,564	193,871
6.00%, 08/25/2035	6,903	4,642
Alternative Loan Trust 2005-37T1
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035(2)(8)	1,864,087	318,165
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	2,377	2,242
Alternative Loan Trust 2005-54CB
4.70% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035(2)(8)	724,612	121,392
5.50%, 11/25/2035	2,558	2,532
5.50%, 11/25/2035	183,404	175,814
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	77,026	75,186
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	63,209	46,103
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	3,365	3,364
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035(3)(4)	2,312	2,417
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022(3)	7,871,920	7,888,573
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036(3)	146,141	140,234
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049(3)	9,100,000	9,639,685
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030(3)	809,000	844,576
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046(3)(4)	1,200,000	1,290,304
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022(3)	4,000,000	3,693,507
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045(3)	6,300,000	5,808,885
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049	964	762
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	47	47
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	8,395	8,407
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	28,084	28,374
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	13,491	13,365

Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	30,697	29,736
Banc of America Alternative Loan Trust 2007-1
4.67%, 04/25/2022(4)	15,263	14,528
Banc of America Commercial Mortgage Trust 2006-5
0.88%, 09/10/2047(3)(4)	115,528	562
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	21,544	17,204
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	1,559,210	1,684,139
Banc of America Funding 2004-C Trust
4.41%, 12/20/2034(4)	33,849	33,709
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	21,708	21,041
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	20,356	18,613
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	8,669	6,492
Banc of America Funding 2005-C Trust
0.40% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035(2)	1,571,996	1,567,137
Banc of America Funding 2005-E Trust
3.77%, 03/20/2035(4)	5,933	6,030
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	12,156	8,812
Banc of America Mortgage 2003-C Trust
4.00%, 04/25/2033(4)	11,223	11,071
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	7,722,721
BANK 2017-BNK8
3.49%, 11/15/2050	12,745,000	14,564,751
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,950,250
BANK 2019-BNK21
2.85%, 10/17/2052	2,742,000	3,031,605
BANK 2020-BNK27
2.14%, 04/15/2063	1,538,000	1,613,906
BANK 2020-BNK28
1.84%, 03/15/2063	2,047,000	2,100,545
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	23,176,072
BB-UBS Trust
2.89%, 06/05/2030(3)	568,000	538,703
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036(3)	4,602,000	4,457,669
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034(3)(4)	29,827	30,027
Bear Stearns ALT-A Trust 2005-7
0.69% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035(2)	174,200	173,792
Bear Stearns ARM Trust 2003-2
3.95%, 01/25/2033(3)(4)	100,211	99,493
Bear Stearns ARM Trust 2003-7
3.31%, 10/25/2033(4)	5,579	5,320
Bear Stearns ARM Trust 2004-2
3.68%, 05/25/2034(4)	43,261	41,349
Bear Stearns ARM Trust 2006-1
3.84% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036(2)	124,706	125,668
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	19,072	18,904
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.75%, 12/11/2038(3)(4)	316,552	5
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045(3)(4)	10,620,476	3,217
Bellemeade Re 2018-1 Ltd.
1.75% (1 Month LIBOR USD + 1.60%), 04/25/2028(2)(3)	1,650,270	1,634,032
Bellemeade Re 2018-2 Ltd.
1.50% (1 Month LIBOR USD + 1.35%), 08/25/2028(2)(3)	171,432	171,279
1.75% (1 Month LIBOR USD + 1.60%), 08/25/2028(2)(3)	1,350,000	1,327,429
Bellemeade Re 2018-3 Ltd.
2.00% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028(2)(3)	1,833,624	1,820,536
Bellemeade Re 2019-3 Ltd.
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029(2)(3)	1,211,147	1,208,708
1.75% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029(2)(3)	3,600,000	3,520,290
Bellemeade Re 2020-1 Ltd.
2.80% (1 Month LIBOR USD + 2.65%), 06/25/2030(2)(3)	2,650,000	2,655,447
3.55% (1 Month LIBOR USD + 3.40%), 06/25/2030(2)(3)	690,000	699,406
Bellemeade Re 2020-2 Ltd.
2.45% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 08/26/2030(2)(3)	785,000	785,916
3.35% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 08/26/2030(2)(3)	625,000	629,625
Benchmark 2018-B1 Mortgage Trust
2.67%, 12/15/2072	30,000,000	32,769,894
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053	511,000	561,042

Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053	3,637,000	3,855,643
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053	21,500,000	21,656,318
1.85%, 09/15/2053	7,572,000	7,776,365
BX Commercial Mortgage Trust 2020-BXLP
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036(2)(3)	13,487,655	13,471,393
CD 2006-CD3 Mortgage Trust
0.86%, 10/15/2048(3)(4)	2,061,189	7,841
CD 2007-CD4 Commercial Mortgage Trust
1.38%, 12/11/2049(3)(4)	15,632	491
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057	20,000,000	21,747,794
Chase Mortgage Finance Trust Series 2006-A1
3.25%, 09/25/2036(4)	102,898	92,649
Chase Mortgage Finance Trust Series 2007-A1
3.17%, 02/25/2037(4)	52,876	52,443
3.36%, 02/25/2037(4)	7,916	7,849
3.50%, 02/25/2037(4)	29,611	29,310
3.77%, 02/25/2037(4)	27,724	27,231
Chase Mortgage Finance Trust Series 2007-A2
3.52%, 06/25/2035(4)	22,194	21,307
3.53%, 06/25/2035(4)	42,087	41,718
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	6,266	5,704
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	24,638	25,117
5.75%, 04/25/2034	16,786	17,151
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	105,849	109,520
CHL Mortgage Pass-Through Trust 2004-7
3.56%, 06/25/2034(4)	6,148	6,373
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2021	1,517	1,562
CHL Mortgage Pass-Through Trust 2004-HYB1
3.27%, 05/20/2034(4)	8,824	8,684
CHL Mortgage Pass-Through Trust 2004-HYB3
3.00%, 06/20/2034(4)	57,205	56,042
CHL Mortgage Pass-Through Trust 2004-HYB6
3.18%, 11/20/2034(4)	32,623	32,765
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	19,949	17,086
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	7,590	6,829
CHL Mortgage Pass-Through Trust 2005-22
3.35%, 11/25/2035(4)	137,339	127,205
CIM Trust 2017-6
3.02%, 06/25/2057(3)(4)	3,842,643	3,879,599
CIM Trust 2017-8
3.00%, 12/25/2065(3)(4)	6,889,891	6,911,291
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	1,495	1,509
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	44,459	45,583
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	3,833,033	4,130,439
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,225,515	3,458,524
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	9,634,692	10,358,029
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,565,007
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	717,000	802,359
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,790,707
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049	2,764,000	3,064,590
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,711,822
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049(4)	2,783,000	3,174,503
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	17,938,688
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	23,072,998
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	25,202,903
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072	10,000,000	11,089,219
3.10%, 12/15/2072	5,196,000	5,861,969

Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053	13,520,000	14,791,035
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033	142	129
2.86%, 09/25/2033(4)	47,430	47,575
7.00%, 06/25/2033(1)	12,923	13,415
Citigroup Mortgage Loan Trust 2009-10
2.79%, 09/25/2033(3)(4)	152,822	151,721
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058(3)(4)	411,676	414,719
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(3)(4)	2,189,003	2,198,757
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033	3,914	3,594
0.00%, 10/25/2033	2,265	1,968
2.51%, 02/25/2035(4)	21,184	18,094
2.95%, 08/25/2034(4)	9,287	8,770
3.00%, 08/25/2035(4)	60,423	47,620
5.25%, 10/25/2033	14,432	14,794
5.50%, 05/25/2035	94,880	98,315
5.50%, 11/25/2035	1,213	1,209
6.00%, 11/25/2035	2,004,149	2,048,771
7.00%, 09/25/2033	2,850	2,906
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.09%, 08/15/2048(4)	443,608	386
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,862,010
COMM 2012-CCRE2 Mortgage Trust
1.79%, 08/15/2045(4)	2,639,079	58,281
3.15%, 08/15/2045	9,614,464	9,930,718
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(3)	516,000	551,580
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,113,981	4,414,446
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050	8,100,000	8,818,620
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,308,032	10,017,677
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,225,913	1,282,217
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,059,736	3,257,051
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035(3)(4)	708,000	697,350
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	1,799,555	1,822,373
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,769,300	19,507,742
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,814,498
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	417,521	419,811
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,246,822	7,981,120
3.70%, 08/10/2048	770,833	862,370
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	10,685,803	11,575,906
3.76%, 08/10/2048	2,437,000	2,725,882
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,535,033
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033(3)(4)	10,975,000	12,244,124
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037(3)	6,090,000	5,933,153
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049(3)(4)	1,912,407	1
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033	35,656	30,001
3.43%, 03/25/2034(4)	804,568	859,072
3.49%, 06/25/2033(4)	22,909	22,769
5.25%, 07/25/2033	912,392	945,789
5.25%, 09/25/2033	39,038	40,410
5.25%, 09/25/2034	9,388	8,608
6.72%, 02/25/2033(4)	65,203	66,430
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,499,370	8,221,637
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	1,882,000	2,085,656
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	17,037,990
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	1,299,000	1,452,479

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033	19,169	19,429
5.25%, 11/25/2033	22,079	22,600
5.75%, 11/25/2033	233,020	245,270
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034	32,772	34,045
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034	75,334	78,663
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035	7,025	4,977
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035	13,943	11,551
5.50%, 10/25/2035	169,500	2,000
CSMA SFR Holdings II A-1
3.50%, 07/25/2023(14)	6,424,177	6,417,752
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(3)	3,000,000	2,280,778
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(3)	3,270,640	3,321,508
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057(3)(4)	7,206,971	7,903,349
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060(3)	3,489,850	3,489,742
CSMC 2020-WL1 TR Variable REGD 144A
2.35% (1 Month LIBOR USD + 1.40%), 12/26/2059(2)(3)(14)	11,144,027	11,032,586
CSMC Series 2019-11R
1.50% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/25/2045(2)(3)	6,363,473	6,331,638
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)	3,522,389	3,581,391
CSMCM 2018-RPL9 Trust
3.93%, 09/25/2057(3)(14)	2,929,036	2,820,662
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	16,351,366
DBJPM 20-C9 Mortgage Trust
1.64%, 09/15/2053	20,600,000	20,932,402
DBUBS 2011-LC2 Mortgage Trust
1.15%, 07/10/2044(3)(4)	2,003,255	4,774
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046(3)(4)	158,043	158,804
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
4.92%, 02/25/2021(4)	10,770	10,707
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.27%, 06/25/2021(4)	16,222	16,160
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034(1)	90	92
Eagle RE 2018-1 Ltd.
1.88% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028(2)(3)	1,514,166	1,511,039
Eagle RE 2019-1 Ltd.
1.95% (1 Month LIBOR USD + 1.80%), 04/25/2029(2)(3)	866,253	860,545
Fannie Mae
2.00%(9)	102,841,812	106,058,610
2.00%, 10/01/2035(9)	7,075,000	7,351,367
2.00%, 10/01/2050(9)	81,075,000	83,811,281
2.50%, 10/01/2050(9)	3,899,001	4,089,382
3.00%, 11/01/2048(9)	9,000,000	9,429,961
3.00%, 10/01/2050(9)	12,690,000	13,293,271
3.50%, 10/01/2049(9)	5,635,000	5,940,743
4.00%, 10/01/2050(9)	17,300,000	18,448,828
4.50%, 10/01/2050(9)	6,945,000	7,512,808
5.00%, 10/01/2049(9)	4,970,000	5,445,839
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039(4)	57,446	62,817
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	93,451	106,147
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	105,912	129,073
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	20,558	24,299
Fannie Mae Grantor Trust 2004-T2
4.13%, 07/25/2043(4)	88,743	93,783
7.50%, 11/25/2043	176,110	208,811
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044	263,883	313,060
7.00%, 02/25/2044	110,052	132,416
10.31%, 01/25/2044(4)	21,392	26,247
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,526,734	7,213,983
Fannie Mae Interest Strip
0.00%, 09/25/2024	32,812	32,030
0.00%, 01/25/2033	7,316	6,926
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042(2)	549,238	554,987
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042(2)	1,297,775	1,306,058

5.00%, 12/25/2033(4)	9,805	1,432
5.50%, 05/25/2036	37,701	7,856
5.50%, 08/25/2036	25,016	4,618
5.50%, 04/25/2037	11,337	1,767
6.00%, 01/25/2038	25,024	4,966
7.50%, 04/25/2023	348	25
9.00%, 03/25/2024	292	318
Fannie Mae Pool
0.51% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,381,923	1,380,014
0.64% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,422,071	3,415,160
0.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(2)	856,874	855,525
1.95% (6 Month LIBOR USD + 1.30%, 1.30% Floor, 11.97% Cap), 07/01/2037(2)	44,143	45,439
1.96% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.67% Cap), 02/01/2037(2)	45,867	47,516
2.00%, 12/01/2020	1,548,000	1,547,459
2.00%, 08/01/2031	2,267,810	2,368,200
2.00% (6 Month LIBOR USD + 1.54%, 1.54% Floor, 10.94% Cap), 02/01/2035(2)	4,138	4,280
2.07% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.38% Cap), 08/01/2034(2)	27,672	27,944
2.11% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	3,533	3,516
2.11% (1 Year LIBOR USD + 1.61%, 1.62% Floor, 9.98% Cap), 08/01/2034(2)	12,757	12,957
2.14% (1 Year LIBOR USD + 1.26%, 1.27% Floor, 9.89% Cap), 05/01/2035(2)	11,088	11,137
2.22% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	7,810	7,851
2.27% (6 Month LIBOR USD + 1.45%, 1.45% Floor, 12.56% Cap), 01/01/2037(2)	39,431	40,755
2.27% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.97% Cap), 09/01/2034(2)	785	791
2.28%, 12/01/2022	942,355	969,088
2.29%, 10/01/2026	9,950,143	10,657,025
2.31% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 11.09% Cap), 09/01/2036(2)	77,866	80,855
2.32%, 12/01/2022	344,714	354,656
2.34%, 12/01/2022	2,175,572	2,239,295
2.34%, 01/01/2023	1,255,775	1,294,445
2.35% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	28,429	28,606
2.37%, 11/01/2022	434,851	447,196
2.37%, 01/01/2023	1,001,175	1,031,792
2.38%, 11/01/2022	792,944	815,616
2.39% (1 Year LIBOR USD + 1.41%, 1.38% Floor, 11.31% Cap), 11/01/2037(2)	96,431	100,017
2.39% (1 Year LIBOR USD + 1.46%, 1.46% Floor, 10.53% Cap), 09/01/2037(2)	23,923	24,333
2.41%, 11/01/2022	142,963	147,119
2.42%, 12/01/2022	1,075,977	1,109,103
2.42%, 06/01/2023	823,900	857,161
2.42% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	6,049	6,134
2.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,314	7,343
2.45%, 11/01/2022	1,378,404	1,420,415
2.45%, 02/01/2023	1,290,000	1,335,220
2.48% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 12.02% Cap), 09/01/2037(2)	12,068	12,143
2.49% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.75% Cap), 08/01/2036(2)	54,042	56,945
2.49%, 03/01/2023	740,211	768,763
2.50%, 04/01/2023	1,445,000	1,506,711
2.50%, 09/01/2027	313,272	327,415
2.50%, 04/01/2028	3,051,244	3,190,407
2.50%, 04/01/2030	1,672,315	1,781,001
2.50%, 05/01/2030	2,041,184	2,161,558
2.50%, 11/01/2031	2,778,275	2,952,842
2.50%, 12/01/2034	16,963,239	17,924,477
2.50%, 08/01/2035	6,085,956	6,434,641
2.50%, 09/01/2035	7,583,640	8,018,140
2.50%, 12/01/2036	3,318,842	3,497,780
2.50%, 01/01/2043	2,193,094	2,336,096
2.50%, 02/01/2043	981,165	1,045,143
2.50%, 10/01/2043	2,059,262	2,193,546
2.50%, 05/01/2046	1,160,932	1,227,225
2.50%, 07/01/2046	2,447,705	2,588,636
2.50%, 10/01/2046	879,185	934,729
2.50%, 09/01/2050	3,844,006	4,067,282
2.50%, 09/01/2050	8,032,677	8,439,822
2.50% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.37% Cap), 08/01/2033(2)	21,244	22,108
2.52% (11th District Cost of Funds Index + 1.25%, 1.92% Floor, 12.65% Cap), 09/01/2027(2)	2,693	2,710
2.52%, 05/01/2023	3,302,000	3,444,761
2.52%, 11/01/2029	14,750,000	16,027,958
2.52% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.03% Cap), 07/01/2036(2)	29,806	30,410
2.53% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	10,270	10,368
2.53% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	16,236	16,424
2.53% (6 Month LIBOR USD + 1.23%, 1.23% Floor, 12.61% Cap), 09/01/2036(2)	79,168	80,778
2.55%, 11/01/2022	367,249	378,776
2.55%, 11/01/2022	1,149,687	1,185,773
2.55%, 10/01/2028	9,300,000	10,274,248
2.57% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.85% Cap), 01/01/2035(2)	140,189	144,894
2.58%, 09/01/2028	3,830,000	4,240,348
2.59%, 09/01/2028	7,552,000	8,370,605
2.60%, 06/01/2022	759,833	778,273
2.62%, 10/01/2028	9,264,517	10,256,710
2.64%, 04/01/2023	328,602	342,902
2.64%, 07/01/2023	413,000	433,336
2.65%, 08/01/2022	1,032,000	1,061,626

2.67%, 07/01/2022	624,000	641,130
2.68%, 05/01/2025	1,808,446	1,945,676
2.70%, 04/01/2023(4)	381,357	398,459
2.70%, 04/01/2025	4,773,210	5,140,825
2.75%, 03/01/2022	156,362	160,455
2.76%, 06/01/2022	1,568,272	1,593,144
2.77% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 07/01/2037(2)	115,367	120,615
2.77%, 06/01/2023	894,330	939,571
2.79%, 05/01/2027	1,988,725	2,205,625
2.79%, 06/01/2023(4)	1,430,859	1,500,865
2.81%, 04/01/2025	2,900,000	3,144,774
2.81%, 05/01/2027	1,915,898	2,122,593
2.81% (1 Year LIBOR USD + 1.83%, 1.83% Floor, 11.11% Cap), 06/01/2036(2)	86,008	90,462
2.82%, 07/01/2022	980,537	1,008,801
2.83%, 05/01/2027	8,000,000	8,903,689
2.85% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 10.50% Cap), 06/01/2036(2)	25,005	25,618
2.87% (1 Year CMT Index + 1.88%, 1.88% Floor, 9.99% Cap), 07/01/2035(2)	7,259	7,260
2.88% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 05/01/2035(2)	5,601	5,684
2.90%, 12/01/2024	2,000,000	2,165,783
2.90%, 10/01/2029	3,410,539	3,863,847
2.90% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.20% Cap), 06/01/2034(2)	31,933	33,684
2.91% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.57% Cap), 09/01/2035(2)	16,096	16,471
2.91%, 03/01/2027	9,742,520	10,828,709
2.91%, 12/01/2027	9,285,804	10,404,244
2.92% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.21% Cap), 07/01/2037(2)	33,157	33,434
2.92%, 12/01/2024	987,442	1,069,424
2.93%, 01/01/2025	1,848,323	2,001,101
2.94%, 05/01/2022	955,091	979,935
2.94% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.81% Cap), 02/01/2037(2)	41,219	43,601
2.95% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(2)	8,842	9,252
2.97%, 01/01/2022	685,914	698,798
3.00%, 06/01/2027	2,000,000	2,244,696
3.00%, 10/01/2027	2,033,991	2,136,504
3.00%, 08/01/2028	994,278	1,044,621
3.00%, 09/01/2028	1,612,668	1,717,877
3.00%, 12/01/2028	587,191	616,651
3.00%, 05/01/2030	1,557,900	1,648,859
3.00%, 09/01/2030	6,491,930	6,928,649
3.00%, 04/01/2032	10,718,654	11,310,494
3.00%, 02/01/2034	5,740,316	6,030,676
3.00%, 08/01/2036	1,239,769	1,298,375
3.00%, 05/01/2042	456,803	485,949
3.00%, 09/01/2042	11,029,075	11,420,532
3.00%, 10/01/2042	354,317	366,824
3.00%, 10/01/2042	4,237,654	4,508,671
3.00%, 11/01/2042	1,884,337	2,008,576
3.00%, 12/01/2042	91,285	97,222
3.00%, 12/01/2042	956,960	1,017,780
3.00%, 01/01/2043	871,749	928,871
3.00%, 01/01/2043	1,360,217	1,449,007
3.00%, 01/01/2043	1,380,566	1,467,171
3.00%, 01/01/2043	1,469,337	1,563,860
3.00%, 02/01/2043	740,728	787,247
3.00%, 04/01/2043	1,817,437	1,936,422
3.00%, 04/01/2043	1,871,840	2,000,087
3.00%, 04/01/2043	3,019,398	3,216,424
3.00%, 05/01/2043	94,111	99,671
3.00%, 05/01/2043	295,832	314,755
3.00%, 05/01/2043	690,817	736,688
3.00%, 05/01/2043	8,707,020	9,274,371
3.00%, 06/01/2043	82,794	88,141
3.00%, 06/01/2043	273,040	291,062
3.00%, 06/01/2043	508,783	540,735
3.00%, 06/01/2043	2,216,917	2,406,704
3.00%, 06/01/2043	5,972,991	6,359,794
3.00%, 07/01/2043	67,213	71,582
3.00%, 07/01/2043	287,239	304,531
3.00%, 07/01/2043	338,062	359,923
3.00%, 07/01/2043	783,885	825,099
3.00%, 07/01/2043	1,342,256	1,429,236
3.00%, 07/01/2043	6,605,433	7,056,819
3.00%, 08/01/2043	944,215	1,006,316
3.00%, 08/01/2043	3,413,220	3,637,297
3.00%, 08/01/2043	5,448,936	5,797,567
3.00%, 10/01/2043	84,562	89,984
3.00%, 10/01/2043	11,787,737	12,592,819
3.00%, 02/01/2044	5,999,402	6,391,166
3.00%, 04/01/2045	6,603,577	7,077,393
3.00%, 05/01/2046	7,364,269	7,741,306
3.00%, 09/01/2046	890,206	949,112
3.00%, 11/01/2046	2,378,030	2,493,855
3.00%, 11/01/2046	5,925,666	6,311,948

3.00%, 11/01/2046	8,245,930	8,667,848
3.00%, 01/01/2047	4,730,329	4,972,436
3.00%, 02/01/2047	1,042,165	1,109,799
3.00%, 02/01/2047	1,623,974	1,729,635
3.00%, 03/01/2047	745,964	784,002
3.00%, 10/01/2047	1,882,099	1,938,008
3.00%, 09/01/2049	2,708,413	2,909,417
3.00%, 11/01/2049	4,308,446	4,637,273
3.00%, 11/01/2049	6,696,141	7,207,194
3.00%, 12/01/2049	1,370,555	1,461,495
3.00%, 12/01/2049	1,726,330	1,858,087
3.00%, 12/01/2049	8,949,641	9,449,923
3.00%, 02/01/2050	2,712,597	2,921,083
3.00%, 02/01/2050	3,676,119	3,946,944
3.00%, 03/01/2050	799,245	856,717
3.00%, 03/01/2050	1,177,358	1,268,088
3.00%, 03/01/2050	4,809,098	5,091,378
3.00%, 04/01/2050	4,658,331	4,883,362
3.00%, 06/01/2050	1,715,752	1,797,560
3.00%, 06/01/2050	8,151,860	8,753,162
3.00%, 09/01/2050	8,236,519	8,743,924
3.02%, 05/01/2022	608,194	624,598
3.02%, 07/01/2029	8,200,000	9,388,192
3.03%, 12/01/2021	853,811	868,557
3.03%, 01/01/2022	750,895	765,274
3.03%, 04/01/2027	1,489,966	1,670,562
3.07%, 02/01/2025	4,995,000	5,435,458
3.07% (1 Year CMT Index + 2.21%, 2.21% Floor, 9.60% Cap), 04/01/2035(2)	26,088	26,497
3.08%, 04/01/2022	937,580	961,878
3.08%, 12/01/2024	1,835,639	1,994,477
3.08%, 01/01/2028	8,000,000	8,941,309
3.09%, 01/01/2022	1,199,984	1,223,727
3.09%, 09/01/2029	7,484,000	8,567,985
3.10%, 09/01/2025	4,850,828	5,360,163
3.10%, 01/01/2028	6,750,000	7,665,011
3.11%, 12/01/2024	2,468,908	2,693,179
3.12%, 11/01/2026	952,652	1,064,968
3.12%, 06/01/2035	3,400,000	3,950,011
3.13%, 03/01/2027	6,835,000	7,703,349
3.13% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.18% Cap), 10/01/2034(2)	27,411	28,974
3.14%, 03/01/2022	268,674	275,203
3.14%, 12/01/2026	1,783,820	1,991,193
3.15% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	27,974	28,126
3.15% (12 Month U.S. Treasury Average + 1.98%, 1.98% Floor, 8.60% Cap), 01/01/2036(2)	82,338	84,971
3.16% (1 Year CMT Index + 2.08%, 2.05% Floor, 10.67% Cap), 11/01/2037(2)	50,711	53,048
3.18% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.46% Cap), 10/01/2035(2)	42,898	43,308
3.19%, 01/01/2033	4,417,106	4,928,450
3.19%, 03/01/2036	2,494,009	2,839,843
3.20%, 01/01/2022	775,484	791,632
3.20%, 06/01/2029	3,432,442	3,964,802
3.20%, 06/01/2030	979,771	1,127,339
3.20% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.23% Cap), 08/01/2037(2)	50,564	51,893
3.21%, 03/01/2022	310,000	317,873
3.22%, 09/01/2032	6,000,000	6,260,913
3.23%, 01/01/2030	4,448,184	5,116,463
3.24%, 10/01/2026	1,787,020	2,000,400
3.24%, 12/01/2026	1,500,000	1,695,394
3.25%, 09/01/2026	1,448,431	1,626,411
3.25%, 02/01/2027	5,613,668	6,306,180
3.25% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 9.96% Cap), 10/01/2034(2)	7,864	8,143
3.26%, 12/01/2026	935,490	1,048,592
3.26%, 10/01/2030	4,787,044	5,512,300
3.28%, 02/01/2029	8,130,850	9,424,658
3.29%, 08/01/2026	2,995,994	3,356,565
3.31%, 12/01/2021	349,791	356,575
3.32%, 03/01/2029	2,832,281	3,264,089
3.34%, 02/01/2027	1,500,000	1,689,919
3.35% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	27,411	28,486
3.38%, 12/01/2023	2,387,977	2,583,040
3.39%, 09/01/2030	1,825,931	2,121,374
3.40%, 10/01/2021	315,499	320,386
3.43%, 11/01/2021	906,896	923,293
3.45%, 01/01/2024	1,696,113	1,826,498
3.45%, 04/01/2035	1,823,774	2,162,598
3.49% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	29,467	29,643
3.50% (1 Year LIBOR USD + 1.50%, 1.50% Floor, 10.35% Cap), 01/01/2035(2)	9,512	9,549
3.50%, 12/01/2023	2,177,173	2,346,526
3.50%, 03/01/2027	1,087,487	1,154,973
3.50%, 12/01/2029	2,434,268	2,615,405
3.50%, 05/01/2030	457,268	490,884
3.50%, 08/01/2030	2,740,671	2,898,756
3.50%, 12/01/2030	1,568,204	1,667,550

3.50%, 07/01/2032	108,387	117,097
3.50%, 09/01/2032	3,446,687	3,646,482
3.50%, 11/01/2032	760,358	830,658
3.50%, 12/01/2032	245,221	263,585
3.50%, 12/01/2032	11,219,710	12,371,022
3.50%, 02/01/2033	457,197	491,487
3.50%, 02/01/2033	468,234	495,579
3.50%, 03/01/2033	2,562,213	2,768,500
3.50%, 04/01/2033	2,260,861	2,392,235
3.50%, 06/01/2033	182,413	196,076
3.50%, 10/01/2033	8,066,112	8,716,215
3.50%, 06/01/2040	2,405,074	2,580,937
3.50%, 12/01/2040	88,038	95,209
3.50%, 02/01/2041	7,275,671	7,871,436
3.50%, 11/01/2041	296,744	321,008
3.50%, 11/01/2041	2,927,377	3,153,635
3.50%, 12/01/2041	216,579	234,423
3.50%, 12/01/2041	614,571	665,130
3.50%, 12/01/2041	5,702,334	6,164,969
3.50%, 02/01/2042	7,794	8,429
3.50%, 02/01/2042	228,833	251,063
3.50%, 02/01/2042	380,836	411,953
3.50%, 04/01/2042	217,584	234,668
3.50%, 05/01/2042	6,197,190	6,702,360
3.50%, 06/01/2042	1,424,277	1,543,948
3.50%, 07/01/2042	559,937	606,971
3.50%, 07/01/2042	1,048,089	1,136,167
3.50%, 07/01/2042	3,386,672	3,673,873
3.50%, 07/01/2042	16,007,083	17,654,809
3.50%, 08/01/2042	606,544	657,836
3.50%, 09/01/2042	545,159	590,328
3.50%, 09/01/2042	699,033	753,366
3.50%, 09/01/2042	745,479	809,680
3.50%, 09/01/2042	4,284,164	4,636,608
3.50%, 10/01/2042	316,800	342,555
3.50%, 10/01/2042	368,055	397,714
3.50%, 10/01/2042	521,741	565,227
3.50%, 10/01/2042	1,051,870	1,137,973
3.50%, 11/01/2042	2,323,876	2,521,227
3.50%, 11/01/2042	6,474,290	7,024,198
3.50%, 01/01/2043	619,745	673,194
3.50%, 01/01/2043	814,773	879,717
3.50%, 02/01/2043	52,163	56,592
3.50%, 02/01/2043	60,314	65,436
3.50%, 03/01/2043	461,541	501,414
3.50%, 03/01/2043	1,302,923	1,422,396
3.50%, 03/01/2043	3,756,845	4,075,231
3.50%, 04/01/2043	1,611,394	1,745,759
3.50%, 04/01/2043	3,495,406	3,785,479
3.50%, 05/01/2043	68,637	75,723
3.50%, 05/01/2043	316,450	342,522
3.50%, 05/01/2043	574,210	623,911
3.50%, 05/01/2043	1,320,394	1,435,212
3.50%, 05/01/2043	1,627,165	1,767,556
3.50%, 07/01/2043	7,514,467	8,207,616
3.50%, 06/01/2044	4,920,792	5,344,639
3.50%, 06/01/2044	6,067,833	6,538,254
3.50%, 02/01/2045	6,459,849	7,001,850
3.50%, 04/01/2045	10,201,024	10,933,530
3.50%, 06/01/2045	2,058,979	2,196,785
3.50%, 06/01/2045	7,587,958	8,095,631
3.50%, 11/01/2045	2,652,497	2,841,272
3.50%, 12/01/2045	323,764	346,894
3.50%, 12/01/2045	521,443	555,639
3.50%, 01/01/2046	8,443,222	9,049,785
3.50%, 04/01/2046	1,045,028	1,134,028
3.50%, 08/01/2046	5,281,879	5,639,106
3.50%, 09/01/2046	2,915,608	3,155,466
3.50%, 11/01/2046	830,007	899,184
3.50%, 11/01/2046	11,314,886	12,097,921
3.50%, 12/01/2046	3,483,248	3,711,349
3.50%, 12/01/2046	7,090,346	7,682,900
3.50%, 01/01/2047	3,974,376	4,217,374
3.50%, 02/01/2047	6,844,155	7,354,767
3.50%, 02/01/2047	7,468,992	7,984,788
3.50%, 06/01/2047	628,891	677,159
3.50%, 11/01/2047	7,999,974	8,458,026
3.50%, 10/01/2048	5,340,045	5,752,976
3.50%, 05/01/2049	13,652,402	14,736,283
3.50%, 01/01/2050	13,810,743	15,070,614
3.54% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	36,543	38,102
3.55%, 02/01/2030	1,500,000	1,752,104

3.55% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.10% Cap), 05/01/2036(2)	10,470	10,612
3.57%, 06/01/2028	8,361,000	9,765,690
3.57% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	15,117	15,174
3.59%, 08/01/2023	1,135,000	1,218,117
3.59%, 01/01/2021(4)	182,026	181,979
3.61% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	5,831	5,849
3.61%, 04/01/2028	2,949,781	3,420,809
3.64% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.18% Cap), 04/01/2037(2)	27,789	28,202
3.64% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	14,386	15,240
3.64%, 01/01/2025	532,803	588,575
3.65% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.26% Cap), 03/01/2036(2)	232,631	249,450
3.66%, 03/01/2027	2,285,875	2,611,736
3.67% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.74% Cap), 12/01/2037(2)	79,274	83,789
3.67%, 07/01/2023	4,850,000	5,205,426
3.68%, 12/01/2020(4)	347,732	347,633
3.68%, 09/01/2026	3,407,970	3,881,102
3.70%, 12/01/2020	336,502	336,376
3.71% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 8.85% Cap), 01/01/2034(2)	9,473	9,641
3.72%, 07/01/2033	11,178,000	13,181,762
3.74%, 07/01/2023	534,632	573,981
3.75% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 12.47% Cap), 11/01/2036(2)	6,600	6,617
3.76%, 03/01/2024	1,265,000	1,375,244
3.77%, 12/01/2025	3,403,952	3,852,931
3.79% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	17,349	17,417
3.80% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.06% Cap), 07/01/2034(2)	1,466	1,467
3.81%, 12/01/2028	7,000,000	8,359,084
3.82% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.12% Cap), 11/01/2034(2)	4,222	4,238
3.82% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.63% Cap), 01/01/2036(2)	24,140	25,391
3.85%, 09/01/2021	783,526	795,683
3.86% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.98% Cap), 12/01/2036(2)	50,886	51,714
3.86%, 07/01/2021	867,380	876,446
3.92%, 09/01/2021	599,299	608,812
3.94%, 07/01/2021	1,032,000	1,051,430
3.94% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	21,536	21,647
3.97%, 06/01/2021	580,276	584,932
3.99% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.87% Cap), 01/01/2037(2)	17,154	17,472
4.00% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	7,781	7,848
4.00% (11th District Cost of Funds Index + 1.25%, 3.87% Floor, 13.49% Cap), 03/01/2029(2)	1,819	1,841
4.00%, 11/01/2031	3,651,573	3,981,796
4.00%, 06/01/2033	914,081	980,818
4.00%, 12/01/2033	45,826	49,310
4.00%, 05/01/2037	8,303,600	8,966,468
4.00%, 10/01/2037	1,585,542	1,711,469
4.00%, 08/01/2039	334,367	368,810
4.00%, 10/01/2039	479,317	528,922
4.00%, 07/01/2040	3,980,735	4,389,175
4.00%, 08/01/2040	131,177	144,381
4.00%, 09/01/2040	996,881	1,097,572
4.00%, 10/01/2040	1,127,623	1,241,597
4.00%, 12/01/2040	214,266	236,527
4.00%, 12/01/2040	263,833	290,597
4.00%, 12/01/2040	322,665	353,767
4.00%, 12/01/2040	506,065	557,245
4.00%, 12/01/2040	1,010,284	1,112,591
4.00%, 01/01/2041	207,734	229,264
4.00%, 01/01/2041	413,460	455,484
4.00%, 01/01/2041	673,310	743,127
4.00%, 01/01/2041	816,321	899,232
4.00%, 01/01/2041	1,191,093	1,306,766
4.00%, 01/01/2041	1,320,266	1,449,087
4.00%, 01/01/2041	1,379,544	1,519,730
4.00%, 02/01/2041	57,449	63,353
4.00%, 02/01/2041	1,129,296	1,243,740
4.00%, 02/01/2041	1,797,532	1,977,948
4.00%, 03/01/2041	6,247,346	6,895,464
4.00%, 04/01/2041	348,294	381,249
4.00%, 05/01/2041	283,268	309,885
4.00%, 09/01/2041	201,646	221,172
4.00%, 10/01/2041	57,593	63,233
4.00%, 10/01/2041	468,275	517,009
4.00%, 10/01/2041	948,265	1,047,278
4.00%, 12/01/2041	1,183,510	1,307,465
4.00%, 12/01/2041	1,725,210	1,900,427
4.00%, 01/01/2042	1,310,789	1,443,439
4.00%, 01/01/2042	2,269,413	2,501,033
4.00%, 03/01/2042	86,436	90,629
4.00%, 07/01/2042	343,909	376,893
4.00%, 07/01/2042	380,799	417,519
4.00%, 07/01/2042	388,272	425,842
4.00%, 07/01/2042	519,983	566,226
4.00%, 08/01/2042	5,423,928	5,993,969
4.00%, 11/01/2042	654,810	721,518

4.00%, 12/01/2042	412,894	456,296
4.00%, 04/01/2043	5,650,752	6,464,090
4.00%, 07/01/2043	833,933	913,610
4.00%, 08/01/2043	64,362	70,739
4.00%, 10/01/2043	91,178	101,575
4.00%, 11/01/2043	2,758,372	3,026,028
4.00%, 12/01/2043	118,581	130,273
4.00%, 12/01/2043	1,313,457	1,463,236
4.00%, 02/01/2044	755,350	832,575
4.00%, 05/01/2044	498,572	552,150
4.00%, 06/01/2044	3,785,225	4,178,630
4.00%, 07/01/2044	1,940,499	2,138,936
4.00%, 08/01/2044	4,008,300	4,424,853
4.00%, 09/01/2044	986,139	1,071,965
4.00%, 01/01/2045	7,568,962	8,280,025
4.00%, 07/01/2045	5,976,612	6,529,037
4.00%, 10/01/2045	739,221	804,400
4.00%, 11/01/2045	1,411,297	1,534,842
4.00%, 12/01/2045	1,079,773	1,172,385
4.00%, 12/01/2045	4,833,422	5,252,254
4.00%, 01/01/2046	2,895,746	3,135,864
4.00%, 08/01/2046	3,885,773	4,183,856
4.00%, 09/01/2046	2,142,358	2,360,222
4.00%, 03/01/2047	690,904	751,725
4.00%, 03/01/2047	6,479,982	7,110,845
4.00%, 03/01/2047	6,830,627	7,420,786
4.00%, 05/01/2047	813,325	889,511
4.00%, 05/01/2047	1,349,171	1,468,771
4.00%, 05/01/2047	2,525,181	2,744,308
4.00%, 06/01/2047	2,919,013	3,226,309
4.00%, 08/01/2047	8,161,354	8,846,093
4.00%, 11/01/2047	7,718,485	8,286,167
4.00%, 01/01/2048	7,052,621	7,557,080
4.00%, 01/01/2048	7,910,491	8,740,357
4.00%, 02/01/2048	1,110,471	1,211,204
4.00%, 03/01/2048	2,796,275	2,989,711
4.00%, 03/01/2048	9,357,217	10,453,924
4.00%, 10/01/2048	2,466,959	2,706,525
4.00%, 07/01/2049	3,823,323	4,116,608
4.00%, 10/01/2049	7,274,029	7,868,632
4.02%, 06/01/2021	691,000	696,656
4.03%, 09/01/2022	1,138,729	1,193,934
4.04% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.39% Cap), 10/01/2036(2)	62,203	63,690
4.05%, 08/01/2021	152,158	154,234
4.06%, 07/01/2021	932,318	942,649
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.99% Cap), 09/01/2036(2)	30,310	30,435
4.10%, 06/01/2021	619,442	624,617
4.15% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.53% Cap), 11/01/2036(2)	8,500	8,596
4.17%, 09/01/2021(4)	349,536	354,963
4.19%, 06/01/2021	502,020	506,095
4.21%, 07/01/2021(4)	447,963	450,527
4.26% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.94% Cap), 10/01/2036(2)	50,390	53,451
4.26%, 07/01/2021	2,112,275	2,136,027
4.30%, 06/01/2021	1,153,687	1,173,187
4.30%, 01/01/2021(4)	216,391	216,316
4.31%, 06/01/2021(4)	281,294	283,110
4.34%, 06/01/2021	1,858,000	1,873,849
4.50%, 08/01/2029	115,069	125,427
4.50%, 09/01/2029	134,084	146,475
4.50%, 01/01/2030	206,432	227,625
4.50%, 10/01/2033	3,592,729	3,961,182
4.50%, 11/01/2033	10,642	11,713
4.50%, 09/01/2034	22,595	24,810
4.50%, 04/01/2039	5,426,920	6,074,844
4.50%, 11/01/2039	18,251	20,459
4.50%, 08/01/2040	2,809,501	3,152,498
4.50%, 08/01/2040	2,907,097	3,266,702
4.50%, 12/01/2040	1,288,247	1,448,413
4.50%, 12/01/2040	4,268,728	4,797,914
4.50%, 02/01/2041	446,765	501,392
4.50%, 02/01/2041	3,547,664	3,994,159
4.50%, 03/01/2041	1,044,824	1,174,868
4.50%, 04/01/2041	682,793	755,665
4.50%, 05/01/2041	1,326,868	1,488,361
4.50%, 05/01/2041	5,439,158	6,124,021
4.50%, 07/01/2041	300,285	336,042
4.50%, 08/01/2041	2,033,341	2,287,228
4.50%, 01/01/2042	1,965,033	2,205,935
4.50%, 11/01/2042	6,431,612	7,217,369
4.50%, 02/01/2046	6,860,049	7,693,763
4.50%, 08/01/2047	976,099	1,060,988
4.50%, 05/01/2048	2,544,065	2,775,872

4.50%, 07/01/2048	61,556	66,912
4.50%, 07/01/2048	525,924	568,957
4.50%, 08/01/2048	5,259,434	5,687,146
4.50%, 03/01/2049	6,164,043	6,803,371
4.50%, 07/01/2049	10,220,074	11,262,191
4.50%, 09/01/2050	3,039,529	3,296,299
4.55%, 08/01/2026	842,057	959,637
4.63%, 12/01/2026(4)	927,741	1,066,629
4.76%, 08/01/2026	969,022	1,123,687
4.77%, 08/01/2026	616,478	714,929
5.00%, 11/01/2021	40	42
5.00%, 05/01/2023	3,276	3,451
5.00%, 08/01/2024	17,381	18,329
5.00%, 05/01/2028	14,466	15,946
5.00%, 04/01/2031	107,053	117,875
5.00%, 12/01/2032	574	595
5.00%, 06/01/2033	11,906	13,446
5.00%, 07/01/2033	12,807	14,590
5.00%, 07/01/2033	13,698	15,729
5.00%, 11/01/2033	3,905	4,488
5.00%, 11/01/2033	33,592	38,613
5.00%, 11/01/2033	2,668,891	3,068,303
5.00%, 04/01/2034	88,212	101,517
5.00%, 05/01/2034	28,069	32,308
5.00%, 12/01/2034	21,667	24,902
5.00%, 01/01/2035	13,979	15,343
5.00%, 02/01/2035	467,065	536,501
5.00%, 02/01/2035	2,346,132	2,695,213
5.00%, 06/01/2035	411,156	472,630
5.00%, 07/01/2035	11,969	13,744
5.00%, 07/01/2035	1,946,763	2,236,664
5.00%, 07/01/2035	2,206,889	2,536,682
5.00%, 09/01/2035	49,265	56,655
5.00%, 10/01/2035	199,741	229,891
5.00%, 11/01/2035	452,777	521,234
5.00%, 01/01/2036	38,694	44,527
5.00%, 02/01/2036	30,025	34,538
5.00%, 07/01/2037	577,279	663,390
5.00%, 01/01/2039	1,779,993	2,040,648
5.00%, 09/01/2039	103,443	118,999
5.00%, 04/01/2040	228,566	263,022
5.00%, 08/01/2040	235,133	269,573
5.00%, 05/01/2041	109,597	126,239
5.00%, 05/01/2042	1,717,815	1,975,737
5.00%, 09/01/2043	866,579	956,869
5.00%, 01/01/2048	1,086,429	1,203,747
5.00%, 05/01/2048	3,244,888	3,582,129
5.00%, 01/01/2049	7,884,341	8,937,289
5.50%, 07/01/2025	25,360	28,119
5.50%, 11/01/2032	45,091	53,020
5.50%, 02/01/2033	1,476	1,727
5.50%, 03/01/2033	61,478	72,096
5.50%, 04/01/2033	41,250	48,373
5.50%, 07/01/2033	8,531	9,876
5.50%, 09/01/2033	158,296	183,155
5.50%, 11/01/2033	3,109	3,573
5.50%, 12/01/2033	67,881	79,766
5.50%, 01/01/2034	6,431	7,571
5.50%, 03/01/2034	6,374	7,216
5.50%, 09/01/2034	14,232	16,754
5.50%, 10/01/2034	13,121	13,647
5.50%, 02/01/2035	48,351	56,927
5.50%, 12/01/2035	20,053	22,948
5.50%, 04/01/2036	53,900	63,060
5.50%, 05/01/2036	46,067	54,120
5.50%, 05/01/2036	73,291	86,371
5.50%, 11/01/2036	17,883	20,845
5.50%, 03/01/2037	339,089	393,303
5.50%, 04/01/2037	117,202	137,499
5.50%, 05/01/2037	143,776	166,918
5.50%, 01/01/2038	99,888	117,663
5.50%, 05/01/2038	13,860	15,689
5.50%, 06/01/2038	1,372	1,594
5.50%, 06/01/2038	100,773	117,066
5.50%, 06/01/2038	757,779	877,306
5.50%, 09/01/2038	632,407	743,415
5.50%, 06/01/2039	17,304	18,816
5.50%, 09/01/2039	91,881	105,568
5.50%, 12/01/2039	73,272	84,124
5.50%, 01/01/2040	499,229	574,117
6.00%, 03/01/2021	512	515
6.00%, 04/01/2021	184	185

6.00%, 04/01/2021	241	242
6.00%, 08/01/2021	3,291	3,332
6.00%, 12/01/2021	1,250	1,267
6.00%, 02/01/2023	40,920	42,230
6.00%, 01/01/2024	15,029	15,727
6.00%, 01/01/2024	40,820	42,584
6.00%, 07/01/2024	11,168	11,718
6.00%, 07/01/2026	20,389	22,748
6.00%, 07/01/2027	29,771	33,223
6.00%, 11/01/2027	13,303	14,843
6.00%, 12/01/2027	40,288	44,947
6.00%, 01/01/2028	71,534	79,822
6.00%, 10/01/2028	51,398	57,356
6.00%, 12/01/2028	2,172	2,423
6.00%, 01/01/2029	2,635	2,988
6.00%, 09/01/2029	34,371	38,307
6.00%, 12/01/2032	20,093	22,866
6.00%, 12/01/2032	110,873	129,674
6.00%, 03/01/2033	916	1,022
6.00%, 03/01/2033	2,280	2,552
6.00%, 03/01/2033	3,174	3,619
6.00%, 03/01/2033	3,913	4,593
6.00%, 03/01/2033	5,391	6,028
6.00%, 05/01/2033	15,470	18,246
6.00%, 08/01/2033	4,033	4,513
6.00%, 09/01/2033	8,111	9,358
6.00%, 09/01/2033	13,336	14,896
6.00%, 11/01/2034	3,902	4,620
6.00%, 04/01/2035	73,114	86,586
6.00%, 02/01/2036	4,328	4,943
6.00%, 09/01/2036	252,482	298,914
6.00%, 11/01/2036	36,815	42,512
6.00%, 03/01/2037	79,483	92,503
6.00%, 09/01/2037	63,816	75,260
6.00%, 04/01/2038	10,490	11,694
6.00%, 05/01/2038	182,015	214,440
6.00%, 11/01/2038	51,048	60,428
6.00%, 12/01/2039	896,945	1,052,852
6.00%, 10/01/2040	1,190,689	1,402,376
6.00%, 07/01/2041	3,118,167	3,687,511
6.00%, 11/01/2048	31,366	33,921
6.50%, 04/01/2022	2,028	2,050
6.50%, 05/01/2022	880	985
6.50%, 12/01/2022	2,803	3,135
6.50%, 02/01/2024	23,021	24,186
6.50%, 07/01/2024	7,379	8,252
6.50%, 04/01/2025	1,127	1,260
6.50%, 08/01/2026	38,784	43,377
6.50%, 03/01/2029	11,056	12,421
6.50%, 11/01/2029	359,908	403,375
6.50%, 08/01/2031	9,316	11,164
6.50%, 02/01/2032	46,680	52,208
6.50%, 01/01/2036	219,432	248,542
6.50%, 04/01/2036	955	967
6.50%, 07/01/2036	4,113	4,801
6.50%, 08/01/2036	135,137	154,242
6.50%, 10/01/2036	29,785	34,879
6.50%, 01/01/2037	67,666	81,560
6.50%, 08/01/2037	25,412	29,342
6.50%, 08/01/2037	27,549	31,573
6.50%, 10/01/2037	52,431	62,816
6.50%, 10/01/2038	63,912	73,591
6.50%, 10/01/2038	257,104	296,684
7.00%, 01/01/2024	157	169
7.00%, 04/01/2026	3,788	3,933
7.00%, 09/01/2027	502	561
7.00%, 01/01/2029	883	884
7.00%, 06/01/2032	4,650	5,037
7.00%, 02/01/2033	1,260	1,341
7.00%, 06/01/2033	70,096	83,315
7.00%, 02/01/2036	41,545	50,303
7.00%, 03/01/2036	1,493	1,710
7.00%, 12/01/2036	7,366	8,455
7.00%, 03/01/2037	5,211	5,779
7.00%, 04/01/2037	7,667	8,849
7.00%, 09/01/2037	43,366	52,531
7.00%, 09/01/2038	44,824	55,779
7.00%, 10/01/2038	65,777	82,925
7.00%, 11/01/2038	48,141	57,889
7.00%, 12/01/2038	138,245	163,909
7.00%, 01/01/2039	207,396	248,470
7.50%, 11/01/2022	306	307

7.50%, 10/01/2024	249	268
7.50%, 01/01/2035	30,475	35,923
7.50%, 03/01/2035	31,981	38,832
7.50%, 05/01/2037	26,659	33,837
7.50%, 10/01/2037	129,014	154,896
7.50%, 11/01/2037	45,041	53,074
7.50%, 11/01/2038	40,089	48,941
7.50%, 04/01/2039	137,793	183,989
8.00%, 03/01/2021	5	5
8.00%, 05/01/2024	108	116
8.00%, 03/01/2027	5,064	5,622
8.00%, 06/01/2027	4,310	4,810
8.00%, 06/01/2028	2,078	2,271
8.00%, 09/01/2028	6,289	7,031
8.00%, 11/01/2028	17,565	20,339
8.00%, 11/01/2037	9,234	10,188
8.00%, 01/01/2038	4,053	4,905
8.50%, 07/01/2024	596	648
8.50%, 05/01/2025	50	50
Fannie Mae Pool UMBS P#BA4733
3.50%, 12/01/2045	991,682	1,083,919
Fannie Mae Pool UMBS P#BO5032
3.00%, 12/01/2049	391,187	417,143
Fannie Mae Pool UMBS P#BP5474
2.50%, 06/01/2050	3,336,507	3,530,177
Fannie Mae Pool UMBS P#BP5482
2.50%, 06/01/2050	5,503,267	5,822,718
Fannie Mae Pool UMBS P#BP5502
2.50%, 06/01/2050	1,410,892	1,489,896
Fannie Mae Pool UMBS P#BP8762
2.50%, 07/01/2050	2,983,664	3,156,863
Fannie Mae Pool UMBS P#BP9537
2.50%, 07/01/2050	8,439,674	8,929,626
Fannie Mae Pool UMBS P#BQ0212
2.50%, 08/01/2050	3,566,768	3,773,825
Fannie Mae Pool UMBS P#MA2248
3.00%, 04/01/2045	97,119	100,369
Fannie Mae REMIC Trust 2003-W1
5.21%, 12/25/2042(4)	91,179	100,996
5.70%, 12/25/2042(4)	24,188	27,169
Fannie Mae REMIC Trust 2003-W4
5.76%, 10/25/2042(4)	12,322	14,210
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	479,861	551,949
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	70,547	85,781
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	130,918	157,797
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	99,612	113,676
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047(4)	11,219	12,961
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	26,417	29,794
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	20,166	19,029
Fannie Mae REMIC Trust 2007-W7
38.29% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037(2)(8)	15,568	29,745
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	434,523	503,667
Fannie Mae REMICS
0.00%, 03/25/2022	3,723	3,716
0.00%, 10/25/2022	463	462
0.00%, 04/25/2023	515	514
0.00%, 09/25/2023	310	308
0.00%, 09/25/2023	1,077	1,066
0.00%, 11/25/2023	114	113
0.00%, 01/25/2032	1,596	1,561
0.00%, 04/25/2032	1,352	1,336
0.00%, 12/25/2032	8,407	7,984
0.00%, 05/25/2033	4,909	4,639
0.00%, 08/25/2033	3,104	3,024
0.00%, 12/25/2033	71,819	68,182
0.00%, 03/25/2034	74,940	74,192
0.00%, 04/25/2035	1,647	1,645
0.00%, 09/25/2035	8,641	8,547
0.00%, 10/25/2035	18,992	18,521
0.00%, 01/25/2036	131	131
0.00%, 03/25/2036	14,775	13,999
0.00%, 03/25/2036	154,126	141,187
0.00%, 04/25/2036	17,518	17,293
0.00%, 04/25/2036	35,291	33,554

0.00%, 04/25/2036	51,192	48,657
0.00%, 06/25/2036	13,766	13,472
0.00%, 06/25/2036	27,033	25,520
0.00%, 06/25/2036	42,690	39,879
0.00%, 06/25/2036	95,945	90,165
0.00%, 06/25/2036	116,532	113,904
0.00%, 07/25/2036	4,378	4,368
0.00%, 07/25/2036	8,948	8,377
0.00%, 07/25/2036	16,181	15,339
0.00%, 07/25/2036	31,337	29,766
0.00%, 08/25/2036	10,527	9,778
0.00%, 08/25/2036	22,228	21,724
0.00%, 08/25/2036	32,728	30,369
0.00%, 08/25/2036	55,817	54,249
0.00%, 09/25/2036	12,148	11,329
0.00%, 09/25/2036	25,139	24,027
0.00%, 09/25/2036	32,864	31,311
0.00%, 11/25/2036	8,077	7,591
0.00%, 11/25/2036	22,512	20,869
0.00%, 11/25/2036	49,742	46,912
0.00%, 12/25/2036	11,675	11,214
0.00%, 12/25/2036	27,198	25,322
0.00%, 01/25/2037	28,095	26,391
0.00%, 01/25/2037	72,436	67,507
0.00%, 03/25/2037	21,289	20,413
0.00%, 04/25/2037	71,983	67,061
0.00%, 05/25/2037	7,167	6,698
0.00%, 07/25/2037	50,182	46,979
0.00%, 10/25/2037	463,928	431,326
0.00%, 05/25/2038	1,547	1,403
0.00%, 01/25/2040	39,852	35,862
0.00%, 06/25/2040	65,090	61,190
0.00%, 09/25/2043	1,094,604	1,007,282
0.00%, 10/25/2043	817,439	754,819
0.00%, 12/25/2043	2,081,561	1,914,946
0.20% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022(2)	204	203
0.24% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	50,115	49,823
0.24% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	219,272	217,243
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034(2)	36,129	36,217
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036(2)	78,252	78,162
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037(2)	62,152	62,189
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036(2)	259,432	259,853
0.44% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036(2)	327,114	322,005
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037(2)	39,165	39,197
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035(2)	91,469	91,829
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036(2)	93,777	94,062
0.52% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037(2)	51,551	52,023
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034(2)	68,734	68,946
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034(2)	197,448	198,498
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036(2)	30,045	30,117
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037(2)	194,798	196,790
0.60% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037(2)	18,947	19,779
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037(2)	292,493	293,050
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039(2)	110,896	111,129
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042(2)	334,799	336,596
0.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036(2)	26,123	26,337
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037(2)	55,784	56,367
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037(2)	29,656	29,977
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041(2)	52,871	53,213
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041(2)	192,878	194,216
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	153,163	153,601
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	1,197,345	1,208,718
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042(2)	452,287	455,632
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041(2)	76,708	77,252
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041(2)	124,496	125,349
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040(2)	41,244	41,570
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040(2)	67,908	68,812
0.78% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023(2)	638	635
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034(2)	108,139	109,864
0.90% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037(2)	35,010	36,422
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032(2)	222,362	225,807
1.03% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023(2)	1,402	1,400
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038(2)	32,141	32,839
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023(2)	1,596	1,608
1.35% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022(2)	192	192
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032(2)(8)	40,564	1,453
1.84%, 03/25/2027(4)	1,713	35
1.84%, 03/25/2027(4)	4,840	97
2.16%, 06/25/2038(4)	120,617	6,967
2.31%, 01/25/2038(4)	302,249	12,083
2.98%, 04/25/2041(4)	520,910	34,074
3.00%, 12/25/2028	1,237,521	1,331,394

3.00%, 10/25/2033	908,000	984,597
3.00%, 02/25/2043	1,000,000	1,051,288
3.00%, 01/25/2046	1,705,290	1,838,343
3.00%, 02/25/2047	2,134,655	2,275,220
3.03%, 12/25/2039(4)	153,184	159,666
3.50%, 04/25/2031	783,031	847,944
3.50%, 09/25/2033	1,500,000	1,741,761
3.50%, 03/25/2042	1,000,000	1,112,883
3.50%, 02/25/2043	330,474	369,097
4.00%, 04/25/2033	171,375	191,302
4.00%, 05/25/2033	9,740	10,900
4.00%, 02/25/2039	14,160	14,176
4.29% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040(2)(8)	477,770	59,718
4.50%, 07/25/2023	27,881	28,795
4.50%, 10/25/2036	140,843	159,410
4.50%, 02/25/2039	5,478	6,080
4.50%, 12/25/2040	5,359,402	6,425,373
4.50%, 01/25/2042	2,425,985	2,718,500
4.50%, 04/25/2042	1,500,000	1,750,797
5.00%, 03/25/2021	8	8
5.00%, 02/25/2024(10)	49	0
5.00%, 03/25/2024(10)	2	—
5.00%, 11/25/2024	107,287	112,943
5.00%, 03/25/2029	134,541	143,234
5.00%, 11/25/2032	10,115	11,134
5.00%, 03/25/2033	16,839	1,165
5.00%, 03/25/2037	4,713	5,342
5.00%, 07/25/2038	33,370	37,769
5.00%, 07/25/2038	39,244	45,119
5.00%, 07/25/2039	71,485	11,328
5.00%, 08/25/2039	258,719	296,698
5.00%, 09/25/2039	136,147	148,398
5.00%, 06/25/2040	454,636	514,167
5.00%, 09/25/2040	206,000	241,485
5.43%, 07/25/2051(4)	30,084	35,008
5.50%, 09/25/2022	325	334
5.50%, 03/25/2023	46,498	48,409
5.50%, 04/25/2023	3,069	3,191
5.50%, 04/25/2023	90,489	94,326
5.50%, 05/25/2023	21,074	21,910
5.50%, 07/25/2024	6,053	6,341
5.50%, 08/25/2024	66,914	70,422
5.50%, 08/25/2025	77,979	84,027
5.50%, 01/25/2026	48,411	51,733
5.50%, 04/18/2029	7,373	8,034
5.50%, 12/25/2032	99,569	115,856
5.50%, 08/25/2033	182,294	32,674
5.50%, 08/25/2033	82,766	96,519
5.50%, 10/25/2033	608,551	709,558
5.50%, 04/25/2034	191,761	226,551
5.50%, 07/25/2034	312,513	358,165
5.50%, 08/25/2035	78,784	90,116
5.50%, 08/25/2035	567,265	661,065
5.50%, 12/25/2035	34,474	37,213
5.50%, 12/25/2035	417,123	488,818
5.50%, 01/25/2036	22,873	24,904
5.50%, 03/25/2036	50,176	58,186
5.50%, 03/25/2036	182,385	208,872
5.50%, 03/25/2036	210,245	248,850
5.50%, 01/25/2037	16,520	18,075
5.50%, 07/25/2037	128,253	147,281
5.50%, 08/25/2037	36,193	41,215
5.50%, 07/25/2038	157,239	182,993
5.50%, 10/25/2039	162,265	28,907
5.50%, 06/25/2040	755,078	857,837
5.50%, 07/25/2040	290,429	339,661
5.50%, 10/25/2040	1,054,109	1,259,508
5.63% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037(2)(8)	36,654	7,347
5.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	126,652	21,475
5.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	156,687	30,526
5.75%, 06/25/2033	49,670	55,970
5.75%, 07/25/2035	1,418,022	1,705,841
5.75%, 10/25/2035	66,485	75,536
5.75% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039(2)(8)	39,688	6,121
5.76% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038(2)(8)	139,434	27,488
5.85%, 02/25/2051(4)	87,483	100,652
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038(2)(8)	350,096	65,224
5.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037(2)(8)	3,209	146
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037(2)(8)	52,969	5,832
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	40,544	8,356
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	111,224	19,138
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049(2)(8)	77,442	7,847

6.00%, 02/25/2022	12,202	12,467
6.00%, 08/25/2022	721	747
6.00%, 09/25/2022	22,660	23,400
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023(2)(8)	1,808	1,911
6.00%, 07/25/2023(4)	12,874	13,635
6.00%, 07/18/2028	6,361	7,151
6.00%, 12/25/2028	2,616	2,772
6.00%, 07/25/2031	23,747	3,870
6.00%, 11/25/2031	42,373	49,298
6.00%, 04/25/2032	106,717	120,533
6.00%, 11/25/2032	315,102	367,135
6.00%, 05/25/2033(4)	7,729	1,387
6.00%, 05/25/2033	29,782	35,153
6.00%, 05/25/2033	64,183	73,800
6.00%, 05/25/2033	135,434	159,099
6.00%, 12/25/2035	11,486	12,930
6.00%, 12/25/2035	213,101	217,840
6.00%, 07/25/2036	354,626	419,329
6.00%, 03/25/2037	248,355	280,858
6.00%, 05/25/2037	109,528	128,236
6.00%, 08/25/2037	11,552	13,635
6.00%, 08/25/2037	47,324	55,492
6.00%, 08/25/2037	54,849	63,825
6.00%, 08/25/2037	60,488	69,405
6.00%, 08/25/2039	326,513	387,946
6.03%, 09/25/2039(4)	120,384	138,045
6.03% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039(2)(8)	52,424	8,177
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038(2)(8)	41,429	6,621
6.08% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038(2)(8)	54,004	10,353
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040(2)(8)	117,625	25,049
6.21%, 10/25/2037(4)	50,949	58,811
6.21% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037(2)(8)	6,529	1,006
6.21%, 03/25/2040(4)	185,921	215,512
6.22%, 02/25/2040(4)	51,839	59,263
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037(2)(8)	330,096	66,847
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037(2)(8)	158,979	25,178
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040(2)(8)	49,626	9,453
6.27% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040(2)(8)	85,895	14,944
6.29% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037(2)(8)	200,066	37,685
6.30%, 12/25/2039(4)	265,698	306,724
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037(2)(8)	131,264	26,785
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037(2)(8)	169,458	39,063
6.31% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037(2)(8)	185,583	40,834
6.35%, 04/25/2029	3,700	4,154
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023(2)(8)	4,172	94
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036(2)(8)	93,197	32,321
6.37% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036(2)(8)	50,410	9,171
6.38% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041(2)(8)	571,613	134,082
6.39% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037(2)(8)	166,996	36,874
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039(2)(8)	105,190	23,893
6.43% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036(2)(8)	116,026	22,718
6.44%, 03/25/2040(4)	188,021	215,598
6.47% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037(2)(8)	117,713	21,468
6.50%, 07/25/2021	51	52
6.50%, 09/25/2021	8,486	8,621
6.50%, 02/25/2022	2,042	2,082
6.50%, 08/25/2022	768	798
6.50%, 02/25/2023	1,132	1,182
6.50%, 03/25/2023	783	818
6.50%, 07/25/2023	589	623
6.50%, 09/25/2023	1,280	1,360
6.50%, 10/25/2023	6,950	7,405
6.50%, 10/25/2023	19,730	21,027
6.50%, 11/25/2023	7,628	8,158
6.50%, 12/25/2023	2,062	2,208
6.50%, 03/25/2024	6,232	6,655
6.50%, 03/25/2024	39,169	42,109
6.50%, 04/25/2027	11,697	13,077
6.50%, 07/18/2027	972	1,087
6.50%, 09/25/2031	5,745	6,739
6.50%, 10/25/2031	4,328	4,937
6.50%, 04/25/2032	19,016	22,378
6.50%, 05/25/2032	39,228	46,124
6.50%, 06/25/2032	16,499	18,797
6.50%, 07/25/2032	71,821	11,874
6.50%, 08/25/2032	50,290	60,113
6.50%, 02/25/2033	17,332	20,142
6.50%, 05/25/2033	72,178	15,697
6.50%, 07/25/2036	155,812	186,590
6.50%, 07/25/2036	206,515	250,765
6.50%, 08/25/2036	19,504	22,916
6.50%, 08/25/2036	95,546	109,951

6.50%, 09/25/2036	9,948	11,659
6.50%, 06/25/2037	21,985	25,708
6.50%, 12/25/2037	137,098	166,564
6.50%, 04/25/2038	9,930	10,051
6.50%, 06/25/2042	51,539	60,844
6.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036(2)(8)	85,652	14,764
6.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039(2)(8)	41,789	7,562
6.55% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036(2)(8)	565,129	137,515
6.56% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035(2)(8)	59,033	13,808
6.70% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038(2)(8)	38,450	7,419
6.75% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038(2)(8)	60,921	12,004
6.84% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038(2)(8)	77,800	16,790
6.88%, 08/25/2023	13,987	14,760
6.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033(2)(8)	32,832	1,793
7.00%, 01/25/2021	7	7
7.00%, 03/25/2021	294	295
7.00%, 07/25/2022	140	143
7.00%, 10/25/2022	464	482
7.00%, 02/25/2023	11,336	11,890
7.00%, 03/25/2023	8,300	8,675
7.00%, 04/25/2023	2,481	2,594
7.00%, 05/25/2023	29,030	30,745
7.00%, 07/25/2023	9,643	10,161
7.00%, 07/25/2023	14,327	15,157
7.00%, 08/25/2023	23,705	25,059
7.00%, 04/25/2024	24,830	26,795
7.00%, 04/25/2024	58,689	62,571
7.00%, 11/25/2026	15,459	16,867
7.00%, 12/18/2027	5,388	472
7.00%, 03/25/2031	3,946	4,734
7.00%, 07/25/2031	13,765	16,577
7.00%, 08/25/2031	25,251	29,930
7.00%, 09/25/2031	4,113	4,942
7.00%, 09/25/2031	6,873	8,181
7.00%, 09/25/2031	33,845	40,640
7.00%, 11/25/2031	46,659	56,156
7.00%, 05/25/2033	125,503	14,299
7.00%, 07/25/2039	2,236	2,658
7.00%, 11/25/2041	859,437	1,062,343
7.00%, 11/25/2041	900,296	1,080,752
7.00%, 11/25/2041	1,024,632	1,260,920
7.00% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037(2)(8)	530,073	136,407
7.05% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038(2)(8)	44,721	8,273
7.26% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033(2)(8)	79,146	93,392
7.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028(2)(8)	178,677	23,595
7.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033(2)(8)	91,597	19,433
7.50%, 06/25/2022	34	36
7.50%, 07/25/2022	2,029	2,101
7.50%, 09/25/2022	1,167	1,200
7.50%, 10/25/2022	2,547	2,667
7.50%, 03/25/2023	2,600	2,749
7.50%, 04/18/2027	3,529	4,089
7.50%, 04/20/2027	5,309	6,140
7.50%, 05/20/2027	19,454	22,194
7.50%, 12/18/2029	6,003	6,940
7.50%, 02/25/2030	31,232	36,665
7.70%, 03/25/2023	1,161	1,226
7.75%, 09/25/2022	1,149	1,203
7.90%, 01/25/2023	2,026	2,132
7.90% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023(2)(8)	462	33
8.00%, 07/25/2022	112	116
8.00%, 07/25/2022	3,816	3,996
8.00%, 09/25/2022	4,165	4,355
8.00% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028(2)(8)	3,209	199
8.50%, 06/25/2021	3	3
8.50%, 01/25/2025	1,196	1,329
8.50%, 01/25/2031	1,751	347
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032(2)(8)	14,518	17,472
8.75%, 06/25/2021	15	15
8.80%, 01/25/2025	2,500	2,831
8.95% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030(2)(8)	9,158	1,272
9.90% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033(2)(8)	9,385	11,724
10.00% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023(2)(8)	12,702	1,279
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032(2)(8)	566	708
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023(2)(8)	408	457
11.30% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034(2)(8)	2,562	3,005
12.25% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033(2)(8)	12,701	16,110
12.30% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023(2)(8)	743	827
12.36% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040(2)(8)	234,872	319,429
13.36% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033(2)(8)	19,952	25,621
13.47% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023(2)(8)	711	773
13.70% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038(2)(8)	19,612	24,980

13.80% (1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033(2)(8)	764	780
13.90% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033(2)(8)	24,423	26,844
13.94% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034(2)(8)	11,909	15,192
14.21% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032(2)(8)	6,902	9,192
15.20% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031(2)(8)	13,641	18,893
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023(2)(8)	400	471
15.78% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037(2)(8)	10,292	14,639
15.90% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034(2)(8)	7,808	9,104
16.09% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034(2)(8)	10,374	14,370
16.13% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037(2)(8)	28,095	37,934
16.33% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035(2)(8)	30,758	42,641
16.50% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035(2)(8)	25,963	36,204
16.50% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035(2)(8)	31,293	44,861
16.63% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035(2)(8)	4,339	5,633
17.00% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035(2)(8)	25,101	37,374
17.12% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031(2)(8)	1,302	1,835
17.17% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040(2)(8)	115,205	162,127
17.42% (1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021(2)(8)	13	13
17.71% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033(2)(8)	23,227	28,924
19.01% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023(2)(8)	1,190	1,350
19.12% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034(2)(8)	37,894	56,787
19.12% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034(2)(8)	84,419	130,041
19.39% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034(2)(8)	2,897	2,993
19.61% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035(2)(8)	75,770	98,576
19.72% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035(2)(8)	52,089	68,112
20.26% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038(2)(8)	23,141	36,013
21.20% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023(2)(8)	2,242	423
22.17% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037(2)(8)	36,452	60,990
22.51% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031(2)(8)	10,824	17,791
22.97% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023(2)(8)	1,139	1,456
23.41% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034(2)(8)	15,973	25,472
23.47% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037(2)(8)	46,769	75,682
23.61% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035(2)(8)	7,055	10,733
23.66% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036(2)(8)	4,798	7,865
23.98% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023(2)(8)	1,596	2,064
23.98% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031(2)(8)	17,639	26,318
24.02% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035(2)(8)	144,561	220,911
24.02% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036(2)(8)	14,265	23,872
24.21% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035(2)(8)	17,394	23,202
24.71% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032(2)(8)	3,301	4,856
24.76% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035(2)(8)	25,258	43,125
25.61% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036(2)(8)	18,466	30,544
25.97% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036(2)(8)	3,844	6,216
26.89% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023(2)(8)	613	724
28.12% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023(2)(8)	1,962	2,345
28.21% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036(2)(8)	15,777	25,529
28.60% (7 year CMT Index + 30.01%, 29.59% Cap), 12/25/2021(2)(8)	9	10
29.48% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036(2)(8)	16,182	28,124
32.51% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026(2)(8)	10,957	16,624
38.11% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037(2)(8)	8,374	29,805
39.01% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036(2)(8)	11,891	25,879
Fannie Mae REMICS SER 1990-140 CL K
652.15%, 12/25/2020	3	4
Fannie Mae REMICS SER 1993-165 CL SK V/R
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023(2)(8)	883	958
Fannie Mae REMICS SER 2019 CL BA
1.99%, 12/25/2029	25,524,725	26,582,158
Fannie Mae REMICS SER G92-35 CL G
1184.78%, 07/25/2022	2	14
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	48,920	57,256
6.50%, 07/25/2042	81,613	96,748
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	307,850	350,311
6.50%, 09/25/2042	112,828	133,077
Fannie Mae Trust 2003-W8
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042(2)	26,089	25,996
7.00%, 10/25/2042	123,764	148,724
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	195,395	232,245
Fannie Mae Trust 2004-W15
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044(2)	117,995	117,329
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	38,879	45,873
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	38,887	46,734
Fannie Mae Trust 2005-W3
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045(2)	943,052	939,480
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	50,799	59,007
Fannie Mae Trust 2006-W2
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046(2)	418,159	418,139
3.58%, 11/25/2045(4)	120,970	128,836

Fannie Mae Whole Loan
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046(2)	983,803	971,769
Fannie Mae-Aces
0.75%, 09/25/2028	35,760,000	35,410,117
1.11% (1 Month LIBOR USD + 0.93%), 11/25/2022(2)	587,618	588,013
1.59%, 11/25/2028	2,970,000	3,042,227
2.10%, 08/25/2029	20,384,428	21,611,758
2.11%, 11/25/2028	12,600,000	1,690,620
2.15%, 07/25/2030	122,861,915	17,276,830
2.28%, 12/27/2022	712,119	733,881
2.39%, 01/25/2023(4)	585,892	607,154
2.50%, 10/25/2026(4)	5,335,000	5,800,679
2.53%, 09/25/2024	1,320,831	1,401,554
2.57%, 12/25/2026(4)	1,512,023	1,649,662
2.59%, 12/25/2024	1,415,806	1,510,007
2.67%, 12/25/2026(4)	9,307,000	10,129,826
2.83%, 01/25/2025(4)	587,027	628,109
2.90%, 01/25/2025(4)	2,000,000	2,159,856
2.92%, 08/25/2021	287,948	292,231
2.96%, 02/25/2027(4)	3,535,000	3,953,326
2.98%, 08/25/2029	2,200,000	2,521,917
3.01%, 11/25/2025(4)	8,196,599	8,981,657
3.02%, 08/25/2024(4)	1,207,358	1,299,865
3.06%, 05/25/2027(4)	29,130,000	32,879,028
3.09%, 04/25/2027(4)	23,211,000	25,963,119
3.10%, 07/25/2024(4)	1,020,560	1,108,273
3.15%, 03/25/2028(4)	3,891,000	4,435,814
3.18%, 06/25/2027(4)	5,513,000	6,204,367
3.19%, 02/25/2030(4)	2,791,000	3,211,509
3.29%, 04/25/2029(4)	4,540,000	5,211,688
3.44%, 06/25/2028(4)	5,160,000	5,975,512
3.48%, 07/25/2028(4)	4,813,615	5,301,324
3.48%, 07/25/2028(4)	35,477,000	41,234,328
3.50%, 01/25/2024(4)	11,505,237	12,485,412
3.51%, 12/25/2023(4)	1,961,708	2,100,434
3.66%, 11/25/2020	2,691	2,689
3.67%, 09/25/2028(4)	7,310,000	8,665,219
3.76%, 06/25/2021	354,500	358,347
3.78%, 08/25/2030(4)	7,611,341	9,218,751
FHLMC-Ginnie Mae
6.25%, 11/25/2023	3,063	3,253
7.00%, 03/25/2023	3,394	3,526
7.50%, 04/25/2024	21,277	22,868
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	82,310	62,694
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	2,431	2,290
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	13,627	9,844
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.50% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037(2)(8)	719,759	188,943
FNCL TBA 30 YR 1.5% NOV 20
1.50%, 11/01/2050(9)	1,899,658	1,908,381
Freddie Mac Gold Pool
2.00%, 01/01/2032	4,926,908	5,145,957
2.50%, 04/01/2028	1,582,456	1,656,908
2.50%, 06/01/2028	603,917	639,930
2.50%, 03/01/2030	1,228,647	1,305,227
2.50%, 07/01/2030	2,793,204	2,977,787
2.50%, 07/01/2031	2,490,320	2,658,516
2.50%, 08/01/2031	1,467,238	1,564,328
2.50%, 11/01/2046	2,503,545	2,666,490
3.00%, 07/01/2028	1,221,078	1,298,830
3.00%, 08/01/2028	713,673	765,079
3.00%, 09/01/2028	2,506,051	2,671,330
3.00%, 10/01/2028	1,059,041	1,138,025
3.00%, 05/01/2029	949,208	1,010,506
3.00%, 04/01/2031	4,866,518	5,219,278
3.00%, 09/01/2031	1,034,532	1,113,482
3.00%, 02/01/2032	5,345,891	5,733,297
3.00%, 02/01/2032	7,718,663	8,313,061
3.00%, 08/01/2042	1,548,393	1,647,611
3.00%, 10/01/2042	3,950,735	4,204,763
3.00%, 11/01/2042	569,397	605,814
3.00%, 11/01/2042	5,235,534	5,652,745
3.00%, 02/01/2043	341,592	363,908
3.00%, 03/01/2043	2,187,861	2,331,174
3.00%, 03/01/2043	4,394,398	4,681,906
3.00%, 04/01/2043	80,148	85,375
3.00%, 04/01/2043	10,552,890	11,319,114
3.00%, 06/01/2043	29,837	31,737

3.00%, 07/01/2043	22,955	24,450
3.00%, 07/01/2043	302,192	321,912
3.00%, 08/01/2043	443,507	472,150
3.00%, 08/01/2043	5,865,304	6,248,305
3.00%, 01/01/2045	181,587	187,864
3.00%, 05/01/2045	1,025,135	1,112,714
3.00%, 05/01/2045	2,135,102	2,304,300
3.00%, 06/01/2045	530,293	562,116
3.00%, 10/01/2045	4,116,240	4,385,877
3.00%, 10/01/2046	6,706,237	7,053,989
3.00%, 10/01/2046	18,304,486	19,736,025
3.00%, 03/01/2047	1,355,576	1,423,724
3.00%, 05/01/2047	13,900,167	14,901,719
3.50%, 01/01/2027	129,978	137,690
3.50%, 01/01/2032	432,344	467,313
3.50%, 03/01/2032	172,966	186,829
3.50%, 02/01/2033	148,623	159,773
3.50%, 05/01/2033	194,957	209,570
3.50%, 05/01/2033	571,389	613,090
3.50%, 01/01/2034	6,262,896	6,767,162
3.50%, 11/01/2037	2,217,517	2,352,809
3.50%, 05/01/2042	750,560	813,536
3.50%, 06/01/2042	360,095	389,687
3.50%, 06/01/2042	2,271,338	2,466,953
3.50%, 08/01/2042	630,415	680,869
3.50%, 09/01/2042	2,691,508	2,920,891
3.50%, 09/01/2042	4,524,452	4,894,430
3.50%, 10/01/2042	2,177,274	2,362,398
3.50%, 10/01/2042	9,543,839	10,425,443
3.50%, 11/01/2042	91,349	99,281
3.50%, 11/01/2042	927,154	1,005,699
3.50%, 11/01/2042	2,518,014	2,730,087
3.50%, 12/01/2042	2,758,984	2,986,127
3.50%, 01/01/2043	6,308,955	6,829,394
3.50%, 03/01/2043	659,064	714,208
3.50%, 05/01/2043	254,402	276,364
3.50%, 05/01/2043	3,628,481	3,927,587
3.50%, 06/01/2043	765,162	830,967
3.50%, 06/01/2043	1,331,124	1,441,476
3.50%, 07/01/2043	467,098	506,896
3.50%, 10/01/2043	192,247	208,039
3.50%, 05/01/2044	12,822,533	14,143,820
3.50%, 01/01/2045	10,916,401	11,917,497
3.50%, 06/01/2045	1,238,089	1,340,703
3.50%, 08/01/2045	3,889,249	4,178,031
3.50%, 12/01/2045	4,022,712	4,293,514
3.50%, 01/01/2046	686,361	742,063
3.50%, 01/01/2046	7,603,174	8,272,948
3.50%, 05/01/2046	2,614,402	2,788,146
3.50%, 07/01/2046	1,727,506	1,846,842
3.50%, 07/01/2046	3,329,903	3,554,467
3.50%, 08/01/2046	6,288,984	6,929,985
3.50%, 08/01/2046	7,798,859	8,441,773
3.50%, 12/01/2046	456,221	485,392
3.50%, 12/01/2046	7,062,264	7,652,793
3.50%, 01/01/2047	3,033,999	3,229,023
3.50%, 10/01/2047	9,275,326	9,817,041
3.50%, 01/01/2048	5,591,229	5,944,612
3.50%, 03/01/2048	5,299,933	5,690,592
4.00%, 08/01/2040	434,057	473,986
4.00%, 09/01/2040	547,382	600,882
4.00%, 11/01/2040	31,317	34,581
4.00%, 11/01/2040	1,451,787	1,579,794
4.00%, 12/01/2040	340,875	376,347
4.00%, 12/01/2040	743,540	819,546
4.00%, 12/01/2040	912,698	1,007,211
4.00%, 12/01/2040	1,060,474	1,168,248
4.00%, 12/01/2040	1,110,095	1,222,407
4.00%, 01/01/2041	621,995	682,328
4.00%, 01/01/2041	1,243,616	1,372,133
4.00%, 10/01/2041	3,369,672	3,714,909
4.00%, 11/01/2041	9,622	10,568
4.00%, 01/01/2042	181,710	200,447
4.00%, 05/01/2042	12,576	13,876
4.00%, 06/01/2042	1,584,363	1,736,277
4.00%, 10/01/2042	41,951	44,007
4.00%, 01/01/2043	209,048	229,142
4.00%, 06/01/2043	15,591	16,738
4.00%, 09/01/2043	132,401	146,317
4.00%, 09/01/2043	5,629,177	6,216,916
4.00%, 11/01/2043	65,893	72,438
4.00%, 11/01/2043	133,299	146,332

4.00%, 12/01/2043	184,111	203,109
4.00%, 12/01/2043	678,107	736,495
4.00%, 12/01/2043	1,273,201	1,397,358
4.00%, 01/01/2044	111,137	121,537
4.00%, 01/01/2044	398,404	437,512
4.00%, 03/01/2044	2,132,455	2,341,412
4.00%, 05/01/2044	88,067	96,134
4.00%, 10/01/2044	6,000,743	6,593,217
4.00%, 01/01/2045	346,414	378,349
4.00%, 10/01/2045	480,228	520,618
4.00%, 10/01/2045	6,434,776	7,001,817
4.00%, 11/01/2045	9,654,578	10,503,872
4.00%, 12/01/2045	1,114,365	1,217,151
4.00%, 01/01/2046	3,239,501	3,550,661
4.00%, 02/01/2046	1,903,304	2,090,082
4.00%, 05/01/2046	255,426	277,013
4.00%, 06/01/2046	8,795,197	9,592,176
4.00%, 08/01/2046	2,285,041	2,491,934
4.00%, 01/01/2047	11,421,106	12,716,011
4.00%, 04/01/2047	441,810	484,944
4.00%, 06/01/2047	4,254,988	4,565,309
4.00%, 09/01/2047	6,080,779	6,686,438
4.50%, 11/01/2035	10,174	11,322
4.50%, 07/01/2039	162,526	182,450
4.50%, 10/01/2039	1,255,209	1,408,350
4.50%, 11/01/2039	1,434,612	1,609,916
4.50%, 11/01/2039	1,949,654	2,187,296
4.50%, 05/01/2040	684,980	768,524
4.50%, 08/01/2040	311,900	350,240
4.50%, 09/01/2040	249,623	280,934
4.50%, 09/01/2040	985,483	1,101,642
4.50%, 03/01/2041	198,987	223,431
4.50%, 05/01/2041	1,552,277	1,747,166
4.50%, 08/01/2041	530,014	596,918
4.50%, 12/01/2043	5,655,835	6,362,287
4.50%, 03/01/2044	495,812	554,737
4.50%, 05/01/2044	751,404	840,497
4.50%, 07/01/2044	23,460	25,436
4.50%, 07/01/2044	233,087	259,327
4.50%, 09/01/2044	1,522,086	1,698,283
4.50%, 09/01/2046	3,220,946	3,538,117
4.50%, 10/01/2046	2,639,780	2,898,814
4.50%, 11/01/2046	10,445,906	11,746,390
4.50%, 03/01/2047	881,920	979,177
4.50%, 07/01/2047	1,339,492	1,458,380
4.50%, 07/01/2047	2,571,981	2,816,502
4.50%, 11/01/2047	1,006,813	1,094,913
4.50%, 09/01/2048	294,311	318,911
5.00%, 01/01/2034	23,183	26,689
5.00%, 06/01/2034	66,712	76,565
5.00%, 09/01/2034	71,345	82,215
5.00%, 03/01/2035	19,652	21,661
5.00%, 08/01/2035	1,001,610	1,145,157
5.00%, 03/01/2036	2,138,384	2,460,027
5.00%, 07/01/2036	2,021	2,325
5.00%, 11/01/2036	58,792	67,619
5.00%, 03/01/2037	161,100	185,674
5.00%, 06/01/2037	176,285	202,926
5.00%, 08/01/2037	168,375	193,881
5.00%, 02/01/2038	220,411	253,249
5.00%, 03/01/2038	53,071	61,087
5.00%, 03/01/2038	187,816	216,290
5.00%, 03/01/2038	207,394	238,568
5.00%, 03/01/2038	235,488	270,990
5.00%, 04/01/2038	132,138	151,883
5.00%, 09/01/2038	25,402	29,217
5.00%, 09/01/2038	147,113	169,212
5.00%, 11/01/2038	1,091	1,255
5.00%, 11/01/2038	53,803	61,708
5.00%, 12/01/2038	548	629
5.00%, 12/01/2038	174,975	201,293
5.00%, 02/01/2039	362,118	416,555
5.00%, 05/01/2039	6,735	7,779
5.00%, 10/01/2039	401,093	461,463
5.00%, 01/01/2040	101,567	116,947
5.00%, 03/01/2040	164,728	189,046
5.00%, 03/01/2040	1,860,474	2,143,997
5.00%, 08/01/2040	257,441	296,704
5.00%, 04/01/2041	681,353	779,516
5.00%, 06/01/2041	339,311	390,108
5.00%, 12/01/2047	4,121,459	4,546,866
5.00%, 02/01/2048	1,574,476	1,742,715

5.50%, 02/01/2024	2,471	2,554
5.50%, 01/01/2033	38,664	44,322
5.50%, 10/01/2033	33,821	39,817
5.50%, 07/01/2035	64,731	75,877
5.50%, 01/01/2036	15,046	17,645
5.50%, 12/01/2036	29,145	33,914
5.50%, 05/01/2038	46,921	54,337
5.50%, 08/01/2038	59,884	69,648
5.50%, 01/01/2039	2,239,727	2,637,617
5.50%, 03/01/2040	21,431	24,735
5.50%, 05/01/2040	1,497,256	1,736,614
5.50%, 08/01/2040	617,080	714,492
6.00%, 07/01/2021	9	9
6.00%, 07/01/2021	282	283
6.00%, 03/01/2022	7	7
6.00%, 10/01/2029	8,862	9,981
6.00%, 12/01/2033	11,090	12,412
6.00%, 01/01/2034	6,071	6,391
6.00%, 01/01/2034	24,519	28,993
6.00%, 11/01/2036	8,760	9,763
6.00%, 12/01/2036	5,813	6,799
6.00%, 12/01/2036	13,963	16,537
6.50%, 03/01/2022	366	369
6.50%, 01/01/2028	26,789	29,397
6.50%, 06/01/2029	9,608	10,769
6.50%, 08/01/2029	75,956	88,260
6.50%, 11/01/2034	6,058	7,196
6.50%, 01/01/2035	81,792	92,385
6.50%, 12/01/2035	11,233	11,774
6.50%, 12/01/2035	50,337	57,921
6.50%, 11/01/2036	16,524	19,123
6.50%, 11/01/2036	104,766	118,476
6.50%, 11/01/2036	166,656	195,037
6.50%, 12/01/2036	85,970	102,562
6.50%, 12/01/2036	197,438	229,387
6.50%, 01/01/2037	6,037	6,258
6.50%, 01/01/2037	16,595	18,872
6.50%, 02/01/2037	8,294	8,647
6.50%, 06/01/2037	5,350	5,600
6.50%, 11/01/2037	39,743	48,758
6.50%, 03/01/2038	44,794	52,353
7.00%, 04/01/2026	800	891
7.00%, 12/01/2028	31,463	35,701
7.00%, 07/01/2029	845	950
7.00%, 01/01/2031	27,434	31,224
7.00%, 07/01/2032	2,978	3,412
7.00%, 08/01/2032	4,090	4,830
7.00%, 02/01/2037	6,637	7,933
7.50%, 08/01/2025	696	760
7.50%, 01/01/2032	69,153	78,350
7.50%, 12/01/2036	226,303	257,423
7.50%, 01/01/2038	34,105	42,350
7.50%, 01/01/2038	58,277	67,547
7.50%, 09/01/2038	26,085	30,797
8.00%, 08/01/2024	348	380
8.00%, 11/01/2024	245	264
8.50%, 07/01/2028	1,886	2,157
10.00%, 03/17/2026	46	46
10.00%, 10/01/2030	7,146	7,729
Freddie Mac Multifamily Structured Pass Through Certificates
0.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022(2)	127,729	127,878
0.93%, 10/25/2022(4)	20,643,297	278,092
1.49%, 05/25/2022(4)	48,781,058	875,986
1.50%, 03/25/2026(4)	27,271,218	1,753,100
1.64%, 01/25/2030	1,890,000	1,977,088
2.31%, 12/25/2022	4,183,790	4,338,722
2.36%, 08/25/2022	1,766,679	1,801,114
2.52%, 01/25/2023	1,887,036	1,946,415
2.57%, 07/25/2026	10,075,000	11,059,972
2.77%, 05/25/2025	4,250,000	4,609,085
2.81%, 09/25/2024	6,287,000	6,721,278
2.84%, 09/25/2022	1,516,581	1,570,855
2.86%, 08/25/2022	4,195,605	4,327,787
2.91%, 04/25/2024	9,211,440	9,853,881
3.04%, 07/25/2024	10,000,000	10,855,102
3.07%, 08/25/2022	1,665,380	1,714,485
3.08%, 01/25/2031	4,126,000	4,734,439
3.10%, 02/25/2024(4)	11,250,000	12,122,788
3.11%, 02/25/2023	13,450,000	14,180,907
3.12%, 06/25/2027	4,263,000	4,830,512
3.17%, 09/25/2026(4)	9,915,000	11,145,739
3.19%, 09/25/2027(4)	17,996,000	20,656,934

3.22%, 03/25/2027	8,625,000	9,845,214
3.24%, 04/25/2027	7,030,000	8,037,593
3.24%, 08/25/2027	2,846,000	3,272,214
3.25%, 09/25/2027(4)	4,900,000	5,597,550
3.30%, 11/25/2027(4)	4,589,000	5,278,637
3.32%, 02/25/2023	5,550,000	5,884,512
3.33%, 05/25/2027	1,779,000	2,038,807
3.33%, 08/25/2025(4)	10,000,000	11,214,809
3.34%, 04/25/2028(4)	3,315,000	3,752,011
3.35%, 01/25/2028	5,167,000	5,975,185
3.36%, 11/25/2027(4)	18,922,000	21,801,211
3.36%, 12/25/2026(4)	27,000,000	30,385,503
3.39%, 03/25/2024	4,286,000	4,664,729
3.41%, 12/25/2026	15,125,000	17,402,435
3.49%, 01/25/2024	18,300,000	19,877,074
3.51%, 03/25/2029	2,527,000	2,984,480
3.51%, 01/25/2027(4)	23,250,000	26,873,622
3.76%, 01/25/2029(4)	11,600,000	13,855,063
3.85%, 05/25/2028(4)	3,550,000	4,229,394
3.85%, 05/25/2028(4)	6,340,000	7,556,792
3.85%, 06/25/2028	7,875,000	9,393,649
3.90%, 04/25/2028	8,575,000	10,266,429
3.90%, 10/25/2033(4)	6,500,000	8,173,070
3.92%, 12/25/2028(4)	4,100,000	4,938,906
3.92%, 09/25/2028(4)	10,000,000	12,067,822
3.99%, 05/25/2033(4)	16,700,000	20,752,529
4.03%, 10/25/2028(4)	5,600,000	6,817,452
4.06%, 10/25/2028	9,600,000	11,582,512
Freddie Mac Non Gold Pool
2.06% (6 Month LIBOR USD + 1.68%, 1.68% Floor, 13.14% Cap), 08/01/2036(2)	124,258	129,319
2.15% (6 Month LIBOR USD + 1.71%, 1.71% Floor, 12.78% Cap), 08/01/2036(2)	38,604	40,236
2.29% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	5,807	5,825
2.38% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,300	5,316
2.48% (6 Month LIBOR USD + 1.75%, 1.76% Floor, 12.56% Cap), 07/01/2036(2)	33,580	35,081
2.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	2,897	2,908
2.50% (6 Month LIBOR USD + 1.63%, 1.63% Floor, 11.75% Cap), 08/01/2036(2)	1,786	1,796
2.55% (6 Month LIBOR USD + 1.93%, 1.94% Floor, 12.42% Cap), 03/01/2037(2)	94,078	98,966
2.57% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	27,950	28,601
2.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.86% Cap), 07/01/2036(2)	18,235	19,242
2.65% (1 Year LIBOR USD + 1.75%, 1.74% Floor, 11.44% Cap), 09/01/2036(2)	49,464	51,981
2.71% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	11,850	11,999
2.76% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.34% Cap), 10/01/2036(2)	39,518	40,209
2.81% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 11.85% Cap), 12/01/2035(2)	18,278	18,584
3.00% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.98% Cap), 12/01/2036(2)	147,208	154,505
3.01% (6 Month LIBOR USD + 1.54%, 1.54% Floor, 11.81% Cap), 05/01/2037(2)	60,802	63,066
3.04% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.68% Cap), 01/01/2037(2)	14,090	14,187
3.11% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.10% Cap), 10/01/2036(2)	72,563	75,786
3.16% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,561	13,648
3.21% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.20% Cap), 07/01/2036(2)	29,341	30,966
3.22% (6 Month LIBOR USD + 1.81%, 1.81% Floor, 12.46% Cap), 10/01/2036(2)	34,653	36,305
3.23% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	46,224	48,957
3.24% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.19% Cap), 11/01/2036(2)	94,741	100,156
3.24% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.09% Cap), 07/01/2040(2)	31,189	32,589
3.25% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.42% Cap), 11/01/2036(2)	35,489	36,108
3.33% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.11% Cap), 12/01/2036(2)	158,726	165,731
3.34% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.04% Cap), 09/01/2036(2)	102,223	108,151
3.37% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.46% Cap), 05/01/2037(2)	47,876	48,272
3.47% (1 Year LIBOR USD + 1.71%, 1.71% Floor, 10.10% Cap), 02/01/2036(2)	10,762	11,296
3.47% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.14% Cap), 05/01/2037(2)	20,769	21,946
3.51% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.94% Cap), 06/01/2036(2)	156,627	166,096
3.54% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(2)	61,100	61,505
3.57% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.64% Cap), 09/01/2034(2)	70,594	74,655
3.58% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.97% Cap), 02/01/2036(2)	44,096	46,548
3.60% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	23,897	24,140
3.64% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(2)	16,273	16,676
3.68% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(2)	12,621	12,874
3.70% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	9,041	9,493
3.70% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.29% Cap), 05/01/2033(2)	83,356	87,768
3.71% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 10.89% Cap), 05/01/2037(2)	3,288	3,321
3.74% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.83% Cap), 04/01/2030(2)	1,004	1,007
3.75% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.83% Cap), 11/01/2036(2)	28,249	29,638
3.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.55% Cap), 05/01/2036(2)	38,722	41,102
3.77% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.95% Cap), 11/01/2036(2)	42,975	44,931
3.77% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.18% Cap), 01/01/2027(2)	2,939	2,949
3.78% (1 Year LIBOR USD + 1.87%, 1.86% Floor, 10.67% Cap), 05/01/2038(2)	16,558	16,681
3.82% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)	4,260	4,281
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.03% Cap), 01/01/2035(2)	38,697	40,895
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.09% Cap), 01/01/2035(2)	98,533	104,092
3.88% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,380	4,405
3.89% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.97% Cap), 02/01/2037(2)	31,276	31,446
3.91% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 11.12% Cap), 12/01/2036(2)	45,443	47,609
3.91% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,701	1,708

3.92% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 10.89% Cap), 01/01/2037(2)	31,573	32,240
3.93% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	38,388	41,159
3.95% (1 Year LIBOR USD + 2.05%, 2.05% Floor, 10.98% Cap), 04/01/2038(2)	37,410	39,837
3.98% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	27,300	27,589
3.98% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	20,383	20,771
4.03% (1 Year LIBOR USD + 2.04%, 2.05% Floor, 11.04% Cap), 05/01/2037(2)	66,037	67,065
4.04% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.71% Cap), 03/01/2036(2)	55,515	59,135
4.07% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.25% Cap), 09/01/2032(2)	3,476	3,491
4.10% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.19% Cap), 12/01/2036(2)	1,901	1,916
4.13% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 11.01% Cap), 05/01/2036(2)	9,620	10,376
4.20% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.85% Cap), 03/01/2036(2)	38,876	41,506
4.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	40,046	40,543
4.36% (1 Year LIBOR USD + 2.36%, 2.36% Floor, 10.68% Cap), 02/01/2037(2)	5,576	5,597
4.52% (1 Year LIBOR USD + 2.44%, 2.45% Floor, 11.79% Cap), 03/01/2037(2)	6,943	7,061
Freddie Mac Pool
2.50%, 09/01/2050	1,018,304	1,075,394
2.50%, 10/01/2050	9,470,000	9,961,051
3.00%, 12/01/2034	299,201	320,979
3.00%, 01/01/2046	12,383,005	13,585,886
3.00%, 02/01/2047	2,122,472	2,285,313
3.00%, 08/01/2048	3,719,288	3,950,961
3.00%, 10/01/2049	3,296,961	3,496,232
3.00%, 12/01/2049	793,386	846,030
3.00%, 01/01/2050	2,236,543	2,386,382
3.00%, 01/01/2050	3,831,039	4,064,818
3.00%, 03/01/2050	6,172,926	6,648,601
3.00%, 06/01/2050	1,164,506	1,220,031
3.00%, 06/01/2050	10,742,213	11,496,525
3.50%, 02/01/2042	2,048,100	2,214,452
3.50%, 08/01/2042	1,839,653	1,994,179
3.50%, 07/01/2045	8,822,178	9,548,024
3.50%, 07/01/2046	417,474	446,169
3.50%, 10/01/2046	9,848,536	10,669,347
3.50%, 06/01/2047	424,508	458,903
3.50%, 10/01/2047	394,285	424,035
3.50%, 01/01/2048	1,345,366	1,430,014
3.50%, 03/01/2048	395,627	425,828
3.50%, 03/01/2048	7,819,515	8,393,687
3.50%, 10/01/2049	3,358,149	3,538,611
4.00%, 12/01/2044	3,495,671	3,857,681
4.00%, 12/01/2045	376,913	411,598
4.00%, 02/01/2046	8,862,297	9,760,536
4.00%, 04/01/2047	683,496	743,780
4.00%, 05/01/2047	4,384,311	4,796,874
4.00%, 01/01/2048	236,406	256,620
4.00%, 06/01/2048	202,251	223,466
4.50%, 12/01/2045	1,030,862	1,154,188
4.50%, 06/01/2048	6,682,924	7,408,176
4.50%, 09/01/2048	319,948	346,602
4.50%, 11/01/2048	4,691,629	5,075,399
5.00%, 12/01/2049	5,180,970	5,872,906
Freddie Mac Pool UMBS P#QA4675
3.00%, 11/01/2049	2,030,523	2,153,246
Freddie Mac Pool UMBS P#QA9949
3.00%, 04/01/2050	762,290	818,271
Freddie Mac Pool UMBS P#RB5085
2.00%, 11/01/2040	11,930,000	12,339,674
Freddie Mac Pool UMBS P#SD0268
4.00%, 03/01/2046	2,799,875	3,075,521
Freddie Mac Pool UMBS P#ZM2487
3.50%, 01/01/2047	3,793,106	4,142,244
Freddie Mac PoolL UMBS P#QA6370
3.00%, 01/01/2050	2,555,393	2,701,821
Freddie Mac Reference REMIC
6.00%, 04/15/2036	262,480	314,831
6.00%, 05/15/2036	349,539	417,633
Freddie Mac REMICS
0.00% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023(2)	3,143	3,094
0.00%, 02/15/2024	1,309	1,293
0.00%, 02/15/2024	5,776	5,743
0.00% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024(2)	206	203
0.00%, 05/15/2024	2,472	2,451
0.00%, 09/15/2032	905,573	850,912
0.00%, 12/15/2032	17,113	16,226
0.00%, 07/15/2034	92,915	88,641
0.00%, 02/15/2035	28,630	26,649
0.00%, 04/15/2035	38,384	37,428
0.00%, 08/15/2035	6,687	6,078
0.00%, 09/15/2035	18,076	17,849
0.00%, 02/15/2036	19,565	18,609
0.00%, 02/15/2036	20,800	19,692
0.00%, 02/15/2036	23,781	22,424

0.00%, 02/15/2036	60,886	60,231
0.00%, 03/15/2036	5,567	5,378
0.00%, 03/15/2036	34,909	34,534
0.00%, 03/15/2036	37,562	35,375
0.00%, 04/15/2036	28,969	28,376
0.00%, 04/15/2036	56,886	52,550
0.00%, 04/15/2036	71,901	71,132
0.00%, 04/15/2036	104,371	99,294
0.00%, 05/15/2036	8,271	7,775
0.00%, 05/15/2036	13,689	11,761
0.00%, 05/15/2036	32,012	30,321
0.00%, 05/15/2036	45,069	41,542
0.00%, 06/15/2036	74,592	73,606
0.00%, 07/15/2036	21,161	20,159
0.00%, 08/15/2036	29,719	28,401
0.00%, 09/15/2036	13,924	12,083
0.00%, 09/15/2036	17,595	16,259
0.00%, 10/15/2036	35,334	33,566
0.00%, 12/15/2036	17,849	16,782
0.00%, 01/15/2037	18,682	17,498
0.00%, 02/15/2037	4,987	4,819
0.00%, 02/15/2037	51,737	50,904
0.00%, 03/15/2037	7,444	6,944
0.00%, 04/15/2037	19,248	18,000
0.00%, 05/15/2037	1,171	1,113
0.00%, 05/15/2037	34,496	31,650
0.00%, 05/15/2037	194,820	182,234
0.00%, 06/15/2037	3,624	3,384
0.00%, 06/15/2037	19,309	18,445
0.00%, 07/15/2037	269,247	247,000
0.00%, 09/15/2037	27,036	24,955
0.00%, 10/15/2039	95,559	89,202
0.00%, 01/15/2040	84,460	80,222
0.00%, 10/15/2049	306,811	300,990
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035(2)	63,503	63,548
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035(2)	47,018	47,293
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039(2)	212,304	212,774
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041(2)	531,765	533,352
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042(2)	571,815	571,945
0.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037(2)	586,735	586,751
0.59% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037(2)	36,903	37,138
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036(2)	211,397	211,883
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039(2)	106,876	107,001
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039(2)	23,855	23,885
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042(2)	1,731,396	1,741,783
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040(2)	88,669	89,012
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042(2)	685,187	690,392
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042(2)	320,082	322,759
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040(2)	946,199	950,749
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041(2)	749,798	753,783
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029(2)	10,540	10,606
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033(2)	145,125	145,456
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037(2)	13,616	13,787
0.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024(2)	546	547
0.83% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037(2)	525,676	534,630
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027(2)	372	374
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032(2)	35,113	35,687
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035(2)	46,272	47,124
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032(2)	53,622	54,222
1.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021(2)	2	2
1.30% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022(2)	662	662
1.30% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023(2)	4,268	4,302
1.35% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039(2)	22,043	22,314
1.68% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023(2)	117	118
2.15% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023(2)	172	175
2.37% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034(2)	36,431	39,253
2.63%, 02/15/2039(4)	53,014	54,906
2.86%, 01/15/2040(4)	497,321	25,488
3.00%, 08/15/2033	495,000	538,594
3.00%, 06/15/2043	206,000	230,334
3.00%, 12/15/2047	2,527,874	2,669,822
3.50%, 01/15/2026	1,207,450	1,269,348
3.50%, 08/15/2039	251,255	256,834
3.50%, 01/15/2042	1,700,000	1,910,564
3.50%, 06/15/2048	2,328,354	2,370,255
3.50%, 10/15/2053	5,259,557	5,547,974
3.75%, 02/15/2046(1)	80,949	81,102
4.00%, 12/15/2024	121,566	127,468
4.00%, 11/15/2029	39,401	560
4.00%, 11/15/2041	434,755	484,753
4.00%, 12/15/2041	269,071	301,348
4.00%, 12/15/2043	1,500,000	1,521,297

4.50%, 06/15/2025	416,400	441,421
4.50%, 07/15/2039	338,863	359,119
4.50%, 12/15/2039	2,789,379	3,129,319
4.50%, 05/15/2041	838,036	943,405
4.50%, 09/15/2043	1,000,000	1,278,010
4.59% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022(2)(8)	739	766
5.00%, 03/15/2022	16	16
5.00%, 05/15/2023	6,633	6,873
5.00%, 11/15/2023	95,248	99,706
5.00%, 12/15/2023	9,890	10,349
5.00%, 12/15/2024	29,336	31,464
5.00%, 04/15/2030	702,000	817,724
5.00%, 07/15/2033	371,952	414,518
5.00%, 01/15/2034	225,059	260,634
5.00%, 10/15/2039	177,467	12,765
5.00%, 12/15/2040	1,058,543	1,166,888
5.00%, 05/15/2041	1,352,563	1,641,221
5.50%, 10/15/2022	17,442	18,066
5.50%, 12/15/2022	5,284	5,427
5.50%, 03/15/2023	67,506	70,576
5.50%, 04/15/2023	79,388	83,172
5.50%, 11/15/2023	19,755	20,529
5.50%, 02/15/2034	2,366	2,513
5.50%, 08/15/2036	48,170	56,284
5.50%, 08/15/2036	135,098	158,612
5.50%, 03/15/2038	372,385	435,607
5.50%, 05/15/2038	23,699	27,047
5.50%, 01/15/2039	151,548	176,715
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041(2)(8)	193,175	215,711
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041(2)(8)	534,105	591,254
5.60%, 06/15/2023	14,791	15,469
5.69%, 10/15/2038(4)	91,885	105,128
5.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038(2)(8)	194,629	38,623
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038(2)(8)	258,464	53,366
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039(2)(8)	78,177	14,430
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	263,314	48,597
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	344,607	53,968
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039(2)(8)	14,613	2,540
5.99% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037(2)(8)	30,284	6,111
6.00%, 11/15/2023	8,488	8,986
6.00%, 06/15/2024	10,215	10,941
6.00%, 05/15/2027	11,015	12,043
6.00%, 07/15/2028	7,317	8,238
6.00%, 09/15/2028	5,027	5,694
6.00%, 11/15/2028	23,575	26,662
6.00%, 12/15/2028	44,056	49,877
6.00%, 01/15/2029	61,435	69,832
6.00%, 02/15/2029	13,511	14,845
6.00%, 07/15/2031	9,010	10,506
6.00%, 09/15/2032	32,254	37,823
6.00%, 12/15/2032	35,118	40,823
6.00%, 12/15/2032	66,109	75,760
6.00%, 01/15/2033	40,913	48,272
6.00%, 02/15/2033	38,488	45,597
6.00%, 02/15/2033	164,213	191,702
6.00%, 03/15/2033	27,178	30,570
6.00%, 05/15/2034	109,668	122,969
6.00%, 04/15/2035	1,057,000	1,222,354
6.00%, 01/15/2036	104,117	124,744
6.00%, 03/15/2036	2,663	4,065
6.00%, 04/15/2036	56,825	12,160
6.00%, 04/15/2036	67,970	81,092
6.00%, 04/15/2036	569,595	680,036
6.00%, 06/15/2036	13,823	15,124
6.00%, 02/15/2037	32,343	36,581
6.00%, 04/15/2037	52,478	62,101
6.00%, 05/15/2037	53,583	61,373
6.00%, 06/15/2038	13,050	15,277
6.00%, 06/15/2038	303,847	351,698
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038(2)(8)	107,034	19,558
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039(2)(8)	80,680	15,357
6.15% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039(2)(8)	93,064	8,548
6.25%, 10/15/2023	3,080	3,265
6.25%, 08/15/2028	27,495	30,729
6.25%, 02/15/2029	63,817	71,313
6.27% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037(2)(8)	200,809	38,554
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037(2)(8)	52,551	10,693
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037(2)(8)	127,967	28,162
6.38%, 02/15/2032	13,093	14,336
6.45% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037(2)(8)	37,419	7,326
6.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036(2)(8)	448,071	98,164
6.50%, 09/15/2023	21,087	22,531

6.50%, 12/15/2023	5,320	5,686
6.50%, 12/15/2023	6,339	6,740
6.50%, 03/15/2026	1,387	1,483
6.50%, 07/15/2026	10,666	11,401
6.50%, 01/15/2027	8,593	9,601
6.50%, 12/15/2027	6,561	7,399
6.50%, 06/15/2028	12,942	14,616
6.50%, 08/15/2028	25,683	29,341
6.50%, 05/15/2031	4,221	4,867
6.50%, 08/15/2031	9,969	11,747
6.50%, 08/15/2031	12,413	14,211
6.50%, 08/15/2031	14,536	17,348
6.50%, 08/15/2031	138,373	161,170
6.50%, 10/15/2031	13,271	14,941
6.50%, 01/15/2032	17,441	20,536
6.50%, 01/15/2032	20,086	23,694
6.50%, 02/15/2032	23,000	27,138
6.50%, 02/15/2032	27,682	32,628
6.50%, 03/15/2032	36,842	41,707
6.50%, 03/15/2032	35,981	42,894
6.50%, 04/15/2032	8,446	9,965
6.50%, 04/15/2032	60,978	71,782
6.50%, 04/15/2032	75,476	85,148
6.50%, 05/15/2032	25,431	29,855
6.50%, 06/15/2032	15,792	17,817
6.50%, 06/15/2032	22,955	26,149
6.50%, 06/15/2032	29,567	34,846
6.50%, 07/15/2032	29,703	33,901
6.50%, 07/15/2032	35,864	43,259
6.50%, 03/15/2033	17,786	3,508
6.50%, 07/15/2036	61,733	71,545
6.50%, 07/15/2036	80,201	94,205
6.55% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036(2)(8)	46,290	9,756
6.65% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038(2)(8)	123,512	29,325
6.72% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033(2)(8)	462	552
6.91%, 11/15/2021(4)	3,665	3,710
6.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036(2)(8)	7,207	1,310
7.00%, 05/15/2021	295	298
7.00%, 03/15/2022	138	142
7.00%, 05/15/2022	249	257
7.00%, 04/15/2023	6,755	7,114
7.00%, 05/15/2023	786	833
7.00%, 09/15/2023	5,245	5,589
7.00%, 01/15/2024	3,004	3,215
7.00%, 02/15/2024	1,605	1,696
7.00%, 03/15/2024	2,699	2,887
7.00%, 03/15/2024	15,787	16,859
7.00%, 03/15/2028	8,137	1,220
7.00%, 06/15/2028	1,590	1,848
7.00%, 10/15/2028	10,405	1,054
7.00%, 04/15/2029	882	87
7.00%, 06/15/2029	54,213	62,808
7.00%, 07/15/2029	30,741	36,169
7.00%, 08/15/2029	13,503	15,824
7.00%, 01/15/2030	27,144	32,163
7.00%, 10/15/2030	19,096	22,677
7.00%, 03/15/2031	11,393	13,521
7.00%, 06/15/2031	9,556	11,429
7.00%, 07/15/2031	22,831	27,226
7.00%, 03/15/2032	20,792	24,843
7.00%, 03/15/2032	25,459	30,569
7.00%, 04/15/2032	12,978	14,930
7.00%, 04/15/2032	44,741	53,378
7.00%, 05/15/2032	24,085	29,153
7.00%, 12/15/2036	1,073,782	1,311,919
7.25%, 07/15/2027	625	718
7.25%, 09/15/2030	14,802	17,812
7.25%, 12/15/2030	19,382	23,162
7.39%, 11/15/2046(4)	518,918	618,145
7.50%, 08/15/2022	376	394
7.50%, 02/15/2023	6,422	6,778
7.50%, 04/15/2023	1,310	1,387
7.50%, 04/15/2024	9,346	9,983
7.50%, 08/15/2024	3,756	4,110
7.50%, 09/15/2026	1,979	2,234
7.50%, 01/15/2027	5,214	6,000
7.50%, 01/15/2027	14,151	16,197
7.50%, 09/15/2027	4,766	5,580
7.50%, 03/15/2028	24,331	28,392
7.50%, 05/15/2028	8,665	10,020
7.50%, 06/15/2029	4,280	459
7.50%, 11/15/2029	73	87

7.50%, 05/15/2030	6,344	7,627
7.50%, 08/15/2030	6,096	7,229
7.50%, 10/15/2030	1,694	2,052
7.50%, 11/15/2036	463,112	570,131
7.50%, 12/15/2036	383,399	478,346
7.80% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032(2)(8)	23,232	4,786
7.85% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032(2)(8)	55,368	11,280
7.85% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032(2)(8)	15,155	3,070
7.87% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033(2)(8)	480,028	569,239
8.00%, 08/15/2022	944	989
8.00%, 09/15/2026	5,373	6,218
8.00%, 11/15/2029	11,144	12,839
8.00%, 01/15/2030	7,302	8,739
8.00%, 01/15/2030	26,164	31,723
8.00%, 03/15/2030	6,085	7,355
8.00%, 04/15/2030	8,623	10,324
8.45% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023(2)(8)	4,806	5,096
8.50% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032(2)(8)	11,944	2,561
8.50%, 09/15/2021	385	397
8.50%, 06/15/2031	23,105	28,355
8.78% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023(2)(8)	2,937	3,174
9.00%, 04/15/2021	11	11
9.93% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024(2)(8)	5,918	734
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024(2)(8)	2,098	2,347
12.98% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033(2)(8)	21,819	29,268
14.48% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033(2)(8)	17,107	24,035
14.57% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033(2)(8)	63,226	84,864
15.80% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032(2)(8)	31,241	41,078
16.16% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033(2)(8)	8,618	12,094
16.49% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025(2)(8)	3,853	4,754
16.61% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035(2)(8)	1,313	1,810
16.99% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040(2)(8)	273,412	403,127
17.07% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038(2)(8)	9,979	13,107
18.23% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032(2)(8)	20,701	30,416
18.87% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024(2)	339	405
19.10% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032(2)(8)	28,679	45,502
19.24% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036(2)(8)	18,026	25,341
19.49% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035(2)(8)	29,712	45,672
22.22% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023(2)(8)	2,626	3,203
23.93% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034(2)(8)	31,737	40,284
24.01% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036(2)(8)	6,282	9,333
24.79% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023(2)(8)	660	772
27.36% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025(2)(8)	11,831	16,763
27.49% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035(2)(8)	35,702	55,212
28.50% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024(2)(8)	1,769	322
29.88% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029(2)(8)	1,624	2,683
32.99% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025(2)(8)	9,133	12,024
33.84% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023(2)(8)	2,321	3,162
44.54% (1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021(2)(8)	1	1
Freddie Mac REMICS SER 3443 CL SY V/R
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037(2)(8)	17,227	21,531
Freddie Mac Strips
0.00%, 04/01/2028	45,539	44,248
0.00%, 09/15/2043	745,020	679,045
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042(2)	1,096,939	1,113,754
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042(2)	1,807,958	1,819,248
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042(2)	934,268	951,147
3.00%, 08/15/2042	1,373,404	1,446,225
3.00%, 01/15/2043	332,067	351,719
3.50%, 07/15/2042	4,488,385	5,002,686
4.50%, 11/15/2020(10)	2	–
5.00%, 09/15/2035	84,875	15,836
5.00%, 09/15/2035	100,030	17,443
5.00%, 09/15/2035	160,140	27,622
7.55% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036(2)(8)	291,754	73,735
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043	18,278	16,182
0.00%, 09/25/2043	19,951	17,432
0.00%, 10/25/2043	23,520	18,542
1.77%, 10/25/2037(4)	1,055,319	1,134,158
2.22% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044(2)	413,347	425,148
4.82%, 07/25/2033(4)	152,981	171,900
5.23%, 05/25/2043	486,701	565,067
5.26%, 07/25/2032(4)	51,324	58,401
6.50%, 02/25/2043	217,008	266,974
7.00%, 02/25/2043	70,428	87,328
7.00%, 10/25/2043	273,008	330,795
7.50%, 02/25/2042	207,191	256,339
7.50%, 08/25/2042(4)	36,460	48,994
7.50%, 07/25/2043	48,251	62,345
7.50%, 09/25/2043	261,002	312,970
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045(3)(4)	2,000,000	2,073,974

FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046(3)(4)	2,951,000	3,136,844
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047(3)(4)	2,273,000	2,467,062
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047(3)(4)	6,000,000	6,475,408
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048(3)(4)	3,510,000	3,805,172
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048(3)(4)	2,135,000	2,303,497
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048(3)(4)	4,000,000	4,188,597
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048(3)(4)	1,500,000	1,590,090
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022(3)(4)	4,000,000	4,085,400
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049(3)(4)	4,750,000	5,247,768
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049(3)(4)	2,450,000	2,673,782
FREMF 2016-K722 Mortgage Trust
3.98%, 07/25/2049(3)(4)	1,845,000	1,945,498
GCAT 2020-1 LLC
2.98%, 01/26/2060(1)(3)	2,075,582	2,041,473
Ginnie Mae
0.00%, 12/20/2032	3,361	3,360
0.00%, 02/17/2033	4,459	4,438
0.00%, 03/16/2033	5,972	5,905
0.00%, 06/16/2033	32,785	31,252
0.00%, 10/20/2033	4,859	4,720
0.00%, 06/20/2034	55,454	55,038
0.00%, 08/20/2035	129,941	123,142
0.00%, 10/20/2035	29,113	26,532
0.00%, 11/20/2035	40,679	38,673
0.00%, 03/20/2036	35,483	33,558
0.00%, 05/20/2036	49,968	49,428
0.00%, 07/20/2036	6,901	6,700
0.00%, 03/20/2037	107,584	103,919
0.00%, 04/16/2037	67,092	61,378
0.00%, 05/20/2037	10,362	9,777
0.00%, 06/16/2037	18,187	16,998
0.00%, 06/16/2037	177,830	170,389
0.00%, 09/20/2037	12,647	12,585
0.00%, 11/16/2037	185,488	177,616
0.00%, 01/20/2038	7,147	6,769
0.00%, 12/20/2040	460,513	438,639
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037(2)	51,104	51,056
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060(2)	959	956
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062(2)	4,531	4,514
0.47% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063(2)	905,872	903,837
0.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062(2)	1,782,014	1,777,968
0.56% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063(2)	778,060	777,763
0.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063(2)	207,605	207,552
0.58% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060(2)	10,240	10,233
0.59% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065(2)	3,048,261	3,049,665
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060(2)	18,957	18,952
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062(2)	377	378
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065(2)	1,381,389	1,382,240
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067(2)	2,632,678	2,633,897
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061(2)	442,135	442,572
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063(2)	236,890	237,119
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063(2)	1,947,595	1,949,341
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064(2)	2,852,798	2,855,629
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064(2)	3,503,702	3,508,693
0.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065(2)	510,513	511,315
0.63% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065(2)	1,589,429	1,589,878
0.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065(2)	3,330,847	3,325,105
0.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065(2)	6,570,009	6,582,168
0.63% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065(2)	4,905,377	4,914,912
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061(2)	1,470,788	1,473,511
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063(2)	12,404	12,421
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064(2)	2,048,220	2,053,842
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	1,604,496	1,608,817
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	2,050,428	2,055,989
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064(2)	2,487,286	2,491,369
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067(2)	5,537,109	5,551,311
0.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062(2)	1,676,589	1,679,578
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061(2)	5,908	5,914
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062(2)	1,199	1,201
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062(2)	19,459	19,479
0.71% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067(2)	5,558,436	5,586,436

0.73% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062(2)	33,660	33,713
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062(2)	9,838	9,886
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064(2)	2,640,371	2,653,219
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064(2)	3,020,634	3,032,744
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064(2)	4,835,479	4,866,948
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064(2)	1,249,222	1,256,066
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061(2)	23,897	24,025
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064(2)	2,397,438	2,409,861
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064(2)	4,685,392	4,711,163
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064(2)	2,027,705	2,038,204
0.84% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064(2)	2,481,722	2,505,806
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061(2)	23,435	23,589
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062(2)	825,810	832,880
0.98% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038(2)	298,623	303,852
1.65%, 01/20/2063	312,616	313,227
1.65%, 02/20/2063	307,581	308,284
1.65%, 04/20/2063	200,223	200,937
1.81% (1 Year LIBOR USD + 0.00%), 06/20/2067(2)	12,998,163	1,090,546
2.35% (1 Year LIBOR USD + 0.00%), 05/20/2067(2)	12,969,576	1,493,710
2.50%, 07/20/2047	3,861,171	4,053,743
2.50%, 10/01/2050(9)	60,560,000	63,583,268
2.50%, 11/01/2050(9)	27,000,000	28,298,320
3.00%, 12/20/2041	1,000,000	1,100,928
3.00%, 10/20/2045	1,200,345	1,290,237
3.00%, 02/20/2047	2,913,858	3,011,531
3.00%, 09/20/2047	1,848,802	1,978,783
3.00%, 11/20/2047	7,002,826	7,422,356
3.00%, 10/01/2049(9)	6,500,000	6,805,703
3.00%, 11/01/2049(9)	30,760,000	32,192,263
3.50%, 07/20/2046	3,693,903	3,844,112
3.50%, 09/20/2046	1,266,381	1,388,487
3.50%, 11/01/2049(9)	17,895,000	18,854,763
3.69%, 01/20/2042(4)	284,422	315,346
3.99%, 09/16/2042(4)	174,136	196,528
4.00%, 10/01/2050(9)	625,000	664,062
4.48%, 04/20/2043(4)	189,144	209,681
4.54%, 11/16/2041(4)	297,647	332,647
4.61%, 10/20/2041(4)	492,968	549,246
4.69%, 09/20/2041(4)	281,687	321,976
4.70%, 10/20/2042(4)	955,873	1,077,150
4.76%, 03/20/2048(4)	11,130,356	12,666,415
4.83%, 11/20/2042(4)	168,797	193,237
5.15%, 06/20/2040(4)	130,366	150,201
5.29%, 07/20/2060(4)	25,041	26,993
5.40%, 01/20/2039(4)	578,647	667,630
5.50%, 01/16/2033	309,582	335,947
5.50%, 04/20/2033	170,149	183,496
5.50%, 03/16/2034	2,453,502	2,716,631
5.50%, 07/20/2035	22,040	3,899
5.50%, 09/20/2035	120,185	136,646
5.50%, 10/16/2037	110,040	6,772
5.50%, 02/20/2038	24,518	2,002
5.50%, 05/20/2039	28,595	4,090
5.50%, 09/20/2039	317,000	391,376
5.50%, 10/20/2039	716,517	826,282
5.50%, 01/20/2038(4)	550,039	648,601
5.54% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038(2)(8)	173,302	23,918
5.56%, 10/20/2036	125,096	138,330
5.57%, 07/20/2040(4)	199,611	235,208
5.58%, 08/20/2038(4)	188,721	219,104
5.71%, 08/20/2034(4)	63,236	72,962
5.74% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038(2)(8)	163,065	29,380
5.75%, 02/20/2036	17,798	18,830
5.75%, 07/20/2038	110,436	119,168
5.79% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039(2)(8)	133,653	20,100
5.79% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039(2)(8)	128,435	18,634
5.82%, 10/20/2033(4)	116,927	132,255
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037(2)(8)	119,236	15,859
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038(2)(8)	999,721	177,108
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038(2)(8)	47,809	6,872
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038(2)(8)	97,087	9,096
5.86%, 02/20/2037(4)	42,446	49,197
5.87%, 12/20/2038(4)	464,915	543,337
5.88% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039(2)(8)	81,869	9,402
5.92% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034(2)(8)	173,046	856
5.92% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039(2)(8)	182,607	26,957
5.93% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039(2)(8)	334,266	68,476
5.94% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034(2)(8)	323,541	55,087
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039(2)(8)	76,463	9,605
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039(2)(8)	204,893	30,677
5.95%, 04/20/2037(4)	81,345	93,858
5.99% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038(2)(8)	133,817	17,561

6.00% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039(2)(8)	105,117	10,148
6.00%, 02/20/2029	67,871	67,865
6.00%, 11/20/2032	110,031	114,490
6.00%, 09/16/2033	97,985	112,025
6.00%, 06/20/2034	209,482	239,873
6.00%, 12/20/2035	43,755	6,937
6.00%, 06/20/2038	81,456	95,545
6.00%, 12/20/2038	24,965	1,243
6.00%, 05/20/2039	39,065	7,345
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037(2)(8)	120,705	20,828
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037(2)(8)	66,353	7,065
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	129,501	20,577
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	122,234	21,373
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038(2)(8)	38,764	6,552
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038(2)(8)	337,169	33,536
6.09% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037(2)(8)	103,135	11,030
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039(2)(8)	199,255	36,557
6.11%, 11/20/2038(4)	129,201	151,632
6.11% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039(2)(8)	237,994	39,364
6.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035(2)(8)	451,410	96,917
6.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038(2)(8)	161,223	549
6.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(8)	118,169	9,017
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038(2)(8)	519,115	100,752
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039(2)(8)	12,573	81
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039(2)(8)	258,643	48,904
6.32% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037(2)(8)	77,988	11,464
6.34% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036(2)(8)	4,891	317
6.34% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037(2)(8)	229,285	25,520
6.35% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037(2)(8)	131,490	26,103
6.39% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037(2)(8)	117,002	18,734
6.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037(2)(8)	109,654	16,173
6.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037(2)(8)	103,813	14,709
6.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037(2)(8)	155,822	23,634
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033(2)(8)	62,911	6,802
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033(2)(8)	63,065	7,760
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034(2)(8)	218,892	45,072
6.44% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041(2)(8)	250,735	45,386
6.48% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037(2)(8)	147,838	22,850
6.50%, 07/20/2032	55,655	55,651
6.50%, 01/20/2033	81,351	88,902
6.50%, 03/20/2033	45,675	50,815
6.50%, 03/20/2033	155,653	170,619
6.50%, 05/20/2033	60,598	69,327
6.50%, 07/20/2036	211,395	247,081
6.50%, 08/20/2036	281,896	322,551
6.50%, 03/20/2039	44,152	7,710
6.50%, 03/20/2039	98,860	21,372
6.52% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037(2)(8)	144,732	28,725
6.54% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036(2)(8)	63,345	10,075
6.59% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035(2)(8)	214,764	51,675
6.59% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037(2)(8)	101,348	17,664
6.62% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037(2)(8)	35,792	3,012
6.64% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035(2)(8)	111,609	123,792
6.64% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036(2)(8)	110,935	15,726
6.66% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037(2)(8)	172,909	39,047
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034(2)(8)	23,503	25,765
7.00%, 08/16/2039	93,712	104,123
7.00%, 10/16/2040	362,911	437,444
7.14% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038(2)(8)	304,231	59,731
7.44% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038(2)(8)	70,632	11,732
7.54% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033(2)(8)	18,028	2,529
7.55% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033(2)(8)	26,626	89
7.55% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038(2)(8)	66,208	12,376
8.10% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031(2)(8)	12,084	43
13.09% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037(2)(8)	18,351	21,583
13.93% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034(2)(8)	1,729	1,949
14.42% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032(2)(8)	9,914	11,114
14.54% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034(2)(8)	9,874	10,397
16.07% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035(2)(8)	71,124	92,601
16.39% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034(2)(8)	2,055	2,583
19.24% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034(2)(8)	32,016	48,340
19.48% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037(2)(8)	12,787	16,943
19.74% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037(2)(8)	25,186	34,210
20.33% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035(2)(8)	12,174	19,617
22.14% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035(2)(8)	3,093	5,604
23.83% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034(2)(8)	19,414	31,573
28.70% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034(2)(8)	23,503	38,375
Ginnie Mae I Pool
3.00%, 05/15/2043	421,153	450,054
3.00%, 07/15/2045	1,367,532	1,423,051
3.50%, 01/15/2042	3,703,254	4,005,170
3.50%, 03/15/2043	1,129,579	1,263,235

3.50%, 04/15/2043	2,876,781	3,027,907
3.50%, 06/15/2043	1,454,730	1,565,302
3.50%, 07/15/2043	579,279	648,033
4.00%, 06/15/2039	343,872	369,459
4.00%, 10/15/2040	184,395	199,169
4.50%, 04/15/2040	1,666,469	1,845,691
5.50%, 04/15/2033	239,296	280,780
5.50%, 06/15/2033	2,150	2,441
5.50%, 12/15/2033	9,241	10,830
5.50%, 07/15/2034	2,838	3,145
5.50%, 09/15/2034	8,287	9,149
6.00%, 11/15/2028	8,393	9,353
6.50%, 01/15/2024	2,070	2,288
6.50%, 03/15/2028	6,352	7,033
6.50%, 09/15/2028	13,510	15,016
6.50%, 10/15/2028	722	807
6.50%, 01/15/2032	52,013	60,687
6.50%, 07/15/2032	2,177	2,406
6.50%, 02/15/2033	8,461	9,681
6.50%, 04/15/2033	5,691	6,536
6.50%, 12/15/2035	55,192	65,513
7.00%, 08/15/2023	133	135
7.00%, 09/15/2023	4,725	4,964
7.00%, 11/15/2023	281	297
7.00%, 02/15/2024	933	937
7.00%, 09/15/2031	61,865	74,653
7.00%, 02/15/2033	5,332	6,170
7.00%, 06/15/2033	16,316	20,081
7.00%, 06/15/2035	154,659	183,325
7.00%, 04/15/2037	26,252	30,981
7.50%, 11/15/2022	3	3
7.50%, 03/15/2023	127	128
7.50%, 11/15/2026	329	329
7.50%, 07/15/2027	773	776
7.50%, 07/15/2028	565	575
7.50%, 09/15/2028	2,409	2,654
7.50%, 10/15/2037	30,144	35,675
8.00%, 08/15/2028	922	926
9.00%, 11/15/2024	40	40
9.50%, 10/15/2024	620	641
9.50%, 12/15/2025	189	189
Ginnie Mae II Pool
2.50%, 12/20/2046	2,402,781	2,530,960
2.50%, 09/20/2050	4,295,508	4,514,462
2.50%, 09/20/2050	6,400,000	6,789,905
3.00%, 06/20/2042	265,877	280,602
3.00%, 08/20/2042	3,592,763	3,790,347
3.00%, 11/20/2042	1,987,595	2,096,131
3.00%, 12/20/2042	1,018,167	1,077,087
3.00%, 01/20/2043	1,022,546	1,078,434
3.00%, 04/20/2043	2,555,373	2,695,302
3.00%, 09/20/2043	791,626	834,941
3.00%, 10/20/2043	119,544	126,091
3.00%, 01/20/2044	646,568	680,643
3.00%, 07/20/2044	287,114	302,166
3.00%, 12/20/2044	546,931	576,610
3.00%, 04/20/2045	5,071,811	5,375,988
3.00%, 05/20/2045	895,033	950,175
3.00%, 07/20/2045	2,092,054	2,210,716
3.00%, 10/20/2045	2,369,090	2,488,441
3.00%, 11/20/2045	563,218	591,452
3.00%, 02/20/2046	827,246	869,063
3.00%, 04/20/2046	5,491,188	5,813,005
3.00%, 05/20/2046	229,364	242,618
3.00%, 07/20/2046	4,437,899	4,688,050
3.00%, 08/20/2046	5,125,397	5,424,274
3.00%, 09/20/2046	1,526,381	1,614,842
3.00%, 01/20/2047	3,434,238	3,616,158
3.00%, 02/20/2047	4,806,619	5,037,219
3.00%, 03/20/2047	519,082	547,259
3.00%, 09/20/2050	3,564,911	3,772,699
3.00%, 09/20/2050	9,718,138	10,563,696
3.06%, 06/20/2070	5,726,611	6,363,997
3.50%, 10/20/2042	4,019,463	4,362,645
3.50%, 11/20/2042	1,372,622	1,489,819
3.50%, 05/20/2043	935,527	1,014,085
3.50%, 03/20/2045	1,234,759	1,318,512
3.50%, 04/20/2045	9,671,766	10,328,224
3.50%, 10/20/2045	8,152,687	8,728,475
3.50%, 03/20/2046	747,263	798,149
3.50%, 04/20/2046	17,188,883	18,389,400
3.50%, 05/20/2046	9,444,622	10,082,555

3.50%, 06/20/2046	3,534,602	3,774,330
3.50%, 07/20/2046(4)(6)	9,452,458	10,094,067
3.50%, 09/20/2046	1,056,929	1,130,370
3.50%, 12/20/2046	6,763,448	7,193,786
3.50%, 01/20/2047	524,952	560,480
3.50%, 02/20/2047	5,910,853	6,280,169
3.50%, 03/20/2047	4,744,259	5,062,709
3.50%, 05/20/2047	4,248,692	4,512,164
3.50%, 06/20/2047	4,411,308	4,672,726
3.50%, 11/20/2047	14,105,881	15,053,937
3.50%, 12/20/2047	2,560,716	2,728,986
3.50%, 04/20/2048	7,184,656	7,633,186
3.50%, 06/20/2049	2,999,903	3,156,739
3.50%, 11/20/2049	4,720,949	4,983,049
3.50%, 11/20/2049	6,133,449	6,523,085
3.50%, 08/20/2050	9,885,035	10,889,390
4.00%, 10/20/2040	1,737,032	1,896,073
4.00%, 06/20/2042	2,254,153	2,474,958
4.00%, 10/20/2042	4,923,035	5,409,791
4.00%, 12/20/2042	2,387,162	2,623,417
4.00%, 02/20/2043	1,078,812	1,190,173
4.00%, 10/20/2043	3,365,729	3,659,905
4.00%, 11/20/2044	1,874,235	2,038,996
4.00%, 12/20/2044	1,332,101	1,449,070
4.00%, 03/20/2045	339,544	367,603
4.00%, 05/20/2045	4,417,872	4,786,272
4.00%, 06/20/2045	887,777	964,537
4.00%, 08/20/2045	11,482,335	12,382,338
4.00%, 11/20/2045	4,251,755	4,583,426
4.00%, 01/20/2046	1,409,833	1,523,688
4.00%, 03/20/2046	896,169	965,767
4.00%, 04/20/2046	2,406,895	2,590,791
4.00%, 05/20/2046	4,046,569	4,355,569
4.00%, 06/20/2046	1,907,133	2,052,434
4.00%, 11/20/2046	1,735,785	1,867,943
4.00%, 02/20/2047	2,969,746	3,186,723
4.00%, 03/20/2047	6,203,006	6,670,951
4.00%, 05/20/2047	525,210	565,008
4.00%, 06/20/2047	1,884,542	2,026,737
4.00%, 07/20/2047	7,616,813	8,201,447
4.00%, 09/20/2047	2,892,049	3,103,595
4.00%, 12/20/2047	4,127,747	4,426,131
4.00%, 01/20/2048	2,370,577	2,539,746
4.17%, 05/20/2063(4)	69,338	70,115
4.25%, 12/20/2047	1,504,866	1,670,454
4.50%, 06/20/2040	595,705	661,438
4.50%, 01/20/2041	490,867	552,101
4.50%, 03/20/2041	451,209	500,793
4.50%, 05/20/2041	224,998	249,799
4.50%, 06/20/2041	1,587,047	1,761,783
4.50%, 09/20/2041	509,831	566,121
4.50%, 09/20/2043	1,312,701	1,458,542
4.50%, 10/20/2043	2,510,177	2,788,520
4.50%, 12/20/2043	1,341,145	1,490,252
4.50%, 01/20/2046	2,120,541	2,354,476
4.50%, 07/20/2046	1,134,041	1,259,232
4.50%, 09/20/2046	1,847,790	2,036,145
4.50%, 11/20/2046	3,191,973	3,542,741
4.50%, 03/20/2047	651,553	708,900
4.50%, 07/20/2047	6,766,312	7,350,852
4.50%, 08/20/2047	1,759,239	1,920,182
4.50%, 09/20/2047	9,214,765	10,038,519
4.50%, 01/20/2048	1,370,054	1,482,993
4.50%, 02/20/2048	6,644,428	7,195,514
4.50%, 03/20/2048	722,084	778,486
4.50%, 04/20/2048	648,153	701,470
4.50%, 04/20/2048	1,971,406	2,152,828
4.50%, 04/20/2048	2,819,380	3,048,752
4.50%, 04/20/2048	3,403,036	3,706,352
4.50%, 05/20/2048	2,295,469	2,468,960
4.50%, 05/20/2048	5,144,291	5,692,946
4.50%, 05/20/2048	7,823,960	8,444,052
4.50%, 09/20/2048	1,653,966	1,788,332
4.50%, 11/20/2049	10,669,824	11,723,298
5.00%, 10/20/2037	219,666	247,972
5.00%, 07/20/2040	149,994	171,165
5.00%, 06/20/2044	640,077	730,871
5.00%, 07/20/2044	543,905	621,205
5.00%, 08/20/2045	725,436	818,566
5.00%, 09/20/2046	1,644,238	1,851,707
5.00%, 10/20/2047	341,777	378,447
5.00%, 11/20/2047	1,691,610	1,873,433

5.00%, 06/20/2048	3,101,279	3,430,000
5.00%, 07/20/2048	903,147	1,006,657
5.00%, 07/20/2048	4,488,054	4,910,834
5.00%, 07/20/2049	982,317	1,101,964
5.00%, 08/20/2049	8,722,869	9,723,096
5.50%, 09/20/2039	97,154	111,976
6.00%, 03/20/2028	4,536	5,105
6.00%, 11/20/2033	3,723	4,280
6.00%, 09/20/2038	368,995	424,318
6.00%, 11/20/2038	3,096	3,451
6.00%, 08/20/2039	172,416	196,523
6.50%, 07/20/2029	54,182	62,425
7.00%, 08/20/2038	17,467	20,225
7.50%, 02/20/2028	936	1,052
7.50%, 09/20/2028	2,952	3,354
8.00%, 12/20/2025	356	390
8.00%, 06/20/2026	858	952
8.00%, 08/20/2026	682	784
8.00%, 09/20/2026	821	949
8.00%, 11/20/2026	669	765
8.00%, 10/20/2027	1,535	1,732
8.00%, 11/20/2027	1,612	1,812
8.00%, 12/20/2027	822	934
8.00%, 06/20/2028	466	471
8.00%, 08/20/2028	103	107
8.00%, 09/20/2028	242	247
8.50%, 03/20/2025	177	181
8.50%, 04/20/2025	974	1,068
8.50%, 05/20/2025	2,158	2,360
Ginnie Mae II Pool P#MA3455
4.00%, 02/20/2046	467,861	503,913
GMACM Mortgage Loan Trust 2005-AR3
3.50%, 06/19/2035(4)	54,129	51,094
GS Mortgage Securities Corp. II
4.26%, 07/10/2051(4)	28,521,000	31,788,029
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034(3)	4,200,000	4,233,809
GS Mortgage Securities Trust 2006-GG8
1.27%, 11/10/2039(3)(4)	1,200,464	1,991
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	12,926,324	13,252,733
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046(4)	5,880,000	6,191,978
GS Mortgage Securities Trust 2013-GC16
1.20%, 11/10/2046(4)	16,193,120	435,459
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,260,000	1,315,905
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,458,693	4,742,999
4.07%, 01/10/2047	4,338,000	4,699,393
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,575,151
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,734,172
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	13,129,603
3.44%, 11/10/2049(4)	1,317,000	1,466,857
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053	2,550,000	2,849,946
GSMPS Mortgage Loan Trust 2004-4
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034(2)(3)	49,956	41,892
GSMPS Mortgage Loan Trust 2005-RP2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035(2)(3)	85,821	77,176
GSMPS Mortgage Loan Trust 2005-RP3
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035(2)(3)	560,025	463,133
4.24%, 09/25/2035(3)(4)	412,886	58,979
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	19,286	20,125
GSR Mortgage Loan Trust 2003-6F
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032(2)	552	551
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	53,512	56,066
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	63,345	65,951
6.50%, 05/25/2034	44,368	48,047
GSR Mortgage Loan Trust 2005-5F
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035(2)	17,762	16,540
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	81,824	84,902
GSR Mortgage Loan Trust 2005-AR6
3.68%, 09/25/2035(4)	5,237	5,237
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	41,430	54,134
6.00%, 02/25/2036	268,054	199,326

Headlands Residential 2019-RPL1 LLC
3.97%, 06/25/2024(1)(3)	9,000,000	9,053,086
Headlands Residential LLC
3.88%, 11/25/2024(1)(3)	6,170,000	6,322,046
Home Re 2018-1 Ltd.
1.75% (1 Month LIBOR USD + 1.60%), 10/25/2028(2)(3)	556,358	549,258
Home RE 2019-1 Ltd.
1.80% (1 Month LIBOR USD + 1.65%), 05/25/2029(2)(3)	513,119	507,076
HomeBanc Mortgage Trust 2005-3
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035(2)	155,351	155,478
Impac CMB Trust Series 2004-4
4.94%, 09/25/2034(1)	8,085	8,625
Impac CMB Trust Series 2004-7
0.89% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034(2)	662,947	654,921
Impac CMB Trust Series 2005-4
0.75% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035(2)	91,352	86,359
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	61,064	62,084
Impac Secured Assets Trust 2006-1
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036(2)	209,547	199,069
Impac Secured Assets Trust 2006-2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036(2)	100,926	100,497
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(3)	5,445,000	5,806,590
JP Morgan Alternative Loan Trust
3.71%, 03/25/2036(4)	25,274	23,270
JP Morgan Chase Commercial Mortgage Securities Corp.
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029(2)(3)	9,200,000	8,978,462
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.19%, 08/12/2037(3)(4)	973,708	157
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.39%, 06/12/2043(4)	1,816,897	1,606
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051(4)	921,744	9
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,471,287
JP Morgan Mortgage Trust 2004-A3
3.26%, 07/25/2034(4)	4,204	4,260
JP Morgan Mortgage Trust 2004-A4
2.88%, 09/25/2034(4)	22,899	22,164
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	4,197	4,269
JP Morgan Mortgage Trust 2005-A1
3.56%, 02/25/2035(4)	61,196	59,117
JP Morgan Mortgage Trust 2005-A4
3.04%, 07/25/2035(4)	61,117	61,300
JP Morgan Mortgage Trust 2006-A2
3.08%, 08/25/2034(4)	339,849	346,615
3.47%, 11/25/2033(4)	201,334	203,642
JP Morgan Mortgage Trust 2006-A3
2.97%, 08/25/2034(4)	47,541	45,878
JP Morgan Mortgage Trust 2006-A7
3.63%, 01/25/2037(4)	51,241	47,014
3.63%, 01/25/2037(4)	89,883	82,470
JP Morgan Mortgage Trust 2007-A1
3.60%, 07/25/2035(4)	45,200	44,241
3.60%, 07/25/2035(4)	689,495	675,550
JP Morgan Mortgage Trust 2007-A2
3.68%, 04/25/2037(4)	185,702	167,181
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	2,288,937	2,454,365
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,032,854
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	7,826,823	8,431,227
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050	12,460,000	13,987,535
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	22,351,166
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036(3)	1,027,000	1,148,591
LB-UBS Commercial Mortgage Trust 2007-C2
0.36%, 02/15/2040(4)	306,199	16
LCCM 2017-LC26
3.29%, 07/12/2050(3)	20,300,000	22,046,295
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059(1)(3)	915,400	918,528
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059(1)(3)	8,785,568	9,225,611
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059(1)(3)	5,645,414	5,659,656

Lehman Mortgage Trust 2006-2
5.95%, 04/25/2036(4)	47,683	41,733
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	23,832	23,735
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	272,724	159,463
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024(3)	9,210,000	9,285,770
Luminent Mortgage Trust 2005-1
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035(2)	1,151,127	1,090,435
MASTR Adjustable Rate Mortgages Trust 2004-13
3.74%, 04/21/2034(4)	92,640	92,898
MASTR Adjustable Rate Mortgages Trust 2004-15
4.16%, 12/25/2034(4)	26,387	24,493
MASTR Adjustable Rate Mortgages Trust 2004-3
2.71%, 04/25/2034(4)	24,839	22,410
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	24,518	25,573
6.00%, 01/25/2034	18,665	19,436
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2025	17,046	18,040
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	172,431	176,238
6.25%, 04/25/2034	34,120	34,954
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	24,010	20,547
6.00%, 07/25/2034	16,271	17,278
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	16,698	14,096
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	13,646	12,996
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	1,805	1,630
5.00%, 12/25/2033	9,748	9,956
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	1,618	1,344
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	48,219	48,731
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2021	37	37
MASTR Reperforming Loan Trust 2005-2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035(2)(3)	799,771	436,406
MASTR Reperforming Loan Trust 2006-2
4.34%, 05/25/2036(3)(4)	93,069	88,129
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035(3)	18,663	13,713
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.32%, 06/25/2037(4)	59,346	54,812
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.88%, 08/25/2033(4)	30,216	29,624
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.77% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028(2)	59,575	58,770
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.79% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028(2)	71,003	69,741
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.89%, 12/25/2034(4)	58,592	58,071
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.61% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029(2)	24,207	23,292
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.98% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029(2)	44,471	43,076
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.17%, 08/25/2034(4)	57,986	59,810
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.78%, 02/25/2035(4)	93,050	95,143
ML-CFC Commercial Mortgage Trust 2006-4
0.74%, 12/12/2049(3)(4)	565,475	8
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,404,156	7,611,997
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	1,739,147	1,744,669
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,652,000	3,954,747
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	17,606,533	19,263,662
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,503,624
3.73%, 05/15/2048	6,507,000	7,260,278
Morgan Stanley Capital I Trust 2006-IQ12
0.29%, 12/15/2043(3)(4)	198,069	2
Morgan Stanley Capital I Trust 2007-HQ11
0.37%, 02/12/2044(3)(4)	215,457	62

Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044(3)(4)	164,156	2
Morgan Stanley Capital I Trust 2007-IQ13
0.66%, 03/15/2044(3)(4)	447,044	1,309
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	90,133	90,409
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029(3)	4,241,000	4,298,329
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	21,207,322
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051	2,552,000	3,044,454
Morgan Stanley Capital I Trust 2019-H7
3.01%, 07/15/2052	1,372,854	1,519,977
Morgan Stanley Mortgage Loan Trust 2004-3
5.62%, 04/25/2034(4)	148,613	161,043
Morgan Stanley Mortgage Loan Trust 2004-9
3.44%, 10/25/2020(4)	12,933	12,856
Mortgage Insurance-Linked Notes Series 2020-1
1.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 02/25/2030(2)(3)	1,100,000	1,095,936
Mortgage Repurchase Agreement Financing SER 2020-3
1.41% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 01/23/2023(2)(3)	1,690,000	1,690,063
Mortgage Repurchase Agreement Financing SER 2020-4
1.51% (1 Month LIBOR USD + 1.35%), 04/23/2023(2)(3)	1,605,000	1,605,254
MortgageIT Trust 2005-2
0.67% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035(2)	463,256	466,026
MRA Issuance Trust 2020-1
1.56% (1 Month LIBOR USD + 1.40%), 12/08/2020(2)(3)	16,888,302	16,906,298
MRA Issuance Trust 2020-7
1.60% (1 Month LIBOR USD + 1.60%), 12/11/2021(2)(3)	30,440,000	30,440,000
MRAFT 20-4 A2 REGD
1.51% (1 Month LIBOR USD + 1.35%), 04/23/2023(2)(3)	3,110,000	3,110,492
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036(3)	6,108,000	6,085,436
2.72%, 12/15/2036(3)	9,990,000	10,271,828
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.63% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030(2)	157,831	154,954
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.59% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030(2)	35,244	33,969
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034(3)(4)	48,735	48,509
NCUA Guaranteed Notes Trust 2010-R3
0.71% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020(2)	989,348	989,585
2.40%, 12/08/2020	1,088	1,088
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057(3)(4)	2,862,621	3,096,414
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057(3)(4)	4,800,948	5,186,409
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057(3)(4)	3,120,056	3,410,116
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060(1)(3)	7,865,357	7,866,159
New Residential Mortgage Loan Trust 2020-RPL2
3.58%, 08/25/2025(3)	342,210	342,081
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033	8,511	8,769
6.00%, 05/25/2033	13,883	14,176
7.00%, 04/25/2033	7,947	8,210
Oaktown Re II Ltd.
1.70% (1 Month LIBOR USD + 1.55%), 07/25/2028(2)(3)	547,366	545,742
Oaktown Re III Ltd.
1.55% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029(2)(3)	145,680	145,617
Oaktown Re IV Ltd SER 2020-1A
3.35% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 07/25/2030(2)(3)	1,500,000	1,510,979
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	54,386	57,952
PRPM 2020-3 LLC SER 2020-3 CL A1 V/R REGD 144A P/P
2.86%, 09/25/2025(3)	2,650,000	2,649,955
Radnor Re 2018-1 Ltd.
1.55% (1 Month LIBOR USD + 1.40%), 03/25/2028(2)(3)	191,943	191,591
RALI Series 2002-QS16 Trust
16.31% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049(2)(8)	102	70
RALI Series 2003-QS14 Trust
5.00%, 07/25/2021	1,005	999
RALI Series 2003-QS9 Trust
7.40% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049(2)(8)(10)	1,019	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023	956	921
RALI Series 2005-QA6 Trust
4.41%, 05/25/2035(4)	101,458	71,001
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	13,611	13,226

RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031(3)	512,000	502,434
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036(3)(4)	110,547	113,437
RBSSP Resecuritization Trust 2009-12
5.36%, 11/25/2033(3)(4)	104,504	104,840
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025(1)(3)	11,200,000	11,200,800
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035(3)	5,818	4,319
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021	1,399	1,438
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,670,083	1,739,746
Residential Asset Securitization Trust 2005-A2
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035(2)(8)	607,507	125,392
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	53,620	52,473
RFMSI Series 2005-SA4 Trust
2.86%, 09/25/2035(4)	31,796	28,221
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057	4,048,345	4,555,506
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058	8,554,241	10,501,055
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	10,220,920	11,524,525
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058	3,880,000	4,647,044
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059	7,563,453	8,402,438
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059	8,573,341	9,167,411
Sequoia Mortgage Trust 2004-10
0.78% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034(2)	34,213	32,478
Sequoia Mortgage Trust 2004-11
0.76% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034(2)	103,232	101,297
Sequoia Mortgage Trust 2004-12
0.74% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035(2)	84,455	78,575
Sequoia Mortgage Trust 2004-8
0.86% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034(2)	681,102	654,552
1.06% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034(2)	96,894	94,885
Series RR 2014-1 Trust
0.00%, 05/25/2047(3)	1,603,000	1,464,886
Structured Asset Mortgage Investments II Trust 2004-AR5
0.82% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034(2)	99,884	98,836
Structured Asset Mortgage Investments II Trust 2005-AR5
0.41% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035(2)	348,532	339,222
Structured Asset Mortgage Investments Trust 2003-CL1
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032(2)	220,990	215,109
Structured Asset Securities Corp.
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035(2)(3)	63,636	54,879
2.95%, 12/25/2033(4)	109,030	105,163
3.48%, 12/25/2033(4)	1,000,228	974,775
5.19%, 02/25/2034(1)	165,789	171,239
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
3.35%, 11/25/2033(4)	24,115	23,941
Thornburg Mortgage Securities Trust 2003-4
0.79% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043(2)	405,806	400,333
Thornburg Mortgage Securities Trust 2003-5
2.84%, 10/25/2043(4)	1,941,056	1,893,789
Thornburg Mortgage Securities Trust 2004-4
3.35%, 12/25/2044(4)	183,847	180,470
Thornburg Mortgage Securities Trust 2005-1
3.58%, 04/25/2045(4)	514,704	492,582
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022(1)	6,665,000	6,790,838
UBS Commercial Mortgage Trust 2012-C1
2.25%, 05/10/2045(3)(4)	1,442,040	30,121
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050	10,114,000	11,065,724
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	23,739,730
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	11,026,663
UBS-BAMLL Trust
3.66%, 06/10/2030(3)	1,787,000	1,809,822
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.45%, 05/10/2063(3)(4)	5,120,218	94,162
3.53%, 05/10/2063	1,073,000	1,105,804
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	283,791

Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	93,426	98,914
Vendee Mortgage Trust 1994-1
5.26%, 02/15/2024(4)	32,783	34,702
6.50%, 02/15/2024	96,441	103,409
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	71,668	81,480
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	32,482	36,741
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	107,894	123,316
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	72,820	81,958
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(3)	2,283,000	2,355,367
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029(3)	2,500,000	2,498,352
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045(3)(4)	353,028	4
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.88%, 10/25/2033(4)	164,280	163,095
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.69%, 08/25/2033(4)	47,922	46,954
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.77%, 09/25/2033(4)	49,544	46,988
2.79%, 09/25/2033(4)	305,098	299,377
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	48,168	49,646
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.06% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033(2)(8)	19,556	24,569
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	2,967	2,619
5.25%, 10/25/2033	201,261	207,239
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.82%, 01/25/2035(4)	1,642,435	1,654,218
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.67%, 06/25/2034(4)	91,288	91,579
3.67%, 06/25/2034(4)	1,620,043	1,629,570
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034	623,355	678,244
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034	1,798,620	1,879,258
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	33,077	34,307
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	228,632	236,270
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	22,384	22,780
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.07%, 09/25/2036(4)	6,353	5,221
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.14%, 08/25/2046(4)	44,613	42,054
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	8,202	6,518
5.50%, 03/25/2035	73,359	73,787
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.85% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035(2)(8)	177,927	29,738
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035(2)(8)	562,311	84,923
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	194,574	34,424
5.50%, 06/25/2035	202,949	193,397

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	32,573	32,036
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	15,186	14,051
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	98	86
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	4,260	3,668
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	16,980	16,108
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	8,255,531	8,615,336
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	9,481,249	10,386,674
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	812,853
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,668,018
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	16,437,867
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	7,272,631	8,169,291
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,698,000	3,995,888
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049	20,000,000	21,298,354
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	15,356,448
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060	10,000,000	11,362,399
Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052	1,085,000	1,242,763
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052	3,079,000	3,469,214
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053	3,380,000	3,707,067
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053	19,500,000	19,716,479
2.12%, 08/15/2053	3,518,000	3,651,483
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	13,101	12,260
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044(3)	976,133	982,807
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,037,236	9,169,260
WFRBS Commercial Mortgage Trust 2013-C11
4.40%, 03/15/2045(3)(4)	300,000	267,062
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046	229,750	242,456

WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,653,882
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	2,879,201	3,029,597
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	4,180,566
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,709,918

Total Mortgage-Backed Obligations (Cost: $4,991,571,254)		5,279,581,452

Total Bonds & Notes (Cost: $13,621,957,252)		14,518,722,957

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%(2)	95,000	$2,634,350

Total Financials		2,634,350

Total Preferred Stocks (Cost: $2,375,000)		2,634,350

	Shares	Value
SHORT-TERM INVESTMENTS – 5.80%
Money Market Funds – 5.47%
Fidelity Institutional Money Market Government Fund - Class I, 0.03%(11)(12)	816,435,508	816,435,508

Total Money Market Funds (Cost: $816,435,508)		816,435,508

	Principal Amount	Value
U.S. Treasury Bills – 0.02%
U.S. Treasury Bill, 0.00%, 01/28/2021	2,000,000	1,999,314

Total U.S. Treasury Bills (Cost: $1,990,546)		1,999,314

Time Deposits – 0.31%
Barclays Bank, London, 0.01% due 10/01/2020	46,308,606	46,308,605
Brown Brothers Harriman, 0.01% due 10/01/2020	4	4

Total Time Deposits (Cost: $46,308,609)		46,308,609

Total Short-Term Investments (Cost: $864,734,663)		864,743,431

TOTAL INVESTMENTS IN SECURITIES – 103.16%
(Cost: $14,489,066,915)		15,386,100,738

TBA SALES COMMITMENTS – (0.05)%
Mortgage-Backed Obligations – (0.05)%
Fannie Mae
3.00%, 10/01/2050(13)	(7,500,000)	(7,856,543)

Total TBA Sales Commitments (Proceeds Received: $7,852,734)		(7,856,543)

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.11)%		(462,634,266)

TOTAL NET ASSETS – 100.00%		$14,915,609,929

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,917,979,905, which represents 19.56% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2020.
(5)	Security in default as of September 30, 2020. The value of these securities total $289,985, which represents 0.00% of total net assets.
(6)	Partially assigned as collateral for certain future contracts. The value of these pledged issues totals $15,508,903, which represents 0.10% of total net assets.
(7)	Inflation protected security. The value of these securities total $6,427,830, which represents 0.04% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	Delayed delivery purchase commitment security. The value of these securities total $413,688,850, which represents 2.77% of total net assets.
(10)	Amount calculated is less than $0.5.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Partially assigned as collateral for certain delayed delivery securities.
(13)	Delayed delivery sales commitment security. The value of this security totals $(7,856,543), which represents (0.05)% of total net assets.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $103,318,618 or 0.69% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,813	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2020	$228,229,391	$228,494,656	$265,265
40	U.S. Long Bond Future	J.P. Morgan	Dec. 2020	7,051,802	7,051,250	(552)
1,775	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2020	392,077,422	392,205,665	128,243
834	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2020	185,598,599	184,991,625	(606,974)

						(214,018)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(521)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2020	$(72,731,164)	$(72,695,781)	$35,383
(67)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Dec. 2020	(10,728,899)	(10,714,766)	14,133

						49,516

						$(164,502)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 93.57%
Asset-Backed Obligations – 10.88%
ABFC 2005-WMC1 Trust
0.88% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035(1)		$7,005,762	$6,830,621
ABFC 2007-NC1 Trust
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037(1)(2)		6,322,059	6,003,734
Accredited Mortgage Loan Trust 2003-2
0.85% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033(1)		1,311,293	1,300,145
Accredited Mortgage Loan Trust 2006-2
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036(1)		498,613	485,227
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.08% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034(1)		2,800,881	2,773,816
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.85% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035(1)		7,185,000	7,114,011
Adams Outdoor Advertising LP
5.65%, 11/15/2048(2)		1,475,000	1,491,954
Aegis Asset Backed Securities Trust 2005-5
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035(1)		1,722,258	1,717,106
Aimco CLO 11 Ltd.
0.00% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 10/15/2031(1)(2)(3)		2,900,000	2,900,000
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059(2)(4)		24,938,581	25,518,752
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022		2,680,942	2,712,095
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024		12,460,000	12,701,237
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/15/2031(1)(2)	EUR	23,900,000	27,888,144
Ambac LSNI LLC
6.00% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,248,186	4,248,186
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025(2)		3,810,000	3,898,013
American Express Credit Account Master Trust
2.04%, 05/15/2023		100,000	100,070
2.87%, 10/15/2024		805,000	835,952
3.18%, 04/15/2024		2,420,000	2,487,893
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(2)		515,000	580,610
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052(2)		6,400,000	7,072,104
5.89%, 04/17/2052(2)		2,378,000	2,610,374

AmeriCredit Automobile Receivables 2016-1
3.59%, 02/08/2022		665,308	665,797
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022		530,960	531,251
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022		669,002	670,528
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022		1,795,000	1,821,374
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024		5,970,000	6,273,263
4.01%, 07/18/2024		2,940,000	3,123,328
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024		4,310,000	4,556,071
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025		1,330,000	1,354,174
AmeriCredit Automobile Receivables Trust 2020-1
1.59%, 10/20/2025		5,410,000	5,484,702
1.80%, 12/18/2025		5,410,000	5,450,833
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2004-R9
1.12% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 10/25/2034(1)		27,865	27,864
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
0.88% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035(1)		3,166,061	3,154,844
Ammc Clo 19 Ltd.
1.42% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028(1)(2)		7,275,000	7,210,056
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049(2)		6,740,000	6,245,082
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.30% (1 Month LIBOR USD + 1.15%), 05/15/2037(1)(2)		5,000,000	4,943,750
Arbour CLO IV DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/15/2030(1)(2)	EUR	2,400,000	2,795,244
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
0.32% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036(1)		$907,203	903,854
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030(1)(2)	EUR	900,000	1,041,891
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026(2)		$2,585,000	2,661,862
2.72%, 11/20/2022(2)		1,545,000	1,568,023
2.97%, 03/20/2024(2)		19,773,000	20,403,875
Ayresome CDO I Ltd.
0.52% (3 Month LIBOR USD + 0.27%), 12/08/2045(1)(2)		396,467	390,163
Barings BDC Static CLO Ltd. 2019-1
1.30% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2027(1)(2)		5,200,724	5,190,510
Barings CLO Ltd. 2013-I
1.07% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028(1)(2)		4,805,641	4,762,626
Barings CLO Ltd. 2016-II
1.35% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028(1)(2)		3,710,000	3,698,054
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057(2)(5)		122,051	125,159

Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(2)(5)		831,551	847,161
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055(2)(5)		655,000	700,738
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034(2)(4)		1,422,576	1,417,924
Bayview Opportunity Master Fund V Trust 2020-RPL1
3.10%, 09/25/2035(2)(4)		2,125,000	2,126,062
BCMSC Trust 1999-B
6.61%, 12/15/2029(5)		3,594,315	819,947
Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.93% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 11/25/2035(1)		12,157,000	12,065,284
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037(1)		16,556,489	16,835,283
Betony CLO 2 Ltd.
1.35% (3 Month LIBOR USD + 1.08%), 04/30/2031(1)(2)		1,000,000	988,108
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(2)(4)		1,148,542	1,021,932
BlueMountain CLO 2012-2 Ltd.
1.30% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 11/20/2028(1)(2)		6,900,000	6,864,410
BlueMountain CLO 2013-1 Ltd.
1.50% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029(1)(2)		3,467,340	3,462,791
BlueMountain CLO 2015-2 Ltd.
1.20% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027(1)(2)		3,355,247	3,328,723
1.77% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027(1)(2)		1,915,000	1,877,855
BMW Canada Auto Trust
2.15%, 10/20/2021(2)	CAD	578,734	435,932
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024		$4,020,000	4,097,391
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033(2)		2,412,540	2,474,236
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		1,300,000	1,320,642
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025		2,050,000	2,125,784
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025		8,440,000	8,707,855
2.84%, 12/15/2024		1,290,000	1,335,330
Capitalsource Real Estate Loan Trust
2.24% (3 Month LIBOR USD + 0.39%), 01/20/2037(1)(2)		230,063	228,986
2.50% (3 Month LIBOR USD + 0.65%), 01/20/2037(1)(2)		3,400,000	3,254,677
2.60% (3 Month LIBOR USD + 0.75%), 01/20/2037(1)(2)		1,200,000	1,128,510
2.70% (3 Month LIBOR USD + 0.85%), 01/20/2037(1)(2)		700,000	658,995
Carlyle Euro CLO 2019-2
1.11% (3 Month EURIBOR + 1.11%, 1.11% Floor), 08/15/2032(1)(2)	EUR	2,000,000	2,339,127
Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.25% (3 Month LIBOR USD + 1.00%), 07/28/2028(1)(2)		$11,615,000	11,526,691

Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/18/2030(1)(2)	EUR	3,900,000	4,526,601
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025		$2,055,000	2,102,269
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026		1,120,000	1,157,881
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026		2,622,000	2,672,796
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027		1,510,000	1,540,478
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		797,982	718,429
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043(2)		5,695,480	5,316,255
CBAM 2017-3 Ltd.
1.50% (3 Month LIBOR USD + 1.23%), 10/17/2029(1)(2)		8,900,000	8,871,858
CBAM 2019-9 Ltd.
1.56% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030(1)(2)		9,410,000	9,392,657
Cent CLO 24 Ltd.
1.35% (3 Month LIBOR USD + 1.07%), 10/15/2026(1)(2)		18,517,898	18,492,843
Centex Home Equity Loan Trust 2005-B
0.79% (1 Month LIBOR USD + 0.65%, 0.43% Floor), 03/25/2035(1)		5,182,714	5,072,825
CHEC Loan Trust 2004-2
0.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034(1)		1,144,705	1,106,993
CIFC Funding 2015-IV Ltd.
1.42% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027(1)(2)		3,920,000	3,900,749
CIFC Funding 2015-V Ltd.
1.10% (3 Month LIBOR USD + 0.86%), 10/25/2027(1)(2)		2,951,370	2,916,285
CIFC Funding 2020-III Ltd.
0.00% (3 Month LIBOR USD + 1.35%, 1.35% Floor), 10/20/2031(1)(2)(3)		5,945,000	5,945,000
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023		3,010,000	3,076,613
Citigroup Mortgage Loan Trust 2007-AHL1
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036(1)		2,283,083	2,259,394
Citigroup Mortgage Loan Trust, Inc.
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035(1)		14,327,000	12,943,906
0.78% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035(1)		2,434,193	2,363,538
1.05% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035(1)		7,900,000	7,357,035
CNH Equipment Trust 2017-C
2.54%, 05/15/2025		60,000	61,026
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(2)		11,247,188	10,669,976
Cole Park CLO Ltd. 2015-1
1.32% (3 Month LIBOR USD + 1.05%), 10/20/2028(1)(2)		6,820,000	6,779,939
College Avenue Student Loans 2018-A LLC
1.35% (1 Month LIBOR USD + 1.20%), 12/26/2047(1)(2)		1,996,344	1,911,205
4.13%, 12/26/2047(2)		2,722,287	2,872,273

College Avenue Student Loans LLC
1.80% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046(1)(2)	4,118,640	4,131,245
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(2)	725,000	726,945
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032	733,953	249,863
8.06%, 09/01/2029(5)	13,034,752	4,664,961
8.31%, 05/01/2032(5)	8,504,715	3,018,810
Conseco Financial Corp.
7.70%, 05/15/2027	5,927,548	5,773,550
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	43	41
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051(2)	1,422,460	1,494,609
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(2)	2,736,889	2,838,143
3.16%, 10/15/2052(2)	1,470,000	1,489,541
Countrywide Asset-Backed Certificates
0.32% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037(1)	2,897,041	2,759,475
0.33% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047(1)	38,829,414	36,482,125
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047(1)	10,884,730	10,065,908
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036(1)	2,564,921	2,381,865
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036(1)	990,000	912,342
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037(1)	8,448,500	8,045,528
0.54% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036(1)	1,000,000	820,489
0.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036(1)	2,000,000	1,821,247
0.64% (1 Month LIBOR USD + 0.49%, 0.49% Floor), 02/25/2036(1)	4,405,433	4,386,891
1.57% (1 Month LIBOR USD + 1.43%, 0.95% Floor), 06/25/2035(1)	6,448,610	6,450,669
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(2)	1,190,214	1,205,355
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(2)	1,530,000	1,554,882
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023(2)	645,000	656,643
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024(2)	1,715,000	1,777,874
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026(2)	1,070,000	1,072,065
CPS Auto Trust
4.53%, 01/17/2023(2)	1,345,583	1,359,761
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(2)	1,980,000	2,001,096
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027(2)	2,255,000	2,301,383
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027(2)	3,045,000	3,145,598

Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027(2)		3,110,000	3,230,824
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028(2)		9,810,000	10,256,424
CVS Pass-Through Trust
6.94%, 01/10/2030		967,548	1,153,856
CWABS Asset-Backed Certificates Trust 2005-7
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/25/2035(1)		615,870	614,508
CWABS Asset-Backed Certificates Trust 2007-12
0.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047(1)		5,434,601	5,279,495
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030(1)		6,614,307	6,510,551
DB Master Finance LLC
4.03%, 11/20/2047(2)		1,574,625	1,668,425
4.35%, 05/20/2049(2)		3,286,800	3,576,531
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024(2)		500,000	499,918
1.92%, 03/23/2026(2)		500,000	499,847
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,400,259	1,348,955
Denali Capital CLO X LLC
1.29% (3 Month LIBOR USD + 1.05%), 10/26/2027(1)(2)		6,283,229	6,248,545
Domino’s Pizza Master Issuer LLC
3.67%, 10/25/2049(2)		2,077,303	2,208,027
4.12%, 07/25/2047(2)		3,501,000	3,776,179
4.33%, 07/25/2048(2)		2,440,200	2,655,230
Drive Auto Receivables Trust
4.30%, 09/16/2024		3,195,000	3,337,642
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		1,715,000	1,780,705
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026		2,685,000	2,849,109
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026		3,590,000	3,768,462
Driven Brands Funding LLC
4.64%, 04/20/2049(2)		2,275,350	2,406,706
Dryden 30 Senior Loan Fund
1.10% (3 Month LIBOR USD + 0.82%), 11/15/2028(1)(2)		1,200,000	1,187,803
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 01/15/2030(1)(2)	EUR	3,700,000	4,295,574
Dryden 86 CLO Ltd.
1.88% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 07/17/2030(1)(2)		$12,585,000	12,575,159
Dryden XXVI Senior Loan Fund
1.18% (3 Month LIBOR USD + 0.90%), 04/15/2029(1)(2)		4,500,000	4,451,184
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023(2)		1,251,710	1,260,453
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024(2)		1,435,000	1,481,359

DT Auto Owner Trust 2019-3
2.96%, 04/15/2025(2)		1,635,000	1,674,547
DT Auto Owner Trust 2020-2
4.73%, 03/16/2026(2)		450,000	484,338
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026(2)		1,650,000	1,654,420
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041(2)		2,299,340	2,331,361
Eaton Vance CLO 2013-1 Ltd.
2.13% (3 Month LIBOR USD + 1.85%), 01/15/2028(1)(2)		6,855,000	6,837,835
ECAF I Ltd.
3.47%, 06/15/2040(2)		428,635	393,008
ECMC Group Student Loan Trust
1.15% (1 Month LIBOR USD + 1.00%), 07/25/2069(1)(2)		1,009,570	999,323
ECMC Group Student Loan Trust 2017-2
1.20% (1 Month LIBOR USD + 1.05%), 05/25/2067(1)(2)		7,907,508	7,830,665
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044(2)		4,005,299	4,115,448
Ellington Loan Acquisition Trust 2007-1
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037(1)(2)		944,241	936,443
Euro Galaxy III CLO BV
0.75% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/17/2031(1)(2)	EUR	600,000	702,081
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026(2)		$3,090,000	3,333,550
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026		1,175,000	1,177,986
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033(2)	CAD	9,840,000	7,396,461
Fieldstone Mortgage Investment Trust Series 2005-1
1.27% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035(1)		$2,646,919	2,628,313
Fieldstone Mortgage Investment Trust Series 2006-3
0.46% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036(1)		7,121,929	6,541,320
First Franklin Mortgage Loan Trust 2004-FF7
2.32% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034(1)		854,074	865,716
First Franklin Mortgage Loan Trust 2006-FF16
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036(1)		6,421,681	4,028,248
First Franklin Mortgage Loan Trust 2006-FF17
0.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)		4,805,400	4,377,964
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(2)		850,000	860,474
First Investors Auto Owner Trust 2017-2
3.56%, 09/15/2023(2)		975,000	1,002,872
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024(2)		605,000	625,737
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025(2)		1,254,000	1,293,296

FirstKey Homes 2020-SFR1 Trust
2.24%, 09/17/2025(2)		1,590,000	1,599,943
2.79%, 08/17/2037(2)		805,000	823,086
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(2)		810,000	824,390
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(2)		260,000	266,480
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024(2)		1,285,000	1,323,160
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024(2)		1,580,000	1,660,900
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025(2)		2,235,000	2,286,797
Flatiron CLO 2015-1 Ltd.
1.17% (3 Month LIBOR USD + 0.89%), 04/15/2027(1)(2)		3,088,096	3,079,987
Ford Auto Securitization Trust
2.47%, 02/15/2025(2)	CAD	4,925,000	3,813,505
2.55%, 09/15/2024(2)		5,725,000	4,427,712
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		$221,875	222,037
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022		292,869	293,831
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023		8,225,000	8,506,587
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(2)		9,385,000	10,259,150
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024		10,520,000	10,569,601
Fremont Home Loan Trust 2004-C
1.12% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 08/25/2034(1)		4,896,645	4,677,803
Fremont Home Loan Trust 2005-2
0.90% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 06/25/2035(1)		4,782,254	4,734,995
Fremont Home Loan Trust 2005-C
1.08% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035(1)		6,220,773	5,107,288
Gallatin CLO IX 2018-1 Ltd.
1.32% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028(1)(2)		11,778,609	11,693,485
GCAT 2019-3 LLC
3.35%, 10/25/2049(2)(4)		1,664,818	1,629,939
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023(2)		7,704,456	7,780,078
GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024(2)		8,976,354	9,080,522
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024		2,675,000	2,674,900
GM Financial Consumer Automobile 2017-1
2.45%, 07/17/2023(2)		100,000	100,404

GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022(2)	1,708,149	1,713,813
2.33%, 03/16/2023(2)	155,000	157,096
GM Financial Consumer Automobile Receivables Trust 2018-2
3.31%, 12/18/2023	1,615,000	1,669,588
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024	5,540,000	5,642,480
2.04%, 02/18/2025	2,645,000	2,744,472
GMF Floorplan Owner Revolving Trust
1.48%, 08/15/2025(2)	735,000	734,818
3.06%, 04/15/2024(2)	3,180,000	3,261,105
3.30%, 04/15/2026(2)	6,875,000	7,263,094
GoldenTree Loan Opportunities IX Ltd.
1.38% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029(1)(2)	11,000,000	10,971,653
GoldentTree Loan Management US CLO 1 Ltd.
1.22% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 04/20/2029(1)(2)	9,600,000	9,517,114
Golub Capital Partners CLO 39B Ltd.
1.42% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028(1)(2)	5,295,000	5,270,002
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.99%, 06/17/2024(2)	1,685,000	1,723,179
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.33% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037(1)(2)	1,900,000	1,853,687
GSAMP Trust 2005-AHL
1.12% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035(1)	5,781,567	5,644,045
GSAMP Trust 2007-FM2
0.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037(1)	1,956,775	1,417,151
Hardee’s Funding LLC
4.25%, 06/20/2048(2)	8,217,300	8,257,811
4.96%, 06/20/2048(2)	4,223,800	4,367,071
Harley Marine Financing LLC
5.68%, 05/15/2043(2)	924,473	836,055
Harvest SBA Loan Trust 2018-1
2.41% (1 Month LIBOR USD + 2.25%), 08/25/2044(1)(2)	7,695,592	7,424,577
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(2)	145,948	148,985
2.96%, 12/26/2028(2)	66,340	66,719
Home Equity Asset Trust 2006-3
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036(1)	594,904	594,426
Home Equity Asset Trust 2007-1
0.26% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037(1)	1,524,579	1,521,431
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039(2)	1,367,920	1,386,890
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039(2)	1,267,765	1,318,699
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	1,422,870	1,427,916
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022	1,707,510	1,721,964

Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024	9,675,000	9,902,237
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024	7,490,000	7,488,223
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038(2)	4,966,314	4,690,771
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039(2)	1,353,079	1,263,124
HPEFS Equipment Trust
2.00%, 07/22/2030(2)	1,030,000	1,041,787
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029(2)	970,000	991,220
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030(2)	1,900,000	1,910,353
Invitation Homes 2018-SFR1 Trust
2.15% (1 Month LIBOR USD + 2.00%), 03/17/2037(1)(2)	2,811,616	2,814,685
Invitation Homes 2018-SFR2 Trust
2.15% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037(1)(2)	5,355,000	5,360,865
Invitation Homes 2018-SFR3 Trust
2.15% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037(1)(2)	2,645,000	2,646,757
Invitation Homes 2018-SFR4 Trust
1.80% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038(1)(2)	615,000	615,000
IXIS Real Estate Capital Trust 2005-HE2
1.12% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 09/25/2035(1)	7,500,000	6,927,564
Jack In The Box Funding LLC
3.98%, 08/25/2049(2)	4,992,275	5,117,631
Jamestown CLO IV Ltd.
0.97% (3 Month LIBOR USD + 0.69%), 07/15/2026(1)(2)	2,197,137	2,190,447
Jimmy Johns Funding LLC
3.61%, 07/30/2047(2)	392,850	397,808
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.58% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035(1)	7,044,106	6,138,333
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.51% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036(1)	8,467,499	7,054,198
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 05/25/2036(1)	11,322,000	9,157,324
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.27% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036(1)	23,355,927	15,099,338
0.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)	21,271,336	13,842,035
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037(1)	29,375,922	28,874,730
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038(2)	3,143,810	2,728,599
KKR CLO 13 Ltd.
1.07% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028(1)(2)	2,561,591	2,536,433
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050(2)	4,680,000	4,675,056

Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059(2)(4)	2,551,653	2,596,539
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(2)(4)	217,040	217,508
Lehman XS Trust 2007-6
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 05/25/2037(1)	11,380,514	9,625,664
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026(2)	1,655,000	1,694,349
LoanCore 2019-CRE2 Issuer Ltd.
1.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036(1)(2)	3,600,000	3,555,000
Long Beach Mortgage Loan Trust 2005-WL2
0.93% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 08/25/2035(1)	10,000,000	9,463,580
Long Beach Mortgage Loan Trust 2006-WL1
0.78% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 01/25/2046(1)	15,000,000	14,164,079
LP Credit Card ABS Master Trust
1.74% (1 Month LIBOR USD + 1.55%), 08/20/2024(1)(2)	4,125,105	4,224,189
Madison Park Funding XVIII Ltd.
1.46% (3 Month LIBOR USD + 1.19%), 10/21/2030(1)(2)	4,815,000	4,782,017
Madison Park Funding XXXIII Ltd.
1.61% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032(1)(2)	4,180,000	4,179,110
Madison Park Funding XXXVII Ltd.
1.58% (3 Month LIBOR USD + 1.30%), 07/15/2032(1)(2)	2,965,000	2,961,288
Magnetite XVI Ltd.
1.47% (3 Month LIBOR USD + 1.20%), 01/18/2028(1)(2)	2,760,000	2,707,052
Magnetite XXI Ltd.
1.55% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030(1)(2)	6,500,000	6,487,761
Magnetite XXIII Ltd.
1.54% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032(1)(2)	1,255,000	1,253,696
MAPS 2018-1 Ltd.
4.21%, 05/15/2043(2)	6,413,352	5,900,568
MAPS 2019-1 Ltd.
4.46%, 03/15/2044(2)	1,638,112	1,516,243
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030(2)	5,575,000	5,602,562
Marlette Funding Trust 2019-4
2.39%, 12/17/2029(2)	1,921,715	1,939,810
MASTR Asset Backed Securities Trust 2004-WMC1
0.93% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034(1)	1,526,956	1,516,956
MASTR Specialized Loan Trust
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036(1)(2)	803,631	771,462
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(2)(4)	236,496	210,399
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037(1)	2,675,229	2,011,658
METAL 2017-1 LLC
4.58%, 10/15/2042(2)	3,212,691	2,377,921
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057(2)(5)	148,626	150,652

Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059(2)(5)	358,862	366,056
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062(2)(5)	4,268,427	4,440,769
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058(2)(5)	494,254	528,261
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058(2)(5)	2,268,085	2,416,816
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025(2)	1,180,000	1,229,283
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.08% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035(1)	1,568,504	1,458,069
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.28% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036(1)	644,747	595,203
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036(1)	9,931,983	9,683,425
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036(4)	13,787,377	5,086,507
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.68% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037(1)	23,030,127	10,170,528
0.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037(1)	2,223,887	982,931
Mountain View CLO 2014-1 Ltd.
1.08% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026(1)(2)	4,737,439	4,706,840
Mountain View CLO 2017-1 LLC
1.36% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029(1)(2)	11,100,000	11,064,491
Mountain View CLO X Ltd.
1.09% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027(1)(2)	1,094,938	1,086,523
MVW Owner Trust 2015-1
2.52%, 12/20/2032(2)	305,841	307,233
MVW Owner Trust 2017-1
2.75%, 12/20/2034(2)	80,437	81,390
Nassau 2017-I Ltd.
1.43% (3 Month LIBOR USD + 1.15%), 10/15/2029(1)(2)	15,200,000	15,123,544
National Collegiate Student Loan Trust 2004-2
0.63% (1 Month LIBOR USD + 0.48%), 12/26/2033(1)	5,655,573	5,581,083
National Collegiate Student Loan Trust 2005-3
0.55% (1 Month LIBOR USD + 0.29%), 10/25/2033(1)(2)	10,124,680	9,747,731
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(2)	503,171	510,799
3.91%, 12/16/2058(2)	440,000	448,381
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059(2)	1,939,569	2,012,507
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(2)	3,469,190	3,545,096
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(2)	1,213,475	1,247,644

Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068(2)	6,965,000	7,207,962
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068(2)	1,774,201	1,816,132
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069(2)	5,635,000	5,786,140
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068(2)	4,795,000	4,953,033
2.83%, 11/15/2068(2)	4,665,000	4,550,847
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069(2)	14,999,739	15,190,185
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069(2)	10,900,000	10,917,503
Navient Student Loan Trust 2014-3
0.77% (1 Month LIBOR USD + 0.62%), 03/25/2083(1)	277,923	268,466
Navient Student Loan Trust 2016-2
1.65% (1 Month LIBOR USD + 1.50%), 06/25/2065(1)(2)	6,200,000	6,258,687
Navient Student Loan Trust 2017-3
1.20% (1 Month LIBOR USD + 1.05%), 07/26/2066(1)(2)	5,000,000	5,001,514
Navient Student Loan Trust 2018-2
0.90% (1 Month LIBOR USD + 0.75%), 03/25/2067(1)(2)	15,000,000	14,650,190
Navient Student Loan Trust 2018-4
0.40% (1 Month LIBOR USD + 0.25%), 06/27/2067(1)(2)	95,068	95,029
Nelnet Student Loan Trust 2014-2
1.03% (1 Month LIBOR USD + 0.85%), 07/27/2037(1)(2)	4,250,000	4,137,157
Nelnet Student Loan Trust 2020-1
0.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068(1)(2)	2,469,620	2,441,657
Neuberger Berman CLO XIX Ltd.
1.43% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027(1)(2)	3,010,000	2,924,754
Neuberger Berman Loan Advisers CLO 38 Ltd.
0.00% (3 Month LIBOR USD + 1.30%), 10/20/2032(1)(2)(3)	6,440,000	6,440,000
New Century Home Equity Loan Trust 2005-1
0.82% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035(1)	11,689,265	11,556,039
New Century Home Equity Loan Trust 2005-3
0.91% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035(1)	2,553,254	2,549,863
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	285,404	285,872
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	2,238,410	2,248,552
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	1,283,675	1,292,075
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	4,328,223	4,401,100
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024	5,940,000	6,086,703
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024	7,765,000	7,919,522

Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024		5,470,000	5,491,900
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.56% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036(1)		3,325,445	3,302,911
OAK Hill European Credit Partners V Designated Activity Co
0.72% (3 Month EURIBOR + 0.72%, 0.72% Floor), 02/21/2030(1)(2)	EUR	34,900,000	40,694,598
Ocean Trails CLO VI
1.43% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028(1)(2)		$494,927	492,189
OCP CLO 2014-7 Ltd.
1.39% (3 Month LIBOR USD + 1.12%), 07/20/2029(1)(2)		14,635,000	14,481,976
OCP CLO 2020-19 Ltd.
2.07% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 07/20/2031(1)(2)		3,735,000	3,748,341
Octagon Investment Partners 29 Ltd.
1.44% (3 Month LIBOR USD + 1.18%), 01/24/2033(1)(2)		7,880,000	7,829,623
Octagon Investment Partners XXIII Ltd.
1.13% (3 Month LIBOR USD + 0.85%), 07/15/2027(1)(2)		3,115,497	3,090,159
1.48% (3 Month LIBOR USD + 1.20%), 07/15/2027(1)(2)		1,685,000	1,642,098
OFSI Fund VII Ltd.
1.17% (3 Month LIBOR USD + 0.90%), 10/18/2026(1)(2)		195,485	195,194
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(2)		710,000	717,539
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(2)		1,645,000	1,649,910
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029(2)		1,220,000	1,246,807
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031(2)		3,360,000	3,453,739
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035(2)		3,465,000	3,490,264
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032(2)		2,425,000	2,608,667
Option One Mortgage Loan Trust 2005-2
0.81% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035(1)		462,838	462,030
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
0.81% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 11/25/2035(1)		1,855,840	1,852,549
Option One Mortgage Loan Trust 2006-1
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(1)		5,044,400	5,002,311
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036(1)		15,996,921	15,757,151
Option One Mortgage Loan Trust 2006-3
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037(1)		20,693,513	15,610,551
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059(2)(4)		2,874,639	2,917,666
OSCAR US Funding Trust V
2.99%, 12/15/2023(2)		209,245	210,764
Oscar US Funding XI LLC
2.49%, 08/10/2022(2)		387,680	390,300
OZLM VII Ltd.
1.28% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029(1)(2)		7,272,016	7,175,967

OZLM VIII Ltd.
1.44% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029(1)(2)		2,893,095	2,879,503
2.07% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029(1)(2)		2,955,000	2,924,794
OZLM XXIII Ltd.
1.75% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/15/2032(1)(2)		29,112,000	29,130,748
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%, 0.82% Floor), 01/18/2030(1)(2)	EUR	1,200,000	1,404,400
Palmer Square CLO 2015-1 Ltd.
2.50% (3 Month LIBOR USD + 2.25%), 05/21/2029(1)(2)		$4,975,000	4,848,376
Palmer Square CLO 2020-2 Ltd.
1.90% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2031(1)(2)		2,380,000	2,379,807
Palmer Square Loan Funding 2019-4 Ltd.
1.16% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027(1)(2)		1,530,562	1,517,169
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049(2)		387,075	363,065
4.26%, 09/05/2048(2)		5,581,100	5,582,160
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024(2)		2,765,000	2,838,154
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035(2)		2,430,000	2,503,991
4.87%, 10/17/2035(2)		1,340,000	1,377,642
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035(2)		1,190,000	1,223,757
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036(2)		2,165,000	2,236,562
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036(2)		1,915,000	1,964,538
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027(2)		545,000	545,056
PRPM 2019-3 LLC
3.35%, 07/25/2024(2)(4)		1,404,479	1,400,300
PRPM 2019-4 LLC
3.35%, 11/25/2024(2)(4)		2,519,287	2,525,472
PRPM 2020-1 LLC
2.98%, 02/25/2025(2)(4)		4,955,438	4,937,272
RASC Series 2005-KS10 Trust
0.59% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035(1)		8,919,385	8,850,810
RASC Series 2006-KS9 Trust
0.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036(1)		3,156,048	3,190,208
RASC Series 2007-KS3 Trust
0.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037(1)		31,155,046	29,165,989
Rockford Tower CLO 2019-2 Ltd.
1.58% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 08/20/2032(1)(2)		13,850,000	13,818,699
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024		1,160,000	1,200,950
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024		3,770,000	3,928,042

Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,552,166
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,195,150
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	11,887,052
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025	4,095,000	4,212,341
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028	6,795,000	7,341,737
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024(2)	6,610,000	6,799,183
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024(2)	10,280,000	10,450,573
Saxon Asset Securities Trust 2006-1
0.61% (1 Month LIBOR USD + 0.47%, 0.31% Floor, 12.25% Cap), 03/25/2036(1)	1,839,878	1,794,087
Saxon Asset Securities Trust 2007-2
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047(1)	24,865,674	22,434,651
Saxon Asset Securities Trust 2007-3
0.46% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037(1)	26,544,187	25,613,590
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.91% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034(1)	5,384,716	5,279,258
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036(1)	5,166,183	3,940,534
Shackleton 2016-IX CLO Ltd.
1.40% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028(1)(2)	1,497,605	1,489,207
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(2)	121,637	122,225
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036(2)	1,545,096	1,598,318
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034(2)	84,967	86,411
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(2)	14,009,979	12,685,872
SLC Student Loan Trust 2005-2
0.41% (3 Month LIBOR USD + 0.16%), 12/15/2039(1)	4,900,000	4,623,759
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033(5)	2,354,000	2,252,825
SLM Student Loan Trust 2003-7
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033(1)(2)	8,809,779	8,556,613
SLM Student Loan Trust 2004-3
0.79% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064(1)(2)	16,324,578	15,781,556
SLM Student Loan Trust 2005-4
0.41% (3 Month LIBOR USD + 0.17%), 07/25/2040(1)	11,000,000	10,302,049
SLM Student Loan Trust 2006-10
0.46% (3 Month LIBOR USD + 0.22%), 03/25/2044(1)	1,997,668	1,774,727

SLM Student Loan Trust 2007-2
0.41% (3 Month LIBOR USD + 0.17%), 07/25/2025(1)	6,950,000	5,959,642
SLM Student Loan Trust 2007-3
0.30% (3 Month LIBOR USD + 0.06%), 01/25/2022(1)	3,314,102	3,126,932
SLM Student Loan Trust 2007-7
0.57% (3 Month LIBOR USD + 0.33%), 01/25/2022(1)	2,440,568	2,323,510
SLM Student Loan Trust 2008-2
0.99% (3 Month LIBOR USD + 0.75%), 04/25/2023(1)	8,014,545	7,555,879
SLM Student Loan Trust 2008-5
1.94% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023(1)	4,110,999	4,058,597
2.09% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073(1)	7,350,000	6,705,393
SLM Student Loan Trust 2008-6
1.34% (3 Month LIBOR USD + 1.10%), 07/25/2023(1)	12,359,420	11,917,616
SLM Student Loan Trust 2008-7
1.14% (3 Month LIBOR USD + 0.90%), 07/25/2023(1)	9,632,595	9,165,069
SLM Student Loan Trust 2012-1
1.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028(1)	11,773,208	11,271,984
SLM Student Loan Trust 2012-2
0.85% (1 Month LIBOR USD + 0.70%), 01/25/2029(1)	13,772,734	12,967,282
SLM Student Loan Trust 2012-7
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026(1)	4,616,345	4,362,812
1.95% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043(1)	2,220,000	2,100,090
SLM Student Loan Trust 2014-1
0.75% (1 Month LIBOR USD + 0.60%), 02/26/2029(1)	2,871,602	2,690,949
SMART ABS Series 2016-2US Trust
2.05%, 12/14/2022	1,421,581	1,424,765
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(2)	117,870	119,055
SMB Private Education Loan Trust 2015-B
1.90% (1 Month LIBOR USD + 1.75%), 05/17/2032(1)(2)	1,685,000	1,714,629
2.98%, 07/15/2027(2)	102,915	104,588
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043(2)	1,295,000	1,356,645
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(2)	259,207	265,422
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(2)	1,456,246	1,490,468
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034(2)	453,206	461,616
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034(2)	1,277,054	1,321,691
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035(2)	2,524,788	2,609,346
SMB Private Education Loan Trust 2018-B
0.87% (1 Month LIBOR USD + 0.72%), 01/15/2037(1)(2)	1,763,166	1,748,237
3.60%, 01/15/2037(2)	5,345,955	5,685,578
4.00%, 07/15/2042(2)	285,000	284,929

SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035(2)	6,232,697	6,584,464
4.00%, 11/17/2042(2)	770,000	781,049
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036(2)	2,190,000	2,306,182
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037(2)	7,675,000	8,085,701
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037(2)	3,090,000	3,202,750
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(2)	1,100,087	1,106,170
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(2)	1,531,584	1,542,867
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(2)	1,765,000	1,809,401
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027(2)	2,210,000	2,266,399
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027(2)	1,375,000	1,396,820
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027(2)	2,745,000	2,811,827
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028(2)	5,690,000	5,752,801
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028(2)	3,703,529	3,745,684
3.46%, 04/25/2028(2)	3,145,000	3,214,652
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028(2)	5,965,000	6,147,926
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029(2)	5,352,269	5,409,326
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(2)	190,569	190,991
SoFi Professional Loan Program 2015-C LLC
2.51%, 08/25/2033(2)	267,924	269,925
3.58%, 08/25/2036(2)	233,818	235,824
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037(2)	505,449	512,422
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(2)	195,000	201,908
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(2)(5)	310,000	316,469
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(2)(5)	490,000	503,731
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(2)(5)	1,600,000	1,686,237
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(2)(5)	165,000	173,239

SoFi Professional Loan Program 2017-C LLC
0.75% (1 Month LIBOR USD + 0.60%), 07/25/2040(1)(2)		1,828,441	1,822,483
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040(2)		2,898,310	2,972,558
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(2)		695,000	729,493
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(2)		1,405,000	1,462,042
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048(2)		1,875,000	1,991,408
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048(2)		1,201,851	1,205,504
SoFi Professional Loan Program 2019-B LLC
2.78%, 08/17/2048(2)		297,143	298,817
Sound Point Clo XIV Ltd.
1.41% (3 Month LIBOR USD + 1.15%), 01/23/2029(1)(2)		3,400,000	3,381,994
Southwick Park CLO LLC
1.57% (3 Month LIBOR USD + 1.30%), 07/20/2032(1)(2)		11,400,000	11,393,035
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.79%, 02/25/2037(4)		12,920,102	6,850,983
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(2)		6,490,740	6,499,184
3.86%, 07/15/2030(2)		1,270,000	1,271,401
Sprite 2017-1 Ltd.
4.25%, 12/15/2037(2)		913,731	831,237
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030(1)(2)	EUR	38,000,000	44,143,790
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044(2)		$7,327,121	7,894,249
Structured Adjustable Rate Mortgage Loan Trust
3.07%, 02/25/2035(5)		5,957,849	5,817,990
Structured Asset Investment Loan Trust 2004-8
1.05% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2034(1)		846,202	821,386
Structured Asset Mortgage Investments II Trust 2007-AR3
0.34% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047(1)		25,485,346	23,613,595
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037(1)		511,104	512,084
STWD 2019-FL1 Ltd.
1.23% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038(1)(2)		3,600,000	3,552,750
Symphony CLO XVII Ltd.
1.16% (3 Month LIBOR USD + 0.88%), 04/15/2028(1)(2)		4,004,983	3,976,063
Synchrony Credit Card Master Note Trust
3.36%, 03/15/2024		2,835,000	2,849,638
Taco Bell Funding LLC
4.32%, 11/25/2048(2)		5,133,563	5,241,932
TCI-Flatiron CLO 2016-1 Ltd.
1.49% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028(1)(2)		1,800,000	1,792,471

THL Credit Wind River 2016-1 CLO Ltd.
1.93% (3 Month LIBOR USD + 1.65%), 07/15/2028(1)(2)		1,320,000	1,304,411
2.38% (3 Month LIBOR USD + 2.10%), 07/15/2028(1)(2)		1,395,000	1,354,034
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 12/07/2029(1)(2)	EUR	2,300,000	2,666,888
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060(2)(5)		$1,015,721	1,025,179
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054(2)(5)		57,359	57,741
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055(2)(5)		84,624	85,128
3.75%, 04/25/2055(2)(5)		960,000	1,024,107
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055(2)(5)		97,360	98,213
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055(2)(5)		491,272	498,695
3.00%, 02/25/2055(2)(5)		169,264	173,541
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055(2)(5)		117,742	120,686
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056(2)(5)		165,900	167,895
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056(2)(5)		378,791	384,872
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(2)(5)		331,749	340,257
3.75%, 10/25/2056(2)(5)		6,315,000	6,887,120
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(2)(5)		158,108	162,531
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057(2)(5)		2,465,000	2,585,042
Towd Point Mortgage Trust 2017-5
0.75% (1 Month LIBOR USD + 0.60%), 02/25/2057(1)(2)		456,877	456,031
1.65% (1 Month LIBOR USD + 1.50%), 02/25/2057(1)(2)		3,310,000	3,252,962
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058(2)(5)		6,003,740	6,492,411
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058(2)(5)		1,015,000	1,069,120
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058(2)(5)		1,515,000	1,541,588
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058(2)(5)		1,569,483	1,585,033
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(2)(5)		10,579,413	11,458,937
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058(2)(5)		9,810,000	10,541,637
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058(2)(5)		501,426	513,999

Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058(2)(5)	6,100,000	6,280,417
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058(2)(5)	12,971,000	13,502,303
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059(2)(5)	5,225,064	5,314,097
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	103,391	103,443
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	710,215	711,533
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024	9,070,000	9,089,894
Tralee CLO V Ltd.
1.38% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028(1)(2)	2,000,000	1,990,914
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038(2)	1,270,000	1,325,266
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038(2)	1,220,000	1,245,211
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029(2)	255,503	257,601
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030(2)	4,210,751	4,246,002
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030(2)	2,421,130	2,438,695
Venture XIV CLO Ltd.
1.29% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029(1)(2)	15,300,000	15,179,543
Venture Xxv Clo Ltd.
1.50% (3 Month LIBOR USD + 1.23%), 04/20/2029(1)(2)	25,570,000	25,375,566
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(2)(4)	4,913,443	4,919,034
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(2)(4)	4,893,333	4,897,694
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050(2)(4)	2,564,084	2,564,252
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(2)	1,360,000	1,369,202
Verizon Owner Trust 2018-1
3.20%, 09/20/2022(2)	1,105,000	1,127,418
VOLT LXXXIII LLC
3.33%, 11/26/2049(2)(4)	1,878,551	1,883,218
VOLT LXXXV LLC
3.23%, 01/25/2050(2)(4)	4,371,245	4,379,492
VOLT LXXXVII LLC
2.98%, 02/25/2050(2)(4)	132,643	132,642
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.55%, 02/25/2037(5)	8,830,844	8,407,433
WAVE 2017-1 Trust
3.84%, 11/15/2042(2)	2,151,092	1,946,111

Wellfleet CLO 2017-2A Ltd.
1.33% (3 Month LIBOR USD + 1.06%), 10/20/2029(1)(2)		6,900,000	6,806,960
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024(2)		1,540,000	1,574,752
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023(2)		1,215,000	1,254,162
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024(2)		6,545,000	6,778,937
World Omni Auto Receivables Trust
1.64%, 08/17/2026		3,190,000	3,239,339
World Omni Select Auto Trust 2019-A
2.17%, 12/15/2025		4,785,000	4,920,544
Zais CLO 1 Ltd.
1.43% (3 Month LIBOR USD + 1.15%), 04/15/2028(1)(2)		13,644,972	13,603,041

Total Asset-Backed Obligations (Cost: $2,309,765,442)			2,296,525,197

Corporate Bonds – 36.48%
Basic Materials – 1.08%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028		4,800,000	4,634,501
Alcoa Nederland Holding BV
5.50%, 12/15/2027(2)		2,745,000	2,860,839
Anglo American Capital Plc
2.63%, 09/10/2030(2)		2,270,000	2,251,613
4.00%, 09/11/2027(2)		1,000,000	1,103,455
4.13%, 09/27/2022(2)		3,883,000	4,083,579
4.50%, 03/15/2028(2)		19,220,000	21,975,460
5.38%, 04/01/2025(2)		450,000	517,180
ArcelorMittal SA
4.55%, 03/11/2026		5,950,000	6,424,531
6.13%, 06/01/2025		565,000	651,321
Arconic Corp.
6.00%, 05/15/2025(2)		463,000	494,449
6.13%, 02/15/2028(2)		1,275,000	1,309,266
Ashland Services BV
2.00%, 01/30/2028(2)	EUR	625,000	696,142
Braskem Netherlands Finance BV
4.50%, 01/31/2030(2)		$3,735,000	3,487,556
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027		860,000	911,927
CF Industries, Inc.
4.50%, 12/01/2026(2)		5,145,000	5,968,753
CNAC HK Finbridge Co. Ltd.
4.88%, 03/14/2025		2,880,000	3,178,696
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030		2,456,000	2,610,040
3.63%, 08/01/2027		300,000	327,866

DuPont de Nemours, Inc.
3.77%, 11/15/2020	6,165,000	6,190,300
Equate Petrochemical BV
4.25%, 11/03/2026	1,060,000	1,111,675
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)	200,000	191,750
6.88%, 03/01/2026(2)	200,000	192,750
6.88%, 10/15/2027(2)	3,130,000	3,015,129
FMC Corp.
3.45%, 10/01/2029	1,850,000	2,069,317
4.50%, 10/01/2049	1,025,000	1,280,724
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	1,505,000	1,556,102
4.63%, 08/01/2030	1,010,000	1,061,964
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)	1,170,000	1,221,350
Glencore Funding LLC
3.88%, 10/27/2027(2)	11,555,000	12,599,341
4.00%, 04/16/2025(2)	4,450,000	4,884,275
4.00%, 03/27/2027(2)	1,000,000	1,091,488
4.13%, 03/12/2024(2)	4,920,000	5,330,468
4.88%, 03/12/2029(2)	8,160,000	9,539,477
Hudbay Minerals, Inc.
6.13%, 04/01/2029(2)	1,890,000	1,871,100
Huntsman International LLC
5.13%, 11/15/2022	1,797,000	1,932,174
ICL Group Ltd.
6.38%, 05/31/2038(2)	10,200,000	12,796,025
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028	200,000	243,376
6.53%, 11/15/2028(2)	1,200,000	1,460,254
6.76%, 11/15/2048	834,000	1,069,207
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	9,965,000	12,305,194
LYB International Finance III LLC
4.20%, 10/15/2049	4,050,000	4,508,408
Methanex Corp.
5.13%, 10/15/2027	4,150,000	4,129,250
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030(2)	2,260,000	2,463,556
Newmont Corp.
3.70%, 03/15/2023	430,000	452,216
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027(2)	5,600,000	5,623,847
2.30%, 11/01/2030(2)	17,045,000	17,154,751
3.47%, 12/01/2050(2)	5,860,000	5,871,204

Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,352,262
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030		960,000	938,471
Steel Dynamics, Inc.
3.25%, 01/15/2031		200,000	213,852
3.45%, 04/15/2030		7,590,000	8,362,804
Suzano Austria GmbH
5.00%, 01/15/2030		3,465,000	3,733,538
6.00%, 01/15/2029		5,035,000	5,739,900
Syngenta Finance NV
3.93%, 04/23/2021(2)		7,942,000	8,044,409
4.44%, 04/24/2023(2)		200,000	211,215
4.89%, 04/24/2025(2)		550,000	596,201
5.18%, 04/24/2028(2)		500,000	550,324
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,536,068
6.88%, 11/21/2036		1,132,000	1,470,185
6.88%, 11/10/2039		316,000	415,682
Vale SA
3.75%, 01/10/2023	EUR	400,000	490,788
Westlake Chemical Corp.
1.63%, 07/17/2029		2,025,000	2,332,947
3.60%, 08/15/2026		$1,925,000	2,114,081
Yara International ASA
3.15%, 06/04/2030(2)		2,130,000	2,277,755

Total Basic Materials			227,084,328

Communications – 4.95%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		1,935,000	2,168,477
Altice Financing SA
2.25%, 01/15/2025(2)	EUR	2,700,000	3,029,177
3.00%, 01/15/2028		4,700,000	5,107,277
5.00%, 01/15/2028(2)		$2,700,000	2,622,375
Altice France SA
5.50%, 01/15/2028(2)		3,615,000	3,660,187
7.38%, 05/01/2026(2)		1,400,000	1,467,060
8.13%, 02/01/2027(2)		700,000	762,797
Amazon.com, Inc.
2.50%, 06/03/2050		10,675,000	10,835,494
AT&T, Inc.
1.65%, 02/01/2028		1,610,000	1,611,735
2.25%, 02/01/2032		8,753,000	8,742,812
2.30%, 06/01/2027		4,475,000	4,694,235
2.75%, 06/01/2031		34,179,000	35,938,974
3.10%, 02/01/2043		5,980,000	5,833,838
3.30%, 02/01/2052		10,300,000	9,584,277

3.50%, 06/01/2041	6,608,000	6,949,630
3.50%, 09/15/2053(2)	19,831,498	19,320,555
3.50%, 02/01/2061	7,324,000	6,954,183
3.55%, 09/15/2055(2)	1,992,033	1,905,575
3.65%, 06/01/2051	10,820,000	10,920,503
3.65%, 09/15/2059(2)	9,300,152	8,980,881
3.80%, 02/15/2027	2,235,000	2,519,513
3.85%, 06/01/2060	6,797,000	6,898,541
4.30%, 02/15/2030	9,820,000	11,626,390
4.35%, 03/01/2029	12,237,000	14,363,300
4.35%, 06/15/2045	12,099,000	13,554,341
4.50%, 05/15/2035	1,637,000	1,930,914
4.50%, 03/09/2048	33,035,000	37,714,363
4.75%, 05/15/2046	10,425,000	12,199,342
4.80%, 06/15/2044	14,210,000	16,882,175
5.25%, 03/01/2037	6,052,000	7,572,830
Baidu, Inc.
2.88%, 07/06/2022	5,105,000	5,251,327
3.88%, 09/29/2023	11,655,000	12,501,149
Booking Holdings, Inc.
4.10%, 04/13/2025	1,940,000	2,185,191
4.50%, 04/13/2027	7,250,000	8,508,171
4.63%, 04/13/2030	10,865,000	12,984,889
British Telecommunications Plc
3.25%, 11/08/2029(2)	4,870,000	5,224,495
C&W Senior Financing DAC
6.88%, 09/15/2027(2)	200,000	207,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(2)	12,025,000	12,456,713
4.50%, 08/15/2030(2)	12,407,000	13,027,908
4.50%, 05/01/2032(2)	185,000	193,094
5.38%, 06/01/2029(2)	2,466,000	2,672,527
CenturyLink, Inc.
4.00%, 02/15/2027(2)	1,158,000	1,176,424
Charter Communications Operating LLC
3.70%, 04/01/2051	4,980,000	4,921,868
3.75%, 02/15/2028	5,855,000	6,469,967
4.91%, 07/23/2025	1,000,000	1,155,870
5.38%, 04/01/2038	980,000	1,190,999
6.48%, 10/23/2045	1,515,000	2,019,513
Charter Communications Operating LLC / Charter Communications Operating Capital
1.90% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)	402,000	411,268
2.80%, 04/01/2031	7,940,000	8,235,619
4.80%, 03/01/2050	7,125,000	8,143,479
5.75%, 04/01/2048	4,240,000	5,243,498
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024	1,730,000	1,677,062

Comcast Corp.
2.45%, 08/15/2052	2,335,000	2,182,888
2.80%, 01/15/2051	9,160,000	9,178,906
3.25%, 11/01/2039	5,115,000	5,660,742
3.30%, 02/01/2027	12,230,000	13,788,225
3.38%, 08/15/2025	4,345,000	4,843,267
4.70%, 10/15/2048	9,000,000	11,910,191
CommScope Technologies LLC
5.00%, 03/15/2027(2)	530,000	508,800
CommScope, Inc.
6.00%, 03/01/2026(2)	2,205,000	2,298,492
7.13%, 07/01/2028(2)	2,050,000	2,106,375
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)	646,000	648,035
Cox Communications, Inc.
4.50%, 06/30/2043(2)	950,000	1,145,211
4.70%, 12/15/2042(2)	810,000	1,000,765
4.80%, 02/01/2035(2)	8,725,000	10,963,868
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	710,174
3.66%, 05/15/2025(2)	1,300,000	1,391,461
CSC Holdings LLC
4.13%, 12/01/2030(2)	200,000	203,850
4.63%, 12/01/2030(2)	200,000	200,946
5.38%, 02/01/2028(2)	530,000	559,812
5.50%, 04/15/2027(2)	2,300,000	2,420,980
6.50%, 02/01/2029(2)	1,060,000	1,181,900
Discovery Communications LLC
3.95%, 03/20/2028	8,250,000	9,380,293
5.00%, 09/20/2037	5,630,000	6,700,612
DISH DBS Corp.
6.75%, 06/01/2021	4,250,000	4,356,250
eBay, Inc.
2.70%, 03/11/2030	2,400,000	2,543,650
4.00%, 07/15/2042	720,000	807,713
Expedia Group, Inc.
3.25%, 02/15/2030	19,675,000	18,909,948
3.60%, 12/15/2023(2)	1,700,000	1,736,774
4.63%, 08/01/2027(2)	6,930,000	7,278,111
5.00%, 02/15/2026	4,395,000	4,693,099
6.25%, 05/01/2025(2)	5,885,000	6,485,035
7.00%, 05/01/2025(2)	2,729,000	2,951,388
Fox Corp.
4.71%, 01/25/2029	1,505,000	1,802,400
Frontier Communications Corp.
8.00%, 04/01/2027(2)(6)	864,000	861,015
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030(2)	5,800,000	5,713,870

HKT Capital No 4 Ltd.
3.00%, 07/14/2026		3,135,000	3,330,964
iHeartCommunications, Inc.
5.25%, 08/15/2027(2)		1,710,000	1,667,250
6.38%, 05/01/2026		5,266,000	5,485,987
8.38%, 05/01/2027		6,299,000	6,204,515
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)(6)		710,000	234,300
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)		960,000	602,400
8.00%, 02/15/2024(2)(6)		10,156,000	10,308,340
8.50%, 10/15/2024(2)(6)		11,280,000	7,275,600
9.75%, 07/15/2025(2)(6)		15,687,000	10,274,985
Intelsat Luxembourg SA
7.75%, 06/01/2021(6)		8,455,000	338,200
Interpublic Group of Companies, Inc.
3.50%, 10/01/2020		1,130,000	1,130,000
4.00%, 03/15/2022		216,000	225,352
Koninklijke KPN NV
8.38%, 10/01/2030		2,750,000	4,000,669
Level 3 Financing, Inc.
3.88%, 11/15/2029(2)		3,000,000	3,247,172
4.63%, 09/15/2027(2)		2,216,000	2,276,940
5.38%, 01/15/2024		600,000	605,520
5.38%, 05/01/2025		1,474,000	1,518,404
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753,000	7,690,881
Netflix, Inc.
3.63%, 05/15/2027	EUR	15,245,000	19,298,558
3.63%, 06/15/2030		12,461,000	15,815,216
3.88%, 11/15/2029		2,000,000	2,585,252
4.63%, 05/15/2029		5,400,000	7,312,571
4.88%, 04/15/2028		$145,000	162,037
4.88%, 06/15/2030(2)		1,005,000	1,145,700
5.38%, 11/15/2029(2)		481,000	566,931
5.50%, 02/15/2022		300,000	314,250
Nokia OYJ
3.38%, 06/12/2022		280,000	286,132
4.38%, 06/12/2027		4,255,000	4,518,278
Sirius XM Radio, Inc.
4.63%, 07/15/2024(2)		275,000	284,453
5.00%, 08/01/2027(2)		1,385,000	1,446,729
5.38%, 07/15/2026(2)		510,000	530,757
5.50%, 07/01/2029(2)		115,000	123,648
Sprint Capital Corp.
6.88%, 11/15/2028		150,000	186,800

Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,924,175
11.50%, 11/15/2021		700,000	767,690
Sprint Corp.
7.13%, 06/15/2024		200,000	230,122
7.25%, 09/15/2021		19,338,000	20,232,382
7.63%, 03/01/2026		137,000	165,549
7.88%, 09/15/2023		9,883,000	11,323,447
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		4,451,750	4,501,610
4.74%, 03/20/2025(2)		27,610,000	29,853,312
5.15%, 03/20/2028(2)		17,736,000	20,884,140
Telefonica Emisiones SA
5.52%, 03/01/2049		10,675,000	13,267,903
Tencent Holdings Ltd.
1.81%, 01/26/2026		5,757,000	5,869,423
3.58%, 04/11/2026		6,583,000	7,285,726
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	377,926
4.50%, 09/15/2042		13,975,000	15,153,392
5.50%, 09/01/2041		11,204,000	13,549,854
5.88%, 11/15/2040		6,491,000	8,075,400
T-Mobile USA, Inc.
2.05%, 02/15/2028(2)		2,720,000	2,779,949
2.55%, 02/15/2031(2)		13,701,000	14,195,332
3.75%, 04/15/2027(2)		22,255,000	24,915,363
3.88%, 04/15/2030(2)		39,568,000	44,990,003
4.50%, 02/01/2026		1,238,000	1,275,635
4.50%, 04/15/2050(2)		2,613,000	3,140,721
4.75%, 02/01/2028		3,143,000	3,362,193
6.00%, 03/01/2023		876,000	878,278
6.00%, 04/15/2024		329,000	335,889
Uber Technologies, Inc.
6.25%, 01/15/2028(2)		3,200,000	3,284,000
United Group BV
4.88%, 07/01/2024(2)	EUR	200,000	236,835
4.88%, 07/01/2024		8,300,000	9,828,648
Univision Communications, Inc.
5.13%, 02/15/2025(2)		$7,686,000	7,282,485
6.63%, 06/01/2027(2)		6,678,000	6,519,398
Verizon Communications, Inc.
4.75%, 11/01/2041		685,000	913,701
ViacomCBS, Inc.
3.70%, 08/15/2024		1,500,000	1,641,793
4.20%, 05/19/2032		2,355,000	2,688,159
4.95%, 01/15/2031		10,430,000	12,472,849

ViaSat, Inc.
5.63%, 09/15/2025(2)	175,000	171,500
5.63%, 04/15/2027(2)	105,000	108,019
Virgin Media Secured Finance Plc
5.50%, 08/15/2026(2)	1,285,000	1,339,613
5.50%, 05/15/2029(2)	6,899,000	7,405,732
Vodafone Group Plc
4.25%, 09/17/2050	6,885,000	7,967,126
4.38%, 05/30/2028	8,820,000	10,437,993
4.88%, 06/19/2049	6,963,000	8,632,718
5.00%, 05/30/2038	5,045,000	6,278,666
5.25%, 05/30/2048	15,065,000	19,421,649
Walt Disney Co.
2.65%, 01/13/2031	5,465,000	5,883,241
3.60%, 01/13/2051	11,500,000	12,949,633
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(2)	222,000	218,115
Ziggo BV
5.50%, 01/15/2027(2)	6,005,000	6,290,238

Total Communications		1,044,637,894

Consumer, Cyclical – 2.90%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(2)	132,000	134,435
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)	212,770	194,769
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,538,463	1,276,436
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	11,894,603	9,701,752
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(2)	1,545,000	1,617,773
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022(2)	995,000	1,027,254
3.55%, 07/26/2027(2)	3,000,000	3,356,133
3.80%, 01/25/2050(2)	4,513,000	4,948,856
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	742,423	723,812
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,307,378	1,086,509
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	7,893,648	5,680,830
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	493,715	473,697
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	395,969	273,498
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	3,329,100	2,253,686
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	4,615,819	3,224,853

American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	731,240	692,468
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	6,726,147	4,278,406
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	10,959,574	7,241,050
AutoNation, Inc.
3.35%, 01/15/2021	770,000	773,367
4.75%, 06/01/2030	1,030,000	1,218,960
AutoZone, Inc.
3.63%, 04/15/2025	5,645,000	6,293,485
4.00%, 04/15/2030	8,465,000	10,033,336
BMW US Capital LLC
3.10%, 04/12/2021(2)	5,495,000	5,573,396
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)	3,224,590	2,679,633
Caesars Entertainment, Inc.
6.25%, 07/01/2025(2)	7,328,000	7,639,440
Churchill Downs, Inc.
4.75%, 01/15/2028(2)	2,652,000	2,665,260
5.50%, 04/01/2027(2)	4,997,000	5,215,869
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	3,760,009	3,687,487
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,547,997	1,485,596
Daimler Finance North America LLC
1.18% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)	8,420,000	8,450,171
2.70%, 06/14/2024(2)	500,000	528,985
3.00%, 02/22/2021(2)	2,210,000	2,231,221
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	21,991	21,992
Delta Air Lines, Inc.
3.40%, 04/19/2021	350,000	348,654
3.63%, 03/15/2022	3,757,000	3,694,347
7.00%, 05/01/2025(2)	6,960,000	7,640,827
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025(2)	80,000	82,100
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)	4,234,000	4,064,640
Dillard’s, Inc.
7.00%, 12/01/2028	380,000	392,510
7.75%, 07/15/2026	135,000	140,300
7.75%, 05/15/2027	85,000	91,613
Dollar General Corp.
3.50%, 04/03/2030	3,125,000	3,554,409
DR Horton, Inc.
4.38%, 09/15/2022	10,658,000	11,304,771

FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	348,168
Ferguson Finance Plc
3.25%, 06/02/2030(2)		$5,220,000	5,667,784
Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(3)	EUR	220,000	252,527
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(3)		610,000	687,871
0.68% (3 Month LIBOR USD + 0.43%), 11/02/2020(1)		$3,110,000	3,100,303
1.11% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		400,000	394,152
1.15% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,256,851
1.50% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	334,308
1.52% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	460,095
1.74%, 07/19/2024	EUR	1,200,000	1,308,792
2.34%, 11/02/2020		$7,795,000	7,785,256
3.20%, 01/15/2021		3,750,000	3,742,078
3.22%, 01/09/2022		3,950,000	3,944,865
3.34%, 03/18/2021		12,400,000	12,406,820
3.34%, 03/28/2022		6,489,000	6,463,693
3.55%, 10/07/2022		4,200,000	4,147,500
3.81%, 10/12/2021		4,810,000	4,822,025
5.75%, 02/01/2021		2,865,000	2,887,548
5.88%, 08/02/2021		3,600,000	3,667,500
Gap, Inc.
8.38%, 05/15/2023(2)		1,225,000	1,353,625
8.63%, 05/15/2025(2)		5,413,000	5,927,235
8.88%, 05/15/2027(2)		2,759,000	3,138,362
General Motors Co.
1.15% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	2,999,979
5.20%, 04/01/2045		8,720,000	9,379,063
5.40%, 04/01/2048		17,865,000	19,739,246
6.25%, 10/02/2043		65,000	76,897
6.60%, 04/01/2036		975,000	1,185,114
6.80%, 10/01/2027(14)		516,000	627,081
General Motors Financial Co., Inc.
0.06% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(3)	EUR	450,000	521,193
1.12% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		$290,000	289,862
3.15%, 06/30/2022		3,715,000	3,815,991
3.20%, 07/06/2021		3,525,000	3,578,300
3.45%, 04/10/2022		1,470,000	1,511,264
3.55%, 04/09/2021		11,000,000	11,150,598
4.00%, 10/06/2026		1,590,000	1,706,249
4.20%, 03/01/2021		1,655,000	1,675,251
4.20%, 11/06/2021		2,110,000	2,178,607
4.30%, 07/13/2025		540,000	587,564
4.35%, 04/09/2025		1,530,000	1,659,468
4.38%, 09/25/2021		8,020,000	8,273,862
5.10%, 01/17/2024		13,185,000	14,419,211

Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,298,921
Hasbro, Inc.
3.00%, 11/19/2024		4,910,000	5,201,509
3.55%, 11/19/2026		2,270,000	2,412,283
Hyatt Hotels Corp.
3.25% (3 Month LIBOR USD + 3.00%), 09/01/2022(1)		5,000,000	5,006,716
Hyundai Capital America
1.80%, 10/15/2025(2)		2,695,000	2,680,138
2.38%, 02/10/2023(2)		4,575,000	4,696,597
InterContinental Hotels Group Plc
2.13%, 08/24/2026	GBP	400,000	484,922
2.13%, 05/15/2027	EUR	200,000	232,811
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		$3,500,000	3,619,806
L Brands, Inc.
6.63%, 10/01/2030(2)		3,790,000	3,856,325
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,200,000	1,215,529
3.50%, 08/18/2026		1,965,000	1,990,768
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		2,647,488	2,197,415
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,880,981
4.88%, 12/15/2023		510,000	548,314
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(2)		1,819,000	1,703,603
Magna International, Inc.
4.15%, 10/01/2025		665,000	758,674
Marriott International, Inc.
4.63%, 06/15/2030		1,174,000	1,256,295
5.75%, 05/01/2025		4,300,000	4,794,454
Marriott Ownership Resorts, Inc.
6.13%, 09/15/2025(2)		590,000	615,978
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	2,880,857
5.63%, 07/17/2027(2)		400,000	414,715
MGM China Holdings Ltd.
5.25%, 06/18/2025(2)		2,100,000	2,126,250
5.88%, 05/15/2026(2)		700,000	721,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(2)		4,860,000	5,060,475
Mitchells & Butlers Finance Plc
0.70% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		8,880,277	7,459,433
6.01%, 12/15/2028	GBP	306,614	403,549

Nissan Motor Acceptance Corp.
1.16% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)	$791,000	781,818
1.90%, 09/14/2021(2)	650,000	652,628
3.15%, 03/15/2021(2)	400,000	403,243
3.65%, 09/21/2021(2)	300,000	305,949
Nissan Motor Co. Ltd.
4.81%, 09/17/2030(2)	42,000,000	42,116,592
NVR, Inc.
3.00%, 05/15/2030	6,227,000	6,719,653
Panasonic Corp.
2.54%, 07/19/2022(2)	985,000	1,016,408
PetSmart, Inc.
5.88%, 06/01/2025(2)	172,000	176,059
QVC, Inc.
4.38%, 03/15/2023	4,322,000	4,493,238
4.45%, 02/15/2025	482,000	495,255
4.85%, 04/01/2024	3,107,000	3,247,126
Rite Aid Corp.
8.00%, 11/15/2026(2)	1,528,000	1,526,090
Ross Stores, Inc.
4.80%, 04/15/2030	2,215,000	2,684,760
5.45%, 04/15/2050	3,575,000	4,657,624
Royal Caribbean Cruises Ltd.
10.88%, 06/01/2023(2)	3,439,000	3,847,105
11.50%, 06/01/2025(2)	5,306,000	6,166,891
Sands China Ltd.
3.80%, 01/08/2026(2)	1,200,000	1,252,788
4.38%, 06/18/2030(2)	1,000,000	1,054,900
4.60%, 08/08/2023	4,200,000	4,477,662
5.13%, 08/08/2025	9,223,000	10,062,016
5.40%, 08/08/2028	2,000,000	2,224,840
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(2)	1,415,000	1,409,694
Southwest Airlines Co.
4.75%, 05/04/2023	611,000	652,462
5.13%, 06/15/2027	1,458,000	1,588,048
5.25%, 05/04/2025	516,000	568,193
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022	55,531	54,885
Staples, Inc.
7.50%, 04/15/2026(2)	111,000	102,282
Starbucks Corp.
2.25%, 03/12/2030	310,000	321,729
3.80%, 08/15/2025	5,465,000	6,174,649
Toyota Motor Credit Corp.
2.65%, 04/12/2022	17,580,000	18,182,207
2.95%, 04/13/2021	14,545,000	14,748,802
Toyota Motor Finance Netherlands BV
2.76%, 04/26/2021	1,500,000	1,514,163

United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		581,276	481,323
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		5,607,870	4,347,745
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,495,000	1,299,283
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		930,000	879,238
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,408,374	1,199,929
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,396,963	1,149,142
Vail Resorts, Inc.
6.25%, 05/15/2025(2)		330,000	350,213
Volkswagen Bank GmbH
0.00% (3 Month EURIBOR + 0.42%), 06/15/2021(1)(3)	EUR	1,400,000	1,640,668
0.63%, 09/08/2021		7,500,000	8,845,185
1.88%, 01/31/2024		300,000	366,019
Volkswagen Group of America Finance LLC
1.02% (3 Month LIBOR USD + 0.77%), 11/13/2020(1)(2)		$8,300,000	8,305,367
1.08% (3 Month LIBOR USD + 0.86%), 09/24/2021(1)(2)		4,300,000	4,316,236
1.20% (3 Month LIBOR USD + 0.94%), 11/12/2021(1)(2)		8,300,000	8,340,603
2.50%, 09/24/2021(2)		2,350,000	2,393,566
2.70%, 09/26/2022(2)		6,040,000	6,260,887
2.85%, 09/26/2024(2)		2,640,000	2,805,502
3.20%, 09/26/2026(2)		2,970,000	3,245,793
3.35%, 05/13/2025(2)		9,230,000	10,076,611
4.63%, 11/13/2025(2)		6,525,000	7,580,740
Volkswagen Leasing GmbH
0.02% (3 Month EURIBOR + 0.45%), 07/06/2021(1)(3)	EUR	400,000	468,566
1.63%, 08/15/2025		3,095,000	3,768,940
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		$2,550,000	2,807,773
4.80%, 11/18/2044		926,000	1,011,478
Wyndham Destinations, Inc.
3.90%, 03/01/2023		1,170,000	1,146,600
4.25%, 03/01/2022		40,000	39,760
5.65%, 04/01/2024		72,000	73,080
6.00%, 04/01/2027		6,035,000	6,189,647
6.60%, 10/01/2025		1,120,000	1,173,435
Wynn Macau Ltd.
5.13%, 12/15/2029(2)		600,000	575,685
5.50%, 01/15/2026(2)		2,600,000	2,562,300
5.50%, 10/01/2027(2)		2,000,000	1,940,000
Yum! Brands, Inc.
4.75%, 01/15/2030(2)		750,000	808,125
7.75%, 04/01/2025(2)		1,050,000	1,160,250

Total Consumer, Cyclical			611,278,510

Consumer, Non-cyclical – 5.53%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	7,101,170
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,051,878
2.95%, 11/21/2026(2)		10,520,000	11,459,747
3.20%, 11/21/2029(2)		1,270,000	1,396,411
3.45%, 03/15/2022(2)		29,820,000	30,893,033
3.60%, 05/14/2025		2,850,000	3,158,221
3.80%, 03/15/2025(2)		3,618,000	4,014,662
4.05%, 11/21/2039(2)		6,934,000	7,919,303
4.25%, 11/14/2028		4,500,000	5,347,156
4.25%, 11/21/2049(2)		15,370,000	18,154,295
4.40%, 11/06/2042		1,994,000	2,369,208
4.45%, 05/14/2046		5,880,000	6,988,175
4.70%, 05/14/2045		5,020,000	6,159,634
4.88%, 11/14/2048		10,355,000	13,125,762
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(2)		4,985,000	5,001,743
Aetna, Inc.
2.80%, 06/15/2023		2,000,000	2,107,475
3.50%, 11/15/2024		3,370,000	3,692,260
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(2)		1,640,000	1,799,146
Alcon Finance Corp.
2.60%, 05/27/2030(2)		3,200,000	3,386,495
Amgen, Inc.
2.60%, 08/19/2026		3,200,000	3,473,958
4.40%, 05/01/2045		6,151,000	7,624,694
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050		5,425,000	6,503,004
4.60%, 04/15/2048		5,200,000	6,187,721
4.90%, 02/01/2046		2,455,000	3,043,188
Anthem, Inc.
2.25%, 05/15/2030		2,945,000	3,022,416
2.50%, 11/21/2020		15,420,000	15,465,915
3.65%, 12/01/2027		2,580,000	2,937,617
4.38%, 12/01/2047		1,000,000	1,222,199
Ascension Health
3.95%, 11/15/2046		825,000	1,024,714
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,831,444
Avantor Funding, Inc.
4.63%, 07/15/2028(2)		1,025,000	1,063,437
Avon International Capital Plc
6.50%, 08/15/2022(2)		184,000	184,460

B&G Foods, Inc.
5.25%, 09/15/2027	1,390,000	1,450,215
Bacardi Ltd.
4.70%, 05/15/2028(2)	2,047,000	2,377,637
5.30%, 05/15/2048(2)	2,730,000	3,414,950
Banner Health
2.34%, 01/01/2030	781,000	810,581
3.18%, 01/01/2050	543,000	589,857
BAT Capital Corp.
2.26%, 03/25/2028	13,100,000	13,131,938
2.73%, 03/25/2031	29,370,000	29,088,790
3.56%, 08/15/2027	7,240,000	7,822,560
4.54%, 08/15/2047	10,555,000	11,280,474
BAT International Finance Plc
1.67%, 03/25/2026	1,870,000	1,875,902
3.25%, 06/07/2022(2)	2,200,000	2,293,072
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	1,395,000	1,532,756
Bayer US Finance II LLC
2.75%, 07/15/2021(2)	3,100,000	3,151,378
3.38%, 07/15/2024(2)	915,000	991,356
4.25%, 12/15/2025(2)	5,060,000	5,784,426
4.38%, 12/15/2028(2)	6,085,000	7,140,942
4.40%, 07/15/2044(2)	4,200,000	4,747,938
4.88%, 06/25/2048(2)	11,025,000	13,652,073
Bayer US Finance LLC
3.38%, 10/08/2024(2)	5,000,000	5,438,419
Becton Dickinson & Co.
2.82%, 05/20/2030	5,385,000	5,803,292
3.36%, 06/06/2024	10,060,000	10,882,908
3.70%, 06/06/2027	13,027,000	14,763,524
3.73%, 12/15/2024	1,560,000	1,724,253
3.79%, 05/20/2050	5,285,000	5,897,615
4.67%, 06/06/2047	3,490,000	4,300,534
7.00%, 08/01/2027	361,000	454,716
Bristol-Myers Squibb Co.
5.25%, 08/15/2043	1,940,000	2,737,316
Cardinal Health, Inc.
3.75%, 09/15/2025	3,935,000	4,402,212
4.50%, 11/15/2044	905,000	984,378
4.90%, 09/15/2045	960,000	1,108,559
Centene Corp.
3.00%, 10/15/2030	17,298,000	17,622,338
3.38%, 02/15/2030	8,485,000	8,803,188
4.25%, 12/15/2027	14,005,000	14,655,252
4.63%, 12/15/2029	4,275,000	4,611,272

4.75%, 05/15/2022	383,000	387,788
5.38%, 06/01/2026(2)	3,100,000	3,271,957
5.38%, 08/15/2026(2)	5,000,000	5,295,875
CHS/Community Health Systems, Inc.
6.25%, 03/31/2023	28,091,000	27,458,952
6.63%, 02/15/2025(2)	3,869,000	3,742,871
8.00%, 03/15/2026(2)	4,312,000	4,233,899
8.63%, 01/15/2024(2)	8,172,000	8,131,140
Cigna Corp.
3.40%, 03/01/2027	6,858,000	7,686,285
4.38%, 10/15/2028	15,030,000	17,850,421
4.50%, 02/25/2026	16,415,000	19,141,502
4.80%, 08/15/2038	3,350,000	4,152,005
4.90%, 12/15/2048	8,640,000	11,240,253
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	169,338
Constellation Brands, Inc.
3.75%, 05/01/2050	5,000,000	5,570,816
CoStar Group, Inc.
2.80%, 07/15/2030(2)	1,000,000	1,035,470
CVS Health Corp.
1.30%, 08/21/2027	4,125,000	4,060,664
2.70%, 08/21/2040	1,640,000	1,568,655
3.25%, 08/15/2029	6,270,000	6,936,918
4.10%, 03/25/2025	2,002,000	2,261,955
4.25%, 04/01/2050	5,265,000	6,174,523
4.75%, 12/01/2022(2)	56,000	60,380
5.05%, 03/25/2048	32,635,000	41,502,193
5.13%, 07/20/2045	3,735,000	4,701,703
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	63,612	73,427
5.77%, 01/10/2033	2,335,952	2,696,393
6.04%, 12/10/2028	1,288,176	1,464,281
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)	10,341,245	10,823,522
DP World Crescent Ltd.
4.85%, 09/26/2028	1,050,000	1,162,455
Duke University
2.83%, 10/01/2055	3,000,000	3,171,510
Elanco Animal Health, Inc.
5.27%, 08/28/2023	2,840,000	3,042,350
5.90%, 08/28/2028	4,195,000	4,845,225
Encompass Health Corp.
4.75%, 02/01/2030	2,977,000	3,020,286
Equifax, Inc.
3.10%, 05/15/2030	1,380,000	1,502,445
3.60%, 08/15/2021	2,285,000	2,344,960

ERAC USA Finance LLC
2.60%, 12/01/2021(2)		1,180,000	1,200,483
3.80%, 11/01/2025(2)		4,605,000	5,129,074
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050		8,105,000	8,601,521
Ford Foundation
2.82%, 06/01/2070		880,000	915,009
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031(2)		20,000,000	19,771,835
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	580,326
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	117,665
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,669,416
George Washington University
3.55%, 09/15/2046		740,000	812,198
Gilead Sciences, Inc.
4.60%, 09/01/2035		3,961,000	5,087,431
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		16,375,000	16,387,108
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,650,985	4,787,235
5.11%, 03/15/2034		450,000	627,572
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050		$6,060,000	5,936,288
HCA, Inc.
4.13%, 06/15/2029		1,540,000	1,740,051
4.50%, 02/15/2027		4,000,000	4,490,850
5.00%, 03/15/2024		7,416,000	8,310,345
5.13%, 06/15/2039		3,000,000	3,634,906
5.25%, 04/15/2025		5,314,000	6,133,078
5.25%, 06/15/2049		29,105,000	35,387,174
5.88%, 05/01/2023		844,000	918,732
7.50%, 11/06/2033		1,035,000	1,376,550
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,376,972
Humana, Inc.
3.15%, 12/01/2022		3,503,000	3,678,110
3.85%, 10/01/2024		4,014,000	4,435,826
4.88%, 04/01/2030		7,665,000	9,573,889
IHS Markit Ltd.
4.00%, 03/01/2026(2)		1,500,000	1,672,500
4.25%, 05/01/2029		2,585,000	2,998,807
4.75%, 02/15/2025(2)		3,900,000	4,418,544
4.75%, 08/01/2028		3,425,000	4,074,346
5.00%, 11/01/2022(2)		5,186,000	5,565,352

Imperial Brands Finance Plc
3.75%, 07/21/2022(2)		3,710,000	3,876,208
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	117,840
2.88%, 06/15/2028		4,000,000	4,736,698
Japan Tobacco, Inc.
2.00%, 04/13/2021		$5,230,000	5,267,192
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025(2)		3,530,000	3,638,724
6.75%, 02/15/2028(2)		2,130,000	2,316,205
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030(2)		5,675,000	6,185,750
6.50%, 04/15/2029(2)		735,000	815,828
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)		2,380,000	2,422,293
Kraft Heinz Foods Co.
3.00%, 06/01/2026		2,108,000	2,170,525
3.88%, 05/15/2027(2)		16,583,000	17,664,212
3.95%, 07/15/2025		64,000	69,496
4.25%, 03/01/2031(2)		11,316,000	12,406,866
4.38%, 06/01/2046		20,816,000	21,368,008
4.88%, 10/01/2049(2)		13,110,000	13,807,572
5.00%, 06/04/2042		8,171,000	8,937,154
5.50%, 06/01/2050(2)		1,086,000	1,242,171
Kroger Co.
5.40%, 01/15/2049		3,561,000	4,904,956
Merck & Co., Inc.
2.45%, 06/24/2050		4,355,000	4,331,808
Methodist Hospital
2.71%, 12/01/2050		6,060,000	6,047,895
Molina Healthcare, Inc.
4.38%, 06/15/2028(2)		4,418,000	4,508,569
5.38%, 11/15/2022		1,913,000	1,999,085
Moody’s Corp.
3.25%, 05/20/2050		52,000	55,536
Mylan NV
5.25%, 06/15/2046		5,065,000	6,274,072
Mylan, Inc.
5.20%, 04/15/2048		1,145,000	1,416,819
5.40%, 11/29/2043		1,290,000	1,631,213
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)		2,980,000	3,160,350
Nestle Holdings, Inc.
0.38%, 01/15/2024(2)		19,580,000	19,499,165
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,968,375
NYU Langone Hospitals
4.43%, 07/01/2042		2,000,000	2,344,339

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.25%, 02/01/2028(2)		944,000	981,760
7.38%, 06/01/2025(2)		386,000	391,790
Par Pharmaceutical, Inc.
7.50%, 04/01/2027(2)		879,000	920,911
Partners Healthcare System, Inc.
3.34%, 07/01/2060		4,375,000	4,791,136
Perrigo Finance Unlimited Co.
3.15%, 06/15/2030		9,205,000	9,539,238
3.90%, 12/15/2024		3,800,000	4,109,398
4.38%, 03/15/2026		5,490,000	6,134,017
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(2)		530,000	547,225
Post Holdings, Inc.
4.63%, 04/15/2030(2)		2,260,000	2,324,975
5.00%, 08/15/2026(2)		1,570,000	1,609,250
5.75%, 03/01/2027(2)		3,220,000	3,385,025
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,200,000	1,470,449
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030		$6,480,000	6,309,160
2.80%, 09/15/2050		1,900,000	1,768,282
RELX Capital, Inc.
3.00%, 05/22/2030		1,142,000	1,248,804
Reynolds American, Inc.
3.25%, 11/01/2022		1,215,000	1,254,041
4.45%, 06/12/2025		10,905,000	12,269,450
5.70%, 08/15/2035		3,650,000	4,552,695
5.85%, 08/15/2045		9,235,000	11,193,517
Royalty Pharma Plc
1.75%, 09/02/2027(2)		4,500,000	4,496,085
2.20%, 09/02/2030(2)		7,500,000	7,456,162
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,512,850
Sigma Finance Netherlands BV
4.88%, 03/27/2028		2,500,000	2,756,275
Smithfield Foods, Inc.
3.00%, 10/15/2030(2)		925,000	934,324
4.25%, 02/01/2027(2)		1,290,000	1,408,919
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	513,750
Suntory Holdings Ltd.
2.55%, 06/28/2022(2)		810,000	834,010
Tenet Healthcare Corp.
4.63%, 07/15/2024		61,000	61,153
4.63%, 09/01/2024(2)		4,500,000	4,536,540

4.88%, 01/01/2026(2)		4,987,000	5,061,805
7.50%, 04/01/2025(2)		2,325,000	2,505,188
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,312,376
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/2023	EUR	300,000	324,447
3.25%, 04/15/2022		1,300,000	1,517,326
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	11,079,021
2.80%, 07/21/2023		4,490,000	4,293,563
3.15%, 10/01/2026		8,710,000	7,686,575
4.10%, 10/01/2046		2,340,000	1,946,178
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(2)		2,915,000	2,973,615
3.38%, 03/22/2027(2)		2,635,000	2,847,364
Unilever Capital Corp.
3.00%, 03/07/2022		5,625,000	5,839,668
UnitedHealth Group, Inc.
2.00%, 05/15/2030		2,695,000	2,815,895
2.75%, 05/15/2040		5,320,000	5,586,772
3.50%, 08/15/2039		1,430,000	1,639,903
3.70%, 08/15/2049		475,000	566,955
3.88%, 12/15/2028		1,070,000	1,269,888
3.88%, 08/15/2059		1,367,000	1,653,185
4.20%, 01/15/2047		1,288,000	1,625,253
4.25%, 06/15/2048		5,000,000	6,360,738
4.75%, 07/15/2045		1,712,000	2,309,620
Universal Health Services, Inc.
5.00%, 06/01/2026(2)		7,497,000	7,759,395
Upjohn, Inc.
4.00%, 06/22/2050(2)		8,745,000	9,310,054
US Renal Care, Inc.
10.63%, 07/15/2027(2)		558,000	591,480
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,519,949
William Marsh Rice University
3.77%, 05/15/2055		2,100,000	2,671,744
Zimmer Biomet Holdings, Inc.
0.98% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)		970,000	970,167
1.16%, 11/15/2027	EUR	1,200,000	1,415,901
Zoetis, Inc.
3.45%, 11/13/2020		$600,000	600,558

Total Consumer, Non-cyclical			1,167,779,470

Diversified – 0.02%
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)		4,215,368	4,561,977

Total Diversified			4,561,977

Energy – 3.00%
Aker BP ASA
2.88%, 01/15/2026(2)	1,685,000	1,668,339
3.00%, 01/15/2025(2)	1,645,000	1,649,774
3.75%, 01/15/2030(2)	5,720,000	5,543,798
4.00%, 01/15/2031(2)	3,590,000	3,540,076
5.88%, 03/31/2025(2)	4,870,000	5,063,805
Antero Resources Corp.
5.00%, 03/01/2025	5,461,000	3,413,125
5.13%, 12/01/2022	1,893,000	1,542,795
5.63%, 06/01/2023	1,250,000	906,250
BG Energy Capital Plc
4.00%, 10/15/2021(2)	1,100,000	1,138,359
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	338,809
3.40%, 02/15/2031	5,475,000	5,362,538
4.95%, 12/15/2024	2,655,000	2,914,546
5.95%, 06/01/2026	8,415,000	9,795,164
BP Capital Markets America, Inc.
2.11%, 09/16/2021	5,210,000	5,288,716
3.00%, 02/24/2050	1,280,000	1,217,333
3.63%, 04/06/2030	11,060,000	12,696,738
4.74%, 03/11/2021	3,025,000	3,082,622
Cameron LNG LLC
2.90%, 07/15/2031(2)	1,630,000	1,794,748
3.30%, 01/15/2035(2)	1,785,000	2,012,057
3.70%, 01/15/2039(2)	1,330,000	1,490,986
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,349,981
3.85%, 06/01/2027	890,000	958,757
6.25%, 03/15/2038	1,345,000	1,595,067
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(2)	16,815,000	17,466,636
5.13%, 06/30/2027	2,500,000	2,783,511
5.88%, 03/31/2025	3,220,000	3,669,689
Cheniere Energy Partners LP
5.25%, 10/01/2025	510,000	521,730
Cheniere Energy, Inc.
4.63%, 10/15/2028(2)	5,005,000	5,136,381
Chevron Corp.
2.42%, 11/17/2020	1,550,000	1,552,464
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	8,650,000	9,493,634
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	2,750,000	3,033,073
Concho Resources, Inc.
2.40%, 02/15/2031	960,000	917,331

Continental Resources, Inc.
3.80%, 06/01/2024	4,910,000	4,552,110
DCP Midstream Operating LP
6.75%, 09/15/2037(2)	1,830,000	1,756,800
8.13%, 08/16/2030	205,000	231,750
Diamondback Energy, Inc.
2.88%, 12/01/2024	4,750,000	4,808,540
3.25%, 12/01/2026	4,940,000	4,946,148
3.50%, 12/01/2029	11,250,000	10,846,687
5.38%, 05/31/2025	7,025,000	7,294,146
Energy Transfer Operating LP
2.90%, 05/15/2025	6,950,000	6,986,156
4.05%, 03/15/2025	415,000	436,067
4.50%, 04/15/2024	985,000	1,043,191
4.65%, 06/01/2021	860,000	873,477
4.75%, 01/15/2026	4,720,000	5,029,422
4.95%, 06/15/2028	3,235,000	3,424,169
5.00%, 05/15/2050	4,179,000	3,836,202
5.15%, 03/15/2045	700,000	632,707
5.25%, 04/15/2029	2,155,000	2,317,279
5.50%, 06/01/2027	4,105,000	4,476,988
5.88%, 01/15/2024	3,180,000	3,497,454
6.00%, 06/15/2048	3,990,000	4,006,259
6.25%, 04/15/2049	5,275,000	5,428,193
6.50%, 02/01/2042	1,000,000	1,036,264
Energy Transfer Partners LP
4.50%, 11/01/2023	2,385,000	2,534,366
5.00%, 10/01/2022	1,600,000	1,681,948
5.88%, 03/01/2022	1,521,000	1,587,507
ENI SpA
4.75%, 09/12/2028(2)	4,075,000	4,736,683
EnLink Midstream Partners LP
4.15%, 06/01/2025	3,885,000	3,345,102
5.05%, 04/01/2045	3,141,000	2,000,597
5.60%, 04/01/2044	3,568,000	2,292,440
EQT Corp.
3.90%, 10/01/2027	2,023,000	1,843,459
7.88%, 02/01/2025	1,770,000	1,961,956
8.75%, 02/01/2030	1,175,000	1,388,345
Equinor ASA
3.70%, 04/06/2050	4,490,000	5,138,548
Exxon Mobil Corp.
2.61%, 10/15/2030	2,895,000	3,122,607
3.48%, 03/19/2030	2,765,000	3,189,685
4.23%, 03/19/2040	2,505,000	3,063,897
4.33%, 03/19/2050	12,045,000	14,970,347
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022	3,400,000	3,551,314

Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022	3,000,000	3,148,800
6.51%, 03/07/2022	4,045,000	4,297,521
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)	510,000	512,774
2.60%, 10/15/2025(2)	1,575,000	1,580,077
3.45%, 10/15/2027(2)	1,420,000	1,452,944
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	131,150
Hess Corp.
4.30%, 04/01/2027	4,305,000	4,491,197
5.60%, 02/15/2041	4,660,000	5,034,278
KazMunayGas National Co. JSC
5.38%, 04/24/2030	1,367,000	1,595,726
5.75%, 04/19/2047	1,187,000	1,406,263
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	150,000	165,833
5.00%, 08/15/2042	30,000	33,294
Kinder Morgan, Inc.
4.30%, 06/01/2025	14,500,000	16,314,440
5.05%, 02/15/2046	150,000	169,912
5.30%, 12/01/2034	2,450,000	2,886,017
Leviathan Bond Ltd.
6.13%, 06/30/2025(2)	2,440,000	2,516,250
MPLX LP
4.25%, 12/01/2027	5,655,000	6,354,229
5.25%, 01/15/2025	390,000	404,319
Newfield Exploration Co.
5.63%, 07/01/2024	6,390,000	6,215,062
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 04/15/2026	1,850,000	1,147,130
Noble Holding International Ltd.
7.88%, 02/01/2026(2)(6)	306,000	73,881
NuStar Logistics LP
5.75%, 10/01/2025	2,345,000	2,421,916
Occidental Petroleum Corp.
1.73% (3 Month LIBOR USD + 1.45%), 08/15/2022(1)	313,000	285,613
2.90%, 08/15/2024	8,795,000	7,461,942
5.55%, 03/15/2026	2,820,000	2,554,666
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021	77,708	71,103
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022	37,092	33,383
ONEOK Partners LP
3.38%, 10/01/2022	1,100,000	1,142,697
ONEOK, Inc.
4.25%, 02/01/2022	470,000	486,469

Pan American Energy LLC/Argentina
29.68% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 11/20/2020(1)	ARS	94,653,000	1,259,919
Pertamina Persero PT
3.10%, 08/27/2030(2)		$3,063,000	3,155,339
6.00%, 05/03/2042		480,000	580,880
Petrobras Global Finance BV
5.09%, 01/15/2030		7,528,000	7,910,799
6.25%, 12/14/2026	GBP	4,359,000	6,203,725
6.90%, 03/19/2049		$1,445,000	1,606,985
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		2,052,000	51,300
5.50%, 04/12/2037(6)		2,500,000	62,500
6.00%, 05/16/2024(6)		2,312,000	57,800
6.00%, 11/15/2026(6)		4,600,000	115,000
9.00%, 11/17/2021(6)		200,000	5,000
9.75%, 05/17/2035(6)		830,000	20,750
Petroleos del Peru SA
4.75%, 06/19/2032		2,378,000	2,575,374
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	234,536
5.95%, 01/28/2031(2)		8,650,000	7,193,513
6.49%, 01/23/2027(2)		1,540,000	1,442,980
6.50%, 03/13/2027		1,566,000	1,460,295
6.50%, 01/23/2029		21,083,000	18,869,285
6.63%, 06/15/2035		940,000	780,618
6.75%, 09/21/2047		13,741,000	10,580,570
6.84%, 01/23/2030(2)		7,010,000	6,238,900
6.95%, 01/28/2060(2)		3,895,000	2,979,675
7.69%, 01/23/2050(2)		3,502,000	2,890,901
Petronas Capital Ltd.
3.50%, 04/21/2030(2)		2,000,000	2,235,155
4.55%, 04/21/2050(2)		1,400,000	1,778,575
4.80%, 04/21/2060(2)		1,200,000	1,632,432
Plains All American Pipeline LP
3.55%, 12/15/2029		800,000	773,496
4.65%, 10/15/2025		1,500,000	1,611,350
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/2026		1,168,000	1,246,018
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027		765,000	789,723
Range Resources Corp.
4.88%, 05/15/2025		1,008,000	909,821
Reliance Industries Ltd.
3.67%, 11/30/2027		2,900,000	3,181,424
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		255,493	276,573

Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	224,298	252,336
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)	495,000	529,655
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)	2,700,000	2,622,375
6.88%, 04/15/2040(2)	2,535,000	2,638,251
Ruby Pipeline LLC
7.75%, 04/01/2022(2)	3,409,091	2,866,577
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,700,000	1,844,306
4.50%, 05/15/2030(2)	10,555,000	11,879,430
5.00%, 03/15/2027	6,865,000	7,723,947
5.63%, 03/01/2025	18,735,000	21,418,630
5.75%, 05/15/2024	2,982,000	3,375,727
5.88%, 06/30/2026	6,040,000	7,140,711
6.25%, 03/15/2022	3,725,000	3,952,811
Saudi Arabian Oil Co.
3.50%, 04/16/2029(2)	6,300,000	6,933,391
4.25%, 04/16/2039	200,000	229,510
4.38%, 04/16/2049(2)	4,200,000	5,049,326
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)	3,110,000	2,942,900
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	1,217,821
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,684,000	1,912,350
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,099,204
Suncor Energy, Inc.
3.10%, 05/15/2025	810,000	869,974
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	17,750,000	18,122,185
5.35%, 05/15/2045	2,250,000	2,088,341
5.40%, 10/01/2047	17,719,000	16,701,508
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(2)	2,785,000	2,796,279
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	3,163,000	3,391,369
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,562,159
4.38%, 03/13/2025	6,000,000	6,566,284
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,502,652
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028	610,000	705,666

Topaz Solar Farms LLC
4.88%, 09/30/2039(2)		360,232	398,249
5.75%, 09/30/2039(2)		2,826,325	3,292,997
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030(2)		1,610,000	1,739,043
4.00%, 03/15/2028		5,410,000	6,028,502
4.60%, 03/15/2048		3,995,000	4,544,400
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026		540,000	558,900
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)		1,361,100	1,252,212
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)		1,939,080	1,735,477
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)		2,280,000	1,824,000
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)		503,100	445,872
Transocean Sentry Ltd.
5.38%, 05/15/2023(2)		500,000	340,000
Transocean, Inc.
7.25%, 11/01/2025(2)		100,000	28,000
8.00%, 02/01/2027(2)		70,000	19,600
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026		495,000	490,669
6.88%, 09/01/2027		1,310,000	1,299,022
Valero Energy Corp.
2.15%, 09/15/2027		1,915,000	1,902,126
Valero Energy Partners LP
4.50%, 03/15/2028		5,370,000	6,011,776
Williams Companies, Inc.
3.35%, 08/15/2022		1,000,000	1,038,379
3.70%, 01/15/2023		1,728,000	1,826,115
3.90%, 01/15/2025		3,071,000	3,357,557
4.00%, 09/15/2025		420,000	464,819
4.30%, 03/04/2024		175,000	191,441
4.50%, 11/15/2023		2,595,000	2,841,255
4.55%, 06/24/2024		6,990,000	7,744,984
5.10%, 09/15/2045		960,000	1,076,550
6.30%, 04/15/2040		1,323,000	1,633,372
Woodside Finance Ltd.
3.65%, 03/05/2025(2)		5,610,000	5,934,227
3.70%, 09/15/2026(2)		2,885,000	3,100,537
3.70%, 03/15/2028(2)		2,659,000	2,829,104
4.50%, 03/04/2029(2)		3,845,000	4,308,693
YPF Sociedad Anonima
35.64% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 03/04/2021(1)	ARS	62,240,000	790,485

Total Energy			633,891,777

Financials – 12.87%
AerCap Ireland Capital DAC
3.50%, 01/15/2025	$2,837,000	2,763,079
4.13%, 07/03/2023	8,300,000	8,468,430
6.50%, 07/15/2025	740,000	798,725
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	2,440,000	2,464,046
3.65%, 07/21/2027	4,920,000	4,504,491
3.88%, 01/23/2028	925,000	852,161
3.95%, 02/01/2022	12,762,000	12,919,946
4.50%, 05/15/2021	8,325,000	8,483,518
4.63%, 07/01/2022	450,000	461,933
4.88%, 01/16/2024	3,800,000	3,934,800
5.00%, 10/01/2021	2,200,000	2,267,506
Aflac, Inc.
3.60%, 04/01/2030	1,615,000	1,890,800
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,346,374
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	8,720,000	9,376,772
4.75%, 10/12/2023(2)	2,219,000	2,412,171
Air Lease Corp.
2.25%, 01/15/2023	735,000	736,532
2.50%, 03/01/2021	648,000	651,900
3.00%, 02/01/2030	4,635,000	4,314,143
3.25%, 10/01/2029	1,250,000	1,186,760
3.38%, 07/01/2025	5,360,000	5,472,189
3.50%, 01/15/2022	6,690,000	6,863,070
3.88%, 04/01/2021	2,540,000	2,564,780
3.88%, 07/03/2023	4,000,000	4,166,457
4.63%, 10/01/2028	30,000	31,092
Aircastle Ltd.
4.13%, 05/01/2024	5,440,000	5,360,866
5.00%, 04/01/2023	5,090,000	5,101,155
5.13%, 03/15/2021	1,060,000	1,075,478
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	7,175,000	8,090,237
3.80%, 04/15/2026	2,215,000	2,539,330
3.95%, 01/15/2027	3,440,000	3,913,289
4.30%, 01/15/2026	5,995,000	6,922,767
4.70%, 07/01/2030	575,000	708,931
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,695,370
Allstate Corp.
4.20%, 12/15/2046	1,430,000	1,781,954
Ally Financial, Inc.
3.88%, 05/21/2024	15,000	15,983
4.13%, 02/13/2022	105,000	108,938

4.25%, 04/15/2021		568,000	577,679
4.63%, 05/19/2022		100,000	105,045
4.63%, 03/30/2025		16,915,000	18,576,636
5.13%, 09/30/2024		400,000	446,032
5.75%, 11/20/2025		1,315,000	1,476,191
5.80%, 05/01/2025		9,805,000	11,289,392
8.00%, 11/01/2031		5,000	6,654
8.00%, 11/01/2031		3,663,000	5,011,823
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030		7,225,000	7,313,040
3.30%, 07/15/2026		2,950,000	3,156,636
3.63%, 11/15/2027		3,733,000	3,972,716
3.75%, 04/15/2023		2,000,000	2,103,320
4.13%, 07/01/2024		2,750,000	2,963,769
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	82,705
American International Group, Inc.
3.90%, 04/01/2026		5,715,000	6,515,319
4.20%, 04/01/2028		2,522,000	2,919,720
American Tower Corp.
2.10%, 06/15/2030		4,100,000	4,139,747
Aon Corp.
2.80%, 05/15/2030		1,104,000	1,191,913
Athene Holding Ltd.
4.13%, 01/12/2028		11,630,000	12,599,501
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(2)		8,154,000	7,472,548
3.95%, 07/01/2024(2)		3,119,000	2,962,746
4.38%, 05/01/2026(2)		3,202,000	3,037,065
5.13%, 10/01/2023(2)		19,938,000	19,987,845
5.25%, 05/15/2024(2)		480,000	482,129
5.50%, 01/15/2023(2)		6,425,000	6,485,544
5.50%, 01/15/2026(2)		3,165,000	3,177,218
Banco Bilbao Vizcaya Argentaria SA
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2169(1)(3)	EUR	4,000,000	4,841,749
Banco Bradesco SA
3.20%, 01/27/2025(2)		$1,600,000	1,630,016
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	4,931,710
Banco Nacional de Comercio Exterior SNC/Cayman Islands
3.80% (5 Year CMT Index + 3.00%), 08/11/2026(1)(2)		500,000	498,755
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(2)		5,395,000	5,999,240
Banco Santander SA
3.49%, 05/28/2030		2,000,000	2,175,529
3.85%, 04/12/2023		200,000	213,558
5.18%, 11/19/2025		2,400,000	2,727,910
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(1)(3)	EUR	500,000	611,652

Bangkok Bank PCL/Hong Kong
3.73% (5 Year CMT Index + 1.90%), 09/25/2034(1)		$5,000,000	4,900,868
4.45%, 09/19/2028		1,260,000	1,458,223
Bank of America Corp.
1.32% (Secured Overnight Financing Rate + 1.15%), 06/19/2026(1)		5,000,000	5,030,127
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)		12,435,000	12,380,286
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)		11,215,000	11,690,392
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)		6,285,000	6,636,875
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)		2,600,000	2,806,393
4.08% (3 Month LIBOR USD + 3.15%), 03/20/2051(1)		8,595,000	10,620,080
4.18%, 11/25/2027		16,659,000	19,105,576
4.25%, 10/22/2026		17,295,000	20,015,184
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		16,470,000	19,299,366
4.45%, 03/03/2026		855,000	981,676
Bank of Ireland Group Plc
4.50%, 11/25/2023(2)		19,613,000	21,193,473
Bank of New York Mellon Corp.
4.70% (5 Year CMT Index + 4.36%), 09/20/2169(1)		451,000	478,511
Barclays Bank Plc
5.14%, 10/14/2020		665,000	665,939
7.63%, 11/21/2022		13,576,000	14,933,059
Barclays Plc
1.66% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		200,000	200,545
1.71% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	1,004,977
2.85% (3 Month LIBOR USD + 2.45%), 05/07/2026(1)		5,450,000	5,658,183
3.25%, 02/12/2027	GBP	6,200,000	8,543,381
3.25%, 01/17/2033		600,000	824,766
3.38% (1 Year Swap Rate EUR + 3.70%), 04/02/2025(1)(3)	EUR	1,600,000	2,035,433
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(1)		$8,040,000	7,908,868
3.68%, 01/10/2023		4,200,000	4,329,583
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		3,615,000	3,892,484
4.38%, 01/12/2026		2,670,000	2,990,572
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)		6,845,000	7,164,542
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	4,323,811
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,769,233
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2168(1)	GBP	2,400,000	2,973,090
6.13% (5 Year CMT Index + 5.87%), 12/15/2168(1)		$3,800,000	3,852,250
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(1)	GBP	4,100,000	5,231,394
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(1)		3,200,000	4,296,349
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2169(1)		18,283,000	24,006,678
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2168(1)		$4,450,000	4,598,185
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2168(1)		600,000	617,250
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2168(1)	GBP	1,200,000	1,577,066
8.00% (5 Year Swap Rate EUR + 6.75%), 03/15/2169(1)	EUR	12,100,000	14,310,778
BBVA Bancomer SA
4.38%, 04/10/2024(2)		$2,800,000	3,013,528
5.13% (5 Year CMT Index + 2.65%), 01/18/2033(1)		10,200,000	9,817,500

BBVA Bancomer SA/Texas
1.88%, 09/18/2025(2)		1,775,000	1,734,175
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048		2,000,000	2,566,065
4.25%, 01/15/2049		2,595,000	3,376,950
4.40%, 05/15/2042		1,000,000	1,272,096
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	403,539
BNP Paribas SA
4.40%, 08/14/2028(2)		400,000	468,857
7.63% (5 Year Swap Rate USD + 6.31%), 09/30/2169(1)(2)		200,000	203,500
BOC Aviation Ltd.
1.30% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	598,392
1.36% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		500,000	488,330
2.75%, 09/18/2022(2)		300,000	305,659
Boston Properties LP
2.75%, 10/01/2026		2,660,000	2,849,336
3.20%, 01/15/2025		5,555,000	6,014,733
3.25%, 01/30/2031		2,245,000	2,417,899
3.85%, 02/01/2023		3,245,000	3,455,381
Brixmor Operating Partnership LP
1.30% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,799,255
3.65%, 06/15/2024		3,624,000	3,813,317
3.85%, 02/01/2025		1,680,000	1,798,598
3.90%, 03/15/2027		7,198,000	7,613,409
4.05%, 07/01/2030		3,735,000	4,007,098
4.13%, 06/15/2026		2,980,000	3,244,128
4.13%, 05/15/2029		10,235,000	11,097,325
Brookfield Finance, Inc.
3.90%, 01/25/2028		38,000	42,295
4.70%, 09/20/2047		408,000	475,861
Brown & Brown, Inc.
2.38%, 03/15/2031		1,400,000	1,412,504
Capital One Bank USA N.A.
3.38%, 02/15/2023		7,443,000	7,865,674
Capital One Financial Corp.
0.80%, 06/12/2024	EUR	2,940,000	3,449,071
3.65%, 05/11/2027		$9,310,000	10,270,524
3.80%, 01/31/2028		8,795,000	9,824,283
3.90%, 01/29/2024		2,845,000	3,096,278
4.20%, 10/29/2025		195,000	216,141
4.25%, 04/30/2025		2,880,000	3,266,701
Carlyle Holdings Finance LLC
3.88%, 02/01/2023(2)		428,000	458,769
CBL & Associates LP
5.95%, 12/15/2026		708,000	265,500

CBRE Services, Inc.
4.88%, 03/01/2026		445,000	521,231
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,742,041
Charles Schwab Corp.
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(1)		1,049,000	1,136,644
China Construction Bank New Zealand Ltd.
0.98% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,099,834
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		1,700,000	1,686,706
CIT Group, Inc.
4.13%, 03/09/2021		148,000	148,000
5.00%, 08/15/2022		250,000	257,812
Citigroup, Inc.
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(1)		8,975,000	9,433,510
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,338,506
3.11% (Secured Overnight Financing Rate + 2.75%), 04/08/2026(1)		5,200,000	5,590,870
4.13%, 07/25/2028		1,675,000	1,925,450
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(1)		6,395,000	7,669,797
CNA Financial Corp.
2.05%, 08/15/2030		1,900,000	1,882,903
CNO Financial Group, Inc.
5.25%, 05/30/2025		6,110,000	7,006,629
5.25%, 05/30/2029		3,840,000	4,438,517
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,388,111
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2169(1)(3)	EUR	6,000,000	7,245,741
Corporate Office Properties LP
2.25%, 03/15/2026		$3,300,000	3,337,022
CPI Property Group SA
1.63%, 04/23/2027	EUR	100,000	113,282
Credit Agricole SA
1.28% (3 Month LIBOR USD + 1.02%), 04/24/2023(1)(2)		$250,000	251,958
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(1)(2)		16,700,000	17,075,501
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168,000	23,213,042
4.38%, 03/17/2025(2)		1,717,000	1,894,505
Credit Suisse AG
6.50%, 08/08/2023(2)		1,400,000	1,585,500
Credit Suisse Group AG
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		9,700,000	10,015,788
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)		8,255,000	8,613,968
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		14,455,000	16,677,230
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2168(1)(2)		700,000	749,797
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(1)		900,000	937,125
7.25% (5 Year CMT Index + 4.33%), 03/12/2169(1)(2)		400,000	433,500
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2169(1)(2)		1,400,000	1,477,434
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)(2)		800,000	872,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)		1,400,000	1,526,000

Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	6,093,395
Crown Castle International Corp.
3.30%, 07/01/2030		1,085,000	1,184,722
3.65%, 09/01/2027		7,580,000	8,477,672
3.80%, 02/15/2028		3,220,000	3,645,935
4.15%, 07/01/2050		215,000	245,194
4.30%, 02/15/2029		11,875,000	13,841,871
4.45%, 02/15/2026		7,275,000	8,333,147
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	198,850
CubeSmart LP
4.80%, 07/15/2022		1,783,000	1,891,541
CyrusOne LP / CyrusOne Finance Corp.
1.45%, 01/22/2027	EUR	1,300,000	1,511,940
2.15%, 11/01/2030		$10,250,000	10,015,275
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)		20,000,000	19,827,523
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,700,758
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,210,000	4,479,850
3.88%, 09/12/2023(2)		2,003,000	2,156,393
5.00%, 01/12/2022(2)		7,540,000	7,920,749
5.38%, 01/12/2024(2)		9,455,000	10,633,491
Deutsche Bank AG
0.02% (3 Month EURIBOR + 0.50%), 12/07/2020(1)(3)	EUR	4,600,000	5,393,270
0.16% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(3)		2,800,000	3,274,561
0.32% (3 Month EURIBOR + 0.80%), 05/16/2022(1)(3)		700,000	813,575
1.63%, 01/20/2027		4,000,000	4,688,431
1.75%, 01/17/2028		6,000,000	7,063,528
2.63%, 02/12/2026		15,100,000	18,586,503
4.25%, 10/14/2021		$3,000,000	3,084,039
Deutsche Bank AG/New York NY
1.07% (3 Month LIBOR USD + 0.82%), 01/22/2021(1)		21,400,000	21,399,719
1.47% (3 Month LIBOR USD + 1.19%), 11/16/2022(1)		100,000	98,492
1.54% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		31,460,000	31,494,472
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)		4,895,000	4,927,130
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(1)		4,790,000	4,813,368
3.95%, 02/27/2023		200,000	210,059
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	16,387,132
Digital Realty Trust LP
2.75%, 02/01/2023		1,445,000	1,511,344
4.75%, 10/01/2025		1,640,000	1,918,062
Discover Bank
4.65%, 09/13/2028		2,640,000	3,105,419
Discover Financial Services
3.75%, 03/04/2025		8,845,000	9,602,953
4.10%, 02/09/2027		2,625,000	2,909,741

Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		2,468,092	2,204,387
EPR Properties
4.75%, 12/15/2026		140,000	133,970
4.95%, 04/15/2028		414,000	399,737
Equinix, Inc.
2.15%, 07/15/2030		5,445,000	5,512,141
2.88%, 02/01/2026	EUR	200,000	238,741
2.90%, 11/18/2026		$2,700,000	2,911,274
3.20%, 11/18/2029		8,645,000	9,524,160
Equitable Holdings, Inc.
3.90%, 04/20/2023		6,474,000	6,956,367
4.35%, 04/20/2028		1,820,000	2,072,335
5.00%, 04/20/2048		30,000	35,390
Erste Group Bank AG
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2168(1)(3)	EUR	1,000,000	1,251,079
ESH Hospitality, Inc.
4.63%, 10/01/2027(2)		$223,000	218,823
Essex Portfolio LP
3.63%, 05/01/2027		2,785,000	3,109,427
3.88%, 05/01/2024		4,200,000	4,591,946
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030(2)		4,361,000	4,727,964
4.85%, 04/17/2028		138,000	151,151
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	342,936
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,832,239
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,052,191
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(2)		2,360,000	2,646,150
Fidelity National Financial, Inc.
2.45%, 03/15/2031		7,270,000	7,204,294
3.40%, 06/15/2030		5,874,000	6,307,893
4.50%, 08/15/2028		15,455,000	17,934,632
Fifth Third Bancorp
2.55%, 05/05/2027		8,760,000	9,427,572
GE Capital Funding LLC
4.40%, 05/15/2030(2)		22,270,000	23,938,023
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		8,985,000	9,581,929
4.42%, 11/15/2035		40,925,000	43,251,236
GE Capital UK Funding Unlimited Co.
4.13%, 09/13/2023	GBP	200,000	274,121
Genworth Holdings, Inc.
7.20%, 02/15/2021		$2,535,000	2,547,675

Global Atlantic Finance Co.
4.40%, 10/15/2029(2)	1,667,000	1,735,745
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)	550,000	576,125
Globe Life, Inc.
2.15%, 08/15/2030	5,700,000	5,729,641
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	3,795,000	3,849,306
4.00%, 01/15/2030	2,100,000	2,173,374
4.00%, 01/15/2031	565,000	588,182
5.25%, 06/01/2025	2,239,000	2,431,151
5.30%, 01/15/2029	5,325,000	5,930,293
5.38%, 04/15/2026	4,285,000	4,749,066
5.75%, 06/01/2028	4,034,000	4,605,577
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	360,000	379,864
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)	463,000	506,378
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)	200,000	206,892
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,300,000	2,360,057
Healthcare Realty Trust, Inc.
2.05%, 03/15/2031	7,195,000	7,098,525
3.63%, 01/15/2028	4,375,000	4,792,584
3.75%, 04/15/2023	3,356,000	3,601,991
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	8,200,000	8,027,106
Healthpeak Properties, Inc.
2.88%, 01/15/2031	5,865,000	6,208,623
3.00%, 01/15/2030	70,000	75,544
3.25%, 07/15/2026	610,000	680,816
3.40%, 02/01/2025	2,625,000	2,872,289
3.50%, 07/15/2029	685,000	762,448
4.00%, 06/01/2025	4,375,000	4,919,350
4.20%, 03/01/2024	1,175,000	1,293,497
4.25%, 11/15/2023	16,000	17,509
Highwoods Realty LP
3.05%, 02/15/2030	200,000	206,655
4.13%, 03/15/2028	4,875,000	5,375,657
4.20%, 04/15/2029	1,148,000	1,288,184
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,243,742
4.50%, 02/01/2026	1,600,000	1,693,846
Howard Hughes Corp.
5.38%, 03/15/2025(2)	1,777,000	1,805,610

HSBC Holdings Plc
1.27% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	398,482
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)		12,965,000	12,826,356
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(1)		12,870,000	13,021,210
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)		3,805,000	3,765,960
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(1)		34,320,000	35,510,300
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	3,299,156
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023(1)		$1,585,000	1,638,864
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)		7,615,000	8,159,032
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		13,200,000	14,768,556
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	11,135,278
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,678,099
4.95%, 03/31/2030		9,500,000	11,433,612
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2169(1)	GBP	6,400,000	8,324,041
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2169(1)	EUR	600,000	740,495
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(1)		$3,420,000	3,631,595
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.51%), 12/01/2168(1)		200,000	204,000
Hudson Pacific Properties LP
3.95%, 11/01/2027		2,399,000	2,579,407
Hunt Companies, Inc.
6.25%, 02/15/2026(2)		82,000	78,720
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027		1,870,000	1,948,166
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/2020(2)		200,000	200,822
5.75%, 11/16/2020		200,000	200,822
Industrial & Commercial Bank of China Ltd.
0.98% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		3,500,000	3,495,288
0.99% (3 Month LIBOR USD + 0.75%), 11/08/2020(1)		25,826,000	25,830,667
ING Bank NV
5.80%, 09/25/2023(2)		1,026,000	1,151,839
ING Groep NV
6.88% (5 Year Swap Rate USD + 5.12%), 04/16/2169(1)		300,000	312,375
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		15,265,000	15,185,027
2.65%, 09/15/2040		7,600,000	7,561,514
3.00%, 09/15/2060		9,700,000	9,804,566
International Lease Finance Corp.
8.63%, 01/15/2022		1,056,000	1,135,387
Intesa Sanpaolo SpA
7.00% (5 Year Swap Rate EUR + 6.88%), 07/19/2169(1)	EUR	5,570,000	6,595,852
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		$5,500,000	5,562,590
3.25%, 01/24/2025(2)		3,800,000	3,864,600
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,769,802
6.45%, 06/08/2027		3,660,000	4,459,933

Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	8,084,577
4.85%, 01/15/2027		1,500,000	1,703,640
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022		1,270,000	1,343,039
JPMorgan Chase & Co.
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(1)		7,115,000	7,420,356
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(1)		13,005,000	13,842,430
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(1)		4,350,000	4,683,030
2.95%, 10/01/2026		2,340,000	2,574,450
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(1)		13,240,000	14,152,365
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(1)		8,590,000	9,090,523
3.20%, 06/15/2026		6,585,000	7,302,119
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	16,846,270
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	222,880
Kilroy Realty LP
2.50%, 11/15/2032		3,600,000	3,502,328
3.05%, 02/15/2030		200,000	209,258
3.45%, 12/15/2024		1,845,000	1,946,525
4.38%, 10/01/2025		2,345,000	2,588,477
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050(2)		6,500,000	6,608,222
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027(2)		6,245,000	5,401,925
5.25%, 10/01/2025(2)		4,265,000	3,950,456
5.88%, 08/01/2021(2)		1,025,000	1,023,719
LeasePlan Corp. NV
2.88%, 10/24/2024(2)		300,000	309,549
Life Storage LP
2.20%, 10/15/2030		1,200,000	1,197,830
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		12,390,000	12,877,377
3.50% (1 Year Swap Rate EUR + 3.75%), 04/01/2026(1)(3)	EUR	35,567,000	46,824,732
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		$420,000	459,906
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(1)		1,675,000	1,823,905
4.38%, 03/22/2028		400,000	463,776
4.45%, 05/08/2025		3,665,000	4,144,638
4.55%, 08/16/2028		1,600,000	1,885,035
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2169(1)(3)	EUR	7,781,000	9,008,798
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2168(1)		$3,100,000	3,301,500
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(1)		3,330,000	3,492,338
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2169(1)	GBP	1,900,000	2,543,161
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2169(1)		900,000	1,333,875
Logicor Financing SARL
3.25%, 11/13/2028	EUR	265,000	352,058
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		$1,965,000	2,055,441

Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/2050(2)		5,745,000	5,851,024
MGIC Investment Corp.
5.25%, 08/15/2028		875,000	905,363
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,144,042
Mid-America Apartments LP
3.95%, 03/15/2029		700,000	810,018
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030		18,600,000	18,780,609
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(2)		600,000	617,546
3.41%, 02/28/2022(2)		200,000	206,232
3.96%, 09/19/2023(2)		300,000	323,853
Mizuho Financial Group, Inc.
2.20% (3 Month LIBOR USD + 1.51%), 07/10/2031(1)		24,000,000	24,257,391
Morgan Stanley
2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(1)		10,000,000	10,676,000
3.13%, 07/27/2026		2,030,000	2,240,971
3.95%, 04/23/2027		10,130,000	11,444,001
4.00%, 07/23/2025		8,000,000	9,026,831
4.35%, 09/08/2026		8,350,000	9,651,353
5.00%, 11/24/2025		10,320,000	12,104,998
7.50%, 04/02/2032(4)(14)		14,800,000	13,184,385
National Retail Properties, Inc.
2.50%, 04/15/2030		200,000	199,433
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,415,547
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		6,600,000	7,013,121
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,375,656
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,710,129
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,600,000	4,987,016
Nationwide Mutual Insurance Co.
2.54% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		1,790,000	1,789,993
Natwest Group Plc
0.75% (3 Month EURIBOR + 1.08%), 11/15/2025(1)(3)	EUR	4,000,000	4,657,846
1.75% (3 Month EURIBOR + 1.08%), 03/02/2026(1)		23,579,000	28,561,305
1.75% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		$3,217,000	3,230,808
1.78% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		5,845,000	5,871,904
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023(1)(3)	EUR	1,100,000	1,317,697
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)		400,000	487,214
2.50%, 03/22/2023		3,600,000	4,430,907
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023(1)		$855,000	885,470
3.88%, 09/12/2023		10,543,000	11,322,760
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		16,200,000	17,607,643
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	5,077,231

4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,600,000	1,724,404
4.80%, 04/05/2026		200,000	231,164
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,371,373
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,865,755
5.13%, 05/28/2024		3,650,000	4,006,844
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(1)		8,300,000	8,445,250
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(1)		7,151,000	7,937,610
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2169(1)		3,500,000	3,587,500
NatWest Markets Plc
0.63%, 03/02/2022	EUR	4,750,000	5,594,577
3.63%, 09/29/2022(2)		$12,800,000	13,434,755
Navient Corp.
5.00%, 10/26/2020		300,000	300,000
5.00%, 03/15/2027		1,997,000	1,875,243
5.50%, 01/25/2023		3,000,000	3,027,480
5.88%, 03/25/2021		9,693,000	9,753,581
5.88%, 10/25/2024		30,000	29,831
6.13%, 03/25/2024		14,000	14,140
6.50%, 06/15/2022		3,941,000	4,019,820
6.63%, 07/26/2021		2,969,000	3,013,535
6.75%, 06/15/2026		5,089,000	5,089,000
7.25%, 01/25/2022		15,500,000	15,921,135
7.25%, 09/25/2023		221,000	228,735
New York Life Global Funding
1.70%, 09/14/2021(2)		6,775,000	6,869,636
2.35%, 07/14/2026(2)		1,000,000	1,076,999
New York Life Insurance Co.
3.75%, 05/15/2050(2)		11,846,000	13,324,168
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	625,988
Nomura Holdings, Inc.
1.85%, 07/16/2025		16,000,000	16,288,851
2.68%, 07/16/2030		16,300,000	16,776,743
Old Republic International Corp.
3.88%, 08/26/2026		5,155,000	5,859,080
4.88%, 10/01/2024		335,000	380,213
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	5,361,850
OneAmerica Financial Partners, Inc.
4.25%, 10/15/2050(2)		1,000,000	1,012,155
OneMain Finance Corp.
5.63%, 03/15/2023		3,658,000	3,795,193
6.13%, 05/15/2022		3,548,000	3,681,050
6.13%, 03/15/2024		2,400,000	2,514,000
6.88%, 03/15/2025		363,000	402,812
7.75%, 10/01/2021		5,960,000	6,233,713
Pacific LifeCorp
3.35%, 09/15/2050(2)		2,500,000	2,505,468

Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)		451,000	449,050
4.50%, 03/15/2023(2)		9,484,000	9,408,479
5.25%, 08/15/2022(2)		6,248,000	6,272,843
5.50%, 02/15/2024(2)		4,459,000	4,486,869
Physicians Realty LP
3.95%, 01/15/2028		177,000	184,310
Prologis LP
1.25%, 10/15/2030		1,985,000	1,935,752
3.75%, 11/01/2025		1,325,000	1,511,654
QNB Finance Ltd.
1.70% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,408,464
1.84% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,407,056
2.63%, 05/12/2025		2,450,000	2,531,487
2.75%, 02/12/2027		4,950,000	5,160,323
Quicken Loans LLC
5.25%, 01/15/2028(2)		3,595,000	3,787,908
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.63%, 03/01/2029(2)		1,825,000	1,809,031
3.88%, 03/01/2031(2)		1,830,000	1,807,125
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420,000	5,704,712
5.63%, 04/01/2024		1,617,000	1,865,615
Realty Income Corp.
3.25%, 06/15/2029		300,000	331,595
Regency Centers LP
2.95%, 09/15/2029		200,000	207,066
3.60%, 02/01/2027		4,271,000	4,619,632
3.70%, 06/15/2030		4,801,000	5,266,534
4.13%, 03/15/2028		970,000	1,084,485
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	895,994
Sabra Health Care LP
3.90%, 10/15/2029		200,000	194,707
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,342,000	6,784,735
3.40%, 01/18/2023		184,000	192,630
3.50%, 06/07/2024		50,000	53,622
4.40%, 07/13/2027		153,000	168,445
Santander UK Group Holdings Plc
0.30% (3 Month EURIBOR + 0.78%), 05/18/2023(1)(3)	EUR	200,000	232,888
0.36% (3 Month EURIBOR + 0.85%), 03/27/2024(1)(3)		1,200,000	1,390,563
1.13%, 09/08/2023		400,000	476,706
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(1)		$6,315,000	6,211,707
2.88%, 10/16/2020		2,800,000	2,802,690
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026(1)	GBP	520,000	708,124

3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024(1)		$1,000,000	1,045,061
3.57%, 01/10/2023		6,395,000	6,597,146
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,534,997
4.75%, 09/15/2025(2)		1,025,000	1,120,883
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		18,285,000	20,141,546
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(1)	GBP	5,800,000	7,863,994
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(1)		5,647,000	7,566,324
SBA Tower Trust
2.33%, 01/15/2028(2)		$1,555,000	1,578,362
2.84%, 01/15/2025(2)		3,250,000	3,477,590
3.17%, 04/11/2022(2)		2,825,000	2,859,155
3.45%, 03/15/2023(2)		600,000	632,609
3.72%, 04/11/2023(2)		3,515,000	3,635,288
3.87%, 10/08/2024(2)		10,376,000	10,922,729
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,363,346
5.72%, 06/16/2021		3,720,000	3,834,219
Shimao Group Holdings Ltd.
4.75%, 07/03/2022		8,900,000	9,124,504
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026		1,385,000	1,525,214
Simon Property Group LP
2.65%, 07/15/2030		7,550,000	7,585,749
3.30%, 01/15/2026		1,515,000	1,640,914
3.50%, 09/01/2025		3,535,000	3,874,167
3.80%, 07/15/2050		2,570,000	2,597,525
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,426,760
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,955,426
4.25%, 02/01/2026		2,500,000	2,676,156
4.70%, 06/01/2027		8,000,000	8,436,365
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,122,140
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	886,445
Societe Generale SA
4.25%, 04/14/2025(2)		2,340,000	2,495,388
4.75%, 11/24/2025(2)		9,285,000	10,184,240
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400,000	418,500
6.75% (5 Year Swap Rate EUR + 5.54%), 10/07/2169(1)	EUR	300,000	355,692
7.38% (5 Year Swap Rate USD + 6.24%), 03/13/2169(1)(2)		$2,100,000	2,152,500
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2169(1)(2)		3,700,000	3,806,375
Spirit Realty LP
3.40%, 01/15/2030		200,000	198,720

Standard Chartered Plc
1.42% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		6,475,000	6,498,924
1.45% (3 Month LIBOR USD + 1.20%), 09/10/2022(1)(2)		3,900,000	3,912,833
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		1,730,000	1,794,777
4.64% (5 Year CMT Index + 3.85%), 04/01/2031(1)(2)		15,280,000	17,577,237
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	127,348
Stichting AK Rabobank Certificaten
6.50%, 03/29/2169(5)	EUR	3,690,000	5,146,243
STORE Capital Corp.
4.50%, 03/15/2028		$128,000	137,095
4.63%, 03/15/2029		200,000	214,340
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,831,593
4.25%, 08/15/2024		955,000	1,037,585
4.38%, 03/19/2024		2,923,000	3,162,933
4.50%, 07/23/2025		2,778,000	3,066,017
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(2)		7,205,000	7,418,115
4.27%, 05/15/2047(2)		515,000	601,979
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,769,654
4.90%, 09/15/2044(2)		1,505,000	1,895,349
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	138,391
Travelers Companies, Inc.
2.55%, 04/27/2050		$850,000	831,968
UBS AG
4.75% (5 Year Swap Rate EUR + 3.40%), 02/12/2026(1)	EUR	5,400,000	6,402,456
5.13%, 05/15/2024		$200,000	220,000
UBS Group AG
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2169(1)	EUR	600,000	731,609
6.88% (5 Year Swap Rate USD + 5.50%), 03/22/2169(1)		$300,000	303,817
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2169(1)		200,000	222,250
7.13% (5 Year Swap Rate USD + 5.88%), 08/10/2169(1)		300,000	307,500
UDR, Inc.
2.10%, 08/01/2032		1,300,000	1,291,704
UniCredit SpA
6.75% (5 Year Swap Rate EUR + 6.10%), 03/10/2169(1)	EUR	4,200,000	4,928,170
7.83%, 12/04/2023(2)		$13,400,000	15,688,404
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	3,156,584	4,182,472
7.40%, 03/28/2024		3,107,000	4,169,465
Ventas Realty LP
3.00%, 01/15/2030		$1,765,000	1,798,476
3.25%, 10/15/2026		7,052,000	7,484,356
3.85%, 04/01/2027		1,485,000	1,617,386
4.40%, 01/15/2029		3,000,000	3,406,245

VEREIT Operating Partnership LP
3.40%, 01/15/2028		2,855,000	2,973,464
3.95%, 08/15/2027		4,155,000	4,423,125
4.60%, 02/06/2024		6,215,000	6,666,536
4.63%, 11/01/2025		14,740,000	16,282,894
4.88%, 06/01/2026		4,800,000	5,350,909
VIVAT NV
2.38%, 05/17/2024	EUR	500,000	600,574
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/2021(2)		$186,000	92,535
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,048,108
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,723,992
Wells Fargo & Co.
1.65% (Secured Overnight Financing Rate + 1.60%), 06/02/2024(1)		7,275,000	7,408,721
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(1)		3,600,000	3,738,829
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)		10,650,000	11,106,675
2.88% (3 Month LIBOR USD + 1.17%), 10/30/2030(1)		30,992,000	33,056,408
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)		19,485,000	20,216,605
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		7,000,000	7,598,159
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(1)		9,455,000	10,579,129
3.75%, 01/24/2024		2,905,000	3,155,887
4.30%, 07/22/2027		3,980,000	4,550,945
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	14,608,537
4.00%, 06/01/2025		4,690,000	5,241,850
4.25%, 04/15/2028		111,000	125,640
4.50%, 01/15/2024		650,000	715,330
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	11,315,390
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	10,240,590
WPC Eurobond BV
1.35%, 04/15/2028	EUR	3,425,000	4,058,424
2.13%, 04/15/2027		400,000	497,147
2.25%, 04/09/2026		1,300,000	1,630,701

Total Financials			2,716,230,104

Government – 0.15%
European Investment Bank
0.25%, 09/15/2023		$30,865,000	30,850,622

Total Government			30,850,622

Industrials – 2.19%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		2,990,000	3,330,001
4.50%, 05/15/2028		4,100,000	4,803,368
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(2)		2,410,000	2,518,450

Arrow Electronics, Inc.
3.50%, 04/01/2022	480,000	496,274
4.00%, 04/01/2025	3,622,000	3,938,885
4.50%, 03/01/2023	380,000	405,947
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025(2)	540,000	564,300
Aviation Capital Group LLC
2.88%, 01/20/2022(2)	8,869,000	8,801,378
3.88%, 05/01/2023(2)	100,000	98,957
4.13%, 08/01/2025(2)	168,000	160,914
4.88%, 10/01/2025(2)	3,007,000	2,959,233
5.50%, 12/15/2024(2)	3,900,000	4,023,071
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,273,340
4.63%, 04/15/2026	10,485,000	11,724,793
4.88%, 12/01/2022	5,855,000	6,273,133
BAE Systems Plc
3.40%, 04/15/2030(2)	8,145,000	9,114,263
Ball Corp.
4.00%, 11/15/2023	750,000	796,125
Boeing Co.
2.25%, 06/15/2026	2,170,000	2,111,643
2.95%, 02/01/2030	2,790,000	2,698,093
3.10%, 05/01/2026	370,000	368,996
3.20%, 03/01/2029	1,855,000	1,825,786
3.25%, 02/01/2035	1,109,000	1,041,461
3.38%, 06/15/2046	4,940,000	4,225,028
3.50%, 03/01/2039	735,000	666,763
3.55%, 03/01/2038	375,000	341,052
3.63%, 03/01/2048	1,941,000	1,702,166
3.65%, 03/01/2047	1,140,000	1,004,470
3.75%, 02/01/2050	6,354,000	5,813,613
3.83%, 03/01/2059	1,023,000	899,833
3.85%, 11/01/2048	1,840,000	1,682,496
3.90%, 05/01/2049	3,893,000	3,580,525
3.95%, 08/01/2059	2,715,000	2,451,899
4.51%, 05/01/2023	1,439,000	1,514,906
4.88%, 05/01/2025	1,977,000	2,156,631
5.04%, 05/01/2027	2,860,000	3,139,752
5.15%, 05/01/2030	8,833,000	9,895,129
5.71%, 05/01/2040	10,110,000	11,801,101
5.81%, 05/01/2050	25,499,000	30,757,110
5.93%, 05/01/2060	13,022,000	16,081,124
Bombardier, Inc.
6.00%, 10/15/2022(2)	248,000	229,400
6.13%, 01/15/2023(2)	100,000	85,500
7.88%, 04/15/2027(2)	1,492,000	1,131,592

Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)		4,439,000	4,534,595
3.75%, 05/01/2028(2)		3,520,000	3,646,961
Canadian Pacific Railway Co.
4.50%, 01/15/2022		110,000	115,347
Carrier Global Corp.
2.72%, 02/15/2030(2)		7,345,000	7,669,762
3.58%, 04/05/2050(2)		940,000	991,787
Caterpillar, Inc.
3.90%, 05/27/2021		3,110,000	3,183,613
CEMEX Finance LLC
6.00%, 04/01/2024(2)		450,000	459,810
Cemex SAB de CV
5.20%, 09/17/2030(2)		8,900,000	8,943,610
5.45%, 11/19/2029(2)		3,460,000	3,498,925
5.70%, 01/11/2025(2)		900,000	918,868
7.75%, 04/16/2026(2)		250,000	263,437
Clean Harbors, Inc.
4.88%, 07/15/2027(2)		1,639,000	1,700,463
5.13%, 07/15/2029(2)		680,000	737,712
DAE Funding LLC
4.50%, 08/01/2022(2)		183,000	180,941
5.00%, 08/01/2024(2)		8,307,000	8,348,535
5.25%, 11/15/2021(2)		6,844,000	6,912,440
5.75%, 11/15/2023(2)		2,501,000	2,526,010
Embraer Netherlands Finance BV
5.05%, 06/15/2025		1,795,000	1,723,200
5.40%, 02/01/2027		1,190,000	1,127,537
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(2)		2,075,000	2,033,500
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030(2)		600,000	664,500
4.70%, 05/07/2050(2)		1,400,000	1,720,950
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)		1,561,000	1,533,683
6.75%, 03/15/2022(2)		4,576,000	4,507,360
General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,678,320
General Electric Co.
3.45%, 05/15/2024		915,000	981,734
3.63%, 05/01/2030		3,370,000	3,494,842
4.35%, 05/01/2050		13,905,000	14,147,801
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2169(1)		7,944,000	6,329,488
5.50%, 06/07/2021	GBP	100,000	132,293
5.55%, 01/05/2026		$4,748,000	5,536,984
6.15%, 08/07/2037		36,000	43,211
6.75%, 03/15/2032		5,231,000	6,575,681
6.88%, 01/10/2039		27,000	34,540

Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	52,375
4.75%, 07/15/2027(2)		1,500,000	1,623,750
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)		7,220,000	7,388,355
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025(2)		3,995,000	4,388,822
4.20%, 05/01/2030(2)		3,565,000	4,087,981
Jabil, Inc.
3.00%, 01/15/2031		2,470,000	2,519,988
4.70%, 09/15/2022		3,685,000	3,950,442
John Deere Capital Corp.
0.73% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)		10,000,000	10,045,152
2.95%, 04/01/2022		7,475,000	7,767,507
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800,000	6,336,239
4.55%, 10/30/2024		1,374,000	1,551,562
4.60%, 04/06/2027		1,695,000	1,980,367
Komatsu Finance America, Inc.
2.44%, 09/11/2022		860,000	884,061
Matthews International Corp.
5.25%, 12/01/2025(2)		1,064,000	1,005,480
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)		510,000	511,805
OI European Group BV
4.00%, 03/15/2023(2)		216,000	219,240
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023		200,000	211,700
PerkinElmer, Inc.
3.30%, 09/15/2029		4,070,000	4,516,777
PowerTeam Services LLC
9.03%, 12/04/2025(2)		5,121,000	5,396,254
Roper Technologies, Inc.
2.00%, 06/30/2030		1,015,000	1,034,678
2.95%, 09/15/2029		1,930,000	2,123,059
Sealed Air Corp.
4.00%, 12/01/2027(2)		505,000	527,624
5.25%, 04/01/2023(2)		1,000,000	1,055,000
5.50%, 09/15/2025(2)		1,545,000	1,714,950
Siemens Financieringsmaatschappij NV
0.85% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,762,969
SIG Combibloc PurchaseCo SARL
1.88%, 06/18/2023(2)	EUR	9,357,000	11,159,309
2.13%, 06/18/2025(2)		7,592,000	9,135,040
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		$200,000	201,678
4.13%, 07/15/2023(2)		13,215,000	13,967,786

Spirit AeroSystems, Inc.
1.05% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)		3,080,000	2,913,558
4.60%, 06/15/2028		695,000	570,498
Textron, Inc.
0.79% (3 Month LIBOR USD + 0.55%), 11/10/2020(1)		830,000	830,022
3.00%, 06/01/2030		23,695,000	24,940,036
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,217,683
8.00%, 12/15/2025(2)		1,470,000	1,598,625
Triumph Group, Inc.
5.25%, 06/01/2022		482,000	395,240
6.25%, 09/15/2024(2)		751,000	639,131
Trivium Packaging Finance BV
3.75%, 08/15/2026(2)	EUR	340,000	393,578
5.50%, 08/15/2026(2)		$6,909,000	7,154,097
Vertical US Newco, Inc.
5.25%, 07/15/2027(2)		3,445,000	3,580,268
Vulcan Materials Co.
3.50%, 06/01/2030		1,400,000	1,566,846
Waste Pro USA, Inc.
5.50%, 02/15/2026(2)		2,121,000	2,146,431
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028(2)		1,115,000	1,126,150
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		5,200,000	5,478,565
WRKCo, Inc.
3.00%, 09/15/2024		4,000,000	4,292,823
3.00%, 06/15/2033		1,445,000	1,570,511
3.75%, 03/15/2025		815,000	910,848

Total Industrials			461,831,801

Technology – 1.61%
Amdocs Ltd.
2.54%, 06/15/2030		15,503,000	16,089,927
Apple, Inc.
1.65%, 05/11/2030		4,685,000	4,842,968
3.85%, 05/04/2043		2,805,000	3,491,939
4.65%, 02/23/2046		1,250,000	1,740,594
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 01/15/2028		685,000	741,800
3.63%, 01/15/2024		5,935,000	6,382,440
3.88%, 01/15/2027		9,150,000	10,146,099
Broadcom, Inc.
3.13%, 10/15/2022		3,000,000	3,139,404
3.15%, 11/15/2025		1,721,000	1,856,221
3.46%, 09/15/2026		21,327,000	23,366,028
3.63%, 10/15/2024		4,875,000	5,320,770
4.11%, 09/15/2028		3,068,000	3,430,830

4.15%, 11/15/2030		15,072,000	16,921,121
4.30%, 11/15/2032		23,727,000	27,050,428
4.75%, 04/15/2029		16,122,000	18,723,295
5.00%, 04/15/2030		15,567,000	18,361,129
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)		248,000	251,100
Citrix Systems, Inc.
3.30%, 03/01/2030		400,000	426,911
4.50%, 12/01/2027		600,000	687,186
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(2)		1,890,000	1,934,647
4.90%, 10/01/2026(2)		2,400,000	2,712,357
5.30%, 10/01/2029(2)		3,695,000	4,232,641
5.85%, 07/15/2025(2)		4,300,000	5,017,353
6.02%, 06/15/2026(2)		4,200,000	4,932,725
6.10%, 07/15/2027(2)		1,600,000	1,888,749
6.20%, 07/15/2030(2)		1,900,000	2,278,217
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	91,500
Fiserv, Inc.
1.13%, 07/01/2027	EUR	1,465,000	1,782,188
3.20%, 07/01/2026		$2,995,000	3,326,785
Hewlett Packard Enterprise Co.
1.02% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		2,500,000	2,500,346
Leidos, Inc.
4.38%, 05/15/2030(2)		212,000	248,099
Microchip Technology, Inc.
3.92%, 06/01/2021		1,670,000	1,706,319
4.33%, 06/01/2023		17,400,000	18,740,318
Micron Technology, Inc.
4.19%, 02/15/2027		3,800,000	4,316,451
4.64%, 02/06/2024		6,512,000	7,260,936
4.66%, 02/15/2030		9,500,000	11,149,925
5.33%, 02/06/2029		7,324,000	8,803,358
NetApp, Inc.
2.70%, 06/22/2030		3,500,000	3,621,494
NXP BV
4.30%, 06/18/2029(2)		566,000	652,719
5.35%, 03/01/2026(2)		1,945,000	2,299,442
NXP BV / NXP Funding LLC
3.88%, 09/01/2022(2)		6,840,000	7,228,810
4.63%, 06/01/2023(2)		460,000	503,687
4.88%, 03/01/2024(2)		5,935,000	6,673,028
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 05/01/2025(2)		500,000	529,234
3.15%, 05/01/2027(2)		5,863,000	6,349,312
3.40%, 05/01/2030(2)		212,000	231,911

Open Text Corp.
3.88%, 02/15/2028(2)	445,000	450,144
Oracle Corp.
2.80%, 04/01/2027	4,565,000	5,008,361
2.95%, 04/01/2030	7,480,000	8,359,495
3.60%, 04/01/2050	14,135,000	15,760,847
3.85%, 04/01/2060	5,663,000	6,645,432
4.00%, 07/15/2046	1,909,000	2,256,340
Seagate HDD Cayman
4.09%, 06/01/2029(2)	4,079,000	4,408,642
4.13%, 01/15/2031(2)	3,500,000	3,774,608
4.88%, 06/01/2027	431,000	482,583
5.75%, 12/01/2034	1,022,000	1,160,394
TSMC Global Ltd.
1.00%, 09/28/2027(2)	5,575,000	5,475,605
VMware, Inc.
3.90%, 08/21/2027	160,000	178,609
4.65%, 05/15/2027	3,290,000	3,833,382
4.70%, 05/15/2030	6,036,000	7,140,953
Western Digital Corp.
4.75%, 02/15/2026	744,000	803,520

Total Technology		339,721,656

Utilities – 2.18%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,627,004
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,771,923
AES Corp.
3.95%, 07/15/2030(2)	2,040,000	2,254,118
5.13%, 09/01/2027	60,000	63,906
5.50%, 04/15/2025	345,000	355,719
6.00%, 05/15/2026	120,000	126,228
AES Gener SA
7.13% (5 Year Swap Rate USD + 4.64%), 03/26/2079(1)	4,500,000	4,598,145
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	330,617
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	105,199
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,785,891
APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,428,204
4.25%, 07/15/2027(2)	11,420,000	12,905,616
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,962,455
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,504,799

Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,318,964
DPL, Inc.
4.13%, 07/01/2025(2)	1,525,000	1,595,836
Duke Energy Carolinas LLC
3.70%, 12/01/2047	2,500,000	2,952,955
3.88%, 03/15/2046	2,750,000	3,320,669
4.25%, 12/15/2041	1,650,000	2,046,490
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	1,096,917
4.20%, 08/15/2045	1,000,000	1,242,287
Duquesne Light Holdings, Inc.
5.90%, 12/01/2021(2)	1,500,000	1,575,797
Edison International
4.95%, 04/15/2025	315,000	344,733
Enel Finance International NV
2.75%, 04/06/2023(2)	8,060,000	8,421,353
3.63%, 05/25/2027(2)	7,675,000	8,530,170
FirstEnergy Corp.
1.60%, 01/15/2026	1,385,000	1,376,068
2.25%, 09/01/2030	1,090,000	1,065,285
2.85%, 07/15/2022	2,075,000	2,126,769
3.40%, 03/01/2050	11,050,000	10,709,774
3.90%, 07/15/2027	5,035,000	5,533,137
FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	8,408,295
IPALCO Enterprises, Inc.
4.25%, 05/01/2030(2)	1,245,000	1,407,756
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,232,541
4.05%, 07/01/2023	3,812,000	4,121,292
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	1,000,000	1,142,970
4.70%, 04/01/2024(2)	150,000	166,414
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,947,996
LG&E & KU Energy LLC
4.38%, 10/01/2021	700,000	720,076
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,434,790
4.30%, 01/15/2029(2)	5,000,000	5,870,711
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	1,171,646
NiSource, Inc.
0.95%, 08/15/2025	545,000	544,319
1.70%, 02/15/2031	3,395,000	3,332,734
3.60%, 05/01/2030	3,820,000	4,349,912

Northern States Power Co.
3.60%, 09/15/2047	1,800,000	2,132,000
4.00%, 08/15/2045	1,000,000	1,250,530
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	746,918
4.45%, 06/15/2029(2)	7,405,000	8,167,336
5.25%, 06/15/2029(2)	850,000	924,375
5.75%, 01/15/2028	1,990,000	2,146,712
Pacific Gas & Electric Co.
2.10%, 08/01/2027	18,609,000	18,084,044
2.50%, 02/01/2031	6,150,000	5,855,643
2.95%, 03/01/2026	3,312,000	3,374,848
3.15%, 01/01/2026	10,609,000	10,883,891
3.25%, 06/15/2023	2,670,000	2,765,225
3.30%, 03/15/2027	2,052,000	2,090,544
3.30%, 12/01/2027	3,700,000	3,802,795
3.30%, 08/01/2040	4,970,000	4,539,279
3.40%, 08/15/2024	2,476,000	2,587,551
3.45%, 07/01/2025	7,759,500	8,118,428
3.50%, 06/15/2025	10,754,000	11,317,404
3.50%, 08/01/2050	5,748,000	5,178,108
3.75%, 02/15/2024	2,914,000	3,051,628
3.75%, 07/01/2028	18,443,500	19,157,524
3.75%, 08/15/2042	1,883,000	1,745,728
3.85%, 11/15/2023	1,559,000	1,644,864
3.95%, 12/01/2047	4,606,000	4,251,976
4.00%, 12/01/2046	3,182,000	2,978,053
4.25%, 08/01/2023	15,600,000	16,615,127
4.25%, 03/15/2046	309,000	297,836
4.30%, 03/15/2045	1,254,000	1,223,221
4.45%, 04/15/2042	1,206,000	1,204,581
4.50%, 07/01/2040	6,103,000	6,196,405
4.50%, 12/15/2041	203,000	199,472
4.55%, 07/01/2030	30,339,500	32,867,796
4.60%, 06/15/2043	1,248,000	1,251,645
4.65%, 08/01/2028	100,000	108,514
4.75%, 02/15/2044	2,811,000	2,870,222
4.95%, 07/01/2050	4,087,500	4,362,608
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/2028(2)	11,800,000	13,806,000
PPL WEM Ltd. / Western Power Distribution Plc
5.38%, 05/01/2021(2)	2,615,000	2,652,757
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,692,636
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	27,583

Sempra Energy
3.25%, 06/15/2027	8,634,000	9,483,280
3.40%, 02/01/2028	3,037,000	3,338,396
Southern California Edison Co.
3.65%, 03/01/2028	40,000	44,014
5.75%, 04/01/2035	70,000	94,815
6.00%, 01/15/2034	20,000	26,370
6.65%, 04/01/2029	192,000	238,068
Southern California Gas Co.
5.13%, 11/15/2040	12,000	15,473
Southern Co.
3.25%, 07/01/2026	8,000,000	8,923,094
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915,000	2,311,865
5.88%, 03/15/2041	1,920,000	2,641,823
Southern Power Co.
0.78% (3 Month LIBOR USD + 0.55%), 12/20/2020(1)(2)	600,000	600,069
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	11,652,237
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,276,988
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	414,916
3.50%, 05/04/2027	5,330,000	5,955,325
3.75%, 05/02/2023(2)	4,235,000	4,522,514
Talen Energy Supply LLC
6.63%, 01/15/2028(2)	250,000	242,187
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,271,453
5.15%, 11/15/2021	678,000	702,992
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,385,000	8,931,006
3.70%, 01/30/2027(2)	26,455,000	27,809,164
4.30%, 07/15/2029(2)	4,415,000	4,810,208

Total Utilities		460,406,544

Total Corporate Bonds (Cost: $7,337,685,226)		7,698,274,683

Convertible Securities – 0.11%
Communications – 0.05%
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	6,767,622
3.38%, 08/15/2026	4,385,000	4,025,415

Total Communications		10,793,037

Consumer, Non-cyclical – 0.04%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	3,155,000	3,310,709
1.25%, 05/15/2027(2)	5,715,000	5,589,220

Total Consumer, Non-cyclical		8,899,929

Energy – 0.00%(7)
Chesapeake Energy Corp.
5.50%, 09/15/2026(6)		3,940,000	128,444

Total Energy			128,444

Industrials – 0.01%
Greenbrier Companies, Inc.
2.88%, 02/01/2024		1,993,000	1,823,080

Total Industrials			1,823,080

Utilities – 0.01%
NRG Energy, Inc.
2.75%, 06/01/2048		1,860,000	1,926,469

Total Utilities			1,926,469

Total Convertible Securities (Cost: $27,339,306)			23,570,959

Government Related – 17.09%
Other Government Related – 1.69%
Abu Dhabi Government International Bond
1.70%, 03/02/2031(2)		4,295,000	4,248,674
2.50%, 09/30/2029		1,891,000	2,020,412
2.70%, 09/02/2070(2)		6,469,000	6,250,671
3.13%, 10/11/2027(2)		1,200,000	1,333,505
3.88%, 04/16/2050		200,000	244,000
3.88%, 04/16/2050(2)		5,400,000	6,588,000
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,144,762
Argentina Bocon
29.41% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,900,000	65,224
Argentina Treasury Bond BONCER
1.00%, 08/05/2021		8,690,000	135,978
1.50%, 03/25/2024		9,677,000	130,018
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804,000	721,457
Argentine Republic Government International Bond
0.13%, 07/09/2030(4)		$29,002,672	12,094,114
0.13%, 07/09/2035(4)		4,446,707	1,669,783
0.13%, 01/09/2038(4)		261,019	112,108
0.13%, 07/09/2041(4)		8,908,204	3,536,557
0.13%, 07/09/2046(4)		114,993	44,215
1.00%, 07/09/2029		1,108,815	505,076
Autonomous Community of Catalonia
4.90%, 09/15/2021	EUR	50,000	61,175
Bonos del Tesoro Nacional en Pesos Badlar
31.64% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)	ARS	219,181,000	3,049,875
City of New York NY
3.55%, 12/01/2028		$3,645,000	4,143,417

Ciudad Autonoma de Buenos Aires/Government Bonds
32.86% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	314,346,000	3,724,161
33.40% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(1)		401,380,000	4,742,109
34.63% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		566,081,000	7,936,392
Colombia Government International Bond
3.00%, 01/30/2030		$1,400,000	1,422,400
3.88%, 04/25/2027		364,000	392,578
4.50%, 01/28/2026		525,000	580,781
5.00%, 06/15/2045		874,000	1,018,210
5.20%, 05/15/2049		700,000	839,916
Commonwealth of Massachusetts
3.00%, 03/01/2049		10,015,000	10,695,619
Commonwealth of Puerto Rico
4.13%, 07/01/2022(6)		100,000	62,000
5.00%, 07/01/2021(6)		240,000	157,200
5.00%, 07/01/2028(6)		20,000	14,225
5.00%, 07/01/2041(6)		395,000	248,850
5.13%, 07/01/2028(6)		30,000	21,263
5.13%, 07/01/2031(6)		2,590,000	1,848,612
5.13%, 07/01/2037(6)		190,000	123,025
5.25%, 07/01/2026(6)		200,000	143,250
5.25%, 07/01/2037(6)		100,000	71,625
5.38%, 07/01/2030(6)		165,000	111,581
5.50%, 07/01/2032(6)		1,610,000	1,137,063
5.50%, 07/01/2039(6)		520,000	344,500
5.70%, 07/01/2023(6)		170,000	115,600
5.75%, 07/01/2038(6)		80,000	56,200
5.75%, 07/01/2041(6)		100,000	67,875
6.00%, 07/01/2038(6)		610,000	438,438
6.00%, 07/01/2039(6)		55,000	38,775
6.50%, 07/01/2040(6)		30,000	20,250
8.00%, 07/01/2035(6)		800,000	508,000
Croatia Government International Bond
6.00%, 01/26/2024		1,253,000	1,450,097
Dominican Republic International Bond
4.50%, 01/30/2030(2)		300,000	294,750
5.50%, 01/27/2025		1,250,000	1,329,688
6.00%, 07/19/2028		1,665,000	1,789,892
Egypt Government International Bond
5.58%, 02/21/2023(2)		400,000	410,508
7.60%, 03/01/2029(2)		250,000	256,095
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,016,032
Export-Import Bank of India
1.25% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(14)		9,600,000	9,588,480
Guatemala Government Bond
5.38%, 04/24/2032(2)		600,000	688,200
6.13%, 06/01/2050(2)		800,000	954,000
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	7,919,404

Health & Educational Facilities Authority of the State of Missouri
3.65%, 08/15/2057		2,735,000	3,373,185
Hungary Government International Bond
5.38%, 03/25/2024		1,596,000	1,828,537
Indonesia Government International Bond
2.85%, 02/14/2030		1,200,000	1,260,188
4.20%, 10/15/2050		200,000	230,991
Korea National Oil Corp.
1.63%, 10/05/2030(2)		4,180,000	4,118,750
Korea South-East Power Co. Ltd.
1.00%, 02/03/2026		1,260,000	1,260,009
Los Angeles Department of Water
6.01%, 07/01/2039		675,000	944,568
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,720,000	2,969,723
Mexico Government International Bond
3.25%, 04/16/2030		3,731,000	3,807,523
3.75%, 01/11/2028		726,000	780,544
3.90%, 04/27/2025		900,000	983,700
4.50%, 04/22/2029		773,000	865,374
4.60%, 01/23/2046		713,000	764,172
4.75%, 04/27/2032		2,400,000	2,712,000
4.75%, 03/08/2044		1,000,000	1,091,000
5.00%, 04/27/2051		2,400,000	2,678,400
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	2,018,720
3.95%, 08/01/2032		1,900,000	2,170,123
5.27%, 05/01/2027		3,500,000	4,237,695
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	370,440
New York State Dormitory Authority
4.00%, 07/01/2050		1,855,000	2,070,922
5.05%, 09/15/2027		1,800,000	2,187,792
Panama Government International Bond
3.16%, 01/23/2030		5,109,000	5,556,037
3.88%, 03/17/2028		600,000	679,500
Paraguay Government International Bond
4.70%, 03/27/2027		1,380,000	1,564,244
4.95%, 04/28/2031(2)		932,000	1,073,198
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282,000	6,928,201
6.15%, 08/12/2032		17,826,000	5,675,514
6.95%, 08/12/2031		5,192,000	1,763,604
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/2025(2)		$4,200,000	4,364,010
2.80%, 06/23/2030(2)		4,800,000	4,943,040
3.80%, 06/23/2050(2)		3,100,000	3,311,265

Peruvian Government International Bond
2.39%, 01/23/2026		758,000	794,005
2.78%, 01/23/2031		1,503,000	1,625,510
2.84%, 06/20/2030		1,270,000	1,381,125
4.13%, 08/25/2027		2,141,000	2,496,941
5.94%, 02/12/2029	PEN	11,140,000	3,619,223
5.94%, 02/12/2029(2)		11,637,000	3,788,341
6.15%, 08/12/2032(2)		2,151,000	690,199
6.35%, 08/12/2028(2)		12,544,000	4,202,624
6.90%, 08/12/2037(2)		879,000	290,700
6.95%, 08/12/2031		1,183,000	401,838
6.95%, 08/12/2031(2)		11,230,000	3,814,575
8.20%, 08/12/2026(2)		15,908,000	5,863,325
Province of Quebec Canada
0.60%, 07/23/2025		$7,535,000	7,546,909
Provincia de Buenos Aires/Government Bonds
33.38% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476,000	15,192,319
33.48% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)		52,056,000	621,850
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	70,875
Qatar Government International Bond
3.88%, 04/23/2023		700,000	751,100
4.50%, 04/23/2028		2,059,000	2,460,505
4.63%, 06/02/2046		1,257,000	1,648,480
5.10%, 04/23/2048		600,000	833,508
Regents of the University of California Medical Center Pooled Revenue
3.01%, 05/15/2050		1,395,000	1,507,590
3.26%, 05/15/2060		15,790,000	17,222,469
Republic of South Africa Government International Bond
4.30%, 10/12/2028		3,234,000	3,012,277
4.85%, 09/30/2029		7,600,000	7,241,310
4.88%, 04/14/2026		700,000	706,975
5.75%, 09/30/2049		5,200,000	4,402,736
Russian Foreign Bond - Eurobond
4.25%, 06/23/2027		400,000	450,240
4.38%, 03/21/2029		1,200,000	1,376,827
4.75%, 05/27/2026		600,000	687,606
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037		1,220,000	1,511,055
5.00%, 05/01/2044		1,460,000	1,741,430
Saudi Government International Bond
2.75%, 02/03/2032(2)		300,000	312,024
3.25%, 10/22/2030		700,000	760,186
3.63%, 03/04/2028		2,500,000	2,769,400
3.75%, 01/21/2055(2)		200,000	216,440
4.00%, 04/17/2025		16,200,000	17,998,200

4.50%, 10/26/2046		750,000	900,090
4.63%, 10/04/2047		800,000	977,840
5.00%, 04/17/2049		1,400,000	1,810,060
Serbia International Bond
3.13%, 05/15/2027(2)	EUR	1,998,000	2,501,380
State of California
7.95%, 03/01/2036		$429	398
State of Illinois
5.10%, 06/01/2033		225,000	227,383
6.73%, 04/01/2035		70,000	77,559
7.35%, 07/01/2035		55,000	62,312
State of Israel
3.80%, 05/13/2060		3,300,000	3,927,000
Texas Public Finance Authority
8.25%, 07/01/2024		3,300,000	3,312,639
Turkey Government International Bond
4.63%, 03/31/2025	EUR	6,300,000	7,183,899
5.63%, 03/30/2021		$800,000	803,016
5.75%, 03/22/2024		600,000	588,780
5.75%, 05/11/2047		2,800,000	2,213,960
6.35%, 08/10/2024		1,782,000	1,775,246
7.25%, 12/23/2023		4,000,000	4,119,840
7.63%, 04/26/2029		11,900,000	12,245,695
Uruguay Government International Bond
4.38%, 10/27/2027		2,000,000	2,310,000
4.38%, 01/23/2031		1,100,000	1,307,625
Venezuela Government International Bond
6.00%, 12/09/2020(6)		30,000	2,250
7.00%, 03/31/2038(6)		187,000	14,025
7.65%, 04/21/2025(6)		534,000	40,050
7.75%, 04/13/2022(6)		100,000	7,500
8.25%, 10/13/2024(6)		7,294,000	547,050
9.00%, 05/07/2023(6)		110,000	8,250
9.00%, 05/07/2023(6)		7,405,000	555,375
9.25%, 09/15/2027(6)		1,049,000	78,675
9.25%, 05/07/2028(6)		420,000	31,500
11.75%, 10/21/2026(6)		120,000	9,000
11.95%, 08/05/2031(6)		3,200,000	240,000

Total Other Government Related			357,148,748

U.S. Treasury Obligations – 15.40%
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2025(8)		14,325,272	15,242,797
0.13%, 07/15/2030(8)		31,723,813	35,246,066
0.25%, 07/15/2029(8)(9)		44,366,334	49,600,175
0.25%, 02/15/2050(8)		23,364,835	27,480,149
0.75%, 02/15/2042(8)		573,330	719,544
0.75%, 02/15/2045(8)		220,060	279,387

0.88%, 02/15/2047(8)	1,824,712	2,419,906
1.00%, 02/15/2046(8)	437,404	588,382
1.00%, 02/15/2048(8)	2,521,704	3,466,949
1.00%, 02/15/2049(8)	1,750,439	2,434,181
1.38%, 02/15/2044(8)	111,174	157,695
2.13%, 02/15/2040(8)	239,754	366,649
U.S. Treasury Note/Bond
0.13%, 04/30/2022	140,350,000	140,333,552
0.13%, 05/31/2022	57,150,000	57,136,605
0.13%, 07/31/2022	58,815,000	58,803,513
0.13%, 08/31/2022	319,905,000	319,817,525
0.13%, 09/30/2022	363,345,000	363,302,420
0.25%, 05/31/2025	17,200,000	17,197,313
0.25%, 06/30/2025	85,400,000	85,346,625
0.25%, 08/31/2025	122,735,000	122,610,348
0.25%, 09/30/2025	139,825,000	139,639,296
0.38%, 03/31/2022	83,370,000	83,650,072
0.38%, 09/30/2027	85,075,000	84,503,402
0.63%, 08/15/2030	235,233,000	233,873,059
1.25%, 05/15/2050	112,370,000	106,488,133
1.38%, 08/15/2050	224,755,000	219,908,720
1.50%, 11/30/2021	43,085,000	43,754,837
1.50%, 09/15/2022(9)	34,990,000	35,920,789
1.50%, 01/15/2023(9)	229,835,000	236,927,566
1.63%, 11/15/2022	205,170,000	211,589,577
1.63%, 12/15/2022	44,950,000	46,419,654
2.00%, 02/15/2050	29,775,000	33,678,316
2.25%, 08/15/2049	116,300,000	138,301,598
2.38%, 11/15/2049	53,640,000	65,488,992
2.50%, 02/15/2045	49,400,000	60,798,664
2.75%, 11/15/2047	250,000	324,873
3.00%, 05/15/2045	30,000,000	40,164,844
3.00%, 02/15/2048	15,800,000	21,471,336
3.00%, 08/15/2048(9)	10,405,000	14,181,283
3.00%, 02/15/2049	82,878,400	113,290,888
3.13%, 05/15/2048(9)	12,780,000	17,767,195

Total U.S. Treasury Obligations		3,250,692,875

Total Government Related (Cost: $3,488,756,814)		3,607,841,623

Mortgage-Backed Obligations – 29.01%
280 Park Avenue 2017-280P Mortgage Trust
1.03% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034(1)(2)	1,315,633	1,313,160
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	531,947	553,151
6.00%, 12/25/2033	167,220	172,128
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	352,061	363,638
5.50%, 08/25/2034	379,867	392,722

Alternative Loan Trust 2005-56
0.88% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035(1)	4,724,395	4,644,129
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	10,496,162	8,253,787
Alternative Loan Trust 2006-HY12
3.23%, 08/25/2036(5)	247,419	255,649
Alternative Loan Trust 2006-OA17
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046(1)	15,579,201	12,857,475
Alternative Loan Trust 2006-OA22
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047(1)	14,291,259	12,705,070
Alternative Loan Trust 2006-OA3
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036(1)	5,745,552	4,840,813
Alternative Loan Trust 2006-OA7
1.96% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046(1)	11,120,304	9,547,978
Alternative Loan Trust 2006-OC5
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 06/25/2046(1)	8,092,566	7,136,533
Alternative Loan Trust 2007-HY7C
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	2,842,838	2,676,048
Alternative Loan Trust 2007-OA2
0.28% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047(1)	12,156,889	9,827,624
1.86% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047(1)	26,405,036	22,022,291
Alternative Loan Trust 2007-OA4
0.32% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047(1)	1,935,126	1,764,659
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059(2)(5)	3,288,448	3,325,454
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048(2)(5)	5,057,683	5,167,464
4.02%, 11/25/2048(2)(5)	1,136,819	1,160,379
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049(2)(5)	1,993,058	2,037,495
3.78%, 03/25/2049(2)(5)	2,167,842	2,212,377
4.07%, 03/25/2049(2)(5)	3,460,000	3,577,760
Angel Oak Mortgage Trust LLC
1.69%, 04/25/2065(2)(5)	5,065,964	5,095,469
Angel Oak Mortgage Trust LLC 2020-5
2.04%, 05/25/2065(2)(5)	2,795,000	2,796,463
2.97%, 05/25/2065(2)(5)	2,480,000	2,492,760
Ashford Hospitality Trust 2018-ASHF
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035(1)(2)	1,061,043	1,011,014
1.40% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035(1)(2)	1,530,000	1,426,381
1.55% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035(1)(2)	715,000	645,555
Atrium Hotel Portfolio Trust 2017-ATRM
1.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 12/15/2036(1)(2)	3,120,000	2,994,824
1.65% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 12/15/2036(1)(2)	1,095,000	1,015,102
Austin Fairmont Hotel Trust 2019-FAIR
1.40% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032(1)(2)	2,155,000	2,040,706
1.60% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032(1)(2)	5,500,000	5,149,319

Aventura Mall Trust
4.25%, 07/05/2040(2)(5)	5,325,000	5,663,138
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038(2)(5)	6,575,000	7,720,520
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050(2)(5)	100,000	47,000
6.01%, 06/17/2050(2)(5)	231,753	231,782
Banc of America Commercial Mortgage Trust 2007-5
6.02%, 02/10/2051(5)	5,899,605	6,241,777
Banc of America Funding 2015-R7 Trust
2.24% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046(1)(2)	1,055,758	1,059,204
Banc of America Funding 2015-R8 Trust
2.16%, 11/26/2046(2)(5)	1,450,324	1,466,288
Banc of America Funding 2015-R9 Trust
0.35% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037(1)(2)	12,762,160	12,359,145
Bank 2019-BNK21
3.52%, 10/17/2052	1,960,000	1,890,066
Bank 2019-BNK22
2.50%, 11/15/2062(2)	3,945,000	3,059,214
Bank 2020-BNK25
2.84%, 01/15/2063	1,890,000	2,040,870
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033(2)(5)	2,715,000	2,750,640
BBCMS 2019-BWAY Mortgage Trust
2.31% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/25/2034(1)(2)	2,025,000	1,873,748
BBCMS Trust 2018-CBM
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037(1)(2)	2,305,000	2,201,803
BCAP LLC 2014-RR2
0.41% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036(1)(2)	16,382,834	15,569,849
Bear Stearns ALT-A Trust 2005-1
1.27% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035(1)	6,131,301	5,979,124
Bear Stearns ARM Trust 2003-3
4.08%, 05/25/2033(5)	500,555	491,959
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041(2)(5)	8,610,885	8,795,158
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051(5)	3,095,000	3,524,511
Benchmark 2019-B13 Mortgage Trust
2.70%, 08/15/2057	7,750,000	8,469,946
3.18%, 08/15/2057	2,902,000	3,201,267
Benchmark 2020-B16 Mortgage Trust
3.66%, 02/15/2053(5)	3,051,000	3,019,945
BFLD 2019-DPLO
1.69% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034(1)(2)	4,650,000	4,288,487
Braemar Hotels & Resorts Trust 2018-Prime
1.20% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035(1)(2)	3,000,000	2,790,631

Brass NO 8 Plc
0.98% (3 Month LIBOR USD + 0.70%), 11/16/2066(1)(2)	2,370,760	2,326,206
BX Commercial Mortgage Trust 2019-IMC
1.45% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034(1)(2)	4,870,000	4,591,536
2.30% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034(1)(2)	4,215,000	3,743,336
BX Trust 2018-GW
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035(1)(2)	2,485,000	2,397,742
BX Trust 2019-OC11
3.20%, 12/09/2041(2)	2,755,000	2,914,331
BXP Trust 2017-GM
3.38%, 06/13/2039(2)	3,800,000	4,226,842
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039(2)	5,010,000	5,862,455
Cantor Commercial Real Estate Lending 2019-CF1
4.35%, 05/15/2052(5)	3,220,000	3,492,694
Cantor Commercial Real Estate Lending 2019-CF2
2.50%, 11/15/2052(2)	7,935,000	6,614,428
3.27%, 11/15/2052(5)	2,780,000	2,894,502
CD 2018-CD7 Mortgage Trust
5.01%, 08/15/2051(5)	8,190,000	8,772,196
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039(2)	5,185,000	5,643,970
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037(2)	6,467,597	5,190,736
CIM Trust 2017-8
4.00%, 12/25/2065(2)(5)	27,000,000	27,394,983
CIM Trust 2018-R4
4.07%, 12/26/2057(2)(5)	15,947,930	16,468,327
CIM Trust 2018-R5
3.75%, 07/25/2058(2)(5)	11,774,210	11,975,307
CIM Trust 2018-R6
1.23% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058(1)(2)	14,518,171	14,336,163
CIM Trust 2019-R3
2.63%, 06/25/2058(2)(5)	21,260,249	20,748,961
CIM Trust 2019-R4
3.00%, 10/25/2059(2)(5)	24,859,441	23,154,347
CIM Trust 2020-R1
2.85%, 10/27/2059(2)(5)	29,601,682	25,725,354
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035(2)(5)	3,120,000	3,098,149
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	91,997	91,975
3.57%, 02/10/2048	430,000	462,824
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058	1,350,000	1,500,432
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049	1,225,000	1,327,989

Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050		2,140,000	2,433,164
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051(5)		1,195,000	1,167,255
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041(2)		2,150,000	2,162,941
3.03%, 12/10/2041(2)		1,530,000	1,509,403
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(2)(5)		1,425,403	1,431,755
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059(2)(4)		4,245,470	4,315,895
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066(2)(5)		3,176,018	3,211,482
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066(2)(5)		3,120,432	3,334,391
Clavis Securities Plc
0.23% (3 Month LIBOR GBP + 0.17%), 12/15/2032(1)	GBP	984,169	1,222,358
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048(2)(5)		$1,556,819	1,577,181
4.11%, 12/28/2048(2)(5)		1,291,601	1,308,657
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049(2)(5)		4,167,986	4,202,715
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049(2)(5)		3,377,917	3,408,835
3.54%, 05/25/2049(2)(5)		2,318,340	2,339,362
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049(2)(5)		1,882,758	1,904,096
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065(2)(5)		3,079,460	3,094,965
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047		1,115,000	1,211,805
COMM 2014-CR14 Mortgage Trust
4.77%, 02/10/2047(5)		6,770,000	6,876,283
COMM 2014-UBS2 Mortgage Trust
5.13%, 03/10/2047(5)		800,000	786,357
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048		1,990,000	2,226,315
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048		2,495,000	2,697,865
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050		515,000	572,179
4.58%, 07/10/2050(5)		440,000	467,673
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050		3,110,000	3,477,819
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029(2)(5)		1,285,000	1,352,480
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037(2)		5,150,000	5,017,362

Connecticut Avenue Securities Trust 2020-R02
0.90% (1 Month LIBOR USD + 0.75%), 01/25/2040(1)(2)	2,044,932	2,039,738
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.51%, 08/26/2058(2)	689,994	694,532
Credit Suisse Mortgage Capital Certificates 2019-ICE4
1.75% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036(1)(2)	5,465,000	5,410,142
2.30% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 05/15/2036(1)(2)	2,375,000	2,342,222
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057(5)	8,560,000	9,013,522
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	914,361
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049(5)	6,160,000	6,915,057
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052	6,050,000	6,577,889
3.28%, 09/15/2052	2,625,000	2,888,046
3.48%, 09/15/2052	3,015,000	3,165,907
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033	102,318	107,697
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(2)	6,175,000	4,694,601
CSMC 2018-RPL2 Trust
4.31%, 08/25/2062(2)(4)	2,385,067	2,403,324
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(2)	1,546,752	1,570,809
CSMC 2020-NET
2.26%, 08/15/2037(2)	2,800,000	2,887,000
3.53%, 08/15/2037(2)	4,405,000	4,551,715
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060(2)(5)	12,400,000	12,399,616
CSMC Trust 2013-5R
0.68% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036(1)(2)	4,898,010	4,953,539
DBCG 2017-BBG Mortgage Trust
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034(1)(2)	2,645,000	2,628,440
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050(5)	2,750,000	2,911,776
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034(2)(5)	2,540,000	2,620,730
DC Office Trust 2019-MTC
2.97%, 09/15/2045(2)	5,545,000	6,103,647
3.17%, 09/15/2045(2)(5)	4,450,000	4,353,892
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057(2)(5)	210,366	211,656
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058(2)(5)	1,335,193	1,360,266
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059(2)(5)	1,852,587	1,871,641

Deephaven Residential Mortgage Trust 2019-2
3.56%, 04/25/2059(2)(5)		2,460,642	2,489,225
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035(1)		4,627,313	4,030,383
Durham Mortgages Plc
0.62% (3 Month LIBOR GBP + 0.55%), 03/31/2053(1)	GBP	23,529,077	30,286,785
0.67% (3 Month LIBOR GBP + 0.60%), 03/31/2054(1)		20,011,332	25,695,328
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035(2)(5)		$3,110,000	3,389,931
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059(2)(5)		4,964,493	5,059,312
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029(1)(2)	EUR	780,523	908,835
Eurosail-UK 2007-5np Plc
0.83% (3 Month LIBOR GBP + 0.77%), 09/13/2045(1)	GBP	9,633,470	11,571,584
Eurosail-UK 2007-6nc Plc
0.76% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045(1)		241,830	299,527
Fannie Mae
1.50%, 10/01/2035(10)		$27,975,000	28,615,365
2.00%, 10/01/2035(10)		90,200,000	93,723,438
2.00%, 10/01/2050(10)		512,440,000	529,734,850
2.00%, 12/01/2050(10)		916,000,000	942,948,729
2.50%, 10/01/2050(10)		161,800,000	169,700,390
2.50%, 11/01/2050(10)		89,375,000	93,546,105
3.00%, 10/01/2050(10)		17,355,000	18,180,040
3.50%, 10/01/2035(10)		6,180,000	6,535,229
4.00%, 10/01/2050(10)		3,280,000	3,497,813
4.50%, 10/01/2050(10)		9,890,000	10,698,585
Fannie Mae Connecticut Avenue Securities
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030(1)		5,951,759	5,848,799
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030(1)		2,986,692	2,899,676
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030(1)		3,723,302	3,664,989
1.25% (1 Month LIBOR USD + 1.10%), 11/25/2029(1)		6,972,997	6,892,753
1.50% (1 Month LIBOR USD + 1.35%), 09/25/2029(1)		6,117,752	6,059,977
3.70% (1 Month LIBOR USD + 3.55%), 07/25/2029(1)		2,320,362	2,386,973
4.70% (1 Month LIBOR USD + 4.55%), 02/25/2025(1)		437,418	441,810
Fannie Mae Pool
2.00%, 10/01/2040		8,750,000	9,050,472
2.00%, 10/01/2040		25,910,000	26,799,740
2.00%, 08/01/2050		11,479,806	11,869,482
2.46%, 04/01/2040		8,775,000	9,313,527
2.50%, 07/01/2030		483,547	514,422
2.50%, 07/01/2030		636,008	676,028
2.50%, 08/01/2030		1,168,924	1,243,466
2.50%, 11/01/2031		1,605,711	1,714,135
2.50%, 01/01/2032		1,872,945	1,959,049

2.50%, 08/01/2035	6,627,479	6,940,533
3.00%, 10/01/2028	282,864	297,152
3.00%, 02/01/2030	8,378,686	8,785,373
3.00%, 03/01/2030	8,623,198	9,041,752
3.00%, 05/01/2030	157,250	165,347
3.00%, 09/01/2030	1,716,653	1,838,321
3.00%, 12/01/2030	736,368	774,218
3.00%, 09/01/2031	595,773	625,412
3.00%, 06/01/2032	1,327,004	1,391,780
3.00%, 09/01/2032	2,686,702	2,821,433
3.00%, 06/01/2033	9,453	9,914
3.00%, 10/01/2033	1,824,175	1,933,648
3.00%, 11/01/2033	1,154,744	1,242,909
3.00%, 02/01/2034	4,410,276	4,633,359
3.00%, 12/01/2034	4,991,512	5,424,602
3.00%, 01/01/2035	1,610,119	1,734,019
3.00%, 01/01/2035	3,517,702	3,788,304
3.00%, 02/01/2035	2,666,540	2,897,921
3.00%, 11/01/2036	208,671	224,908
3.00%, 11/01/2036	1,406,089	1,501,804
3.00%, 11/01/2036	1,644,504	1,770,541
3.00%, 12/01/2036	242,855	261,752
3.00%, 12/01/2036	1,848,480	1,974,315
3.00%, 10/01/2037	32,841	34,387
3.00%, 03/01/2038	2,489,611	2,612,608
3.00%, 04/01/2040	4,204,161	4,532,814
3.00%, 04/01/2040	4,607,409	4,945,045
3.00%, 04/01/2040	5,333,054	5,697,776
3.00%, 01/01/2043	2,275,543	2,424,337
3.00%, 02/01/2043	3,442,104	3,667,004
3.00%, 04/01/2043	2,341,779	2,512,143
3.00%, 05/01/2043	1,101,027	1,169,875
3.00%, 06/01/2043	2,751,750	2,931,264
3.00%, 07/01/2043	279,224	298,305
3.00%, 08/01/2043	141,054	148,489
3.00%, 08/01/2043	7,069,378	7,582,557
3.00%, 09/01/2043	1,152,402	1,255,299
3.00%, 02/01/2044	36,782	38,719
3.00%, 05/01/2045	537,886	573,076
3.00%, 05/01/2045	1,108,652	1,188,382
3.00%, 07/01/2045	5,103,163	5,537,871
3.00%, 05/01/2046	9,921,369	10,425,533
3.00%, 06/01/2046	339,111	363,582
3.00%, 07/01/2046	2,111,070	2,217,182
3.00%, 08/01/2046	107,902	113,571
3.00%, 11/01/2046	470,531	507,790
3.00%, 11/01/2046	509,059	535,106

3.00%, 11/01/2046	779,598	836,021
3.00%, 11/01/2046	1,594,840	1,678,826
3.00%, 11/01/2046	1,721,572	1,836,349
3.00%, 11/01/2046	1,762,897	1,885,133
3.00%, 11/01/2046	1,906,725	2,044,922
3.00%, 11/01/2046	4,515,868	4,815,912
3.00%, 12/01/2046	42,966	45,201
3.00%, 01/01/2047	2,980,478	3,132,773
3.00%, 01/01/2047	17,374,815	18,264,088
3.00%, 06/01/2047	2,153,324	2,343,808
3.00%, 08/01/2047	10,652,238	11,491,166
3.00%, 09/01/2048	918,444	963,706
3.00%, 09/01/2048	1,771,640	1,864,319
3.00%, 08/01/2049	1,777,616	1,934,852
3.00%, 03/01/2050	11,958,286	12,791,635
3.00%, 07/01/2050	3,672,594	3,898,836
3.21%, 11/01/2037	10,996,994	12,882,583
3.22%, 01/01/2027	3,565,000	4,029,743
3.45%, 05/01/2034	10,464,000	12,543,512
3.48%, 07/01/2042	4,031,118	4,745,045
3.50%, 01/01/2030	794,120	844,893
3.50%, 12/01/2030	2,475,104	2,630,853
3.50%, 04/01/2031	1,254,486	1,331,598
3.50%, 11/01/2031	1,991,899	2,115,307
3.50%, 08/01/2032	897,362	954,891
3.50%, 08/01/2032	4,059,473	4,306,873
3.50%, 11/01/2032	1,472,447	1,602,508
3.50%, 12/01/2033	2,456,584	2,612,345
3.50%, 02/01/2035	109,200	117,400
3.50%, 01/01/2036	1,093,888	1,181,013
3.50%, 01/01/2038	5,527,219	5,835,753
3.50%, 12/01/2041	61,043	67,921
3.50%, 06/01/2042	50,272	54,572
3.50%, 06/01/2042	81,176	88,172
3.50%, 07/01/2042	64,810	70,334
3.50%, 07/01/2042	481,803	522,513
3.50%, 08/01/2042	133,047	144,449
3.50%, 09/01/2042	156,551	170,033
3.50%, 09/01/2042	205,374	222,941
3.50%, 12/01/2042	1,007,200	1,094,268
3.50%, 12/01/2042	1,733,387	1,883,886
3.50%, 01/01/2043	89,085	96,756
3.50%, 01/01/2043	234,234	254,543
3.50%, 03/01/2043	980,328	1,065,019
3.50%, 04/01/2043	92,323	100,021
3.50%, 06/01/2043	126,467	139,834
3.50%, 06/01/2043	825,883	896,011

3.50%, 06/01/2043	1,507,832	1,635,860
3.50%, 06/01/2043	2,050,612	2,227,892
3.50%, 07/01/2043	103,918	112,425
3.50%, 07/01/2043	155,583	172,026
3.50%, 08/01/2043	94,506	102,668
3.50%, 08/01/2043	110,582	119,668
3.50%, 09/01/2043	439,971	485,184
3.50%, 01/01/2044	462,208	502,101
3.50%, 01/01/2044	650,026	706,277
3.50%, 01/01/2044	944,521	1,041,132
3.50%, 01/01/2044	4,787,825	5,200,342
3.50%, 03/01/2044	197,447	219,661
3.50%, 07/01/2044	623,615	674,467
3.50%, 12/01/2044	333,228	361,924
3.50%, 02/01/2045	407,263	442,213
3.50%, 04/01/2045	52,970	57,820
3.50%, 04/01/2045	1,107,131	1,180,816
3.50%, 05/01/2045	1,519,540	1,621,164
3.50%, 06/01/2045	1,898,049	2,071,916
3.50%, 06/01/2045	1,979,477	2,110,016
3.50%, 07/01/2045	2,220,942	2,397,960
3.50%, 08/01/2045	45,799	49,190
3.50%, 09/01/2045	3,725,689	4,019,082
3.50%, 10/01/2045	307,893	332,821
3.50%, 11/01/2045	312,237	336,661
3.50%, 11/01/2045	5,325,869	5,675,686
3.50%, 12/01/2045	1,060,099	1,132,123
3.50%, 01/01/2046	27,994	30,556
3.50%, 01/01/2046	72,371	77,209
3.50%, 04/01/2046	460,633	491,411
3.50%, 05/01/2046	544,492	591,324
3.50%, 06/01/2046	540,331	576,718
3.50%, 06/01/2046	1,177,422	1,253,665
3.50%, 06/01/2046	2,282,786	2,523,038
3.50%, 06/01/2046	2,925,006	3,192,854
3.50%, 06/01/2046	4,031,868	4,311,881
3.50%, 07/01/2046	1,046,065	1,111,920
3.50%, 09/01/2046	4,944,163	5,258,190
3.50%, 12/01/2046	1,631,951	1,735,413
3.50%, 01/01/2047	796,868	849,480
3.50%, 01/01/2047	1,276,979	1,355,055
3.50%, 01/01/2047	3,947,275	4,309,883
3.50%, 01/01/2047	17,555,612	18,635,913
3.50%, 02/01/2047	858,485	909,731
3.50%, 02/01/2047	1,124,694	1,195,786
3.50%, 03/01/2047	159,717	169,222
3.50%, 08/01/2047	12,544,900	13,665,486

3.50%, 11/01/2047	8,679,821	9,176,798
3.50%, 12/01/2047	3,656,453	3,990,626
3.50%, 12/01/2047	4,049,688	4,285,698
3.50%, 12/01/2047	4,045,383	4,403,777
3.50%, 01/01/2048	3,307,168	3,644,838
3.50%, 01/01/2048	7,603,295	8,304,059
3.50%, 02/01/2048	1,872,041	1,995,618
3.50%, 02/01/2048	13,400,271	14,171,131
3.50%, 06/01/2049	11,269,372	12,270,514
3.50%, 08/01/2049	525,440	553,685
3.50%, 09/01/2049	4,245,159	4,473,315
3.50%, 09/01/2049	4,923,739	5,317,474
3.50%, 10/01/2049	2,564,397	2,702,222
3.50%, 10/01/2049	4,082,665	4,302,088
3.50%, 02/01/2050	857,607	903,614
3.50%, 05/01/2050	10,074,424	10,636,939
3.50%, 07/01/2050	5,564,178	5,936,755
4.00%, 11/01/2040	76,250	83,969
4.00%, 11/01/2040	285,706	315,284
4.00%, 11/01/2040	2,274,534	2,477,723
4.00%, 12/01/2040	186,911	205,814
4.00%, 01/01/2041	141,770	156,169
4.00%, 02/01/2041	145,665	160,798
4.00%, 02/01/2041	452,787	498,695
4.00%, 02/01/2041	618,259	680,914
4.00%, 09/01/2041	277,375	305,904
4.00%, 01/01/2042	40,746	44,871
4.00%, 01/01/2042	2,490,177	2,743,383
4.00%, 02/01/2042	65,416	72,057
4.00%, 03/01/2042	2,653,815	2,972,333
4.00%, 06/01/2042	9,560,176	10,559,999
4.00%, 08/01/2042	2,466,477	2,700,564
4.00%, 09/01/2043	1,368,484	1,500,915
4.00%, 12/01/2043	2,712,506	2,976,553
4.00%, 06/01/2045	5,499,564	6,007,638
4.00%, 07/01/2045	743,168	805,914
4.00%, 09/01/2045	89,199	96,707
4.00%, 09/01/2045	121,189	132,280
4.00%, 10/01/2045	2,573,237	2,808,403
4.00%, 12/01/2045	394,304	425,668
4.00%, 12/01/2045	4,266,004	4,638,077
4.00%, 03/01/2046	1,172,892	1,273,277
4.00%, 09/01/2046	66,965	72,890
4.00%, 09/01/2046	1,655,693	1,790,910
4.00%, 12/01/2046	4,422,031	4,781,952
4.00%, 02/01/2047	1,710,347	1,848,456
4.00%, 02/01/2047	3,745,897	4,054,992

4.00%, 03/01/2047	1,898,843	2,039,079
4.00%, 04/01/2047	2,002,862	2,149,967
4.00%, 05/01/2047	2,477,938	2,655,792
4.00%, 06/01/2047	1,117,462	1,199,945
4.00%, 06/01/2047	2,758,009	2,954,956
4.00%, 07/01/2047	2,532,641	2,711,939
4.00%, 08/01/2047	2,037,654	2,184,878
4.00%, 08/01/2047	2,838,544	3,076,698
4.00%, 06/01/2048	1,923,861	2,055,191
4.00%, 09/01/2048	21,467,094	23,890,347
4.00%, 10/01/2048	351,056	390,008
4.00%, 12/01/2048	2,224,274	2,369,922
4.00%, 01/01/2049	7,272,518	7,945,447
4.00%, 02/01/2049	996,581	1,061,963
4.00%, 02/01/2049	7,711,547	8,327,672
4.00%, 11/01/2049	2,202,042	2,352,359
4.00%, 12/01/2049	412,368	440,163
4.00%, 01/01/2050	9,726,777	10,365,856
4.50%, 11/01/2035	283,834	312,633
4.50%, 08/01/2040	77,085	86,419
4.50%, 09/01/2040	30,474	34,193
4.50%, 11/01/2040	2,085,870	2,346,922
4.50%, 01/01/2041	21,566	24,245
4.50%, 02/01/2041	277,065	311,737
4.50%, 05/01/2041	2,935,384	3,302,136
4.50%, 05/01/2041	5,037,710	5,663,864
4.50%, 08/01/2041	34,466	38,693
4.50%, 11/01/2041	561,005	631,114
4.50%, 02/01/2045	456,821	510,879
4.50%, 06/01/2045	315,761	352,459
4.50%, 02/01/2046	2,110,545	2,330,892
4.50%, 03/01/2046	1,619,292	1,814,311
4.50%, 09/01/2046	1,924,290	2,152,915
4.50%, 11/01/2047	2,728,010	3,064,339
4.50%, 04/01/2048	3,116,822	3,376,459
4.50%, 05/01/2048	5,885,048	6,373,530
4.50%, 05/01/2048	14,014,114	15,150,350
4.50%, 08/01/2048	989,661	1,070,083
4.50%, 08/01/2048	1,853,106	2,003,205
4.50%, 08/01/2048	10,176,633	11,009,167
4.50%, 09/01/2048	4,007,241	4,336,210
4.50%, 11/01/2048	2,169,867	2,353,262
4.50%, 12/01/2048	5,309,110	5,737,927
4.50%, 05/01/2049	6,884,119	7,481,723
4.50%, 01/01/2050	704,366	761,587
4.50%, 05/01/2050	3,273,747	3,566,179
5.00%, 07/01/2035	686,848	789,793

5.00%, 02/01/2036		1,090,159	1,254,031
5.00%, 05/01/2040		25,422	29,242
5.00%, 06/01/2040		8,615	9,910
5.00%, 06/01/2040		730,512	834,998
5.00%, 02/01/2041		623,841	718,680
5.00%, 07/01/2041		805,257	924,872
5.00%, 08/01/2041		255,058	293,148
5.00%, 03/01/2042		432,016	494,613
5.00%, 11/01/2044		2,662,690	3,060,100
5.00%, 02/01/2045		969,446	1,074,510
5.00%, 07/01/2045		544,955	626,892
5.00%, 12/01/2047		990,228	1,126,914
5.50%, 05/01/2034		1,407,559	1,657,166
5.50%, 07/01/2034		339,374	399,562
5.50%, 07/01/2036		132,788	156,350
5.50%, 12/01/2039		288,209	332,767
5.50%, 03/01/2040		1,592,117	1,873,534
5.50%, 06/01/2041		297,485	345,217
5.50%, 02/01/2042		673,922	775,395
5.50%, 02/01/2042		1,116,232	1,283,697
5.50%, 10/01/2043		541,008	633,129
5.50%, 05/01/2044		374,313	440,596
5.50%, 05/01/2044		5,749,927	6,769,406
6.00%, 03/01/2034		1,669,198	1,957,056
6.00%, 06/01/2036		11,136	13,198
6.00%, 07/01/2038		1,155,121	1,369,144
6.00%, 10/01/2038		64,989	76,858
6.00%, 07/01/2041		5,375,099	6,370,068
6.50%, 05/01/2040		387,560	450,543
Fannie Mae REMICS
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050(1)		4,304,699	4,338,219
3.00%, 09/25/2049		1,702,823	1,752,387
3.50%, 03/25/2042		4,373,452	4,809,945
3.50%, 01/25/2047		13,106,865	13,593,060
3.50%, 06/25/2047		12,323,479	12,919,642
4.00%, 06/25/2044		852,665	872,560
4.00%, 05/25/2047		5,642,807	5,906,200
Fannie Mae-Aces
3.48%, 07/25/2028(5)		5,305,000	6,165,913
Feldspar 2016-1 Plc
0.76% (3 Month LIBOR GBP + 0.70%), 09/15/2045(1)	GBP	772,474	996,523
Finsbury Square 2018-2 Plc
1.01% (3 Month LIBOR GBP + 0.95%), 09/12/2068(1)		2,109,362	2,725,759
Finsbury Square 2019-1 Plc
1.02% (3 Month LIBOR GBP + 0.97%), 06/16/2069(1)		4,118,657	5,322,976
Flagstar Mortgage Trust 2017-2
4.10%, 10/25/2047(2)(5)		$1,281,253	1,355,157

Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048(2)(5)	1,411,050	1,510,601
Flagstar Mortgage Trust 2020-1NV
1.00% (1 Month LIBOR USD + 0.85%), 03/25/2050(1)(2)	2,183,137	2,175,050
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036(2)	7,500,000	7,387,974
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,011,033	1,058,484
2.50%, 09/01/2031	3,679,240	3,943,070
2.50%, 12/01/2031	5,203,311	5,555,589
2.50%, 12/01/2031	10,207,583	10,687,845
2.50%, 02/01/2032	7,261,717	7,802,741
3.00%, 03/01/2031	601,887	632,441
3.00%, 12/01/2032	2,180,000	2,291,116
3.00%, 06/01/2033	978,510	1,027,231
3.00%, 02/01/2038	3,621,565	3,793,009
3.00%, 02/01/2043	654,672	697,839
3.00%, 04/01/2046	159,668	167,882
3.00%, 06/01/2046	5,686,668	5,986,389
3.00%, 08/01/2046	6,831,101	7,185,890
3.00%, 09/01/2046	20,790,201	21,866,002
3.00%, 10/01/2046	6,716,955	7,065,419
3.00%, 11/01/2046	7,361,741	7,742,586
3.00%, 12/01/2046	4,598,320	4,843,350
3.00%, 01/01/2047	8,637,258	9,096,701
3.00%, 02/01/2047	8,094,082	8,489,614
3.00%, 03/01/2047	4,801,005	5,042,361
3.00%, 04/01/2047	2,964,702	3,109,337
3.50%, 05/01/2033	472,166	500,521
3.50%, 08/01/2033	4,445,123	4,702,635
3.50%, 08/01/2033	12,523,522	13,260,453
3.50%, 11/01/2033	8,574,874	9,067,353
3.50%, 09/01/2042	304,554	327,371
3.50%, 11/01/2042	37,711	40,949
3.50%, 07/01/2043	320,294	348,152
3.50%, 10/01/2043	657,599	710,726
3.50%, 01/01/2044	842,876	913,944
3.50%, 10/01/2045	9,535,940	10,518,730
3.50%, 03/01/2046	867,035	947,227
3.50%, 06/01/2046	5,298,688	5,611,497
3.50%, 08/01/2046	8,335,546	8,924,750
3.50%, 08/01/2046	16,794,286	18,506,031
3.50%, 11/01/2046	1,875,839	2,000,487
3.50%, 02/01/2047	955,158	1,014,109
3.50%, 04/01/2047	4,250,791	4,503,030
3.50%, 04/01/2047	13,109,845	14,455,833
3.50%, 09/01/2047	15,052,236	15,944,368

3.50%, 10/01/2047	3,260,811	3,448,187
3.50%, 11/01/2047	2,286,887	2,421,492
3.50%, 11/01/2047	3,327,489	3,519,635
3.50%, 12/01/2047	32,060,338	35,128,343
3.50%, 01/01/2048	2,677,114	2,833,884
3.50%, 01/01/2048	19,607,771	21,806,390
3.50%, 02/01/2048	2,456,164	2,599,933
3.50%, 03/01/2048	30,228,968	32,546,254
3.50%, 03/01/2048	30,096,778	32,607,574
3.50%, 03/01/2048	33,111,279	36,201,764
4.00%, 01/01/2045	1,601,840	1,798,134
4.00%, 07/01/2045	448,224	488,221
4.00%, 12/01/2045	3,371,969	3,747,258
4.00%, 03/01/2048	8,357,941	9,302,366
4.00%, 07/01/2048	9,763,712	10,743,139
4.00%, 11/01/2048	38,520,974	42,477,496
4.50%, 07/01/2042	537,655	604,512
4.50%, 05/01/2044	320,007	357,154
4.50%, 06/01/2045	628,199	730,503
4.50%, 02/01/2046	664,624	772,424
4.50%, 05/01/2046	694,043	806,621
4.50%, 06/01/2046	800,259	916,408
4.50%, 02/01/2047	624,282	725,228
4.50%, 12/01/2047	3,205,602	3,482,673
4.50%, 10/01/2048	8,930,400	9,671,228
5.00%, 11/01/2041	855,099	983,190
5.00%, 07/01/2048	1,851,187	2,037,188
5.00%, 08/01/2048	914,239	1,004,524
5.00%, 09/01/2048	508,435	558,566
5.00%, 10/01/2048	2,493,470	2,736,393
5.00%, 11/01/2048	3,878,038	4,253,943
5.50%, 08/01/2041	5,591,195	6,545,379
8.00%, 04/01/2032	176,866	218,565
Freddie Mac Multifamily Structured Pass Through Certificates
0.86%, 01/25/2031(5)	293,159,355	9,813,275
1.06%, 04/25/2034(5)	18,961,066	1,690,948
2.86%, 10/25/2034	22,150,000	25,378,004
2.98%, 12/25/2047(5)	521,286	546,279
3.03%, 10/25/2046(5)	512,036	557,852
3.75%, 04/25/2033	5,505,000	6,733,488
Freddie Mac Pool
2.00%, 09/01/2040	14,911,768	15,423,837
2.00%, 10/01/2040	10,925,000	11,300,163
3.00%, 05/01/2031	6,964,768	7,460,640
3.00%, 11/01/2034	1,770,545	1,924,759
3.00%, 09/01/2046	17,206,658	18,161,992
3.00%, 09/01/2049	1,991,069	2,167,180

3.00%, 01/01/2050	12,289,065	13,071,433
3.00%, 02/01/2050	16,957,005	17,381,128
3.00%, 03/01/2050	2,535,427	2,658,617
3.00%, 04/01/2050	11,008,494	11,538,699
3.50%, 06/01/2033	1,161,949	1,234,013
3.50%, 06/01/2046	705,022	761,482
3.50%, 12/01/2047	589,846	624,103
3.50%, 01/01/2050	950,586	1,028,296
3.98%, 04/01/2034	9,206,749	11,033,955
4.00%, 12/01/2049	3,514,587	3,845,348
4.00%, 01/01/2050	7,307,516	7,787,640
4.00%, 02/01/2050	3,782,670	4,053,493
4.50%, 04/01/2049	1,006,091	1,119,478
4.50%, 05/01/2050	2,128,905	2,313,913
5.00%, 12/01/2041	1,284,562	1,477,682
5.00%, 03/01/2042	315,151	369,972
Freddie Mac REMICS
3.00%, 01/15/2049	2,756,877	2,910,232
3.00%, 04/15/2049	11,483,197	11,832,718
4.50%, 05/25/2050	5,047,735	784,186
Freddie Mac STACR Remic Trust 2019-HQA4
2.20% (1 Month LIBOR USD + 2.05%), 11/25/2049(1)(2)	1,143,107	1,128,160
Freddie Mac STACR Remic Trust 2020-DNA3
1.65% (1 Month LIBOR USD + 1.50%), 06/25/2050(1)(2)	3,260,000	3,266,689
Freddie Mac STACR REMIC Trust 2020-DNA4
1.65% (1 Month LIBOR USD + 1.50%), 08/25/2050(1)(2)	6,890,000	6,907,221
Freddie Mac STACR Remic Trust 2020-HQA2
1.25% (1 Month LIBOR USD + 1.10%), 03/25/2050(1)(2)	9,436,771	9,427,340
Freddie Mac STACR REMIC Trust 2020-HQA3
1.70% (1 Month LIBOR USD + 1.55%), 07/25/2050(1)(2)	7,220,000	7,235,575
Freddie Mac STACR Trust 2018-HQA2
0.90% (1 Month LIBOR USD + 0.75%), 10/25/2048(1)(2)	257,540	256,905
Freddie Mac STACR Trust 2019-HQA2
2.20% (1 Month LIBOR USD + 2.05%), 04/25/2049(1)(2)	1,039,799	1,023,186
Freddie Mac STACR Trust 2019-HRP1
1.55% (1 Month LIBOR USD + 1.40%), 02/25/2049(1)(2)	3,730,536	3,469,097
Freddie Mac Strips
3.00%, 09/15/2044	76,805,076	83,294,575
Freddie Mac Structured Agency Credit Risk Debt Notes
0.90% (1 Month LIBOR USD + 0.75%), 03/25/2030(1)	222,251	221,987
1.20% (1 Month LIBOR USD + 1.05%), 07/25/2030(1)	4,437,901	4,347,267
1.35% (1 Month LIBOR USD + 1.20%), 10/25/2029(1)	1,087,120	1,087,120
3.81%, 05/25/2048(2)(5)	356,006	353,010
4.14%, 08/25/2048(2)(5)	2,275,892	2,255,963
4.85% (1 Month LIBOR USD + 4.70%, 4.70% Floor), 04/25/2028(1)	4,078,430	4,241,963
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046(2)(5)	2,607,753	2,604,201

FREMF 2018-K731 Mortgage Trust
4.06%, 02/25/2025(2)(5)	4,525,000	4,940,900
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026(2)(5)	5,440,000	5,995,774
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052(2)(5)	2,800,000	3,193,320
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052(2)(5)	2,895,000	3,238,678
FREMF K-100 Mortgage Trust
3.61%, 11/25/2052(2)(5)	6,980,000	7,673,746
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057(2)(5)	1,331,327	1,370,718
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058(2)(5)	3,241,429	3,352,452
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059(2)(5)	565,898	572,437
4.00%, 02/25/2059(2)(5)	832,189	858,458
Galton Funding Mortgage Trust 2019-2
3.50%, 06/25/2059(2)(5)	1,648,156	1,665,781
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059(2)(5)	4,026,589	4,106,067
2.96%, 10/25/2059(2)(5)	4,332,573	4,381,677
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060(2)(5)	5,413,278	5,515,690
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068(2)(5)	3,871,864	4,026,430
GCAT 2020-1 LLC
2.98%, 01/26/2060(2)(4)	2,007,689	1,974,696
Ginnie Mae
2.00%, 10/01/2050(10)	112,305,000	116,656,819
2.50%, 10/01/2050(10)	83,325,000	87,484,740
3.00%, 11/20/2047	597,342	630,964
3.00%, 12/20/2047	428,659	444,317
3.00%, 07/20/2049	859,601	898,158
3.00%, 09/20/2049	8,022,699	8,310,648
3.50%, 05/20/2043	211,584	30,186
3.50%, 08/20/2048	6,498,392	6,936,223
3.50%, 09/20/2048	4,256,785	4,600,792
3.50%, 12/20/2048	703,483	734,972
4.00%, 10/01/2050(10)	4,775,000	5,073,438
Ginnie Mae I Pool
3.00%, 10/15/2042	152,942	159,887
3.00%, 12/15/2042	27,206	29,221
3.00%, 05/15/2043	85,222	91,536
3.00%, 06/15/2043	6,322	6,589
3.00%, 06/15/2043	6,571	6,850
3.50%, 12/15/2042	7,623	8,224

3.50%, 01/15/2043	10,870	11,608
3.50%, 10/15/2043	62,647	67,966
4.50%, 05/15/2041	441,940	491,989
4.50%, 09/15/2045	161,680	179,775
5.00%, 09/15/2039	30,017	34,019
5.00%, 10/15/2039	205,976	230,944
5.00%, 12/15/2039	394,279	448,808
5.00%, 02/15/2040	56,297	64,444
5.00%, 02/15/2040	56,297	64,444
5.00%, 06/15/2040	151,967	172,968
5.00%, 09/15/2041	145,563	166,788
5.00%, 07/15/2044	141,627	157,890
7.50%, 08/15/2033	207,140	239,527
Ginnie Mae II Pool
3.00%, 12/20/2044	452,130	476,664
3.00%, 06/20/2045	20,357,434	21,585,438
3.00%, 05/20/2046	28,756	31,299
3.00%, 05/20/2046	76,371	83,978
3.00%, 05/20/2046	10,859,561	11,487,113
3.00%, 06/20/2046	166,849	178,465
3.00%, 07/20/2046	44,922	48,889
3.00%, 07/20/2046	75,240	82,735
3.00%, 07/20/2046	109,328	118,016
3.00%, 07/20/2046	138,862	151,141
3.00%, 07/20/2046	213,215	230,161
3.00%, 07/20/2046	229,677	249,868
3.00%, 07/20/2046	1,536,202	1,622,793
3.00%, 08/20/2046	66,458	71,986
3.00%, 08/20/2046	100,077	109,657
3.00%, 08/20/2046	106,936	117,589
3.00%, 09/20/2046	54,089	58,584
3.00%, 09/20/2046	66,707	73,069
3.00%, 10/20/2046	2,049,748	2,160,940
3.00%, 12/20/2046	4,890,228	5,171,504
3.00%, 03/20/2047	1,241,844	1,309,256
3.00%, 09/20/2047	13,854,992	14,599,826
3.00%, 11/20/2047	5,122,529	5,411,560
3.00%, 01/20/2048	6,396,533	6,755,673
3.00%, 09/20/2049	808,520	830,299
3.00%, 10/20/2049	26,200,574	26,707,115
3.00%, 03/20/2050	13,350,002	13,714,010
3.50%, 08/20/2042	14,564	15,807
3.50%, 12/20/2042	6,238	6,771
3.50%, 02/20/2043	17,208	18,847
3.50%, 05/20/2043	8,044	8,720
3.50%, 06/20/2043	2,330,227	2,526,427
3.50%, 07/20/2043	1,569,481	1,701,704

3.50%, 09/20/2043	110,892	120,496
3.50%, 10/20/2044	59,134	66,633
3.50%, 10/20/2044	350,770	378,715
3.50%, 12/20/2044	8,010	8,586
3.50%, 01/20/2045	1,918,017	2,073,054
3.50%, 03/20/2045	322,828	344,725
3.50%, 05/20/2045	9,406	10,029
3.50%, 07/20/2045	438,645	468,502
3.50%, 10/20/2045	74,751	80,918
3.50%, 10/20/2045	105,631	114,336
3.50%, 12/20/2045	2,330,691	2,489,271
3.50%, 01/20/2046	1,643,212	1,754,700
3.50%, 02/20/2046	567,941	612,378
3.50%, 03/20/2046	6,160,625	6,580,141
3.50%, 04/20/2046	4,176,258	4,467,938
3.50%, 05/20/2046	7,322	7,899
3.50%, 05/20/2046	21,098	23,178
3.50%, 05/20/2046	73,710	80,484
3.50%, 05/20/2046	2,839,075	3,030,839
3.50%, 06/20/2046	82,070	90,164
3.50%, 06/20/2046	1,765,773	1,903,068
3.50%, 07/20/2046	579,277	618,597
3.50%, 09/20/2046	1,049,601	1,122,533
3.50%, 12/20/2046	3,930,147	4,180,210
3.50%, 01/20/2047	5,185,592	5,536,544
3.50%, 04/20/2047	7,510,435	8,010,099
3.50%, 05/20/2047	333,519	354,202
3.50%, 06/20/2047	11,414,229	12,090,645
3.50%, 08/20/2047	5,282,641	5,637,795
3.50%, 09/20/2047	13,971,017	14,915,213
3.50%, 10/20/2047	1,103,809	1,178,107
3.50%, 11/20/2047	18,859,853	20,127,423
3.50%, 01/20/2048	18,961,089	20,171,127
3.50%, 02/20/2048	2,933,929	3,170,941
3.50%, 02/20/2048	7,238,247	7,815,971
3.50%, 04/20/2048	394,095	424,323
3.50%, 06/20/2049	2,399,891	2,488,087
3.50%, 07/20/2049	11,162,693	11,572,928
4.00%, 09/20/2045	1,767,692	1,905,915
4.00%, 05/20/2046	904,988	974,094
4.00%, 03/20/2047	2,329,819	2,505,578
4.00%, 04/20/2047	4,978,307	5,368,205
4.00%, 05/20/2047	3,890,793	4,185,619
4.00%, 06/20/2047	1,874,803	2,016,264
4.00%, 07/20/2047	951,187	1,024,196
4.00%, 08/20/2047	791,893	852,750
4.00%, 09/20/2047	4,101,748	4,401,779

4.00%, 11/20/2047	2,945,472	3,153,650
4.00%, 12/20/2047	2,801,002	3,003,480
4.00%, 01/20/2048	764,407	840,995
4.00%, 01/20/2048	3,995,718	4,280,861
4.00%, 08/20/2048	4,628,889	4,947,414
4.00%, 09/20/2048	3,497,835	3,742,306
4.00%, 10/20/2048	1,386,659	1,479,125
4.50%, 07/20/2045	3,320,725	3,687,986
4.50%, 12/20/2045	64,197	71,314
4.50%, 01/20/2046	545,375	605,540
4.50%, 01/20/2047	2,820,292	3,104,736
4.50%, 05/20/2047	5,741,615	6,251,472
4.50%, 06/20/2047	7,915,070	8,610,501
4.50%, 07/20/2047	943,128	1,024,605
4.50%, 09/20/2047	2,396,267	2,610,482
4.50%, 11/20/2047	870,624	951,544
4.50%, 01/20/2048	288,644	312,439
4.50%, 08/20/2048	12,216,842	13,162,767
4.50%, 09/20/2048	1,352,534	1,462,411
4.50%, 09/20/2048	1,463,041	1,573,610
4.50%, 01/20/2049	1,361,679	1,463,100
4.50%, 12/20/2049	3,041,294	3,257,303
5.00%, 05/20/2040	144,363	164,763
5.00%, 06/20/2040	78,470	89,555
5.00%, 08/20/2040	60,086	68,571
5.00%, 09/20/2040	52,789	60,242
5.00%, 12/20/2044	266,454	297,796
5.00%, 06/20/2047	4,141,199	4,586,357
5.00%, 07/20/2047	589,855	653,244
5.00%, 08/20/2047	402,441	445,513
5.00%, 09/20/2047	4,066,850	4,502,524
5.00%, 10/20/2047	374,444	414,619
5.00%, 11/20/2047	838,805	928,963
5.00%, 12/20/2047	1,539,859	1,696,858
5.00%, 01/20/2048	1,962,226	2,153,390
5.00%, 02/20/2048	1,734,670	1,900,843
5.00%, 06/20/2048	1,776,069	1,956,124
5.00%, 08/20/2048	4,723,864	5,146,052
5.00%, 10/20/2048	4,347,459	4,757,910
5.00%, 11/20/2048	5,183,863	5,645,292
5.50%, 07/20/2036	79,561	94,362
5.50%, 01/20/2040	173,665	203,135
5.50%, 06/20/2045	202,233	239,909
5.50%, 10/20/2047	728,819	824,736
5.50%, 05/20/2048	2,356,270	2,603,898
5.50%, 12/20/2048	1,563,655	1,713,816
5.50%, 01/20/2049	446,683	490,612
5.50%, 03/20/2049	2,679,851	2,937,204

Gosforth Funding 2018-1 Plc
0.70% (3 Month LIBOR USD + 0.45%), 08/25/2060(1)(2)		1,245,785	1,243,910
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064(2)		2,324,912	2,277,325
Great Wolf Trust 2019-WOLF
1.19% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036(1)(2)		13,655,000	13,167,290
2.09% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036(1)(2)		3,400,000	3,112,326
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033(2)(5)		4,860,000	3,852,265
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032(2)		8,029,000	7,828,808
GS Mortgage Securities Corp. Trust 2019-SOHO
1.45% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036(1)(2)		7,090,000	6,812,882
GS Mortgage Securities Trust 2011-GC3
5.75%, 03/10/2044(2)(5)		340,000	335,396
GS Mortgage Securities Trust 2011-GC5
5.55%, 08/10/2044(2)(5)		220,000	175,141
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046(5)		7,561,000	7,970,605
GS Mortgage Securities Trust 2017-GS8
4.48%, 11/10/2050(5)		5,365,000	5,379,752
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052		9,560,000	10,772,631
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049(2)(5)		3,855,000	3,981,639
GS Mortgage-Backed Securities Trust 2020-INV1
3.00%, 08/25/2050(2)(5)		11,101,126	11,363,890
HarborView Mortgage Loan Trust 2005-9
0.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035(1)		7,023,331	6,699,748
HarborView Mortgage Loan Trust 2006-7
0.36% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046(1)		4,111,253	3,606,768
HarborView Mortgage Loan Trust 2006-10
0.36% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036(1)		9,611,327	8,386,067
HarborView Mortgage Loan Trust 2006-12
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036(1)		32,067,829	27,999,204
HarborView Mortgage Loan Trust 2007-6
0.36% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037(1)		8,819,499	7,716,998
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046(2)(5)		9,361,833	9,433,003
Hawksmoor Mortgages
1.11% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053(1)(2)	GBP	20,324,205	26,269,973
Hilton Orlando Trust 2018-ORL
0.92% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 12/15/2034(1)(2)		$2,085,000	2,007,342
1.20% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 12/15/2034(1)(2)		350,000	329,849
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048(2)(5)		3,732,350	3,745,085
4.00%, 06/25/2048(2)(5)		3,551,257	3,531,844

Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059(2)(5)	2,264,205	2,302,481
3.61%, 01/25/2059(2)(5)	3,539,839	3,590,828
3.95%, 01/25/2059(2)(5)	4,495,000	4,565,087
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059(2)(5)	5,464,343	5,519,202
Homeward Opportunities Fund I Trust 2019-3
2.68%, 11/25/2059(2)(5)	2,796,059	2,835,368
3.03%, 11/25/2059(2)(5)	3,277,761	3,274,495
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065(2)(5)	4,438,059	4,470,426
HSI Asset Securitization Corp. Trust 2005-NC1
1.11% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 07/25/2035(1)	6,336,000	5,939,820
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039(2)	6,570,000	7,355,799
3.38%, 07/10/2039(2)(5)	3,905,000	4,264,800
3.56%, 07/10/2039(2)(5)	4,500,000	4,626,846
Hudson Yards 2019-55HY Mortgage Trust
3.04%, 12/10/2041(2)(5)	5,545,000	6,119,600
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034(2)	3,540,000	2,819,967
ILPT Trust 2019-SURF
4.15%, 02/11/2041(2)	7,575,000	8,632,971
Impac CMB Trust Series 2004-7
0.79% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034(1)	5,021,367	4,982,195
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(2)	3,265,000	3,481,821
3.91%, 07/10/2035(2)	2,780,000	2,931,874
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.30%, 08/25/2036(5)	10,236,986	8,965,399
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.26%, 08/25/2037(5)	4,664,908	4,092,932
InTown Hotel Portfolio Trust 2018-STAY
1.20% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033(1)(2)	430,000	418,210
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	2,131,523
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049(5)	565,000	568,821
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038(2)(5)	910,000	957,312
2.95%, 09/06/2038(2)(5)	3,597,500	3,867,661
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033(2)	965,000	1,019,251
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039(2)	8,012,500	9,057,779

JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050(2)(5)		3,338,097	3,416,034
3.50%, 05/25/2050(2)(5)		3,907,188	4,020,324
JP Morgan Mortgage Trust 2020-INV1
1.01% (1 Month LIBOR USD + 0.83%, 6.00% Cap), 08/25/2050(1)(2)		1,979,201	1,971,858
3.50%, 08/25/2050(2)(5)		3,286,078	3,383,418
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050(2)(5)		4,218,310	4,295,589
JP Morgan Resecuritization Trust Series 2014-6
0.75% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046(1)(2)		302,014	301,437
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050(2)(5)		12,268,970	10,576,936
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047		674,188	673,852
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048		2,780,000	3,121,044
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048		5,065,000	5,670,936
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050(5)		4,990,000	5,618,501
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049		4,040,000	4,454,370
Lanark Master Issuer Plc
1.03% (3 Month LIBOR USD + 0.77%), 12/22/2069(1)(2)		7,770,000	7,719,406
2.28%, 12/22/2069(2)(5)		695,000	722,618
2.71%, 12/22/2069(2)(4)		3,285,000	3,415,735
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059(2)(4)		5,618,477	5,618,138
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059(2)(4)		4,219,707	4,230,353
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060(2)		1,077,221	1,084,092
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060(2)(4)		2,800,000	2,799,983
Mansard Mortgages 2007-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 04/15/2049(1)	GBP	5,835,638	6,908,872
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.61%, 04/25/2029(5)		$646,433	622,485
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(2)(5)		14,229,285	15,299,581
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(2)(5)		2,069,719	2,198,684
3.50%, 10/25/2069(2)(5)		1,187,812	1,303,774
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059(2)(5)		5,438,133	5,681,150
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059(2)(5)		13,297,995	13,916,855
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047		1,940,000	2,104,080

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,058,637
4.46%, 08/15/2047(5)	1,655,000	1,745,459
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	322,531
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	6,000,000	6,694,585
4.04%, 05/15/2048(5)	190,000	210,574
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,466,570
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.32%, 11/15/2052(5)	845,000	819,949
Morgan Stanley Capital I Trust 2011-C2
5.66%, 06/15/2044(2)(5)	1,415,000	814,889
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050(5)	1,490,089	1,512,897
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051	4,030,000	4,807,660
Morgan Stanley Resecuritization Trust 2013-R7
0.72% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046(1)(2)	6,897,669	6,807,773
Motel 6 Trust 2017-MTL6
1.07% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034(1)(2)	1,788,959	1,757,524
1.34% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034(1)(2)	6,178,848	6,031,526
2.30% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034(1)(2)	641,958	623,435
MSCG Trust 2018-SELF
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037(1)(2)	4,110,000	4,109,344
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038(2)	6,668,500	6,954,188
New Orleans Hotel Trust 2019-HNLA
1.14% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032(1)(2)	5,000,000	4,799,256
1.44% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032(1)(2)	6,425,000	5,945,734
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049(2)(5)	2,889,788	2,942,602
3.93%, 01/25/2049(2)(5)	2,915,580	2,938,256
New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049(2)(5)	4,207,217	4,256,102
3.70%, 04/25/2049(2)(5)	1,482,688	1,498,481
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049(2)(5)	5,476,918	5,577,467
3.09%, 07/25/2049(2)(5)	2,389,006	2,417,753
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059(2)(5)	3,295,161	3,379,406
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059(2)(5)	34,208,893	35,969,002
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060(2)(4)	879,903	879,993

New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060(2)(5)		4,246,308	4,296,272
Nomura Resecuritization Trust 2015-7R
3.49%, 08/26/2036(2)(5)		245,637	246,962
OBX 2018-EXP1 Trust
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048(1)(2)		2,065,375	2,068,001
4.00%, 04/25/2048(2)(5)		1,135,861	1,181,220
OBX 2019-EXP2 Trust
4.00%, 06/25/2059(2)(5)		3,152,470	3,284,353
OBX 2019-EXP3 Trust
3.50%, 10/25/2059(2)(5)		2,252,974	2,312,794
OBX 2020-EXP1 Trust
0.90% (1 Month LIBOR USD + 0.75%), 02/25/2060(1)(2)		1,026,892	1,026,173
3.50%, 02/25/2060(2)(5)		2,929,401	3,016,283
OBX 2020-EXP2 Trust
3.00%, 05/25/2060(2)(5)		9,006,805	9,245,618
OBX 2020-INV1 Trust
3.50%, 12/25/2049(2)(5)		5,157,843	5,323,054
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054(2)		7,390,000	7,858,200
Precise Mortgage Funding 2018-2B Plc
0.74% (3 Month LIBOR GBP + 0.68%), 03/12/2055(1)	GBP	3,606,374	4,621,054
PRPM 2020-2 LLC
3.67%, 08/25/2025(2)(4)		$1,141,251	1,141,340
PRPM 2020-3 LLC
2.86%, 09/25/2025(2)(4)		3,871,000	3,870,935
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037(2)		3,915,000	3,925,768
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036		4,167,675	3,985,886
RALI Series 2007-QH8 Trust
2.03%, 10/25/2037(5)		1,264,562	1,138,634
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032(2)(5)		765,000	798,092
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024(2)(4)		23,717	23,717
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025(2)(4)		1,985,000	1,985,142
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054(2)(5)	CAD	10,548,977	8,029,914
RESIMAC Bastille Trust Series 2018-1NC
1.00% (1 Month LIBOR USD + 0.85%), 12/05/2059(1)(2)		$1,263,251	1,248,946
RETL 2019-RVP
1.30% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036(1)(2)		316,453	316,465
Rosslyn Portfolio Trust 2017-ROSS
1.94% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033(1)(2)		13,479,987	13,257,653
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055(2)(5)		328,313	327,483

Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056(2)(5)		910,000	912,864
Sequoia Mortgage Trust 2003-2
0.82% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033(1)		479,603	464,025
Sequoia Mortgage Trust 2004-9
1.00% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034(1)		1,035,276	1,022,560
Sequoia Mortgage Trust 2013-4
3.48%, 04/25/2043(5)		2,161,074	2,206,936
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047(2)(5)		1,103,524	1,134,374
4.00%, 12/25/2047(2)(5)		1,143,613	1,169,807
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048(2)(5)		350,636	359,177
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048(2)(5)		1,105,311	1,131,462
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048(2)(5)		3,367,156	3,461,664
4.50%, 08/25/2048(2)(5)		1,411,062	1,471,875
4.50%, 08/25/2048(2)(5)		5,000,000	5,204,019
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048(2)(5)		1,156,409	1,183,860
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049(2)(5)		1,916,632	1,971,592
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043(2)(5)		780,000	720,677
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059(2)(5)		3,064,891	3,099,067
SLM Student Loan Trust 2008-9
1.74% (3 Month LIBOR USD + 1.50%), 04/25/2023(1)		7,595,264	7,453,751
Southern Pacific Securities 06-1 Plc
0.36% (3 Month LIBOR GBP + 0.30%), 03/10/2044(1)	GBP	1,436,239	1,848,753
STACR Trust 2018-DNA2
0.95% (1 Month LIBOR USD + 0.80%), 12/25/2030(1)(2)		$497,685	496,433
1.10% (1 Month LIBOR USD + 0.95%), 12/25/2030(1)(2)		6,800,000	6,741,222
STACR Trust 2018-DNA3
1.05% (1 Month LIBOR USD + 0.90%), 09/25/2048(1)(2)		4,965,000	4,933,181
STACR Trust 2018-HRP2
1.40% (1 Month LIBOR USD + 1.25%), 02/25/2047(1)(2)		2,653,673	2,579,408
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048(2)(5)		4,101,175	4,242,049
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049(2)(5)		5,126,798	5,208,940
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049(2)(5)		2,189,716	2,243,414
3.75%, 02/25/2049(2)(5)		1,431,289	1,423,924
4.09%, 02/25/2049(2)(5)		2,160,000	2,142,297

Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049(2)(5)		4,644,767	4,712,666
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037(2)(5)		2,951,832	2,932,632
Towd Point Mortgage Funding
0.97% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045(1)(2)	GBP	92,162,870	118,623,741
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
0.87% (3 Month LIBOR GBP + 0.80%), 02/20/2045(1)		2,529,436	3,252,665
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.10% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)(2)		27,334,255	35,170,815
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059(2)(5)		$99,823,478	105,733,068
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051(5)		1,718,000	2,003,842
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063(2)(5)		1,135,000	586,060
5.05%, 05/10/2063(2)(5)		2,750,000	1,118,051
Verus Securitization Trust 2018-2
3.68%, 06/01/2058(2)(5)		1,136,186	1,152,014
3.78%, 06/01/2058(2)(5)		721,915	728,946
Verus Securitization Trust 2018-3
4.11%, 10/25/2058(2)(5)		2,968,270	3,040,966
4.18%, 10/25/2058(2)(5)		2,739,915	2,749,207
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058(2)(5)		596,661	600,495
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058(2)(5)		2,899,158	2,939,785
Verus Securitization Trust 2019-1
3.84%, 02/25/2059(2)(5)		3,924,944	3,978,253
Verus Securitization Trust 2019-2
3.78%, 05/25/2059(2)(5)		12,360,000	12,610,751
Verus Securitization Trust 2019-3
3.04%, 07/25/2059(2)(4)		2,302,370	2,337,377
Verus Securitization Trust 2019-4
2.64%, 11/25/2059(2)(4)		3,502,885	3,571,186
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059(2)(5)		3,888,386	3,990,072
3.66%, 12/25/2059(2)(5)		1,286,394	1,313,584
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059(2)(5)		4,954,854	5,057,328
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059(2)(5)		7,595,106	7,784,117
Verus Securitization Trust 2020-1
2.72%, 01/25/2060(2)(4)		4,383,330	4,469,551
Verus Securitization Trust 2020-INV1
3.89%, 03/25/2060(2)(5)		805,000	837,635

Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065(2)(5)	3,731,852	3,751,279
3.20%, 03/25/2065(2)(5)	3,765,000	3,803,043
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065(2)(5)	3,800,072	3,802,526
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048(5)	2,083,674	2,088,775
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.84%, 02/15/2051(5)	3,205,066	2,461,902
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.48% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045(1)	4,946,152	4,721,680
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.47% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045(1)	2,463,627	2,517,226
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045(1)	3,822,032	3,769,176
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045(1)	5,026,494	4,849,873
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.77% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047(1)	12,413,449	11,379,156
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037	9,103,213	9,503,489
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,427,232
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059	1,225,000	1,310,674
4.51%, 03/15/2059(5)	4,317,000	4,721,345
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048	3,155,000	3,394,643
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049	6,000,000	6,524,629
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,918,196
Wells Fargo Commercial Mortgage Trust 2017-HSDB
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031(1)(2)	8,100,000	7,777,993
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031(1)(2)	6,700,000	6,175,059
2.00% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031(1)(2)	100,000	82,852
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052	2,085,000	2,173,834
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052	3,181,131	3,614,876
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052	4,420,000	4,789,182
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031(2)(5)	6,560,000	6,546,688
2.79%, 09/15/2031(2)(5)	1,880,000	1,811,138
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053	11,075,000	12,146,676
3.14%, 02/15/2053	2,375,000	2,437,541

WFRBS Commercial Mortgage Trust 2011-C2
5.86%, 02/15/2044(2)(5)		3,500,000	3,471,310
WFRBS Commercial Mortgage Trust 2011-C5
5.84%, 11/15/2044(2)(5)		115,000	111,298
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045(2)(5)		690,000	243,276
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047(5)		329,000	351,449
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057(5)		4,250,000	4,606,541
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036(2)		1,740,000	1,908,074
3.72%, 11/10/2036(2)(5)		320,000	330,044

Total Mortgage-Backed Obligations (Cost: $6,001,907,654)			6,122,528,537

Total Bonds & Notes (Cost: $19,165,454,442)			19,748,740,999

BANK LOANS – 2.23%
1011778 BC ULC
1.90% (LIBOR + 1.75%), 11/19/2026(1)		1,579,380	1,511,594
ABG Intermediate Holdings 2 LLC
3.72% (LIBOR + 3.50%), 09/27/2024(1)		2,347,139	2,296,418
Acrisure LLC
3.65% (LIBOR + 3.50%), 02/15/2027(1)		2,487,499	2,397,328
Advanced Drainage Systems, Inc.
2.44% (LIBOR + 2.25%), 07/31/2026(1)		404,671	403,324
Advanz Pharma Corp.
6.50% (LIBOR + 5.50%), 09/06/2024(1)		1,750,904	1,696,188
AI Alpine U.S. Bidco, Inc.
4.21% (LIBOR + 3.00%), 10/31/2025(1)		1,600,463	1,472,426
AI Convoy SARL
3.75% (EURIBOR + 3.75%), 01/18/2027(1)	EUR	1,000,000	1,149,658
Aldevron LLC
5.25% (LIBOR + 4.25%), 10/12/2026(1)		$4,359,733	4,357,902
Alliant Holdings Intermediate LLC
2.90% (LIBOR + 2.75%), 05/09/2025(1)		2,936,290	2,847,849
Alphabet Holding Company, Inc.
3.65% (LIBOR + 3.50%), 09/26/2024(1)		97,000	94,107
Altice France SA
4.15% (LIBOR + 4.00%), 08/14/2026(1)		1,375,500	1,333,492
American Airlines, Inc.
1.90% (LIBOR + 1.75%), 01/29/2027(1)		500,000	362,815
Applied Systems, Inc.
4.25% (LIBOR + 3.25%), 09/19/2024(1)		4,301,130	4,270,204
Aramark Intermediate HoldCo Corp.
1.90% (LIBOR + 1.75%), 03/28/2024(1)		1,631,808	1,564,496
1.90% (LIBOR + 1.75%), 03/11/2025(1)		186,533	177,999
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)		4,577,013	4,508,358

Asurion LLC
3.15% (LIBOR + 3.00%), 11/03/2023(1)		436,481	429,572
3.15% (LIBOR + 3.00%), 11/03/2024(1)		6,793,016	6,669,927
6.65% (LIBOR + 6.50%), 08/04/2025(1)		807,879	808,048
ATI Holdings Acquisition, Inc.
0.00%, 05/10/2023		1,651,365	1,561,581
Avantor Funding, Inc.
3.25% (LIBOR + 2.25%), 11/21/2024(1)		2,232,544	2,199,994
Avolon TLB Borrower 1 U.S. LLC
2.25% (LIBOR + 1.50%), 02/12/2027(1)		707,445	677,881
2.50% (LIBOR + 1.75%), 01/15/2025(1)		281,300	273,055
Axalta Coating Systems Dutch Holding B BV
1.97% (LIBOR + 1.75%), 06/01/2024(1)		68,123	66,433
Azalea TopCo, Inc.
3.76% (LIBOR + 3.50%), 07/24/2026(1)		2,777,389	2,668,043
B&G Foods, Inc.
2.65% (LIBOR + 2.50%), 10/10/2026(1)		631,763	629,198
Bausch Health Companies, Inc.
2.90% (LIBOR + 2.75%), 11/27/2025(1)		1,359,579	1,325,589
3.15% (LIBOR + 3.00%), 06/02/2025(1)		7,835,143	7,670,292
Beacon Roofing Supply, Inc.
2.40% (LIBOR + 2.25%), 01/02/2025(1)		117,000	113,155
Berry Global, Inc.
2.16% (LIBOR + 2.00%), 07/01/2026(1)		1,602,213	1,552,352
Brookfield WEC Holdings, Inc.
3.75% (LIBOR + 3.00%), 08/01/2025(1)		3,016,375	2,936,653
Buckeye Partners, LP
2.90% (LIBOR + 2.75%), 11/01/2026(1)		3,596,925	3,524,986
Caesars Resort Collection LLC
2.90% (LIBOR + 2.75%), 12/23/2024(1)		7,600,476	7,102,037
4.69% (LIBOR + 4.50%), 07/21/2025(1)		3,485,000	3,367,869
Calpine Corp.
2.40% (LIBOR + 2.25%), 04/05/2026(1)		4,542,500	4,415,673
Camelot U.S. Acquisition 1 Co.
3.15% (LIBOR + 3.00%), 10/30/2026(1)		3,920,375	3,840,752
Carnival Corp.
7.50% (EURIBOR + 7.50%), 06/30/2025(1)	EUR	4,987,500	5,774,499
8.50% (LIBOR + 7.50%), 06/30/2025(1)		$10,773,000	10,883,746
Catalent Pharma Solutions, Inc.
3.25% (LIBOR + 2.25%), 05/18/2026(1)		3,851,350	3,827,279
CCC Information Services, Inc.
4.00% (LIBOR + 3.00%), 04/29/2024(1)		3,433,572	3,404,249
CenturyLink, Inc.
2.15% (LIBOR + 2.00%), 01/31/2025(1)		1,443,750	1,393,219
2.40% (LIBOR + 2.25%), 03/15/2027(1)		2,077,203	1,992,266
Ceridian HCM Holding, Inc.
2.60% (LIBOR + 2.50%), 04/30/2025(1)		2,924,829	2,830,678

Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(1)	1,941,420	1,898,048
Charter Communications Operating LLC
1.90% (LIBOR + 1.75%), 02/01/2027(1)	7,440,262	7,260,878
Charter NEX US, Inc.
3.40% (LIBOR + 3.25%), 05/16/2024(1)	6,410,407	6,243,480
Churchill Downs, Inc.
2.15% (LIBOR + 2.00%), 12/27/2024(1)	488,693	471,741
Clarios Global, LP
3.65% (LIBOR + 3.50%), 04/30/2026(1)	4,690,113	4,562,588
Clean Harbors, Inc.
1.90% (LIBOR + 1.75%), 06/28/2024(1)	488,636	486,926
Clear Channel Outdoor Holdings, Inc.
3.76% (LIBOR + 3.50%), 08/21/2026(1)	2,243,011	2,036,093
CommScope, Inc.
3.40% (LIBOR + 3.25%), 04/06/2026(1)	2,871,000	2,792,564
Core & Main, LP
3.75% (LIBOR + 2.75%), 08/01/2024(1)	97,250	95,092
CPI Holdco LLC
4.40% (LIBOR + 4.25%), 11/04/2026(1)	5,196,877	5,157,901
CSC Holdings LLC
2.40% (LIBOR + 2.25%), 07/17/2025(1)	3,920,088	3,785,668
2.40% (LIBOR + 2.25%), 01/15/2026(1)	5,812,435	5,607,779
2.65% (LIBOR + 2.50%), 04/15/2027(1)	3,130,509	3,029,425
Dell International LLC
2.75% (LIBOR + 2.00%), 09/19/2025(1)	93,813	93,318
Delos Finance SARL
1.97% (LIBOR + 1.75%), 10/06/2023(1)	1,690,000	1,648,595
Delta Air Lines, Inc.
5.75% (LIBOR + 4.75%), 04/29/2023(1)	1,908,218	1,903,447
Diamond Resorts International, Inc.
4.75% (LIBOR + 3.75%), 09/02/2023(1)	6,302,734	5,572,688
Dun & Bradstreet Corp.
3.89% (LIBOR + 3.75%), 02/06/2026(1)	2,686,500	2,655,605
Dynasty Acquisition Co., Inc.
3.72% (LIBOR + 3.50%), 04/06/2026(1)	1,049,500	922,815
3.72% (LIBOR + 3.50%), 04/06/2026(1)	1,952,070	1,716,436
Eastern Power LLC
4.75% (LIBOR + 3.75%), 10/02/2025(1)	4,643,005	4,599,500
Elanco Animal Health, Inc.
1.91% (LIBOR + 1.75%), 08/01/2027(1)	6,592,105	6,399,814
Envision Healthcare Corp.
3.90% (LIBOR + 3.75%), 10/10/2025(1)	4,707,064	3,384,897
ExamWorks Group, Inc.
4.25% (LIBOR + 3.25%), 07/27/2023(1)	2,397,707	2,377,926
Filtration Group Corp.
3.15% (LIBOR + 3.00%), 03/31/2025(1)	6,940,136	6,793,769

Flutter Entertainment Plc
3.72% (LIBOR + 3.50%), 07/10/2025(1)		1,209,137	1,205,026
Forest City Enterprises, LP
3.65% (LIBOR + 3.50%), 12/08/2025(1)		786,000	766,845
Four Seasons Holdings, Inc.
2.15% (LIBOR + 2.00%), 11/30/2023(1)		625,129	607,156
Frontier Communications Corp.
0.00%, 06/15/2024		4,898,376	4,807,903
Gentiva Health Services, Inc.
3.44% (LIBOR + 3.25%), 07/02/2025(1)		314,420	307,544
GFL Environmental, Inc.
4.00% (LIBOR + 3.00%), 05/30/2025(1)		4,142,559	4,119,775
Gray Television, Inc.
2.66% (LIBOR + 2.50%), 01/02/2026(1)		509,786	500,171
Grifols Worldwide Operations Ltd.
2.10% (LIBOR + 2.00%), 11/15/2027(1)		496,250	485,397
HCA, Inc.
1.90% (LIBOR + 1.75%), 03/13/2025(1)		3,179,618	3,162,003
Hilton Worldwide Finance LLC
1.90% (LIBOR + 1.75%), 06/22/2026(1)		7,631,741	7,354,174
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(1)		1,687,218	1,656,747
HUB International Ltd.
3.26% (LIBOR + 3.00%), 04/25/2025(1)		3,975,570	3,837,181
5.00% (LIBOR + 4.00%), 04/25/2025(1)		2,367,113	2,356,011
Hyland Software, Inc.
4.00% (LIBOR + 3.25%), 07/01/2024(1)		4,705,514	4,680,998
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	5,938,931	6,806,430
Intelsat Jackson Holdings SA
5.05% (LIBOR + 5.50%), 07/13/2022(1)(3)		$2,647,518	2,689,428
8.00% (LIBOR + 5.75%), 11/27/2023(1)		13,900,000	13,948,233
IPS Acquisition LLC
4.25% (LIBOR + 3.25%), 11/07/2024(1)		540,608	529,795
IQVIA, Inc.
1.90% (LIBOR + 1.75%), 01/17/2025(1)		732,997	722,156
1.97% (LIBOR + 1.75%), 06/11/2025(1)		1,240,482	1,221,565
IRB Holding Corp.
3.75% (LIBOR + 2.75%), 02/05/2025(1)		97,500	92,936
Iridium Satellite LLC
4.75% (LIBOR + 3.75%), 11/04/2026(1)		3,756,125	3,744,068
Jaguar Holding Co. I LLC
3.50% (LIBOR + 2.50%), 08/18/2022(1)		2,524,309	2,512,824
KAR Auction Services, Inc.
2.44% (LIBOR + 2.25%), 09/19/2026(1)		544,500	524,081
KFC Holding Co.
1.90% (LIBOR + 1.75%), 04/03/2025(1)		13,776,507	13,429,201

Lamar Media Corp.
1.66% (LIBOR + 1.50%), 02/05/2027(1)	3,160,000	3,087,573
Lealand Finance Company BV
3.15% (LIBOR + 3.00%), 06/28/2024(1)	148,837	128,000
4.15% (LIBOR + 3.00%), 06/30/2025(1)	590,937	441,235
Level 3 Financing, Inc.
1.90% (LIBOR + 1.75%), 03/01/2027(1)	11,790,353	11,410,822
LifePoint Health, Inc.
3.90% (LIBOR + 3.75%), 11/16/2025(1)	4,651,741	4,512,189
Marriott Ownership Resorts, Inc.
1.90% (LIBOR + 1.75%), 08/29/2025(1)	2,627,892	2,506,352
Meredith Corp.
2.65% (LIBOR + 2.50%), 01/31/2025(1)	57,874	55,668
Messer Industries GmbH
2.72% (LIBOR + 2.50%), 03/02/2026(1)	2,674,875	2,614,690
MH Sub I LLC
3.65% (LIBOR + 3.50%), 09/13/2024(1)	300,700	292,055
Mileage Plus Holdings LLC
6.25% (LIBOR + 5.25%), 06/21/2027(1)	2,515,000	2,554,133
MPH Acquisition Holdings LLC
3.75% (LIBOR + 2.75%), 06/07/2023(1)	1,242,681	1,221,381
Nascar Holdings, Inc.
2.89% (LIBOR + 2.75%), 10/19/2026(1)	726,490	707,724
Neiman Marcus Group LLC Ltd.
0.00%, 09/25/2025	710,421	726,995
Nexstar Broadcasting, Inc.
2.39% (LIBOR + 2.25%), 01/17/2024(1)	1,156,689	1,126,326
Nouryon Finance BV
3.15% (LIBOR + 3.00%), 10/01/2025(1)	1,544,827	1,493,523
PAREXEL International Corp.
2.90% (LIBOR + 2.75%), 09/27/2024(1)	10,288,065	9,857,303
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(1)	491,250	476,689
PetSmart, Inc.
4.50% (LIBOR + 3.50%), 03/11/2022(1)	36,090,447	35,980,732
Pike Corp.
3.15% (LIBOR + 3.00%), 07/24/2026(1)	1,250,000	1,237,500
Ply Gem Midco, Inc.
3.90% (LIBOR + 3.75%), 04/12/2025(1)	1,144,626	1,121,379
PODS LLC
3.75% (LIBOR + 2.75%), 12/06/2024(1)	738,162	721,864
PQ Corp.
2.51% (LIBOR + 2.25%), 02/07/2027(1)	3,314,926	3,227,909
Qatar National Bank SAQ
1.15% (LIBOR + 0.90%), 12/22/2020(1)	2,650,000	2,583,750

Refinitiv U.S. Holdings, Inc.
3.40% (LIBOR + 3.25%), 10/01/2025(1)		9,056,241	8,957,618
Reynolds Consumer Products LLC
1.90% (LIBOR + 1.75%), 02/04/2027(1)		4,677,520	4,613,204
Reynolds Group Holdings, Inc.
3.98% (LIBOR + 2.75%), 02/05/2023(1)		2,925,061	2,885,953
SBA Senior Finance II LLC
1.90% (LIBOR + 1.75%), 04/11/2025(1)		1,564,000	1,521,522
Sequa Mezzanine Holdings LLC
5.00% (LIBOR + 4.00%), 04/28/2024(1)		676,500	527,670
7.75% (LIBOR + 6.75%), 11/28/2023(1)		8,845,590	8,370,139
Servicemaster Company LLC
1.94% (LIBOR + 1.75%), 11/05/2026(1)		1,288,525	1,266,672
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	7,690,000	8,738,443
Simply Good Foods USA, Inc.
4.75% (LIBOR + 3.75%), 07/07/2024(1)		$1,101,045	1,101,739
Sinclair Television Group, Inc.
2.65% (LIBOR + 2.50%), 09/30/2026(1)		630,630	613,603
Solera LLC
2.94% (LIBOR + 2.75%), 03/03/2023(1)		4,540,569	4,440,948
SS&C Technologies Holdings, Inc.
1.90% (LIBOR + 1.75%), 04/16/2025(1)		413,726	399,937
1.90% (LIBOR + 1.75%), 04/16/2025(1)		578,616	559,331
Sunshine Luxembourg VII SARL
3.75% (EURIBOR + 3.75%), 10/01/2026(1)	EUR	1,000,000	1,149,669
4.47% (LIBOR + 4.25%), 10/01/2026(1)		$5,173,935	5,139,166
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(1)		459,820	352,912
Telenet Financing USD LLC
2.15% (LIBOR + 2.00%), 04/30/2028(1)		1,250,000	1,204,888
T-Mobile USA, Inc.
3.15% (LIBOR + 3.00%), 04/01/2027(1)		6,633,375	6,623,292
Trans Union LLC
1.90% (LIBOR + 1.75%), 11/16/2026(1)		2,350,472	2,288,396
TransDigm, Inc.
2.40% (LIBOR + 2.25%), 08/22/2024(1)		2,653,317	2,507,092
2.40% (LIBOR + 2.25%), 05/30/2025(1)		1,233,125	1,163,614
Uber Technologies, Inc.
5.00% (LIBOR + 4.00%), 04/04/2025(1)		2,788,985	2,763,578
UFC Holdings LLC
4.25% (LIBOR + 3.25%), 04/29/2026(1)		5,997,347	5,884,897
Ultimate Software Group, Inc.
4.75% (LIBOR + 4.00%), 05/04/2026(1)		9,185,000	9,151,750
7.50% (LIBOR + 6.75%), 05/03/2027(1)		450,000	457,502
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(1)		3,829,674	3,678,555
USI, Inc.
4.22% (LIBOR + 4.00%), 12/02/2026(1)		605,425	598,360

Vertical Midco GmbH
4.57% (LIBOR + 4.25%), 07/30/2027(1)	2,210,000	2,189,093
VICI Properties 1 LLC
1.91% (LIBOR + 1.75%), 12/20/2024(1)	500,000	482,445
Wand Newco 3, Inc.
3.15% (LIBOR + 3.00%), 02/05/2026(1)	1,852,005	1,784,296
Weight Watchers International, Inc.
5.50% (LIBOR + 4.75%), 11/29/2024(1)	861,022	856,932
Western Digital Corp.
1.66% (LIBOR + 1.50%), 02/27/2023(1)	4,071,154	3,965,996
1.91% (LIBOR + 1.75%), 04/29/2023(1)	2,982,653	2,953,900
Whatabrands LLC
2.91% (LIBOR + 2.75%), 07/31/2026(1)	230,674	225,304
Windstream Services LLC
0.00%, 03/29/2021	195,661	117,788
0.00%, 02/17/2024	23,189	13,914
7.25% (LIBOR + 6.25%), 08/24/2027(1)	73,815	71,262
Wink Holdco, Inc.
4.00% (LIBOR + 3.00%), 12/02/2024(1)	1,960,549	1,953,197
Wyndham Hotels & Resorts, Inc.
1.90% (LIBOR + 1.75%), 05/30/2025(1)	196,000	188,711
Zayo Group Holdings, Inc.
3.15% (LIBOR + 3.00%), 03/09/2027(1)	4,596,900	4,454,902

Total Bank Loans (Cost: $476,491,392)		470,251,807

	Shares	Value
COMMON STOCKS – 0.03%
Communications – 0.01%
Clear Channel Outdoor Holdings, Inc. - Class A(11)	2,064,946	2,064,946
iHeartMedia, Inc. - Class A(11)	139,553	1,133,170
iHeartMedia, Inc. - Class B(11)(15)	1,787	13,060

Total Communications		3,211,176

Consumer Discretionary – 0.01%
Neiman Marcus Group, Inc.(11)(14)(15)	62,326	2,006,897

Total Consumer Discretionary		2,006,897

Industrials – 0.01%
AMI Investments LLC(11)(14)(15)	206,310	1,180,093
Mcdermott International Ltd.(11)	261,298	627,115

Total Industrials		1,807,208

Total Common Stocks (Cost: $18,119,536)		7,025,281

CONVERTIBLE PREFERRED STOCKS – 0.12%
Consumer, Non-cyclical – 0.04%
Bunge Ltd., 4.88%	82,720	8,127,240

Total Consumer, Non-cyclical		8,127,240

Financials – 0.07%
Bank of America Corp., 7.25%		4,827	7,182,576
Wells Fargo & Co., 7.50%		5,600	7,515,480

Total Financials			14,698,056

Utilities – 0.01%
NextEra Energy, Inc., 5.28%		34,441	1,607,706

Total Utilities			1,607,706

Total Convertible Preferred Stocks (Cost: $23,987,057)			24,433,002

PREFERRED STOCKS – 0.13%
Communications – 0.13%
AT&T Mobility II LLC, 7.00%(11)(14)		1,036,052	28,023,049

Total Communications			28,023,049

Total Preferred Stocks (Cost: $28,023,048)			28,023,049

WARRANTS – 0.03%
Communications – 0.03%
iHeartMedia, Inc., expires 05/01/2039(11)(15)		723,037	5,283,954

Total Communications			5,283,954

Total Warrants (Cost: $14,531,679)			5,283,954

SHORT-TERM INVESTMENTS – 16.50%
Money Market Funds – 2.48%
Fidelity Institutional Money Market Government Fund - Class I, 0.03%(12)		522,791,506	522,791,506

Total Money Market Funds (Cost: $522,791,506)			522,791,506

	Principal Amount		Value
Government Related – 0.04%
Argentina Treasury Bond BONCER, 1.10%, 04/17/2021	ARS	86,830,000	1,285,737
Republic of Argentina, 0.00%, 10/13/2020		471,161,000	6,845,542

Total Government Related (Cost: $8,087,634)			8,131,279

Commercial Paper – 0.08%
Ford Motor Credit Co. LLC, 3.20%, 10/14/2020(14)		$17,380,000	17,370,957

Total Commercial Paper (Cost: $17,360,544)			17,370,957

Repurchase Agreements – 7.51%
Bank of America Securities, Inc., 0.11% dated 09/29/2020, due 10/01/2020, repurchase price $449,402,746 (collateralized by U.S. Treasury Note, value $458,549,603, 1.75%, 06/15/2022)		449,400,000	449,400,000
Bank of America Securities, Inc., 0.12% dated 09/16/2020, due 10/01/2020, repurchase price $170,006,233 (collateralized by U.S. Treasury Bond, value $173,335,991, 3.00%, 05/15/2047)		170,000,000	170,000,000
J.P. Morgan Securities, 0.11% dated 09/30/2020, due 10/01/2020, repurchase price $404,601,236 (collateralized by U.S. Treasury Bond, value $410,692,857, 3.38%, 11/15/2048)		404,600,000	404,600,000
J.P. Morgan Securities, 0.11% dated 09/30/2020, due 10/02/2020, repurchase price $561,703,433 (collateralized by U.S. Treasury Bond, value $568,027,469, 3.00%, 11/15/2044)		561,700,000	561,700,000

Total Repurchase Agreements (Cost: $1,585,700,000)			1,585,700,000

U.S. Treasury Bills – 6.18%
U.S. Cash Management Bill, 0.00%, 01/19/2021		72,775,000	72,751,652
U.S. Cash Management Bill, 0.00%, 01/26/2021		31,060,000	31,047,382
U.S. Cash Management Bill, 0.00%, 02/16/2021		227,900,000	227,808,270
U.S. Treasury Bill, 0.00%, 10/27/2020		203,275,000	203,263,255
U.S. Treasury Bill, 0.00%, 11/03/2020		53,685,000	53,680,433
U.S. Treasury Bill, 0.00%, 11/24/2020		30,095,000	30,090,824
U.S. Treasury Bill, 0.00%, 11/27/2020		250,000,000	249,960,418
U.S. Treasury Bill, 0.00%, 12/03/2020		37,200,000	37,193,490
U.S. Treasury Bill, 0.00%, 12/10/2020(9)		12,100,000	12,097,647
U.S. Treasury Bill, 0.00%, 01/07/2021		99,195,000	99,168,335
U.S. Treasury Bill, 0.00%, 01/14/2021		132,560,000	132,518,437
U.S. Treasury Bill, 0.00%, 01/21/2021		66,125,000	66,103,399
U.S. Treasury Bill, 0.00%, 02/04/2021		48,465,000	48,447,189
U.S. Treasury Bill, 0.00%, 02/11/2021		40,530,000	40,513,529

Total U.S. Treasury Bills (Cost: $1,304,569,536)			1,304,644,260

Time Deposits – 0.21%
ANZ, London, 0.01% due 10/01/2020		53,985	53,985
BNP Paribas, Paris, -1.49% due 10/01/2020	CHF	119,526	129,772
Brown Brothers Harriman, -0.69% due 10/01/2020	EUR	3,021	3,542
Brown Brothers Harriman, -0.28% due 10/01/2020	SEK	387	43
Brown Brothers Harriman, 0.00% due 10/01/2020	AUD	2,109,092	1,510,637
Brown Brothers Harriman, 0.03% due 10/01/2020	CAD	120,720	90,662
Citibank, London, -0.69% due 10/01/2020	EUR	468,759	549,596
Citibank, London, 0.01% due 10/01/2020	GBP	1,272,717	1,642,250
Citibank, New York, 0.01% due 10/01/2020		$26,006,952	26,006,952
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2020		14,255,647	14,255,647

Total Time Deposits (Cost: $44,243,086)			44,243,086

Total Short-Term Investments (Cost: $3,482,752,306)			3,482,881,088

TOTAL INVESTMENTS IN SECURITIES – 112.61% (Cost: $23,209,359,460)			23,766,639,180

TBA SALES COMMITMENTS – (0.79)%
Mortgage-Backed Obligations – (0.79)%
Fannie Mae
2.00%, 10/01/2050(13)		(120,000,000)	(124,050,000)
2.50%, 10/01/2050(13)		(34,720,000)	(36,415,312)
3.50%, 10/01/2035(13)		(6,180,000)	(6,535,229)

Total TBA Sales Commitments (Proceeds Received: $166,482,934)			(167,000,541)

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.82)%			(2,494,537,903)

TOTAL NET ASSETS – 100.00%			$21,105,100,736

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

PEN Peruvian Sol

SEK Swedish Krona

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $5,030,001,730, which represents 23.83% of total net assets.

(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2020.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2020.
(6)	Security in default as of September 30, 2020. The value of these securities totals $37,542,397, which represents 0.18% of total net assets.
(7)	Amount calculated is less than 0.005%.
(8)	Inflation protected security. The value of these securities totals $138,001,880, which represents 0.65% of total net assets.
(9)

Partially assigned as collateral for certain future contracts, swap contracts and repurchase agreements. The value of these pledged issues totals $58,880,812, which represents 0.28% of total net assets.

(10)	Delayed delivery purchase commitment security. The value of these securities totals $2,106,395,541, which represents 9.98% of total net assets.
(11)	Non-income producing security.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Delayed delivery sales commitment security. The value of these securities totals $(167,000,541), which represents (0.79)% of total net assets.
(14)	Security that is restricted at September 30, 2020. The value of the restricted securities totals $71,980,942, which represents 0.34% of total net assets.
(15)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $8,484,004 or 0.04% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Dec. 2020	AUD	40,715,046	$29,425,716	$263,566
641	Euro-Btp Future	Goldman Sachs	Dec. 2020	EUR	93,213,770	110,912,338	1,623,855
9,808	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2020		$1,365,727,526	1,368,522,500	2,794,974
4,193	U.S. 5 Year Note Future	Citigroup Global Markets	Dec. 2020		528,120,147	528,449,032	328,885
2,070	U.S. Long Bond	Goldman Sachs	Dec. 2020		367,007,345	364,902,188	(2,105,157)
605	U.S. Treasury 2-Year Notes	Goldman Sachs	Dec. 2020		133,653,008	133,681,368	28,360
41	U.S. Ultra Bond	Citigroup Global Markets	Dec. 2020		9,153,664	9,094,313	(59,351)
1,303	U.S. Ultra Bond	Goldman Sachs	Dec. 2020		291,111,543	289,021,687	(2,089,856)

							$785,276

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(2,080)	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2020		$(261,901,251)	$(262,145,000)	$(243,749)
(118)	U.S. Ultra 10-Year Notes	Citigroup Global Markets	Dec. 2020		(18,849,953)	(18,870,781)	(20,828)
(1,513)	U.S. Ultra 10-Year Notes	Goldman Sachs	Dec. 2020		(241,465,356)	(241,961,797)	(496,441)
(78)	U.S. Ultra Bond	Goldman Sachs	Dec. 2020		(17,423,762)	(17,301,375)	122,387

							$(638,631)

							$146,645

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	13,995,000	USD	9,876,252	10/23/20	Citibank	$148,080
BRL*	156,049,575	USD	27,664,931	10/02/20	Deutsche Bank	122,169
CAD	13,275,000	USD	9,859,361	10/23/20	HSBC	110,890
CHF	5,035,000	USD	5,382,177	10/23/20	Credit Suisse International	87,670
CHF	4,160,000	USD	4,489,134	10/23/20	J.P. Morgan	30,144
EUR	875,000	USD	1,025,064	10/02/20	Morgan Stanley	829
GBP	14,205,000	USD	18,083,478	10/02/20	BNP Paribas	245,933
GBP	863,000	USD	1,110,021	10/02/20	J.P. Morgan	3,551
GBP	4,270,000	USD	5,408,475	10/23/20	Barclays Bank	101,920
GBP	3,495,000	USD	4,451,987	10/23/20	J.P. Morgan	58,278
IDR*	402,636,139,000	USD	26,771,732	12/16/20	Bank Of America	79,180
INR*	2,063,547,450	USD	27,426,494	12/16/20	BNP Paribas	399,119
JPY	475,950,000	USD	4,446,572	10/23/20	Barclays Bank	67,365
JPY	577,920,000	USD	5,397,333	10/23/20	J.P. Morgan	83,694
JPY	740,705,000	USD	7,000,511	10/23/20	UBS	24,378
MXN	33,876,000	USD	1,489,317	10/21/20	J.P. Morgan	39,186
MXN	142,098,000	USD	6,374,708	12/09/20	BNP Paribas	783
NOK	50,610,000	USD	5,402,599	10/23/20	J.P. Morgan	23,418
NZD	8,200,000	USD	5,399,700	10/23/20	HSBC	25,016
USD	1,688,129	EUR	1,427,000	10/02/20	Bank Of America	15,043
USD	5,726,702	GBP	4,308,000	10/02/20	Bank Of America	167,878
USD	389,218,671	EUR	325,232,000	10/02/20	BNP Paribas	7,900,485
USD	28,086,677	BRL*	156,049,575	10/02/20	Deutsche Bank	299,577
USD	76,826,848	EUR	64,674,000	10/02/20	J.P. Morgan	999,831
USD	15,893,188	EUR	13,434,000	10/02/20	Morgan Stanley	142,497
USD	413,974,798	GBP	309,520,000	10/02/20	Morgan Stanley	14,585,907
USD	1,585,984	MXN	33,876,000	10/21/20	Goldman Sachs	57,482
USD	6,446,693	NZD	9,720,000	10/23/20	Bank Of America	16,420
USD	10,152,592	AUD	14,090,000	10/23/20	Barclays Bank	60,213
USD	6,539,600	CAD	8,625,000	10/23/20	Canadian Imperial Bank	61,754
USD	6,351,432	AUD	8,795,000	10/23/20	Citibank	51,753
USD	6,370,399	CHF	5,845,000	10/23/20	Credit Suisse International	20,596
USD	10,204,108	NZD	15,330,000	10/23/20	Credit Suisse International	62,536
USD	10,103,518	CAD	13,430,000	10/23/20	HSBC	16,854
USD	6,113,224	NOK	55,440,000	10/23/20	J.P. Morgan	169,371
USD	6,330,344	GBP	4,860,000	10/23/20	Morgan Stanley	58,559
USD	9,818,479	NOK	91,480,000	10/23/20	Morgan Stanley	10,693
USD	10,224,637	CHF	9,375,000	10/23/20	UBS	39,965
USD	10,406,795	JPY	1,090,690,000	10/23/20	UBS	62,627
USD	480,292,068	EUR	409,311,000	11/03/20	BNP Paribas	70,607
USD	9,462,451	CAD	12,524,000	11/17/20	BNP Paribas	55,557
USD	8,327,347	EUR	7,007,698	11/20/20	Citibank	102,716

USD	5,383,815	EUR	4,565,000	11/20/20	HSBC	26,073
USD	10,401,048	EUR	8,855,000	11/20/20	J.P. Morgan	8,319
USD	10,089,624	SEK	89,750,000	11/20/20	J.P. Morgan	63,099
USD	6,371,729	SEK	56,155,000	11/20/20	UBS	98,308
USD	13,385,462	CAD	17,615,000	12/16/20	BNP Paribas	151,897
USD	7,998,957	PEN*	28,785,047	02/26/21	Deutsche Bank	19,086

		Total Unrealized Appreciation				27,047,306

AUD	6,715,000	USD	4,949,660	10/23/20	Goldman Sachs	(139,843)
AUD	2,175,000	USD	1,566,283	10/23/20	UBS	(8,375)
BRL*	156,049,575	USD	27,827,236	10/02/20	Morgan Stanley	(40,136)
BRL*	156,049,575	USD	28,064,956	11/04/20	Deutsche Bank	(302,549)
CAD	2,185,000	USD	1,644,576	10/23/20	Goldman Sachs	(3,522)
CAD	6,595,000	USD	5,045,096	10/23/20	HSBC	(91,890)
CAD	1,389,000	USD	1,055,945	11/17/20	BNP Paribas	(12,654)
CHF	4,650,000	USD	5,120,581	10/23/20	Credit Suisse International	(68,984)
CHF	1,375,000	USD	1,518,570	10/23/20	Goldman Sachs	(24,818)
EUR	9,882,000	USD	11,728,034	10/02/20	J.P. Morgan	(141,885)
EUR	1,975,886	USD	2,351,140	11/20/20	Bank Of America	(32,128)
EUR	1,296,232	USD	1,537,317	11/20/20	HSBC	(15,986)
EUR	3,285,000	USD	3,918,401	11/20/20	J.P. Morgan	(62,939)
GBP	2,397,000	USD	3,104,326	10/02/20	J.P. Morgan	(11,359)
GBP	3,775,000	USD	5,052,015	10/23/20	J.P. Morgan	(180,412)
GBP	1,100,000	USD	1,443,855	10/23/20	UBS	(24,315)
MXN	931,395,152	USD	42,125,516	12/09/20	Goldman Sachs	(336,743)
MXN	33,876,000	USD	1,560,739	03/10/21	Goldman Sachs	(57,146)
NOK	54,870,000	USD	6,042,608	10/23/20	Citibank	(159,866)
NOK	41,440,000	USD	4,718,615	10/23/20	J.P. Morgan	(275,735)
NZD	10,125,000	USD	6,806,240	10/23/20	HSBC	(108,039)
NZD	6,725,000	USD	4,483,275	10/23/20	J.P. Morgan	(34,347)
RUB*	2,490,255,417	USD	34,852,145	10/13/20	Goldman Sachs	(2,836,340)
RUB*	485,190,814	USD	6,794,961	10/16/20	BNP Paribas	(558,555)
RUB*	341,447,018	USD	4,732,355	10/16/20	Goldman Sachs	(343,562)
SEK	101,205,000	USD	11,671,979	11/20/20	Citibank	(365,746)
SEK	44,700,000	USD	5,150,901	11/20/20	J.P. Morgan	(157,189)
TRY	4,979,000	USD	655,400	10/20/20	J.P. Morgan	(13,388)
TRY	5,430,000	USD	716,289	10/26/20	BNP Paribas	(17,433)
USD	83,529	JPY	8,855,584	10/02/20	BNP Paribas	(438)
USD	27,664,931	BRL*	156,049,575	10/02/20	Morgan Stanley	(122,169)
USD	17,896,259	EUR	15,301,000	10/02/20	Morgan Stanley	(43,395)
USD	55,112	JPY	5,844,416	10/02/20	Morgan Stanley	(304)
USD	9,931,909	GBP	7,780,000	10/23/20	Barclays Bank	(108,109)
USD	6,644,140	JPY	703,885,000	10/23/20	Barclays Bank	(31,546)
USD	380,245,880	GBP	296,363,000	11/03/20	Goldman Sachs	(2,230,538)
USD	21,813,062	NZD	33,217,000	11/17/20	BNP Paribas	(161,027)

		Total Unrealized Depreciation				(9,123,410)

		Net Unrealized Appreciation				$17,923,896

*	Non-deliverable forward

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2020	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T Inc.	1.00%	12/20/2020	0.34	$34,600,000	$22,648	$39,279	$61,927
CDX.EM.28	1.00	12/20/2022	1.54	9,588,000	(237,472)	126,437	(111,035)
CDX.EM.29	1.00	6/20/2023	1.59	1,880,000	(31,920)	2,693	(29,227)
CDX.EM.30	1.00	12/20/2023	1.74	7,708,000	(274,168)	97,315	(176,853)
CDX.EM.31	1.00	6/20/2024	1.68	8,178,000	(291,531)	94,928	(196,603)
CDX.EM.32	1.00	12/20/2024	1.75	12,090,000	(572,907)	207,656	(365,251)
AT&T Inc.	1.00	12/20/2024	0.68	12,100,000	102,371	45,866	148,237
CDX.EM.33	1.00	6/20/2025	1.88	4,560,000	(480,126)	302,367	(177,759)
CDX.NA.IG.34	1.00	6/20/2025	0.85	256,249,000	(735,577)	2,550,002	1,814,425
CDX.EM.34	1.00	12/20/2025	2.31	2,800,000	(181,550)	4,198	(177,352)
CDX.NA.IG.35	1.00	12/20/2025	0.59	76,342,000	(28,008,930)	19,751	(27,989,179)
CDX.NA.HY.35	5.00	12/20/2025	4.09	131,200,000	5,535,350	67,950	5,603,300
General Electric Co.	1.00	12/20/2023	1.07	700,000	(23,753)	22,402	(1,351)

					$(25,177,565)	$3,580,844	$(21,596,721)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%	$16,450,000	$(269,224)	$376,191	$106,967
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.53	1,000,000	10,163	10,790	20,953
Bank of America	Boeing Co.	1.00	Quarterly	12/20/2021	2.81	12,300,000	60,829	(324,949)	(264,120)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	2.18	3,200,000	(42,762)	(109,411)	(152,173)
Morgan Stanley	Chile Government International	1.00	Quarterly	12/20/2025	0.68	31,000,000	543,842	(25,127)	518,715
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2025	1.49	26,000,000	(386,231)	(251,014)	(637,245)
Barclays Bank	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.73	455,000	186	(13,472)	(13,286)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.73	525,000	—	(15,330)	(15,330)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.73	1,170,000	(6,219)	(27,944)	(34,163)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	2.05	300,000	(7,505)	(3,736)	(11,241)
Barclays Bank	General Electric Co.	1.00	Quarterly	12/20/2020	0.57	1,860,000	181	2,131	2,312
Barclays Bank	General Electric Co.	1.00	Quarterly	12/20/2020	0.57	3,415,000	(930)	5,175	4,245
Goldman Sachs	General Electric Co.	1.00	Quarterly	12/20/2020	0.57	2,640,000	261	3,020	3,281
Goldman Sachs	General Electric Co.	1.00	Quarterly	12/20/2020	0.57	1,685,000	(444)	2,539	2,095
Barclays Bank	Indonesia Government International	1.00	Quarterly	12/20/2025	1.16	18,000,000	(7,380)	(130,150)	(137,530)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2025	1.16	10,161,000	(17,260)	(60,376)	(77,636)
Morgan Stanley	Indonesia Government International	1.00	Quarterly	12/20/2025	1.16	23,839,000	(40,615)	(141,528)	(182,143)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	1.23	1,600,000	(10,165)	(4,768)	(14,933)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2025	1.49	1,000,000	(13,770)	(10,920)	(24,690)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	2.76	4,700,000	(154,393)	(137,653)	(292,046)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	2.47	9,400,000	(412,143)	49,071	(363,072)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.74	1,500,000	(17,736)	26,834	9,098
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.83	18,200,000	(336,203)	426,430	90,227
Goldman Sachs	Russian Foreign Bond - Eurobon	1.00	Quarterly	12/20/2024	1.06	16,400,000	84,457	(122,196)	(37,739)
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	2.99	210,000	(9,437)	2,494	(6,943)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.89	29,900,000	(150,396)	246,035	95,639
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.98	9,100,000	(136,435)	145,289	8,854
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.98	5,400,000	(81,798)	87,052	5,254
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	1.12	300,000	(3,739)	2,476	(1,263)
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.77	3,800,000	2,499	18,160	20,659

							$(1,402,367)	$25,113	$(1,377,254)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.15)%	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	$274,419	$(449,855)	$(175,436)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000,000	(283,674)	(1,384,550)	(1,668,224)
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2030	GBP	18,700,000	179,861	(1,034,537)	(854,676)
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2050		6,000,000	142,394	(528,173)	(385,779)
1.25	3 Month USD LIBOR	Paid	Quarterly	6/17/2027	USD	283,200,000	(7,436,653)	23,179,055	15,742,402
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2030		—	(452,910)	398,417	(54,493)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(15,012,714)	6,234,131	(8,778,583)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,885)	(952,636)	(962,521)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,107,549)	17,250,421	16,142,872
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,744,029	12,364,153	14,108,182
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	625,604	12,271,854	12,897,458
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029	USD	47,200,000	3,382,167	6,705,729	10,087,896
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022	MXN	4,000,000	—	(203)	(203)
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	(1,897)	(1,689)
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	(668)	(668)
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	(376)	(376)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025		2,000,000	(134)	613	479
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	513	513
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	375	375
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	839	839
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	1,185	1,186
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800,000	(17,507)	136,023	118,516
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,247	(7,347)	(4,100)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,906)	211,256	209,350
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,578	(10,665)	(6,087)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	126,021	(826,022)	(700,001)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	4,465	4,465
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	9,353	9,353
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(341)	9,738	9,397
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	11,273	11,273
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	6,436	6,436
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	9,174	110,734	119,908
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(5,408)	(5,408)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(21)	(22,803)	(22,824)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(702)	(702)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(8,874)	(133,701)	(142,575)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	12	(11,391)	(11,379)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	585	(17,789)	(17,204)

							$(17,839,868)	$73,517,840	$55,677,972

Lunar - payment frequency equal periods of 28 days (a lunar month).

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 97.84%
Alabama – 1.32%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,641,615
5.00%, 09/01/2036	10,000,000	12,226,800
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,651,440
Birmingham Airport Authority
5.00%, 07/01/2028	700,000	885,493
5.00%, 07/01/2030	1,000,000	1,303,810
5.00%, 07/01/2031	350,000	453,050
5.00%, 07/01/2032	300,000	385,500
5.00%, 07/01/2034	800,000	1,018,080
Black Belt Energy Gas District
4.00%, 07/01/2046(1)	1,705,000	1,739,646
4.00%, 10/01/2049(1)	2,000,000	2,325,920
Columbia Industrial Development Board
0.16%, 06/01/2028(1)	3,900,000	3,900,000
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,110,595
5.00%, 04/01/2023	1,550,000	1,724,794
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,651,800
5.25%, 10/01/2048	1,650,000	1,825,197
5.50%, 10/01/2053	715,000	794,687
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,507,960
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870,000	3,880,991
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	17,877,509
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,244,312
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,145,390
Southeast Alabama Gas Supply District
0.95% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,348,529
4.00%, 06/01/2049(1)	11,010,000	12,192,254
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	500,000	537,540
5.25%, 05/01/2044(3)	6,700,000	7,389,966
University of Alabama
4.00%, 06/01/2033	1,070,000	1,289,125
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	475,253

Total Alabama		94,527,256

Alaska – 0.08%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,783,561
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,047,320

Total Alaska		5,830,881

Arizona – 2.51%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000,000	1,035,240
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,602,400
5.00%, 02/01/2042	2,000,000	2,086,120
Arizona Industrial Development Authority
4.00%, 07/15/2050(3)	1,500,000	1,409,625
5.00%, 07/01/2049(3)	650,000	689,643
5.00%, 07/15/2049(3)	500,000	520,345
5.50%, 07/01/2052(3)	655,000	703,955
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,881,546
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,182,405
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,522,870

City of Phoenix AZ
4.00%, 07/01/2022	900,000	960,606
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,105,800
5.00%, 07/01/2026	1,675,000	2,021,541
5.00%, 07/01/2027	4,600,000	5,690,154
5.00%, 07/01/2028	4,440,000	5,538,944
5.00%, 07/01/2029	12,865,000	14,193,183
5.00%, 07/01/2030	1,000,000	1,163,860
5.00%, 07/01/2030	1,500,000	1,651,845
5.00%, 07/01/2032	800,000	953,040
5.00%, 07/01/2036	3,000,000	3,550,620
5.00%, 07/01/2042	540,000	624,910
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,844,100
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	303,882
5.00%, 07/01/2033	435,000	457,059
5.00%, 07/01/2038	450,000	466,114
5.00%, 07/01/2048	915,000	933,300
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700,000	771,176
5.00%, 07/01/2033	415,000	450,777
5.00%, 07/01/2034	765,000	827,998
5.00%, 07/01/2037	4,750,000	5,092,902
5.00%, 07/01/2038	1,295,000	1,383,798
5.00%, 07/01/2049	525,000	548,793
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,270,363
Industrial Development Authority of the County of Yavapai
0.25%, 04/01/2029(1)	3,200,000	3,200,416
2.20%, 03/01/2028(1)	2,100,000	2,194,437
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,175,000	3,892,550
5.00%, 07/01/2047	1,000,000	1,182,280
5.00%, 01/01/2048(1)	1,000,000	1,172,550
5.00%, 01/01/2048(1)	1,300,000	1,418,261
5.75%, 01/01/2036(3)	500,000	504,645
6.00%, 01/01/2048(3)	635,000	612,667
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	6,004,850
5.00%, 07/01/2026	7,000,000	8,622,950
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	207,226
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,272,804
5.00%, 01/01/2024	1,600,000	1,849,536
5.00%, 01/01/2033	1,000,000	1,273,320
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020,000	6,553,811
5.00%, 12/01/2037	3,500,000	4,722,270
State of Arizona
5.00%, 10/01/2020	840,000	840,000
5.00%, 10/01/2021	740,000	775,594
5.00%, 10/01/2024	1,075,000	1,276,788
Tempe Industrial Development Authority
4.00%, 10/01/2023(3)	1,250,000	1,246,513
5.00%, 12/01/2050	500,000	492,725
5.00%, 12/01/2054	750,000	734,310
University of Arizona
5.00%, 06/01/2038	1,955,000	2,501,833
5.00%, 06/01/2039	860,000	1,097,248
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,167,720
5.00%, 07/01/2024	320,000	376,128
5.00%, 07/01/2025	1,410,000	1,715,477

Total Arizona		180,347,823

Arkansas – 0.15%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	5,072,300
4.50%, 09/01/2049(3)	2,900,000	2,929,000
4.75%, 09/01/2049(3)	2,500,000	2,504,600

Total Arkansas		10,505,900

California – 4.71%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,433,185
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,888,975
5.00%, 10/01/2037	2,000,000	2,305,680
Alisal Union School District
5.25%, 08/01/2042	740,000	898,123
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860,000	2,384,092
Bay Area Toll Authority
1.37% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,006,830
2.10%, 04/01/2045(1)	2,790,000	2,842,508
2.85%, 04/01/2047(1)	1,000,000	1,085,640
2.95%, 04/01/2047(1)	1,170,000	1,298,595
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400,000	474,996
4.00%, 06/01/2036	275,000	321,263
4.00%, 06/01/2037	275,000	320,218
4.00%, 06/01/2038	275,000	319,173
California Health Facilities Financing Authority
1.25%, 10/01/2036(1)	2,500,000	2,500,000
5.00%, 11/01/2032(1)	1,400,000	1,537,186
5.00%, 07/01/2034(1)	1,710,000	1,872,176
5.00%, 08/15/2034	125,000	151,729
5.63%, 07/01/2025	2,130,000	2,138,158
California Housing Finance
4.00%, 03/20/2033	3,460,523	3,827,546
4.25%, 01/15/2035	521,890	588,844
California Infrastructure & Economic Development Bank
0.45%, 01/01/2050(1)(3)	16,000,000	16,000,000
California Municipal Finance Authority
0.38%, 09/01/2021(1)	10,700,000	10,700,000
4.00%, 08/15/2037	1,560,000	1,683,287
4.00%, 08/15/2042	1,635,000	1,743,090
5.00%, 08/15/2029	1,000,000	1,251,170
5.00%, 12/31/2029	2,300,000	2,775,272
5.00%, 08/15/2034	1,065,000	1,300,099
5.00%, 12/31/2043	10,835,000	12,371,078
5.00%, 12/31/2047	555,000	630,391
5.00%, 05/15/2049	1,000,000	1,166,320
5.00%, 10/01/2049(3)	515,000	532,592
5.00%, 10/01/2057(3)	1,000,000	1,029,120
California Public Finance Authority
5.00%, 07/01/2027(3)	180,000	151,200
5.00%, 07/01/2047(3)	140,000	117,600
5.00%, 10/15/2047	1,775,000	1,963,807
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,897,800
5.00%, 03/01/2025	3,280,000	3,943,413
5.00%, 11/01/2037	235,000	255,053
5.00%, 09/01/2039	10,705,000	12,357,852
California Statewide Communities Development Authority
0.08%, 09/01/2038(1)	5,610,000	5,610,000
4.00%, 09/02/2029	200,000	220,410
4.00%, 04/01/2036	675,000	784,505
4.00%, 04/01/2037	700,000	810,201
5.00%, 10/01/2028	1,100,000	1,162,293
5.00%, 11/01/2032(3)	1,135,000	1,215,914
5.00%, 04/01/2035	1,300,000	1,663,207
5.00%, 01/01/2038	750,000	880,552
5.00%, 09/02/2039	745,000	857,622
5.00%, 05/15/2040	400,000	438,688
5.00%, 11/01/2041(3)	875,000	913,106
5.00%, 04/01/2042	2,000,000	2,099,080
5.00%, 01/01/2043	1,000,000	1,154,590
5.00%, 09/02/2044	500,000	564,665
5.00%, 09/02/2044	700,000	792,841
5.00%, 09/02/2044	1,350,000	1,559,533
5.00%, 02/01/2045	1,175,000	1,172,709
5.00%, 04/01/2046(1)	4,300,000	5,692,770
5.00%, 01/01/2048	2,840,000	3,243,308
5.00%, 09/02/2049	700,000	788,501
5.25%, 12/01/2048(3)	800,000	894,992
5.25%, 12/01/2056(3)	6,635,000	7,180,397

5.38%, 11/01/2049(3)	100,000	103,300
5.50%, 12/01/2054	1,960,000	2,119,877
5.50%, 12/01/2058(3)	4,845,000	5,421,991
City of Long Beach CA Harbor Revenue
4.00%, 07/15/2021	6,000,000	6,180,900
City of Los Angeles Department of Airports
4.75%, 05/15/2035	8,340,000	9,493,172
5.00%, 05/15/2033	1,325,000	1,617,534
5.00%, 05/15/2037	9,795,000	12,254,035
5.00%, 05/15/2040	1,095,000	1,258,013
5.25%, 05/15/2031	4,805,000	6,016,004
5.25%, 05/15/2032	3,210,000	3,995,969
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,621,390
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,468,636
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	290,422
5.00%, 04/01/2036	200,000	231,824
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	970,630
5.00%, 06/01/2021	285,000	293,604
5.00%, 06/01/2022	400,000	429,300
5.00%, 06/01/2023	455,000	506,925
5.00%, 06/01/2024	255,000	294,293
5.00%, 06/01/2047	925,000	953,564
5.25%, 06/01/2047	2,500,000	2,581,875
5.30%, 06/01/2037	1,000,000	1,034,380
Irvine Unified School District
5.00%, 03/01/2057	800,000	919,664
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,455,144
5.00%, 12/01/2030	2,520,000	3,051,544
Los Angeles Unified School District
4.00%, 07/01/2037	3,000,000	3,596,730
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,051,509
5.00%, 08/01/2028	1,000,000	1,205,180
5.00%, 08/01/2029	775,000	932,379
5.00%, 08/01/2030	2,530,000	3,038,429
Metropolitan Water District of Southern California
0.37% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,000,000
0.37% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,001,380
0.37% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2047(2)	3,000,000	3,001,380
Mizuho Floater/Residual Trust
0.47%, 12/01/2039(1)(3)(6)	8,800,000	8,800,000
Natomas Unified School District
4.00%, 08/01/2045	4,000,000	4,481,200
4.00%, 08/01/2049	2,915,000	3,253,694
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2022	1,675,000	1,766,874
5.00%, 03/01/2028	1,340,000	1,636,060
5.00%, 03/01/2030	1,700,000	2,044,165
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,095,432
Orchard School District
0.00%, 08/01/2022	2,940,000	2,914,892
Port of Oakland
5.00%, 05/01/2026	4,450,000	4,765,950
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,057,595
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205,000	265,352
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2027	3,000,000	3,204,540
5.00%, 05/01/2037	945,000	1,149,082
State of California
0.87% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	750,187
4.00%, 03/01/2025	3,500,000	4,061,540
4.00%, 03/01/2026	375,000	446,501
4.00%, 11/01/2035	1,750,000	2,139,130
4.00%, 03/01/2036	2,385,000	2,864,552
4.00%, 11/01/2036	2,735,000	3,310,143
4.00%, 11/01/2037	1,625,000	1,959,197

4.00%, 11/01/2041	2,000,000	2,263,340
5.00%, 08/01/2022	1,535,000	1,671,630
5.00%, 08/01/2023	3,000,000	3,405,150
5.00%, 09/01/2026	2,000,000	2,523,940
5.00%, 08/01/2027	620,000	751,490
5.00%, 08/01/2029	935,000	1,160,195
5.00%, 09/01/2029	370,000	460,335
5.00%, 11/01/2029	3,170,000	4,059,407
5.00%, 04/01/2030	5,130,000	6,920,473
5.00%, 08/01/2030	3,500,000	4,331,705
5.00%, 08/01/2030	3,910,000	4,962,181
5.00%, 11/01/2032	11,555,000	15,609,881
Tender Option Bond Trust Receipts/Certificates
0.22%, 10/01/2049(1)(3)	1,060,000	1,060,000
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	3,910,000	3,916,373
Transbay Joint Powers Authority
5.00%, 10/01/2033	250,000	303,898
5.00%, 10/01/2034	250,000	302,575
5.00%, 10/01/2035	240,000	289,150
5.00%, 10/01/2038	600,000	712,542

Total California		337,825,273

Colorado – 2.51%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,593,906
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	764,490
5.13%, 12/01/2047	1,075,000	1,087,782
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,529,362
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500,000	513,935
5.00%, 12/01/2050	1,000,000	1,011,290
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	509,110
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,462,678
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	545,769
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	766,945
5.13%, 12/01/2048	1,450,000	1,503,867
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	522,005
City & County of Denver CO
5.00%, 10/01/2032	9,405,000	9,450,238
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,897,971
5.00%, 11/15/2029	3,105,000	3,816,356
5.00%, 12/01/2031	7,045,000	8,681,201
5.00%, 12/01/2032	385,000	470,797
5.00%, 12/01/2035	5,520,000	6,670,368
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500,000	2,023,845
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	974,071
1.36% (1 Month LIBOR USD + 1.25%), 10/01/2039(2)	2,000,000	1,998,460
2.80%, 05/15/2042(1)	3,800,000	3,968,036
4.00%, 11/01/2039	3,775,000	4,302,519
5.00%, 12/01/2022	1,855,000	2,001,359
5.00%, 11/01/2023	1,350,000	1,532,317
5.00%, 11/01/2024	1,125,000	1,319,715
5.00%, 11/01/2025	1,715,000	2,072,080
5.00%, 11/01/2026	1,330,000	1,644,093
5.00%, 01/01/2031	100,000	102,260
5.00%, 11/15/2036(1)	6,770,000	7,729,106
5.00%, 01/01/2037	250,000	250,895
5.00%, 10/01/2038(1)	630,000	658,633
5.00%, 02/01/2041	500,000	507,925
5.00%, 08/01/2044	2,200,000	2,631,486
5.00%, 09/01/2046	1,000,000	1,125,350
5.00%, 08/01/2049(1)	3,830,000	4,564,900
5.00%, 11/15/2049(1)	2,585,000	3,239,574
5.25%, 01/01/2040	540,000	599,432

6.13%, 12/01/2045(3)	375,000	375,045
6.25%, 12/01/2050(3)	205,000	205,695
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	697,755
5.00%, 12/31/2051	2,150,000	2,320,989
5.00%, 12/31/2056	4,790,000	5,149,106
Colorado Housing & Finance Authority
4.25%, 11/01/2049	565,000	637,162
4.25%, 11/01/2049	1,075,000	1,210,160
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	670,795
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	799,661
5.00%, 12/01/2049	1,500,000	1,518,870
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	512,505
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	914,724
County of El Paso CO
4.00%, 12/01/2033	800,000	967,680
4.00%, 12/01/2035	910,000	1,087,996
5.00%, 12/01/2031	600,000	792,210
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,661,400
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,201,955
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,416,794
5.63%, 12/01/2048	2,130,000	2,211,153
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,048,922
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	518,690
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,029,070
E-470 Public Highway Authority
1.15% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	275,776
5.00%, 09/01/2040	5,165,000	5,881,489
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,268,680
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,604,080
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	717,962
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	511,985
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,040,647
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	774,365
Regional Transportation District
5.00%, 06/01/2031	1,315,000	1,713,511
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,336,943
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	763,350
5.50%, 12/01/2046	1,500,000	1,547,925
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	876,333
5.00%, 12/01/2046	1,880,000	1,928,128
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	507,090
Southlands Metropolitan District No 1
3.00%, 12/01/2022	232,000	232,986
3.50%, 12/01/2027	500,000	511,255
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	512,790
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	540,936
5.00%, 12/01/2038	500,000	513,275
University of Colorado
2.00%, 06/01/2054(1)	11,455,000	12,108,622
5.00%, 06/01/2047	500,000	631,555

University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,058,729
5.00%, 11/15/2047(1)	9,495,000	11,002,331
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	105,029
5.00%, 12/01/2024	200,000	233,552
5.00%, 12/15/2024	135,000	157,784
5.00%, 12/01/2025	180,000	216,452
5.00%, 12/15/2025	85,000	101,663
5.00%, 12/01/2026	195,000	240,236
5.00%, 12/01/2027	205,000	258,239
5.00%, 12/01/2028	210,000	269,457
5.00%, 12/15/2028	130,000	153,342
5.00%, 12/01/2029	210,000	274,428
5.00%, 12/15/2029	5,000	5,877
5.00%, 12/15/2030	500,000	585,830
5.00%, 12/01/2031	230,000	296,785
5.00%, 12/01/2032	250,000	320,355
5.00%, 12/01/2035	100,000	126,562
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	617,994
5.00%, 12/01/2049	1,000,000	1,021,040

Total Colorado		179,837,831

Connecticut – 2.51%
City of Bridgeport CT
4.00%, 06/01/2037	2,460,000	2,694,094
5.00%, 09/15/2029	2,600,000	3,334,656
5.00%, 09/15/2030	2,250,000	2,867,197
5.00%, 06/01/2033	1,985,000	2,387,955
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,416,886
5.00%, 07/15/2022	2,250,000	2,426,018
5.00%, 07/15/2023	2,000,000	2,256,960
5.00%, 07/15/2026	2,430,000	2,901,663
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,575,643
5.00%, 03/01/2028	1,490,000	1,852,279
5.00%, 03/01/2033	1,900,000	2,303,636
City of New Haven CT
5.00%, 08/15/2023	900,000	1,022,427
5.00%, 08/15/2029	2,000,000	2,386,480
5.00%, 08/15/2031	1,000,000	1,187,070
5.25%, 08/01/2023	1,115,000	1,244,853
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,582,175
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,302,825
3.40%, 11/15/2042	815,000	823,590
Connecticut State Health & Educational Facilities Authority
0.55%, 07/01/2037(1)	4,500,000	4,513,635
1.10%, 07/01/2048(1)	9,000,000	9,163,980
1.80%, 07/01/2049(1)	2,005,000	2,084,839
1.80%, 07/01/2049(1)	5,280,000	5,310,149
2.00%, 07/01/2042(1)	4,370,000	4,708,194
2.05%, 07/01/2035(1)	6,570,000	6,665,462
4.00%, 07/01/2021(3)	875,000	880,933
4.00%, 07/01/2022(3)	1,010,000	1,025,473
4.00%, 07/01/2044	710,000	689,105
4.00%, 07/01/2046	880,000	928,558
4.00%, 07/01/2049	645,000	615,872
5.00%, 11/01/2023	695,000	790,000
5.00%, 11/01/2024	475,000	559,521
5.00%, 07/01/2025(3)	435,000	468,826
5.00%, 06/01/2027	200,000	250,002
5.00%, 06/01/2028	400,000	507,608
5.00%, 11/01/2028	1,245,000	1,604,830
5.00%, 06/01/2029	250,000	321,690
5.00%, 07/01/2029(3)	440,000	483,388
5.00%, 07/01/2029	1,000,000	1,259,140
5.00%, 06/01/2031	600,000	778,146
5.00%, 07/01/2032	700,000	897,337
5.00%, 07/01/2032	2,000,000	2,545,060
5.00%, 07/01/2033	600,000	764,448
5.00%, 07/01/2034	700,000	887,971
5.00%, 07/01/2035	525,000	663,154

5.00%, 07/01/2036	1,000,000	1,256,310
5.00%, 07/01/2043	1,750,000	1,838,952
5.00%, 07/01/2049(3)	1,550,000	1,597,043
5.00%, 07/01/2053(1)	2,625,000	3,270,173
5.00%, 07/01/2053(1)	3,445,000	4,062,826
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)	955,000	967,415
State of Connecticut
5.00%, 09/01/2022	5,725,000	6,248,494
5.00%, 11/01/2022	315,000	331,096
5.00%, 04/15/2023	3,200,000	3,581,024
5.00%, 01/15/2026	850,000	1,038,547
5.00%, 04/15/2026	1,500,000	1,845,120
5.00%, 06/15/2027	1,680,000	2,000,460
5.00%, 09/15/2027	1,000,000	1,275,040
5.00%, 03/01/2029	1,500,000	1,700,805
5.00%, 04/15/2030	565,000	737,624
5.00%, 06/15/2032	710,000	829,280
5.00%, 11/15/2032	200,000	236,082
5.00%, 04/15/2034	645,000	820,956
5.00%, 04/15/2035	225,000	285,385
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260,000	3,806,930
5.00%, 09/01/2023	900,000	1,021,950
5.00%, 05/01/2030	2,000,000	2,663,760
5.00%, 10/01/2031	26,000,000	29,255,720
5.00%, 05/01/2033	3,000,000	3,886,080
5.00%, 01/01/2038	4,400,000	5,338,828
Town of Hamden CT
5.00%, 08/15/2026	500,000	567,405
5.00%, 08/15/2026	1,335,000	1,601,266
5.00%, 08/01/2028	500,000	622,885
5.00%, 08/01/2030	500,000	631,965
5.00%, 08/01/2032	500,000	623,300
5.00%, 01/01/2040	1,875,000	1,890,281
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,662,836
5.25%, 11/15/2034	3,705,000	4,693,309

Total Connecticut		180,122,875

Delaware – 0.36%
County of Kent DE
5.00%, 07/01/2040	645,000	626,818
5.00%, 07/01/2048	2,305,000	2,211,371
County of Sussex DE
5.00%, 01/01/2036	2,425,000	2,585,074
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630,000	4,662,410
4.00%, 09/01/2030	180,000	207,023
5.00%, 09/01/2036	1,225,000	1,381,567
5.00%, 08/01/2039	715,000	808,193
5.00%, 09/01/2040	250,000	296,868
5.00%, 09/01/2046	700,000	774,431
5.00%, 11/15/2048	2,000,000	2,267,700
5.00%, 08/01/2049	900,000	997,713
5.00%, 09/01/2050	250,000	291,213
5.00%, 08/01/2054	835,000	923,477
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,626,336
5.00%, 06/01/2043	1,000,000	1,154,630
5.00%, 06/01/2048	500,000	572,935
Delaware Transportation Authority
5.00%, 07/01/2032	3,210,000	4,346,789

Total Delaware		25,734,548

District of Columbia – 1.76%
District of Columbia
5.00%, 10/01/2022	3,730,000	4,091,437
5.00%, 03/01/2024	400,000	465,280
5.00%, 10/01/2029	5,000,000	6,802,200
5.00%, 12/01/2033	5,000,000	6,503,600
5.00%, 06/01/2034	1,000,000	1,192,230
5.00%, 06/01/2034	2,100,000	2,629,914
5.00%, 06/01/2035	3,000,000	3,466,350
5.00%, 12/01/2036	250,000	263,912
5.00%, 12/01/2036	420,000	441,340

5.00%, 07/01/2042	730,000	682,214
5.00%, 06/01/2046	3,370,000	3,673,367
5.00%, 07/01/2052	915,000	831,351
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000,000	10,023,600
2.45%, 11/01/2021(1)	13,750,000	13,773,375
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	256,120
0.00%, 06/15/2046	10,000,000	2,060,700
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,698,469
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,090,580
5.00%, 10/01/2023	850,000	960,220
5.00%, 10/01/2024	1,325,000	1,548,342
5.00%, 10/01/2024	1,500,000	1,763,220
5.00%, 10/01/2025	1,185,000	1,438,211
5.00%, 10/01/2027	500,000	629,705
5.00%, 10/01/2030	1,735,000	1,866,478
5.00%, 10/01/2030	5,280,000	6,471,907
5.00%, 10/01/2031	5,335,000	6,633,912
5.00%, 10/01/2032	5,000,000	5,939,300
5.00%, 10/01/2037	1,000,000	1,190,640
5.00%, 10/01/2043	8,000,000	9,511,440
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	616,050
4.00%, 10/01/2038	415,000	465,120
5.00%, 10/01/2033	1,250,000	1,547,775
5.00%, 10/01/2034	1,500,000	1,852,335
5.00%, 10/01/2053	4,890,000	5,118,608
6.50%, 10/01/2041	2,000,000	2,511,400
Tender Option Bond Trust Receipts/Certificates
0.37%, 07/01/2042(1)(3)	1,765,000	1,765,000
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,418,844
5.00%, 10/01/2024	1,030,000	1,118,178
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	3,250,000	4,034,063

Total District of Columbia		126,346,787

Florida – 6.60%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,592,800
5.00%, 12/01/2036	1,000,000	1,144,110
5.00%, 12/01/2044	3,350,000	3,811,429
6.00%, 11/15/2034	35,000	34,701
6.38%, 11/15/2049	300,000	297,423
Alachua County School Board
5.00%, 07/01/2021	1,000,000	1,035,740
5.00%, 07/01/2027	1,155,000	1,446,499
5.00%, 07/01/2030	2,140,000	2,812,709
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,466,618
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	170,000	172,360
Central Florida Expressway Authority
5.00%, 07/01/2035	5,000,000	6,381,050
Citizens Property Insurance, Inc.
5.00%, 06/01/2021	355,000	365,788
5.00%, 06/01/2022	2,150,000	2,313,099
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,885,816
5.00%, 08/15/2029	2,500,000	3,250,075
5.00%, 08/15/2030	1,700,000	2,195,856
5.00%, 08/15/2031	2,250,000	2,889,292
5.00%, 08/15/2032	1,200,000	1,530,324
5.00%, 08/15/2033	1,200,000	1,522,020
5.00%, 06/01/2053(3)	1,015,000	988,163
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	2,029,704
City of Orlando FL
5.00%, 10/01/2031	1,120,000	1,456,773
5.00%, 10/01/2032	1,300,000	1,616,511
5.00%, 10/01/2032	1,680,000	2,170,946
5.00%, 10/01/2035	1,200,000	1,533,324
5.00%, 10/01/2036	1,000,000	1,272,760

City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000,000	2,498,900
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	281,528
5.00%, 08/15/2024	400,000	465,252
5.00%, 08/15/2025	700,000	840,560
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,615,580
City of Tampa FL
0.00%, 09/01/2036	800,000	488,000
0.00%, 09/01/2037	800,000	465,560
5.00%, 04/01/2040	1,115,000	1,253,940
County of Broward FL
5.00%, 04/01/2028	560,000	616,666
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,284,647
5.00%, 10/01/2022	1,500,000	1,630,830
5.00%, 10/01/2023	3,620,000	4,069,821
5.00%, 10/01/2025	2,125,000	2,538,589
5.00%, 10/01/2026	1,000,000	1,221,200
5.00%, 10/01/2026	2,915,000	3,559,798
5.00%, 10/01/2027	1,650,000	2,054,167
5.00%, 10/01/2027	3,500,000	4,357,325
5.00%, 10/01/2028	1,500,000	1,895,070
5.00%, 10/01/2029	500,000	585,590
5.00%, 10/01/2029	1,150,000	1,474,932
5.00%, 10/01/2030	405,000	493,132
5.00%, 10/01/2031	1,525,000	1,924,733
5.00%, 10/01/2036	1,350,000	1,663,834
5.00%, 10/01/2036	1,500,000	1,780,080
5.00%, 10/01/2040	10,000,000	11,385,400
5.00%, 10/01/2042	110,000	120,565
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2037	11,250,000	12,136,162
5.00%, 09/01/2030	310,000	394,797
5.00%, 09/01/2030	1,780,000	2,198,852
5.00%, 09/01/2032	265,000	333,184
5.00%, 09/01/2034	1,925,000	2,311,501
5.00%, 09/01/2035	2,000,000	2,391,520
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,470,456
5.00%, 10/01/2030	1,680,000	2,222,993
5.00%, 10/01/2031	1,375,000	1,800,576
5.00%, 10/01/2035	1,805,000	2,300,436
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800,000	2,186,784
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,585,548
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,130,850
5.00%, 07/01/2023	7,135,000	8,049,707
5.00%, 10/01/2024	1,785,000	2,085,112
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,000,000
5.00%, 10/01/2021	690,000	720,988
5.00%, 10/01/2022	485,000	486,605
5.00%, 10/01/2029	200,000	227,352
5.00%, 10/01/2031	3,000,000	3,278,670
5.00%, 10/01/2031	7,500,000	8,478,900
5.00%, 10/01/2033	7,000,000	7,867,370
5.00%, 10/01/2034	5,520,000	6,199,457
5.00%, 10/01/2035	1,000,000	1,120,630
5.00%, 10/01/2037	2,990,000	3,383,992
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,978,096
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,789,320
5.00%, 10/01/2032	1,275,000	1,525,219
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	7,933,940
6.25%, 10/01/2038	2,000,000	2,270,720
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,364,316

County of St Lucie FL
0.15%, 09/01/2028(1)	5,000,000	5,000,000
0.17%, 05/01/2024(1)	2,500,000	2,500,000
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	190,000	195,797
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,426,835
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	250,000	254,602
3.25%, 11/01/2025	250,000	254,605
Florida Development Finance Corp.
5.00%, 04/01/2028	315,000	386,675
5.00%, 04/01/2029	250,000	309,915
5.00%, 05/01/2029(3)	2,625,000	2,804,104
5.00%, 02/15/2031	750,000	828,825
5.00%, 02/15/2038	600,000	655,308
5.00%, 02/15/2048	1,600,000	1,735,568
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,136,410
5.00%, 10/01/2033	1,000,000	1,110,840
5.00%, 06/01/2048(3)	2,310,000	2,269,067
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,750,000	3,072,905
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,192,796
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,084,720
5.00%, 10/01/2024	8,935,000	10,375,858
5.00%, 10/01/2026	500,000	609,305
5.00%, 10/01/2030	1,000,000	1,211,000
5.00%, 10/01/2031	2,000,000	2,347,640
5.00%, 10/01/2033	2,020,000	2,355,179
5.00%, 10/01/2033	6,705,000	8,327,141
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,438,750
Harbor Bay Community Development District
3.10%, 05/01/2024	95,000	96,346
3.10%, 05/01/2024	400,000	405,636
3.10%, 05/01/2024	455,000	461,438
Hernando County School District
5.00%, 07/01/2024	805,000	939,298
Highlands County Health Facilities Authority
0.12%, 11/15/2035(1)	1,000,000	1,000,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	468,352
5.00%, 10/01/2033	465,000	578,000
5.00%, 10/01/2034	2,150,000	2,665,935
5.00%, 10/01/2035	2,275,000	2,809,739
5.00%, 10/01/2036	2,650,000	3,260,109
5.00%, 10/01/2040	12,500,000	14,141,875
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,054,035
Hillsborough County School Board
5.00%, 07/01/2029	1,795,000	2,382,342
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,383,827
5.00%, 10/01/2031	1,360,000	1,773,250
5.00%, 10/01/2033	2,130,000	2,741,310
5.00%, 10/01/2034	1,215,000	1,559,270
JEA Water & Sewer System Revenue
0.16%, 10/01/2036(1)	530,000	530,000
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	315,000	320,043
3.13%, 05/01/2030(3)	310,000	310,518
3.40%, 05/01/2030	370,000	377,448
3.50%, 05/01/2024	120,000	122,466
4.00%, 05/01/2022	260,000	263,887
4.00%, 05/01/2040	600,000	617,856
4.00%, 05/01/2050	1,000,000	1,013,500
4.35%, 05/01/2024	1,275,000	1,307,347
4.55%, 05/01/2024(3)	775,000	794,561
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	2,028,118
5.63%, 12/01/2037(3)	250,000	252,398

5.75%, 12/01/2052(3)	750,000	744,495
Lee County School Board
5.00%, 08/01/2028	3,275,000	4,247,217
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,306,485
5.00%, 04/01/2035	6,575,000	8,221,117
5.00%, 04/01/2037	2,060,000	2,548,385
LT Ranch Community Development District
3.00%, 05/01/2025	835,000	839,208
Manatee County School District
5.00%, 10/01/2025	520,000	622,892
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,733,953
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	918,000
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,184,753
5.00%, 04/01/2045	1,010,000	1,118,696
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,476,934
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	131,067
5.00%, 08/01/2026	155,000	189,458
5.00%, 08/01/2027	345,000	430,315
5.00%, 08/01/2028	400,000	493,716
5.00%, 08/01/2029	480,000	589,075
5.00%, 08/01/2030	680,000	827,784
5.00%, 08/01/2032	750,000	903,758
Miami-Dade County Industrial Development Authority
1.50%, 09/01/2027(1)	6,500,000	6,506,500
Monroe County School District
5.00%, 06/01/2033	540,000	664,443
5.00%, 06/01/2035	500,000	611,360
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,685,236
Orange County Health Facilities Authority
0.11%, 01/01/2037(1)	900,000	900,000
5.00%, 10/01/2039	750,000	875,933
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,198,860
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	57,394
5.00%, 05/15/2024	615,000	668,321
5.00%, 12/01/2024	105,000	125,213
5.00%, 06/01/2055	2,500,000	2,581,750
7.50%, 06/01/2049	100,000	109,441
7.50%, 06/01/2049	1,875,000	2,052,581
Palm Beach County School District
5.00%, 08/01/2023	500,000	565,550
5.00%, 08/01/2024	220,000	258,936
5.00%, 08/01/2026	1,065,000	1,338,098
5.00%, 08/01/2026	3,750,000	4,711,613
5.00%, 08/01/2030	4,520,000	5,433,130
5.00%, 08/01/2032	3,000,000	3,576,150
Pasco County School Board
5.00%, 08/01/2030	450,000	601,938
5.00%, 08/01/2033	1,000,000	1,311,180
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	375,000	420,353
Portico Community Development District
2.80%, 05/01/2025	1,000,000	1,001,730
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	796,163
5.00%, 01/01/2047	875,000	925,873
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,614,010
5.00%, 05/01/2026	1,000,000	1,195,640
5.00%, 05/01/2028	2,785,000	3,310,418
5.00%, 02/01/2030	500,000	604,665
5.00%, 05/01/2031(1)	5,000,000	5,789,650
5.00%, 05/01/2031	5,000,000	5,925,950
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,083,310
5.00%, 07/01/2028	1,500,000	1,881,480

5.00%, 07/01/2029	2,545,000	3,173,488
5.00%, 07/01/2030	3,955,000	5,282,812
5.00%, 07/01/2030	5,500,000	6,481,200
5.00%, 07/01/2031	1,000,000	1,327,150
5.00%, 07/01/2033	5,000,000	6,546,800
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,513,079
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,645,588
5.00%, 07/01/2030	1,500,000	1,954,845
5.00%, 07/01/2031	1,000,000	1,295,590
State of Florida
5.00%, 06/01/2023	2,425,000	2,734,939
5.00%, 06/01/2024	2,415,000	2,834,534
5.00%, 07/01/2024	2,460,000	2,895,518
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,644,986
5.00%, 07/01/2024	4,000,000	4,699,960
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,774,802
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,105,800
Tender Option Bond Trust Receipts/Certificates
0.27%, 01/01/2028(1)(3)	6,300,000	6,300,000
0.39%, 10/01/2023(1)(3)	2,700,000	2,700,000
Tolomato Community Development District
2.00%, 05/01/2021	580,000	584,936
2.00%, 05/01/2022	605,000	618,885
2.00%, 05/01/2023	1,250,000	1,295,863
2.00%, 05/01/2024	1,300,000	1,361,516
2.10%, 05/01/2025	1,345,000	1,424,274
3.50%, 05/01/2024	465,000	478,745
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,637,050
Village Community Development District No 13
3.00%, 05/01/2029	1,000,000	1,034,040
3.38%, 05/01/2034	1,000,000	1,039,780
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	848,469
5.00%, 10/15/2044	390,000	475,601
5.00%, 10/15/2049	730,000	884,015
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,439,381
West Villages Improvement District
4.00%, 05/01/2024	400,000	409,748
Westside Community Development District
3.50%, 05/01/2024(3)	470,000	475,664

Total Florida		473,377,626

Georgia – 3.61%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	1,834,228
7.00%, 01/01/2040	985,000	820,761
Augusta GA Airport Revenue
5.00%, 01/01/2027	370,000	400,580
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	3,036,840
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,693,034
5.00%, 07/01/2031	650,000	848,360
5.00%, 07/01/2032	1,000,000	1,294,540
5.00%, 07/01/2033	1,135,000	1,458,918
5.00%, 07/01/2037	1,800,000	2,277,666
Burke County Development Authority
0.16%, 11/01/2052(1)	5,195,000	5,195,000
2.25%, 10/01/2032(1)	2,800,000	2,901,836
2.93%, 11/01/2053(1)	2,940,000	3,138,097
3.25%, 11/01/2045(1)	3,000,000	3,237,960
City of Atlanta GA Department of Aviation
5.00%, 01/07/2024	1,400,000	1,636,502
5.00%, 01/07/2024	1,530,000	1,772,429
5.00%, 01/07/2025	2,580,000	3,084,751
5.00%, 01/07/2025	5,735,000	6,940,210
5.00%, 01/07/2026	6,945,000	8,642,983
5.00%, 01/07/2027	2,635,000	3,355,304

City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	17,255,377
City of East Point GA
5.00%, 08/01/2021	250,000	259,182
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500,000	590,005
5.00%, 04/01/2047	1,150,000	1,345,442
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,409,857
5.00%, 07/01/2054(1)	3,330,000	4,028,035
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,575,267
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	333,354
5.00%, 06/15/2044	580,000	716,497
5.00%, 04/01/2047	1,750,000	2,047,412
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000,000	4,023,520
1.70%, 12/01/2049(1)	2,400,000	2,469,624
Development Authority of Monroe County
0.15%, 09/01/2037(1)	3,000,000	3,000,000
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	651,581
5.00%, 11/01/2047(3)	500,000	513,165
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,483,625
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	689,885
5.00%, 04/01/2054(3)	550,000	535,183
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	790,049
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	711,232
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	576,110
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,037,570
Main Street Natural Gas, Inc.
0.85% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,392,896
0.93% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,701,122
4.00%, 04/01/2048(1)	3,600,000	3,937,824
4.00%, 08/01/2048(1)	7,975,000	8,780,395
4.00%, 08/01/2049(1)	52,070,000	59,070,291
4.00%, 03/01/2050(1)	20,000,000	23,228,800
5.00%, 05/15/2027	3,000,000	3,639,390
5.00%, 05/15/2028	2,500,000	3,080,250
5.00%, 05/15/2043	4,520,000	5,318,006
Monroe County Development Authority
2.35%, 10/01/2048(1)	500,000	501,785
Municipal Electric Authority of Georgia
5.00%, 01/01/2024	830,000	945,793
5.00%, 01/01/2025	350,000	412,174
5.00%, 01/01/2025	900,000	1,059,876
5.00%, 01/01/2026	300,000	364,089
5.00%, 01/01/2026	320,000	388,362
5.00%, 01/01/2027	300,000	373,404
5.00%, 01/01/2028	25,000	31,842
5.00%, 01/01/2028	750,000	955,245
5.00%, 01/01/2030	1,000,000	1,273,940
5.00%, 01/01/2031	685,000	878,951
5.00%, 01/01/2049	3,610,000	4,316,838
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350,000	10,055,905
4.00%, 09/01/2038	4,665,000	5,597,860
5.00%, 09/01/2025	1,810,000	2,223,513
5.00%, 04/01/2027	1,900,000	2,135,315
5.00%, 04/01/2044	1,000,000	1,084,690
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	130,612
State of Georgia
4.00%, 08/01/2034	6,455,000	8,076,754
5.00%, 07/01/2023	1,000,000	1,132,920

Total Georgia		258,700,813

Guam – 0.06%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,709,774
Territory of Guam
5.00%, 11/15/2031	2,410,000	2,526,475

Total Guam		4,236,249

Hawaii – 0.62%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,511,283
5.00%, 10/01/2029	2,000,000	2,425,160
5.00%, 07/01/2034	810,000	1,079,179
5.00%, 07/01/2035	1,345,000	1,784,304
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,184,971
5.00%, 01/01/2030	2,330,000	3,067,072
5.00%, 01/01/2032	12,800,000	16,653,568
5.00%, 01/01/2033	9,500,000	12,283,120
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,559,708
5.00%, 07/01/2032	1,500,000	1,821,555

Total Hawaii		44,369,920

Idaho – 0.05%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,510,221
Idaho Housing & Finance Association
4.00%, 01/01/2050	265,000	296,143

Total Idaho		3,806,364

Illinois – 9.05%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	469,562
Chicago Board of Education
0.00%, 12/01/2025	265,000	232,503
0.00%, 12/01/2025	345,000	297,645
5.00%, 12/01/2021	1,000,000	1,034,900
5.00%, 12/01/2023	2,000,000	2,160,800
5.00%, 12/01/2024	130,000	142,629
5.00%, 12/01/2024	2,175,000	2,386,301
5.00%, 12/01/2025	475,000	528,884
5.00%, 12/01/2025	1,160,000	1,291,590
5.00%, 12/01/2025	2,500,000	2,967,400
5.00%, 12/01/2026	145,000	162,968
5.00%, 12/01/2026	3,660,000	4,113,547
5.00%, 12/01/2027	850,000	958,910
5.00%, 12/01/2028	310,000	351,531
5.00%, 12/01/2028	1,270,000	1,440,142
5.00%, 12/01/2029	385,000	436,782
5.00%, 12/01/2029	540,000	612,630
5.00%, 12/01/2030	2,000,000	2,246,420
5.00%, 12/01/2030	2,430,000	2,729,400
5.00%, 12/01/2031	2,185,000	2,439,531
5.00%, 12/01/2033	300,000	329,346
5.00%, 12/01/2034	250,000	303,527
5.00%, 12/01/2041	785,000	792,677
5.00%, 12/01/2042	200,000	203,018
5.00%, 12/01/2046	1,455,000	1,549,284
5.25%, 12/01/2041	3,000,000	3,041,190
6.50%, 12/01/2046	100,000	116,892
6.75%, 12/01/2030(3)	1,500,000	1,865,970
7.00%, 12/01/2046(3)	400,000	493,464
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,048,650
5.00%, 01/01/2027	1,800,000	2,116,152
5.00%, 01/01/2032	2,000,000	2,198,220
5.00%, 01/01/2034	1,000,000	1,094,470
5.00%, 01/01/2041	835,000	954,063
5.00%, 01/01/2046	300,000	340,986
5.50%, 01/01/2028	5,000,000	5,466,150
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060,000	4,640,742
4.00%, 01/01/2036	3,285,000	3,737,739
5.00%, 01/01/2021	1,535,000	1,549,982
5.00%, 01/01/2022	520,000	545,511
5.00%, 01/01/2023	1,000,000	1,103,100
5.00%, 01/01/2024	500,000	572,580
5.00%, 01/01/2024	1,865,000	2,106,517

5.00%, 01/01/2025	415,000	484,927
5.00%, 01/01/2026	1,500,000	1,828,215
5.00%, 01/01/2027	385,000	468,761
5.00%, 01/01/2028	1,000,000	1,207,560
5.00%, 01/01/2028	1,500,000	1,901,370
5.00%, 01/01/2030	520,000	649,022
5.00%, 01/01/2030	2,000,000	2,327,000
5.00%, 01/01/2030	3,105,000	3,580,500
5.00%, 01/01/2031	660,000	782,146
5.00%, 01/01/2031	700,000	805,322
5.00%, 01/01/2031	835,000	1,035,375
5.00%, 01/01/2032	1,140,000	1,405,506
5.00%, 01/01/2032	1,300,000	1,490,957
5.00%, 01/01/2032	11,555,000	13,376,530
5.00%, 01/01/2033	345,000	399,279
5.00%, 01/01/2033	1,200,000	1,470,348
5.00%, 01/01/2033	2,520,000	2,909,315
5.00%, 07/01/2033	550,000	640,161
5.00%, 01/01/2034	400,000	461,600
5.00%, 01/01/2035	1,285,000	1,563,254
5.00%, 01/01/2036	430,000	493,898
5.00%, 01/01/2042	500,000	572,540
5.00%, 01/01/2048	1,025,000	1,201,607
5.00%, 01/01/2053	615,000	722,268
Chicago Park District
4.00%, 01/01/2022	500,000	515,945
5.00%, 01/01/2025	500,000	505,990
5.00%, 01/01/2029	3,000,000	3,327,870
5.00%, 01/01/2036	480,000	494,976
Chicago Transit Authority
5.00%, 06/01/2022	265,000	283,860
5.00%, 06/01/2023	240,000	266,798
5.00%, 06/01/2024	200,000	229,836
5.00%, 06/01/2025	200,000	237,134
5.00%, 06/01/2026	160,000	194,309
5.00%, 06/01/2026	8,275,000	10,049,408
5.25%, 06/01/2024	2,000,000	2,062,320
City of Chicago IL
5.00%, 01/01/2022	460,000	487,430
5.00%, 01/01/2027	500,000	598,865
5.00%, 01/01/2027	2,000,000	2,150,680
5.00%, 01/01/2031	1,000,000	1,066,510
5.00%, 01/01/2035	750,000	772,672
5.00%, 01/01/2035	2,650,000	2,705,729
5.00%, 01/01/2039	1,200,000	1,233,084
5.25%, 01/01/2027	2,435,000	2,585,897
5.50%, 01/01/2035	1,000,000	1,049,980
5.75%, 01/01/2034	2,000,000	2,164,500
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,107,480
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	491,080
5.00%, 01/01/2024	500,000	565,095
5.00%, 01/01/2028	3,000,000	3,129,090
5.00%, 01/01/2028	2,900,000	3,211,605
5.00%, 01/01/2029	1,300,000	1,447,563
5.00%, 01/01/2030	1,000,000	1,216,940
5.00%, 01/01/2030	1,310,000	1,518,866
5.00%, 01/01/2033	2,000,000	2,276,060
5.00%, 01/01/2039	1,000,000	1,139,790
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,080,514
5.00%, 11/01/2020	1,030,000	1,033,626
5.00%, 11/01/2021	1,525,000	1,596,812
5.00%, 11/01/2022	1,000,000	1,083,590
5.00%, 11/01/2023	650,000	729,709
5.00%, 11/01/2024	250,000	289,765
5.00%, 11/01/2024	1,000,000	1,159,060
5.00%, 11/01/2024	1,150,000	1,332,919
5.00%, 11/01/2025	1,000,000	1,154,820
5.00%, 11/01/2026	1,000,000	1,144,920
5.00%, 11/01/2033	500,000	563,600
City of Springfield IL
5.00%, 12/01/2024	340,000	395,825

5.00%, 12/01/2025	395,000	473,226
5.00%, 12/01/2026	160,000	188,061
City of Waukegan IL
4.00%, 12/30/2024	540,000	610,929
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500,000	569,585
5.00%, 12/30/2031	635,000	799,643
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,225,474
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	1,010,242
County of Cook IL
5.00%, 11/15/2023	3,090,000	3,501,990
5.00%, 11/15/2026	1,000,000	1,004,510
5.00%, 11/15/2026	1,450,000	1,765,273
5.00%, 11/15/2029	1,000,000	1,196,510
5.00%, 11/15/2030	500,000	595,525
5.00%, 11/15/2034	1,200,000	1,406,640
5.25%, 11/15/2022	405,000	407,146
5.25%, 11/15/2028	1,035,000	1,078,791
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,180,947
5.00%, 11/15/2033	2,795,000	3,355,509
5.25%, 11/15/2035	3,000,000	3,629,610
County of Kankakee IL
4.00%, 12/01/2020	515,000	517,596
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,583,302
Illinois Development Finance Authority
0.10%, 10/01/2029(1)	5,415,000	5,415,000
Illinois Finance Authority
1.75%, 11/15/2042(1)	1,770,000	1,782,833
2.25%, 11/15/2042(1)	500,000	515,310
3.00%, 07/01/2035	2,250,000	2,414,430
3.63%, 02/15/2032	355,000	390,376
3.75%, 02/15/2034	200,000	221,254
4.00%, 05/15/2023	35,000	38,347
4.00%, 05/15/2023	245,000	253,815
4.00%, 11/01/2030	2,500,000	2,851,850
4.00%, 09/01/2032	40,000	41,644
4.00%, 02/15/2036	800,000	895,776
4.00%, 02/15/2041	5,000	6,085
4.00%, 02/15/2041	130,000	158,215
4.13%, 08/15/2037	1,090,000	1,165,810
4.75%, 05/15/2033	125,000	139,398
4.75%, 05/15/2033	835,000	858,347
4.75%, 10/15/2040(1)(3)	2,625,000	2,666,081
5.00%, 08/01/2021	445,000	458,248
5.00%, 02/15/2022	215,000	227,943
5.00%, 07/01/2022	1,000,000	1,083,860
5.00%, 12/01/2022	325,000	343,086
5.00%, 11/15/2023	1,680,000	1,890,101
5.00%, 12/01/2023	1,880,000	2,121,392
5.00%, 01/01/2024	250,000	283,753
5.00%, 02/15/2024	215,000	246,988
5.00%, 05/15/2024	350,000	400,274
5.00%, 02/15/2025	695,000	816,736
5.00%, 07/15/2025	230,000	277,286
5.00%, 08/01/2025	1,605,000	1,814,132
5.00%, 02/15/2026	360,000	441,482
5.00%, 02/15/2026	1,345,000	1,625,742
5.00%, 08/15/2026	1,500,000	1,869,930
5.00%, 08/15/2027	2,000,000	2,549,600
5.00%, 03/01/2028	15,000	18,183
5.00%, 05/15/2028	12,620,000	15,866,747
5.00%, 09/01/2028	500,000	569,215
5.00%, 01/01/2029	1,650,000	2,089,131
5.00%, 02/15/2029	1,445,000	1,785,948
5.00%, 10/01/2029	505,000	643,319
5.00%, 12/01/2029	340,000	401,183
5.00%, 02/15/2030	1,240,000	1,525,014
5.00%, 07/01/2030	275,000	325,839
5.00%, 07/15/2030	710,000	891,959
5.00%, 08/01/2030	870,000	989,651

5.00%, 09/01/2030	430,000	488,889
5.00%, 10/01/2030	565,000	714,584
5.00%, 11/15/2030	2,000,000	2,306,480
5.00%, 01/01/2031	3,545,000	4,240,387
5.00%, 02/15/2031	300,000	367,248
5.00%, 05/15/2031	5,000,000	6,212,900
5.00%, 07/01/2031	1,420,000	1,783,903
5.00%, 08/15/2031	1,525,000	2,026,512
5.00%, 05/15/2033	795,000	745,352
5.00%, 08/15/2033	250,000	315,650
5.00%, 10/01/2033	500,000	626,415
5.00%, 10/01/2033	700,000	866,754
5.00%, 01/01/2034	605,000	712,170
5.00%, 02/15/2034	1,890,000	2,284,462
5.00%, 07/01/2034	300,000	350,226
5.00%, 08/15/2034	2,500,000	3,037,375
5.00%, 10/01/2034	430,000	536,696
5.00%, 11/15/2034	300,000	341,991
5.00%, 11/15/2034	3,000,000	3,419,910
5.00%, 08/15/2035	100,000	113,205
5.00%, 08/15/2035	600,000	757,560
5.00%, 10/01/2035	400,000	496,876
5.00%, 02/15/2036	905,000	1,087,620
5.00%, 07/01/2036	830,000	963,514
5.00%, 08/15/2036	1,000,000	1,262,600
5.00%, 10/01/2036	620,000	757,882
5.00%, 01/01/2037	2,785,000	3,297,189
5.00%, 05/15/2037	395,000	421,781
5.00%, 05/15/2037	1,050,000	1,075,588
5.00%, 08/15/2037	1,000,000	1,262,600
5.00%, 11/15/2038	3,795,000	4,289,830
5.00%, 02/15/2041	1,075,000	1,272,596
5.00%, 08/01/2042	120,000	131,081
5.00%, 01/01/2044	4,145,000	4,837,049
5.00%, 08/15/2044	200,000	221,614
5.00%, 12/01/2046	5,950,000	6,732,009
5.00%, 05/15/2047	100,000	104,989
5.00%, 08/01/2049	140,000	151,805
5.00%, 05/15/2050(1)	1,625,000	1,870,960
5.00%, 05/15/2050(1)	2,170,000	2,637,809
5.00%, 07/15/2057(1)	11,305,000	12,442,622
5.13%, 05/15/2038	1,000,000	910,630
5.25%, 08/15/2031	500,000	638,530
5.25%, 07/01/2035	20,085,000	26,775,113
5.25%, 02/15/2037	380,000	353,514
5.25%, 05/15/2047	35,000	39,487
5.25%, 05/15/2047	245,000	251,735
5.25%, 05/15/2054	1,000,000	850,300
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280,000	1,358,054
5.00%, 02/01/2023	275,000	304,318
5.00%, 02/01/2031	470,000	555,380
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,926,197
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,067,387
5.00%, 01/01/2028	3,000,000	3,820,980
5.00%, 12/01/2031	235,000	280,531
5.00%, 12/01/2032	425,000	505,436
5.00%, 01/01/2034	1,300,000	1,603,108
5.00%, 01/01/2037	1,260,000	1,473,973
Illinois State University
5.00%, 04/01/2032	1,745,000	2,123,368
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,870,759
5.00%, 02/01/2026	1,930,000	2,347,459
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,158,190
5.00%, 01/01/2027	100,000	119,539
5.00%, 01/01/2027	2,100,000	2,419,473
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240,000	1,426,484
4.00%, 01/01/2033	1,950,000	2,200,595
4.00%, 01/01/2034	1,750,000	1,968,120

McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,053,723
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	971,770
0.00%, 01/15/2025	1,000,000	958,720
0.00%, 01/15/2026	1,000,000	941,870
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165,000	156,153
0.00%, 06/15/2028	14,270,000	11,645,747
0.00%, 06/15/2029	2,540,000	1,984,273
0.00%, 12/15/2030	11,000,000	8,064,650
0.00%, 12/15/2034	550,000	338,784
0.00%, 12/15/2035	10,000,000	5,901,300
5.00%, 12/15/2026	2,000,000	2,088,360
5.00%, 12/15/2028	1,000,000	1,154,030
5.00%, 12/15/2028	2,815,000	2,937,734
5.00%, 12/15/2032	550,000	621,649
5.00%, 06/15/2042	4,500,000	5,098,770
5.00%, 06/15/2050	16,465,000	18,247,007
5.00%, 06/15/2057	3,275,000	3,557,141
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,974,569
5.25%, 12/01/2032	1,800,000	2,522,484
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,662,966
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,644,555
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,524,275
5.00%, 06/01/2024	5,275,000	6,086,717
5.50%, 06/01/2023	1,240,000	1,284,342
Regional Transportation Authority
5.00%, 07/01/2021	400,000	413,008
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,148,230
5.00%, 01/01/2025	4,000,000	4,592,920
5.00%, 01/01/2026	2,000,000	2,348,520
5.00%, 01/01/2029	1,000,000	1,236,770
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325,000	403,855
5.00%, 12/01/2029	710,000	903,340
5.00%, 12/01/2031	600,000	750,402
5.00%, 12/01/2032	400,000	497,572
5.00%, 12/01/2033	375,000	463,148
State of Illinois
4.00%, 01/01/2023	330,000	335,069
5.00%, 11/01/2020	610,000	611,421
5.00%, 02/01/2021	6,000,000	6,056,760
5.00%, 09/01/2021	1,365,000	1,400,872
5.00%, 10/01/2021	2,000,000	2,057,340
5.00%, 11/01/2021	12,555,000	12,892,730
5.00%, 08/01/2022	3,000,000	3,178,170
5.00%, 09/01/2022	1,340,000	1,403,730
5.00%, 11/01/2022	570,000	593,518
5.00%, 02/01/2023	200,000	209,720
5.00%, 02/01/2023	235,000	246,421
5.00%, 09/01/2023	1,365,000	1,444,893
5.00%, 11/01/2023	4,160,000	4,387,926
5.00%, 06/15/2024	2,305,000	2,488,824
5.00%, 09/01/2024	1,365,000	1,464,167
5.00%, 02/01/2025	455,000	482,819
5.00%, 05/01/2025	3,050,000	3,248,006
5.00%, 06/01/2025	880,000	952,996
5.00%, 06/15/2025	4,190,000	4,522,099
5.00%, 10/01/2025	355,000	386,009
5.00%, 11/01/2025	2,040,000	2,219,806
5.00%, 11/01/2025	13,700,000	14,727,774
5.00%, 06/01/2026	125,000	136,655
5.00%, 10/01/2026	2,270,000	2,487,489
5.00%, 11/01/2026	9,230,000	9,966,369
5.00%, 02/01/2027	1,635,000	1,796,064
5.00%, 11/01/2027	1,040,000	1,128,234
5.00%, 02/01/2028	1,000,000	1,090,990
5.00%, 05/01/2028	265,000	278,807

5.00%, 11/01/2028	3,000,000	3,225,420
5.00%, 02/01/2029	1,000,000	1,081,570
5.00%, 04/01/2029	605,000	633,163
5.00%, 01/01/2031	11,000,000	11,184,690
5.00%, 10/01/2031	7,300,000	7,870,422
5.00%, 05/01/2032	800,000	828,296
5.00%, 05/01/2034	2,500,000	2,572,525
5.13%, 05/01/2022	325,000	339,216
5.25%, 02/01/2029	3,720,000	3,916,937
5.25%, 02/01/2030	100,000	104,904
5.25%, 12/01/2030	11,685,000	12,768,550
5.25%, 02/01/2031	760,000	794,534
5.50%, 07/01/2024	1,000,000	1,065,150
5.50%, 05/01/2025	840,000	926,554
5.50%, 07/01/2025	400,000	425,816
5.50%, 07/01/2038	1,500,000	1,551,780
Tender Option Bond Trust Receipts/Certificates
0.32%, 12/01/2049(1)(3)	1,900,000	1,900,000
0.47%, 06/15/2036(1)(3)	1,400,000	1,400,000
University of Illinois
4.00%, 04/01/2036	1,500,000	1,668,525
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,067,596
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,185,452
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	542,295
4.00%, 03/01/2025	500,000	572,405
4.00%, 03/01/2027	1,000,000	1,187,770
Village of Hillside IL
5.00%, 01/01/2024	725,000	740,537
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,444,988
0.00%, 11/01/2026	905,000	853,877
5.00%, 11/01/2023	420,000	477,137
5.00%, 11/01/2024	2,390,000	2,811,046
5.00%, 11/01/2026	1,800,000	2,241,918

Total Illinois		648,749,558

Indiana – 1.78%
Ball State University
5.00%, 07/01/2033	955,000	1,172,473
City of Whiting IN
5.00%, 12/01/2044(1)	19,260,000	23,547,276
5.00%, 11/01/2045(1)	3,000,000	3,271,200
5.25%, 01/01/2021	1,745,000	1,766,725
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,517,045
Indiana Finance Authority
0.25%, 05/01/2028(1)	3,000,000	3,001,140
1.65%, 12/01/2042(1)	2,145,000	2,179,663
2.25%, 12/01/2058(1)	1,285,000	1,362,640
5.00%, 12/01/2024	3,000,000	3,582,030
5.00%, 05/01/2026	1,100,000	1,359,446
5.00%, 11/01/2026	1,200,000	1,502,700
5.00%, 05/01/2027	700,000	887,061
5.00%, 05/01/2029	685,000	902,768
5.00%, 11/01/2029	2,350,000	2,916,468
5.00%, 09/01/2031	440,000	526,262
5.00%, 06/01/2032	2,750,000	2,857,112
5.00%, 03/01/2036	4,000,000	4,547,720
5.00%, 09/01/2036	1,000,000	1,176,270
5.00%, 06/01/2039	1,200,000	1,239,216
5.00%, 07/01/2048	3,600,000	3,824,100
5.25%, 02/01/2033	2,500,000	2,894,000
5.25%, 10/01/2038	15,010,000	15,718,322
5.25%, 01/01/2051	5,450,000	5,817,930
6.00%, 12/01/2026	2,035,000	1,934,288
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	45,000	45,695
1.75%, 11/15/2031(1)	2,955,000	3,001,630
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070,000	2,148,246
Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,547,250
3.50%, 01/01/2049	1,210,000	1,332,355

Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	373,704
5.00%, 01/01/2022	755,000	793,007
5.00%, 01/01/2023	285,000	309,883
5.00%, 07/15/2023	300,000	338,994
5.00%, 07/15/2024	1,000,000	1,171,740
5.00%, 01/01/2025	1,195,000	1,384,455
5.00%, 07/15/2025	750,000	907,740
5.00%, 01/15/2026	720,000	883,908
5.00%, 01/15/2027	700,000	880,866
5.00%, 01/15/2028	500,000	641,770
5.00%, 01/01/2029	1,000,000	1,183,770
5.00%, 01/01/2030	3,000,000	3,307,320
5.00%, 01/01/2031	1,000,000	1,173,410
5.00%, 01/01/2032	5,000,000	5,626,600
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,177,283
5.00%, 07/10/2023	1,740,000	1,961,432
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	475,488
5.00%, 01/15/2029	540,000	655,290
5.00%, 01/15/2030	700,000	846,279

Total Indiana		127,671,970

Iowa – 0.48%
City of Coralville IA
4.00%, 05/01/2030	1,005,000	1,043,934
Iowa Finance Authority
2.88%, 05/15/2049	895,000	898,634
3.13%, 12/01/2022	6,770,000	6,861,327
4.75%, 08/01/2042	1,180,000	1,204,402
5.00%, 05/15/2043	270,000	286,845
5.00%, 05/15/2048	335,000	353,104
5.25%, 12/01/2025	3,000,000	3,164,100
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,141,730
5.00%, 12/01/2025	1,775,000	2,026,571
5.00%, 12/01/2028	1,640,000	1,953,207
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	15,773,810

Total Iowa		34,707,664

Kansas – 0.13%
City of Lenexa KS
5.00%, 05/15/2021	500,000	505,920
5.00%, 05/15/2039	325,000	348,121
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	382,357
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,796,730

Total Kansas		9,033,128

Kentucky – 2.23%
City of Ashland KY
4.00%, 02/01/2034	500,000	533,080
4.00%, 02/01/2038	620,000	652,314
5.00%, 02/01/2028	255,000	301,821
5.00%, 02/01/2032	395,000	470,947
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,509,600
County of Carroll KY
1.55%, 09/01/2042(1)	10,750,000	10,754,622
1.75%, 10/01/2034(1)	1,045,000	1,048,574
County of Trimble KY
1.30%, 09/01/2044(1)	3,000,000	2,989,650
2.55%, 11/01/2027(1)	6,730,000	6,801,876
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,148,580
5.00%, 09/01/2025	1,250,000	1,477,212
Kentucky Economic Development Finance Authority
0.25%, 04/01/2031(1)	3,500,000	3,501,330
5.00%, 08/01/2030	2,160,000	2,728,944
5.00%, 05/15/2031	100,000	102,403
5.00%, 06/01/2037	325,000	358,504
5.00%, 06/01/2041	225,000	246,245
5.00%, 06/01/2045	1,000,000	1,088,320

5.00%, 12/01/2045	300,000	351,177
5.00%, 05/15/2046	500,000	487,285
5.00%, 12/01/2047	375,000	397,646
5.00%, 05/15/2051	325,000	313,628
5.25%, 06/01/2041	725,000	809,673
6.25%, 11/15/2046	750,000	636,870
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2021	610,000	623,713
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	3,040,110
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,519,950
4.00%, 01/01/2049(1)	12,500,000	14,009,000
4.00%, 12/01/2049(1)	10,000,000	11,318,500
4.00%, 12/01/2049(1)	11,270,000	12,766,769
4.00%, 02/01/2050(1)	6,500,000	7,637,695
4.00%, 12/01/2050(1)	16,560,000	19,155,449
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,087,120
6.00%, 07/01/2053	970,000	1,059,550
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	513,440
5.00%, 11/01/2026	1,495,000	1,849,046
5.00%, 04/01/2027	1,000,000	1,245,920
5.00%, 11/01/2027	2,435,000	2,986,576
5.00%, 05/01/2029	1,000,000	1,225,120
5.00%, 05/01/2029	1,025,000	1,288,989
5.00%, 11/01/2031	1,685,000	2,109,603
5.00%, 05/01/2032	270,000	337,846
Louisville & Jefferson County Metropolitan Government
1.85%, 10/01/2033(1)	15,900,000	15,989,040
5.00%, 10/01/2020	1,140,000	1,140,000
5.00%, 10/01/2023	1,565,000	1,765,946
5.00%, 12/01/2028	430,000	463,742
5.00%, 12/01/2029	1,250,000	1,348,088
5.00%, 10/01/2030	2,500,000	2,985,875
5.00%, 10/01/2032	430,000	508,892
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200,000	1,486,128
5.00%, 10/01/2047(1)	740,000	903,385
5.00%, 10/01/2047(1)	1,100,000	1,396,043
5.00%, 10/01/2047(1)	2,165,000	2,437,335
University of Louisville
3.00%, 09/01/2021	1,230,000	1,259,249

Total Kentucky		160,168,420

Louisiana – 1.83%
East Baton Rouge Sewerage Commission
5.00%, 02/01/2029	900,000	1,187,586
5.00%, 02/01/2030	800,000	1,077,440
5.00%, 02/01/2031	1,000,000	1,338,070
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,171,990
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,260,880
5.00%, 09/01/2028	960,000	1,232,698
5.00%, 09/01/2029	365,000	477,029
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	648,786
5.63%, 06/15/2048(3)	700,000	749,791
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,039,270
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	4,420,000	4,385,789
3.50%, 11/01/2032	6,000,000	6,403,140
5.00%, 10/01/2028	1,045,000	1,347,517
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,511,075
1.65%, 09/01/2034(1)	4,500,000	4,519,935
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	1,915,500
5.00%, 06/01/2021	7,695,000	7,933,622
5.00%, 12/15/2022	230,000	253,251
5.00%, 12/15/2023	335,000	383,779
5.00%, 12/15/2024	330,000	391,076

5.00%, 12/15/2025	275,000	335,703
5.00%, 12/15/2026	300,000	375,039
5.00%, 12/15/2028	250,000	314,725
5.00%, 12/15/2029	200,000	251,168
5.00%, 12/15/2030	150,000	187,974
5.00%, 05/15/2031	1,250,000	1,511,712
5.00%, 12/15/2031	390,000	486,260
5.00%, 05/15/2032	1,000,000	1,203,200
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,121,560
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	54,284
5.00%, 01/01/2024	55,000	61,671
5.00%, 01/01/2024	1,400,000	1,569,820
5.00%, 01/01/2027	850,000	977,134
5.00%, 01/01/2028	155,000	185,537
5.00%, 01/01/2029	810,000	923,951
5.00%, 01/01/2030	275,000	324,541
5.00%, 01/01/2033	740,000	860,761
5.00%, 01/01/2033	2,600,000	3,137,316
5.00%, 01/01/2034	170,000	196,758
5.00%, 01/01/2034	750,000	868,050
5.00%, 01/01/2034	2,750,000	3,305,638
5.00%, 01/01/2036	500,000	575,550
5.00%, 01/01/2037	500,000	573,845
5.00%, 01/01/2040	1,540,000	1,736,350
5.00%, 01/01/2040	8,375,000	9,344,741
Parish of St James LA
0.20%, 11/01/2040(1)	3,600,000	3,600,000
6.10%, 06/01/2038(1)(3)	1,000,000	1,180,970
6.10%, 12/01/2040(1)(3)	1,930,000	2,279,272
6.35%, 07/01/2040(3)	3,015,000	3,580,735
6.35%, 10/01/2040(3)	440,000	522,562
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	5,035,000	5,050,911
2.10%, 06/01/2037(1)	5,995,000	6,027,253
2.13%, 06/01/2037(1)	8,175,000	8,226,339
2.20%, 06/01/2037(1)	2,475,000	2,482,945
2.38%, 06/01/2037(1)	1,000,000	1,012,630
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750,000	918,960
5.00%, 04/01/2035	420,000	513,517
5.00%, 04/01/2037	500,000	608,030
State of Louisiana
4.00%, 05/01/2032	5,000,000	5,592,950
4.00%, 05/01/2034	10,685,000	11,871,249
5.00%, 07/15/2021	1,695,000	1,759,563

Total Louisiana		130,939,398

Maine – 0.14%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,512,160
4.00%, 07/01/2046	330,000	333,901
5.00%, 07/01/2034	1,000,000	1,283,880
5.00%, 07/01/2041	1,235,000	1,334,800
5.00%, 07/01/2043	610,000	635,297
5.00%, 07/01/2046	1,735,000	1,861,065
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	818,903
Tender Option Bond Trust Receipts/Certificates
0.27%, 07/01/2028(1)(3)	1,900,000	1,900,000

Total Maine		9,680,006

Maryland – 1.80%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	940,430
5.00%, 07/01/2026	720,000	898,841
5.00%, 07/01/2029	4,770,000	5,912,510
5.00%, 09/01/2030	3,000,000	2,684,340
5.00%, 09/01/2032	1,000,000	892,550
5.00%, 09/01/2036	1,770,000	1,566,751
5.00%, 09/01/2046	2,500,000	2,193,250
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,476,069
5.00%, 01/01/2033	130,000	141,379
5.00%, 01/01/2036	85,000	92,218

City of Rockville MD
3.00%, 11/01/2025	220,000	220,000
5.00%, 11/01/2042	1,250,000	1,231,875
5.00%, 11/01/2047	1,230,000	1,184,047
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,189,628
County of Anne Arundel MD
4.00%, 10/01/2033	2,325,000	2,866,888
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,844,949
County of Howard MD
4.00%, 08/15/2031	1,665,000	2,045,269
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,440,324
5.38%, 07/01/2048	625,000	613,894
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,468,763
5.13%, 07/01/2039(3)	1,500,000	1,580,700
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,027,480
2.60%, 09/01/2022	2,630,000	2,732,991
2.70%, 03/01/2023	3,195,000	3,355,421
2.75%, 09/01/2023	1,010,000	1,071,307
2.85%, 03/01/2024	2,560,000	2,741,709
2.95%, 03/01/2025	3,025,000	3,298,914
3.10%, 03/01/2026	1,445,000	1,608,328
3.25%, 03/01/2027	2,325,000	2,637,898
3.50%, 03/01/2050	1,300,000	1,434,641
4.00%, 09/01/2049	1,530,000	1,710,265
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(3)	10,000,000	10,061,300
Maryland Economic Development Corp.
5.00%, 07/01/2021	500,000	513,360
5.00%, 06/01/2023	215,000	232,299
5.00%, 03/31/2024	3,305,000	3,287,219
5.00%, 09/30/2027	50,000	49,603
5.00%, 06/01/2028	2,000,000	2,346,640
5.00%, 09/30/2030	905,000	896,511
5.00%, 06/01/2035	1,415,000	1,587,036
5.00%, 03/31/2046	1,680,000	1,659,974
5.00%, 06/01/2049	1,000,000	1,074,660
5.00%, 03/31/2051	2,600,000	2,567,916
5.00%, 06/01/2058	600,000	629,940
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	126,767
5.00%, 07/01/2024	535,000	627,309
5.00%, 07/01/2024	745,000	855,498
5.00%, 07/01/2030	600,000	667,194
5.00%, 07/01/2032	750,000	858,457
5.00%, 07/01/2035	75,000	85,093
5.00%, 08/15/2038	1,945,000	2,212,593
5.00%, 07/01/2043	500,000	546,165
5.00%, 07/01/2045	2,000,000	2,225,860
5.00%, 07/01/2048	1,000,000	1,087,710
5.50%, 01/01/2029	1,500,000	1,764,765
5.50%, 01/01/2030	1,750,000	2,046,870
5.50%, 01/01/2046	1,290,000	1,445,393
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	930,384
5.00%, 05/01/2032	765,000	911,291
5.00%, 05/01/2041	5,000,000	6,299,550
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,877,962
5.00%, 07/01/2034	1,550,000	2,073,451
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,400,724
Rib Floater Trust Various States
0.42%, 02/01/2021(1)(3)(6)	4,400,000	4,400,000
State of Maryland
5.00%, 08/01/2024	1,450,000	1,714,523
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,671,450

Total Maryland		128,839,096

Massachusetts – 2.50%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	14,072,062
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,350,213
City of Worcester MA
2.00%, 02/16/2021	4,000,000	4,026,960
Commonwealth of Massachusetts
1.70%, 08/01/2043(1)	1,750,000	1,793,068
5.00%, 07/01/2022	485,000	526,206
5.00%, 12/01/2030	1,500,000	1,883,025
5.00%, 07/01/2036	12,630,000	15,082,493
5.00%, 03/01/2046	205,000	233,489
5.25%, 09/01/2043	1,250,000	1,592,300
5.50%, 12/01/2022	1,195,000	1,333,190
Commonwealth of Massachusetts Transportation Fund Revenue
3.75%, 06/01/2040	45,000,000	45,608,850
Massachusetts Bay Transportation Authority
5.25%, 07/01/2031	5,440,000	7,764,458
Massachusetts Development Finance Agency
4.00%, 10/01/2038	495,000	536,006
5.00%, 07/15/2022	355,000	386,034
5.00%, 07/01/2023	900,000	1,010,097
5.00%, 10/01/2024	2,020,000	2,355,280
5.00%, 07/01/2025	1,090,000	1,291,116
5.00%, 10/01/2025	905,000	1,046,198
5.00%, 07/01/2026	1,140,000	1,385,032
5.00%, 10/01/2026	955,000	1,120,874
5.00%, 10/01/2028	475,000	607,511
5.00%, 10/01/2029	405,000	527,711
5.00%, 07/01/2030	590,000	739,665
5.00%, 01/01/2031	475,000	549,247
5.00%, 10/01/2031	355,000	467,354
5.00%, 01/01/2032	635,000	729,386
5.00%, 07/01/2032	500,000	600,740
5.00%, 01/01/2033	540,000	616,934
5.00%, 07/15/2033(3)	315,000	365,803
5.00%, 01/01/2034	710,000	807,568
5.00%, 07/01/2034	500,000	592,475
5.00%, 07/15/2034(3)	270,000	312,236
5.00%, 01/01/2035	745,000	845,001
5.00%, 07/15/2035(3)	275,000	316,665
5.00%, 01/01/2036	1,100,000	1,245,728
5.00%, 07/15/2036(3)	465,000	533,857
5.00%, 07/15/2037(3)	490,000	560,442
5.00%, 10/01/2037(3)	500,000	536,960
5.00%, 07/01/2038(1)	8,525,000	9,819,266
5.00%, 01/01/2040	755,000	859,877
5.00%, 07/15/2046(3)	1,000,000	1,139,390
5.00%, 10/01/2047(3)	1,375,000	1,468,266
5.00%, 10/01/2048	1,750,000	1,914,955
5.00%, 10/01/2057(3)	1,000,000	1,062,390
5.13%, 11/15/2046(3)	800,000	828,152
Massachusetts Educational Financing Authority
5.00%, 07/01/2024	2,190,000	2,476,780
5.00%, 07/01/2026	5,000,000	5,894,600
Massachusetts Housing Finance Agency
0.67% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,800,000	9,800,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	928,608
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,787,895
5.00%, 08/15/2030	2,000,000	2,180,220
5.00%, 10/15/2032	1,000,000	1,050,090
5.00%, 08/15/2037	10,000,000	11,941,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,460,541
Metropolitan Boston Transit Parking Corp.
5.00%, 07/01/2041	5,000,000	5,135,600

Total Massachusetts		179,100,064

Michigan – 2.78%
Avondale School District
5.00%, 11/01/2022	600,000	659,322
5.00%, 11/01/2023	680,000	777,451
5.00%, 11/01/2024	800,000	949,472

5.00%, 11/01/2025	785,000	963,823
5.00%, 11/01/2026	765,000	966,279
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,884,738
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,009,300
5.00%, 04/01/2022	835,000	857,962
5.00%, 04/01/2023	750,000	782,640
5.00%, 04/01/2024	900,000	952,722
5.00%, 04/01/2025	900,000	964,188
5.00%, 04/01/2034	1,000,000	1,054,900
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,408,789
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,038,220
City of Royal Oak MI
5.00%, 04/01/2029	500,000	650,040
5.00%, 04/01/2031	1,045,000	1,343,724
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	781,688
5.00%, 10/01/2022	800,000	867,776
5.00%, 10/01/2023	500,000	563,400
5.00%, 10/01/2024	765,000	889,022
Clarkston Community Schools
5.00%, 05/01/2022	445,000	478,028
County of Kent MI
5.00%, 06/01/2028	700,000	878,542
Detroit City School District
5.25%, 05/01/2030	3,345,000	4,526,621
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	608,812
5.00%, 07/01/2038	1,000,000	1,125,870
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,296,654
5.00%, 11/01/2037	1,750,000	2,232,667
5.00%, 11/01/2038	1,000,000	1,271,890
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,669,120
5.00%, 07/01/2036	1,000,000	1,200,130
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,126,430
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	147,053
Lake Orion Community School District
5.00%, 05/01/2021	1,385,000	1,422,894
5.00%, 05/01/2025	3,275,000	3,955,217
Michigan Finance Authority
3.50%, 11/01/2023	5,500,000	5,683,095
3.75%, 11/01/2024	5,500,000	5,705,260
3.75%, 11/15/2049(1)	3,600,000	4,139,604
4.00%, 12/01/2035	1,500,000	1,758,645
5.00%, 07/01/2022	1,235,000	1,337,653
5.00%, 11/15/2022	275,000	300,723
5.00%, 10/01/2023	1,000,000	1,093,180
5.00%, 10/01/2024	3,000,000	3,565,770
5.00%, 11/01/2024	750,000	887,452
5.00%, 11/01/2025	1,000,000	1,221,040
5.00%, 12/01/2026	1,190,000	1,494,307
5.00%, 12/01/2029	500,000	630,520
5.00%, 07/01/2030	600,000	709,482
5.00%, 10/01/2030	800,000	931,248
5.00%, 11/15/2032	1,445,000	1,737,627
5.00%, 07/01/2033	350,000	411,022
5.00%, 12/01/2044(1)	2,550,000	3,014,610
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,837,832
5.00%, 04/15/2022	1,250,000	1,342,787
5.00%, 04/15/2035	1,250,000	1,629,387
Michigan State Hospital Finance Authority
1.90%, 11/15/2047(1)	3,850,000	3,880,761
2.40%, 11/15/2047(1)	850,000	892,041
4.00%, 11/15/2047(1)	4,505,000	5,096,732
4.00%, 11/15/2047(1)	9,750,000	10,685,123
5.00%, 12/01/2022	125,000	137,246

5.00%, 12/01/2023	1,150,000	1,313,174
5.00%, 12/01/2024	275,000	325,468
5.00%, 12/01/2025	700,000	855,589
5.00%, 12/01/2027	415,000	533,615
Michigan State Housing Development Authority
3.50%, 12/01/2050	8,100,000	9,041,868
Michigan Strategic Fund
1.45%, 09/01/2030(1)	1,260,000	1,265,834
1.80%, 10/01/2049(1)	2,075,000	2,146,546
5.00%, 06/30/2025	2,000,000	2,320,440
5.00%, 12/31/2025	2,595,000	3,045,777
5.00%, 06/30/2026	2,800,000	3,317,580
5.00%, 12/31/2026	355,000	424,711
5.00%, 06/30/2032	150,000	180,525
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	12,780,000	1,274,933
6.00%, 06/01/2048	8,025,000	8,064,644
Oakland University
5.00%, 03/01/2041	2,190,000	2,492,702
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,222,970
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,412,062
Royal Oak School District
5.00%, 05/01/2023	600,000	671,844
5.00%, 05/01/2024	600,000	697,080
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	1,033,214
5.00%, 07/01/2028	435,000	553,938
State of Michigan
5.00%, 03/15/2021	1,000,000	1,020,420
5.00%, 03/15/2022	1,170,000	1,246,471
5.00%, 03/15/2023	2,000,000	2,222,100
State of Michigan Trunk Line Revenue
5.00%, 11/15/2036	7,550,000	10,013,339
Tender Option Bond Trust Receipts/Certificates
0.27%, 11/15/2024(1)(3)	1,400,000	1,400,000
University of Michigan
5.00%, 04/01/2024	1,670,000	1,946,318
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	218,004
5.00%, 12/01/2023	250,000	282,018
5.00%, 12/01/2023	400,000	451,896
5.00%, 12/01/2023	550,000	617,865
5.00%, 12/01/2024	375,000	437,573
5.00%, 12/01/2024	500,000	578,770
5.00%, 12/01/2025	600,000	712,842
5.00%, 12/01/2025	1,000,000	1,190,830
5.00%, 12/01/2027	4,055,000	4,815,394
5.00%, 12/01/2031	350,000	425,919
5.00%, 12/01/2032	1,400,000	1,583,302
5.00%, 12/01/2033	325,000	392,932
5.00%, 12/01/2040	4,000,000	4,647,760
5.00%, 12/01/2042	900,000	1,039,086
5.00%, 12/01/2042	1,000,000	1,073,890
5.00%, 12/01/2047	1,000,000	1,146,200
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	208,160
5.00%, 11/01/2023	80,000	91,120
5.00%, 11/01/2024	185,000	217,919
5.00%, 11/01/2025	95,000	115,414
5.00%, 11/01/2026	1,000,000	1,247,530
5.00%, 11/01/2027	600,000	766,290
5.00%, 11/01/2029	585,000	767,924

Total Michigan		199,500,331

Minnesota – 0.35%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,275,837
5.00%, 10/01/2049	2,200,000	2,226,994
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,203,631
City of Moorhead MN
5.00%, 12/01/2025	775,000	857,282

City of Rochester MN
5.00%, 12/01/2025	900,000	952,740
5.25%, 12/01/2038	1,000,000	1,019,360
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	598,915
5.00%, 02/15/2034	750,000	895,147
5.00%, 02/15/2037	1,250,000	1,477,337
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,632,168
5.00%, 02/01/2026	2,315,000	2,840,135
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,650,297
State of Minnesota
5.00%, 08/01/2023	1,465,000	1,664,636
Tender Option Bond Trust Receipts/Certificates
0.35%, 11/15/2026(1)(3)	2,025,000	2,025,000

Total Minnesota		25,319,479

Mississippi – 0.55%
Mississippi Business Finance Corp.
0.13%, 11/01/2035(1)	22,500,000	22,500,000
Mississippi Hospital Equipment & Facilities Authority
0.65%, 09/01/2036(1)	1,720,000	1,720,310
5.00%, 01/01/2021	350,000	353,769
5.00%, 01/01/2029	910,000	1,161,360
5.00%, 01/01/2033	1,750,000	2,219,875
5.00%, 10/01/2035	700,000	880,166
5.00%, 10/01/2036	2,000,000	2,503,940
5.00%, 10/01/2040(1)	3,865,000	4,671,896
5.00%, 09/01/2044(1)	2,000,000	2,315,260
State of Mississippi
5.00%, 10/01/2030	1,000,000	1,274,360

Total Mississippi		39,600,936

Missouri – 0.87%
Belton School District No 124
5.00%, 03/01/2028	250,000	328,637
5.50%, 03/01/2030	500,000	645,575
5.50%, 03/01/2033	500,000	637,585
5.50%, 03/01/2036	500,000	632,990
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	547,635
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	350,493
5.00%, 01/01/2031	135,000	171,804
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	469,336
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,815,041
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2040	100,000	108,555
5.00%, 06/01/2025	7,000,000	8,327,900
5.00%, 04/01/2027	1,705,000	1,868,032
5.00%, 02/01/2029	1,000,000	1,192,140
5.00%, 02/01/2035	1,000,000	1,113,970
5.00%, 02/01/2036	200,000	232,226
5.00%, 08/01/2040	1,145,000	1,195,151
5.00%, 10/01/2042	6,370,000	7,590,810
5.00%, 10/01/2046	6,000,000	7,149,660
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	82,741
4.38%, 11/15/2035	230,000	200,438
4.75%, 11/15/2047	250,000	222,115
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,519,245
Missouri Development Finance Board
0.12%, 06/01/2037(1)	16,775,000	16,775,000
Missouri Housing Development Commission
4.00%, 05/01/2050	325,000	363,831
St Louis County Industrial Development Authority
5.00%, 12/01/2025	875,000	890,523
5.00%, 09/01/2038	500,000	537,005
5.13%, 08/15/2045	200,000	200,800
5.13%, 09/01/2048	2,345,000	2,497,800
5.50%, 09/01/2033	1,000,000	1,057,190
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,147,280
5.38%, 06/01/2043	2,000,000	2,256,760

Tender Option Bond Trust Receipts/Certificates
0.37%, 05/15/2041(1)(3)	300,000	300,000

Total Missouri		62,428,268

Montana – 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	773,048
5.25%, 05/15/2047	500,000	497,130
Montana Board of Housing
4.00%, 12/01/2047	375,000	396,495
4.00%, 06/01/2050	165,000	188,544

Total Montana		1,855,217

Nebraska – 0.73%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420,000	37,261,603
5.00%, 09/01/2033	1,500,000	1,978,410
5.00%, 09/01/2035	930,000	1,249,306
5.00%, 03/01/2050(1)	5,000,000	5,623,750
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,110,023
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425,000	498,652
Nebraska Investment Finance Authority
3.50%, 09/01/2050	1,000,000	1,115,430
3.75%, 09/01/2049	1,090,000	1,181,255
4.00%, 09/01/2049	880,000	970,394
Omaha Airport Authority
5.00%, 12/15/2031	515,000	613,396

Total Nebraska		52,602,219

Nevada – 1.64%
City of Carson City NV
5.00%, 09/01/2026	550,000	657,888
City of Henderson NV
4.00%, 06/01/2035	900,000	1,096,461
4.00%, 06/01/2036	925,000	1,121,562
4.00%, 06/01/2038	3,540,000	4,259,576
5.00%, 06/01/2036	1,755,000	2,284,361
5.00%, 06/01/2037	3,230,000	4,187,727
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	459,310
4.00%, 06/01/2049	1,100,000	1,103,476
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900,000	952,020
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	273,980
5.00%, 06/01/2038	150,000	178,033
City of Sparks NV
2.50%, 06/15/2024(3)	1,700,000	1,689,256
Clark County School District
4.00%, 06/15/2034	5,000,000	5,671,850
4.00%, 06/15/2038	775,000	906,541
5.00%, 06/15/2021	420,000	433,453
5.00%, 06/15/2023	370,000	412,428
5.00%, 06/15/2023	1,665,000	1,855,925
5.00%, 06/15/2024	4,500,000	5,186,745
5.00%, 06/15/2025	25,000	29,676
5.00%, 06/15/2025	6,060,000	7,193,402
5.00%, 06/15/2026	3,670,000	4,472,299
5.00%, 06/15/2029	4,080,000	5,122,685
5.00%, 06/15/2035	500,000	641,315
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	857,307
5.00%, 07/01/2021	1,000,000	1,032,130
5.00%, 07/01/2024	3,320,000	3,809,800
County of Clark NV
1.65%, 01/01/2036(1)	1,560,000	1,573,307
5.00%, 11/01/2028	3,000,000	3,732,510
5.00%, 06/01/2032	3,000,000	3,774,510
5.00%, 12/01/2032	5,385,000	6,840,135
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,250,000	1,429,437
5.00%, 07/01/2025	2,220,000	2,613,806
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,597,875

2.05%, 03/01/2036(1)	5,000,000	5,108,750
3.00%, 03/01/2036(1)	700,000	728,658
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600,000	696,708
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,154,220
5.00%, 06/15/2040	685,000	767,693
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,145,200
5.00%, 06/01/2039	2,815,000	3,257,208
Nevada Housing Division
4.00%, 10/01/2049	525,000	588,478
State of Nevada Department of Business & Industry
0.50%, 01/01/2050(1)(3)	22,500,000	22,500,000
0.88%, 12/01/2026(1)(3)	1,300,000	1,301,391

Total Nevada		117,699,092

New Hampshire – 0.48%
New Hampshire Business Finance Authority
0.40%, 09/01/2021(1)	4,000,000	4,000,120
0.87% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,501,045
3.75%, 07/01/2045(1)(3)	1,000,000	988,940
4.13%, 01/20/2034	5,075,166	5,480,875
5.00%, 01/01/2024	720,000	824,227
5.25%, 07/01/2039(3)	240,000	243,487
5.63%, 07/01/2046(3)	125,000	128,181
5.75%, 07/01/2054(3)	315,000	323,883
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	124,398
4.13%, 07/01/2024(3)	100,000	91,088
5.00%, 07/01/2023	500,000	561,165
5.00%, 08/01/2027	1,575,000	1,964,482
5.00%, 10/01/2028	1,580,000	1,894,657
5.00%, 07/01/2030	390,000	488,931
5.00%, 08/01/2030	305,000	377,041
5.00%, 10/01/2032	2,825,000	3,308,216
5.00%, 10/01/2038	425,000	489,630
5.00%, 07/01/2044	2,445,000	2,715,295
5.25%, 07/01/2027(3)	550,000	494,401
6.13%, 07/01/2052(3)	245,000	188,194
6.25%, 07/01/2042(3)	700,000	574,658

Total New Hampshire		34,762,914

New Jersey – 3.33%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	627,055
5.00%, 01/15/2029	1,000,000	1,243,110
5.00%, 01/15/2033	500,000	608,510
City of Newark NJ
5.00%, 10/01/2026	700,000	861,679
5.00%, 10/01/2027	750,000	941,115
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,358,500
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,515,840
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,324,069
4.00%, 01/01/2037	855,000	1,002,376
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,330,740
New Jersey Economic Development Authority
1.15%, 06/01/2023	2,550,000	2,587,842
1.20%, 11/01/2034(1)	3,000,000	3,044,490
2.20%, 10/01/2039(1)	1,400,000	1,480,738
3.13%, 07/01/2029	445,000	445,659
4.00%, 11/01/2038	825,000	868,931
4.00%, 11/01/2044	1,000,000	1,034,530
4.00%, 08/01/2059	355,000	393,677
5.00%, 01/01/2023	400,000	433,260
5.00%, 03/01/2023	4,160,000	4,514,016
5.00%, 03/01/2024	2,405,000	2,564,812
5.00%, 06/15/2024	2,000,000	2,244,800
5.00%, 06/15/2025	5,190,000	5,954,695
5.00%, 06/01/2026	900,000	1,084,752
5.00%, 06/15/2028	605,000	619,683
5.00%, 06/15/2029	1,000,000	1,021,750

5.00%, 06/15/2030	4,000,000	4,716,760
5.00%, 11/01/2030	1,000,000	1,193,440
5.00%, 01/01/2031	500,000	560,325
5.00%, 11/01/2031	2,200,000	2,611,642
5.00%, 06/15/2033	5,000,000	5,867,500
5.00%, 06/15/2034	1,000,000	1,166,560
5.00%, 06/15/2035	1,595,000	1,832,464
5.00%, 10/01/2037	3,185,000	3,510,380
5.00%, 06/15/2038	10,200,000	11,510,190
5.00%, 10/01/2039(3)	355,000	340,292
5.00%, 01/01/2040(3)	540,000	514,053
5.00%, 10/01/2047	3,450,000	3,733,107
5.00%, 06/15/2054(3)	2,900,000	3,000,021
5.00%, 08/01/2059	1,000,000	1,210,160
5.13%, 01/01/2034	705,000	775,077
5.13%, 06/15/2043	2,450,000	2,573,970
5.25%, 01/01/2044	190,000	175,822
5.50%, 01/01/2027	500,000	561,880
5.50%, 06/15/2030	2,000,000	2,354,460
5.63%, 11/15/2030	2,095,000	2,172,285
5.63%, 01/01/2052	2,000,000	2,204,860
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,017,011
5.00%, 07/01/2023	3,390,000	3,736,085
5.00%, 07/01/2029	1,500,000	1,744,815
5.00%, 07/01/2032	4,920,000	5,672,170
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	41,200
5.00%, 07/01/2022	540,000	577,211
5.00%, 07/01/2023	140,000	154,935
5.00%, 07/01/2023	530,000	595,148
5.00%, 07/01/2024	110,000	125,573
5.00%, 07/01/2024	2,500,000	2,700,925
5.00%, 07/01/2025	120,000	140,801
5.00%, 07/01/2026	40,000	47,981
5.00%, 07/01/2027	60,000	71,713
5.00%, 07/01/2028	155,000	189,627
5.00%, 07/01/2030	165,000	193,327
5.00%, 07/01/2033	500,000	594,025
5.00%, 07/01/2041	815,000	914,715
5.00%, 07/01/2042(1)	2,755,000	3,295,641
5.00%, 07/01/2043(1)	2,250,000	2,604,825
5.00%, 07/01/2045(1)	2,795,000	3,438,074
5.00%, 07/01/2046	2,375,000	2,628,056
New Jersey Higher Education Student Assistance Authority
3.35%, 12/01/2029	2,970,000	3,099,047
5.00%, 12/01/2021	660,000	689,581
5.00%, 12/01/2023	460,000	514,772
5.00%, 12/01/2024	265,000	305,577
5.00%, 12/01/2024	1,000,000	1,140,440
5.00%, 12/01/2025	490,000	580,263
5.00%, 12/01/2025	2,600,000	3,029,442
5.00%, 12/01/2026	1,330,000	1,574,906
5.00%, 12/01/2026	1,550,000	1,835,417
5.00%, 12/01/2027	1,455,000	1,746,567
5.00%, 12/01/2027	1,470,000	1,764,573
5.00%, 12/01/2044	1,000,000	1,054,350
5.50%, 12/01/2021	2,260,000	2,375,147
New Jersey Housing & Mortgage Finance Agency
2.41%, 10/01/2021(1)	5,000,000	5,000,000
3.50%, 04/01/2051	5,000,000	5,607,350
3.55%, 04/01/2027	2,045,000	2,312,875
3.65%, 04/01/2028	1,480,000	1,685,498
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,231,216
0.00%, 12/15/2027	3,260,000	2,698,791
0.00%, 12/15/2028	770,000	612,350
0.00%, 12/15/2028	780,000	620,303
0.00%, 12/15/2030	2,000,000	1,461,880
0.00%, 12/15/2030	2,000,000	1,491,580
0.00%, 12/15/2031	2,000,000	1,431,580
5.00%, 12/15/2023	2,720,000	3,023,008
5.00%, 12/15/2024	1,335,000	1,517,962
5.00%, 06/15/2025	450,000	488,754

5.00%, 12/15/2025	1,255,000	1,455,223
5.00%, 12/15/2026	2,000,000	2,356,160
5.00%, 06/15/2027	235,000	276,233
5.00%, 12/15/2028	5,510,000	6,635,307
5.00%, 06/15/2029	665,000	698,456
5.00%, 06/15/2029	1,200,000	1,389,756
5.00%, 12/15/2029	820,000	992,085
5.00%, 12/15/2030	2,000,000	2,351,680
5.00%, 06/15/2031	3,545,000	4,060,939
5.00%, 06/15/2032	235,000	257,790
5.00%, 06/15/2032	1,860,000	1,945,486
5.00%, 06/15/2032	2,725,000	3,171,927
5.00%, 12/15/2032	1,340,000	1,555,351
5.00%, 12/15/2033	2,200,000	2,540,208
5.25%, 12/15/2022	1,760,000	1,907,629
5.25%, 12/15/2023	3,940,000	4,410,948
5.25%, 06/15/2036	10,180,000	10,391,235
5.25%, 06/15/2043	3,000,000	3,395,280
5.50%, 12/15/2023	190,000	214,193
5.50%, 06/15/2031	1,000,000	1,024,750
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,765,700
Tender Option Bond Trust Receipts/Certificates
0.32%, 01/01/2024(1)(3)	2,800,000	2,800,000
0.47%, 12/15/2034(1)(3)	1,600,000	1,600,000
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	632,808
Township of Montclair NJ
4.00%, 03/01/2023	800,000	873,952
4.00%, 03/01/2027	325,000	395,957

Total New Jersey		239,168,017

New Mexico – 0.45%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	3,014,664
5.00%, 07/01/2028	1,700,000	2,128,808
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	970,088
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,619,280
City of Santa Fe NM
2.25%, 05/15/2024	555,000	538,955
2.63%, 05/15/2025	995,000	971,428
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	579,543
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,763,300
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	735,000	817,717
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	6,116,035
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,554,181

Total New Mexico		32,073,999

New York – 8.94%
Albany County Airport Authority
5.00%, 12/15/2021	800,000	838,448
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000,000	1,188,310
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	808,800
5.00%, 08/01/2022	200,000	213,528
5.00%, 08/01/2023	515,000	565,331
5.00%, 01/01/2035(3)	3,900,000	4,270,617
5.50%, 05/01/2048(3)	1,350,000	1,452,897
City of Long Beach NY
5.00%, 09/01/2028	2,000,000	2,428,480
5.00%, 09/01/2029	2,800,000	3,376,464
City of New York NY
0.13%, 04/01/2042(1)	900,000	900,000
0.14%, 04/01/2035(1)	41,695,000	41,695,000
5.00%, 08/01/2025	1,600,000	1,935,920
5.00%, 08/01/2027	400,000	472,504
5.00%, 08/01/2027	2,975,000	3,576,010
5.00%, 08/01/2028	400,000	482,576

5.00%, 08/01/2028	700,000	857,836
5.00%, 08/01/2028	3,975,000	4,755,014
5.00%, 08/01/2029	1,305,000	1,631,354
5.00%, 08/01/2029	1,500,000	1,875,120
5.00%, 08/01/2031	1,000,000	1,233,940
5.00%, 08/01/2032	1,745,000	2,139,196
5.00%, 11/01/2032	2,200,000	2,863,168
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,537,554
5.00%, 09/01/2025	1,015,000	1,212,895
County of Erie NY
5.00%, 06/01/2021	750,000	774,180
5.00%, 09/15/2021	225,000	235,408
5.00%, 06/01/2025	1,000,000	1,210,620
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,491,490
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,110,384
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,242,439
5.00%, 03/19/2021	4,000,000	4,074,840
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	662,266
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,089,601
0.00%, 01/01/2055	710,000	661,883
5.00%, 01/01/2056	485,000	499,904
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500,000	3,586,870
5.89%, 02/01/2032	1,250,000	1,334,062
6.24%, 02/01/2047	1,000,000	1,058,160
6.47%, 02/01/2033	1,000,000	1,106,000
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2032	2,325,000	2,781,118
5.00%, 02/15/2035	1,700,000	2,010,114
Long Island Power Authority
0.85%, 09/01/2050(1)	6,125,000	6,155,502
1.65%, 09/01/2049(1)	4,395,000	4,532,476
5.00%, 09/01/2023	550,000	626,252
5.00%, 09/01/2024	565,000	668,734
5.00%, 09/01/2025	1,000,000	1,225,720
5.00%, 09/01/2026	2,000,000	2,519,940
5.00%, 09/01/2027	6,500,000	8,380,840
5.00%, 09/01/2039	1,725,000	2,150,557
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600,000	968,016
0.57% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,530,000	2,507,913
0.75% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	8,305,000	8,157,171
4.00%, 02/01/2022	4,370,000	4,415,972
5.00%, 09/01/2021	25,000,000	25,483,250
5.00%, 11/15/2021	500,000	510,290
5.00%, 11/15/2021	640,000	653,171
5.00%, 11/15/2022	1,430,000	1,482,753
5.00%, 11/15/2024	1,885,000	2,104,112
5.00%, 11/15/2025	1,155,000	1,231,057
5.00%, 11/15/2026	1,600,000	1,710,192
5.00%, 11/15/2026	2,350,000	2,511,844
5.00%, 11/15/2029	2,220,000	2,318,146
5.00%, 11/15/2031	1,055,000	1,105,418
5.00%, 11/15/2033	1,025,000	1,065,518
5.00%, 11/15/2033	1,715,000	1,811,606
5.00%, 11/15/2033	3,645,000	3,849,266
5.00%, 11/15/2034	4,000,000	4,219,960
5.00%, 11/15/2035	1,750,000	1,817,900
5.00%, 11/15/2036	1,865,000	2,168,212
5.00%, 11/15/2039	2,000,000	2,065,140
5.00%, 11/15/2045(1)	4,470,000	4,478,448
5.25%, 11/15/2030	1,570,000	1,659,961
5.25%, 11/15/2036	1,015,000	1,195,244
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,565,385
5.00%, 11/15/2056	4,380,000	4,795,750
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	553,629
6.70%, 01/01/2049	793,750	588,105

New York City Housing Development Corp.
1.13%, 05/01/2060(1)	7,500,000	7,555,125
2.75%, 05/01/2050(1)	6,500,000	6,791,265
5.00%, 05/01/2026	110,000	133,658
5.00%, 05/01/2027	600,000	744,270
5.00%, 11/01/2027	855,000	1,071,999
5.00%, 05/01/2028	875,000	1,103,708
5.00%, 11/01/2028	600,000	763,362
5.00%, 05/01/2029	300,000	385,182
5.00%, 11/01/2029	875,000	1,133,151
5.00%, 11/01/2030	500,000	655,175
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500,000	3,972,570
5.00%, 03/01/2028	850,000	1,067,337
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	234,780
5.00%, 07/15/2032	2,000,000	2,469,940
New York City Transitional Finance Authority Future Tax Secured Revenue
0.14%, 08/01/2041(1)	6,000,000	6,000,000
4.00%, 05/01/2036	2,000,000	2,365,280
4.00%, 11/01/2038	4,000,000	4,676,680
5.00%, 11/01/2028	1,500,000	1,814,820
5.00%, 11/01/2029	2,000,000	2,373,360
5.00%, 02/01/2030	4,480,000	5,430,790
5.00%, 02/01/2031	2,720,000	3,004,621
5.00%, 05/01/2032	3,500,000	4,648,595
5.00%, 05/01/2033	2,535,000	3,159,523
5.00%, 08/01/2034	700,000	873,747
5.00%, 08/01/2035	1,600,000	1,989,824
5.00%, 08/01/2038	1,975,000	2,432,015
5.00%, 02/01/2041	200,000	230,338
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,213,105
5.00%, 06/15/2031	6,075,000	7,291,883
5.00%, 06/15/2032	5,000,000	5,165,900
5.00%, 06/15/2033	2,525,000	2,608,426
5.00%, 06/15/2034	4,800,000	5,162,496
5.00%, 06/15/2035	9,025,000	10,934,780
5.00%, 06/15/2036	5,000,000	6,046,700
5.00%, 06/15/2037	6,000,000	7,128,240
5.00%, 06/15/2039	8,320,000	9,867,603
5.00%, 06/15/2046	9,785,000	10,890,216
5.00%, 06/15/2048	20,000	24,344
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,395,640
5.00%, 11/15/2040	1,085,000	1,210,242
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	402,696
2.80%, 09/15/2069	1,025,000	990,939
5.00%, 09/15/2031	4,000,000	4,241,240
5.00%, 11/15/2044(3)	1,100,000	1,127,654
5.25%, 10/01/2035	2,285,000	3,168,495
5.38%, 11/15/2040(3)	6,200,000	6,415,698
5.75%, 11/15/2051	2,000,000	2,102,660
New York State Dormitory Authority
4.00%, 02/15/2037	5,000,000	5,835,450
5.00%, 03/31/2021	13,750,000	14,080,413
5.00%, 12/01/2022(3)	900,000	971,910
5.00%, 07/01/2023	5,000	5,642
5.00%, 07/01/2023	245,000	277,132
5.00%, 12/15/2023	1,000,000	1,105,060
5.00%, 03/15/2024	3,700,000	4,292,629
5.00%, 05/01/2024	4,870,000	5,581,166
5.00%, 07/01/2024	5,000	5,869
5.00%, 07/01/2024	345,000	405,513
5.00%, 07/01/2025	5,000	6,086
5.00%, 07/01/2025	255,000	310,113
5.00%, 03/15/2027	2,500,000	2,977,975
5.00%, 10/01/2028	1,000,000	1,172,020
5.00%, 10/01/2028	1,735,000	2,163,857
5.00%, 03/15/2029	3,700,000	4,252,336
5.00%, 10/01/2029	1,430,000	1,771,627
5.00%, 10/01/2030	1,910,000	2,351,115

5.00%, 02/15/2032	8,610,000	9,108,261
5.00%, 12/01/2033(3)	700,000	813,372
5.00%, 05/01/2048(1)	1,145,000	1,200,452
5.00%, 05/01/2048(1)	1,040,000	1,231,464
5.00%, 05/01/2048(1)	5,695,000	6,447,253
5.25%, 03/15/2033	6,000,000	7,201,980
5.25%, 03/15/2038	1,930,000	2,414,816
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	500,000	661,775
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,295,971
New York State Urban Development Corp.
4.00%, 03/15/2037	2,500,000	2,947,750
5.00%, 03/15/2022	360,000	385,330
5.00%, 03/15/2023	700,000	781,228
5.00%, 03/15/2024	400,000	463,920
5.00%, 03/15/2035	2,800,000	3,205,580
5.00%, 03/15/2035	3,000,000	3,878,880
5.00%, 03/15/2036	8,560,000	11,015,265
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860,000	3,943,067
5.00%, 01/01/2023	270,000	286,799
5.00%, 08/01/2026	1,000,000	1,002,340
5.00%, 01/01/2031	1,015,000	1,097,763
5.00%, 08/01/2031	5,105,000	5,089,430
5.00%, 01/01/2033	5,500,000	5,887,090
5.00%, 10/01/2035	9,000,000	9,710,010
5.00%, 10/01/2040	2,200,000	2,342,472
5.00%, 07/01/2041	2,300,000	2,467,072
5.00%, 07/01/2046	800,000	852,224
5.25%, 08/01/2031	500,000	515,630
5.38%, 08/01/2036	800,000	829,248
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	364,387
5.00%, 12/01/2027	1,425,000	1,608,497
5.00%, 12/01/2028	1,000,000	1,123,630
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000,000	1,327,640
Port Authority of New York & New Jersey
4.00%, 07/15/2037	2,500,000	2,832,750
5.00%, 09/15/2024	5,115,000	5,979,179
5.00%, 09/15/2025	1,000,000	1,019,590
5.00%, 09/15/2026	1,000,000	1,231,610
5.00%, 10/15/2028	4,000,000	4,729,280
5.00%, 07/15/2031	5,000,000	5,059,800
5.00%, 10/15/2033	3,500,000	3,973,900
5.00%, 12/01/2033	5,070,000	5,655,230
5.00%, 10/15/2037	4,665,000	5,259,554
5.25%, 07/15/2030	9,705,000	9,830,874
5.25%, 07/15/2036	6,000,000	6,074,820
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,052,300
3.45%, 04/01/2026	2,185,000	2,444,075
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	310,629
5.00%, 07/01/2028	1,750,000	1,798,878
Tender Option Bond Trust Receipts/Certificates
0.22%, 11/15/2026(1)(3)	1,600,000	1,600,000
0.22%, 11/15/2044(1)(3)	1,700,000	1,700,000
0.32%, 01/01/2028(1)(3)	2,900,000	2,900,000
0.38%, 01/01/2028(1)(3)	500,000	500,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	119,323
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,291,642
Triborough Bridge & Tunnel Authority
0.55% (Secured Overnight Financing Rate + 0.50%), 11/15/2038(2)	20,000,000	20,000,000
5.00%, 11/15/2030	4,000,000	5,394,880
5.00%, 11/15/2033	6,000,000	7,848,360
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	732,525
5.00%, 12/15/2041	9,385,000	11,650,821
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	162,107

Total New York		641,182,459

North Carolina – 0.88%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,573,245
5.00%, 01/15/2048(1)	5,000,000	5,317,450
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,273,039
5.00%, 10/01/2027	100,000	125,941
5.00%, 10/01/2034	1,000,000	1,208,120
5.00%, 10/01/2047	840,000	985,446
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,399,890
North Carolina Capital Facilities Finance Agency
0.25%, 07/01/2034(1)	3,800,000	3,800,494
0.28%, 06/01/2038(1)	5,000,000	5,000,600
5.00%, 06/01/2021	500,000	514,890
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	1,988,541
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,316,921
2.55%, 06/01/2048(1)	3,955,000	4,158,603
3.55%, 10/01/2024	220,000	220,000
4.88%, 07/01/2040	550,000	551,232
5.00%, 10/01/2023	110,000	118,158
5.00%, 10/01/2024	300,000	328,362
5.00%, 10/01/2025	250,000	266,168
5.00%, 10/01/2030	420,000	446,695
5.00%, 10/01/2030	2,100,000	2,253,930
5.00%, 10/01/2031	2,950,000	3,102,692
5.00%, 09/01/2037	3,000,000	3,038,130
5.00%, 10/01/2037	250,000	257,832
5.00%, 01/01/2039	1,225,000	1,280,260
5.00%, 07/01/2039	800,000	860,344
5.00%, 10/01/2040	900,000	1,058,004
5.00%, 09/01/2041	440,000	444,466
5.00%, 10/01/2043	2,000,000	2,120,280
5.00%, 07/01/2049	900,000	952,875
6.25%, 07/01/2035	1,000,000	1,048,350
North Carolina Turnpike Authority
4.00%, 01/01/2055	1,000,000	1,093,490
5.00%, 01/01/2027	530,000	656,050
5.00%, 01/01/2032	1,000,000	1,177,180
5.00%, 07/01/2051	1,700,000	1,896,452
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,283,680
5.00%, 05/01/2025	3,000,000	3,530,460
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,067,290
5.00%, 03/01/2023	2,335,000	2,598,668

Total North Carolina		63,314,228

North Dakota – 0.07%
North Dakota Housing Finance Agency
0.12%, 07/01/2036(1)	5,000,000	5,000,000

Total North Dakota		5,000,000

Ohio – 2.56%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425,000	485,703
4.00%, 11/15/2034	500,000	569,540
4.00%, 11/15/2036	2,000,000	2,260,100
4.00%, 11/15/2037	1,600,000	1,805,792
5.25%, 11/15/2031	530,000	639,609
5.25%, 11/15/2032	645,000	774,561
5.25%, 11/15/2033	1,770,000	2,118,088
5.25%, 11/15/2046	1,255,000	1,463,142
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,936,743
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,169,380
5.00%, 06/01/2055	28,350,000	30,157,879
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,786,703
5.00%, 01/01/2048	2,000,000	2,357,960
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,763,335

City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,097,460
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,152,340
Clermont County Port Authority
5.00%, 12/01/2029	750,000	903,135
5.00%, 12/01/2030	850,000	1,022,133
5.00%, 12/01/2031	650,000	780,175
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	131,880
5.50%, 12/01/2053	900,000	934,074
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620,000	9,955,353
5.00%, 12/01/2029	585,000	778,085
5.00%, 12/01/2030	585,000	778,302
5.00%, 08/01/2047(1)	500,000	532,815
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,792,225
5.00%, 02/15/2042	525,000	592,494
5.50%, 02/15/2052	1,790,000	2,074,162
5.50%, 02/15/2057	1,245,000	1,438,224
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,572,297
County of Franklin OH
0.12%, 12/01/2028(1)	900,000	900,000
5.00%, 11/15/2033(1)	12,780,000	14,243,949
County of Hamilton OH
4.00%, 01/01/2021	450,000	451,854
5.00%, 01/01/2022	465,000	479,927
5.00%, 09/15/2034	1,050,000	1,310,096
5.25%, 06/01/2026	660,000	704,392
County of Marion OH
5.13%, 12/01/2049	575,000	586,546
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,798,515
5.00%, 02/15/2048	2,080,000	2,144,979
County of Scioto OH
5.00%, 02/15/2029	1,500,000	1,722,450
County of Wood OH
5.00%, 12/01/2032	115,000	117,969
5.00%, 12/01/2042	145,000	146,443
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,524,394
5.00%, 12/01/2051	2,135,000	2,094,542
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,359,740
Miami University/Oxford OH
5.00%, 09/01/2030	475,000	640,471
5.00%, 09/01/2032	1,000,000	1,326,180
5.00%, 09/01/2034	700,000	844,494
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	5,180,100
2.10%, 07/01/2028(1)	12,500,000	12,952,125
2.88%, 02/01/2026	5,400,000	5,505,300
3.25%, 09/01/2029	2,995,000	3,077,722
5.00%, 07/01/2049(3)	2,800,000	2,857,456
Ohio Higher Educational Facility Commission
5.00%, 05/01/2028	1,535,000	1,946,334
5.00%, 10/01/2032	1,000,000	1,213,540
5.00%, 05/01/2033	995,000	1,272,655
Ohio Housing Finance Agency
2.45%, 11/01/2021(1)	2,385,000	2,389,055
2.50%, 10/01/2021(1)	2,850,000	2,850,000
4.50%, 03/01/2050	230,000	261,867
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037	3,000,000	3,973,740
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,038,820
5.75%, 12/01/2032	445,000	466,858
6.00%, 12/01/2042	550,000	569,668
State of Ohio
0.09%, 12/01/2040(1)	5,000,000	5,000,000
4.00%, 11/15/2037	1,340,000	1,466,496
4.00%, 01/15/2050	450,000	501,957

5.00%, 08/01/2024	2,500,000	2,953,975
5.00%, 01/01/2030	1,170,000	1,487,456
5.00%, 10/01/2035	1,410,000	1,744,297
5.00%, 01/15/2050	1,000,000	1,211,290
Tender Option Bond Trust Receipts/Certificates
0.22%, 12/01/2043(1)(3)	600,000	600,000
University of Akron
4.00%, 01/01/2027	2,780,000	3,246,067
5.00%, 01/01/2037	6,675,000	7,758,286
University of Cincinnati
5.00%, 06/01/2028	250,000	314,303
5.00%, 06/01/2029	400,000	499,864

Total Ohio		183,559,861

Oklahoma – 0.79%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	563,235
5.00%, 09/01/2026	3,220,000	3,985,136
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,743,300
5.00%, 09/01/2026	1,725,000	2,150,678
5.00%, 09/01/2028	1,120,000	1,379,302
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440,000	510,695
5.00%, 09/01/2025	300,000	359,130
5.00%, 09/01/2026	375,000	460,466
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,944,759
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	603,704
5.00%, 12/01/2025	545,000	657,810
5.00%, 12/01/2026	820,000	1,013,528
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	483,810
5.00%, 09/01/2030	1,235,000	1,579,454
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,125,810
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,376,720
Norman Regional Hospital Authority
4.00%, 09/01/2045	750,000	811,447
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,404,976
5.00%, 07/01/2026	2,195,000	2,650,484
5.00%, 07/01/2030	1,350,000	1,668,965
5.00%, 07/01/2032	2,960,000	3,613,538
5.00%, 07/01/2035	3,240,000	3,910,324
5.00%, 07/01/2043	1,065,000	1,256,018
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,607,438
5.70%, 04/01/2025	410,000	410,090
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,303,372
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,060,624
4.00%, 12/01/2022	530,000	568,971
4.00%, 06/01/2023	1,305,000	1,422,515
5.00%, 08/01/2023	515,000	557,122
5.00%, 08/01/2026	75,000	85,821
5.00%, 08/15/2029	420,000	509,200
5.00%, 08/01/2030	1,010,000	1,175,418
5.25%, 08/15/2048	1,500,000	1,742,235
5.50%, 08/15/2052	830,000	968,187
5.50%, 08/15/2057	1,000,000	1,164,120
Oklahoma State University
5.00%, 09/01/2031	1,500,000	2,019,480
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,362,816
5.00%, 06/01/2033	1,240,000	1,491,410
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	242,471
5.00%, 11/15/2029	400,000	432,620

Total Oklahoma		56,377,199

Oregon – 0.65%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300,000	367,524
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,952,976
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	234,146
5.00%, 09/01/2032	270,000	314,555
5.00%, 09/01/2046	1,000,000	1,127,090
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145,000	1,471,611
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,586,300
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,099,775
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800,000	6,483,066
5.00%, 07/01/2026	1,700,000	2,075,989
5.00%, 07/01/2027	1,000,000	1,234,080
5.00%, 07/01/2027	2,000,000	2,491,520
5.00%, 07/01/2028	2,000,000	2,529,980
5.00%, 07/01/2028	2,190,000	2,742,931
5.00%, 07/01/2029	750,000	942,938
5.00%, 07/01/2031	1,000,000	1,185,150
5.00%, 07/01/2032	1,000,000	1,124,700
5.00%, 07/01/2033	3,485,000	3,908,776
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,385,000	1,544,954
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,032,648

Total Oregon		46,450,709

Pennsylvania – 5.04%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,851,015
5.00%, 07/15/2034	5,100,000	6,434,262
Allentown City School District
2.38%, 03/31/2021	1,400,000	1,400,070
5.00%, 02/01/2031	500,000	641,105
5.00%, 02/01/2033	470,000	595,081
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	2,550,000	2,637,465
5.00%, 05/01/2025	1,000,000	1,053,850
5.00%, 05/01/2027(3)	1,250,000	1,395,800
5.00%, 05/01/2032(3)	2,025,000	2,154,337
5.00%, 05/01/2042(3)	1,750,000	1,835,400
5.00%, 05/01/2042(3)	1,845,000	1,924,722
Berks County Municipal Authority
5.00%, 02/01/2040(1)	500,000	564,060
5.00%, 02/01/2040(1)	875,000	972,169
5.00%, 02/01/2040(1)	6,510,000	7,060,551
Butler County General Authority
0.15%, 09/01/2027(1)	1,000,000	1,000,000
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,964,445
5.00%, 07/15/2025	1,000,000	1,192,550
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	496,994
5.00%, 07/15/2028	350,000	439,106
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	175,901
5.00%, 03/01/2038(3)	425,000	429,705
5.13%, 03/01/2048(3)	1,049,000	1,053,773
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,175,141
5.00%, 08/01/2023	4,000,000	4,489,360
5.00%, 07/15/2026	2,475,000	2,838,132
5.00%, 08/01/2027	1,500,000	1,895,640
5.00%, 08/01/2028	6,000,000	7,183,680
5.00%, 02/01/2029	3,175,000	4,136,422
5.00%, 08/01/2031	500,000	683,040
5.00%, 08/01/2031	8,000,000	9,967,440
5.00%, 08/01/2033	2,000,000	2,443,920
City of Philadelphia PA Airport Revenue
5.00%, 06/15/2027	2,315,000	2,380,815
5.00%, 07/01/2030	1,000,000	1,198,350
5.00%, 07/01/2031	2,000,000	2,385,540

5.00%, 07/01/2032	1,745,000	2,070,338
5.00%, 07/01/2033	1,000,000	1,181,160
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,464,393
5.00%, 11/01/2027	1,540,000	1,977,760
5.00%, 11/01/2032	1,000,000	1,252,690
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,914,178
Coatesville School District
5.00%, 08/01/2025	875,000	1,048,539
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	838,395
5.00%, 06/01/2027	750,000	943,545
5.00%, 06/01/2027	1,500,000	1,894,815
5.00%, 06/01/2027	2,165,000	2,723,700
5.00%, 06/01/2028	2,555,000	3,291,836
5.00%, 06/01/2030	1,750,000	2,332,295
Commonwealth of Pennsylvania
4.00%, 11/15/2028	6,325,000	6,561,998
4.00%, 04/01/2033	20,000,000	21,461,800
5.00%, 11/01/2020	2,800,000	2,810,220
5.00%, 08/15/2021	1,015,000	1,057,112
5.00%, 11/01/2021	2,000,000	2,097,520
5.00%, 02/01/2023	895,000	993,960
5.00%, 01/01/2024	5,800,000	6,682,064
5.00%, 01/01/2027	2,095,000	2,648,248
County of Lancaster PA
4.00%, 11/01/2029	625,000	745,906
4.00%, 11/01/2030	560,000	664,541
County of Luzerne PA
5.00%, 12/15/2029	750,000	936,030
Cumberland County Municipal Authority
4.00%, 01/01/2033	1,500,000	1,531,080
Dauphin County General Authority
5.00%, 06/01/2035	1,000,000	1,164,640
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,347,087
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,333,871
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	787,027
5.00%, 07/01/2046	3,700,000	3,996,777
5.00%, 07/01/2049	3,620,000	3,998,905
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,233,080
5.00%, 04/01/2030	2,805,000	3,453,684
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	516,880
Geisinger Authority
5.00%, 04/01/2035	3,000,000	3,838,170
5.00%, 02/15/2039	1,500,000	1,788,750
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,457,654
5.00%, 06/01/2044	1,085,000	1,326,901
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	282,285
5.00%, 07/01/2023	325,000	355,222
5.00%, 07/01/2030	780,000	905,713
5.00%, 07/01/2034	2,000,000	2,280,640
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,251,085
Lancaster County Hospital Authority
5.00%, 07/01/2023	775,000	807,635
5.00%, 12/01/2032	250,000	259,445
5.00%, 12/01/2037	820,000	832,480
5.00%, 07/01/2045	1,970,000	2,054,296
5.00%, 12/01/2047	2,010,000	1,974,684
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,025,000	1,038,192
1.80%, 09/01/2029(1)	1,925,000	1,948,389
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,204,820
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	518,034

5.00%, 10/01/2023	50,000	54,470
5.00%, 09/01/2024	410,000	475,530
5.00%, 10/01/2028	1,000,000	1,137,610
5.00%, 09/01/2032	1,000,000	1,238,760
5.00%, 09/01/2033	305,000	375,806
5.00%, 10/01/2036	1,320,000	1,457,425
5.00%, 10/01/2040	1,595,000	1,748,519
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,650,700
5.25%, 01/01/2040	1,510,000	1,531,653
5.38%, 01/01/2050	500,000	505,720
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,182,630
4.00%, 05/01/2036	705,000	830,180
Northampton County General Purpose Authority
1.15% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,619,150
5.00%, 08/15/2036	455,000	525,379
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	10,000,000	10,001,100
0.40%, 12/01/2030(1)	1,800,000	1,800,000
1.75%, 08/01/2038(1)	10,000,000	10,280,900
2.15%, 11/01/2021(1)	2,405,000	2,442,999
3.25%, 08/01/2039(3)	625,000	580,638
4.00%, 04/15/2037	1,000,000	1,153,180
5.00%, 04/15/2026	2,500,000	3,069,100
5.00%, 04/15/2027	4,600,000	5,785,926
5.00%, 04/15/2031	2,095,000	2,724,443
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,158,100
5.00%, 06/15/2024	3,005,000	3,485,109
5.00%, 06/15/2025	1,855,000	2,223,718
5.00%, 08/15/2029	1,600,000	2,017,520
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051	800,000	875,688
Pennsylvania State University
5.00%, 09/01/2021	1,400,000	1,461,194
5.00%, 09/01/2022	2,295,000	2,504,396
Pennsylvania Turnpike Commission
0.11%, 12/01/2050(1)	5,000,000	5,000,000
0.12%, 12/01/2039(1)	9,000,000	9,000,000
5.00%, 06/01/2028	2,085,000	2,507,379
5.00%, 06/01/2032	2,000,000	2,411,180
5.00%, 06/01/2033	3,155,000	3,792,973
5.00%, 12/01/2034	1,240,000	1,525,336
5.25%, 07/15/2029	410,000	572,729
Philadelphia Authority for Industrial Development
0.35%, 09/01/2050(1)	1,500,000	1,500,000
5.00%, 07/01/2031	205,000	211,496
5.00%, 07/01/2032	600,000	615,144
5.00%, 07/01/2037	150,000	151,185
5.00%, 06/15/2039	500,000	521,890
5.00%, 08/01/2040	620,000	713,143
5.00%, 06/15/2050	1,375,000	1,416,264
5.00%, 08/01/2050	1,050,000	1,196,076
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	811,133
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000,000	1,270,010
Reading School District
5.00%, 02/01/2021	1,000,000	1,015,010
5.00%, 02/01/2022	1,920,000	2,035,757
5.00%, 03/01/2035	1,100,000	1,329,845
5.00%, 03/01/2036	1,250,000	1,500,350
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,452,427
School District of Philadelphia
5.00%, 09/01/2026	1,625,000	1,990,121
5.00%, 09/01/2029	1,500,000	1,953,075
5.00%, 09/01/2030	15,000	19,009
5.00%, 09/01/2030	3,985,000	4,844,684
5.00%, 09/01/2031	1,000,000	1,210,640
5.00%, 09/01/2031	1,200,000	1,509,156
5.00%, 09/01/2032	1,200,000	1,499,628
5.00%, 09/01/2032	2,200,000	2,774,288
5.00%, 09/01/2033	960,000	1,223,098
5.00%, 09/01/2033	1,500,000	1,874,460

Scranton School District
5.00%, 06/01/2033	530,000	657,338
5.00%, 06/01/2035	515,000	634,629
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,081,211
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,069,708
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,599,302
5.00%, 12/01/2022	7,370,000	8,035,069
5.00%, 04/01/2023	2,500,000	2,678,925
5.00%, 12/01/2024	1,250,000	1,459,700
5.00%, 06/15/2025	3,000,000	3,472,590
5.00%, 12/01/2025	1,570,000	1,825,690
5.00%, 06/01/2026	180,000	212,607
5.00%, 12/01/2026	1,250,000	1,447,475
5.00%, 06/01/2029	665,000	861,335
5.00%, 12/01/2032	3,060,000	3,686,810
5.25%, 09/15/2030	1,000,000	1,248,510
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,051,170
5.00%, 01/01/2038	2,125,000	2,205,771
Upper Merion Area School District
5.00%, 01/15/2030	600,000	734,142
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030,000	1,203,977
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,330,020
5.00%, 02/15/2028	400,000	464,088

Total Pennsylvania		361,435,406

Puerto Rico – 1.89%
Commonwealth of Puerto Rico
5.50%, 07/01/2039(4)	1,000,000	662,500
8.00%, 07/01/2035(4)	8,750,000	5,556,250
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	140,000	140,900
4.50%, 07/01/2027	1,195,000	1,193,506
5.00%, 07/01/2022	300,000	309,126
5.00%, 07/01/2030	260,000	264,550
5.00%, 07/01/2033	4,020,000	4,080,300
5.13%, 07/01/2037	1,770,000	1,796,550
5.13%, 07/01/2047	1,425,000	1,443,169
5.25%, 07/01/2029	1,560,000	1,599,000
5.25%, 07/01/2042	3,040,000	3,085,600
5.75%, 07/01/2037	4,730,000	4,854,163
6.00%, 07/01/2044	2,005,000	2,025,050
6.13%, 07/01/2024	230,000	242,362
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	13,750
5.00%, 07/01/2024(4)	340,000	241,400
5.00%, 07/01/2026(4)	30,000	21,300
5.00%, 07/01/2027(4)	15,000	10,650
5.00%, 07/01/2027(4)	25,000	17,750
5.00%, 07/01/2028(4)	30,000	21,300
5.00%, 07/01/2028(4)	50,000	35,500
5.00%, 07/01/2032(4)	650,000	461,500
5.00%, 07/01/2037(4)	3,105,000	2,204,550
5.05%, 07/01/2042(4)	120,000	85,200
5.25%, 07/01/2023(4)	3,495,000	2,477,081
5.25%, 07/01/2024(4)	25,000	17,750
5.25%, 07/01/2026(4)	555,000	394,050
5.25%, 07/01/2027(4)	30,000	21,300
5.25%, 07/01/2027(4)	650,000	461,500
5.25%, 07/01/2028(4)	60,000	42,600
5.25%, 07/01/2033(4)	95,000	67,450
5.25%, 07/01/2040(4)	3,075,000	2,183,250
5.25%, 07/01/2050(4)	270,000	190,688
5.75%, 07/01/2036(4)	1,300,000	932,750
6.75%, 07/01/2036(4)	1,560,000	1,129,050
7.25%, 07/01/2030(4)	265,000	192,788
Puerto Rico Housing Finance Authority
5.00%, 01/12/2020	9,980,000	10,042,475

5.00%, 01/12/2021	9,560,000	10,038,574
5.00%, 01/12/2022	5,735,000	6,265,774
5.00%, 01/12/2023	4,300,000	4,875,469
5.00%, 01/12/2024	9,270,000	10,855,077
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,400,000	2,215,968
0.00%, 07/01/2024	6,650,000	6,140,078
0.00%, 07/01/2027	407,000	345,494
0.00%, 07/01/2027	2,061,000	1,749,542
0.00%, 07/01/2029	2,569,000	2,021,597
0.00%, 07/01/2031	5,167,000	3,771,807
0.00%, 07/01/2033	4,466,000	2,989,049
0.00%, 07/01/2046	8,706,000	2,457,791
4.33%, 07/01/2040	1,052,000	1,072,167
4.33%, 07/01/2040	1,500,000	1,528,755
4.50%, 07/01/2034	2,582,000	2,693,904
4.75%, 07/01/2053	5,529,000	5,750,215
4.78%, 07/01/2058	500,000	521,425
5.00%, 07/01/2058	20,235,000	21,390,216

Total Puerto Rico		135,201,560

Rhode Island – 0.17%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,316,220
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	737,910
5.00%, 09/01/2036	100,000	101,734
5.00%, 05/15/2039	700,000	768,523
Rhode Island Housing & Mortgage Finance Corp.
3.50%, 10/01/2050	1,195,000	1,333,489
4.00%, 10/01/2049	610,000	680,992
Rhode Island Student Loan Authority
3.50%, 12/01/2034	510,000	520,909
5.00%, 12/01/2024	600,000	675,984
5.00%, 12/01/2025	750,000	863,040
5.00%, 12/01/2026	1,000,000	1,165,740
5.00%, 12/01/2027	800,000	945,080
5.00%, 12/01/2027	1,000,000	1,180,620
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,650,959

Total Rhode Island		11,941,200

South Carolina – 1.22%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,929,129
Connector 2000 Association, Inc.
0.00%, 01/01/2032	3,500,000	1,603,840
0.00%, 01/01/2042	2,790,222	625,903
0.00%, 07/22/2051	19,902,537	1,815,509
Lancaster County School District
5.00%, 03/01/2023	445,000	496,393
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	273,017
5.00%, 11/01/2023	300,000	340,515
5.00%, 11/01/2024	780,000	913,622
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	31,075,000	34,358,074
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,955,678
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,203,227
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	769,265
5.00%, 04/01/2031	510,000	613,622
5.00%, 05/01/2037	500,000	488,955
5.00%, 05/01/2042	500,000	475,280
5.00%, 11/15/2042	585,000	602,298
5.00%, 05/01/2043	4,675,000	5,442,401
5.00%, 04/01/2047	2,000,000	2,112,260
5.00%, 04/01/2052	1,750,000	1,845,165
5.00%, 11/15/2054	1,000,000	1,015,830
6.00%, 02/01/2035(3)	525,000	416,026
6.25%, 02/01/2045(3)	995,000	737,106
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,365,423
5.00%, 07/01/2027	3,120,000	3,882,185
5.00%, 07/01/2028	1,100,000	1,395,185

South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,297,848
5.00%, 12/01/2032	1,500,000	1,787,220
5.00%, 12/01/2035	1,500,000	1,795,545
5.00%, 12/01/2041	3,000,000	3,539,370
5.00%, 12/01/2049	1,900,000	2,098,854
5.75%, 12/01/2043	2,000,000	2,346,440
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	865,000	979,984
4.00%, 07/01/2050	775,000	884,988
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	369,334
Tender Option Bond Trust Receipts/Certificates
0.37%, 05/30/2022(1)(3)	3,220,000	3,220,000
0.38%, 07/01/2021(1)(3)	795,000	795,000

Total South Carolina		87,790,491

South Dakota – 0.11%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	764,137
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	956,344
5.00%, 11/01/2030	1,000,000	1,190,760
5.00%, 07/01/2033(1)	2,630,000	2,924,849
5.00%, 11/01/2042	145,000	154,933
5.00%, 11/01/2045	1,500,000	1,727,940

Total South Dakota		7,718,963

Tennessee – 1.24%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	937,155
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,018,220
5.00%, 10/01/2022	325,000	334,958
5.00%, 10/01/2030	500,000	517,860
5.00%, 10/01/2032	1,215,000	1,247,926
5.00%, 10/01/2035	2,260,000	2,302,985
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,028,876
5.00%, 07/01/2035	1,275,000	1,536,758
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,088,820
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,990,217
5.00%, 04/01/2024	1,000,000	1,124,440
5.00%, 04/01/2027	1,740,000	2,093,986
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000,000	1,076,170
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	179,158
5.50%, 07/01/2037	600,000	534,036
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,094,667
5.13%, 06/01/2036(3)	3,290,000	3,452,625
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,427,089
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	13,517,069
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	8,885,000	9,568,790
4.00%, 11/01/2049(1)	7,070,000	8,061,002
5.00%, 02/01/2027	2,725,000	3,342,403
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,738,250

Total Tennessee		89,213,460

Texas – 8.89%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	5,050,200
1.95%, 04/01/2036(1)	7,000,000	7,004,830
2.50%, 11/01/2021(1)	15,000,000	15,184,200
Alamo Community College District
4.00%, 02/15/2021	715,000	725,024
4.00%, 02/15/2022	665,000	699,540
4.00%, 02/15/2023	1,000,000	1,088,770

Atascosa County Industrial Development Corp.
5.00%, 12/15/2025	600,000	719,850
5.00%, 12/15/2026	600,000	733,824
5.00%, 12/15/2028	1,505,000	1,896,556
5.00%, 12/15/2030	1,550,000	2,006,087
5.00%, 12/15/2032	2,700,000	3,416,445
5.00%, 12/15/2034	2,600,000	3,258,996
5.00%, 12/15/2036	2,780,000	3,460,627
5.00%, 12/15/2037	1,435,000	1,785,628
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	505,383
5.00%, 08/01/2028	310,000	395,380
5.00%, 08/01/2031	300,000	376,683
5.00%, 08/01/2031	580,000	728,254
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	244,910
5.00%, 01/01/2025	150,000	145,674
5.00%, 01/01/2028	400,000	410,848
5.00%, 01/01/2029	425,000	433,734
5.00%, 01/01/2030	720,000	695,383
5.00%, 01/01/2032	1,700,000	1,734,476
5.00%, 01/01/2034	730,000	703,786
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,574,354
5.00%, 10/01/2025	1,780,000	2,055,882
5.00%, 10/01/2026	1,400,000	1,637,986
5.00%, 10/01/2028	1,925,000	2,243,761
5.00%, 10/01/2030	2,175,000	2,493,572
5.00%, 10/01/2033	2,000,000	2,243,700
5.00%, 10/01/2034	2,000,000	2,236,200
5.00%, 10/01/2036	1,000,000	1,110,380
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,116,990
5.00%, 05/01/2024	1,000,000	1,160,250
5.00%, 05/01/2025	1,000,000	1,201,150
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	299,376
5.25%, 12/01/2035	525,000	576,954
Board of Regents of the University of Texas System
2.50%, 08/15/2036(1)	2,630,000	2,663,401
4.00%, 08/15/2036	10,785,000	11,791,456
5.00%, 08/15/2021	505,000	526,362
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,117,750
4.00%, 01/01/2036	500,000	577,095
4.00%, 01/01/2037	620,000	713,099
5.00%, 01/01/2022	500,000	528,000
5.00%, 01/01/2024	175,000	199,475
5.00%, 01/01/2025	225,000	264,865
5.00%, 01/01/2028	300,000	356,526
5.00%, 01/01/2031	500,000	641,665
5.00%, 01/01/2032	500,000	638,110
5.00%, 01/01/2034	1,475,000	1,698,108
5.00%, 01/01/2040	2,250,000	2,592,675
5.00%, 01/01/2046	1,600,000	1,830,528
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,810,175
5.00%, 08/15/2042	1,400,000	1,561,098
City of Arlington TX
4.00%, 08/15/2029	960,000	1,214,803
City of Arlington TX Special Tax Revenue
5.00%, 02/15/2045	530,000	537,770
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,399,156
5.00%, 11/15/2044	255,000	284,736
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,061,270
5.00%, 02/15/2024	1,055,000	1,220,403
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	645,418
5.00%, 10/01/2031	800,000	986,480
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,746,353
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,115,490

City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	877,100
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,200,031
5.00%, 03/01/2025	750,000	898,785
5.00%, 03/01/2029	1,000,000	1,255,590
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,022,040
5.00%, 07/01/2027	1,625,000	1,687,497
5.00%, 07/01/2027	3,000,000	3,795,030
5.00%, 07/15/2027	2,325,000	2,414,326
5.00%, 07/01/2029	1,000,000	1,250,000
5.00%, 07/01/2031	1,750,000	2,152,097
5.00%, 07/01/2032	1,750,000	2,136,382
5.00%, 07/15/2035	800,000	803,384
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	220,318
5.00%, 11/15/2023	225,000	258,390
5.00%, 05/15/2028	410,000	476,371
5.00%, 11/15/2030	2,005,000	2,641,868
5.00%, 11/15/2033	400,000	493,328
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,233,812
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,462,360
5.00%, 07/01/2028	1,750,000	2,170,193
5.00%, 07/01/2030	1,000,000	1,247,070
City of San Antonio TX Electric & Gas Systems Revenue
1.75%, 02/01/2049(1)	4,000,000	4,177,440
2.00%, 02/01/2033(1)	1,115,000	1,126,741
3.00%, 12/01/2045(1)	5,150,000	5,171,888
5.00%, 02/01/2030	1,000,000	1,277,700
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,972,707
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	4,750,000	5,424,595
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,760,935
4.00%, 08/15/2036	2,580,000	3,051,185
5.00%, 08/15/2033	2,985,000	3,825,546
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,084,650
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,895,340
5.00%, 02/15/2031	1,280,000	1,564,429
County of Harris TX
5.00%, 10/01/2027	5,000,000	6,477,850
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,017,980
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	397,047
1.25%, 02/15/2036(1)	1,190,000	1,211,503
2.13%, 02/15/2040(1)	10,000,000	10,161,500
5.00%, 02/15/2027	470,000	577,216
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	655,952
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,292,377
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930,000	2,289,752
4.00%, 11/01/2035	3,870,000	4,572,482
5.00%, 11/01/2031	2,310,000	3,059,872
5.00%, 11/01/2032	1,600,000	1,768,400
5.00%, 11/01/2037	10,100,000	10,610,555
5.00%, 11/01/2038	3,110,000	3,267,210
5.00%, 11/01/2042	8,710,000	9,150,290
5.00%, 11/01/2044	300,000	320,637
Dallas Independent School District
5.00%, 02/15/2036(1)	85,000	90,565
5.00%, 02/15/2036	1,045,000	1,113,416
5.00%, 02/15/2036(1)	2,175,000	2,317,397
5.00%, 02/15/2036(1)	2,180,000	2,320,545
Denton Independent School District
0.00%, 08/15/2025	500,000	488,740
2.00%, 08/01/2044(1)	5,275,000	5,575,833

El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,335,159
5.00%, 08/15/2029	50,000	52,654
Forney Independent School District
5.00%, 02/15/2030	710,000	938,400
5.00%, 02/15/2031	1,000,000	1,314,840
5.00%, 02/15/2032	1,345,000	1,755,386
Fort Bend Independent School District
0.88%, 08/01/2050(1)	1,875,000	1,890,075
1.50%, 08/01/2042(1)	940,000	949,588
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	479,911
5.00%, 02/15/2026	1,365,000	1,697,582
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,732,928
5.00%, 10/01/2031	2,630,000	3,379,866
5.00%, 10/01/2033	1,205,000	1,532,097
5.00%, 10/01/2034	1,500,000	1,902,735
5.00%, 10/01/2052(1)	9,610,000	10,795,009
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	680,631
5.00%, 07/01/2042	25,000	27,014
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250,000	2,271,937
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,618,122
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2021	1,100,000	1,132,538
5.00%, 01/01/2043	180,000	183,627
5.00%, 07/01/2049(1)	1,290,000	1,418,523
5.00%, 07/01/2049(1)	1,480,000	1,746,844
5.00%, 07/01/2049(1)	5,000,000	6,244,850
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	3,016,348
Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,163,400
2.40%, 06/01/2030(1)	7,000,000	7,098,840
4.00%, 06/01/2039(1)	4,415,000	4,827,361
5.00%, 02/15/2030	1,000,000	1,226,340
Irving Hospital Authority
5.00%, 10/15/2035	625,000	730,700
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,296,200
5.00%, 11/01/2035	1,000,000	1,152,240
5.25%, 11/01/2040	3,015,000	3,021,422
Lower Colorado River Authority
5.00%, 05/15/2021	800,000	823,504
5.00%, 05/15/2022	565,000	608,251
5.00%, 05/15/2022	1,025,000	1,103,464
5.00%, 05/15/2026	1,000,000	1,237,140
5.00%, 05/15/2036	1,425,000	1,800,074
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,124,491
Mission Economic Development Corp.
0.50%, 01/01/2026(1)	1,105,000	1,105,254
0.50%, 05/01/2050(1)	1,955,000	1,955,450
4.63%, 10/01/2031(3)	3,955,000	4,182,848
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	55,989
5.00%, 09/15/2033	270,000	301,126
5.00%, 09/15/2034	55,000	61,212
5.00%, 09/15/2035	1,145,000	1,270,503
5.00%, 09/15/2036	75,000	82,973
5.00%, 09/15/2037	1,245,000	1,374,555
5.00%, 09/15/2038	125,000	137,748
5.00%, 09/15/2043	380,000	415,108
5.00%, 09/15/2048	1,070,000	1,163,315
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	852,136
5.00%, 08/15/2026	200,000	247,248
5.00%, 08/15/2027	375,000	475,474
5.00%, 04/01/2029	1,000,000	1,009,570
5.00%, 08/15/2030	3,500,000	4,346,090

5.00%, 04/01/2031	335,000	321,493
5.00%, 10/01/2031	160,000	167,070
5.00%, 11/01/2031	1,750,000	1,939,473
5.00%, 10/01/2034	185,000	189,407
5.00%, 07/01/2035	2,100,000	1,743,000
5.00%, 04/01/2036	820,000	765,601
5.00%, 04/01/2037	1,310,000	1,278,141
5.00%, 10/01/2039	250,000	252,460
5.00%, 11/01/2040	1,100,000	1,192,268
5.00%, 07/01/2047	1,075,000	892,250
5.00%, 04/01/2048	1,250,000	1,118,100
5.00%, 07/01/2058	275,000	308,531
5.25%, 10/01/2049	575,000	581,360
5.50%, 11/15/2052	250,000	202,823
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	578,437
North East Independent School District
1.42%, 08/01/2040(1)	440,000	441,672
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025,000	1,320,046
5.00%, 06/01/2028	1,050,000	1,339,506
5.00%, 06/01/2029	600,000	760,818
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	259,395
5.00%, 01/01/2025	860,000	1,014,748
5.00%, 01/01/2030	75,000	89,682
5.00%, 01/01/2030	6,250,000	7,080,875
5.00%, 01/01/2031	105,000	125,000
5.00%, 01/01/2031	500,000	599,180
5.00%, 01/01/2031	1,100,000	1,371,216
5.00%, 01/01/2031	1,900,000	2,148,007
5.00%, 01/01/2032	1,100,000	1,364,176
5.00%, 01/01/2033	500,000	601,325
5.00%, 01/01/2033	1,250,000	1,541,600
5.00%, 01/01/2033	3,150,000	3,660,773
5.00%, 01/01/2034	1,400,000	1,719,970
5.00%, 01/01/2035	1,500,000	1,838,025
5.00%, 01/01/2036	550,000	647,323
5.00%, 01/01/2039	170,000	198,665
5.00%, 01/01/2040	2,000,000	2,160,660
5.50%, 09/01/2041	5,840,000	6,125,226
Northside Independent School District
0.70%, 01/06/2050(1)	23,475,000	23,446,361
1.60%, 08/01/2049(1)	15,030,000	15,618,575
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,592,111
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,454,774
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	289,485
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,910,700
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,066,470
Port Beaumont Navigation District
4.00%, 01/01/2050(3)	1,035,000	1,036,149
Port of Port Arthur Navigation District
0.19%, 04/01/2040(1)	700,000	700,000
0.40%, 11/01/2040(1)	15,000,000	15,000,000
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	986,629
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,356,160
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400,000	469,224
4.00%, 09/01/2032	400,000	464,788
4.00%, 09/01/2033	425,000	489,247
4.00%, 09/01/2034	355,000	407,348
4.00%, 09/01/2035	225,000	256,961
4.00%, 09/01/2036	700,000	796,271
5.00%, 09/01/2028	350,000	434,217
5.00%, 09/01/2029	345,000	434,051
5.00%, 09/01/2030	300,000	382,041

State of Texas
1.85%, 08/01/2029(1)	1,155,000	1,156,086
2.25%, 08/01/2029(1)	2,435,000	2,438,945
4.00%, 08/01/2021	1,240,000	1,278,552
4.00%, 10/01/2032	1,200,000	1,342,080
5.00%, 08/01/2025	2,035,000	2,306,734
5.00%, 08/01/2026	1,000,000	1,178,230
5.00%, 04/01/2027	5,000,000	6,198,950
5.00%, 04/01/2039	10,000,000	11,672,000
5.50%, 08/01/2026	1,000,000	1,279,150
5.50%, 08/01/2032	1,000,000	1,271,920
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	320,973
5.00%, 07/01/2026	1,775,000	2,176,470
5.00%, 11/15/2035	1,015,000	895,606
5.00%, 11/15/2035	1,750,000	1,834,333
5.00%, 11/15/2037	4,400,000	5,132,380
5.00%, 11/15/2040	1,650,000	1,851,812
5.00%, 11/15/2040	1,800,000	1,868,994
5.00%, 11/15/2045	1,175,000	951,950
5.00%, 11/15/2046	1,615,000	1,797,156
5.75%, 12/01/2054	530,708	537,963
Tender Option Bond Trust Receipts/Certificates
0.47%, 04/01/2059(1)(3)	3,300,000	3,300,000
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,575,517
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,652,723	1,779,239
3.50%, 03/01/2051	6,765,000	7,648,644
4.00%, 03/01/2050	1,755,000	2,007,615
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	494,609
5.25%, 12/15/2025	3,000,000	3,642,240
6.25%, 12/15/2026	7,385,000	8,710,238
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,375,250
5.00%, 12/15/2032	3,000,000	3,203,850
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	923,330
5.00%, 09/01/2034	945,000	948,421
5.00%, 09/01/2035	1,200,000	1,204,344
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500,000	2,890,850
4.00%, 12/31/2033	2,040,000	2,342,532
4.00%, 06/30/2036	1,175,000	1,333,343
5.00%, 12/31/2050	2,410,000	2,569,566
5.00%, 12/31/2055	2,755,000	2,932,312
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,994,646
Texas State University System
5.00%, 03/15/2026	800,000	992,528
5.00%, 03/15/2029	610,000	764,934
5.00%, 03/15/2032	1,325,000	1,635,713
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	660,762
0.00%, 08/01/2037	725,000	382,735
0.00%, 08/01/2038	800,000	399,600
0.00%, 08/01/2039	710,000	335,851
0.00%, 08/01/2040	1,500,000	669,900
5.00%, 08/01/2057	2,930,000	3,342,720
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,737,057
Texas Water Development Board
4.00%, 08/01/2034	5,090,000	6,299,944
4.00%, 08/01/2035	5,400,000	6,653,016
5.00%, 04/15/2028	1,500,000	1,963,455
5.00%, 10/15/2028	2,370,000	3,142,265
5.00%, 04/15/2029	2,000,000	2,664,780
5.00%, 10/15/2029	4,100,000	5,529,096
5.00%, 04/15/2030	2,000,000	2,716,020
5.00%, 10/15/2030	3,060,000	4,205,725
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	55,000	55,189
University of Houston
5.00%, 02/15/2030	860,000	1,041,090

Uptown Development Authority
5.00%, 09/01/2033	715,000	822,572
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	580,596
4.00%, 12/01/2031	560,000	621,393
4.00%, 12/01/2032	580,000	641,352
4.00%, 12/01/2033	605,000	666,928

Total Texas		637,612,762

Utah – 0.29%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,182,980
5.00%, 07/01/2026	1,700,000	2,059,057
5.00%, 07/01/2026	3,000,000	3,633,630
5.00%, 07/01/2030	1,000,000	1,232,190
5.00%, 07/01/2042	2,500,000	2,888,050
5.25%, 07/01/2048	3,000,000	3,548,730
State of Utah
5.00%, 07/01/2023	1,760,000	1,993,939
Utah Charter School Finance Authority
4.50%, 06/15/2027(3)	1,000,000	1,086,000
Utah Transit Authority
4.00%, 12/15/2031	2,880,000	3,207,485

Total Utah		20,832,061

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,117,950
5.00%, 10/15/2029	890,000	976,419
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	916,232
5.00%, 06/15/2026	500,000	582,755
5.00%, 06/15/2027	700,000	809,641

Total Vermont		4,402,997

Virgin Islands – 0.05%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,220,440

Total Virgin Islands		3,220,440

Virginia – 1.51%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905,000	1,141,458
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,636,705
5.00%, 07/01/2046	3,985,000	4,513,172
5.00%, 07/01/2051	1,345,000	1,514,887
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,810,915
County of Botetourt VA
4.75%, 07/01/2023	60,000	61,721
6.00%, 07/01/2034	1,500,000	1,631,085
County of Loudoun VA
5.00%, 12/01/2023	825,000	950,796
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290,000	1,347,418
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,246,275
5.00%, 05/15/2044	975,000	1,091,756
Franklin County Industrial Development Authority
3.00%, 10/15/2023	2,000,000	2,004,080
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	554,875
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,120,000	1,126,608
5.00%, 07/01/2047	2,080,000	2,090,546
Mizuho Floater/Residual Trust
0.67%, 09/01/2033(1)(3)(6)	1,335,000	1,335,000
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870,000	3,870,464
5.00%, 01/01/2046	240,000	244,298
5.00%, 01/01/2049	500,000	513,415
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	837,104
5.00%, 04/01/2031	400,000	467,184
5.00%, 04/01/2032	700,000	810,873
5.00%, 04/01/2033	350,000	402,552
5.00%, 04/01/2034	925,000	1,057,932

Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	54,414
5.00%, 06/15/2030	150,000	176,038
5.00%, 06/15/2033	150,000	173,414
5.00%, 06/15/2034	500,000	576,710
Tender Option Bond Trust Receipts/Certificates
0.47%, 10/01/2059(1)(3)	3,400,000	3,400,000
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	595,050
Virginia College Building Authority
5.00%, 02/01/2023	700,000	778,960
5.00%, 09/01/2023	1,000,000	1,138,320
5.00%, 02/01/2024	2,475,000	2,869,540
5.00%, 02/01/2026	1,000,000	1,242,860
5.00%, 02/01/2030	1,500,000	1,936,275
5.00%, 07/01/2030(3)	500,000	515,285
5.00%, 02/01/2034	1,000,000	1,329,820
5.00%, 07/01/2045(3)	500,000	501,240
5.00%, 07/01/2045(3)	1,000,000	1,002,480
5.25%, 07/01/2035(3)	1,000,000	1,028,220
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,070,200
5.00%, 09/15/2023	2,500,000	2,852,700
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,123,500
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,143,261
5.00%, 08/01/2022	1,490,000	1,622,342
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,726,993
5.00%, 08/01/2022	3,275,000	3,565,231
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,035,230
5.00%, 01/01/2040	3,540,000	3,653,138
5.00%, 01/01/2040	4,135,000	4,267,155
5.00%, 01/01/2044	1,000,000	1,030,050
5.00%, 01/01/2048(1)(3)	500,000	508,945
5.00%, 07/01/2049	3,970,000	4,084,217
5.00%, 12/31/2049	3,105,000	3,477,414
5.00%, 12/31/2052	880,000	986,075
5.00%, 12/31/2056	4,455,000	4,983,630
5.50%, 01/01/2042	6,590,000	6,898,873
Wise County Industrial Development Authority
0.75%, 10/01/2040(1)	3,000,000	2,995,350
1.20%, 11/01/2040(1)	3,285,000	3,342,356
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	621,816

Total Virginia		108,568,221

Washington – 3.57%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,098,200
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,521,940
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,149,821
Chelan County Public Utility District No 1
4.00%, 07/01/2035	750,000	922,260
City of Kent WA
5.00%, 12/01/2027	695,000	868,291
City of Seattle WA Municipal Light & Power Revenue
0.61% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,016,750
4.00%, 01/01/2032	3,385,000	4,050,999
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	820,611
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	565,740
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	450,674
5.00%, 01/01/2023	375,000	415,361
5.00%, 01/01/2023	750,000	830,722
5.00%, 01/01/2024	395,000	455,767
County of King WA Sewer Revenue
5.00%, 01/01/2047	29,000,000	33,359,280

East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	835,508
5.00%, 12/01/2031	925,000	1,203,138
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,310,160
5.00%, 07/01/2028	15,000,000	19,814,100
5.00%, 07/01/2034	6,890,000	9,246,656
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	6,054,730
King County Housing Authority
4.00%, 06/01/2026	450,000	521,842
4.00%, 06/01/2027	620,000	730,906
4.00%, 06/01/2028	1,115,000	1,327,608
4.00%, 06/01/2029	840,000	1,012,007
4.00%, 06/01/2030	400,000	485,200
4.00%, 06/01/2031	650,000	783,256
4.00%, 11/01/2031	1,640,000	1,998,438
4.00%, 06/01/2032	625,000	747,619
4.00%, 11/01/2032	1,705,000	2,062,590
4.00%, 06/01/2033	500,000	594,260
4.00%, 06/01/2034	525,000	621,563
4.00%, 06/01/2035	735,000	863,015
5.00%, 11/01/2027	1,000,000	1,273,220
5.00%, 11/01/2028	1,430,000	1,857,341
5.00%, 11/01/2029	750,000	993,682
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,300,685
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	2,025,520
5.00%, 12/01/2036	3,205,000	4,042,595
5.00%, 12/01/2037	1,425,000	1,792,123
5.00%, 12/01/2038	865,000	1,084,822
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,345,440
Port of Seattle WA
5.00%, 07/01/2024	595,000	660,527
5.00%, 04/01/2029	5,050,000	6,382,240
5.00%, 04/01/2030	2,000,000	2,262,700
5.00%, 04/01/2034	1,000,000	1,118,990
5.00%, 04/01/2036	3,130,000	3,804,139
5.00%, 01/01/2037	3,500,000	4,251,940
Seattle Housing Authority
0.28%, 06/01/2040(1)	650,000	650,000
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,760,413
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,432,393
State of Washington
5.00%, 09/01/2021	2,670,000	2,787,453
5.00%, 08/01/2027	235,000	296,648
5.00%, 08/01/2027	550,000	673,123
5.00%, 08/01/2028	235,000	296,648
5.00%, 08/01/2030	235,000	295,108
5.00%, 08/01/2030	1,830,000	2,330,798
5.00%, 06/01/2034	660,000	842,728
5.00%, 07/01/2036	1,505,000	1,935,159
Tender Option Bond Trust Receipts/Certificates
0.27%, 03/01/2028(1)(3)	3,000,000	3,000,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	891,243
5.00%, 12/01/2031	1,100,000	1,432,750
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	557,910
5.00%, 06/01/2024	1,000,000	1,115,250
Washington Health Care Facilities Authority
1.17% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,049,100
5.00%, 08/15/2022	1,200,000	1,299,408
5.00%, 08/15/2023	650,000	734,760
5.00%, 10/01/2024	465,000	504,344
5.00%, 07/01/2025	360,000	427,896
5.00%, 08/01/2028	1,005,000	1,261,235
5.00%, 07/01/2029	115,000	142,709
5.00%, 07/01/2030	410,000	504,452
5.00%, 08/01/2030	3,500,000	4,421,900
5.00%, 08/15/2030	1,000,000	1,138,010

5.00%, 08/15/2031	845,000	957,165
5.00%, 09/01/2031	185,000	241,447
5.00%, 08/15/2032	480,000	540,744
5.00%, 09/01/2032	180,000	233,127
5.00%, 09/01/2033	225,000	289,703
5.00%, 07/01/2034	105,000	126,860
5.00%, 09/01/2034	450,000	577,580
5.00%, 09/01/2035	365,000	466,320
5.00%, 10/01/2038	11,320,000	12,663,118
5.00%, 07/01/2042	2,415,000	2,852,091
5.00%, 08/01/2049(1)	10,000,000	11,619,000
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000,000	1,098,470
4.00%, 05/01/2050	950,000	1,035,538
5.00%, 05/01/2025	100,000	115,834
5.00%, 05/01/2026	375,000	444,458
5.00%, 05/01/2028	420,000	516,188
5.00%, 05/01/2029	180,000	224,532
5.00%, 10/01/2029	1,855,000	2,077,396
5.00%, 10/01/2033	735,000	804,884
Washington State Housing Finance Commission
0.67% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,021,800
1.55%, 07/01/2022(1)	10,000,000	10,151,400
2.38%, 01/01/2026(3)	600,000	578,790
3.70%, 07/01/2030	5,000,000	5,729,950
4.00%, 07/01/2026(3)	1,055,000	1,074,602
5.00%, 01/01/2024(3)	180,000	191,545
5.00%, 01/01/2025(3)	375,000	405,188
5.00%, 01/01/2026(3)	300,000	327,243
5.00%, 07/01/2031(3)	1,000,000	1,058,860
5.00%, 07/01/2053(3)	400,000	398,052
5.00%, 01/01/2055(3)	775,000	803,861
Washington State University
5.00%, 04/01/2029	1,285,000	1,462,716
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,312,590

Total Washington		256,117,466

West Virginia – 0.17%
County of Putnam WV
0.33%, 05/01/2021(1)	355,000	355,000
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	205,970
5.75%, 06/01/2043(3)	200,000	206,680
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,457,880
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,689,851
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	900,000	926,982
5.38%, 12/01/2038	885,000	891,487
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	768,248
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	753,283
5.00%, 07/01/2024	500,000	586,675
5.00%, 07/01/2032	940,000	1,153,201

Total West Virginia		11,995,257

Wisconsin – 1.74%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	699,202
5.00%, 11/15/2032	500,000	612,010
Public Finance Authority
0.45%, 10/01/2025(1)	7,000,000	7,000,420
3.00%, 04/01/2025(3)	425,000	421,464
4.00%, 08/01/2035(6)	6,250,000	5,959,813
4.13%, 05/01/2026(3)	750,000	758,595
5.00%, 06/01/2022	175,000	188,244
5.00%, 06/01/2023	195,000	218,258
5.00%, 06/01/2024	200,000	231,958
5.00%, 06/01/2025	450,000	538,785
5.00%, 12/01/2025	1,000,000	1,154,960
5.00%, 06/01/2026	385,000	472,068
5.00%, 06/01/2027	410,000	511,606
5.00%, 05/15/2028(3)	200,000	214,404

5.00%, 05/01/2029(3)	2,330,000	2,161,331
5.00%, 06/15/2034	500,000	585,755
5.00%, 07/01/2035	5,000,000	6,236,850
5.00%, 01/01/2037	500,000	619,075
5.00%, 06/15/2037(3)	1,130,000	1,158,679
5.00%, 07/01/2037	825,000	883,971
5.00%, 01/01/2038	350,000	431,876
5.00%, 06/15/2039(3)	410,000	422,886
5.00%, 06/15/2039	500,000	574,345
5.00%, 04/01/2040(3)	400,000	428,736
5.00%, 01/01/2042	600,000	555,546
5.00%, 10/01/2043(3)	170,000	174,163
5.00%, 10/01/2048(3)	735,000	748,575
5.00%, 06/15/2049(3)	420,000	428,102
5.00%, 06/15/2049(3)	750,000	765,982
5.00%, 06/15/2049	1,100,000	1,240,129
5.00%, 04/01/2050(3)	550,000	580,640
5.00%, 10/01/2053(3)	1,305,000	1,324,758
5.00%, 06/15/2054(3)	455,000	462,639
5.00%, 05/01/2055(3)	3,400,000	2,899,282
5.00%, 07/01/2055	550,000	565,972
5.20%, 06/01/2037	500,000	494,700
5.25%, 05/15/2037(3)	500,000	531,590
5.25%, 05/15/2042(3)	60,000	63,356
5.25%, 10/01/2043	2,105,000	2,215,765
5.25%, 05/15/2047(3)	60,000	63,004
5.25%, 10/01/2048	2,105,000	2,200,314
5.25%, 05/15/2052(3)	115,000	120,420
5.30%, 06/01/2047	500,000	483,330
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,249,420
5.00%, 05/01/2023	4,000,000	4,492,200
5.00%, 05/01/2024	7,470,000	8,730,936
5.00%, 05/01/2025	5,335,000	6,462,019
5.00%, 05/01/2034	2,400,000	2,921,976
Tender Option Bond Trust Receipts/Certificates
0.32%, 01/01/2026(1)(3)	9,000,000	9,000,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,197,592
Wisconsin Health & Educational Facilities Authority
0.37%, 02/15/2053(1)	3,500,000	3,500,000
0.77% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,005,160
2.55%, 11/01/2027	390,000	385,999
2.83%, 11/01/2028	605,000	605,278
4.00%, 02/15/2025	270,000	311,931
4.00%, 02/15/2026	510,000	597,909
4.00%, 02/15/2031	460,000	539,290
4.00%, 02/15/2033	550,000	644,804
5.00%, 05/01/2022	550,000	585,398
5.00%, 10/01/2022	330,000	355,763
5.00%, 12/01/2022	560,000	613,586
5.00%, 11/01/2024	155,000	164,046
5.00%, 04/01/2025	2,000,000	2,377,040
5.00%, 04/01/2026	1,000,000	1,223,400
5.00%, 02/15/2027	300,000	366,156
5.00%, 04/01/2027	1,700,000	2,133,840
5.00%, 10/01/2027	580,000	714,659
5.00%, 04/01/2028	900,000	1,155,771
5.00%, 10/01/2028	700,000	876,575
5.00%, 11/01/2029	760,000	822,844
5.00%, 04/01/2030	1,670,000	2,123,856
5.00%, 12/15/2033	1,450,000	1,843,240
5.00%, 09/01/2036	400,000	454,948
5.00%, 09/15/2037	650,000	664,164
5.00%, 09/15/2050	645,000	658,997
5.00%, 08/15/2054(1)	1,260,000	1,336,898
Wisconsin Housing & Economic Development Authority
1.55%, 11/01/2038(1)	1,750,000	1,751,680
1.60%, 11/01/2048(1)	6,000,000	6,071,460
3.50%, 09/01/2050	2,490,000	2,771,569

Total Wisconsin		125,113,962

Total Municipal Bonds (Cost: $6,775,169,100)		7,016,518,624

	Shares	Value
SHORT-TERM INVESTMENTS – 3.58%
Money Market Funds – 3.50%
Fidelity Institutional Money Market Government Fund - Class I, 0.03%(5)	250,962,090	250,962,090

Total Money Market Funds (Cost: $250,962,090)		250,962,090

	Principal Amount	Value
Time Deposits – 0.08%
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2020	$5,480,504	5,480,504
Sumitomo, Tokyo, 0.01% due 10/01/2020	504,099	504,099

Total Time Deposits (Cost: $5,984,603)		5,984,603

Total Short-Term Investments (Cost: $256,946,693)		256,946,693

TOTAL INVESTMENTS IN SECURITIES – 101.42% (Cost: $7,032,115,793)		7,273,465,317

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.42)%		(101,725,465)

TOTAL NET ASSETS – 100.00%		$7,171,739,852

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $278,198,111, which represents 3.88% of total net assets.

(4)	Security in default as of September 30, 2020. The value of these securities totals $17,441,907, which represents 0.24% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at September 30, 2020. The value of the restricted security totals $20,494,813, which represents 0.29% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	8.22%
General Obligation	16.74%
General Revenue	28%
Healthcare	14.46%
Housing	4.44%
Transportation	16.69%
Utilities	9.29%

Total Municipal Bonds	97.84%

SHORT-TERM INVESTMENTS	3.58%

TOTAL INVESTMENTS	101.42%
Liabilities In Excess Of Other Assets	-1.42%

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.14%
Communication Services – 10.59%
Activision Blizzard, Inc.	26,151	$2,116,923
Alphabet, Inc. - Class A(1)	245,733	360,146,285
Alphabet, Inc. - Class C(1)	193,307	284,083,967
Altice USA, Inc. - Class A(1)	26,450	687,700
Cable One, Inc.	461	869,183
Charter Communications, Inc. - Class A(1)	11,786	7,358,471
Electronic Arts, Inc.(1)	452,788	59,048,083
Facebook, Inc. - Class A(1)	1,513,011	396,257,581
IAC/InterActiveCorp(1)	6,637	794,980
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	880	29,190
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,839	60,834
Live Nation Entertainment, Inc.(1)	12,432	669,836
Match Group, Inc.(1)	1,412,886	156,335,836
Netflix, Inc.(1)	256,460	128,237,694
Nexstar Media Group, Inc. - Class A	2,408	216,551
Pinterest, Inc. - Class A(1)	29,223	1,213,047
Roku, Inc. - Class A(1)	9,186	1,734,317
Sirius XM Holdings, Inc.	64,873	347,719
Spotify Technology SA(1)	149,212	36,194,355
Take-Two Interactive Software, Inc.(1)	8,986	1,484,667
Tencent Holdings Ltd.	588,675	39,761,105
Walt Disney Co.	358,893	44,531,443
World Wrestling Entertainment, Inc. - Class A	4,195	169,772
Zillow Group, Inc. - Class A(1)	578	58,690
Zillow Group, Inc. - Class C(1)	1,362	138,366
Zynga, Inc. - Class A(1)	63,346	577,716

Total Communication Services		1,523,124,311

Consumer Discretionary – 15.84%
Alibaba Group Holding Ltd. - ADR(1)	102,603	30,163,230
Amazon.com, Inc.(1)	178,791	562,964,585
Aptiv Plc	361,412	33,134,252
AutoZone, Inc.(1)	1,198	1,410,813
Best Buy Co., Inc.	3,621	402,981
Booking Holdings, Inc.(1)	3,545	6,064,361
Bright Horizons Family Solutions, Inc.(1)	3,576	543,695
Burlington Stores, Inc.(1)	5,094	1,049,823
CarMax, Inc.(1)	1,115	102,480
Carvana Co. - Class A(1)	4,777	1,065,558
Chegg, Inc.(1)	10,502	750,263
Chewy, Inc. - Class A(1)	381,394	20,911,833
Chipotle Mexican Grill, Inc. - Class A(1)	2,425	3,015,997
Dollar General Corp.	420,703	88,187,763
Dollar Tree, Inc.(1)	809,742	73,961,834
Domino’s Pizza, Inc.	3,412	1,451,055
Dunkin’ Brands Group, Inc.	5,975	489,412
eBay, Inc.	52,931	2,757,705
Etsy, Inc.(1)	10,335	1,257,046
Expedia Group, Inc.	1,384	126,899
Five Below, Inc.(1)	4,714	598,678
Floor & Decor Holdings, Inc. - Class A(1)	8,088	604,982
Frontdoor, Inc.(1)	1,314	51,128
GrubHub, Inc.(1)	807	58,370
H&R Block, Inc.	12,395	201,915
Home Depot, Inc.	492,956	136,898,811
Kering SA	61,459	40,768,382
Las Vegas Sands Corp.	12,289	573,405
Lowe’s Companies, Inc.	648,666	107,587,743
Lululemon Athletica, Inc.(1)	219,800	72,395,526
Mattel, Inc.(1)	16,766	196,162
McDonald’s Corp.	789,176	173,216,240
MercadoLibre, Inc.(1)	51,015	55,222,717
NIKE, Inc. - Class B	2,070,494	259,929,817
NVR, Inc.(1)	31	126,577
Ollie’s Bargain Outlet Holdings, Inc.(1)	4,272	373,159

O’Reilly Automotive, Inc.(1)	6,361	2,932,930
Peloton Interactive, Inc. - Class A(1)	218,114	21,645,633
Planet Fitness, Inc. - Class A(1)	4,160	256,339
Polaris Industries, Inc.	547	51,604
Pool Corp.	3,409	1,140,447
Ross Stores, Inc.	640,420	59,763,994
Starbucks Corp.	1,024,550	88,029,336
Tempur Sealy International, Inc.(1)	3,122	278,451
Tesla, Inc.(1)	552,323	236,952,090
TJX Companies, Inc.	84,535	4,704,373
Tractor Supply Co.	10,015	1,435,550
Ulta Beauty, Inc.(1)	4,374	979,689
Vail Resorts, Inc.	292	62,479
VF Corp.	1,732	121,673
Vroom, Inc.(1)	1,605	83,107
Wayfair, Inc. - Class A(1)	5,304	1,543,517
Wendy’s Co.	15,068	335,941
Williams-Sonoma, Inc.	953	86,189
Wynn Resorts Ltd.	2,210	158,700
Yum China Holdings, Inc.	2,274	120,408
Yum! Brands, Inc.	1,948,995	177,943,244

Total Consumer Discretionary		2,277,240,891

Consumer Staples – 3.54%
Altria Group, Inc.	70,549	2,726,013
Beyond Meat, Inc.(1)	3,614	600,141
Boston Beer, Inc. - Class A(1)	771	681,071
Brown-Forman Corp. - Class A	3,295	226,301
Brown-Forman Corp. - Class B	13,555	1,020,963
Campbell Soup Co.	7,800	377,286
Church & Dwight Co., Inc.	21,495	2,014,297
Clorox Co.	7,730	1,624,614
Coca-Cola Co.	2,480,711	122,472,702
Costco Wholesale Corp.	33,956	12,054,380
Energizer Holdings, Inc.	4,499	176,091
Estee Lauder Companies, Inc. - Class A	17,304	3,776,598
Grocery Outlet Holding Corp.(1)	3,394	133,452
Herbalife Nutrition Ltd.(1)	1,078	50,289
Hershey Co.	9,806	1,405,592
Kellogg Co.	7,299	471,443
Kimberly-Clark Corp.	382,288	56,448,646
Lamb Weston Holdings, Inc.	3,080	204,112
McCormick & Co., Inc.	6,064	1,177,022
Mondelez International, Inc. - Class A	1,491,845	85,706,495
Monster Beverage Corp.(1)	32,257	2,587,011
PepsiCo, Inc.	349,939	48,501,545
Pilgrim’s Pride Corp.(1)	749	11,209
Procter & Gamble Co.	1,166,867	162,182,844
Reynolds Consumer Products, Inc.	1,218	37,295
Sprouts Farmers Market, Inc.(1)	9,080	190,044
Sysco Corp.	30,024	1,868,093

Total Consumer Staples		508,725,549

Energy – 0.44%
Cheniere Energy, Inc.(1)	20,209	935,070
ConocoPhillips	1,896,721	62,288,318
Equitrans Midstream Corp.	4,197	35,507

Total Energy		63,258,895

Financials – 5.16%
Alleghany Corp.	60	31,227
American Express Co.	756,104	75,799,426
Aon Plc - Class A	20,046	4,135,490
Apollo Global Management, Inc. - Class A	7,098	317,635
Ares Management Corp. - Class A	8,963	362,284
Axis Capital Holdings Ltd.	708	31,180
Bank of America Corp.	5,950,971	143,358,891
Brown & Brown, Inc.	936	42,373
Carlyle Group, Inc.	1,116	27,532
CBOE Global Markets, Inc.	2,121	186,097
Charles Schwab Corp.	1,170,416	42,404,172
Commerce Bancshares, Inc.	691,236	38,909,674
Credit Acceptance Corp.(1)	61	20,657
Erie Indemnity Co. - Class A	1,221	256,752

FactSet Research Systems, Inc.	3,267	1,094,053
Goldman Sachs Group, Inc.	70,988	14,266,458
Intercontinental Exchange, Inc.	1,958,237	195,921,612
JPMorgan Chase & Co.	902,893	86,921,509
LendingTree, Inc.(1)	657	201,627
Lincoln National Corp.	2,183	68,393
LPL Financial Holdings, Inc.	567	43,472
MarketAxess Holdings, Inc.	3,237	1,558,907
Marsh & McLennan Companies, Inc.	687,864	78,898,001
Moody’s Corp.	14,158	4,103,696
Morningstar, Inc.	1,523	244,609
MSCI, Inc. - Class A	7,087	2,528,500
Primerica, Inc.	2,183	246,985
Progressive Corp.	14,667	1,388,525
RenaissanceRe Holdings Ltd.	1,466	248,839
Rocket Cos, Inc. - Class A(1)	2,684	53,492
S&P Global, Inc.	130,937	47,215,882
SLM Corp.	7,900	63,911
T Rowe Price Group, Inc.	4,937	633,022
Tradeweb Markets, Inc. - Class A	6,377	369,866
Virtu Financial, Inc. - Class A	5,101	117,374

Total Financials		742,072,123

Healthcare – 18.18%
10X Genomics, Inc. - Class A(1)	4,958	618,163
Abbott Laboratories	1,904,757	207,294,704
AbbVie, Inc.	144,328	12,641,689
ABIOMED, Inc.(1)	3,802	1,053,382
ACADIA Pharmaceuticals, Inc.(1)	9,995	412,294
Acceleron Pharma, Inc.(1)	3,944	443,818
Adaptive Biotechnologies Corp.(1)	6,500	316,095
Agilent Technologies, Inc.	2,333	235,493
Agios Pharmaceuticals, Inc.(1)	793	27,755
Alexion Pharmaceuticals, Inc.(1)	2,746	314,225
Align Technology, Inc.(1)	6,771	2,216,555
Alnylam Pharmaceuticals, Inc.(1)	10,050	1,463,280
Amedisys, Inc.(1)	2,763	653,256
AmerisourceBergen Corp. - Class A	6,084	589,661
Amgen, Inc.	51,276	13,032,308
Anthem, Inc.	5,613	1,507,596
AstraZeneca Plc - ADR	919,549	50,391,285
Avantor, Inc.(1)	38,485	865,528
Baxter International, Inc.	18,461	1,484,634
Becton Dickinson & Co.	593,487	138,092,555
Berkeley Lights, Inc.(1)	467	35,660
Biogen, Inc.(1)	4,151	1,177,556
BioMarin Pharmaceutical, Inc.(1)	14,379	1,093,954
Bio-Techne Corp.	3,095	766,724
Bluebird Bio, Inc.(1)	2,646	142,752
Boston Scientific Corp.(1)	1,507,196	57,589,959
Bristol-Myers Squibb Co.	71,634	4,318,814
Bruker Corp.	4,010	159,397
Cardinal Health, Inc.	25,603	1,202,061
Centene Corp.(1)	14,820	864,451
Cerner Corp.	26,679	1,928,625
Change Healthcare, Inc.(1)	16,279	236,208
Charles River Laboratories International, Inc.(1)	3,770	853,716
Chemed Corp.	1,356	651,355
Cigna Corp.	8,560	1,450,150
Cooper Companies, Inc.	555	187,102
Danaher Corp.	1,450,926	312,427,896
DaVita, Inc.(1)	1,265	108,347
DexCom, Inc.(1)	8,026	3,308,558
Edwards Lifesciences Corp.(1)	53,752	4,290,485
Eli Lilly & Co.	73,440	10,870,589
Encompass Health Corp.	3,515	228,405
Exact Sciences Corp.(1)	11,285	1,150,506
Exelixis, Inc.(1)	9,536	233,155
Global Blood Therapeutics, Inc.(1)	5,349	294,944
Guardant Health, Inc.(1)	6,540	731,041
Haemonetics Corp.(1)	3,913	341,409
HCA Healthcare, Inc.	12,036	1,500,648

Hill-Rom Holdings, Inc.	713	59,543
Hologic, Inc.(1)	15,713	1,044,443
Horizon Therapeutics Plc(1)	15,545	1,207,536
Humana, Inc.	166,797	69,035,610
ICU Medical, Inc.(1)	532	97,228
IDEXX Laboratories, Inc.(1)	7,351	2,889,752
Illumina, Inc.(1)	454,185	140,379,500
Immunomedics, Inc.(1)	18,079	1,537,257
Incyte Corp.(1)	15,632	1,402,816
Insulet Corp.(1)	5,681	1,344,068
Intuitive Surgical, Inc.(1)	235,938	167,407,449
Ionis Pharmaceuticals, Inc.(1)	5,874	278,721
Iovance Biotherapeutics, Inc.(1)	12,362	406,957
IQVIA Holdings, Inc.(1)	270,533	42,644,117
Johnson & Johnson	1,581,275	235,420,222
Laboratory Corp. of America Holdings(1)	240,335	45,247,870
Livongo Health, Inc.(1)	4,832	676,722
Masimo Corp.(1)	4,197	990,744
McKesson Corp.	10,394	1,547,978
Medtronic Plc	1,565,587	162,695,801
Merck & Co., Inc.	192,366	15,956,760
Mettler-Toledo International, Inc.(1)	1,913	1,847,480
Moderna, Inc.(1)	24,807	1,755,095
Molina Healthcare, Inc.(1)	3,316	606,961
Neurocrine Biosciences, Inc.(1)	8,091	778,031
Novocure Ltd.(1)	8,711	969,621
Oak Street Health, Inc.(1)	696	37,194
Penumbra, Inc.(1)	2,790	542,320
PerkinElmer, Inc.	1,923	241,356
Pfizer, Inc.	2,886,935	105,950,514
PPD, Inc.(1)	8,797	325,401
PRA Health Sciences, Inc.(1)	4,624	469,059
Quidel Corp.(1)	3,215	705,307
Reata Pharmaceuticals, Inc. - Class A(1)	1,939	188,897
Regeneron Pharmaceuticals, Inc.(1)	180,988	101,313,463
Repligen Corp.(1)	4,569	674,110
ResMed, Inc.	12,420	2,129,161
Royalty Pharma Plc - Class A	2,940	123,686
Sage Therapeutics, Inc.(1)	346	21,147
Sarepta Therapeutics, Inc.(1)	109,746	15,411,631
Seattle Genetics, Inc.(1)	10,528	2,060,224
STERIS Plc	364	64,133
Stryker Corp.	9,816	2,045,360
Syneos Health, Inc. - Class A(1)	612	32,534
Tandem Diabetes Care, Inc.(1)	4,622	524,597
Teladoc Health, Inc.(1)	70,418	15,438,442
Teleflex, Inc.	2,552	868,752
Thermo Fisher Scientific, Inc.	568,412	250,965,266
UnitedHealth Group, Inc.	693,186	216,114,599
Varian Medical Systems, Inc.(1)	1,045	179,740
Veeva Systems, Inc. - Class A(1)	11,650	3,275,863
Vertex Pharmaceuticals, Inc.(1)	144,844	39,414,949
Waters Corp.(1)	414	81,012
West Pharmaceutical Services, Inc.	6,385	1,755,236
Zoetis, Inc. - Class A	684,996	113,277,789

Total Healthcare		2,614,258,767

Industrials – 5.36%
3M Co.	32,391	5,188,390
Allegion Plc	5,107	505,133
Allison Transmission Holdings, Inc.	6,671	234,419
Armstrong World Industries, Inc.	1,611	110,853
Axon Enterprise, Inc.(1)	5,391	488,964
BWX Technologies, Inc.	5,492	309,255
Carrier Global Corp.	27,502	839,911
Caterpillar, Inc.	186,822	27,864,501
CH Robinson Worldwide, Inc.	1,902	194,365
Cintas Corp.	6,758	2,249,265
Copart, Inc.(1)	17,810	1,872,900
CoreLogic, Inc.	223	15,090
CoStar Group, Inc.(1)	3,387	2,873,903
Donaldson Co., Inc.	1,195	55,472

Dun & Bradstreet Holdings, Inc.(1)	3,257	83,575
Equifax, Inc.	7,700	1,208,130
Expeditors International of Washington, Inc.	8,800	796,576
Fastenal Co.	40,270	1,815,774
Generac Holdings, Inc.(1)	4,927	954,064
Graco, Inc.	7,246	444,542
HEICO Corp.	3,170	331,772
HEICO Corp. - Class A	5,367	475,838
Honeywell International, Inc.	1,000,605	164,709,589
Huntington Ingalls Industries, Inc.	344	48,418
IAA, Inc.(1)	2,920	152,044
IHS Markit Ltd.	2,300,367	180,601,813
Illinois Tool Works, Inc.	12,119	2,341,512
JB Hunt Transport Services, Inc.	2,045	258,447
Landstar System, Inc.	2,669	334,933
Lincoln Electric Holdings, Inc.	2,221	204,421
Lockheed Martin Corp.	21,574	8,268,883
Mercury Systems, Inc.(1)	4,062	314,643
MSA Safety, Inc.	738	99,017
Nordson Corp.	3,999	767,088
Norfolk Southern Corp.	396,538	84,855,167
Northrop Grumman Corp.	12,512	3,947,411
Old Dominion Freight Line, Inc.	7,270	1,315,288
Quanta Services, Inc.	2,336	123,481
Rockwell Automation, Inc.	4,900	1,081,332
Rollins, Inc.	11,468	621,451
Roper Technologies, Inc.	1,233	487,171
Toro Co.	8,312	697,792
TransDigm Group, Inc.	999	474,645
TransUnion	14,861	1,250,256
Trex Co., Inc.(1)	9,980	714,568
Uber Technologies, Inc.(1)	1,114,374	40,652,364
Union Pacific Corp.	886,394	174,504,387
United Parcel Service, Inc. - Class B	40,508	6,749,848
Verisk Analytics, Inc. - Class A	13,764	2,550,607
Vertiv Holdings Co. - Class A(1)	18,211	315,415
Virgin Galactic Holdings, Inc.(1)	4,731	90,977
Waste Management, Inc.	367,972	41,643,391
WW Grainger, Inc.	2,862	1,021,076
XPO Logistics, Inc.(1)	415	35,134

Total Industrials		770,145,261

Information Technology – 34.13%
2U, Inc.(1)	1,583	53,600
Accenture Plc - Class A	283,699	64,113,137
Adobe, Inc.(1)	242,512	118,935,160
Advanced Micro Devices, Inc.(1)	94,395	7,739,446
Adyen NV(1)(2)	39,590	73,023,130
Akamai Technologies, Inc.(1)	11,363	1,256,066
Alteryx, Inc. - Class A(1)	4,661	529,257
Amphenol Corp. - Class A	477,600	51,709,752
Analog Devices, Inc.	980,112	114,418,275
Anaplan, Inc.(1)	11,420	714,664
ANSYS, Inc.(1)	7,444	2,435,900
Apple, Inc.	4,926,804	570,573,171
Applied Materials, Inc.	335,767	19,961,348
Arista Networks, Inc.(1)	4,205	870,141
Aspen Technology, Inc.(1)	5,518	698,524
Atlassian Corp. Plc - Class A(1)	173,290	31,502,389
Autodesk, Inc.(1)	658,863	152,203,942
Automatic Data Processing, Inc.	32,179	4,488,649
Avalara, Inc.(1)	7,030	895,200
BigCommerce Holdings, Inc.(1)	574	47,814
Bill.com Holdings, Inc.(1)	4,723	473,764
Black Knight, Inc.(1)	13,149	1,144,620
Booz Allen Hamilton Holding Corp. - Class A	11,719	972,443
Broadcom, Inc.	32,253	11,750,413
Broadridge Financial Solutions, Inc.	9,862	1,301,784
CACI International, Inc. - Class A(1)	365	77,803
Cadence Design Systems, Inc.(1)	23,973	2,556,241
CDK Global, Inc.	1,413	61,593
CDW Corp.	221,419	26,466,213

Ceridian HCM Holding, Inc.(1)	6,564	542,515
Cisco Systems, Inc.	1,840,767	72,507,812
Citrix Systems, Inc.	2,852	392,749
Cloudflare, Inc. - Class A(1)	9,168	376,438
Cognex Corp.	14,413	938,286
Cognizant Technology Solutions Corp. - Class A	3,159	219,298
Coherent, Inc.(1)	1,821	202,004
Coupa Software, Inc.(1)	203,895	55,916,165
Crowdstrike Holdings, Inc. - Class A(1)	263,943	36,244,653
Datadog, Inc. - Class A(1)	13,407	1,369,659
Dell Technologies, Inc. - Class C(1)	1,288	87,185
DocuSign, Inc. - Class A(1)	15,495	3,335,144
Dolby Laboratories, Inc. - Class A	586	38,840
Dropbox, Inc. - Class A(1)	21,014	404,730
Duck Creek Technologies, Inc.(1)	954	43,340
Dynatrace, Inc.(1)	15,767	646,762
Elastic NV(1)	5,604	604,616
Enphase Energy, Inc.(1)	9,052	747,605
Entegris, Inc.	10,939	813,205
EPAM Systems, Inc.(1)	4,625	1,495,170
Everbridge, Inc.(1)	3,061	384,860
Fair Isaac Corp.(1)	2,455	1,044,308
Fastly, Inc. - Class A(1)	6,845	641,240
Fidelity National Information Services, Inc.	271,723	40,000,343
FireEye, Inc.(1)	4,526	55,873
Fiserv, Inc.(1)	14,217	1,465,062
Five9, Inc.(1)	5,485	711,295
FleetCor Technologies, Inc.(1)	847,895	201,883,799
Fortinet, Inc.(1)	11,470	1,351,281
Gartner, Inc.(1)	7,563	944,997
Genpact Ltd.	6,669	259,758
Globant SA(1)	3,328	596,444
GoDaddy, Inc. - Class A(1)	14,443	1,097,235
Guidewire Software, Inc.(1)	1,442	150,357
HubSpot, Inc.(1)	3,634	1,061,964
Inphi Corp.(1)	4,247	476,726
Intuit, Inc.	347,177	113,252,609
IPG Photonics Corp.(1)	119	20,226
Jabil, Inc.	2,260	77,428
Jack Henry & Associates, Inc.	5,229	850,183
Jamf Holding Corp.(1)	891	33,511
Keysight Technologies, Inc.(1)	5,316	525,114
KLA Corp.	13,442	2,604,253
Lam Research Corp.	12,638	4,192,656
Leidos Holdings, Inc.	1,193	106,356
Lumentum Holdings, Inc.(1)	731	54,920
Manhattan Associates, Inc.(1)	4,762	454,723
Mastercard, Inc. - Class A	337,401	114,098,896
Maxim Integrated Products, Inc.	7,511	507,819
Medallia, Inc.(1)	7,484	205,211
Microchip Technology, Inc.	15,778	1,621,347
Microsoft Corp.	4,397,200	924,863,076
MKS Instruments, Inc.	3,485	380,667
MongoDB, Inc. - Class A(1)	4,337	1,004,059
Monolithic Power Systems, Inc.	3,821	1,068,390
Motorola Solutions, Inc.	1,586	248,701
nCino, Inc.(1)	492	39,203
NetApp, Inc.	10,276	450,500
New Relic, Inc.(1)	4,602	259,369
NortonLifeLock, Inc.	47,652	993,068
Nutanix, Inc. - Class A(1)	16,286	361,223
NVIDIA Corp.	258,689	140,007,661
Okta, Inc. - Class A(1)	9,968	2,131,657
Oracle Corp.	147,290	8,793,213
PagerDuty, Inc.(1)	6,260	169,709
Palo Alto Networks, Inc.(1)	109,888	26,895,088
Paychex, Inc.	21,984	1,753,664
Paycom Software, Inc.(1)	4,308	1,341,080
Paylocity Holding Corp.(1)	2,949	476,028
PayPal Holdings, Inc.(1)	1,311,680	258,440,310
Pegasystems, Inc.	3,056	369,898

Pluralsight, Inc. - Class A(1)	8,581	146,993
Proofpoint, Inc.(1)	4,775	504,001
PTC, Inc.(1)	9,027	746,713
Pure Storage, Inc. - Class A(1)	12,647	194,637
QUALCOMM, Inc.	98,123	11,547,115
RealPage, Inc.(1)	6,642	382,845
RingCentral, Inc. - Class A(1)	98,493	27,047,163
Salesforce.com, Inc.(1)	1,398,792	351,544,405
Science Applications International Corp.	684	53,639
ServiceNow, Inc.(1)	108,676	52,707,860
Shopify, Inc. - Class A(1)	108,435	110,925,752
Slack Technologies, Inc. - Class A(1)	32,722	878,913
Smartsheet, Inc. - Class A(1)	9,317	460,446
SolarEdge Technologies, Inc.(1)	4,264	1,016,324
Splunk, Inc.(1)	13,896	2,614,254
Square, Inc. - Class A(1)	32,156	5,226,958
SS&C Technologies Holdings, Inc.	4,292	259,752
StoneCo Ltd. - Class A(1)	15,486	819,055
Switch, Inc. - Class A	8,068	125,941
Synopsys, Inc.(1)	12,128	2,595,149
Teradata Corp.(1)	7,242	164,393
Teradyne, Inc.	14,263	1,133,338
Texas Instruments, Inc.	630,673	90,053,798
Trade Desk, Inc. - Class A(1)	65,713	34,090,590
Twilio, Inc. - Class A(1)	9,905	2,447,426
Tyler Technologies, Inc.(1)	3,452	1,203,229
Ubiquiti, Inc.	582	96,996
Universal Display Corp.	3,752	678,136
VeriSign, Inc.(1)	5,331	1,092,055
Visa, Inc. - Class A	2,441,899	488,306,543
VMware, Inc. - Class A(1)	6,905	992,041
Western Union Co.	7,233	155,003
WEX, Inc.(1)	340	47,250
Workday, Inc. - Class A(1)	1,176,850	253,175,740
Xilinx, Inc.	1,484,577	154,752,306
Zebra Technologies Corp. - Class A(1)	4,218	1,064,876
Zendesk, Inc.(1)	10,016	1,030,847
Zoom Video Communications, Inc. - Class A(1)	14,576	6,852,323
Zscaler, Inc.(1)	6,087	856,380

Total Information Technology		4,906,669,158

Materials – 3.69%
Air Products & Chemicals, Inc.	2,424	722,013
Amcor Plc	22,001	243,111
Avery Dennison Corp.	414,077	52,935,604
Ball Corp.	2,002,192	166,422,199
Berry Global Group, Inc.(1)	4,169	201,446
Crown Holdings, Inc.(1)	1,220	93,769
Ecolab, Inc.	636,253	127,148,799
FMC Corp.	2,332	246,982
Graphic Packaging Holding Co.	5,537	78,016
Linde Plc	615,977	146,682,603
NewMarket Corp.	499	170,818
Royal Gold, Inc.	4,063	488,251
RPM International, Inc.	9,321	772,152
Scotts Miracle-Gro Co.	3,287	502,615
Sherwin-Williams Co.	7,158	4,987,265
Vulcan Materials Co.	210,704	28,558,820
WR Grace & Co.	1,838	74,053

Total Materials		530,328,516

Real Estate – 2.21%
American Tower Corp.	38,383	9,278,323
Americold Realty Trust	1,812	64,779
Brookfield Property REIT, Inc. - Class A	3,999	48,948
CoreSite Realty Corp.	2,266	269,382
Crown Castle International Corp.	231,740	38,584,710
Equinix, Inc.	216,597	164,641,878
Equity LifeStyle Properties, Inc.	6,251	383,186
Extra Space Storage, Inc.	7,834	838,160
Iron Mountain, Inc.	14,318	383,579
Prologis, Inc.	993,242	99,940,010
Public Storage	8,609	1,917,396

SBA Communications Corp. - Class A	1,265	402,877
Simon Property Group, Inc.	20,713	1,339,717

Total Real Estate		318,092,945

Utilities – 0.00%(3)
NRG Energy, Inc.	7,713	237,097

Total Utilities		237,097

Total Common Stocks (Cost: $10,019,804,083)		14,254,153,513

SHORT-TERM INVESTMENTS – 0.84%
Money Market Funds – 0.36%
Goldman Sachs Financial Square Government Fund - Class I, 0.00%(4)	51,750,753	51,750,753

Total Money Market Funds (Cost: $51,750,753)		51,750,753

	Principal Amount	Value
Time Deposits – 0.48%
Bank of Montreal, London, 0.01% due 10/01/2020	$42,444,683	42,444,683
BBVA, Madrid, 0.01% due 10/01/2020	8,506,496	8,506,496
JP Morgan, New York, 0.01% due 10/01/2020	18,079,630	18,079,630

Total Time Deposits (Cost: $69,030,809)		69,030,809

Total Short-Term Investments (Cost: $120,781,562)		120,781,562

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $10,140,585,645)		14,374,935,075

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%		2,771,151

TOTAL NET ASSETS – 100.00%		$14,377,706,226

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $73,023,130, which represents 0.51% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.82%
Communication Services – 6.12%
Activision Blizzard, Inc.	16,670	$1,349,437
Alphabet, Inc. - Class A(1)	2,418	3,543,821
Alphabet, Inc. - Class C(1)	115,940	170,385,424
Altice USA, Inc. - Class A(1)	1,688,882	43,910,932
AT&T, Inc.	1,270,103	36,210,637
CenturyLink, Inc.	480,992	4,853,209
Charter Communications, Inc. - Class A(1)	519	324,032
Comcast Corp. - Class A	6,083,529	281,424,052
Discovery, Inc. - Class A(1)	5,577	121,411
Discovery, Inc. - Class C(1)	11,638	228,105
DISH Network Corp. - Class A(1)	8,782	254,941
Electronic Arts, Inc.(1)	371,210	48,409,496
Facebook, Inc. - Class A(1)	191,011	50,025,781
Fox Corp. - Class A	219,393	6,105,707
Fox Corp. - Class B	859,697	24,045,725
GCI Liberty, Inc. - Class A(1)	85,473	7,005,367
Interpublic Group of Companies, Inc.	13,886	231,480
John Wiley & Sons, Inc. - Class A	1,542	48,897
Liberty Broadband Corp. - Class A(1)	884	125,360
Liberty Broadband Corp. - Class C(1)	3,830	547,192
Liberty Media Corp.-Liberty Formula One - Class A(1)	893	29,924
Liberty Media Corp.-Liberty Formula One - Class C(1)	7,083	256,900
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,621	86,939
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5,481	181,311
Lions Gate Entertainment Corp. - Class A(1)	2,180	20,666
Lions Gate Entertainment Corp. - Class B(1)	4,090	35,665
Madison Square Garden Sports Corp. - Class A(1)	670	100,822
Madison Square Garden Entertainment Corp.(1)	730	49,998
New York Times Co. - Class A	5,818	248,952
News Corp. - Class A	1,744,632	24,459,741
News Corp. - Class B	4,334	60,589
Nexstar Media Group, Inc. - Class A	519	46,674
Omnicom Group, Inc.	7,731	382,685
Pinterest, Inc. - Class A(1)	2,442	101,367
Sirius XM Holdings, Inc.	16,772	89,898
Take-Two Interactive Software, Inc.(1)	301	49,731
TEGNA, Inc.	274,622	3,226,809
Telephone & Data Systems, Inc.	3,595	66,292
T-Mobile US, Inc.(1)	19,852	2,270,275
TripAdvisor, Inc.	3,592	70,367
Twitter, Inc.(1)	27,776	1,236,032
United States Cellular Corp.(1)	651	19,224
Verizon Communications, Inc.	913,973	54,372,254
ViacomCBS, Inc. - Class A	401	12,146
ViacomCBS, Inc. - Class B	274,634	7,692,498
Walt Disney Co.	204,218	25,339,369
Zillow Group, Inc. - Class A(1)	1,830	185,818
Zillow Group, Inc. - Class C(1)	4,520	459,187
Zynga, Inc. - Class A(1)	5,612	51,181

Total Communication Services		800,354,320

Consumer Discretionary – 11.83%
Aaron’s, Inc.	1,126,326	63,806,368
Advance Auto Parts, Inc.	312,360	47,947,260
Aptiv Plc	9,578	878,111
Aramark	2,109,850	55,805,533
AutoNation, Inc.(1)	1,771,491	93,765,019
AutoZone, Inc.(1)	351	413,352
Best Buy Co., Inc.	54,542	6,069,979
Booking Holdings, Inc.(1)	66,361	113,522,436
BorgWarner, Inc.	151,209	5,857,837
Bright Horizons Family Solutions, Inc.(1)	631	95,937
Brunswick Corp.	2,819	166,067
Burlington Stores, Inc.(1)	246	50,698
Capri Holdings Ltd.(1)	5,071	91,278
CarMax, Inc.(1)	5,482	503,851
Carnival Corp.	16,822	255,358
Carter’s, Inc.	1,531	132,554
Choice Hotels International, Inc.	1,243	106,848
Cie Generale des Etablissements Michelin SCA	433,489	46,533,995
Columbia Sportswear Co.	1,029	89,502
Compass Group Plc	833,581	12,521,864
Compass Group Plc - ADR	4,014,946	60,585,535
Darden Restaurants, Inc.	4,649	468,340
Dick’s Sporting Goods, Inc.	94,334	5,460,052
Dollar General Corp.	89,725	18,808,155

Dollar Tree, Inc.(1)	4,380	400,069
DR Horton, Inc.	12,002	907,711
Dunkin’ Brands Group, Inc.	434	35,549
eBay, Inc.	157,952	8,229,299
Expedia Group, Inc.	4,292	393,533
Extended Stay America, Inc.	6,323	75,560
Foot Locker, Inc.	129,314	4,271,241
Ford Motor Co.	141,056	939,433
Frontdoor, Inc.(1)	2,545	99,026
Gap, Inc.	6,523	111,087
Garmin Ltd.	5,444	516,418
General Motors Co.	461,893	13,667,414
Gentex Corp.	8,766	225,725
Genuine Parts Co.	5,113	486,604
Graham Holdings Co. - Class B	148	59,808
Grand Canyon Education, Inc.(1)	1,667	133,260
GrubHub, Inc.(1)	2,971	214,892
H&R Block, Inc.	2,048	33,362
Hanesbrands, Inc.	458,974	7,228,841
Harley-Davidson, Inc.	179,572	4,406,697
Hasbro, Inc.	4,546	376,045
Hilton Worldwide Holdings, Inc.	9,882	843,132
Home Depot, Inc.	286,406	79,537,810
Hyatt Hotels Corp. - Class A	1,249	66,659
Kohl’s Corp.	504,774	9,353,462
L Brands, Inc.	8,227	261,701
Las Vegas Sands Corp.	1,538,778	71,799,381
La-Z-Boy, Inc.	116,724	3,691,980
Lear Corp.	41,379	4,512,380
Leggett & Platt, Inc.	4,718	194,240
Lennar Corp. - Class A	870,113	71,070,830
Lennar Corp. - Class B	561	36,835
LKQ Corp.(1)	10,824	300,150
Lowe’s Companies, Inc.	317,273	52,622,900
Magna International, Inc.	36,000	1,647,000
Marriott International, Inc. - Class A	1,016,953	94,149,509
Marriott Vacations Worldwide Corp.	594,277	53,966,294
Mattel, Inc.(1)	1,037,849	12,142,833
McDonald’s Corp.	640,010	140,475,795
MGM Resorts International	2,520,122	54,812,654
Mohawk Industries, Inc.(1)	2,076	202,597
Newell Brands, Inc.	355,066	6,092,933
NIKE, Inc. - Class B	921,062	115,630,124
Nordstrom, Inc.	93,300	1,112,136
Norwegian Cruise Line Holdings Ltd.(1)	10,064	172,195
NVR, Inc.(1)	107	436,894
Ollie’s Bargain Outlet Holdings, Inc.(1)	218	19,042
Peloton Interactive, Inc. - Class A(1)	2,645	262,490
Penske Automotive Group, Inc.	92,211	4,394,776
Planet Fitness, Inc. - Class A(1)	1,237	76,224
Polaris, Inc.	1,862	175,661
PulteGroup, Inc.	167,535	7,755,195
PVH Corp.	50,957	3,039,075
Qurate Retail, Inc.	13,606	97,691
Ralph Lauren Corp. - Class A	54,498	3,704,229
Ross Stores, Inc.	2,386	222,662
Royal Caribbean Cruises Ltd.	6,391	413,689
SeaWorld Entertainment, Inc.(1)	2,513,506	49,566,338
Service Corp. International	6,215	262,149
ServiceMaster Global Holdings, Inc.(1)	4,727	188,513
Six Flags Entertainment Corp.	2,728	55,378
Skechers USA, Inc. - Class A(1)	4,779	144,421
Sleep Number Corp.(1)	55,824	2,730,352
Starbucks Corp.	17,849	1,533,586
Tapestry, Inc.	9,882	154,456
Target Corp.	72,910	11,477,492
Tempur Sealy International, Inc.(1)	437	38,976
Thor Industries, Inc.	1,971	187,757
Tiffany & Co.	4,329	501,515
TJX Companies, Inc.	1,691,070	94,108,046
Toll Brothers, Inc.	4,137	201,306
Ulta Beauty, Inc.(1)	135	30,237
Under Armour, Inc. - Class A(1)	6,728	75,555
Under Armour, Inc. - Class C(1)	6,773	66,646
Vail Resorts, Inc.	1,313	280,943
VF Corp.	11,020	774,155
Vroom, Inc.(1)	213	11,029
Wayfair, Inc. - Class A(1)	207	60,239
Whirlpool Corp.	57,205	10,519,427
Williams-Sonoma, Inc.	2,298	207,831
Wyndham Destinations, Inc.	3,002	92,342
Wyndham Hotels & Resorts, Inc.	3,277	165,489

Wynn Resorts Ltd.	2,634	189,148
Yum China Holdings, Inc.	13,441	711,701
Yum! Brands, Inc.	10,146	926,330

Total Consumer Discretionary		1,547,302,018

Consumer Staples – 8.21%
Albertsons Companies, Inc. - Class A(1)	1,240	17,174
Altria Group, Inc.	2,071,879	80,057,405
Archer-Daniels-Midland Co.	19,993	929,475
Beyond Meat, Inc.(1)	372	61,774
Brown-Forman Corp. - Class A	239	16,415
Brown-Forman Corp. - Class B	956	72,006
Bunge Ltd.	230,518	10,534,673
Campbell Soup Co.	3,161	152,898
Casey’s General Stores, Inc.	1,316	233,787
Clorox Co.	1,313	275,953
Coca-Cola Co.	2,516,281	124,228,793
Coca-Cola European Partners Plc	1,422,288	55,198,997
Colgate-Palmolive Co.	1,274,587	98,334,387
Conagra Brands, Inc.	1,028,733	36,736,055
Constellation Brands, Inc. - Class A	5,767	1,092,904
Costco Wholesale Corp.	134,360	47,697,800
Coty, Inc. - Class A	10,297	27,802
Diageo Plc - ADR	511,389	70,397,810
Edgewell Personal Care Co.(1)	88,016	2,453,886
Energizer Holdings, Inc.	456	17,848
Estee Lauder Companies, Inc. - Class A	841	183,548
Flowers Foods, Inc.	6,964	169,434
General Mills, Inc.	21,894	1,350,422
Grocery Outlet Holding Corp.(1)	1,158	45,533
Hain Celestial Group, Inc.(1)	2,907	99,710
Herbalife Nutrition Ltd.(1)	2,865	133,652
Hershey Co.	1,203	172,438
Hormel Foods Corp.	9,977	487,776
Ingredion, Inc.	70,709	5,351,257
J.M. Smucker Co.	87,848	10,148,201
Kellogg Co.	5,932	383,148
Keurig Dr Pepper, Inc.	13,936	384,634
Kimberly-Clark Corp.	205,172	30,295,698
Kraft Heinz Co.	320,185	9,589,541
Kroger Co.	341,891	11,593,524
Lamb Weston Holdings, Inc.	4,021	266,472
McCormick & Co., Inc.	1,955	379,465
Molson Coors Brewing Co. - Class B	128,449	4,310,748
Mondelez International, Inc. - Class A	79,509	4,567,792
Nu Skin Enterprises, Inc. - Class A	1,833	91,815
PepsiCo, Inc.	576,112	79,849,123
Philip Morris International, Inc.	1,809,970	135,729,650
Pilgrim’s Pride Corp.(1)	139,883	2,093,349
Post Holdings, Inc.(1)	2,277	195,822
Procter & Gamble Co.	823,080	114,399,889
Reynolds Consumer Products, Inc.	1,202	36,805
Seaboard Corp.	9	25,530
Spectrum Brands Holdings, Inc.	1,515	86,597
Sprouts Farmers Market, Inc.(1)	129,237	2,704,930
Swedish Match AB	297,803	24,350,380
Swedish Match AB - ADR	765,752	31,357,544
Sysco Corp.	4,994	310,727
TreeHouse Foods, Inc.(1)	1,975	80,047
Tyson Foods, Inc. - Class A	729,423	43,386,080
US Foods Holding Corp.(1)	7,851	174,449
Walgreens Boots Alliance, Inc.	293,883	10,556,277
Walmart, Inc.	137,344	19,215,799

Total Consumer Staples		1,073,095,648

Energy – 2.75%
Antero Midstream Corp.	10,356	55,612
Apache Corp.	13,494	127,788
Baker Hughes a GE Co. - Class A	23,464	311,837
Cabot Oil & Gas Corp.	14,011	243,231
Chevron Corp.	542,004	39,024,288
Cimarex Energy Co.	3,589	87,320
Concho Resources, Inc.	6,975	307,737
ConocoPhillips	178,671	5,867,556
Continental Resources, Inc.	2,672	32,812
Devon Energy Corp.	13,644	129,072
Diamondback Energy, Inc.	5,630	169,576
Enbridge, Inc.	693,720	20,256,624
EOG Resources, Inc.	1,318,959	47,403,387
EQT Corp.	9,110	117,792
Equitrans Midstream Corp.	13,240	112,010
Exxon Mobil Corp.	601,195	20,639,024
Halliburton Co.	886,295	10,679,855
Helmerich & Payne, Inc.	3,733	54,688

Hess Corp.	1,103,388	45,161,671
HollyFrontier Corp.	128,019	2,523,255
Kinder Morgan, Inc.	429,134	5,291,222
Marathon Oil Corp.	28,159	115,170
Marathon Petroleum Corp.	188,633	5,534,492
Murphy Oil Corp.	5,195	46,339
National Oilwell Varco, Inc.	13,866	125,626
Noble Energy, Inc.	17,016	145,487
Occidental Petroleum Corp.	318,040	3,183,580
ONEOK, Inc.	15,682	407,418
Parsley Energy, Inc. - Class A	10,755	100,667
Phillips 66	766,958	39,759,103
Pioneer Natural Resources Co.	42,644	3,666,958
Schlumberger Ltd.	121,833	1,895,722
Targa Resources Corp.	724,342	10,162,518
TC Energy Corp.	568,596	23,892,404
TOTAL SA - ADR	97,869	3,356,907
TOTAL SA	1,096,226	37,647,207
Valero Energy Corp.	681,260	29,512,183
Williams Companies, Inc.	44,005	864,698
WPX Energy, Inc.(1)	14,368	70,403

Total Energy		359,083,239

Financials – 16.99%
Affiliated Managers Group, Inc.	36,397	2,488,827
Aflac, Inc.	25,826	938,775
AGNC Investment Corp.	20,294	282,290
Alleghany Corp.	451	234,723
Allstate Corp.	102,451	9,644,737
Ally Financial, Inc.	13,353	334,760
American Express Co.	1,444,919	144,853,130
American Financial Group, Inc.	55,445	3,713,706
American International Group, Inc.	3,083,428	84,886,773
American National Group, Inc.	317	21,407
Ameriprise Financial, Inc.	73,221	11,284,088
Annaly Capital Management, Inc.	561,101	3,995,039
Apollo Global Management, Inc. - Class A	3,073	137,517
Arch Capital Group Ltd.(1)	2,624,152	76,756,446
Arthur J. Gallagher & Co.	6,728	710,342
Associated Banc-Corp.	5,416	68,350
Assurant, Inc.	2,130	258,390
Assured Guaranty Ltd.	101,243	2,174,700
Athene Holding Ltd. - Class A(1)	4,128	140,682
Axis Capital Holdings Ltd.	397,202	17,492,776
Bank of America Corp.	1,465,552	35,305,148
Bank of Hawaii Corp.	1,409	71,183
Bank of New York Mellon Corp.	1,181,015	40,556,055
Bank OZK	4,363	93,019
Berkshire Hathaway, Inc. - Class B(1)	841,937	179,282,065
BlackRock, Inc. - Class A	5,313	2,994,141
Blackstone Group, Inc.	271,134	14,153,195
BOK Financial Corp.	1,121	57,743
Brighthouse Financial, Inc.(1)	3,513	94,535
Brown & Brown, Inc.	7,977	361,119
Capital One Financial Corp.	142,366	10,230,421
Carlyle Group, Inc.	3,770	93,006
CBOE Global Markets, Inc.	3,060	268,484
Charles Schwab Corp.	195,690	7,089,849
Chubb Ltd.	1,279,250	148,546,510
Cincinnati Financial Corp.	5,352	417,295
Citigroup, Inc.	2,095,088	90,319,244
Citizens Financial Group, Inc.	389,563	9,848,153
CME Group, Inc. - Class A	12,811	2,143,408
CNA Financial Corp.	139,339	4,178,777
Comerica, Inc.	4,972	190,179
Commerce Bancshares, Inc.	3,594	202,306
Credit Acceptance Corp.(1)	337	114,122
Cullen/Frost Bankers, Inc.	2,001	127,964
Discover Financial Services	126,535	7,311,192
E*TRADE Financial Corp.	1,712,685	85,719,884
East West Bancorp, Inc.	5,038	164,944
Eaton Vance Corp.	3,957	150,960
Equitable Holdings, Inc.	776,435	14,162,174
Erie Indemnity Co. - Class A	384	80,748
Essent Group Ltd.	99,290	3,674,723
Evercore, Inc. - Class A	1,411	92,364
Everest Re Group Ltd.	33,379	6,593,688
Fidelity National Financial, Inc.	1,365,571	42,756,028
Fifth Third Bancorp	1,890,226	40,299,618
First American Financial Corp.	3,877	197,378
First Citizens BancShares, Inc. - Class A	241	76,826
First Hawaiian, Inc.	4,631	67,011
First Horizon National Corp.	19,532	184,187

First Republic Bank	6,088	663,957
FNB Corp.	512,476	3,474,587
Franklin Resources, Inc.	362,118	7,369,101
Globe Life, Inc.	3,749	299,545
GoHealth, Inc. - Class A(1)	1,565	20,384
Goldman Sachs Group, Inc.	712,673	143,225,893
Hanover Insurance Group, Inc.	1,353	126,073
Hartford Financial Services Group, Inc.	220,411	8,124,349
Huntington Bancshares, Inc.	36,102	331,055
Interactive Brokers Group, Inc. - Class A	2,577	124,546
Intercontinental Exchange, Inc.	12,630	1,263,631
Invesco Ltd.	13,475	153,750
Jefferies Financial Group, Inc.	3,386,463	60,956,334
JPMorgan Chase & Co.	858,241	82,622,861
Kemper Corp.	2,192	146,491
KeyCorp	631,138	7,529,476
KKR & Co., Inc. - Class Miscella	19,061	654,555
Lazard Ltd. - Class A	3,604	119,112
Lemonade, Inc.(1)	514	25,556
LendingTree, Inc.(1)	36	11,048
Lincoln National Corp.	147,565	4,623,211
Loews Corp.	803,053	27,906,092
LPL Financial Holdings, Inc.	2,584	198,115
M&T Bank Corp.	4,577	421,496
Markel Corp.(1)	493	480,034
Marsh & McLennan Companies, Inc.	789,875	90,598,663
Mercury General Corp.	976	40,377
MetLife, Inc.	1,193,134	44,348,791
MGIC Investment Corp.	12,068	106,922
Morgan Stanley	1,064,058	51,447,204
Morningstar, Inc.	124	19,916
Nasdaq, Inc.	4,090	501,884
Navient Corp.	2,506,803	21,182,485
New Residential Investment Corp.	14,806	117,708
New York Community Bancorp, Inc.	4,008,904	33,153,636
Northern Trust Corp.	431,834	33,670,097
Old Republic International Corp.	11,056	162,965
OneMain Holdings, Inc. - Class A	2,322	72,563
PacWest Bancorp	4,170	71,224
People’s United Financial, Inc.	15,114	155,825
Pinnacle Financial Partners, Inc.	2,640	93,958
PNC Financial Services Group, Inc.	681,371	74,889,487
Popular, Inc.	3,102	112,510
Primerica, Inc.	539	60,982
Principal Financial Group, Inc.	9,709	390,981
Progressive Corp.	15,020	1,421,943
Prospect Capital Corp.	522,995	2,630,665
Prosperity Bancshares, Inc.	3,190	165,338
Prudential Financial, Inc.	93,825	5,959,764
Radian Group, Inc.	223,750	3,268,988
Raymond James Financial, Inc.	179,435	13,055,691
Regions Financial Corp.	670,018	7,725,308
Reinsurance Group of America, Inc. - Class A	2,421	230,455
RenaissanceRe Holdings Ltd.	1,218	206,743
Rocket Companies, Inc. - Class A(1)	2,177	43,388
S&P Global, Inc.	3,561	1,284,097
Santander Consumer USA Holdings, Inc.	2,697	49,058
SEI Investments Co.	4,121	209,017
Signature Bank	1,859	154,278
SLM Corp.	4,029,722	32,600,451
Starwood Property Trust, Inc.	292,848	4,419,076
State Street Corp.	598,909	35,533,271
Sterling Bancorp	6,907	72,662
SVB Financial Group(1)	1,837	442,019
Synchrony Financial	2,359,219	61,740,761
Synovus Financial Corp.	5,225	110,613
T Rowe Price Group, Inc.	6,115	784,065
TCF Financial Corp.	5,391	125,934
TD Ameritrade Holding Corp.	9,280	363,312
TFS Financial Corp.	2,082	30,585
Tradeweb Markets, Inc. - Class A	440	25,520
Travelers Companies, Inc.	9,101	984,637
Truist Financial Corp.	48,612	1,849,687
Umpqua Holdings Corp.	7,860	83,473
Unum Group	7,265	122,270
US Bancorp	1,428,165	51,199,715
Virtu Financial, Inc. - Class A	239	5,499
Voya Financial, Inc.	72,047	3,453,213
Webster Financial Corp.	3,199	84,486
Wells Fargo & Co.	4,487,497	105,501,054
Western Alliance Bancorp	130,633	4,130,615
White Mountains Insurance Group Ltd.	108	84,132

Willis Towers Watson Plc	313,342	65,432,076
Wintrust Financial Corp.	2,040	81,702
WR Berkley Corp.	4,976	304,282
Zions Bancorp N.A.	201,217	5,879,561

Total Financials		2,222,605,938

Healthcare – 13.13%
Abbott Laboratories	38,447	4,184,187
AbbVie, Inc.	931,312	81,573,618
Acadia Healthcare Co., Inc.(1)	3,140	92,567
Acceleron Pharma, Inc.(1)	98	11,028
Agilent Technologies, Inc.	10,223	1,031,910
Agios Pharmaceuticals, Inc.(1)	1,984	69,440
Alexion Pharmaceuticals, Inc.(1)	116,843	13,370,344
Alkermes Plc(1)	5,640	93,455
AmerisourceBergen Corp. - Class A	2,709	262,556
Amgen, Inc.	247,320	62,858,851
Anthem, Inc.	337,754	90,717,347
Baxter International, Inc.	683,164	54,940,049
Becton Dickinson & Co.	127,752	29,725,335
Berkeley Lights, Inc.(1)	202	15,425
Biogen, Inc.(1)	24,077	6,830,163
BioMarin Pharmaceutical, Inc.(1)	600	45,648
Bio-Rad Laboratories, Inc. - Class A(1)	755	389,172
Bio-Techne Corp.	81	20,066
Bluebird Bio, Inc.(1)	1,275	68,786
Boston Scientific Corp.(1)	51,580	1,970,872
Bristol Myers Squibb Co.	425,974	25,681,972
Bruker Corp.	2,122	84,349
Cardinal Health, Inc.	106,452	4,997,921
Catalent, Inc.(1)	5,895	504,966
Centene Corp.(1)	14,678	856,168
Change Healthcare, Inc.(1)	2,295	33,300
Charles River Laboratories International, Inc.(1)	199	45,064
Cigna Corp.	9,576	1,622,270
Cooper Companies, Inc.	1,566	527,930
CVS Health Corp.	1,579,647	92,251,385
Danaher Corp.	367,157	79,059,917
DaVita, Inc.(1)	73,270	6,275,576
Dentsply Sirona, Inc.	7,814	341,706
Elanco Animal Health, Inc.(1)	14,288	399,064
Encompass Health Corp.	1,908	123,982
Envista Holdings Corp.(1)	1,707,763	42,147,591
Exact Sciences Corp.(1)	696	70,957
Exelixis, Inc.(1)	6,916	169,096
Fresenius Medical Care AG & Co. KGaA	965,919	81,655,646
Gilead Sciences, Inc.	421,195	26,615,312
GlaxoSmithKline Plc - ADR	136,841	5,150,695
GlaxoSmithKline Plc	460,587	8,634,857
Globus Medical, Inc. - Class A(1)	2,648	131,129
Haemonetics Corp.(1)	119	10,383
HCA Healthcare, Inc.	72,060	8,984,441
Henry Schein, Inc.(1)	5,095	299,484
Hill-Rom Holdings, Inc.	2,104	175,705
Hologic, Inc.(1)	487,979	32,435,964
Horizon Therapeutics Plc(1)	486	37,752
Humana, Inc.	95,634	39,581,956
ICU Medical, Inc.(1)	508	92,842
Integra LifeSciences Holdings Corp.(1)	2,550	120,411
Ionis Pharmaceuticals, Inc.(1)	2,372	112,551
IQVIA Holdings, Inc.(1)	4,222	665,514
Jazz Pharmaceuticals Plc(1)	76,503	10,908,563
Johnson & Johnson	1,178,635	175,475,179
Laboratory Corp. of America Holdings(1)	3,340	628,822
LivaNova Plc(1)	495,617	22,406,845
McKesson Corp.	41,382	6,163,021
Medtronic Plc	2,324,543	241,566,509
Merck & Co., Inc.	1,334,697	110,713,116
Mettler-Toledo International, Inc.(1)	51	49,253
Molina Healthcare, Inc.(1)	694	127,030
Mylan NV(1)	18,430	273,317
Nektar Therapeutics - Class A(1)	6,087	100,983
Oak Street Health, Inc.(1)	348	18,597
PerkinElmer, Inc.	3,207	402,511
Perrigo Co. Plc	4,882	224,133
Pfizer, Inc.	1,678,547	61,602,675
PPD, Inc.(1)	725	26,818
PRA Health Sciences, Inc.(1)	336	34,084
Premier, Inc. - Class A	2,199	72,193
QIAGEN NV(1)	8,038	420,066
Quest Diagnostics, Inc.	4,779	547,148
Reata Pharmaceuticals, Inc. - Class A(1)	89	8,670
Regeneron Pharmaceuticals, Inc.(1)	7,572	4,238,654

Royalty Pharma Plc - Class A	1,894	79,681
Sage Therapeutics, Inc.(1)	1,693	103,476
Sanofi - ADR	1,450,669	72,780,064
Sanofi SA	22,321	2,236,829
Select Medical Holdings Corp.(1)	99,900	2,079,918
STERIS Plc	2,845	501,261
Stryker Corp.	8,444	1,759,476
Syneos Health, Inc. - Class A(1)	1,996	106,107
Tandem Diabetes Care, Inc.(1)	228	25,878
Teladoc Health, Inc.(1)	253	55,468
Teleflex, Inc.	616	209,699
Thermo Fisher Scientific, Inc.	5,876	2,594,372
United Therapeutics Corp.(1)	1,551	156,651
UnitedHealth Group, Inc.	545,520	170,076,770
Universal Health Services, Inc. - Class B	56,113	6,005,213
Varian Medical Systems, Inc.(1)	2,835	487,620
Waters Corp.(1)	2,025	396,252
Zimmer Biomet Holdings, Inc.	96,015	13,071,482
Zoetis, Inc. - Class A	1,617	267,403

Total Healthcare		1,717,170,482

Industrials – 16.43%
3M Co.	6,908	1,106,523
Acuity Brands, Inc.	1,405	143,802
ADT, Inc.	3,999	32,672
AECOM(1)	1,278,783	53,504,281
AGCO Corp.	84,953	6,309,459
Air Lease Corp. - Class A	2,445,123	71,935,519
Airbus SE	116,674	8,461,855
Airbus SE - ADR	2,767,911	50,182,226
Alaska Air Group, Inc.	166,098	6,084,170
Allegion Plc	1,153	114,043
Allison Transmission Holdings, Inc.	92,691	3,257,162
AMERCO	319	113,558
American Airlines Group, Inc.	17,986	221,048
AMETEK, Inc.	8,285	823,529
AO Smith Corp.	4,742	250,378
Armstrong World Industries, Inc.	1,073	73,833
Atkore International Group, Inc.(1)	113,180	2,572,581
AZEK Co., Inc. - Class A(1)	1,304	45,392
Boeing Co.	186,787	30,868,420
BWX Technologies, Inc.	787,428	44,340,071
Canadian National Railway Co.	795,715	84,711,819
Carlisle Companies, Inc.	1,931	236,296
Carrier Global Corp.	20,268	618,985
Caterpillar, Inc.	68,447	10,208,870
CH Robinson Worldwide, Inc.	3,994	408,147
Cintas Corp.	360	119,819
Clean Harbors, Inc.(1)	1,839	103,039
Colfax Corp.(1)	3,540	111,014
Copa Holdings SA - Class A	1,120	56,381
CoreLogic, Inc.	2,685	181,694
Crane Co.	89,028	4,462,974
CSX Corp.	27,527	2,138,022
Cummins, Inc.	53,712	11,341,826
Curtiss-Wright Corp.	54,179	5,052,734
Deere & Co.	653,861	144,915,213
Delta Air Lines, Inc.	168,152	5,142,088
Donaldson Co., Inc.	4,069	188,883
Dover Corp.	5,254	569,218
Dun & Bradstreet Holdings, Inc.(1)	1,645	42,211
Eaton Corp. Plc	14,417	1,470,966
Emerson Electric Co.	954,486	62,585,647
Equifax, Inc.	1,116	175,100
Expeditors International of Washington, Inc.	2,296	207,834
Fastenal Co.	3,869	174,453
FedEx Corp.	631,267	158,776,276
Flowserve Corp.	83,269	2,272,411
Fortive Corp.	10,636	810,570
Fortune Brands Home & Security, Inc.	4,922	425,851
FTI Consulting, Inc.(1)	1,305	138,291
Gates Industrial Corp. Plc(1)	1,963	21,829
Generac Holdings, Inc.(1)	192	37,179
General Dynamics Corp.	861,652	119,278,486
General Electric Co.	6,223,646	38,773,315
Graco, Inc.	2,951	181,044
GrafTech International Ltd.	2,442	16,703
Greenbrier Companies, Inc.	88,286	2,595,608
HD Supply Holdings, Inc.(1)	180,688	7,451,573
HEICO Corp.	313	32,759
HEICO Corp. - Class A	545	48,320
Hexcel Corp.	2,979	99,945
Hillenbrand, Inc.	94,708	2,685,919

Honeywell International, Inc.	496,359	81,705,655
Howmet Aerospace, Inc.	14,108	235,886
Hubbell, Inc. - Class B	1,931	264,238
Huntington Ingalls Industries, Inc.	35,680	5,021,960
IAA, Inc.(1)	3,656	190,368
IDEX Corp.	2,754	502,357
IHS Markit Ltd.	6,596	517,852
Illinois Tool Works, Inc.	6,332	1,223,406
Ingersoll Rand, Inc.(1)	12,386	440,942
ITT, Inc.	3,089	182,405
Jacobs Engineering Group, Inc.	522,742	48,494,775
JB Hunt Transport Services, Inc.	473,478	59,838,150
JetBlue Airways Corp.(1)	380,885	4,315,427
Johnson Controls International Plc	322,037	13,155,211
Kansas City Southern	3,390	613,014
Kirby Corp.(1)	2,129	77,006
Knight-Swift Transportation Holdings, Inc. - Class A	4,467	181,807
L3Harris Technologies, Inc.	190,148	32,294,736
Landstar System, Inc.	256	32,125
Lennox International, Inc.	1,236	336,946
Lincoln Electric Holdings, Inc.	1,170	107,687
Lockheed Martin Corp.	166,093	63,660,125
Lyft, Inc. - Class A(1)	8,888	244,864
Macquarie Infrastructure Corp.	2,624	70,559
ManpowerGroup, Inc.	2,069	151,720
Masco Corp.	9,583	528,311
MasTec, Inc.(1)	69,111	2,916,484
Mercury Systems, Inc.(1)	363	28,118
Middleby Corp.(1)	1,968	176,549
Moog, Inc. - Class A	49,588	3,150,326
MSA Safety, Inc.	1,012	135,780
MSC Industrial Direct Co., Inc. - Class A	1,596	100,995
Nielsen Holdings Plc	1,003,079	14,223,660
Nordson Corp.	376	72,124
Norfolk Southern Corp.	9,268	1,983,259
Northrop Grumman Corp.	267,047	84,250,658
nVent Electric Plc	126,749	2,242,190
Old Dominion Freight Line, Inc.	481	87,023
Oshkosh Corp.	74,987	5,511,544
Otis Worldwide Corp.	421,462	26,307,658
Owens Corning	1,099,977	75,689,417
PACCAR, Inc.	124,478	10,615,484
Parker-Hannifin Corp.	4,630	936,834
Pentair Plc	5,899	269,997
Quanta Services, Inc.	1,254,606	66,318,473
Raytheon Technologies Corp.	2,634,165	151,569,854
Regal Beloit Corp.	1,511	141,838
Republic Services, Inc. - Class A	7,624	711,700
Robert Half International, Inc.	3,990	211,231
Rockwell Automation, Inc.	2,131	470,269
Rollins, Inc.	662	35,874
Roper Technologies, Inc.	3,238	1,279,366
Ryder System, Inc.	1,872	79,073
Schneider National, Inc. - Class B	2,107	52,106
Sensata Technologies Holding Plc(1)	5,514	237,874
Snap-on, Inc.	120,874	17,784,192
Southwest Airlines Co.	21,366	801,225
Spirit AeroSystems Holdings, Inc. - Class A	3,746	70,837
Stanley Black & Decker, Inc.	451,623	73,253,251
Stericycle, Inc.(1)	297,647	18,769,620
Teledyne Technologies, Inc.(1)	1,311	406,685
Textron, Inc.	104,740	3,780,067
Timken Co.	2,405	130,399
Toro Co.	378	31,733
Trane Technologies Plc	8,635	1,046,994
TransDigm Group, Inc.	1,453	690,349
TransUnion	604	50,815
Trinity Industries, Inc.	138,127	2,693,476
Uber Technologies, Inc.(1)	11,569	422,037
Union Pacific Corp.	523,772	103,114,994
United Airlines Holdings, Inc.(1)	10,372	360,427
United Parcel Service, Inc. - Class B	892,170	148,662,287
United Rentals, Inc.(1)	42,090	7,344,705
Univar Solutions, Inc.(1)	243,484	4,110,010
Valmont Industries, Inc.	749	93,011
Virgin Galactic Holdings, Inc.(1)	301	5,788
Wabtec Corp.	787,419	48,725,488
Waste Management, Inc.	13,271	1,501,879
Watsco, Inc.	1,164	271,084
Woodward, Inc.	1,988	159,358
WW Grainger, Inc.	423	150,914
XPO Logistics, Inc.(1)	3,083	261,007
Xylem, Inc.	6,394	537,863

Total Industrials		2,148,733,619

Information Technology – 10.53%
2U, Inc.(1)	1,773	60,034
Accenture Plc - Class A	315,868	71,383,009
Advanced Micro Devices, Inc.(1)	2,923	239,657
Akamai Technologies, Inc.(1)	1,006	111,203
Alliance Data Systems Corp.	1,672	70,191
Amdocs Ltd.	73,473	4,218,085
Amphenol Corp. - Class A	4,202	454,950
Analog Devices, Inc.	11,668	1,362,122
Apple, Inc.	333,776	38,654,599
Applied Materials, Inc.	535,013	31,806,523
Arista Networks, Inc.(1)	373	77,185
Arrow Electronics, Inc.(1)	77,287	6,079,395
Aspen Technology, Inc.(1)	164	20,761
Autodesk, Inc.(1)	2,668	616,335
Automatic Data Processing, Inc.	344,340	48,031,987
Avnet, Inc.	3,503	90,517
Broadcom, Inc.	209,824	76,443,080
CACI International, Inc. - Class A(1)	744	158,591
CDK Global, Inc.	3,800	165,642
Ceridian HCM Holding, Inc.(1)	1,127	93,147
Ciena Corp.(1)	63,342	2,514,044
Cirrus Logic, Inc.(1)	2,087	140,768
Cisco Systems, Inc.	3,068,546	120,870,027
Citrix Systems, Inc.	3,207	441,636
Cognizant Technology Solutions Corp. - Class A	852,038	59,148,478
Coherent, Inc.(1)	150	16,639
CommScope Holding Co., Inc.(1)	6,476	58,284
Corning, Inc.	156,729	5,079,587
Cree, Inc.(1)	3,868	246,546
Crowdstrike Holdings, Inc. - Class A(1)	1,508	207,079
Dell Technologies, Inc. - Class C(1)	84,384	5,711,953
Dolby Laboratories, Inc. - Class A	1,986	131,632
DXC Technology Co.	175,886	3,139,565
EchoStar Corp. - Class A(1)	1,718	42,761
Entegris, Inc.	306	22,748
Euronet Worldwide, Inc.(1)	1,796	163,616
F5 Networks, Inc.(1)	2,178	267,393
Fidelity National Information Services, Inc.	22,322	3,286,022
FireEye, Inc.(1)	6,062	74,835
First Solar, Inc.(1)	2,971	196,680
Fiserv, Inc.(1)	14,281	1,471,657
FLIR Systems, Inc.	4,661	167,097
Genpact Ltd.	4,096	159,539
Global Payments, Inc.	10,743	1,907,742
Guidewire Software, Inc.(1)	2,404	250,665
Hewlett Packard Enterprise Co.	518,137	4,854,944
HP, Inc.	349,021	6,627,909
Intel Corp.	660,624	34,207,111
International Business Machines Corp.	75,830	9,226,236
IPG Photonics Corp.(1)	1,185	201,414
J2 Global, Inc.(1)	53,680	3,715,730
Jabil, Inc.	4,255	145,776
Jack Henry & Associates, Inc.	591	96,091
Jamf Holding Corp.(1)	455	17,113
Juniper Networks, Inc.	11,749	252,603
Keysight Technologies, Inc.(1)	4,441	438,682
Lam Research Corp.	17,852	5,922,401
Leidos Holdings, Inc.	4,343	387,178
Littelfuse, Inc.	841	149,143
Lumentum Holdings, Inc.(1)	2,387	179,335
Manhattan Associates, Inc.(1)	244	23,300
Marvell Technology Group Ltd.	1,441,639	57,233,068
Maxim Integrated Products, Inc.	6,341	428,715
Methode Electronics, Inc.	96,320	2,745,120
Microchip Technology, Inc.	531,635	54,630,813
Micron Technology, Inc.(1)	40,147	1,885,303
Microsoft Corp.	613,287	128,992,655
MKS Instruments, Inc.	482	52,649
Motorola Solutions, Inc.	5,534	867,787
National Instruments Corp.	4,605	164,398
NCR Corp.(1)	4,543	100,582
NetApp, Inc.	3,624	158,876
Nuance Communications, Inc.(1)	10,047	333,460
NXP Semiconductors NV	570,223	71,169,533
ON Semiconductor Corp.(1)	14,502	314,548
Oracle Corp.	2,010,972	120,055,028
Paychex, Inc.	2,410	192,246
Pegasystems, Inc.	142	17,188
Pure Storage, Inc. - Class A(1)	3,685	56,712

Qorvo, Inc.(1)	4,136	533,585
QUALCOMM, Inc.	1,083,361	127,489,922
RealPage, Inc.(1)	396	22,825
Sabre Corp.	9,856	64,163
Salesforce.com, Inc.(1)	2,261	568,234
Samsung Electronics Co. Ltd.	1,597,279	79,295,578
Science Applications International Corp.	41,049	3,219,063
Seagate Technology Plc	119,013	5,863,770
Skyworks Solutions, Inc.	6,054	880,857
SolarWinds Corp.(1)	1,664	33,846
SS&C Technologies Holdings, Inc.	6,353	384,484
SYNNEX Corp.	1,484	207,849
Synopsys, Inc.(1)	385	82,382
TE Connectivity Ltd.	46,800	4,574,232
Teradata Corp.(1)	919	20,861
Texas Instruments, Inc.	572,564	81,756,414
Trimble, Inc.(1)	9,057	441,076
Twilio, Inc. - Class A(1)	815	201,378
Ubiquiti, Inc.	57	9,500
VeriSign, Inc.(1)	1,488	304,817
ViaSat, Inc.(1)	2,059	70,809
Visa, Inc. - Class A	369,450	73,878,916
Western Digital Corp.	55,388	2,024,431
Western Union Co.	171,904	3,683,903
WEX, Inc.(1)	1,414	196,504
Xerox Holdings Corp.	6,463	121,310
Zebra Technologies Corp. - Class A(1)	161	40,646

Total Information Technology		1,377,669,008

Materials – 5.13%
Air Products & Chemicals, Inc.	208,913	62,226,826
Akzo Nobel NV	48,671	4,919,203
Albemarle Corp.	3,772	336,764
Amcor Plc	48,682	537,936
AptarGroup, Inc.	2,295	259,794
Ardagh Group SA - Class A	788	11,071
Ashland Global Holdings, Inc.	1,977	140,209
Avery Dennison Corp.	1,749	223,592
Axalta Coating Systems Ltd.(1)	7,527	166,874
Ball Corp.	730	60,678
Berry Global Group, Inc.(1)	91,432	4,417,994
Cabot Corp.	1,990	71,700
Celanese Corp. - Class A	518,767	55,741,514
CF Industries Holdings, Inc.	946,543	29,068,336
Chemours Co.	5,836	122,031
Corteva, Inc.	1,667,394	48,037,621
Crown Holdings, Inc.(1)	4,156	319,430
Dow, Inc.	26,795	1,260,705
DowDuPont, Inc.	2,427,562	134,681,140
Eagle Materials, Inc.	1,475	127,322
Eastman Chemical Co.	102,067	7,973,474
Ecolab, Inc.	396,774	79,291,316
Element Solutions, Inc.(1)	4,583,194	48,169,369
FMC Corp.	3,717	393,667
Freeport-McMoRan, Inc.	52,583	822,398
Graphic Packaging Holding Co.	456,714	6,435,100
Huntsman Corp.	129,999	2,887,278
Ingevity Corp.(1)	71,312	3,525,665
International Flavors & Fragrances, Inc.	3,824	468,249
International Paper Co.	839,200	34,021,168
Linde Plc	452,464	107,745,252
LyondellBasell Industries NV - Class A	125,983	8,880,542
Martin Marietta Materials, Inc.	2,222	522,970
Mosaic Co.	12,343	225,507
NewMarket Corp.	42	14,377
Newmont Goldcorp Corp.	28,972	1,838,273
Nucor Corp.	10,772	483,232
Olin Corp.	5,095	63,076
Packaging Corp. of America	3,348	365,099
PPG Industries, Inc.	48,100	5,872,048
Reliance Steel & Aluminum Co.	47,507	4,847,614
Royal Gold, Inc.	665	79,913
RPM International, Inc.	749	62,047
Scotts Miracle-Gro Co.	91	13,915
Sealed Air Corp.	106,293	4,125,231
Silgan Holdings, Inc.	2,810	103,324
Sonoco Products Co.	3,579	182,780
Southern Copper Corp.	2,948	133,456
Steel Dynamics, Inc.	7,243	207,367
Valvoline, Inc.	6,622	126,083
Vulcan Materials Co.	4,814	652,490
Westlake Chemical Corp.	1,211	76,559
Westrock Co.	222,391	7,725,863
WR Grace & Co.	1,289	51,934

Total Materials		671,117,376

Real Estate – 3.34%
Alexandria Real Estate Equities, Inc.	4,477	716,320
American Campus Communities, Inc.	1,666,249	58,185,415
American Homes 4 Rent - Class A	9,276	264,180
American Tower Corp.	215,073	51,989,596
Americold Realty Trust	6,448	230,516
Apartment Investment & Management Co. - Class A	5,290	178,379
Apple Hospitality REIT, Inc.	7,490	71,979
AvalonBay Communities, Inc.	5,102	761,933
Boston Properties, Inc.	5,728	459,958
Brandywine Realty Trust	336,440	3,478,790
Brixmor Property Group, Inc.	10,586	123,750
Camden Property Trust	3,372	300,041
CBRE Group, Inc. - Class A(1)	12,159	571,108
CoreSite Realty Corp.	468	55,636
Corporate Office Properties Trust	4,012	95,165
Cousins Properties, Inc.	89,775	2,566,667
Crown Castle International Corp.	997	166,000
CubeSmart	6,903	223,036
CyrusOne, Inc.	4,250	297,627
Digital Realty Trust, Inc.	9,639	1,414,620
Douglas Emmett, Inc.	6,486	162,799
Duke Realty Corp.	13,168	485,899
Empire State Realty Trust, Inc. - Class A	5,226	31,983
EPR Properties	2,785	76,587
Equity Commonwealth	4,170	111,047
Equity LifeStyle Properties, Inc.	3,667	224,787
Equity Residential	429,684	22,055,680
Essex Property Trust, Inc.	2,347	471,254
Extra Space Storage, Inc.	1,334	142,725
Federal Realty Investment Trust	2,689	197,480
First Industrial Realty Trust, Inc.	4,510	179,498
Gaming & Leisure Properties, Inc.	91,338	3,373,112
Healthcare Trust of America, Inc. - Class A	7,767	201,942
Healthpeak Properties, Inc.	19,704	534,964
Highwoods Properties, Inc.	3,836	128,775
Host Hotels & Resorts, Inc.	247,163	2,666,889
Howard Hughes Corp.(1)	1,394	80,294
Hudson Pacific Properties, Inc.	5,367	117,698
Invitation Homes, Inc.	20,194	565,230
Iron Mountain, Inc.	139,685	3,742,161
JBG SMITH Properties	4,352	116,372
Jones Lang LaSalle, Inc.	1,840	176,014
Kilroy Realty Corp.	4,105	213,296
Kimco Realty Corp.	14,760	166,198
Lamar Advertising Co. - Class A	3,071	203,208
Life Storage, Inc.	1,666	175,380
Medical Properties Trust, Inc.	224,396	3,956,101
MGM Growth Properties LLC - Class A	2,491,611	69,715,276
Mid-America Apartment Communities, Inc.	4,071	472,032
National Retail Properties, Inc.	6,120	211,201
Office Properties Income Trust	104,183	2,158,672
Omega Healthcare Investors, Inc.	8,040	240,718
Outfront Media, Inc.	5,166	75,165
Paramount Group, Inc.	6,761	47,868
Park Hotels & Resorts, Inc.	8,555	85,464
Prologis, Inc.	26,569	2,673,373
Public Storage	281,098	62,606,147
Rayonier, Inc.	683,775	18,079,011
Realty Income Corp.	12,474	757,795
Regency Centers Corp.	6,022	228,956
Rexford Industrial Realty, Inc.	4,456	203,907
SBA Communications Corp. - Class A	3,456	1,100,667
Simon Property Group, Inc.	2,317	149,864
SL Green Realty Corp.	292,369	13,557,151
Spirit Realty Capital, Inc.	3,675	124,031
STORE Capital Corp.	8,465	232,195
Sun Communities, Inc.	3,455	485,808
Taubman Centers, Inc.	2,144	71,374
UDR, Inc.	10,723	349,677
Ventas, Inc.	13,344	559,914
VEREIT, Inc.	556,061	3,614,397
VICI Properties, Inc.	2,321,804	54,260,559
Vornado Realty Trust	6,270	211,362
Weingarten Realty Investors	4,334	73,505
Welltower, Inc.	40,931	2,254,889
Weyerhaeuser Co.	1,384,133	39,475,473
WP Carey, Inc.	6,204	404,253

Total Real Estate		437,188,793

Utilities – 2.36%
AES Corp.	23,631	427,957
Alliant Energy Corp.	8,929	461,183
Ameren Corp.	115,382	9,124,409
American Electric Power Co., Inc.	17,916	1,464,275
American Water Works Co., Inc.	6,557	949,978
Atmos Energy Corp.	4,444	424,802
Avangrid, Inc.	2,025	102,181
CenterPoint Energy, Inc.	18,005	348,397
CMS Energy Corp.	10,213	627,180
Consolidated Edison, Inc.	11,980	932,044
Dominion Energy, Inc.	30,267	2,388,974
DTE Energy Co.	6,956	800,218
Duke Energy Corp.	57,709	5,110,709
Edison International	1,150,810	58,507,180
Entergy Corp.	7,182	707,642
Essential Utilities, Inc.	7,994	321,758
Evergy, Inc.	8,091	411,185
Eversource Energy	12,317	1,029,085
Exelon Corp.	1,364,216	48,784,364
FirstEnergy Corp.	19,379	556,371
Hawaiian Electric Industries, Inc.	3,823	127,077
IDACORP, Inc.	1,800	143,820
MDU Resources Group, Inc.	240,495	5,411,138
National Fuel Gas Co.	102,227	4,149,394
NextEra Energy, Inc.	78,466	21,779,023
NiSource, Inc.	1,739,511	38,269,242
NRG Energy, Inc.	191,624	5,890,522
OGE Energy Corp.	7,141	214,159
PG&E Corp.(1)	46,695	438,466
Pinnacle West Capital Corp.	4,022	299,840
PPL Corp.	254,352	6,920,918
Public Service Enterprise Group, Inc.	114,621	6,293,839
Sempra Energy	154,214	18,252,769
Southern Co.	1,107,526	60,050,060
UGI Corp.	7,433	245,140
Vistra Corp.	244,317	4,607,819
WEC Energy Group, Inc.	11,415	1,106,114
Xcel Energy, Inc.	18,957	1,308,223

Total Utilities		308,987,455

Total Common Stocks (Cost: $10,829,140,555)		12,663,307,896

CONVERTIBLE PREFERRED STOCKS – 0.32%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	183,415	9,656,800

Total Healthcare		9,656,800

Utilities – 0.25%
NextEra Energy, Inc., 5.28%	152,671	7,126,682
Sempra Energy, 6.00%	120,261	11,839,696
Sempra Energy, 6.75%	35,061	3,436,329
Southern Co., 6.75%	205,147	9,547,541

Total Utilities		31,950,248

Total Convertible Preferred Stocks (Cost: $41,164,617)		41,607,048

PREFERRED STOCKS – 0.09%
Consumer Discretionary – 0.09%
Volkswagen AG	76,830	12,362,810

Total Consumer Discretionary		12,362,810

Total Preferred Stocks (Cost: $12,320,680)		12,362,810

WARRANTS – 0.00%(2)
Energy – 0.00%(2)
Occidental Petroleum Corp., expires 08/03/2027(1)	54,746	164,238

Total Energy		164,238

Total Warrants (Cost: $270,993)		164,238

	Principal Amount	Value
BONDS & NOTES – 0.04%
Convertible Securities – 0.04%
Financials – 0.04%
AXA SA
7.25%, 05/15/2021(3)	5,500,000	4,798,750

Total Financials		4,798,750

Total Convertible Securities (Cost: $5,153,132)		4,798,750

Total Bonds & Notes (Cost: $5,153,132)		4,798,750

	Shares	Value
SHORT-TERM INVESTMENTS – 2.83%
Money Market Funds – 2.54%
Goldman Sachs Financial Square Government Fund - Class I, 0.00%(4)	331,780,881	331,780,881

Total Money Market Funds (Cost: $331,780,881)		331,780,881

	Principal Amount		Value
Time Deposits – 0.29%
ANZ, London, 0.01% due 10/01/2020		$14,069,027	14,069,027
BNP Paribas, Paris, 0.01% due 10/01/2020		2,065,452	2,065,452
Citibank, London, -0.69% due 10/01/2020	EUR	623,023	730,464
Citibank, London, 0.01% due 10/01/2020	GBP	48,365	62,408
Citibank, New York, 0.01% due 10/01/2020		$2,814,510	2,814,510
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2020		18,885,535	18,885,535

Total Time Deposits (Cost: $38,627,396)			38,627,396

Total Short-Term Investments (Cost: $370,408,277)			370,408,277

TOTAL INVESTMENTS IN SECURITIES – 100.10% (Cost: $11,258,458,254)			13,092,649,019

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.10)%			(13,352,851)

TOTAL NET ASSETS – 100.00%			$13,079,296,168

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP Pound sterling

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $4,798,750, which represents 0.04% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.95%
Communication Services – 4.24%
Altice USA, Inc. - Class A(1)	26,025	$676,650
AMC Networks, Inc. - Class A(1)	7,725	190,885
Anterix, Inc.(1)	5,218	170,681
ATN International, Inc.	325	16,295
Bandwidth, Inc. - Class A(1)	9,239	1,612,852
Boingo Wireless, Inc.(1)	21,428	218,458
Cable One, Inc.	455	857,871
Cardlytics, Inc.(1)	12,598	889,041
Cargurus, Inc. - Class A(1)	41,539	898,489
Central European Media Enterprises Ltd. - Class A(1)	20,195	84,617
Cincinnati Bell, Inc.(1)	7,659	114,885
Cogent Communications Holdings, Inc.	20,445	1,227,722
Consolidated Communications Holdings, Inc.(1)	3,750	21,337
Daily Journal Corp.(1)	434	105,028
Electronic Arts, Inc.(1)	34,952	4,558,090
Eventbrite, Inc. - Class A(1)	30,139	327,008
EverQuote, Inc. - Class A(1)	6,889	266,191
Glu Mobile, Inc.(1)	70,363	540,036
Gogo, Inc.(1)	25,574	236,304
Gray Television, Inc.(1)	12,361	170,211
IAC/InterActiveCorp(1)	44,001	5,270,440
IDT Corp. - Class B(1)	5,336	35,111
Iridium Communications, Inc.(1)	289,303	7,400,371
John Wiley & Sons, Inc. - Class A	515,936	16,360,331
Liberty Media Corp.-Liberty Braves - Class A(1)	3,206	66,941
Liberty Media Corp.-Liberty Braves - Class C(1)	10,682	224,429
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	727	24,115
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,751	57,923
Live Nation Entertainment, Inc.(1)	107,067	5,768,770
LiveXLive Media, Inc.(1)	2,538	6,586
Loral Space & Communications, Inc.	1,455	26,627
Match Group, Inc.(1)	332,548	36,796,436
Meredith Corp.	9,453	124,023
New York Times Co. - Class A	595,191	25,468,223
Nexstar Media Group, Inc. - Class A	2,517	226,354
Ooma, Inc.(1)	10,439	136,229
ORBCOMM, Inc.(1)	5,267	17,908
Pinterest, Inc. - Class A(1)	28,382	1,178,137
QuinStreet, Inc.(1)	7,265	115,078
Roku, Inc. - Class A(1)	114,708	21,656,870
Shenandoah Telecommunications Co.	23,191	1,030,492
Sirius XM Holdings, Inc.	60,118	322,232
Spotify Technology SA(1)	11,147	2,703,928
Take-Two Interactive Software, Inc.(1)	148,833	24,590,188
TechTarget, Inc.(1)	11,270	495,429
Vonage Holdings Corp.(1)	62,466	639,027
WideOpenWest, Inc.(1)	11,780	61,138
World Wrestling Entertainment, Inc. - Class A	3,858	156,133
Yelp, Inc. - Class A(1)	6,576	132,112
Zillow Group, Inc. - Class A(1)	588	59,706
Zillow Group, Inc. - Class C(1)	1,257	127,699
Zynga, Inc. - Class A(1)	4,799,387	43,770,409

Total Communication Services		208,232,046

Consumer Discretionary – 10.90%
1-800-Flowers.com, Inc. - Class A(1)	11,928	297,484
Aaron’s, Inc.	135,719	7,688,481
Accel Entertainment, Inc. - Class A(1)	21,148	226,495
Acushnet Holdings Corp.	3,906	131,281
Advance Auto Parts, Inc.	224,000	34,384,000
America’s Car-Mart, Inc.(1)	2,369	201,081
Aptiv Plc	194,046	17,790,137
Asbury Automotive Group, Inc.(1)	3,582	349,066
Aspen Group, Inc.(1)	9,028	100,843

AutoZone, Inc.(1)	1,175	1,383,727
Best Buy Co., Inc.	3,510	390,628
Big Lots, Inc.	1,404	62,618
Bloomin’ Brands, Inc.	42,145	643,554
Boot Barn Holdings, Inc.(1)	12,471	350,934
Bright Horizons Family Solutions, Inc.(1)	78,796	11,980,144
Brinker International, Inc.	14,318	611,665
Burlington Stores, Inc.(1)	134,972	27,816,379
Caesars Entertainment, Inc.(1)	39,291	2,202,653
Camping World Holdings, Inc. - Class A	15,801	470,080
CarMax, Inc.(1)	1,036	95,219
CarParts.com, Inc.(1)	9,648	104,295
Carvana Co. - Class A(1)	4,640	1,034,998
Casper Sleep, Inc.(1)	2,735	19,665
Cavco Industries, Inc.(1)	4,412	795,528
Chegg, Inc.(1)	425,877	30,424,653
Chewy, Inc. - Class A(1)	136,144	7,464,776
Children’s Place, Inc.	4,727	134,010
Chipotle Mexican Grill, Inc. - Class A(1)	23,764	29,555,524
Churchill Downs, Inc.	18,309	2,999,380
Clarus Corp.	985	13,908
Collectors Universe, Inc.	3,957	195,832
Core-Mark Holding Co., Inc.	20,026	579,352
Cracker Barrel Old Country Store, Inc.	4,870	558,394
Crocs, Inc.(1)	32,146	1,373,599
Dave & Buster’s Entertainment, Inc.	7,589	115,049
Deckers Outdoor Corp.(1)	13,470	2,963,535
Denny’s Corp.(1)	19,340	193,400
Dine Brands Global, Inc.	527	28,769
Dollar Tree, Inc.(1)	55,398	5,060,053
Domino’s Pizza, Inc.	20,400	8,675,712
Dorman Products, Inc.(1)	12,829	1,159,485
Dunkin’ Brands Group, Inc.	273,446	22,397,962
El Pollo Loco Holdings, Inc.(1)	747	12,101
Envela Corp.(1)	3,890	16,688
Etsy, Inc.(1)	10,048	1,222,138
Everi Holdings, Inc.(1)	13,611	112,291
Expedia Group, Inc.	1,265	115,988
Five Below, Inc.(1)	4,648	590,296
Floor & Decor Holdings, Inc. - Class A(1)	86,434	6,465,263
Fox Factory Holding Corp.(1)	96,467	7,170,392
Franchise Group, Inc.	1,301	32,993
Frontdoor, Inc.(1)	1,281	49,844
GAN Ltd.(1)	2,650	44,785
Garmin Ltd.	24,920	2,363,911
Gentherm, Inc.(1)	310,891	12,715,442
Golden Entertainment, Inc.(1)	3,413	47,202
GoPro, Inc. - Class A(1)	55,490	251,370
Greenlane Holdings, Inc. - Class A(1)	4,966	11,124
GrowGeneration Corp.(1)	17,270	275,975
GrubHub, Inc.(1)	772	55,839
H&R Block, Inc.	11,422	186,064
Hamilton Beach Brands Holding Co. - Class A	1,122	21,823
Helen of Troy Ltd.(1)	96,006	18,579,081
Hilton Grand Vacations, Inc.(1)	40,973	859,614
Hooker Furniture Corp.	331	8,550
Installed Building Products, Inc.(1)	11,001	1,119,352
iRobot Corp.(1)	13,287	1,008,483
Jack in the Box, Inc.	1,192	94,538
Johnson Outdoors, Inc. - Class A	1,242	101,707
KB Home	6,261	240,360
LCI Industries	11,857	1,260,281
Legacy Housing Corp.(1)	842	11,519
LGI Homes, Inc.(1)	10,733	1,246,853
Lindblad Expeditions Holdings, Inc.(1)	12,277	104,477
Lithia Motors, Inc. - Class A	5,252	1,197,141
Lovesac Co.(1)	4,727	130,985
Lululemon Athletica, Inc.(1)	40,305	13,275,258
Lumber Liquidators Holdings, Inc.(1)	1,618	35,677
Magnite, Inc.(1)	29,148	202,433

Malibu Boats, Inc. - Class A(1)	9,885	489,901
Marine Products Corp.	3,199	50,032
Marriott Vacations Worldwide Corp.	2,529	229,658
MasterCraft Boat Holdings, Inc.(1)	8,626	150,869
Mattel, Inc.(1)	17,377	203,311
MercadoLibre, Inc.(1)	3,997	4,326,673
Meritage Homes Corp.(1)	986	108,845
Monarch Casino & Resort, Inc.(1)	4,267	190,308
Monro, Inc.	7,783	315,756
Motorcar Parts of America, Inc.(1)	1,214	18,890
Murphy USA, Inc.(1)	13,274	1,702,656
National Vision Holdings, Inc.(1)	287,972	11,012,049
Noodles & Co. - Class A(1)	6,834	46,950
NVR, Inc.(1)	29	118,410
Ollie’s Bargain Outlet Holdings, Inc.(1)	466,824	40,777,076
OneWater Marine, Inc. - Class A(1)	2,501	51,245
O’Reilly Automotive, Inc.(1)	6,232	2,873,451
Overstock.com, Inc.(1)	16,811	1,221,319
Papa John’s International, Inc.	13,402	1,102,717
Peloton Interactive, Inc. - Class A(1)	232,153	23,038,864
Penn National Gaming, Inc.(1)	36,714	2,669,108
Perdoceo Education Corp.(1)	32,988	403,773
PetMed Express, Inc.	9,309	294,351
Planet Fitness, Inc. - Class A(1)	3,904	240,564
PlayAGS, Inc.(1)	3,057	10,822
Polaris Industries, Inc.	526	49,623
Pool Corp.	13,095	4,380,801
Purple Innovation, Inc. - Class A(1)	10,643	264,585
Quotient Technology, Inc.(1)	24,017	177,245
RealReal, Inc.(1)	30,005	434,172
Red Rock Resorts, Inc. - Class A	23,520	402,192
Rent-A-Center, Inc.	20,692	618,484
RH(1)	7,486	2,864,293
Ruth’s Hospitality Group, Inc.	15,573	172,237
Scientific Games Corp.(1)	19,717	688,320
SeaWorld Entertainment, Inc.(1)	10,626	209,545
Shake Shack, Inc. - Class A(1)	16,904	1,089,970
Shutterstock, Inc.	10,521	547,513
Skyline Champion Corp.(1)	25,296	677,174
Sleep Number Corp.(1)	4,997	244,403
Sonos, Inc.(1)	38,811	589,151
Sportsman’s Warehouse Holdings, Inc.(1)	20,589	294,629
Stamps.com, Inc.(1)	8,159	1,965,911
Standard Motor Products, Inc.	1,491	66,573
Steven Madden Ltd.	570,501	11,124,770
Stitch Fix, Inc. - Class A(1)	22,900	621,277
Strategic Education, Inc.	11,600	1,061,052
Sturm Ruger & Co., Inc.	7,138	436,560
Superior Group of Companies, Inc.	1,138	26,436
Taylor Morrison Home Corp. - Class A(1)	5,835	143,483
Tempur Sealy International, Inc.(1)	2,953	263,378
Texas Roadhouse, Inc. - Class A	200,269	12,174,353
TopBuild Corp.(1)	15,927	2,718,580
Tractor Supply Co.	252,839	36,241,942
Twin River Worldwide Holdings, Inc.	8,616	226,342
Ulta Beauty, Inc.(1)	186,306	41,728,818
Universal Electronics, Inc.(1)	5,633	212,589
Universal Technical Institute, Inc.(1)	13,066	66,375
Vail Resorts, Inc.	260	55,632
VF Corp.	1,631	114,578
Visteon Corp.(1)	13,337	923,187
Vivint Smart Home, Inc.(1)	7,255	123,915
Vroom, Inc.(1)	1,658	85,851
Waitr Holdings, Inc.(1)	41,313	133,028
Wayfair, Inc. - Class A(1)	50,026	14,558,066
Wendy’s Co.	15,172	338,260
Williams-Sonoma, Inc.	1,076	97,313
Wingstop, Inc.	55,007	7,516,707
Winmark Corp.	373	64,223
Winnebago Industries, Inc.	14,987	774,378

WW International, Inc.(1)	5,545	104,634
Wynn Resorts Ltd.	2,033	145,990
XPEL, Inc.(1)	8,085	210,857
YETI Holdings, Inc.(1)	38,500	1,744,820
Yum China Holdings, Inc.	2,355	124,697

Total Consumer Discretionary		535,808,696

Consumer Staples – 4.34%
Albertsons Companies, Inc. - Class A(1)	1,450	20,083
B&G Foods, Inc.	26,970	748,957
Beyond Meat Inc.(1)	49,054	8,145,907
BJ’s Wholesale Club Holdings, Inc.(1)	65,920	2,738,976
Boston Beer, Inc. - Class A(1)	5,671	5,009,535
Bridgford Foods Corp.(1)	749	13,714
Brown-Forman Corp. - Class A	3,291	226,026
Brown-Forman Corp. - Class B	138,081	10,400,261
Calavo Growers, Inc.	172,918	11,459,276
Cal-Maine Foods, Inc.(1)	5,043	193,500
Campbell Soup Co.	207,404	10,032,131
Celsius Holdings, Inc.(1)	16,576	376,441
Central Garden & Pet Co. - Class A(1)	1,508	60,214
Central Garden & Pet Co. - Class A(1)	5,735	207,263
Church & Dwight Co., Inc.	110,938	10,396,000
Clorox Co.	7,616	1,600,655
Coca-Cola Consolidated, Inc.	2,262	544,418
Craft Brew Alliance, Inc.(1)	363	5,990
elf Beauty, Inc.(1)	21,666	398,004
Energizer Holdings, Inc.	4,202	164,466
Freshpet, Inc.(1)	18,664	2,083,836
Grocery Outlet Holding Corp.(1)	3,261	128,223
Herbalife Nutrition Ltd.(1)	1,030	48,050
Hershey Co.	251,698	36,078,391
Hostess Brands, Inc. - Class A(1)	26,668	328,816
Inter Parfums, Inc.	8,654	323,227
J&J Snack Foods Corp.	1,920	250,349
J.M. Smucker Co.	296,500	34,251,680
John B Sanfilippo & Son, Inc.	4,209	317,274
Kellogg Co.	7,242	467,761
Lamb Weston Holdings, Inc.	464,327	30,770,950
Lancaster Colony Corp.	9,138	1,633,874
LifeVantage Corp.(1)	6,463	78,008
Limoneira Co.	1,961	28,042
McCormick & Co., Inc.	5,905	1,146,161
Medifast, Inc.	5,440	894,608
MGP Ingredients, Inc.	4,511	179,267
Molson Coors Brewing Co. - Class B	317,500	10,655,300
Monster Beverage Corp.(1)	56,739	4,550,468
National Beverage Corp.(1)	5,715	388,677
Natural Grocers by Vitamin Cottage, Inc.	3,085	30,418
NewAge, Inc.(1)	20,811	36,003
Pilgrim’s Pride Corp.(1)	1,262	18,886
PriceSmart, Inc.	746	49,572
Revlon, Inc. - Class A(1)	114	720
Reynolds Consumer Products, Inc.	1,174	35,948
Sanderson Farms, Inc.	7,526	887,842
Sprouts Farmers Market, Inc.(1)	8,396	175,728
Tootsie Roll Industries, Inc.	6,403	197,853
TreeHouse Foods, Inc.(1)	336,000	13,618,080
Turning Point Brands, Inc.	5,680	158,472
USANA Health Sciences, Inc.(1)	5,550	408,758
Vector Group Ltd.	7,204	69,807
Veru, Inc.(1)	27,192	71,243
Vital Farms, Inc.(1)	2,063	83,613
WD-40 Co.	54,267	10,273,286

Total Consumer Staples		213,461,008

Energy – 0.25%
Ardmore Shipping Corp.	2,471	8,797
Aspen Aerogels, Inc.(1)	1,296	14,191
Cabot Oil & Gas Corp.	132,514	2,300,443
Cactus, Inc. - Class A	10,409	199,749
ChampionX Corp.(1)	980,773	7,836,376

Cheniere Energy, Inc.(1)	19,684	910,779
Contango Oil & Gas Co.(1)	8,334	11,168
DMC Global, Inc.	3,201	105,441
Dorian LPG Ltd.(1)	2,643	21,170
Equitrans Midstream Corp.	3,200	27,072
Goodrich Petroleum Corp.(1)	2,717	20,894
Magnolia Oil & Gas Corp. - Class A(1)	53,883	278,575
NextDecade Corp.(1)	828	2,468
Parsley Energy, Inc. - Class A	79,212	741,424
Uranium Energy Corp.(1)	36,141	36,025

Total Energy		12,514,572

Financials – 7.90%
Alleghany Corp.	112	58,290
Altabancorp	548	11,026
Apollo Global Management, Inc. - Class A	7,162	320,499
Ares Management Corp. - Class A	8,313	336,011
Argo Group International Holdings Ltd.	278,137	9,576,257
Arthur J. Gallagher & Co.	370,500	39,117,390
Artisan Partners Asset Management, Inc. - Class A	10,870	423,821
Assetmark Financial Holdings, Inc.(1)	3,242	70,481
Atlanticus Holdings Corp.(1)	2,795	33,261
Axis Capital Holdings Ltd.	640	28,186
Axos Financial, Inc.(1)	2,096	48,858
Bank First Corp.	2,851	167,354
Bank7 Corp.	211	1,983
BayCom Corp.(1)	1,580	16,274
Brightsphere Investment Group, Inc.	29,524	380,860
Brown & Brown, Inc.	1,034	46,809
BRP Group, Inc. - Class A(1)	16,240	404,538
Bryn Mawr Bank Corp.	206,365	5,132,298
Cambridge Bancorp	736	39,126
Camden National Corp.	132,935	4,017,960
Carlyle Group, Inc.	832	20,525
CBOE Global Markets, Inc.	2,036	178,639
Century Bancorp, Inc. - Class A	205	13,477
Coastal Financial Corp.(1)	735	9,004
Cohen & Steers, Inc.	232,864	12,979,839
Columbia Banking System, Inc.	626,612	14,944,696
Columbia Financial, Inc.(1)	7,117	78,999
Commerce Bancshares, Inc.	126,000	7,092,540
Cowen, Inc. - Class A	4,385	71,344
Crawford & Co. - Class A	1,328	8,685
Credit Acceptance Corp.(1)	56	18,964
Cullen/Frost Bankers, Inc.	256,000	16,371,200
Curo Group Holdings Corp.	8,162	57,542
Customers Bancorp, Inc.(1)	863	9,666
eHealth, Inc.(1)	12,264	968,856
Encore Capital Group, Inc.(1)	107,496	4,148,271
Erie Indemnity Co. - Class A	1,212	254,859
Esquire Financial Holdings, Inc.(1)	1,131	16,965
Everest Re Group Ltd.	183,000	36,149,820
FactSet Research Systems, Inc.	3,160	1,058,221
Federal Agricultural Mortgage Corp. - Class C	958	60,986
Federated Hermes, Inc. - Class B	13,321	286,535
FedNat Holding Co.	546	3,451
First Financial Bankshares, Inc.	62,060	1,732,095
First Foundation, Inc.	4,379	57,234
First Merchants Corp.	350,884	8,126,473
FirstCash, Inc.	91,211	5,218,181
Focus Financial Partners, Inc. - Class A(1)	15,093	494,899
FS Bancorp, Inc.	161	6,601
GAMCO Investors, Inc. - Class A	1,838	21,266
Glacier Bancorp, Inc.	4,984	159,737
GoHealth, Inc. - Class A(1)	472	6,148
Goosehead Insurance, Inc. - Class A	823	71,264
Great Western Bancorp, Inc.	318,849	3,969,670
Green Dot Corp. - Class A(1)	2,128	107,698
Greene County Bancorp, Inc.	312	6,767
Greenhill & Co., Inc.	6,677	75,784
GWG Holdings, Inc.(1)	1,722	14,809

Hamilton Lane, Inc. - Class A	14,447	933,132
Hanmi Financial Corp.	645	5,295
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,722	72,789
HCI Group, Inc.	592	29,180
Heritage Insurance Holdings, Inc.	1,110	11,233
Hingham Institution for Savings	63	11,592
Houlihan Lokey, Inc. - Class A	315,079	18,605,415
Independent Bank Corp.	994	52,066
Investors Bancorp, Inc.	31,420	228,109
Investors Title Co.	86	11,185
James River Group Holdings Ltd.	12,588	560,544
Kearny Financial Corp.	8,923	64,335
Kinsale Capital Group, Inc.	10,186	1,937,173
Lakeland Financial Corp.	614	25,297
LendingTree, Inc.(1)	641	196,716
Lincoln National Corp.	1,954	61,219
LPL Financial Holdings, Inc.	541	41,478
MarketAxess Holdings, Inc.	18,422	8,871,851
Meridian Corp.	567	9,146
Moelis & Co. - Class A	25,487	895,613
Morningstar, Inc.	47,564	7,639,254
MSCI, Inc. - Class A	50,735	18,101,233
National Bank Holdings Corp. - Class A	3,274	85,943
National General Holdings Corp.	15,493	522,889
NMI Holdings, Inc. - Class A(1)	2,093	37,255
Northeast Bank	244	4,490
Northern Trust Corp.	296,000	23,079,120
PacWest Bancorp	291,916	4,985,925
Palomar Holdings, Inc. - Class A(1)	65,435	6,820,944
PennyMac Financial Services, Inc.	2,480	144,138
Piper Sandler Companies	42,867	3,129,291
PJT Partners, Inc. - Class A	11,341	687,378
PRA Group, Inc.(1)	144,592	5,776,450
Primerica, Inc.	2,087	236,123
Prosperity Bancshares, Inc.	287,000	14,875,210
Pzena Investment Management, Inc. - Class A	9,129	48,931
Reliant Bancorp, Inc.	377	5,467
RenaissanceRe Holdings Ltd.	1,459	247,651
RLI Corp.	16,654	1,394,439
Selectquote, Inc.(1)	4,051	82,033
ServisFirst Bancshares, Inc.	17,372	591,169
Siebert Financial Corp.(1)	6,475	20,914
Silvercrest Asset Management Group, Inc. - Class A	2,614	27,342
SLM Corp.	7,529	60,910
Stock Yards Bancorp, Inc.	1,280	43,571
StoneX Group, Inc.(1)	662	33,868
SVB Financial Group(1)	84,574	20,350,196
T Rowe Price Group, Inc.	4,896	627,765
Tradeweb Markets, Inc. - Class A	986,665	57,226,570
Trean Insurance Group, Inc.(1)	899	13,710
Trupanion, Inc.(1)	14,312	1,129,217
UMB Financial Corp.	250,962	12,299,648
Unity Bancorp, Inc.	290	3,358
Universal Insurance Holdings, Inc.	3,139	43,444
Value Line, Inc.	302	7,459
Virtu Financial, Inc. - Class A	4,914	113,071
Virtus Investment Partners, Inc.	341	47,280
Walker & Dunlop, Inc.	1,121	59,413
Waterstone Financial, Inc.	950	14,716
West Bancorporation, Inc.	1,469	23,269
Westamerica Bancorporation	1,641	89,188

Total Financials		388,456,602

Healthcare – 25.69%
10X Genomics, Inc. - Class A(1)	4,889	609,561
1Life Healthcare, Inc.(1)	37,799	1,071,980
89bio, Inc.(1)	3,125	80,188
Abeona Therapeutics, Inc.(1)	9,872	10,069
ABIOMED, Inc.(1)	3,769	1,044,239
Acadia Healthcare Co., Inc.(1)	139,402	4,109,571
ACADIA Pharmaceuticals, Inc.(1)	9,423	388,699

Accelerate Diagnostics, Inc.(1)	15,442	164,612
Acceleron Pharma, Inc.(1)	4,057	456,534
Accolade, Inc.(1)	4,540	176,470
Accuray, Inc.(1)	42,578	102,187
AcelRx Pharmaceuticals, Inc.(1)	11,414	16,208
Acutus Medical, Inc.(1)	3,765	112,197
AdaptHealth Corp. - Class A(1)	11,972	261,109
Adaptive Biotechnologies Corp.(1)	141,358	6,874,240
Addus HomeCare Corp.(1)	6,640	627,546
ADMA Biologics, Inc.(1)	23,596	56,394
Aduro Biotech, Inc.(1)	26,274	63,846
Adverum Biotechnologies, Inc.(1)	35,881	369,574
Aeglea BioTherapeutics, Inc. - Class Savings(1)	16,984	120,417
Aerie Pharmaceuticals, Inc.(1)	17,599	207,140
Affimed NV(1)	39,113	132,593
Agenus, Inc.(1)	72,983	291,932
Agile Therapeutics, Inc.(1)	29,629	90,072
Agilent Technologies, Inc.	164,680	16,622,799
Agios Pharmaceuticals, Inc.(1)	490	17,150
Aimmune Therapeutics, Inc.(1)	22,388	771,267
Akcea Therapeutics, Inc.(1)	3,304	59,935
Akebia Therapeutics, Inc.(1)	69,919	175,497
Akero Therapeutics, Inc.(1)	6,500	200,135
Akouos, Inc.(1)	5,502	125,831
Albireo Pharma, Inc.(1)	4,495	149,998
Alector, Inc.(1)	22,262	234,530
Alexion Pharmaceuticals, Inc.(1)	2,772	317,200
Align Technology, Inc.(1)	97,079	31,779,781
Allakos, Inc.(1)	11,724	954,920
Allogene Therapeutics, Inc.(1)	25,926	977,669
Allovir, Inc.(1)	6,740	185,350
Allscripts Healthcare Solutions, Inc.(1)	4,173	33,968
Alnylam Pharmaceuticals, Inc.(1)	9,837	1,432,267
Alphatec Holdings, Inc.(1)	18,384	122,070
ALX Oncology Holdings, Inc.(1)	3,625	136,807
Amedisys, Inc.(1)	2,692	636,470
American Renal Associates Holdings, Inc.(1)	2,395	16,525
AmerisourceBergen Corp. - Class A	5,956	577,256
Amicus Therapeutics, Inc.(1)	122,339	1,727,427
AMN Healthcare Services, Inc.(1)	22,447	1,312,252
Amneal Pharmaceuticals, Inc.(1)	47,157	182,969
Amphastar Pharmaceuticals, Inc.(1)	17,704	331,950
Anavex Life Sciences Corp.(1)	24,298	110,556
ANI Pharmaceuticals, Inc.(1)	2,216	62,513
Annexon, Inc.(1)	5,593	169,076
Antares Pharma, Inc.(1)	78,882	212,981
Apellis Pharmaceuticals, Inc.(1)	28,911	872,245
Apollo Medical Holdings, Inc.(1)	9,381	168,295
Applied Molecular Transport, Inc.(1)	4,719	150,159
Applied Therapeutics, Inc.(1)	6,645	137,950
Aprea Therapeutics, Inc.(1)	3,317	79,807
Apyx Medical Corp.(1)	1,864	8,779
Aquestive Therapeutics, Inc.(1)	9,378	45,530
Aravive, Inc.(1)	6,586	30,954
Arcturus Therapeutics Holdings, Inc.(1)	7,688	329,815
Arcus Biosciences, Inc.(1)	20,255	347,171
Arcutis Biotherapeutics, Inc.(1)	8,655	253,591
Ardelyx, Inc.(1)	34,985	183,671
Arena Pharmaceuticals, Inc.(1)	2,317	173,288
Argenx SE - ADR(1)	115,896	30,425,018
Arrowhead Pharmaceuticals, Inc.(1)	48,298	2,079,712
Arvinas, Inc.(1)	14,059	331,933
Ascendis Pharma - ADR(1)	241,186	37,219,824
Aspira Women’s Health, Inc.(1)	35,592	109,801
Assembly Biosciences, Inc.(1)	7,991	131,372
Atara Biotherapeutics, Inc.(1)	25,782	334,135
Athenex, Inc.(1)	29,858	361,282
Athersys, Inc.(1)	82,418	160,715
Atreca, Inc. - Class A(1)	12,490	174,485
AtriCure, Inc.(1)	21,034	839,257

Atrion Corp.	679	425,054
Avalon GloboCare Corp.(1)	7,063	8,829
Avantor, Inc.(1)	38,233	859,860
Avenue Therapeutics, Inc.(1)	3,695	40,017
AVEO Pharmaceuticals, Inc.(1)	6,314	37,505
Avid Bioservices, Inc.(1)	24,381	185,783
Avidity Biosciences, Inc.(1)	6,345	178,612
Avrobio, Inc.(1)	15,038	195,795
Axcella Health, Inc.(1)	7,590	35,066
Axogen, Inc.(1)	17,161	199,582
Axonics Modulation Technologies, Inc.(1)	14,557	742,989
Axsome Therapeutics, Inc.(1)	13,334	950,048
Beam Therapeutics, Inc.(1)	16,977	417,974
Bellerophon Therapeutics, Inc.(1)	1,876	19,098
Berkeley Lights, Inc.(1)	437	33,369
Beyond Air, Inc.(1)	6,668	34,607
BeyondSpring, Inc.(1)	6,825	90,841
BioCryst Pharmaceuticals, Inc.(1)	66,720	229,183
BioDelivery Sciences International, Inc.(1)	44,604	166,373
Biohaven Pharmaceutical Holding Co. Ltd.(1)	23,156	1,505,372
BioLife Solutions, Inc.(1)	6,594	190,830
BioMarin Pharmaceutical, Inc.(1)	13,944	1,060,860
BioNTech SE - ADR(1)	176,928	12,248,725
Bio-Rad Laboratories, Inc. - Class A(1)	32,000	16,494,720
BioSig Technologies, Inc.(1)	11,456	56,478
BioSpecifics Technologies Corp.(1)	2,911	153,788
Bio-Techne Corp.	211,350	52,357,736
BioTelemetry, Inc.(1)	110,843	5,052,224
BioXcel Therapeutics, Inc.(1)	5,641	244,594
Black Diamond Therapeutics, Inc.(1)	8,664	261,913
Bluebird Bio, Inc.(1)	2,491	134,389
Blueprint Medicines Corp.(1)	26,625	2,468,138
BrainStorm Cell Therapeutics, Inc.(1)	13,346	225,814
Bridgebio Pharma, Inc.(1)	35,059	1,315,414
Bruker Corp.	3,674	146,042
Calithera Biosciences, Inc.(1)	31,960	110,262
Calyxt, Inc.(1)	4,315	23,689
Cantel Medical Corp.	326,248	14,335,337
Cara Therapeutics, Inc.(1)	19,511	248,277
Cardinal Health, Inc.	24,916	1,169,806
Cardiovascular Systems, Inc.(1)	209,404	8,240,047
CareDx, Inc.(1)	23,043	874,251
CASI Pharmaceuticals, Inc.(1)	29,061	44,463
Cassava Sciences, Inc.(1)	4,469	51,438
Castle Biosciences, Inc.(1)	5,644	290,384
Catabasis Pharmaceuticals, Inc.(1)	6,881	42,593
Catalent, Inc.(1)	1,037,632	88,883,557
Catalyst Pharmaceuticals, Inc.(1)	48,451	143,899
Cellular Biomedicine Group, Inc.(1)	3,516	64,483
CEL-SCI Corp.(1)	13,966	178,067
Centene Corp.(1)	394,842	23,031,134
Centogene NV(1)	3,944	37,310
Cerecor, Inc.(1)	19,381	44,092
Cerner Corp.	81,166	5,867,490
Cerus Corp.(1)	78,937	494,146
Champions Oncology, Inc.(1)	3,813	35,270
Change Healthcare, Inc.(1)	15,237	221,089
Charles River Laboratories International, Inc.(1)	3,685	834,468
Checkmate Pharmaceuticals, Inc.(1)	1,777	20,453
Checkpoint Therapeutics, Inc.(1)	21,080	56,494
Chembio Diagnostics, Inc.(1)	9,494	46,141
Chemed Corp.	1,322	635,023
ChemoCentryx, Inc.(1)	23,852	1,307,090
Chiasma, Inc.(1)	24,010	103,243
ChromaDex Corp.(1)	19,764	79,254
Cidara Therapeutics, Inc.(1)	14,276	40,687
Clovis Oncology, Inc.(1)	39,775	231,888
Co.-Diagnostics, Inc.(1)	12,468	169,440
Codexis, Inc.(1)	26,131	306,778
Cohbar, Inc.(1)	12,590	11,955

Coherus Biosciences, Inc.(1)	27,845	510,677
Collegium Pharmaceutical, Inc.(1)	16,242	338,158
CONMED Corp.	191,616	15,074,431
Constellation Pharmaceuticals, Inc.(1)	14,729	298,410
ContraFect Corp.(1)	11,524	60,847
Cooper Companies, Inc.	84,496	28,485,292
Corbus Pharmaceuticals Holdings, Inc.(1)	33,261	59,870
Corcept Therapeutics, Inc.(1)	46,250	804,981
CorMedix, Inc.(1)	13,644	82,273
Cortexyme, Inc.(1)	6,973	348,650
CorVel Corp.(1)	4,268	364,615
Crinetics Pharmaceuticals, Inc.(1)	13,420	210,291
Cross Country Healthcare, Inc.(1)	2,265	14,700
CryoLife, Inc.(1)	14,513	268,055
CryoPort, Inc.(1)	16,434	778,972
Cue Biopharma, Inc.(1)	13,391	201,535
Cutera, Inc.(1)	8,619	163,502
Cytokinetics, Inc.(1)	28,019	606,611
CytomX Therapeutics, Inc.(1)	22,182	147,510
CytoSorbents Corp.(1)	19,615	156,430
DaVita, Inc.(1)	1,147	98,241
Deciphera Pharmaceuticals, Inc.(1)	18,007	923,759
Denali Therapeutics, Inc.(1)	30,266	1,084,431
Dentsply Sirona, Inc.	723,340	31,631,658
DermTech, Inc.(1)	4,398	52,556
DexCom, Inc.(1)	129,352	53,322,775
Dicerna Pharmaceuticals, Inc.(1)	31,257	562,313
Durect Corp.(1)	100,558	171,954
Dyadic International, Inc.(1)	7,124	53,929
Dynavax Technologies Corp. - Class A(1)	42,944	185,518
Eagle Pharmaceuticals, Inc.(1)	5,194	220,641
Editas Medicine, Inc.(1)	30,179	846,823
Edwards Lifesciences Corp.(1)	438,000	34,961,160
Eidos Therapeutics, Inc.(1)	5,277	266,647
Eiger BioPharmaceuticals, Inc.(1)	13,100	106,634
Electromed, Inc.(1)	3,923	40,838
Eloxx Pharmaceuticals, Inc.(1)	13,495	35,492
Emergent BioSolutions, Inc.(1)	21,478	2,219,322
Enanta Pharmaceuticals, Inc.(1)	880	40,286
Encompass Health Corp.	3,779	245,559
Endo International Plc(1)	46,950	154,935
Ensign Group, Inc.	24,614	1,404,475
Envista Holdings Corp.(1)	391,000	9,649,880
Epizyme, Inc.(1)	27,413	327,037
Esperion Therapeutics, Inc.(1)	12,459	463,101
Eton Pharmaceuticals, Inc.(1)	7,765	61,344
Evelo Biosciences, Inc.(1)	9,317	49,101
Evofem Biosciences, Inc.(1)	34,016	80,278
Evolent Health, Inc. - Class A(1)	5,644	70,042
Evolus, Inc.(1)	4,856	18,987
Exact Sciences Corp.(1)	304,100	31,002,995
Exagen, Inc.(1)	2,615	28,347
Exelixis, Inc.(1)	128,030	3,130,334
Exicure, Inc.(1)	27,191	47,584
Fate Therapeutics, Inc.(1)	34,449	1,376,927
Fennec Pharmaceuticals, Inc.(1)	9,724	58,927
FibroGen, Inc.(1)	34,768	1,429,660
Flexion Therapeutics, Inc.(1)	20,974	218,339
Fluidigm Corp.(1)	3,124	23,211
Forma Therapeutics Holdings, Inc.(1)	6,112	304,622
Fortress Biotech, Inc.(1)	30,498	123,212
Frequency Therapeutics, Inc.(1)	12,090	232,249
Fulcrum Therapeutics, Inc.(1)	6,788	53,829
Fulgent Genetics, Inc.(1)	4,622	185,065
G1 Therapeutics, Inc.(1)	7,714	89,097
Galectin Therapeutics, Inc.(1)	16,456	43,938
Galera Therapeutics, Inc.(1)	4,635	41,900
Generation Bio Co.(1)	4,655	143,886
Genmab - ADR(1)	1,031,889	37,777,456
GenMark Diagnostics, Inc.(1)	33,375	473,925

Genprex, Inc.(1)	15,406	51,764
Glaukos Corp.(1)	20,563	1,018,280
Global Blood Therapeutics, Inc.(1)	4,933	272,006
Globus Medical, Inc. - Class A(1)	253,746	12,565,502
GoodRx Holdings, Inc. - Class A(1)	72,815	4,048,514
Gossamer Bio, Inc.(1)	11,716	145,396
Gritstone Oncology, Inc.(1)	2,299	6,092
Guardant Health, Inc.(1)	6,401	715,504
Haemonetics Corp.(1)	66,525	5,804,306
Halozyme Therapeutics, Inc.(1)	568,066	14,928,774
Hanger, Inc.(1)	2,401	37,984
Harpoon Therapeutics, Inc.(1)	5,017	85,239
Harrow Health, Inc.(1)	10,008	55,945
Health Catalyst, Inc.(1)	16,222	593,725
HealthEquity, Inc.(1)	100,801	5,178,147
Heron Therapeutics, Inc.(1)	42,074	623,537
Heska Corp.(1)	1,239	122,401
Hill-Rom Holdings, Inc.	698	58,290
HMS Holdings Corp.(1)	168,133	4,026,785
Hologic, Inc.(1)	107,637	7,154,631
Homology Medicines, Inc.(1)	16,690	178,583
Hookipa Pharma, Inc.(1)	5,220	49,433
Horizon Therapeutics Plc(1)	15,375	1,194,330
iBio, Inc.(1)	22,839	46,363
iCAD, Inc.(1)	9,569	84,303
ICON Plc(1)	40,125	7,667,486
ICU Medical, Inc.(1)	75,025	13,711,569
Ideaya Biosciences, Inc.(1)	1,205	15,135
IDEXX Laboratories, Inc.(1)	34,200	13,444,362
IGM Biosciences, Inc.(1)	3,369	248,666
Illumina, Inc.(1)	9,717	3,003,330
IMARA, Inc.(1)	2,679	54,491
Immunic, Inc.(1)	1,827	33,927
ImmunoGen, Inc.(1)	36,271	130,576
Immunomedics, Inc.(1)	17,533	1,490,831
Immunovant, Inc.(1)	16,800	591,192
Inari Medical, Inc.(1)	2,933	202,436
Incyte Corp.(1)	15,513	1,392,137
InfuSystem Holdings, Inc.(1)	6,969	89,343
Innoviva, Inc.(1)	30,503	318,756
Inogen, Inc.(1)	5,756	166,924
Inovalon Holdings, Inc. - Class A(1)	35,592	941,408
Inovio Pharmaceuticals, Inc.(1)	75,371	874,304
Inozyme Pharma, Inc.(1)	3,061	80,474
Insmed, Inc.(1)	48,720	1,565,861
Inspire Medical Systems, Inc.(1)	12,607	1,626,933
Insulet Corp.(1)	5,583	1,320,882
Integer Holdings Corp.(1)	9,926	585,733
Integra LifeSciences Holdings Corp.(1)	807,928	38,150,360
Intellia Therapeutics, Inc.(1)	24,068	478,472
Intercept Pharmaceuticals, Inc.(1)	12,452	516,260
Intersect ENT, Inc.(1)	15,978	260,601
Intra-Cellular Therapies, Inc.(1)	11,971	307,176
Intuitive Surgical, Inc.(1)	3,135	2,224,408
Invitae Corp.(1)	55,556	2,408,353
Ionis Pharmaceuticals, Inc.(1)	5,534	262,588
Iovance Biotherapeutics, Inc.(1)	11,657	383,748
IQVIA Holdings, Inc.(1)	6,132	966,587
iRadimed Corp.(1)	2,628	56,187
iRhythm Technologies, Inc.(1)	13,200	3,143,052
Ironwood Pharmaceuticals, Inc. - Class A(1)	76,708	689,988
iTeos Therapeutics, Inc.(1)	4,044	99,765
Joint Corp.(1)	6,335	110,166
Kadmon Holdings, Inc.(1)	82,866	324,835
Kala Pharmaceuticals, Inc.(1)	19,746	148,095
Kaleido BioSciences, Inc.(1)	5,096	56,413
KalVista Pharmaceuticals, Inc.(1)	1,416	17,827
Karuna Therapeutics, Inc.(1)	7,600	587,632
Karyopharm Therapeutics, Inc.(1)	33,753	492,794
Keros Therapeutics, Inc.(1)	3,147	121,380

Kindred Biosciences, Inc.(1)	15,151	64,998
Kiniksa Pharmaceuticals Ltd. - Class A(1)	11,755	180,087
Kodiak Sciences, Inc.(1)	13,898	822,901
Krystal Biotech, Inc.(1)	6,502	279,911
Kura Oncology, Inc.(1)	25,563	783,250
La Jolla Pharmaceutical Co.(1)	7,506	30,249
Laboratory Corp. of America Holdings(1)	441	83,027
Lantheus Holdings, Inc.(1)	31,551	399,751
LeMaitre Vascular, Inc.	6,312	205,329
Lexicon Pharmaceuticals, Inc.(1)	22,770	32,789
LHC Group, Inc.(1)	88,415	18,793,492
Ligand Pharmaceuticals, Inc.(1)	60,455	5,762,571
Liquidia Technologies, Inc.(1)	13,307	65,470
LivaNova Plc(1)	16,573	749,265
Livongo Health, Inc.(1)	4,704	658,795
LogicBio Therapeutics, Inc.(1)	6,353	57,685
Luminex Corp.	20,519	538,624
Lyra Therapeutics, Inc.(1)	2,035	22,751
MacroGenics, Inc.(1)	9,148	230,438
Madrigal Pharmaceuticals, Inc.(1)	4,174	495,579
Magellan Health, Inc.(1)	5,038	381,780
Magenta Therapeutics, Inc.(1)	7,588	51,598
MannKind Corp.(1)	105,761	198,831
Marinus Pharmaceuticals, Inc.(1)	12,408	159,443
Marker Therapeutics, Inc.(1)	10,772	16,158
Masimo Corp.(1)	86,159	20,338,694
McKesson Corp.	10,254	1,527,128
MediciNova, Inc.(1)	20,206	105,879
Medpace Holdings, Inc.(1)	114,610	12,807,668
MEI Pharma, Inc.(1)	41,290	128,825
MeiraGTx Holdings Plc(1)	8,702	115,214
Meridian Bioscience, Inc.(1)	18,148	308,153
Merit Medical Systems, Inc.(1)	26,097	1,135,220
Mersana Therapeutics, Inc.(1)	25,590	476,486
Mesa Laboratories, Inc.	48,621	12,386,686
Mettler-Toledo International, Inc.(1)	1,888	1,823,336
Milestone Scientific, Inc.(1)	17,952	24,953
Minerva Neurosciences, Inc.(1)	18,030	57,335
Mirati Therapeutics, Inc.(1)	18,062	2,999,195
Mirum Pharmaceuticals, Inc.(1)	1,187	22,873
Misonix, Inc.(1)	2,447	28,703
Moderna, Inc.(1)	24,309	1,719,862
Molecular Templates, Inc.(1)	11,881	129,741
Molina Healthcare, Inc.(1)	3,362	615,380
Momenta Pharmaceuticals, Inc.(1)	53,233	2,793,668
Morphic Holding, Inc.(1)	6,530	178,530
Mustang Bio, Inc.(1)	15,174	47,798
MyoKardia, Inc.(1)	21,364	2,912,554
NanoString Technologies, Inc.(1)	15,786	705,634
NantHealth, Inc.(1)	15,099	35,332
NantKwest, Inc.(1)	13,287	92,145
Natera, Inc.(1)	32,009	2,312,330
National Research Corp.	6,399	314,895
Natus Medical, Inc.(1)	5,089	87,175
Nemaura Medical, Inc.(1)	3,576	12,695
Neogen Corp.(1)	70,835	5,542,839
NeoGenomics, Inc.(1)	49,866	1,839,557
Neoleukin Therapeutics, Inc.(1)	14,876	178,512
Neubase Therapeutics, Inc.(1)	7,991	60,652
NeuroBo Pharmaceuticals, Inc.(1)	2,001	11,246
Neurocrine Biosciences, Inc.(1)	7,859	755,721
Nevro Corp.(1)	16,162	2,251,367
NextCure, Inc.(1)	7,422	65,314
NGM Biopharmaceuticals, Inc.(1)	10,440	166,100
Nkarta, Inc.(1)	6,163	185,260
Novavax, Inc.(1)	8,003	867,125
Novocure Ltd.(1)	8,462	941,905
Nurix Therapeutics, Inc.(1)	4,222	147,390
NuVasive, Inc.(1)	67,018	3,255,064
Nymox Pharmaceutical Corp.(1)	18,620	45,805

Oak Street Health, Inc.(1)	791	42,271
Ocular Therapeutix, Inc.(1)	29,027	220,895
Odonate Therapeutics, Inc.(1)	6,624	88,960
Omeros Corp.(1)	28,309	286,062
Omnicell, Inc.(1)	204,927	15,299,850
OncoCyte Corp.(1)	31,584	43,902
Oncternal Therapeutics, Inc. - CVR(1)(3)	207	382
Ontrak, Inc.(1)	3,812	228,720
OptimizeRx Corp.(1)	7,113	148,306
Optinose, Inc.(1)	16,668	65,005
Option Care Health, Inc.(1)	19,643	262,627
OraSure Technologies, Inc.(1)	20,715	252,102
Organogenesis Holdings, Inc. - Class A(1)	10,557	40,539
Orgenesis, Inc.(1)	1,862	9,384
ORIC Pharmaceuticals, Inc.(1)	3,820	95,538
OrthoPediatrics Corp.(1)	6,292	288,929
Osmotica Pharmaceuticals Plc(1)	4,695	25,400
Ovid therapeutics, Inc.(1)	21,308	122,308
Oyster Point Pharma, Inc.(1)	2,747	57,989
Pacific Biosciences of California, Inc.(1)	70,340	694,256
Pacira BioSciences, Inc.(1)	102,866	6,184,304
Pandion Therapeutics, Inc.(1)	2,780	31,859
Paratek Pharmaceuticals, Inc.(1)	20,584	111,359
Passage Bio, Inc.(1)	3,833	50,251
PAVmed, Inc.(1)	20,137	35,844
Pennant Group, Inc.(1)	12,292	473,980
Penumbra, Inc.(1)	27,570	5,359,057
PerkinElmer, Inc.	1,836	230,436
Personalis, Inc.(1)	11,371	246,410
PetIQ, Inc. - Class A(1)	10,216	336,311
PhaseBio Pharmaceuticals, Inc.(1)	7,924	27,813
Phathom Pharmaceuticals, Inc.(1)	5,095	186,834
Phibro Animal Health Corp. - Class A	9,280	161,472
Phreesia, Inc.(1)	13,817	443,940
Pieris Pharmaceuticals, Inc.(1)	23,246	48,119
Pliant Therapeutics, Inc.(1)	3,886	88,018
Poseida Therapeutics, Inc.(1)	4,965	44,040
PPD, Inc.(1)	11,502	425,459
PRA Health Sciences, Inc.(1)	45,954	4,661,574
Precigen, Inc.(1)	25,296	88,536
Precision BioSciences, Inc.(1)	20,707	127,555
Prestige Consumer Healthcare, Inc.(1)	281,885	10,266,252
Prevail Therapeutics, Inc.(1)	6,677	67,972
Progenity, Inc.(1)	1,555	14,026
Progyny, Inc.(1)	12,800	376,704
Protagonist Therapeutics, Inc.(1)	14,573	284,902
Protara Therapeutics, Inc.(1)	1,092	18,378
Provention Bio, Inc.(1)	22,867	293,384
Providence Service Corp.(1)	5,812	539,993
PTC Therapeutics, Inc.(1)	29,741	1,390,392
Pulse Biosciences, Inc.(1)	6,481	76,411
Puma Biotechnology, Inc.(1)	14,984	151,189
Quanterix Corp.(1)	10,102	340,841
Quidel Corp.(1)	3,163	693,899
Quotient Ltd.(1)	27,541	141,561
R1 RCM, Inc.(1)	51,464	882,608
Radius Health, Inc.(1)	21,807	247,291
RadNet, Inc.(1)	20,972	321,920
RAPT Therapeutics, Inc.(1)	5,295	170,499
Reata Pharmaceuticals, Inc. - Class A(1)	1,851	180,324
Recro Pharma, Inc.(1)	10,915	22,922
REGENXBIO, Inc.(1)	16,336	449,567
Relay Therapeutics, Inc.(1)	12,182	518,831
Relmada Therapeutics, Inc.(1)	6,867	258,337
Repligen Corp.(1)	100,655	14,850,639
Replimune Group, Inc.(1)	10,028	230,845
Repro-Med Systems, Inc.(1)	13,192	95,246
ResMed, Inc.	45,984	7,883,037
Retractable Technologies, Inc.(1)	5,078	33,819
Retrophin, Inc. - Class Preferre(1)	23,462	433,109

Revance Therapeutics, Inc.(1)	23,270	585,008
REVOLUTION Medicines, Inc.(1)	18,528	644,774
Rhythm Pharmaceuticals, Inc.(1)	16,196	350,967
Rigel Pharmaceuticals, Inc.(1)	81,434	195,442
Rocket Pharmaceuticals, Inc.(1)	16,389	374,653
Rockwell Medical, Inc.(1)	29,351	31,406
Royalty Pharma Plc - Class A	3,089	129,954
Rubius Therapeutics, Inc.(1)	3,449	17,279
Sage Therapeutics, Inc.(1)	113,522	6,938,465
Sangamo Therapeutics, Inc.(1)	55,369	523,237
Sarepta Therapeutics, Inc.(1)	59,856	8,405,578
Satsuma Pharmaceuticals, Inc.(1)	4,326	16,828
Scholar Rock Holding Corp.(1)	11,214	198,376
Schrodinger, Inc.(1)	14,043	667,183
scPharmaceuticals, Inc.(1)	2,912	21,694
Seattle Genetics, Inc.(1)	10,364	2,028,131
Select Medical Holdings Corp.(1)	52,184	1,086,471
Selecta Biosciences, Inc.(1)	17,338	42,998
Seres Therapeutics, Inc.(1)	25,545	723,179
Sharps Compliance Corp.(1)	6,326	39,664
Shockwave Medical, Inc.(1)	13,702	1,038,612
SI-BONE, Inc.(1)	12,219	289,835
Sientra, Inc.(1)	16,533	56,212
SIGA Technologies, Inc.(1)	25,077	172,279
Silk Road Medical, Inc.(1)	12,971	871,781
Simulations Plus, Inc.	6,785	511,318
Soleno Therapeutics, Inc.(1)	24,587	61,713
Solid Biosciences, Inc.(1)	1,265	2,568
Soliton, Inc.(1)	3,215	24,563
Sorrento Therapeutics, Inc.(1)	106,322	1,185,490
Spero Therapeutics, Inc.(1)	6,967	77,752
SpringWorks Therapeutics, Inc.(1)	10,131	482,945
STAAR Surgical Co.(1)	22,053	1,247,318
Stereotaxis, Inc.(1)	21,340	76,397
STERIS Plc	393	69,243
Stoke Therapeutics, Inc.(1)	6,037	202,179
Strongbridge Biopharma Plc(1)	17,653	37,071
Supernus Pharmaceuticals, Inc.(1)	5,300	110,452
Surgery Partners, Inc.(1)	10,821	236,980
Surmodics, Inc.(1)	6,412	249,491
Sutro Biopharma, Inc.(1)	10,677	107,304
Syndax Pharmaceuticals, Inc.(1)	12,989	191,718
Syneos Health, Inc. - Class A(1)	587	31,205
Syros Pharmaceuticals, Inc.(1)	20,219	178,736
Tabula Rasa HealthCare, Inc.(1)	9,804	399,709
Tactile Systems Technology, Inc.(1)	8,951	327,517
Tandem Diabetes Care, Inc.(1)	60,289	6,842,802
TCR2 Therapeutics, Inc.(1)	469	9,530
Tela Bio, Inc.(1)	2,958	48,925
Teladoc Health, Inc.(1)	14,295	3,134,036
Teleflex, Inc.	2,484	845,603
Tenet Healthcare Corp.(1)	5,125	125,614
TG Therapeutics, Inc.(1)	45,656	1,221,755
TherapeuticsMD, Inc.(1)	98,466	155,576
Theravance Biopharma, Inc.(1)	19,018	281,181
Tivity Health, Inc.(1)	9,906	138,882
Translate Bio, Inc.(1)	32,735	445,523
TransMedics Group, Inc.(1)	12,002	165,388
Tricida, Inc.(1)	13,273	120,253
Triple-S Management Corp. - Class B(1)	987	17,638
Turning Point Therapeutics, Inc.(1)	15,336	1,339,753
Twist Bioscience Corp.(1)	15,754	1,196,831
Tyme Technologies, Inc.(1)	31,879	31,241
Ultragenyx Pharmaceutical, Inc.(1)	27,676	2,274,690
UNITY Biotechnology, Inc.(1)	17,790	61,553
UroGen Pharma Ltd.(1)	5,690	109,760
US Physical Therapy, Inc.	6,099	529,881
Utah Medical Products, Inc.	1,294	103,352
Vapotherm, Inc.(1)	9,454	274,166
Varian Medical Systems, Inc.(1)	964	165,808

Vaxart, Inc.(1)	21,296	141,618
Vaxcyte, Inc.(1)	6,893	340,376
VBI Vaccines, Inc.(1)	68,004	194,491
Veeva Systems, Inc. - Class A(1)	356,144	100,144,131
Venus Concept, Inc.(1)	5,753	13,347
Veracyte, Inc.(1)	27,531	894,482
Verastem, Inc.(1)	36,284	43,904
Vericel Corp.(1)	19,309	357,796
Verrica Pharmaceuticals, Inc.(1)	5,389	41,711
Viela Bio, Inc.(1)	10,390	291,751
Viemed Healthcare, Inc.(1)	17,362	150,008
ViewRay, Inc.(1)	18,430	64,505
Viking Therapeutics, Inc.(1)	2,397	13,951
Vir Biotechnology, Inc.(1)	25,755	884,169
Vocera Communications, Inc.(1)	15,305	445,069
VolitionRX Ltd.(1)	12,133	38,947
Voyager Therapeutics, Inc.(1)	12,538	133,780
vTv Therapeutics, Inc. - Class A(1)	4,994	8,839
VYNE Therapeutics, Inc.(1)	7,090	11,769
Waters Corp.(1)	128,891	25,221,391
WaVe Life Sciences Ltd.(1)	11,787	100,072
West Pharmaceutical Services, Inc.	222,634	61,202,087
Wright Medical Group NV(1)	61,923	1,891,128
Xencor, Inc.(1)	25,225	978,478
Xeris Pharmaceuticals, Inc.(1)	20,688	122,680
XOMA Corp.(1)	2,712	51,094
Y-mAbs Therapeutics, Inc.(1)	14,432	554,044
Zentalis Pharmaceuticals, Inc.(1)	4,781	156,291
ZIOPHARM Oncology, Inc.(1)	68,482	172,575
Zogenix, Inc.(1)	26,726	479,197
Zynex, Inc.(1)	8,956	156,282

Total Healthcare		1,263,280,831

Industrials – 14.02%
AAON, Inc.	167,390	10,085,247
Advanced Disposal Services, Inc.(1)	32,646	986,889
Advanced Drainage Systems, Inc.	26,726	1,668,771
Aerojet Rocketdyne Holdings, Inc.(1)	35,288	1,407,638
AeroVironment, Inc.(1)	10,413	624,884
Air Transport Services Group, Inc.(1)	28,259	708,171
Akerna Corp.(1)	4,586	16,693
Alamo Group, Inc.	3,808	411,378
Albany International Corp. - Class A	186,935	9,255,152
Allegiant Travel Co. - Class A	732	87,694
Allegion Plc	5,102	504,639
Allied Motion Technologies, Inc.	3,252	134,243
Allison Transmission Holdings, Inc.	6,255	219,801
Alpha Pro Tech Ltd.(1)	5,903	87,246
Altra Industrial Motion Corp.	441,002	16,303,844
Ameresco, Inc. - Class A(1)	11,802	394,187
AMETEK, Inc.	456,000	45,326,400
Apogee Enterprises, Inc.	2,041	43,616
Applied Industrial Technologies, Inc.	7,253	399,640
Armstrong World Industries, Inc.	1,541	106,036
ASGN, Inc.(1)	20,248	1,286,963
Atkore International Group, Inc.(1)	22,685	515,630
Atlas Air Worldwide Holdings, Inc.(1)	894	54,445
Avis Budget Group, Inc.(1)	25,323	666,501
Axon Enterprise, Inc.(1)	70,772	6,419,020
AZEK Co., Inc. - Class A(1)	102,299	3,561,028
Barrett Business Services, Inc.	320	16,781
Beacon Roofing Supply, Inc.(1)	257,041	7,986,264
Bloom Energy Corp. - Class A(1)	40,423	726,401
Blue Bird Corp.(1)	3,220	39,155
Brady Corp. - Class A	16,978	679,460
Brink’s Co.	24,144	992,077
Builders FirstSource, Inc.(1)	50,462	1,646,070
BWX Technologies, Inc.	5,151	290,053
CAI International, Inc.	1,408	38,762
Carrier Global Corp.	26,565	811,295
Casella Waste Systems, Inc. - Class A(1)	19,208	1,072,767

CBIZ, Inc.(1)	3,978	90,977
CH Robinson Worldwide, Inc.	1,760	179,854
Cimpress Plc(1)	2,822	212,102
Cintas Corp.	48,876	16,267,399
Clarivate Plc(1)	1,195,000	37,033,050
Comfort Systems USA, Inc.	5,136	264,555
Construction Partners, Inc. - Class A(1)	5,599	101,902
Copart, Inc.(1)	17,293	1,818,532
CoreLogic, Inc.	379	25,647
Cornerstone Building Brands, Inc.(1)	9,295	74,174
CoStar Group, Inc.(1)	9,511	8,070,179
Covanta Holding Corp.	22,104	171,306
CRA International, Inc.	2,703	101,281
CSW Industrials, Inc.	6,594	509,386
Cubic Corp.	1,660	96,562
Daseke, Inc.(1)	21,625	116,126
Donaldson Co., Inc.	1,064	49,391
Douglas Dynamics, Inc.	9,873	337,657
Dun & Bradstreet Holdings, Inc.(1)	3,570	91,606
Dycom Industries, Inc.(1)	10,620	560,948
EMCOR Group, Inc.	2,228	150,858
Energy Recovery, Inc.(1)	19,580	160,556
Enerpac Tool Group Corp. - Class A(1)	9,951	187,178
EnerSys	1,923	129,072
Equifax, Inc.	7,642	1,199,030
ESCO Technologies, Inc.	11,355	914,759
EVI Industries, Inc.(1)	2,506	66,685
Evoqua Water Technologies Corp.(1)	43,840	930,285
ExOne Co.(1)	4,670	57,067
Expeditors International of Washington, Inc.	8,667	784,537
Exponent, Inc.	24,714	1,780,149
Fastenal Co.	39,549	1,783,264
Federal Signal Corp.	26,508	775,359
Forrester Research, Inc.(1)	5,300	173,787
Fortive Corp.	1,003,427	76,471,172
Forward Air Corp.	8,234	472,467
Foundation Building Materials, Inc.(1)	2,403	37,775
Franklin Covey Co.(1)	5,952	105,588
Franklin Electric Co., Inc.	20,582	1,210,839
FuelCell Energy, Inc.(1)	66,418	142,135
Gencor Industries, Inc.(1)	565	6,232
Generac Holdings, Inc.(1)	57,002	11,037,867
Gibraltar Industries, Inc.(1)	3,537	230,400
Gorman-Rupp Co.	1,479	43,571
Graco, Inc.	7,031	431,352
Granite Construction, Inc.	2,652	46,702
HC2 Holdings, Inc.(1)	17,871	43,248
Healthcare Services Group, Inc.	35,881	772,518
HEICO Corp.	3,087	323,085
HEICO Corp. - Class A	51,083	4,529,019
Helios Technologies, Inc.	6,671	242,824
Herc Holdings, Inc.(1)	764	30,262
Huntington Ingalls Industries, Inc.	332	46,729
Huron Consulting Group, Inc.(1)	1,118	43,971
IAA, Inc.(1)	2,764	143,921
IBEX Ltd.(1)	1,219	18,748
ICF International, Inc.	4,427	272,393
IDEX Corp.	216,023	39,404,755
IES Holdings, Inc.(1)	1,249	39,681
IHS Markit Ltd.	349,141	27,411,060
Ingersoll Rand, Inc.(1)	537,628	19,139,557
Insperity, Inc.	8,680	568,453
Interface, Inc. - Class A	5,361	32,809
JB Hunt Transport Services, Inc.	22,087	2,791,355
John Bean Technologies Corp.	15,052	1,383,128
Kadant, Inc.	5,496	602,472
Kaman Corp.	1,426	55,571
Kforce, Inc.	9,663	310,859
Kornit Digital Ltd.(1)	91,300	5,922,631
Kratos Defense & Security Solutions, Inc.(1)	337,184	6,500,908

L3Harris Technologies, Inc.	83,766	14,226,817
Landstar System, Inc.	74,572	9,358,040
Lawson Products, Inc.(1)	1,232	50,549
Lincoln Electric Holdings, Inc.	2,054	189,050
Lindsay Corp.	5,207	503,413
Luxfer Holdings Plc	913	11,458
Marten Transport Ltd.	14,047	229,247
Masonite International Corp.(1)	11,723	1,153,543
MasTec, Inc.(1)	1,786	75,369
Mastech Digital, Inc.(1)	2,236	40,270
McGrath RentCorp	6,579	392,043
Mercury Systems, Inc.(1)	63,693	4,933,660
Meritor, Inc.(1)	25,544	534,891
Montrose Environmental Group, Inc.(1)	2,021	48,140
MSA Safety, Inc.	682	91,504
MSC Industrial Direct Co., Inc. - Class A	167,270	10,584,846
Mueller Water Products, Inc. - Class A	3,951	41,051
MYR Group, Inc.(1)	4,915	182,740
National Presto Industries, Inc.	169	13,834
Nordson Corp.	51,496	9,877,963
NV5 Global, Inc.(1)	4,780	252,241
Old Dominion Freight Line, Inc.	7,164	1,296,111
Omega Flex, Inc.	1,368	214,393
Orion Energy Systems, Inc.(1)	12,718	96,275
PAE, Inc.(1)	28,442	241,757
PAM Transportation Services, Inc.(1)	135	5,076
Parsons Corp.(1)	7,967	267,213
Patrick Industries, Inc.	10,129	582,620
PGT Innovations, Inc.(1)	10,227	179,177
Pitney Bowes, Inc.	30,961	164,403
Plug Power, Inc.(1)	164,069	2,200,165
Primoris Services Corp.	395,115	7,127,875
Proto Labs, Inc.(1)	55,275	7,158,113
Quanta Services, Inc.	2,344	123,904
Raven Industries, Inc.	1,660	35,723
RBC Bearings, Inc.(1)	142,896	17,320,424
Red Violet, Inc.(1)	3,589	66,253
REV Group, Inc.	1,792	14,139
Rexnord Corp.	4,373	130,490
Rockwell Automation, Inc.	132,160	29,165,069
Rollins, Inc.	11,039	598,203
Roper Technologies, Inc.	52,939	20,916,728
Saia, Inc.(1)	12,657	1,596,554
Shyft Group, Inc.	16,385	309,349
Simpson Manufacturing Co., Inc.	134,029	13,022,258
SiteOne Landscape Supply, Inc.(1)	69,731	8,503,695
SPX Corp.(1)	15,261	707,805
Sterling Construction Co., Inc.(1)	2,318	32,823
Sunrun, Inc.(1)	57,264	4,413,336
Systemax, Inc.	3,749	89,751
Teledyne Technologies, Inc.(1)	55,767	17,299,481
Tennant Co.	8,745	527,848
Tetra Tech, Inc.	25,935	2,476,793
Toro Co.	384,409	32,271,136
TPI Composites, Inc.(1)	14,584	422,353
Transcat, Inc.(1)	3,317	97,188
TransDigm Group, Inc.	987	468,943
TransUnion	169,655	14,273,075
Trex Co., Inc.(1)	72,071	5,160,284
TriNet Group, Inc.(1)	19,800	1,174,536
UFP Industries, Inc.	24,237	1,369,633
UniFirst Corp.	66,556	12,603,710
Universal Logistics Holdings, Inc.	2,388	49,814
Upwork, Inc.(1)	44,654	778,766
Vectrus, Inc.(1)	1,977	75,126
Verisk Analytics, Inc. - Class A	144,283	26,737,083
Vertiv Holdings Co. - Class A(1)	18,576	321,736
Vicor Corp.(1)	9,285	721,723
Virgin Galactic Holdings, Inc.(1)	4,907	94,362
Vivint Solar, Inc.(1)	23,690	1,003,272

Watsco, Inc.	30,304	7,057,499
Watts Water Technologies, Inc. - Class A	5,847	585,577
Welbilt, Inc.(1)	17,587	108,336
Werner Enterprises, Inc.	26,005	1,091,950
Willdan Group, Inc.(1)	3,290	83,928
WillScot Mobile Mini Holdings Corp. - Class A(1)	26,972	449,893
WW Grainger, Inc.	2,780	991,821
XPO Logistics, Inc.(1)	368	31,155

Total Industrials		689,403,490

Information Technology – 26.20%
2U, Inc.(1)	1,967	66,603
8x8, Inc.(1)	155,738	2,421,726
A10 Networks, Inc.(1)	30,318	193,126
Acacia Communications, Inc.(1)	18,740	1,263,076
ACI Worldwide, Inc.(1)	55,037	1,438,117
Advanced Energy Industries, Inc.(1)	18,265	1,149,599
Advanced Micro Devices, Inc.(1)	183,794	15,069,270
Agilysys, Inc.(1)	8,649	208,960
Akamai Technologies, Inc.(1)	11,216	1,239,817
Akoustis Technologies, Inc.(1)	14,995	122,359
Alarm.com Holdings, Inc.(1)	22,890	1,264,672
Altair Engineering, Inc. - Class A(1)	230,165	9,662,327
Alteryx, Inc. - Class A(1)	4,484	509,158
Ambarella, Inc.(1)	4,797	250,307
American Software, Inc. - Class A	14,448	202,850
Amkor Technology, Inc.(1)	7,796	87,315
Amphenol Corp. - Class A	14,589	1,579,551
Anaplan, Inc.(1)	11,097	694,450
ANSYS, Inc.(1)	19,441	6,361,678
Appfolio, Inc. - Class A(1)	7,863	1,115,052
Appian Corp. - Class A(1)	17,150	1,110,462
Arista Networks, Inc.(1)	97,378	20,150,430
Aspen Technology, Inc.(1)	38,431	4,864,980
Atlassian Corp. Plc - Class A(1)	284,352	51,692,350
Atomera, Inc.(1)	7,686	80,319
Avalara, Inc.(1)	7,020	893,927
Avaya Holdings Corp.(1)	39,802	604,990
Avid Technology, Inc.(1)	15,108	129,324
Axcelis Technologies, Inc.(1)	14,925	328,350
Badger Meter, Inc.	108,708	7,106,242
Benefitfocus, Inc.(1)	13,583	152,130
BigCommerce Holdings, Inc.(1)	626	52,146
Bill.Com Holdings, Inc.(1)	4,638	465,238
Black Knight, Inc.(1)	12,870	1,120,333
Blackbaud, Inc.	177,059	9,885,204
Blackline, Inc.(1)	24,199	2,168,956
Booz Allen Hamilton Holding Corp. - Class A	11,509	955,017
Bottomline Technologies DE, Inc.(1)	20,852	879,120
Box, Inc. - Class A(1)	66,866	1,160,794
Brightcove, Inc.(1)	18,790	192,410
Broadridge Financial Solutions, Inc.	9,741	1,285,812
Brooks Automation, Inc.	34,944	1,616,509
Cabot Microelectronics Corp.	13,968	1,994,770
CACI International, Inc. - Class A(1)	338	72,048
Cadence Design Systems, Inc.(1)	106,860	11,394,482
CalAmp Corp.(1)	10,244	73,654
Calix, Inc.(1)	25,334	450,438
Cambium Networks Corp.(1)	3,057	51,572
Cardtronics Plc - Class A(1)	12,480	247,104
Casa Systems, Inc.(1)	14,583	58,769
Cass Information Systems, Inc.	6,865	276,248
CDK Global, Inc.	1,364	59,457
CDW Corp.	12,075	1,443,325
Ceridian HCM Holding, Inc.(1)	286,193	23,653,851
CEVA, Inc.(1)	10,334	406,850
ChannelAdvisor Corp.(1)	13,151	190,295
Ciena Corp.(1)	44,901	1,782,121
Citrix Systems, Inc.	2,846	391,923
Clearfield, Inc.(1)	5,153	103,936
Cloudera, Inc.(1)	48,053	523,297

Cloudflare, Inc. - Class A(1)	9,231	379,025
Cognex Corp.	370,694	24,132,179
Coherent, Inc.(1)	1,699	188,470
Cohu, Inc.	1,383	23,760
CommScope Holding Co., Inc.(1)	1,075	9,675
CommVault Systems, Inc.(1)	20,143	821,834
Cornerstone OnDemand, Inc.(1)	29,221	1,062,476
Coupa Software, Inc.(1)	14,588	4,000,613
Crowdstrike Holdings, Inc. - Class A(1)	9,376	1,287,512
CSG Systems International, Inc.	15,708	643,243
CyberArk Software Ltd.(1)	25,782	2,666,374
CyberOptics Corp.(1)	3,503	111,536
Datadog, Inc. - Class A(1)	207,125	21,159,890
Diebold Nixdorf, Inc.(1)	13,457	102,811
Digimarc Corp.(1)	5,275	117,791
Digital Turbine, Inc.(1)	39,693	1,299,549
Diodes, Inc.(1)	3,543	200,002
DocuSign, Inc. - Class A(1)	55,229	11,887,490
Dolby Laboratories, Inc. - Class A	645	42,751
Domo, Inc. - Class B(1)	12,303	471,574
Dropbox, Inc. - Class A(1)	20,854	401,648
DSP Group, Inc.(1)	9,730	128,241
Duck Creek Technologies, Inc.(1)	1,009	45,839
Dynatrace, Inc.(1)	15,573	638,804
Ebix, Inc.	7,265	149,659
eGain Corp.(1)	3,586	50,814
Elastic NV(1)	5,552	599,005
Endava Plc - ADR(1)	111,919	7,067,685
Endurance International Group Holdings, Inc.(1)	30,798	176,781
Enphase Energy, Inc.(1)	8,994	742,814
Entegris, Inc.	10,680	793,951
Envestnet, Inc.(1)	111,397	8,595,393
EPAM Systems, Inc.(1)	4,524	1,462,519
ePlus, Inc.(1)	5,428	397,330
Everbridge, Inc.(1)	2,906	365,371
EVERTEC, Inc.	29,001	1,006,625
Evo Payments, Inc. - Class A(1)	19,626	487,706
ExlService Holdings, Inc.(1)	210,296	13,873,227
Extreme Networks, Inc.(1)	56,810	228,376
Fabrinet(1)	17,670	1,113,740
Fair Isaac Corp.(1)	2,380	1,012,404
FARO Technologies, Inc.(1)	7,909	482,291
Fastly, Inc. - Class A(1)	6,712	628,780
Fidelity National Information Services, Inc.	218,438	32,156,258
FireEye, Inc.(1)	4,474	55,232
Fitbit, Inc. - Class A(1)	78,878	548,991
Five9, Inc.(1)	30,723	3,984,159
FleetCor Technologies, Inc.(1)	7,021	1,671,700
FormFactor, Inc.(1)	37,130	925,651
Fortinet, Inc.(1)	36,004	4,241,631
Gartner, Inc.(1)	7,359	919,507
Genasys, Inc.(1)	15,233	93,683
Genpact Ltd.	6,290	244,995
Global Payments, Inc.	366,197	65,029,263
Globant SA(1)	3,276	587,125
GoDaddy, Inc. - Class A(1)	14,093	1,070,645
GreenSky, Inc. - Class A(1)	29,806	132,339
Grid Dynamics Holdings, Inc.(1)	10,019	77,447
GTT Communications, Inc.(1)	15,326	79,082
Guidewire Software, Inc.(1)	231,868	24,176,876
Hackett Group, Inc.	10,370	115,937
HubSpot, Inc.(1)	129,533	37,853,429
I3 Verticals, Inc. - Class A(1)	7,035	177,634
Ichor Holdings Ltd.(1)	10,758	232,050
II-VI, Inc.(1)	42,725	1,732,926
Immersion Corp.(1)	5,700	40,185
Impinj, Inc.(1)	8,073	212,724
Infinera Corp.(1)	38,853	239,334
Inphi Corp.(1)	4,065	456,296
Inseego Corp.(1)	32,582	336,246

Insight Enterprises, Inc.(1)	4,554	257,665
Intellicheck, Inc.(1)	8,787	58,609
Intelligent Systems Corp.(1)	3,506	136,664
InterDigital, Inc.	4,628	264,074
International Money Express, Inc.(1)	11,299	162,310
Intevac, Inc.(1)	2,791	15,378
IPG Photonics Corp.(1)	85,477	14,528,526
Iteris, Inc.(1)	18,908	77,523
Itron, Inc.(1)	19,278	1,170,946
J2 Global, Inc.(1)	21,807	1,509,481
Jabil, Inc.	2,330	79,826
Jack Henry & Associates, Inc.	5,080	825,957
Jamf Holding Corp.(1)	834	31,367
KBR, Inc.	8,295	185,476
Keysight Technologies, Inc.(1)	5,357	529,164
KLA Corp.	13,221	2,561,437
Lattice Semiconductor Corp.(1)	619,973	17,954,418
Leidos Holdings, Inc.	1,129	100,650
Limelight Networks, Inc.(1)	57,800	332,928
Littelfuse, Inc.	57,228	10,148,814
LivePerson, Inc.(1)	29,684	1,543,271
LiveRamp Holdings, Inc.(1)	24,909	1,289,539
Lumentum Holdings, Inc.(1)	710	53,342
Luna Innovations, Inc.(1)	13,693	81,884
MACOM Technology Solutions Holdings, Inc.(1)	22,579	767,912
Manhattan Associates, Inc.(1)	162,727	15,538,801
ManTech International Corp. - Class A	5,564	383,248
Maxeon Solar Technologies Ltd.(1)	3,458	58,648
Maxim Integrated Products, Inc.	7,514	508,022
MAXIMUS, Inc.	29,415	2,012,280
MaxLinear, Inc. - Class A(1)	19,637	456,364
Medallia, Inc.(1)	1,102,526	30,231,263
Methode Electronics, Inc.	2,985	85,072
Microchip Technology, Inc.	70,563	7,251,054
MicroStrategy, Inc. - Class A(1)	2,355	354,569
Mimecast Ltd.(1)	27,536	1,291,989
Mitek Systems, Inc.(1)	10,557	134,496
MKS Instruments, Inc.	3,487	380,885
MobileIron, Inc.(1)	47,392	332,218
Model N, Inc.(1)	16,462	580,779
MongoDB, Inc. - Class A(1)	4,281	991,094
Monolithic Power Systems, Inc.	3,702	1,035,116
Motorola Solutions, Inc.	1,481	232,236
Napco Security Technologies, Inc.(1)	5,808	136,488
National Instruments Corp.	78,523	2,803,271
nCino, Inc.(1)	544	43,346
NeoPhotonics Corp.(1)	16,319	99,383
NetApp, Inc.	10,217	447,913
New Relic, Inc.(1)	263,336	14,841,617
NIC, Inc.	31,689	624,273
Nice Ltd. - ADR(1)	51,080	11,596,692
nLight, Inc.(1)	16,773	393,830
NortonLifeLock, Inc.	46,742	974,103
Novanta, Inc.(1)	16,477	1,735,687
Nutanix, Inc. - Class A(1)	345,100	7,654,318
NVE Corp.	2,071	101,645
Okta, Inc. - Class A(1)	132,793	28,397,783
OneSpan, Inc.(1)	16,052	336,450
Onto Innovation, Inc.(1)	245,690	7,316,648
OSI Systems, Inc.(1)	8,149	632,444
PagerDuty, Inc.(1)	5,808	157,455
Pagseguro Digital Ltd. - Class A(1)	500,587	18,877,136
Palo Alto Networks, Inc.(1)	152,985	37,443,079
PAR Technology Corp.(1)	7,637	309,375
Park City Group, Inc.(1)	1,887	9,303
Paychex, Inc.	21,587	1,721,995
Paycom Software, Inc.(1)	4,195	1,305,903
Paylocity Holding Corp.(1)	2,942	474,898
PaySign, Inc.(1)	14,532	82,542
PC Connection, Inc.	467	19,175

PDF Solutions, Inc.(1)	12,966	242,594
Pegasystems, Inc.	3,007	363,967
Perficient, Inc.(1)	15,690	670,591
Perspecta, Inc.	55,353	1,076,616
PFSweb, Inc.(1)	5,806	38,842
Ping Identity Holding Corp.(1)	17,594	549,109
Pixelworks, Inc.(1)	17,563	36,004
Plantronics, Inc.	5,144	60,905
Plexus Corp.(1)	11,249	794,517
Pluralsight, Inc. - Class A(1)	8,884	152,183
Power Integrations, Inc.	99,857	5,532,078
Priority Technology Holdings, Inc.(1)	2,478	7,818
Progress Software Corp.	21,691	795,626
Proofpoint, Inc.(1)	206,559	21,802,302
PROS Holdings, Inc.(1)	92,737	2,962,020
PTC, Inc.(1)	57,816	4,782,540
Pure Storage, Inc. - Class A(1)	1,549,238	23,842,773
Q2 Holdings, Inc.(1)	167,785	15,312,059
QAD, Inc. - Class A	5,611	236,784
Qualys, Inc.(1)	161,763	15,854,392
Quantum Corp.(1)	3,251	14,955
Rackspace Technology, Inc.(1)	13,502	260,454
Rapid7, Inc.(1)	74,301	4,550,193
RealPage, Inc.(1)	6,509	375,179
Repay Holdings Corp. - Class A(1)	137,508	3,231,438
Research Frontiers, Inc.(1)	14,527	39,223
Resonant, Inc.(1)	22,074	52,536
Rimini Street, Inc.(1)	11,078	35,671
RingCentral, Inc. - Class A(1)	30,740	8,441,511
Rogers Corp.(1)	1,532	150,228
Rosetta Stone, Inc.(1)	1,116	33,458
SailPoint Technologies Holding, Inc.(1)	42,433	1,679,074
Sapiens International Corp. NV	12,238	374,238
Science Applications International Corp.	658	51,600
SecureWorks Corp. - Class A(1)	391	4,453
Semtech Corp.(1)	141,342	7,485,472
ServiceNow, Inc.(1)	47,000	22,795,000
ShotSpotter, Inc.(1)	3,841	119,225
Silicon Laboratories, Inc.(1)	154,723	15,139,646
SiTime Corp.(1)	4,392	369,060
Skyworks Solutions, Inc.	162,917	23,704,423
Slack Technologies, Inc. - Class A(1)	473,880	12,728,417
SMART Global Holdings, Inc.(1)	6,547	178,995
Smartsheet, Inc. - Class A(1)	591,395	29,226,741
Smith Micro Software, Inc.(1)	18,201	67,890
SolarEdge Technologies, Inc.(1)	4,159	991,298
Splunk, Inc.(1)	193,540	36,410,680
Sprout Social, Inc. - Class A(1)	13,135	505,697
SPS Commerce, Inc.(1)	265,965	20,710,695
SS&C Technologies Holdings, Inc.	4,039	244,440
StoneCo Ltd. - Class A(1)	15,224	805,197
SunPower Corp. - Class A(1)	25,301	316,515
Super Micro Computer, Inc.(1)	6,084	160,618
SVMK, Inc.(1)	58,355	1,290,229
Switch, Inc. - Class A	7,518	117,356
Sykes Enterprises, Inc.(1)	1,160	39,684
Synaptics, Inc.(1)	15,485	1,245,304
Synopsys, Inc.(1)	162,773	34,830,167
Telenav, Inc.(1)	7,175	25,830
Tenable Holdings, Inc.(1)	33,709	1,272,515
Teradata Corp.(1)	6,992	158,718
Teradyne, Inc.	14,085	1,119,194
Trade Desk, Inc. - Class A(1)	3,519	1,825,587
Trimble, Inc.(1)	429,856	20,933,987
TTEC Holdings, Inc.	8,750	477,312
Tucows, Inc. - Class A(1)	4,460	307,294
Twilio, Inc. - Class A(1)	9,704	2,397,761
Tyler Technologies, Inc.(1)	61,584	21,465,719
Ubiquiti, Inc.	580	96,663
Ultra Clean Holdings, Inc.(1)	19,261	413,341

Unisys Corp.(1)	3,392	36,193
Unity Software, Inc.(1)	8,872	774,348
Universal Display Corp.	3,656	660,785
Upland Software, Inc.(1)	12,512	471,702
Varonis Systems, Inc.(1)	15,036	1,735,455
Verint Systems, Inc.(1)	13,840	666,811
VeriSign, Inc.(1)	5,158	1,056,616
Veritone, Inc.(1)	11,168	102,299
Verra Mobility Corp. - Class A(1)	64,357	621,689
Viavi Solutions, Inc.(1)	109,906	1,289,197
VirnetX Holding Corp.	15,126	79,714
Virtusa Corp.(1)	14,027	689,567
Western Union Co.	6,653	142,574
WEX, Inc.(1)	25,038	3,479,531
Wix.com Ltd.(1)	11,071	2,821,444
Workday, Inc. - Class A(1)	227,000	48,834,510
Workiva, Inc. - Class A(1)	18,842	1,050,630
Wrap Technologies, Inc.(1)	4,835	32,733
Xilinx, Inc.	20,804	2,168,609
Xperi Holding Corp.	3,933	45,190
Yext, Inc.(1)	48,859	741,680
Zebra Technologies Corp. - Class A(1)	4,085	1,031,299
Zendesk, Inc.(1)	134,730	13,866,412
Zix Corp.(1)	27,164	158,638
Zoom Video Communications, Inc. - Class A(1)	85,439	40,165,728
Zscaler, Inc.(1)	371,597	52,279,982
Zuora, Inc. - Class A(1)	49,079	507,477

Total Information Technology		1,288,375,560

Materials – 2.09%
Amcor Plc	20,084	221,928
American Vanguard Corp.	2,821	37,068
Amyris, Inc.(1)	4,190	12,235
AptarGroup, Inc.	245,000	27,734,000
Avery Dennison Corp.	2,904	371,247
Balchem Corp.	39,757	3,881,476
Ball Corp.	169,083	14,054,179
Berry Global Group, Inc.(1)	186,664	9,019,605
Boise Cascade Co.	3,083	123,073
Caledonia Mining Corp. Plc	1,448	24,602
Chase Corp.	49,566	4,728,596
Compass Minerals International, Inc.	16,415	974,230
Crown Holdings, Inc.(1)	1,166	89,619
Ferro Corp.(1)	29,049	360,208
FMC Corp.	2,198	232,790
Forterra, Inc.(1)	9,461	111,829
GCP Applied Technologies, Inc.(1)	18,294	383,259
Graphic Packaging Holding Co.	915,163	12,894,647
Hawkins, Inc.	2,554	117,739
HB Fuller Co.	16,030	733,853
Ingevity Corp.(1)	134,858	6,667,380
Innospec, Inc.	103,102	6,528,419
Koppers Holdings, Inc.(1)	6,264	130,980
Louisiana-Pacific Corp.	54,286	1,601,980
Marrone Bio Innovations, Inc.(1)	33,065	40,339
Materion Corp.	3,074	159,940
Myers Industries, Inc.	6,354	84,063
NewMarket Corp.	483	165,341
Novagold Resources, Inc.(1)	106,678	1,268,401
O-I Glass, Inc.	58,226	616,613
Orion Engineered Carbons SA	16,128	201,761
PQ Group Holdings, Inc.(1)	3,195	32,781
Quaker Chemical Corp.	6,395	1,149,245
Reliance Steel & Aluminum Co.	50,836	5,187,305
Royal Gold, Inc.	3,998	480,440
RPM International, Inc.	9,071	751,442
Scotts Miracle-Gro Co.	3,234	494,511
Sensient Technologies Corp.	8,331	481,032
Stepan Co.	816	88,944
Trinseo SA	5,791	148,481
Tronox Holdings Plc - Class A	15,203	119,648

UFP Technologies, Inc.(1)	320	13,254
United States Lime & Minerals, Inc.	55	4,956
WR Grace & Co.	1,643	66,197

Total Materials		102,589,636

Real Estate – 1.31%
Alexander’s, Inc.	961	235,656
Altisource Portfolio Solutions SA(1)	222	2,813
Americold Realty Trust	1,777	63,528
Bluerock Residential Growth REIT, Inc. - Class A	4,504	34,140
Brookfield Property REIT, Inc. - Class A	3,579	43,807
CareTrust REIT, Inc.	6,404	113,959
CatchMark Timber Trust, Inc. - Class A	2,592	23,147
CIM Commercial Trust Corp.	5,597	55,186
Clipper Realty, Inc.	6,363	38,496
Community Healthcare Trust, Inc.	10,498	490,886
CoreSite Realty Corp.	72,842	8,659,457
Corporate Office Properties Trust	301,448	7,150,347
Cushman & Wakefield Plc(1)	17,849	187,593
Easterly Government Properties, Inc.	38,480	862,337
EastGroup Properties, Inc.	17,642	2,281,640
Equity LifeStyle Properties, Inc.	6,035	369,946
eXp World Holdings, Inc.(1)	11,731	473,229
Extra Space Storage, Inc.	7,581	811,091
Fathom Holdings, Inc.(1)	780	12,277
FirstService Corp.	87,366	11,522,702
Four Corners Property Trust, Inc.	33,888	867,194
Gladstone Commercial Corp.	3,260	54,931
Gladstone Land Corp.	3,940	59,179
Griffin Industrial Realty, Inc.	946	50,564
Hudson Pacific Properties, Inc.	175,561	3,850,053
Innovative Industrial Properties, Inc. - Class A	4,237	525,854
Iron Mountain, Inc.	14,236	381,382
LTC Properties, Inc.	7,192	250,713
Marcus & Millichap, Inc.(1)	1,219	33,547
Maui Land & Pineapple Co., Inc.(1)	1,513	16,371
Monmouth Real Estate Investment Corp.	40,392	559,429
National Health Investors, Inc.	6,675	402,302
National Storage Affiliates Trust	30,136	985,749
NETSTREIT Corp.	659	12,033
NexPoint Residential Trust, Inc.	1,551	68,787
Plymouth Industrial REIT, Inc.	7,839	96,733
PS Business Parks, Inc.	9,629	1,178,493
QTS Realty Trust, Inc. - Class A	27,800	1,751,956
Redfin Corp.(1)	46,660	2,329,734
RMR Group, Inc. - Class A	6,504	178,665
Ryman Hospitality Properties, Inc.	20,998	772,726
Safehold, Inc.	4,592	285,163
Saul Centers, Inc.	4,723	125,537
Simon Property Group, Inc.	20,392	1,318,955
St Joe Co.(1)	8,081	166,711
STAG Industrial, Inc.	5,722	174,464
Terreno Realty Corp.	238,210	13,044,380
UMH Properties, Inc.	14,044	190,156
Uniti Group, Inc.	92,997	979,723
Universal Health Realty Income Trust	5,458	311,051

Total Real Estate		64,454,772

Utilities – 1.01%
Ameren Corp.	287,083	22,702,524
American States Water Co.	17,754	1,330,662
Artesian Resources Corp. - Class A	279	9,617
Atlantic Power Corp.(1)	4,183	8,199
Brookfield Infrastructure Corp. - Class A	7,775	430,657
Brookfield Renewable Corp. - Class A	2,835	166,131
Cadiz, Inc.(1)	4,896	48,617
California Water Service Group	21,943	953,423
Chesapeake Utilities Corp.	7,300	615,390
Clearway Energy, Inc. - Class A	2,762	68,221
Clearway Energy, Inc. - Class C	8,335	224,712
CMS Energy Corp.	307,073	18,857,353
Genie Energy Ltd. - Class B	6,990	55,920
Global Water Resources, Inc.	5,857	63,138
MGE Energy, Inc.	4,633	290,304
Middlesex Water Co.	8,205	509,941
Northwest Natural Holding Co.	1,462	66,360
NRG Energy, Inc.	7,254	222,988
ONE Gas, Inc.	2,862	197,507
Ormat Technologies, Inc.	19,260	1,138,459
Otter Tail Corp.	6,454	233,441
Pure Cycle Corp.(1)	9,273	83,550
RGC Resources, Inc.	1,933	45,329
SJW Group	6,632	403,624
South Jersey Industries, Inc.	28,242	544,223
Southwest Gas Holdings, Inc.	2,194	138,441
Spark Energy, Inc. - Class A	6,048	50,319
Sunnova Energy International, Inc.(1)	3,069	93,328
York Water Co.	6,199	262,032

Total Utilities		49,814,410

Total Common Stocks (Cost: $3,717,738,055)		4,816,391,623

SHORT-TERM INVESTMENTS – 2.19%
Money Market Funds – 1.88%
Goldman Sachs Financial Square Government Fund - Class I, 0.00%(2)	92,400,138	92,400,138

Total Money Market Funds (Cost: $92,400,138)		92,400,138

	Principal Amount	Value
Time Deposits – 0.31%
Barclays Bank, London, 0.01% due 10/01/2020	$567,529	567,529
BNP Paribas, Paris, 0.01% due 10/01/2020	2,007,494	2,007,494
JP Morgan, New York, 0.01% due 10/01/2020	2,820,239	2,820,239
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2020	9,749,935	9,749,935

Total Time Deposits (Cost: $15,145,197)		15,145,197

Total Short-Term Investments (Cost: $107,545,335)		107,545,335

TOTAL INVESTMENTS IN SECURITIES – 100.14% (Cost: $3,825,283,390)		4,923,936,958

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.14)%		(6,857,321)

TOTAL NET ASSETS – 100.00%		$4,917,079,637

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $382, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.07%
Communication Services – 1.66%
Activision Blizzard, Inc.	36,914	$2,988,188
Alaska Communications Systems Group, Inc.	18,363	36,726
Altice USA, Inc. - Class A(1)	340,405	8,850,530
AMC Entertainment Holdings, Inc. - Class A	21,469	101,119
AMC Networks, Inc. - Class A(1)	75,168	1,857,401
ATN International, Inc.	4,294	215,301
Boston Omaha Corp. - Class A(1)	5,117	81,872
Cars.com, Inc.(1)	26,349	212,900
Central European Media Enterprises Ltd. - Class A(1)	17,866	74,859
CenturyLink, Inc.	33,131	334,292
Cincinnati Bell, Inc.(1)	12,967	194,505
Cinemark Holdings, Inc.	42,988	429,880
comScore, Inc.(1)	24,386	49,747
Consolidated Communications Holdings, Inc.(1)	25,655	145,977
Daily Journal Corp.(1)	82	19,844
DHI Group, Inc.(1)	19,246	43,496
Discovery, Inc. - Class A(1)	4,839	105,345
Discovery, Inc. - Class C(1)	9,581	187,788
DISH Network Corp. - Class A(1)	7,415	215,257
Electronic Arts, Inc.(1)	26,202	3,417,003
Emerald Holding, Inc.	10,244	20,898
Entercom Communications Corp. - Class A	49,585	79,832
Entravision Communications Corp. - Class A	26,197	39,819
Eros STX Global Corp.(1)	60,269	133,195
EW Scripps Co. - Class A	22,184	253,785
Fluent, Inc.(1)	18,400	45,632
Fox Corp. - Class A	10,311	286,955
Fox Corp. - Class B	4,757	133,053
Gaia, Inc. - Class A(1)	4,295	42,220
Gannett Co., Inc.	55,641	72,333
GCI Liberty, Inc. - Class A(1)	2,978	244,077
Gogo, Inc.(1)	1,267	11,707
Gray Television, Inc.(1)	24,074	331,499
Hemisphere Media Group, Inc. - Class A(1)	5,814	50,524
IDT Corp. - Class B(1)	2,596	17,082
iHeartMedia, Inc. - Class A(1)	23,398	189,992
IMAX Corp.(1)	418,947	5,010,606
Interpublic Group of Companies, Inc.	11,706	195,139
Iridium Communications, Inc.(1)	16,920	432,814
John Wiley & Sons, Inc. - Class A	1,296	41,096
Liberty Broadband Corp. - Class A(1)	777	110,186
Liberty Broadband Corp. - Class C(1)	3,147	449,612
Liberty Latin America Ltd. - Class A(1)	18,098	149,309
Liberty Latin America Ltd. - Class C(1)	62,960	512,494
Liberty Media Corp.-Liberty Braves - Class A(1)	1,406	29,357
Liberty Media Corp.-Liberty Braves - Class C(1)	5,589	117,425
Liberty Media Corp.-Liberty Formula One - Class A(1)	786	26,339
Liberty Media Corp.-Liberty Formula One - Class C(1)	164,111	5,952,306
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,187	72,543
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4,583	151,606
Liberty TripAdvisor Holdings, Inc. - Class A(1)	29,933	51,784
Lions Gate Entertainment Corp. - Class A(1)	1,910	18,107
Lions Gate Entertainment Corp. - Class B(1)	3,274	28,549
Live Nation Entertainment, Inc.(1)	108,353	5,838,060
LiveXLive Media, Inc.(1)	15,708	40,762
Loral Space & Communications, Inc.	4,033	73,804
Madison Square Garden Co. - Class A(1)	565	85,021
Madison Square Garden Entertainment Corp.(1)	552	37,807
Marcus Corp.	8,870	68,565
Meredith Corp.	8,047	105,577
MSG Networks, Inc. - Class A(1)	15,917	152,326
National CineMedia, Inc.	26,395	71,662
New York Times Co. - Class A	4,908	210,013
News Corp. - Class A	11,952	167,567
News Corp. - Class B	3,451	48,245
Nexstar Media Group, Inc. - Class A	303,206	27,267,316
Omnicom Group, Inc.	6,421	317,840
ORBCOMM, Inc.(1)	25,789	87,683
Pinterest, Inc. - Class A(1)	2,038	84,597
QuinStreet, Inc.(1)	12,825	203,148
Saga Communications, Inc. - Class A	1,696	33,716
Scholastic Corp.	11,568	242,812
Sinclair Broadcast Group, Inc. - Class A	17,473	336,006
Sirius XM Holdings, Inc.	14,023	75,163
Spok Holdings, Inc.	6,700	63,717
Take-Two Interactive Software, Inc.(1)	254	41,966
TEGNA, Inc.	304,234	3,574,750

Telephone & Data Systems, Inc.	2,948	54,361
Tribune Publishing Co.	6,756	78,775
TripAdvisor, Inc.	2,905	56,909
TrueCar, Inc.(1)	41,055	205,275
Twitter, Inc.(1)	23,194	1,032,133
United States Cellular Corp.(1)	480	14,174
ViacomCBS, Inc. - Class A	331	10,026
ViacomCBS, Inc. - Class B	225,133	6,305,975
Vonage Holdings Corp.(1)	41,027	419,706
WideOpenWest, Inc.(1)	11,097	57,593
Yelp, Inc. - Class A(1)	173,520	3,486,017
Zillow Group, Inc. - Class A(1)	1,536	155,965
Zillow Group, Inc. - Class C(1)	3,777	383,705
Zynga, Inc. - Class A(1)	4,759	43,402

Total Communication Services		86,396,044

Consumer Discretionary – 11.32%
Aaron’s, Inc.	163,174	9,243,807
Abercrombie & Fitch Co. - Class A	24,977	347,930
Acushnet Holdings Corp.	10,537	354,149
Adient Plc(1)	35,191	609,860
Adtalem Global Education, Inc.(1)	20,807	510,604
Advance Auto Parts, Inc.	34,803	5,342,260
American Axle & Manufacturing Holdings, Inc.(1)	184,030	1,061,853
American Eagle Outfitters, Inc.	59,943	887,756
American Outdoor Brands, Inc.(1)	5,480	71,404
American Public Education, Inc.(1)	5,825	164,207
America’s Car-Mart, Inc.(1)	585	49,655
Aptiv Plc	8,101	742,700
Aramark	328,694	8,693,956
Asbury Automotive Group, Inc.(1)	4,695	457,528
At Home Group, Inc.(1)	21,464	318,955
AutoNation, Inc.(1)	1,731	91,622
AutoZone, Inc.(1)	12,962	15,264,570
BBX Capital Corp. - Class A	4,961	66,428
Beazer Homes USA, Inc.(1)	11,506	151,879
Bed Bath & Beyond, Inc.	50,660	758,887
Best Buy Co., Inc.	148,886	16,569,523
Big Lots, Inc.	58,533	2,610,572
Biglari Holdings, Inc. - Class A(1)	40	19,512
Biglari Holdings, Inc. - Class B(1)	321	28,572
BJ’s Restaurants, Inc.	8,800	259,072
Bloomin’ Brands, Inc.	143,600	2,192,772
Bluegreen Vacations Corp.	2,892	14,171
Boot Barn Holdings, Inc.(1)	1,008	28,365
BorgWarner, Inc.	436,120	16,895,289
Boyd Gaming Corp.	32,426	995,154
Bright Horizons Family Solutions, Inc.(1)	42,473	6,457,595
Brinker International, Inc.	5,927	253,201
Brunswick Corp.	245,332	14,452,508
Buckle, Inc.	117,172	2,389,137
Burlington Stores, Inc.(1)	207	42,661
Caesars Entertainment, Inc.(1)	22,893	1,283,382
Caleres, Inc.	15,168	145,006
Callaway Golf Co.	37,237	712,716
Capri Holdings Ltd.(1)	4,207	75,726
CarMax, Inc.(1)	4,525	415,893
Carnival Corp.	14,166	215,040
CarParts.com, Inc.(1)	927	10,021
Carriage Services, Inc. - Class A	6,301	140,575
Carrols Restaurant Group, Inc.(1)	14,342	92,506
Carter’s, Inc.	139,668	12,092,455
Casper Sleep, Inc.(1)	7,954	57,189
Cato Corp. - Class A	8,752	68,441
Century Casinos, Inc.(1)	10,717	58,729
Century Communities, Inc.(1)	11,568	489,673
Cheesecake Factory, Inc.	16,945	470,054
Chico’s FAS, Inc.	46,596	45,315
Children’s Place, Inc.	1,544	43,772
Choice Hotels International, Inc.	1,059	91,032
Chuy’s Holdings, Inc.(1)	7,820	153,116
Citi Trends, Inc.	4,059	101,394
Clarus Corp.	8,781	123,988
Collectors Universe, Inc.	293	14,501
Columbia Sportswear Co.	896	77,934
Conn’s, Inc.(1)	7,635	80,778
Container Store Group, Inc.(1)	8,198	50,910
Cooper Tire & Rubber Co.	20,241	641,640
Cooper-Standard Holdings, Inc.(1)	6,988	92,311
Core-Mark Holding Co., Inc.	1,339	38,737
Cracker Barrel Old Country Store, Inc.	5,429	622,489
Dana, Inc.	212,600	2,619,232
Darden Restaurants, Inc.	57,573	5,799,904
Dave & Buster’s Entertainment, Inc.	11,224	170,156
Del Taco Restaurants, Inc.(1)	12,539	102,820

Denny’s Corp.(1)	8,970	89,700
Designer Brands, Inc. - Class A	24,488	132,970
Dick’s Sporting Goods, Inc.	113,051	6,543,392
Dillard’s, Inc. - Class A	3,168	115,695
Dine Brands Global, Inc.	30,901	1,686,886
Dollar General Corp.	32,675	6,849,333
Dollar Tree, Inc.(1)	48,997	4,475,386
DR Horton, Inc.	10,000	756,300
Duluth Holdings, Inc. - Class B(1)	4,354	53,206
Dunkin’ Brands Group, Inc.	392	32,109
eBay, Inc.	226,576	11,804,610
El Pollo Loco Holdings, Inc.(1)	7,020	113,724
Escalade, Inc.	4,292	78,501
Ethan Allen Interiors, Inc.	8,821	119,436
Everi Holdings, Inc.(1)	21,511	177,466
Expedia Group, Inc.	83,374	7,644,562
Express, Inc.(1)	32,329	19,721
Extended Stay America, Inc.	5,253	62,773
Fiesta Restaurant Group, Inc.(1)	7,317	68,560
Foot Locker, Inc.	252,861	8,351,999
Ford Motor Co.	117,666	783,656
Fossil Group, Inc.(1)	18,834	108,107
Franchise Group, Inc.	7,736	196,185
Frontdoor, Inc.(1)	2,165	84,240
Funko, Inc. - Class A(1)	308,860	1,788,299
GameStop Corp. - Class A(1)	23,687	241,607
GAN Ltd.(1)	540	9,126
Gap, Inc.	5,450	92,813
Garmin Ltd.	4,500	426,870
Genesco, Inc.(1)	5,689	122,541
Gentex Corp.	249,560	6,426,170
Genuine Parts Co.	4,225	402,093
G-III Apparel Group Ltd.(1)	17,550	230,080
Golden Entertainment, Inc.(1)	4,044	55,929
Goodyear Tire & Rubber Co.	237,445	1,821,203
GoPro, Inc. - Class A(1)	4,765	21,585
Graham Holdings Co. - Class B	126	50,918
Grand Canyon Education, Inc.(1)	196,669	15,721,720
Green Brick Partners, Inc.(1)	9,756	157,072
Group 1 Automotive, Inc.	40,975	3,621,780
Groupon, Inc. - Class A(1)	9,147	186,599
GrubHub, Inc.(1)	2,497	180,608
Guess, Inc.	16,908	196,471
H&R Block, Inc.	1,647	26,830
Hamilton Beach Brands Holding Co. - Class A	1,770	34,426
Hanesbrands, Inc.	706,558	11,128,288
Harley-Davidson, Inc.	469,076	11,511,125
Hasbro, Inc.	3,850	318,472
Haverty Furniture Companies, Inc.	6,528	136,696
Hibbett Sports, Inc.(1)	6,499	254,891
Hilton Worldwide Holdings, Inc.	8,241	703,122
Hooker Furniture Corp.	4,417	114,091
Houghton Mifflin Harcourt Co.(1)	44,013	76,142
Hudson Ltd. - Class A(1)	15,890	120,764
Hyatt Hotels Corp. - Class A	1,048	55,932
International Game Technology Plc	286,683	3,190,782
Jack in the Box, Inc.	8,069	639,952
Johnson Outdoors, Inc. - Class A	1,049	85,903
K12, Inc.(1)	15,886	418,437
KB Home	30,073	1,154,502
Kohl’s Corp.	85,249	1,579,664
Kontoor Brands, Inc.	20,456	495,035
Kura Sushi USA, Inc. - Class A(1)	1,230	16,113
L Brands, Inc.	6,889	219,139
Lakeland Industries, Inc.(1)	2,937	58,153
Lands’ End, Inc.(1)	4,767	62,114
Las Vegas Sands Corp.	132,175	6,167,286
Laureate Education, Inc. - Class A(1)	761,958	10,118,802
La-Z-Boy, Inc.	606,592	19,186,505
Lear Corp.	82,143	8,957,694
Legacy Housing Corp.(1)	2,176	29,768
Leggett & Platt, Inc.	3,961	163,074
Lennar Corp. - Class A	8,211	670,674
Lennar Corp. - Class B	416	27,315
Lifetime Brands, Inc.	4,500	42,525
Liquidity Services, Inc.(1)	10,793	80,516
Lithia Motors, Inc. - Class A	4,562	1,039,862
LKQ Corp.(1)	547,187	15,173,496
Lumber Liquidators Holdings, Inc.(1)	9,972	219,883
M/I Homes, Inc.(1)	11,137	512,859
Macy’s, Inc.	125,158	713,401
Magnite, Inc.(1)	19,469	135,212
MarineMax, Inc.(1)	8,148	209,159
Marriott International, Inc. - Class A	63,641	5,891,884

Marriott Vacations Worldwide Corp.	14,101	1,280,512
Mattel, Inc.(1)	4,219	49,362
MDC Holdings, Inc.	133,533	6,289,404
Meritage Homes Corp.(1)	14,057	1,551,752
MGM Resorts International	14,250	309,938
Modine Manufacturing Co.(1)	20,401	127,506
Mohawk Industries, Inc.(1)	101,158	9,872,009
Monarch Casino & Resort, Inc.(1)	1,359	60,611
Monro, Inc.	6,662	270,277
Motorcar Parts of America, Inc.(1)	6,651	103,490
Movado Group, Inc.	6,541	65,018
Nathan’s Famous, Inc.	1,205	61,756
National Vision Holdings, Inc.(1)	5,469	209,135
Nautilus, Inc.(1)	11,898	204,170
Newell Brands, Inc.	345,951	5,936,519
Noodles & Co. - Class A(1)	6,127	42,092
Nordstrom, Inc.	95,834	1,142,341
Norwegian Cruise Line Holdings Ltd.(1)	253,630	4,339,609
NVR, Inc.(1)	3,436	14,029,600
ODP CORP/THE	89,810	1,746,805
Ollie’s Bargain Outlet Holdings, Inc.(1)	171	14,937
OneSpaWorld Holdings Ltd.	17,602	114,413
Overstock.com, Inc.(1)	3,088	224,343
Oxford Industries, Inc.	177,814	7,176,573
Papa John’s International, Inc.	1,904	156,661
Peloton Interactive, Inc. - Class A(1)	2,229	221,206
Penn National Gaming, Inc.(1)	30,189	2,194,740
Penske Automotive Group, Inc.	44,066	2,100,186
Planet Fitness, Inc. - Class A(1)	1,070	65,933
PlayAGS, Inc.(1)	8,090	28,639
Polaris Industries, Inc.	1,552	146,416
PulteGroup, Inc.	118,674	5,493,419
PVH Corp.	179,206	10,687,846
Quotient Technology, Inc.(1)	15,610	115,202
Qurate Retail, Inc.	11,349	81,486
Ralph Lauren Corp. - Class A	1,414	96,110
RCI Hospitality Holdings, Inc.	3,541	72,236
Red Robin Gourmet Burgers, Inc.(1)	5,903	77,683
Red Rock Resorts, Inc. - Class A	690,782	11,812,372
Regis Corp.(1)	454,910	2,793,147
Rent-A-Center, Inc.	2,374	70,959
Rocky Brands, Inc.	2,872	71,312
Ross Stores, Inc.	65,728	6,133,737
Royal Caribbean Cruises Ltd.	30,587	1,979,897
Sally Beauty Holdings, Inc.(1)	45,414	394,648
Scientific Games Corp.(1)	6,460	225,519
SeaWorld Entertainment, Inc.(1)	11,244	221,732
Service Corp. International	5,170	218,071
ServiceMaster Global Holdings, Inc.(1)	416,768	16,620,708
Shoe Carnival, Inc.	3,603	120,989
Signet Jewelers Ltd.	20,627	385,725
Six Flags Entertainment Corp.	231,627	4,702,028
Skechers USA, Inc. - Class A(1)	202,660	6,124,385
Sleep Number Corp.(1)	76,152	3,724,594
Smith & Wesson Brands, Inc.	21,922	340,229
Sonic Automotive, Inc. - Class A	9,568	384,251
Stamps.com, Inc.(1)	11,638	2,804,176
Standard Motor Products, Inc.	7,076	315,943
Steven Madden Ltd.	18,349	357,806
Stitch Fix, Inc. - Class A(1)	3,426	92,947
Stoneridge, Inc.(1)	158,813	2,917,395
Sturm Ruger & Co., Inc.	787	48,133
Superior Group of Companies, Inc.	3,749	87,089
Tapestry, Inc.	8,254	129,010
Target Hospitality Corp.(1)	7,519	9,173
Taylor Morrison Home Corp. - Class A(1)	45,434	1,117,222
Tempur Sealy International, Inc.(1)	353	31,484
Tenneco, Inc. - Class A(1)	20,080	139,355
The Michaels Companies, Inc.(1)	30,247	292,035
Thor Industries, Inc.	1,683	160,323
Tiffany & Co.	3,651	422,968
Tilly’s, Inc. - Class A	8,741	52,708
Toll Brothers, Inc.	291,062	14,163,077
TRI Pointe Group, Inc.(1)	51,551	935,135
Tupperware Brands Corp.(1)	19,583	394,793
Turtle Beach Corp.(1)	5,328	96,970
Ulta Beauty, Inc.(1)	15,748	3,527,237
Under Armour, Inc. - Class A(1)	5,807	65,213
Under Armour, Inc. - Class C(1)	5,799	57,062
Unifi, Inc.(1)	5,438	69,824
Universal Electronics, Inc.(1)	733	27,663
Urban Outfitters, Inc.(1)	494,037	10,280,910
Vail Resorts, Inc.	54,333	11,625,632
Vera Bradley, Inc.(1)	8,154	49,821

VF Corp.	96,337	6,767,674
Vista Outdoor, Inc.(1)	23,480	473,826
Visteon Corp.(1)	65,549	4,537,302
Vivint Smart Home, Inc.(1)	22,977	392,447
VOXX International Corp. - Class A(1)	7,992	61,458
Vroom, Inc.(1)	136	7,042
Wayfair, Inc. - Class A(1)	178	51,800
Weyco Group, Inc.	2,512	40,619
Whirlpool Corp.	128,626	23,653,035
Williams-Sonoma, Inc.	55,143	4,987,133
Winmark Corp.	892	153,585
Wolverine World Wide, Inc.	488,609	12,625,657
Workhorse Group, Inc.(1)	37,607	950,705
WW International, Inc.(1)	14,330	270,407
Wyndham Destinations, Inc.	196,595	6,047,262
Wyndham Hotels & Resorts, Inc.	245,478	12,396,639
Wynn Resorts Ltd.	65,362	4,693,645
Yum China Holdings, Inc.	11,260	596,217
Zumiez, Inc.(1)	287,387	7,995,106

Total Consumer Discretionary		589,494,939

Consumer Staples – 4.33%
Albertsons Companies, Inc. - Class A(1)	842	11,662
Alico, Inc.	1,973	56,467
Archer-Daniels-Midland Co.	256,525	11,925,847
B&G Foods, Inc.	3,088	85,754
BellRing Brands, Inc. - Class A(1)	15,879	329,330
Beyond Meat, Inc.(1)	309	51,313
Bridgford Foods Corp.(1)	418	7,654
Brown-Forman Corp. - Class A	192	13,187
Brown-Forman Corp. - Class B	806	60,708
Bunge Ltd.	4,088	186,822
Cal-Maine Foods, Inc.(1)	8,264	317,090
Campbell Soup Co.	2,654	128,374
Casey’s General Stores, Inc.	1,105	196,303
Central Garden & Pet Co. - Class A(1)	2,854	113,960
Central Garden & Pet Co. - Class A(1)	318,359	11,505,494
Clorox Co.	1,112	233,709
Coca-Cola European Partners Plc	145,146	5,633,116
Conagra Brands, Inc.	218,329	7,796,529
Constellation Brands, Inc. - Class A	100,860	19,113,979
Coty, Inc. - Class A	8,396	22,669
Craft Brew Alliance, Inc.(1)	4,576	75,504
Darling Ingredients, Inc.(1)	64,181	2,312,441
Edgewell Personal Care Co.(1)	21,830	608,620
Energizer Holdings, Inc.	106,777	4,179,252
Farmer Brothers Co.(1)	6,480	28,642
Flowers Foods, Inc.	196,062	4,770,188
Fresh Del Monte Produce, Inc.	12,528	287,142
Grocery Outlet Holding Corp.(1)	970	38,140
Hain Celestial Group, Inc.(1)	2,427	83,246
Herbalife Nutrition Ltd.(1)	2,352	109,721
Hershey Co.	1,012	145,060
HF Foods Group, Inc.(1)	14,134	93,426
Hormel Foods Corp.	8,454	413,316
Hostess Brands, Inc. - Class A(1)	632,813	7,802,584
Ingles Markets, Inc. - Class A	5,760	219,110
Ingredion, Inc.	72,651	5,498,228
J&J Snack Foods Corp.	4,364	569,022
Kellogg Co.	4,984	321,917
Kroger Co.	394,059	13,362,541
Lamb Weston Holdings, Inc.	3,372	223,462
Lancaster Colony Corp.	66,350	11,863,380
Landec Corp.(1)	10,440	101,477
Limoneira Co.	5,032	71,958
McCormick & Co., Inc.	1,642	318,712
MGP Ingredients, Inc.	54,234	2,155,259
Molson Coors Brewing Co. - Class B	283,239	9,505,501
Natural Grocers by Vitamin Cottage, Inc.	1,135	11,191
Nature’s Sunshine Products, Inc.(1)	3,336	38,597
NewAge, Inc.(1)	20,044	34,676
Nomad Foods Ltd.(1)	611,653	15,584,918
Nu Skin Enterprises, Inc. - Class A	1,512	75,736
Oil-Dri Corp. of America	1,956	69,966
Performance Food Group Co.(1)	532,478	18,434,388
Pilgrim’s Pride Corp.(1)	133,713	2,001,015
Post Holdings, Inc.(1)	222,845	19,164,670
PriceSmart, Inc.	8,476	563,230
Primo Water Corp.	62,713	890,525
Revlon, Inc. - Class A(1)	2,608	16,483
Reynolds Consumer Products, Inc.	1,034	31,661
Rite Aid Corp.(1)	22,002	208,799
Sanderson Farms, Inc.	51,016	6,018,357
Seaboard Corp.	8	22,694
Seneca Foods Corp. - Class A(1)	2,678	95,685

Simply Good Foods Co.(1)	635,497	14,012,709
SpartanNash Co.	14,331	234,312
Spectrum Brands Holdings, Inc.	1,250	71,450
Sprouts Farmers Market, Inc.(1)	628	13,144
The Andersons, Inc.	12,424	238,168
The Chefs’ Warehouse, Inc.(1)	11,980	174,189
The J.M. Smucker Co.	58,919	6,806,323
Tootsie Roll Industries, Inc.	1,008	31,147
TreeHouse Foods, Inc.(1)	1,729	70,076
Tyson Foods, Inc. - Class A	229,670	13,660,772
United Natural Foods, Inc.(1)	50,479	750,623
Universal Corp.	53,904	2,257,500
US Foods Holding Corp.(1)	6,560	145,763
Vector Group Ltd.	49,217	476,913
Village Super Market, Inc. - Class A	3,461	85,175
Vital Farms, Inc.(1)	2,336	94,678
WD-40 Co.	323	61,147
Weis Markets, Inc.	3,882	186,336

Total Consumer Staples		225,580,832

Energy – 2.55%
Adams Resources & Energy, Inc.	875	17,413
Antero Midstream Corp.	8,862	47,589
Antero Resources Corp.(1)	98,735	271,521
Apache Corp.	11,366	107,636
Arch Resources, Inc.	23,750	1,008,900
Archrock, Inc.	51,524	277,199
Ardmore Shipping Corp.	12,856	45,767
Aspen Aerogels, Inc.(1)	7,297	79,902
Baker Hughes a GE Co. - Class A	19,917	264,697
Berry Petroleum Corp.	27,075	85,828
Bonanza Creek Energy, Inc.(1)	7,303	137,296
Brigham Minerals, Inc. - Class A	14,537	129,670
Bristow Group, Inc.(1)	2,391	50,809
Cabot Oil & Gas Corp.	11,855	205,803
Cactus, Inc. - Class A	10,080	193,435
Callon Petroleum Co.(1)	109,684	528,677
ChampionX Corp.(1)	930,486	7,434,583
Cimarex Energy Co.	178,775	4,349,596
Clean Energy Fuels Corp.(1)	50,361	124,895
CNX Resources Corp.(1)	88,681	837,149
Comstock Resources, Inc.(1)	9,761	42,753
Concho Resources, Inc.	5,850	258,102
ConocoPhillips	244,421	8,026,786
CONSOL Energy, Inc.(1)	11,054	48,969
Contango Oil & Gas Co.(1)	28,394	38,048
Continental Resources, Inc.	2,237	27,470
CVR Energy, Inc.	11,392	141,033
Delek US Holdings, Inc.	24,879	276,903
Devon Energy Corp.	11,679	110,483
DHT Holdings, Inc.	44,277	228,469
Diamond S Shipping, Inc.(1)	11,295	77,597
Diamondback Energy, Inc.	4,811	144,907
DMC Global, Inc.	3,059	100,764
Dorian LPG Ltd.(1)	12,344	98,875
Dril-Quip, Inc.(1)	14,029	347,358
Earthstone Energy, Inc. - Class A(1)	10,289	26,649
Energy Fuels, Inc.(1)	46,561	78,223
EQT Corp.	7,612	98,423
Equitrans Midstream Corp.	11,015	93,187
Evolution Petroleum Corp.	12,930	28,963
Exterran Corp.(1)	10,494	43,655
Falcon Minerals Corp.	14,139	34,499
Frank’s International NV(1)	1,763,319	2,715,511
Frontline Ltd./Bermuda	46,874	304,681
Golar LNG Ltd.(1)	36,620	221,734
Goodrich Petroleum Corp.(1)	1,131	8,697
Green Plains, Inc.(1)	13,558	209,878
Gulfport Energy Corp.(1)	64,127	33,801
Halliburton Co.	26,370	317,759
Helix Energy Solutions Group, Inc.(1)	58,223	140,317
Helmerich & Payne, Inc.	3,206	46,968
Hess Corp.	8,311	340,169
HollyFrontier Corp.	108,183	2,132,287
International Seaways, Inc.	9,278	135,552
Kosmos Energy Ltd.	164,146	160,141
Liberty Oilfield Services, Inc. - Class A	25,678	205,167
Magnolia Oil & Gas Corp. - Class A(1)	2,229,796	11,528,045
Marathon Oil Corp.	24,204	98,994
Marathon Petroleum Corp.	319,171	9,364,477
Matador Resources Co.(1)	944,932	7,805,138
Matrix Service Co.(1)	10,286	85,888
Montage Resources Corp.(1)	7,727	33,922
Murphy Oil Corp.	4,215	37,598
Nabors Industries Ltd.	2,870	70,143

NACCO Industries, Inc. - Class A	1,329	24,201
National Energy Services Reunited, Inc.(1)	8,321	53,088
National Oilwell Varco, Inc.	11,624	105,314
Newpark Resources, Inc.(1)	37,231	39,093
NextDecade Corp.(1)	7,837	23,354
NexTier Oilfield Solutions, Inc.(1)	61,601	113,962
Noble Energy, Inc.	14,484	123,838
Nordic American Tankers Ltd.	58,690	204,828
Occidental Petroleum Corp.	25,289	253,143
Oceaneering International, Inc.(1)	40,763	143,486
Oil States International, Inc.(1)	24,270	66,257
ONEOK, Inc.	13,177	342,339
Overseas Shipholding Group, Inc. - Class A(1)	27,535	58,925
Ovintiv, Inc.	103,919	847,979
Par Pacific Holdings, Inc.(1)	16,773	113,553
Parsley Energy, Inc. - Class A	1,274,335	11,927,776
Patterson-UTI Energy, Inc.	73,578	209,697
PBF Energy, Inc. - Class A	39,297	223,600
PDC Energy, Inc.(1)	40,072	496,692
Peabody Energy Corp.	26,799	61,638
Penn Virginia Corp.(1)	5,017	49,418
Pioneer Natural Resources Co.	130,816	11,248,868
Plains GP Holdings LP - Class A(1)	1,240,023	7,551,740
PrimeEnergy Resources Corp.(1)	192	12,710
ProPetro Holding Corp.(1)	31,778	129,019
Range Resources Corp.	85,217	564,137
Renewable Energy Group, Inc.(1)	15,204	812,198
REX American Resources Corp.(1)	2,164	141,980
RPC, Inc.(1)	22,688	59,896
Schlumberger Ltd.	502,934	7,825,653
Scorpio Tankers, Inc.	20,157	223,138
SEACOR Holdings, Inc.(1)	7,513	218,478
Select Energy Services, Inc. - Class A(1)	23,781	91,319
SFL Corp. Ltd.	38,620	289,264
SM Energy Co.	45,987	73,119
Solaris Oilfield Infrastructure, Inc. - Class A	11,117	70,482
Southwestern Energy Co.(1)	239,490	562,802
Talos Energy, Inc.(1)	5,792	37,358
Targa Resources Corp.	6,927	97,186
Tellurian, Inc.(1)	58,716	46,785
Tidewater, Inc.(1)	16,158	108,420
Transocean Ltd.(1)	231,838	187,070
Uranium Energy Corp.(1)	42,777	42,640
US Silica Holdings, Inc.	29,871	89,613
Valero Energy Corp.	221,435	9,592,564
W&T Offshore, Inc.(1)	36,883	66,389
Whiting Petroleum Corp.(1)	484	8,368
Williams Companies, Inc.	36,701	721,175
World Fuel Services Corp.	89,826	1,903,413
WPX Energy, Inc.(1)	2,419,346	11,854,795

Total Energy		132,680,108

Financials – 19.38%
1st Constitution Bancorp	3,471	41,305
1st Source Corp.	6,518	201,015
ACNB Corp.	3,369	70,075
Affiliated Managers Group, Inc.	1,371	93,749
Aflac, Inc.	167,132	6,075,248
AGNC Investment Corp.	16,796	233,632
Alerus Financial Corp.	5,882	115,287
Alleghany Corp.	22,442	11,679,939
Allegiance Bancshares, Inc.	7,108	166,114
Allstate Corp.	272,094	25,614,929
Ally Financial, Inc.	192,505	4,826,100
Altabancorp	6,254	125,830
Amalgamated Bank - Class A	5,037	53,291
A-Mark Precious Metals, Inc.	2,102	70,879
Ambac Financial Group, Inc.(1)	18,435	235,415
Amerant Bancorp, Inc. - Class A(1)	9,566	89,059
American Equity Investment Life Holding Co.	35,960	790,760
American Financial Group, Inc.	47,630	3,190,257
American International Group, Inc.	540,031	14,867,053
American National Bankshares, Inc.	4,199	87,843
American National Group, Inc.	245	16,545
Ameriprise Financial, Inc.	199,242	30,705,185
Ameris Bancorp	26,475	603,100
AMERISAFE, Inc.	7,742	444,081
Ames National Corp.	3,328	56,210
Annaly Capital Management, Inc.	330,554	2,353,544
Anworth Mortgage Asset Corp.	40,246	66,003
Aon Plc - Class A	60,791	12,541,183
Apollo Commercial Real Estate Finance, Inc.	59,730	538,167
Apollo Global Management, Inc. - Class A	2,559	114,515
Arbor Realty Trust, Inc.	41,675	478,012
Arch Capital Group Ltd.(1)	11,822	345,794

Ares Commercial Real Estate Corp.	12,190	111,417
Ares Management Corp. - Class A	214,325	8,663,016
Argo Group International Holdings Ltd.	13,029	448,588
Arlington Asset Investment Corp. - Class A	15,203	43,177
ARMOUR Residential REIT, Inc.	25,539	242,876
Arrow Financial Corp.	5,464	137,092
Arthur J. Gallagher & Co.	152,274	16,077,089
Artisan Partners Asset Management, Inc. - Class A	12,848	500,944
Assetmark Financial Holdings, Inc.(1)	3,569	77,590
Associated Banc-Corp.	310,481	3,918,270
Associated Capital Group, Inc. - Class A	626	22,617
Assurant, Inc.	1,794	217,630
Assured Guaranty Ltd.	121,289	2,605,288
Athene Holding Ltd. - Class A(1)	502,999	17,142,206
Atlantic Capital Bancshares, Inc.(1)	8,363	94,920
Atlantic Union Bankshares Corp.	31,408	671,189
Auburn National Bancorporation, Inc.	894	32,416
Axis Capital Holdings Ltd.	91,808	4,043,224
Axos Financial, Inc.(1)	21,136	492,680
B. Riley Financial, Inc.	7,354	184,291
Banc of California, Inc.	17,641	178,527
BancFirst Corp.	7,477	305,361
Banco Latinoamericano de Comercio Exterior SA - Class E	38,418	466,779
BancorpSouth Bank	855,112	16,572,071
Bank First Corp.	121	7,103
Bank of Commerce Holdings	6,310	43,981
Bank of Hawaii Corp.	127,277	6,430,034
Bank of Marin Bancorp	5,445	157,687
Bank of NT Butterfield & Son Ltd.	433,331	9,654,615
Bank of Princeton	2,083	37,848
Bank OZK	287,294	6,125,108
BankFinancial Corp.	5,796	41,847
BankUnited, Inc.	287,573	6,300,724
Bankwell Financial Group, Inc.	2,534	35,856
Banner Corp.	10,631	342,956
Bar Harbor Bankshares	6,025	123,814
BayCom Corp.(1)	3,471	35,751
BCB Bancorp, Inc.	5,513	44,104
Berkshire Hills Bancorp, Inc.	17,401	175,924
BGC Partners, Inc. - Class A	122,506	294,014
Blackstone Mortgage Trust, Inc. - Class A	54,933	1,206,878
Blucora, Inc.(1)	19,030	179,263
Bogota Financial Corp.(1)	2,680	20,422
BOK Financial Corp.	99,774	5,139,359
Boston Private Financial Holdings, Inc.	33,990	187,625
Bridge Bancorp, Inc.	6,530	113,818
Bridgewater Bancshares, Inc.(1)	7,865	74,639
Brighthouse Financial, Inc.(1)	155,627	4,187,923
Brightsphere Investment Group, Inc.	666,625	8,599,462
Broadmark Realty Capital, Inc.	51,753	510,285
Brookline Bancorp, Inc.	687,174	5,940,619
Brown & Brown, Inc.	6,759	305,980
Bryn Mawr Bank Corp.	8,078	200,900
Business First Bancshares, Inc.	7,611	114,165
Byline Bancorp, Inc.	9,914	111,830
C&F Financial Corp.	1,336	39,679
Cadence BanCorp - Class A	49,876	428,435
California Bancorp, Inc.(1)	2,691	30,489
Cambridge Bancorp	1,954	103,875
Camden National Corp.	6,033	182,347
Cannae Holdings, Inc.(1)	34,281	1,277,310
Capital Bancorp, Inc.(1)	2,921	27,633
Capital City Bank Group, Inc.	5,632	105,825
Capitol Federal Financial, Inc.	52,980	490,860
Capstar Financial Holdings, Inc.	6,840	67,100
Capstead Mortgage Corp.	39,135	219,939
Carlyle Group, Inc.	3,114	76,822
Carter Bank & Trust	8,327	55,375
Cathay General Bancorp	514,778	11,160,387
CB Financial Services, Inc.	1,860	35,489
CBOE Global Markets, Inc.	2,569	225,404
CBTX, Inc.	7,437	121,521
Central Pacific Financial Corp.	8,489	115,196
Central Valley Community Bancorp	4,680	57,798
Century Bancorp, Inc. - Class A	931	61,204
Chemung Financial Corp.	1,510	43,594
Cherry Hill Mortgage Investment Corp.	5,547	49,812
Chimera Investment Corp.	225,048	1,845,394
ChoiceOne Financial Services, Inc.	2,944	76,603
Cincinnati Financial Corp.	4,537	353,750
CIT Group, Inc.	118,720	2,102,531
Citizens & Northern Corp.	5,434	88,248
Citizens Financial Group, Inc.	271,906	6,873,784
Citizens Holding Co.	1,731	38,809

Citizens, Inc. - Class A(1)	18,865	104,512
City Holding Co.	6,147	354,129
Civista Bancshares, Inc.	6,543	81,918
CNA Financial Corp.	105,975	3,178,190
CNB Financial Corporation, Inc.	6,214	92,402
CNO Financial Group, Inc.	537,595	8,623,024
Coastal Financial Corp.(1)	3,151	38,600
Codorus Valley Bancorp, Inc.	3,991	52,282
Colony Bankcorp, Inc.	2,921	31,401
Colony Credit Real Estate, Inc.	32,834	161,215
Columbia Banking System, Inc.	28,329	675,647
Columbia Financial, Inc.(1)	13,898	154,268
Comerica, Inc.	4,185	160,076
Commerce Bancshares, Inc.	3,007	169,264
Community Bank System, Inc.	21,092	1,148,670
Community Bankers Trust Corp.	8,439	42,870
Community Financial Corp.	2,122	45,305
Community Trust Bancorp, Inc.	6,358	179,677
ConnectOne Bancorp, Inc.	14,709	206,956
County Bancorp, Inc.	1,778	33,426
Cowen, Inc. - Class A	7,192	117,014
Crawford & Co. - Class A	5,461	35,715
Credit Acceptance Corp.(1)	273	92,449
CrossFirst Bankshares, Inc.(1)	19,519	169,620
Cullen/Frost Bankers, Inc.	108,050	6,909,798
Customers Bancorp, Inc.(1)	10,227	114,542
CVB Financial Corp.	930,625	15,476,294
Diamond Hill Investment Group, Inc.	1,249	157,774
Dime Community Bancshares, Inc.	10,975	124,127
Discover Financial Services	375,787	21,712,973
Donegal Group, Inc. - Class A	4,096	57,631
Donnelley Financial Solutions, Inc.(1)	11,972	159,946
Dynex Capital, Inc.	8,982	136,616
E*TRADE Financial Corp.	6,713	335,986
Eagle Bancorp Montana, Inc.	2,741	48,296
Eagle Bancorp, Inc.	12,898	345,537
East West Bancorp, Inc.	432,527	14,160,934
Eaton Vance Corp.	3,315	126,467
Element Fleet Management Corp.	980,471	8,158,626
Ellington Financial, Inc.	16,090	197,263
Ellington Residential Mortgage REIT	3,435	38,129
Employers Holdings, Inc.	10,653	322,253
Encore Capital Group, Inc.(1)	253,105	9,767,322
Enova International, Inc.(1)	11,444	187,567
Enstar Group Ltd.(1)	25,073	4,049,290
Enterprise Bancorp, Inc.	3,441	72,330
Enterprise Financial Services Corp.	9,805	267,382
Equitable Holdings, Inc.	12,321	224,735
Equity Bancshares, Inc. - Class A(1)	5,670	87,885
Erie Indemnity Co. - Class A	333	70,023
Esquire Financial Holdings, Inc.(1)	1,770	26,550
ESSA Bancorp, Inc.	3,628	44,733
Essent Group Ltd.	343,269	12,704,386
Evans Bancorp, Inc.	1,895	42,164
Evercore, Inc. - Class A	1,176	76,981
Everest Re Group Ltd.	89,762	17,731,585
EZCORP, Inc. - Class A(1)	18,477	92,939
Farmers & Merchants Bancorp, Inc.	3,900	78,039
Farmers National Banc Corp.	10,814	118,089
FB Financial Corp.	12,447	312,669
FBL Financial Group, Inc. - Class A	3,874	186,727
Federal Agricultural Mortgage Corp. - Class C	2,912	185,378
Federated Hermes, Inc. - Class B	27,277	586,728
FedNat Holding Co.	4,321	27,309
Ferroglobe Representation & Warranty Insurance Trust(1)(2)(6)	11,189	–
Fidelity D&D Bancorp, Inc.	1,574	76,670
Fidelity National Financial, Inc.	8,343	261,219
Fifth Third Bancorp	1,098,667	23,423,580
Financial Institutions, Inc.	6,375	98,175
First American Financial Corp.	389,760	19,842,682
First Bancorp NC	11,651	243,855
First BanCorp PR	85,828	448,022
First Bancorp, Inc.	4,106	86,554
First Bancshares, Inc.	8,079	169,417
First Bank/Hamilton NJ	7,169	44,448
First Busey Corp.	20,515	325,983
First Business Financial Services, Inc.	3,312	47,328
First Capital, Inc.	1,257	70,455
First Choice Bancorp	4,419	58,729
First Citizens BancShares, Inc. - Class A	188	59,931
First Commonwealth Financial Corp.	40,033	309,855
First Community Bankshares, Inc.	7,235	130,592
First Community Corp/SC	2,578	35,138
First Financial Bancorp	38,141	457,883

First Financial Corp.	5,490	172,386
First Foundation, Inc.	12,124	158,461
First Guaranty Bancshares, Inc.	1,454	17,608
First Hawaiian, Inc.	492,941	7,132,856
First Horizon National Corp.	1,097,809	10,352,339
First Internet Bancorp	3,811	56,136
First Interstate BancSystem, Inc. - Class A	16,910	538,584
First Merchants Corp.	21,726	503,174
First Mid Bancshares, Inc.	6,056	151,097
First Midwest Bancorp, Inc.	45,568	491,223
First Northwest Bancorp	3,187	31,551
First of Long Island Corp.	9,505	140,769
First Republic Bank	118,170	12,887,620
First Savings Financial Group, Inc.	687	37,332
First United Corp.	2,313	27,085
First Western Financial, Inc.(1)	2,898	37,529
Flagstar Bancorp, Inc.	17,072	505,843
Flushing Financial Corp.	10,884	114,500
FNB Corp.	9,605	65,122
FNCB Bancorp, Inc.	6,604	35,133
Franklin Financial Services Corp.	1,649	35,256
Franklin Resources, Inc.	115,501	2,350,445
FS Bancorp, Inc.	1,391	57,031
FS KKR Capital Corp.	122,125	1,936,903
Fulton Financial Corp.	63,491	592,371
FVCBankcorp, Inc.(1)	4,255	42,550
GAMCO Investors, Inc. - Class A	485	5,611
Genworth Financial, Inc. - Class A(1)	201,090	673,652
German American Bancorp, Inc.	9,675	262,580
Glacier Bancorp, Inc.	554,056	17,757,495
Globe Life, Inc.	97,867	7,819,573
GoHealth, Inc. - Class A(1)	1,091	14,210
Goosehead Insurance, Inc. - Class A	4,499	389,568
Granite Point Mortgage Trust, Inc.	21,116	149,712
Great Ajax Corp.	7,896	65,458
Great Southern Bancorp, Inc.	4,397	159,259
Great Western Bancorp, Inc.	21,666	269,742
Green Dot Corp. - Class A(1)	18,549	938,765
Greene County Bancorp, Inc.	1,087	23,577
Greenlight Capital Re Ltd. - Class A(1)	11,363	76,473
Guaranty Bancshares, Inc.	3,076	76,562
Hancock Whitney Corp.	34,274	644,694
Hanmi Financial Corp.	427,893	3,513,002
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,438	1,159,804
Hanover Insurance Group, Inc.	70,265	6,547,293
HarborOne Bancorp, Inc.	21,274	171,681
Hartford Financial Services Group, Inc.	304,658	11,229,694
Hawthorn Bancshares, Inc.	2,310	43,751
HBT Financial, Inc.	4,147	46,529
HCI Group, Inc.	1,963	96,756
Heartland Financial USA, Inc.	14,057	421,640
Heritage Commerce Corp.	24,544	163,340
Heritage Financial Corp.	13,700	251,943
Heritage Insurance Holdings, Inc.	8,929	90,361
Hilltop Holdings, Inc.	28,809	592,889
Hingham Institution for Savings	533	98,072
Home Bancorp, Inc.	3,171	76,580
Home Bancshares, Inc.	61,528	932,764
HomeStreet, Inc.	8,581	221,047
HomeTrust Bancshares, Inc.	6,298	85,527
Hope Bancorp, Inc.	47,316	358,892
Horace Mann Educators Corp.	314,648	10,509,243
Horizon Bancorp	17,217	173,720
Howard Bancorp, Inc.(1)	4,568	41,021
Huntington Bancshares, Inc.	1,981,727	18,172,437
Independence Holding Co.	1,751	66,030
Independent Bank Corp.	311,171	16,299,137
Independent Bank Corp. MI	8,487	106,682
Independent Bank Group, Inc.	14,845	655,852
Interactive Brokers Group, Inc. - Class A	2,215	107,051
International Bancshares Corp.	21,420	558,205
Invesco Ltd.	11,590	132,242
Invesco Mortgage Capital, Inc.	73,255	198,521
Investar Holding Corp.	4,076	52,254
Investors Bancorp, Inc.	66,767	484,728
Investors Title Co.	443	57,617
James River Group Holdings Ltd.	1,554	69,200
Jefferies Financial Group, Inc.	6,751	121,518
Kearny Financial Corp.	23,925	172,499
Kemper Corp.	1,880	125,640
KeyCorp	1,439,372	17,171,708
KKR & Co., Inc. - Class Miscella	16,147	554,488
KKR Real Estate Finance Trust, Inc.	11,327	187,235
Ladder Capital Corp. - Class A	42,731	304,245

Lakeland Bancorp, Inc.	19,437	193,398
Lakeland Financial Corp.	418,371	17,236,885
Landmark Bancorp, Inc./Manhattan KS	1,732	36,978
Lazard Ltd. - Class A	2,996	99,018
LCNB Corp.	4,759	64,960
Lemonade, Inc.(1)	371	18,446
LendingClub Corp.(1)	26,988	127,113
LendingTree, Inc.(1)	13	3,990
Level One Bancorp, Inc.	1,906	29,734
Limestone Bancorp, Inc.(1)	1,890	19,883
Lincoln National Corp.	102,041	3,196,945
Live Oak Bancshares, Inc.	11,391	288,534
Loews Corp.	518,038	18,001,821
LPL Financial Holdings, Inc.	2,167	166,144
Luther Burbank Corp.	6,127	51,160
M&T Bank Corp.	3,844	353,994
Macatawa Bank Corp.	10,922	71,321
Mackinac Financial Corp.	3,926	37,886
MainStreet Bancshares, Inc.(1)	2,492	30,502
Markel Corp.(1)	407	396,296
Marlin Business Services Corp.	2,673	18,845
MBIA, Inc.(1)	21,656	131,235
Mercantile Bank Corp.	6,673	120,247
Merchants Bancorp	3,271	64,471
Mercury General Corp.	797	32,972
Meridian Bancorp, Inc.	19,096	197,644
Meridian Corp.	1,418	22,872
Meta Financial Group, Inc.	12,951	248,918
Metrocity Bankshares, Inc.	7,023	92,493
Metropolitan Bank Holding Corp.(1)	2,866	80,248
MFA Financial, Inc.	179,532	481,146
MGIC Investment Corp.	220,064	1,949,767
Mid Penn Bancorp, Inc.	2,643	45,750
Middlefield Banc Corp.	2,322	44,815
Midland States Bancorp, Inc.	8,639	111,011
MidWestOne Financial Group, Inc.	6,157	110,026
MMA Capital Holdings, Inc.(1)	1,561	35,138
Morningstar, Inc.	115	18,470
Mr Cooper Group, Inc.(1)	300,189	6,700,218
MVB Financial Corp.	3,898	62,251
Nasdaq, Inc.	86,300	10,589,873
National Bank Holdings Corp. - Class A	8,538	224,123
National Bankshares, Inc.	2,530	64,085
National General Holdings Corp.	37,338	1,260,158
National Western Life Group, Inc. - Class A	999	182,587
Navient Corp.	300,019	2,535,161
NBT Bancorp, Inc.	17,096	458,515
Nelnet, Inc. - Class A	6,909	416,267
New Residential Investment Corp.	787,854	6,263,439
New York Community Bancorp, Inc.	13,546	112,025
New York Mortgage Trust, Inc.	430,623	1,098,089
NI Holdings, Inc.(1)	3,926	66,310
Nicolet Bankshares, Inc.(1)	3,687	201,347
NMI Holdings, Inc. - Class A(1)	30,974	551,337
Northeast Bank	2,716	49,974
Northern Trust Corp.	5,789	451,368
Northfield Bancorp, Inc.	19,201	175,113
Northrim BanCorp, Inc.	2,484	63,317
Northwest Bancshares, Inc.	47,230	434,516
Norwood Financial Corp.	2,249	54,696
Oak Valley Bancorp	2,625	30,083
OceanFirst Financial Corp.	24,230	331,709
Oconee Federal Financial Corp.	425	9,265
OFG Bancorp	20,239	252,178
Ohio Valley Banc Corp.	1,638	33,841
Old National Bancorp	65,858	827,176
Old Republic International Corp.	141,556	2,086,535
Old Second Bancorp, Inc.	11,440	85,743
OneMain Holdings, Inc. - Class A	2,009	62,781
OP Bancorp	4,818	27,559
Oportun Financial Corp.(1)	7,517	88,625
Oppenheimer Holdings, Inc. - Class A	3,760	83,923
Orchid Island Capital, Inc. - Class A	26,155	131,037
Origin Bancorp, Inc.	9,006	192,368
Orrstown Financial Services, Inc.	4,635	59,328
Pacific Premier Bancorp, Inc.	32,073	645,950
PacWest Bancorp	310,972	5,311,402
Park National Corp.	5,724	469,139
Parke Bancorp, Inc.	4,743	56,631
Partners Bancorp	2,980	16,777
PCB Bancorp	5,072	44,583
PCSB Financial Corp.	5,966	72,010
PDL Community Bancorp(1)	2,922	25,772
Peapack Gladstone Financial Corp.	7,199	109,065

PennantPark Investment Corp.	163,500	521,565
Penns Woods Bancorp, Inc.	2,795	55,481
PennyMac Financial Services, Inc.	14,889	865,349
PennyMac Mortgage Investment Trust	39,296	631,487
Peoples Bancorp of North Carolina, Inc.	1,943	29,980
Peoples Bancorp, Inc.	7,427	141,781
Peoples Financial Services Corp.	2,673	92,913
People’s United Financial, Inc.	12,761	131,566
Pinnacle Financial Partners, Inc.	2,242	79,793
Pioneer Bancorp, Inc.(1)	4,579	40,662
Piper Sandler Companies	6,987	510,051
Plumas Bancorp	1,884	37,077
Popular, Inc.	43,017	1,560,227
PRA Group, Inc.(1)	18,068	721,817
Preferred Bank Los Angeles	5,639	181,125
Premier Financial Bancorp, Inc.	5,386	58,169
Premier Financial Corp.	14,849	231,273
Primerica, Inc.	444	50,234
Principal Financial Group, Inc.	80,958	3,260,179
ProAssurance Corp.	21,127	330,426
Professional Holding Corp. - Class A(1)	4,426	59,353
ProSight Global, Inc.(1)	3,662	41,527
Prospect Capital Corp.	295,600	1,486,868
Prosperity Bancshares, Inc.	145,402	7,536,186
Protective Insurance Corp. - Class B	3,527	46,310
Provident Bancorp, Inc.	3,628	28,262
Provident Financial Holdings, Inc.	2,612	31,083
Provident Financial Services, Inc.	28,637	349,371
Prudential Bancorp, Inc.	3,122	32,906
Prudential Financial, Inc.	54,761	3,478,419
QCR Holdings, Inc.	5,735	157,196
Radian Group, Inc.	76,542	1,118,279
Raymond James Financial, Inc.	245,908	17,892,266
RBB Bancorp	6,808	77,203
Ready Capital Corp.	16,893	189,202
Red River Bancshares, Inc.	1,857	79,851
Redwood Trust, Inc.	46,564	350,161
Regional Management Corp.(1)	3,252	54,178
Regions Financial Corp.	409,584	4,722,504
Reinsurance Group of America, Inc. - Class A	317,748	30,246,432
Reliant Bancorp, Inc.	5,819	84,376
RenaissanceRe Holdings Ltd.	66,356	11,263,267
Renasant Corp.	21,980	499,386
Republic Bancorp, Inc. - Class A	3,913	110,190
Republic First Bancorp, Inc.(1)	18,033	35,705
Richmond Mutual Bancorporation, Inc.	4,608	48,753
Riverview Bancorp, Inc.	8,199	34,026
RLI Corp.	1,941	162,520
S&T Bancorp, Inc.	15,383	272,125
Safeguard Scientifics, Inc.	9,054	49,616
Safety Insurance Group, Inc.	5,727	395,678
Salisbury Bancorp, Inc.	993	31,389
Sandy Spring Bancorp, Inc.	145,478	3,357,632
Santander Consumer USA Holdings, Inc.	141,263	2,569,574
SB Financial Group, Inc.	3,240	43,708
Sculptor Capital Management, Inc. - Class A	7,542	88,543
Seacoast Banking Corp. of Florida(1)	20,611	371,616
Security National Financial Corp. - Class A(1)	3,171	20,294
SEI Investments Co.	3,530	179,042
Select Bancorp, Inc.(1)	6,303	45,319
Selective Insurance Group, Inc.	396,724	20,427,319
Selectquote, Inc.(1)	9,113	184,538
ServisFirst Bancshares, Inc.	5,184	176,412
Shore Bancshares, Inc.	4,792	52,616
Sierra Bancorp	5,803	97,432
Signature Bank	66,538	5,521,989
Silvercrest Asset Management Group, Inc. - Class A	1,933	20,219
Silvergate Capital Corp. - Class A(1)	5,949	85,666
Simmons First National Corp. - Class A	41,474	657,570
SLM Corp.	1,330,218	10,761,464
SmartFinancial, Inc.	5,237	71,171
South Plains Financial, Inc.	4,225	52,432
South State Corp.	227,211	10,940,210
Southern First Bancshares, Inc.(1)	3,207	77,449
Southern Missouri Bancorp, Inc.	3,006	70,881
Southern National Bancorp of Virginia, Inc.	8,494	73,728
Southside Bancshares, Inc.	12,691	310,041
Spirit of Texas Bancshares, Inc.(1)	5,020	56,023
Standard AVB Financial Corp.	1,762	57,529
Starwood Property Trust, Inc.	8,184	123,497
State Auto Financial Corp.	6,774	93,210
State Street Corp.	194,385	11,532,862
Sterling Bancorp	744,953	7,836,906
Sterling Bancorp, Inc.	5,373	16,173

Stewart Information Services Corp.	10,583	462,795
Stifel Financial Corp.	26,661	1,347,980
Stock Yards Bancorp, Inc.	7,115	242,195
StoneX Group, Inc.(1)	6,143	314,276
Summit Financial Group, Inc.	4,507	66,749
SVB Financial Group(1)	36,807	8,856,500
SWK Holdings Corp.(1)	1,171	16,394
Synchrony Financial	242,360	6,342,561
Synovus Financial Corp.	4,420	93,571
T Rowe Price Group, Inc.	5,087	652,255
TCF Financial Corp.	1,068,526	24,960,767
TD Ameritrade Holding Corp.	215,391	8,432,558
Territorial Bancorp, Inc.	2,880	58,262
Texas Capital Bancshares, Inc.(1)	20,306	632,126
TFS Financial Corp.	1,326	19,479
The Bancorp, Inc.(1)	20,405	176,299
Third Point Reinsurance Ltd.(1)	829,499	5,765,018
Timberland Bancorp, Inc.	2,956	53,208
Tiptree, Inc.	9,859	48,802
Tompkins Financial Corp.	5,660	321,545
Towne Bank/Portsmouth VA	27,005	442,882
TPG RE Finance Trust, Inc.	23,540	199,148
Tradeweb Markets, Inc. - Class A	350	20,300
Travelers Companies, Inc.	43,412	4,696,744
Trean Insurance Group, Inc.(1)	3,998	60,970
TriCo Bancshares	10,717	262,459
TriState Capital Holdings, Inc.(1)	10,727	142,025
Triumph Bancorp, Inc.(1)	8,902	277,208
Truist Financial Corp.	365,528	13,908,340
TrustCo Bank Corp. NY	37,623	196,392
Trustmark Corp.	25,288	541,416
Two Harbors Investment Corp.	1,517,453	7,723,836
UMB Financial Corp.	227,456	11,147,619
Umpqua Holdings Corp.	969,340	10,294,391
United Bankshares, Inc.	49,444	1,061,563
United Community Banks, Inc.	31,428	532,076
United Fire Group, Inc.	8,353	169,733
United Insurance Holdings Corp.	7,549	45,747
United Security Bancshares	5,410	33,055
Unity Bancorp, Inc.	2,894	33,513
Universal Insurance Holdings, Inc.	98,265	1,359,988
Univest Financial Corp.	12,075	173,518
Unum Group	103,630	1,744,093
Valley National Bancorp	159,817	1,094,746
Vericity, Inc.	626	6,385
Veritex Holdings, Inc.	18,713	318,682
Virtu Financial, Inc. - Class A	227	5,223
Virtus Investment Partners, Inc.	2,669	370,057
Voya Financial, Inc.	73,997	3,546,676
Waddell & Reed Financial, Inc. - Class A	26,028	386,516
Walker & Dunlop, Inc.	10,291	545,423
Washington Federal, Inc.	30,294	631,933
Washington Trust Bancorp, Inc.	6,814	208,917
Waterstone Financial, Inc.	8,787	136,111
Watford Holdings Ltd.(1)	6,901	158,309
Webster Financial Corp.	2,646	69,881
WesBanco, Inc.	25,801	551,109
West Bancorporation, Inc.	5,753	91,128
Westamerica Bancorporation	8,923	484,965
Western Alliance Bancorp	3,008	95,113
Western Asset Mortgage Capital Corp.	22,440	45,778
Western New England Bancorp, Inc.	9,114	51,312
Westwood Holdings Group, Inc.	2,813	31,337
White Mountains Insurance Group Ltd.	90	70,110
Willis Towers Watson Plc	41,291	8,622,387
Wintrust Financial Corp.	164,182	6,575,489
WisdomTree Investments, Inc.	54,841	175,491
World Acceptance Corp.(1)	1,896	200,123
WR Berkley Corp.	4,169	254,934
WSFS Financial Corp.	20,222	545,387
Zions Bancorp N.A.	161,618	4,722,478

Total Financials		1,008,817,435

Healthcare – 7.57%
Abeona Therapeutics, Inc.(1)	16,327	16,654
Acadia Healthcare Co., Inc.(1)	2,623	77,326
Acceleron Pharma, Inc.(1)	92	10,353
Accolade, Inc.(1)	824	32,029
AcelRx Pharmaceuticals, Inc.(1)	23,036	32,711
Acutus Medical, Inc.(1)	793	23,631
ADMA Biologics, Inc.(1)	2,070	4,947
Aduro Biotech, Inc.(1)	4,952	12,033
Adverum Biotechnologies, Inc.(1)	4,860	50,058
Aeglea BioTherapeutics, Inc. - Class Savings(1)	2,726	19,327
Agile Therapeutics, Inc.(1)	2,979	9,056

Agilent Technologies, Inc.	75,473	7,618,245
Agios Pharmaceuticals, Inc.(1)	1,714	59,990
Akcea Therapeutics, Inc.(1)	3,458	62,728
Akouos, Inc.(1)	1,229	28,107
Albireo Pharma, Inc.(1)	1,551	51,757
Alexion Pharmaceuticals, Inc.(1)	104,324	11,937,795
Alkermes Plc(1)	4,669	77,365
Allovir, Inc.(1)	1,489	40,947
Allscripts Healthcare Solutions, Inc.(1)	773,471	6,296,054
Alphatec Holdings, Inc.(1)	2,437	16,182
ALX Oncology Holdings, Inc.(1)	806	30,418
AMAG Pharmaceuticals, Inc.(1)	12,084	113,590
American Renal Associates Holdings, Inc.(1)	4,647	32,064
AmerisourceBergen Corp. - Class A	100,003	9,692,291
AMN Healthcare Services, Inc.(1)	248,070	14,502,172
AnaptysBio, Inc.(1)	8,764	129,269
AngioDynamics, Inc.(1)	14,271	172,108
ANI Pharmaceuticals, Inc.(1)	1,712	48,296
Anika Therapeutics, Inc.(1)	5,421	191,849
Annexon, Inc.(1)	1,259	38,060
Applied Genetic Technologies Corp./DE(1)	9,549	46,408
Applied Molecular Transport, Inc.(1)	1,059	33,697
Aptinyx, Inc.(1)	9,676	32,705
Apyx Medical Corp.(1)	11,553	54,415
Arena Pharmaceuticals, Inc.(1)	21,287	1,592,055
Aspira Women’s Health, Inc.(1)	1,460	4,504
Assembly Biosciences, Inc.(1)	6,091	100,136
Atara Biotherapeutics, Inc.(1)	7,476	96,889
Atreca, Inc. - Class A(1)	580	8,103
Avanos Medical, Inc.(1)	19,129	635,465
Avantor, Inc.(1)	471,645	10,607,296
AVEO Pharmaceuticals, Inc.(1)	3,886	23,083
Avid Bioservices, Inc.(1)	1,680	12,802
Avidity Biosciences, Inc.(1)	1,410	39,691
Axcella Health, Inc.(1)	1,249	5,770
Aytu BioScience, Inc.(1)	8,435	10,038
Berkeley Lights, Inc.(1)	121	9,240
BeyondSpring, Inc.(1)	256	3,407
BioCryst Pharmaceuticals, Inc.(1)	14,951	51,357
BioMarin Pharmaceutical, Inc.(1)	520	39,562
Bio-Rad Laboratories, Inc. - Class A(1)	638	328,863
Bio-Techne Corp.	59	14,616
Bluebird Bio, Inc.(1)	1,110	59,884
Boston Scientific Corp.(1)	409,368	15,641,951
Brookdale Senior Living, Inc.(1)	75,121	190,807
Bruker Corp.	1,762	70,039
Cabaletta Bio, Inc.(1)	4,931	53,452
Calyxt, Inc.(1)	1,193	6,550
Cardinal Health, Inc.	77,100	3,619,845
CASI Pharmaceuticals, Inc.(1)	4,349	6,654
Cassava Sciences, Inc.(1)	5,770	66,413
Catabasis Pharmaceuticals, Inc.(1)	2,151	13,315
Catalent, Inc.(1)	4,897	419,477
Catalyst Biosciences, Inc.(1)	9,355	40,226
Cellular Biomedicine Group, Inc.(1)	1,807	33,140
CEL-SCI Corp.(1)	1,609	20,515
Centene Corp.(1)	296,970	17,322,260
Change Healthcare, Inc.(1)	485,806	7,049,045
Charles River Laboratories International, Inc.(1)	165	37,364
Chembio Diagnostics, Inc.(1)	2,431	11,815
Chimerix, Inc.(1)	18,981	47,263
Cidara Therapeutics, Inc.(1)	2,739	7,806
Community Health Systems, Inc.(1)	33,199	140,100
Computer Programs & Systems, Inc.	5,273	145,588
Concert Pharmaceuticals, Inc.(1)	10,988	107,902
CorMedix, Inc.(1)	1,295	7,809
Cortexyme, Inc.(1)	369	18,450
Covetrus, Inc.(1)	38,907	949,331
Cross Country Healthcare, Inc.(1)	12,211	79,249
CryoLife, Inc.(1)	2,797	51,661
Cyclerion Therapeutics, Inc.(1)	8,810	53,565
Cymabay Therapeutics, Inc.(1)	27,743	200,859
Cytokinetics, Inc.(1)	3,286	71,142
DaVita, Inc.(1)	67,065	5,744,117
Dentsply Sirona, Inc.	6,630	289,930
Dyadic International, Inc.(1)	1,455	11,014
Dynavax Technologies Corp. - Class A(1)	5,537	23,920
Elanco Animal Health, Inc.(1)	12,094	337,785
Enanta Pharmaceuticals, Inc.(1)	7,003	320,597
Encompass Health Corp.	1,645	106,892
Endo International Plc(1)	50,168	165,554
Enochian Biosciences, Inc.(1)	4,964	17,771
Envista Holdings Corp.(1)	538,908	13,300,249
Enzo Biochem, Inc.(1)	16,736	35,313

Epizyme, Inc.(1)	13,409	159,969
Evofem Biosciences, Inc.(1)	3,946	9,313
Evolent Health, Inc. - Class A(1)	25,653	318,354
Evolus, Inc.(1)	5,349	20,915
Exact Sciences Corp.(1)	595	60,660
Exelixis, Inc.(1)	5,803	141,883
Exicure, Inc.(1)	3,103	5,430
FibroGen, Inc.(1)	4,880	200,666
Five Prime Therapeutics, Inc.(1)	10,879	51,131
Five Star Senior Living, Inc.(1)	7,741	39,247
Fluidigm Corp.(1)	26,674	198,188
FONAR Corp.(1)	2,343	48,922
Forma Therapeutics Holdings, Inc.(1)	1,362	67,882
G1 Therapeutics, Inc.(1)	7,580	87,549
Generation Bio Co.(1)	1,048	32,394
Geron Corp.(1)	114,771	199,702
Globus Medical, Inc. - Class A(1)	2,208	109,340
GlycoMimetics, Inc.(1)	13,718	42,114
Gossamer Bio, Inc.(1)	13,130	162,943
Gritstone Oncology, Inc.(1)	9,709	25,729
Haemonetics Corp.(1)	114	9,946
Hanger, Inc.(1)	13,123	207,606
Harvard Bioscience, Inc.(1)	14,226	42,820
HCA Healthcare, Inc.	121,093	15,097,875
HealthStream, Inc.(1)	10,644	213,625
Henry Schein, Inc.(1)	4,324	254,165
Heska Corp.(1)	1,735	171,401
Hill-Rom Holdings, Inc.	1,798	150,151
HMS Holdings Corp.(1)	169,676	4,063,740
Hologic, Inc.(1)	103,543	6,882,503
Hookipa Pharma, Inc.(1)	257	2,434
Horizon Therapeutics Plc(1)	425	33,014
Humana, Inc.	36,104	14,943,085
iBio, Inc.(1)	4,566	9,269
ICON Plc(1)	54,962	10,502,689
ICU Medical, Inc.(1)	69,022	12,614,461
Ideaya Biosciences, Inc.(1)	5,126	64,383
Immunic, Inc.(1)	680	12,628
ImmunoGen, Inc.(1)	37,923	136,523
Inari Medical, Inc.(1)	617	42,585
Innoviva, Inc.(1)	147,300	1,539,285
Inogen, Inc.(1)	2,617	75,893
Inozyme Pharma, Inc.(1)	693	18,219
Integer Holdings Corp.(1)	204,136	12,046,065
Integra LifeSciences Holdings Corp.(1)	2,104	99,351
Intra-Cellular Therapies, Inc.(1)	16,183	415,256
IntriCon Corp.(1)	3,320	40,438
Invacare Corp.	12,992	97,700
Ionis Pharmaceuticals, Inc.(1)	2,032	96,418
IQVIA Holdings, Inc.(1)	163,975	25,847,379
iTeos Therapeutics, Inc.(1)	901	22,228
IVERIC bio, Inc.(1)	32,031	180,655
Jazz Pharmaceuticals Plc(1)	130,906	18,665,887
Jounce Therapeutics, Inc.(1)	7,111	58,026
KalVista Pharmaceuticals, Inc.(1)	4,253	53,545
Keros Therapeutics, Inc.(1)	176	6,788
Kezar Life Sciences, Inc.(1)	12,605	61,008
Kindred Biosciences, Inc.(1)	2,580	11,068
Kiniksa Pharmaceuticals Ltd. - Class A(1)	613	9,391
Laboratory Corp. of America Holdings(1)	92,083	17,336,466
Lannett Co., Inc.(1)	69,768	426,282
LeMaitre Vascular, Inc.	1,431	46,550
LivaNova Plc(1)	5,794	261,947
Lyra Therapeutics, Inc.(1)	915	10,230
MacroGenics, Inc.(1)	13,574	341,929
Magellan Health, Inc.(1)	5,331	403,983
Magenta Therapeutics, Inc.(1)	1,191	8,099
Mallinckrodt Plc(1)	33,048	32,166
Marker Therapeutics, Inc.(1)	3,310	4,965
McKesson Corp.	82,192	12,240,855
MEDNAX, Inc.(1)	29,730	484,004
MEI Pharma, Inc.(1)	6,543	20,414
MeiraGTx Holdings Plc(1)	695	9,202
Meridian Bioscience, Inc.(1)	2,074	35,217
Mettler-Toledo International, Inc.(1)	42	40,561
Milestone Scientific, Inc.(1)	2,805	3,899
Mirum Pharmaceuticals, Inc.(1)	1,198	23,085
Misonix, Inc.(1)	3,173	37,219
Molina Healthcare, Inc.(1)	34,824	6,374,185
Momenta Pharmaceuticals, Inc.(1)	2,901	152,244
Mylan NV(1)	15,637	231,897
MyoKardia, Inc.(1)	2,504	341,370
Myriad Genetics, Inc.(1)	28,617	373,166
NanoString Technologies, Inc.(1)	2,123	94,898

NantKwest, Inc.(1)	1,642	11,387
Natera, Inc.(1)	1,796	129,743
National HealthCare Corp.	5,058	315,164
Natus Medical, Inc.(1)	9,178	157,219
Nektar Therapeutics - Class A(1)	5,283	87,645
NextCure, Inc.(1)	700	6,160
NextGen Healthcare, Inc.(1)	22,484	286,446
NGM Biopharmaceuticals, Inc.(1)	708	11,264
Nkarta, Inc.(1)	1,359	40,852
Novavax, Inc.(1)	17,943	1,944,124
Nurix Therapeutics, Inc.(1)	949	33,130
Nymox Pharmaceutical Corp.(1)	1,959	4,819
Oak Street Health, Inc.(1)	238	12,719
OPKO Health, Inc.(1)	159,698	589,286
Option Care Health, Inc.(1)	741	9,907
OraSure Technologies, Inc.(1)	11,105	135,148
Orgenesis, Inc.(1)	5,221	26,314
ORIC Pharmaceuticals, Inc.(1)	220	5,502
Orthofix Medical, Inc.(1)	7,516	234,048
Osmotica Pharmaceuticals Plc(1)	1,486	8,039
Owens & Minor, Inc.	25,015	628,127
Pacific Biosciences of California, Inc.(1)	7,516	74,183
Pandion Therapeutics, Inc.(1)	748	8,572
Paratek Pharmaceuticals, Inc.(1)	1,896	10,257
Passage Bio, Inc.(1)	2,059	26,993
Patterson Companies, Inc.	33,691	812,122
PDL BioPharma, Inc.(1)	43,320	136,458
PerkinElmer, Inc.	2,713	340,509
Perrigo Co. Plc	4,116	188,966
Phibro Animal Health Corp. - Class A	430	7,482
Pliant Therapeutics, Inc.(1)	841	19,049
Poseida Therapeutics, Inc.(1)	1,114	9,881
PPD, Inc.(1)	175,232	6,481,832
PRA Health Sciences, Inc.(1)	77,091	7,820,111
Precigen, Inc.(1)	6,277	21,969
Precision BioSciences, Inc.(1)	1,166	7,183
Premier, Inc. - Class A	276,218	9,068,237
Prestige Consumer Healthcare, Inc.(1)	238,578	8,689,011
Prothena Corp. Plc(1)	11,847	118,352
QIAGEN NV(1)	6,818	356,309
Quest Diagnostics, Inc.	4,023	460,593
Reata Pharmaceuticals, Inc. - Class A(1)	83	8,086
Relay Therapeutics, Inc.(1)	2,693	114,695
Revance Therapeutics, Inc.(1)	5,852	147,119
Rockwell Medical, Inc.(1)	5,129	5,488
Royalty Pharma Plc - Class A	1,456	61,254
Rubius Therapeutics, Inc.(1)	11,732	58,777
Sage Therapeutics, Inc.(1)	1,398	85,446
Savara, Inc.(1)	18,647	20,325
SeaSpine Holdings Corp.(1)	10,318	147,547
Select Medical Holdings Corp.(1)	185,400	3,860,028
Selecta Biosciences, Inc.(1)	13,560	33,629
Sientra, Inc.(1)	4,179	14,209
Soleno Therapeutics, Inc.(1)	3,719	9,335
Solid Biosciences, Inc.(1)	10,100	20,503
Spectrum Pharmaceuticals, Inc.(1)	57,542	234,771
Spero Therapeutics, Inc.(1)	530	5,915
STERIS Plc	2,413	425,146
Strongbridge Biopharma Plc(1)	1,411	2,963
Supernus Pharmaceuticals, Inc.(1)	15,246	317,727
Surgalign Holdings, Inc.(1)	22,550	40,815
Sutro Biopharma, Inc.(1)	996	10,010
Syneos Health, Inc. - Class A(1)	1,707	90,744
Tandem Diabetes Care, Inc.(1)	179	20,316
TCR2 Therapeutics, Inc.(1)	9,476	192,552
Teladoc Health, Inc.(1)	212	46,479
Teleflex, Inc.	519	176,678
Tenet Healthcare Corp.(1)	37,501	919,150
TG Therapeutics, Inc.(1)	6,514	174,315
The Cooper Companies, Inc.	46,863	15,798,455
TherapeuticsMD, Inc.(1)	13,730	21,693
Theravance Biopharma, Inc.(1)	2,866	42,374
Tivity Health, Inc.(1)	8,974	125,815
Triple-S Management Corp. - Class B(1)	8,099	144,729
Turning Point Therapeutics, Inc.(1)	924	80,721
United Therapeutics Corp.(1)	23,808	2,404,608
Universal Health Services, Inc. - Class B	136,839	14,644,510
UroGen Pharma Ltd.(1)	2,991	57,696
Utah Medical Products, Inc.	301	24,041
Vanda Pharmaceuticals, Inc.(1)	21,645	209,091
Varex Imaging Corp.(1)	15,725	200,022
Varian Medical Systems, Inc.(1)	2,386	410,392
Vaxart, Inc.(1)	2,530	16,825
Vaxcyte, Inc.(1)	1,533	75,700

VBI Vaccines, Inc.(1)	13,670	39,096
Venus Concept, Inc.(1)	3,048	7,071
Verastem, Inc.(1)	41,750	50,518
Vericel Corp.(1)	2,011	37,264
ViewRay, Inc.(1)	27,722	97,027
Viking Therapeutics, Inc.(1)	23,828	138,679
VYNE Therapeutics, Inc.(1)	49,712	82,522
Waters Corp.(1)	1,718	336,178
X4 Pharmaceuticals, Inc.(1)	6,204	42,001
XBiotech, Inc.(1)	5,432	103,697
Xencor, Inc.(1)	1,135	44,027
Xeris Pharmaceuticals, Inc.(1)	1,737	10,300
XOMA Corp.(1)	387	7,291
Zentalis Pharmaceuticals, Inc.(1)	261	8,532
Zimmer Biomet Holdings, Inc.	102,711	13,983,076
ZIOPHARM Oncology, Inc.(1)	27,852	70,187

Total Healthcare		394,084,072

Industrials – 19.73%
AAR Corp.	13,236	248,837
ABM Industries, Inc.	372,219	13,645,549
Acacia Research Corp.(1)	2,169	7,526
ACCO Brands Corp.	36,718	212,964
Acuity Brands, Inc.	19,172	1,962,254
ADT, Inc.	3,340	27,288
Advanced Disposal Services, Inc.(1)	2,521	76,210
AECOM(1)	4,577	191,502
Aegion Corp. - Class A(1)	11,770	166,310
AGCO Corp.	126,970	9,430,062
Air Lease Corp. - Class A	142,466	4,191,350
Alamo Group, Inc.	721	77,890
Alaska Air Group, Inc.	226,481	8,295,999
Albany International Corp. - Class A	2,230	110,407
Allegiant Travel Co. - Class A	4,616	552,997
Allegion Plc	79,854	7,898,359
Allied Motion Technologies, Inc.	229	9,453
Allison Transmission Holdings, Inc.	110,789	3,893,125
Alta Equipment Group, Inc.(1)	6,722	52,633
Altra Industrial Motion Corp.	539,375	19,940,694
AMERCO	270	96,115
American Airlines Group, Inc.	127,356	1,565,205
American Superconductor Corp.(1)	8,767	126,946
American Woodmark Corp.(1)	6,741	529,438
AMETEK, Inc.	411,046	40,857,972
AO Smith Corp.	4,006	211,517
API Group Corp.(1)(3)	343,607	4,889,528
Apogee Enterprises, Inc.	8,979	191,881
Applied Industrial Technologies, Inc.	9,341	514,689
ArcBest Corp.	9,984	310,103
Arcosa, Inc.	215,197	9,488,036
Argan, Inc.	5,993	251,167
Armstrong World Industries, Inc.	45,916	3,159,480
ASGN, Inc.(1)	101,746	6,466,976
Astec Industries, Inc.	8,908	483,259
Astronics Corp.(1)	9,338	72,089
Atlas Air Worldwide Holdings, Inc.(1)	71,524	4,355,812
AZEK Co., Inc. - Class A(1)	1,013	35,263
AZZ, Inc.	10,356	353,347
Barnes Group, Inc.	18,751	670,161
Barrett Business Services, Inc.	2,831	148,458
Beacon Roofing Supply, Inc.(1)	21,757	675,990
BG Staffing, Inc.	4,200	35,574
Bloom Energy Corp. - Class A(1)	2,004	36,012
Blue Bird Corp.(1)	3,839	46,682
BMC Stock Holdings, Inc.(1)	359,177	15,383,551
Brady Corp. - Class A	4,714	188,654
BrightView Holdings, Inc.(1)	325,827	3,714,428
Brink’s Co.	246,180	10,115,536
Builders FirstSource, Inc.(1)	4,425	144,343
BWX Technologies, Inc.	80,256	4,519,215
Caesarstone Ltd.	8,784	86,083
CAI International, Inc.	5,141	141,532
Carlisle Companies, Inc.	1,625	198,851
Carrier Global Corp.	16,798	513,011
Casella Waste Systems, Inc. - Class A(1)	293,266	16,378,906
CBIZ, Inc.(1)	385,797	8,823,177
CECO Environmental Corp.(1)	13,099	95,492
CH Robinson Worldwide, Inc.	3,380	345,402
Chart Industries, Inc.(1)	14,362	1,009,218
Cimpress Plc(1)	4,797	360,543
Cintas Corp.	304	101,180
CIRCOR International, Inc.(1)	7,953	217,515
Clean Harbors, Inc.(1)	1,568	87,855
Colfax Corp.(1)	395,962	12,417,368
Columbus McKinnon Corp.	9,154	302,997

Comfort Systems USA, Inc.	10,185	524,629
CompX International, Inc.	512	7,654
Concrete Pumping Holdings, Inc.(1)	11,399	40,694
Construction Partners, Inc. - Class A(1)	265,031	4,823,564
Copa Holdings SA - Class A	958	48,226
CoreLogic, Inc.	2,283	154,491
Cornerstone Building Brands, Inc.(1)	10,126	80,805
Costamare, Inc.	20,046	121,679
Covanta Holding Corp.	28,314	219,433
Covenant Logistics Group, Inc. - Class A(1)	4,714	82,448
CRA International, Inc.	708	26,529
Crane Co.	421,121	21,110,796
Cubic Corp.	11,156	648,945
Cummins, Inc.	108,595	22,930,920
Curtiss-Wright Corp.	91,896	8,570,221
Delta Air Lines, Inc.	19,274	589,399
Deluxe Corp.	76,371	1,965,026
Donaldson Co., Inc.	3,425	158,988
Douglas Dynamics, Inc.	832	28,454
Dover Corp.	170,833	18,508,047
Ducommun, Inc.(1)	4,253	140,009
Dun & Bradstreet Holdings, Inc.(1)	1,307	33,538
DXP Enterprises, Inc.(1)	6,846	110,426
Dycom Industries, Inc.(1)	3,435	181,437
Eagle Bulk Shipping, Inc.(1)	2,735	44,772
Eastern Co.	1,903	37,147
Eaton Corp. Plc	157,410	16,060,542
Echo Global Logistics, Inc.(1)	10,310	265,689
EMCOR Group, Inc.	60,035	4,064,970
Encore Wire Corp.	8,008	371,731
Enerpac Tool Group Corp. - Class A(1)	242,245	4,556,628
EnerSys	71,867	4,823,713
Ennis, Inc.	10,106	176,249
EnPro Industries, Inc.	8,295	467,921
Equifax, Inc.	951	149,212
ESCO Technologies, Inc.	204,753	16,494,902
ExOne Co.(1)	1,193	14,578
Expeditors International of Washington, Inc.	66,470	6,016,864
Fastenal Co.	3,300	148,797
Federal Signal Corp.	1,757	51,392
Flowserve Corp.	3,882	105,940
Fluor Corp.	56,871	501,034
Fortive Corp.	8,991	685,204
Fortune Brands Home & Security, Inc.	4,178	361,481
Forward Air Corp.	208,901	11,986,739
Foundation Building Materials, Inc.(1)	6,766	106,362
Franklin Electric Co., Inc.	1,358	79,891
FTI Consulting, Inc.(1)	1,095	116,037
FuelCell Energy, Inc.(1)	27,923	59,755
Gates Industrial Corp. Plc(1)	1,221	13,578
GATX Corp.	13,882	884,977
Genco Shipping & Trading Ltd.	6,753	46,596
Gencor Industries, Inc.(1)	3,426	37,789
Generac Holdings, Inc.(1)	154	29,821
General Finance Corp.(1)	3,608	22,839
Gibraltar Industries, Inc.(1)	307,337	20,019,932
GMS, Inc.(1)	225,185	5,426,958
Gorman-Rupp Co.	5,842	172,105
GP Strategies Corp.(1)	4,784	46,118
Graco, Inc.	2,490	152,761
GrafTech International Ltd.	2,291	15,670
Graham Corp.	4,297	54,873
Granite Construction, Inc.	16,528	291,058
Great Lakes Dredge & Dock Corp.(1)	25,810	245,453
Greenbrier Companies, Inc.	13,016	382,670
Griffon Corp.	17,167	335,443
H&E Equipment Services, Inc.	12,657	248,837
Harsco Corp.(1)	644,910	8,970,698
Hawaiian Holdings, Inc.	18,374	236,841
HD Supply Holdings, Inc.(1)	523,325	21,581,923
Heartland Express, Inc.	19,365	360,189
HEICO Corp.	292	30,561
HEICO Corp. - Class A	447	39,631
Heidrick & Struggles International, Inc.	7,928	155,785
Helios Technologies, Inc.	6,908	251,451
Herc Holdings, Inc.(1)	9,201	364,452
Heritage-Crystal Clean, Inc.(1)	5,966	79,646
Herman Miller, Inc.	108,794	3,281,227
Hertz Global Holdings, Inc.(1)	61,666	68,449
Hexcel Corp.	126,945	4,259,005
Hillenbrand, Inc.	29,542	837,811
HNI Corp.	17,144	537,979
Howmet Aerospace, Inc.	447,726	7,485,979
Hub Group, Inc. - Class A(1)	101,475	5,093,538

Hubbell, Inc. - Class B	181,717	24,866,154
Huntington Ingalls Industries, Inc.	66,675	9,384,506
Hurco Companies, Inc.	2,610	74,124
Huron Consulting Group, Inc.(1)	8,251	324,512
Hyster-Yale Materials Handling, Inc.	3,990	148,228
IAA, Inc.(1)	381,520	19,865,746
IBEX Ltd.(1)	1,117	17,179
ICF International, Inc.	194,982	11,997,242
IDEX Corp.	2,285	416,807
IES Holdings, Inc.(1)	2,166	68,814
IHS Markit Ltd.	5,441	427,173
Ingersoll Rand, Inc.(1)	146,442	5,213,335
Insperity, Inc.	7,190	470,873
Insteel Industries, Inc.	7,208	134,790
Interface, Inc. - Class A	19,068	116,696
ITT, Inc.	221,211	13,062,510
Jacobs Engineering Group, Inc.	3,800	352,526
JB Hunt Transport Services, Inc.	1,853	234,182
JELD-WEN Holding, Inc.(1)	27,091	612,257
JetBlue Airways Corp.(1)	252,799	2,864,213
Johnson Controls International Plc	22,500	919,125
Kaman Corp.	9,886	385,257
Kansas City Southern	63,683	11,515,797
KAR Auction Services, Inc.	51,357	739,541
Kelly Services, Inc. - Class A	13,574	231,301
Kennametal, Inc.	264,190	7,645,659
Kimball International, Inc. - Class B	14,210	149,773
Kirby Corp.(1)	240,543	8,700,440
Knight-Swift Transportation Holdings, Inc. - Class A	3,791	154,294
Knoll, Inc.	491,192	5,923,776
Korn Ferry	22,321	647,309
L3Harris Technologies, Inc.	79,063	13,428,060
Landstar System, Inc.	207	25,976
Lawson Products, Inc.(1)	614	25,192
LB Foster Co. - Class A(1)	4,275	57,370
Lennox International, Inc.	1,045	284,877
Lincoln Electric Holdings, Inc.	987	90,843
LSI Industries, Inc.	9,977	67,345
Luxfer Holdings Plc	10,575	132,716
Lydall, Inc.(1)	6,737	111,430
Lyft, Inc. - Class A(1)	7,287	200,757
Macquarie Infrastructure Corp.	2,284	61,417
Manitowoc Co., Inc.(1)	13,622	114,561
ManpowerGroup, Inc.	44,239	3,244,046
Marten Transport Ltd.	12,351	201,568
Masco Corp.	184,460	10,169,280
MasTec, Inc.(1)	194,688	8,215,834
Matson, Inc.	16,954	679,686
Matthews International Corp. - Class A	12,318	275,430
Maxar Technologies, Inc.	24,316	606,441
Mayville Engineering Co., Inc.(1)	2,694	24,758
McGrath RentCorp	4,234	252,304
Mercury Systems, Inc.(1)	337	26,104
Meritor, Inc.(1)	6,568	137,534
Mesa Air Group, Inc.(1)	11,979	35,338
Middleby Corp.(1)	1,650	148,021
Miller Industries, Inc.	4,417	135,028
Mistras Group, Inc.(1)	7,037	27,515
Montrose Environmental Group, Inc.(1)	2,715	64,671
Moog, Inc. - Class A	63,033	4,004,486
MRC Global, Inc.(1)	30,574	130,857
MSA Safety, Inc.	864	115,923
MSC Industrial Direct Co., Inc. - Class A	1,351	85,491
Mueller Industries, Inc.	22,306	603,600
Mueller Water Products, Inc. - Class A	59,161	614,683
MYR Group, Inc.(1)	2,327	86,518
National Presto Industries, Inc.	1,910	156,353
Navistar International Corp.(1)	19,799	862,048
Nesco Holdings, Inc.(1)	5,304	22,012
Nielsen Holdings Plc	10,876	154,222
NL Industries, Inc.	2,716	11,543
NN, Inc.(1)	17,327	89,407
Nordson Corp.	327	62,725
Northwest Pipe Co.(1)	3,945	104,385
NOW, Inc.(1)	216,396	982,438
NV5 Global, Inc.(1)	300	15,831
nVent Electric Plc	1,132,089	20,026,654
Old Dominion Freight Line, Inc.	408	73,815
Oshkosh Corp.	432,646	31,799,481
Otis Worldwide Corp.	382,487	23,874,839
Owens Corning	328,696	22,617,572
PACCAR, Inc.	98,674	8,414,919
PAE, Inc.(1)	1,255,892	10,675,082
PAM Transportation Services, Inc.(1)	580	21,808

Pangaea Logistics Solutions Ltd.	4,391	11,373
Park Aerospace Corp.	7,541	82,348
Parker-Hannifin Corp.	118,588	23,995,096
Park-Ohio Holdings Corp.	3,732	59,973
Parsons Corp.(1)	2,549	85,493
Patrick Industries, Inc.	524	30,140
Pentair Plc	4,957	226,882
PGT Innovations, Inc.(1)	14,183	248,486
PICO Holdings, Inc.(1)	4,448	39,854
Pitney Bowes, Inc.	41,486	220,291
Powell Industries, Inc.	3,577	86,313
Preformed Line Products Co.	1,221	59,487
Primoris Services Corp.	8,495	153,250
Quad/Graphics, Inc.	11,726	35,530
Quanex Building Products Corp.	13,239	244,127
Quanta Services, Inc.	222,930	11,784,080
Radiant Logistics, Inc.(1)	15,622	80,297
Raven Industries, Inc.	12,980	279,330
Regal Beloit Corp.	154,038	14,459,547
Republic Services, Inc. - Class A	6,357	593,426
Resideo Technologies, Inc.(1)	49,145	540,595
Resources Connection, Inc.	12,060	139,293
REV Group, Inc.	9,465	74,679
Rexnord Corp.	44,870	1,338,921
Robert Half International, Inc.	147,975	7,833,796
Rockwell Automation, Inc.	1,790	395,017
Rollins, Inc.	530	28,721
Rush Enterprises, Inc. - Class A	10,722	541,890
Rush Enterprises, Inc. - Class B	2,110	93,473
Ryder System, Inc.	1,620	68,429
Safe Bulkers, Inc.(1)	18,803	19,367
Schneider National, Inc. - Class B	354,583	8,768,838
Scorpio Bulkers, Inc.	3,473	49,178
Sensata Technologies Holding Plc(1)	277,795	11,984,076
SkyWest, Inc.	19,525	583,017
Snap-on, Inc.	1,624	238,939
Southwest Airlines Co.	340,950	12,785,625
SP Plus Corp.(1)	8,996	161,478
Spirit AeroSystems Holdings, Inc. - Class A	74,230	1,403,689
Spirit Airlines, Inc.(1)	35,583	572,886
SPX Corp.(1)	4,377	203,005
SPX FLOW, Inc.(1)	16,960	726,227
Standex International Corp.	156,297	9,252,782
Stanley Black & Decker, Inc.	4,655	755,041
Steelcase, Inc. - Class A	213,221	2,155,664
Stericycle, Inc.(1)	132,530	8,357,342
Sterling Construction Co., Inc.(1)	9,575	135,582
Systemax, Inc.	1,884	45,103
Team, Inc.(1)	12,129	66,710
Teledyne Technologies, Inc.(1)	1,095	339,680
Terex Corp.	101,557	1,966,144
Textainer Group Holdings Ltd.(1)	562,935	7,971,160
Textron, Inc.	387,390	13,980,905
Thermon Group Holdings, Inc.(1)	13,343	149,842
Timken Co.	505,128	27,388,040
Titan Machinery, Inc.(1)	7,414	98,087
Toro Co.	350	29,383
Trane Technologies Plc	58,954	7,148,173
TransDigm Group, Inc.	1,227	582,972
TransUnion	509	42,822
TriMas Corp.(1)	338,783	7,724,252
Trinity Industries, Inc.	139,800	2,726,100
Triton International Ltd.	19,974	812,343
Triumph Group, Inc.	20,719	134,881
TrueBlue, Inc.(1)	14,486	224,388
Tutor Perini Corp.(1)	16,216	180,484
UFP Industries, Inc.	3,785	213,890
Ultralife Corp.(1)	2,811	16,585
UniFirst Corp.	5,676	1,074,864
United Continental Holdings, Inc.(1)	107,571	3,738,092
United Rentals, Inc.(1)	38,982	6,802,359
Univar, Inc.(1)	460,626	7,775,367
Universal Logistics Holdings, Inc.	1,036	21,611
US Ecology, Inc.	442,800	14,466,276
US Xpress Enterprises, Inc. - Class A(1)	9,139	75,488
Valmont Industries, Inc.	624	77,488
Vectrus, Inc.(1)	2,990	113,620
Veritiv Corp.(1)	5,127	64,908
Viad Corp.	8,082	168,348
Virgin Galactic Holdings, Inc.(1)	276	5,307
VSE Corp.	3,681	112,786
Wabash National Corp.	88,467	1,058,065
Wabtec Corp.	5,451	337,308
Watsco, Inc.	986	229,630

Watts Water Technologies, Inc. - Class A	6,096	610,514
Welbilt, Inc.(1)	37,998	234,068
Werner Enterprises, Inc.	2,845	119,462
WESCO International, Inc.(1)	338,287	14,891,394
Willdan Group, Inc.(1)	1,397	35,637
Willis Lease Finance Corp.(1)	1,048	19,336
WillScot Mobile Mini Holdings Corp. - Class A(1)	2,127,564	35,487,768
Woodward, Inc.	1,663	133,306
WW Grainger, Inc.	352	125,583
XPO Logistics, Inc.(1)	2,603	220,370
Xylem, Inc.	5,382	452,734

Total Industrials		1,027,015,956

Information Technology – 11.98%
2U, Inc.(1)	1,377	46,625
3D Systems Corp.(1)	46,782	229,700
8x8, Inc.(1)	425,552	6,617,334
ACI Worldwide, Inc.(1)	578,255	15,109,803
ADTRAN, Inc.	18,827	193,071
Akamai Technologies, Inc.(1)	837	92,522
Alliance Data Systems Corp.	1,453	60,997
Alpha & Omega Semiconductor Ltd.(1)	7,772	99,637
Ambarella, Inc.(1)	9,251	482,717
Amdocs Ltd.	158,354	9,091,103
Amkor Technology, Inc.(1)	363,268	4,068,602
Amphenol Corp. - Class A	3,560	385,441
Analog Devices, Inc.	69,325	8,093,001
Applied Optoelectronics, Inc.(1)	8,729	98,201
Arista Networks, Inc.(1)	305	63,114
Arlo Technologies, Inc.(1)	31,312	164,701
Arrow Electronics, Inc.(1)	64,227	5,052,096
Aspen Technology, Inc.(1)	126	15,950
Asure Software, Inc.(1)	3,839	28,984
Avaya Holdings Corp.(1)	150,300	2,284,560
Avnet, Inc.	101,988	2,635,370
Axcelis Technologies, Inc.(1)	992	21,824
AXT, Inc.(1)	14,980	91,678
Bel Fuse, Inc. - Class B	3,815	40,744
Belden, Inc.	17,589	547,370
Benchmark Electronics, Inc.	14,359	289,334
BigCommerce Holdings, Inc.(1)	46	3,832
Booz Allen Hamilton Holding Corp. - Class A	51,800	4,298,364
Brooks Automation, Inc.	435,808	20,160,478
Cabot Microelectronics Corp.	62,925	8,986,319
CACI International, Inc. - Class A(1)	81,069	17,280,668
CalAmp Corp.(1)	4,970	35,734
Cardtronics Plc - Class A(1)	3,834	75,913
CDK Global, Inc.	3,177	138,485
CDW Corp.	54,175	6,475,538
Cerence, Inc.(1)	236,560	11,560,687
Ceridian HCM Holding, Inc.(1)	971	80,253
Check Point Software Technologies Ltd.(1)	132,784	15,979,227
Ciena Corp.(1)	50,038	1,986,008
Cirrus Logic, Inc.(1)	33,833	2,282,036
Citrix Systems, Inc.	2,702	372,092
Cloudera, Inc.(1)	42,269	460,309
Cognizant Technology Solutions Corp. - Class A	124,027	8,609,954
Coherent, Inc.(1)	138	15,308
Cohu, Inc.	15,682	269,417
CommScope Holding Co., Inc.(1)	5,592	50,328
Comtech Telecommunications Corp.	9,523	133,322
Conduent, Inc.(1)	64,980	206,636
Corning, Inc.	183,874	5,959,356
Cree, Inc.(1)	3,263	207,984
Crowdstrike Holdings, Inc. - Class A(1)	1,253	172,062
CTS Corp.	12,713	280,067
Daktronics, Inc.	16,034	63,495
Diebold Nixdorf, Inc.(1)	16,700	127,588
Digi International, Inc.(1)	11,820	184,747
Digimarc Corp.(1)	583	13,018
Diodes, Inc.(1)	76,366	4,310,861
Dolby Laboratories, Inc. - Class A	1,695	112,345
DSP Group, Inc.(1)	1,338	17,635
Duck Creek Technologies, Inc.(1)	92	4,180
DXC Technology Co.	122,221	2,181,645
DZS, Inc.(1)	4,880	45,726
Eastman Kodak Co.(1)	6,268	55,284
Ebix, Inc.	4,874	100,404
EchoStar Corp. - Class A(1)	1,452	36,140
eGain Corp.(1)	5,602	79,380
Entegris, Inc.	210,628	15,658,086
ePlus, Inc.(1)	809	59,219
Euronet Worldwide, Inc.(1)	1,529	139,292
EVERTEC, Inc.	199,210	6,914,579
F5 Networks, Inc.(1)	22,646	2,780,249

FARO Technologies, Inc.(1)	622	37,930
Fidelity National Information Services, Inc.	75,525	11,118,035
FireEye, Inc.(1)	5,255	64,873
First Solar, Inc.(1)	2,770	183,374
Fiserv, Inc.(1)	115,950	11,948,648
Fitbit, Inc. - Class A(1)	31,801	221,335
Flex Ltd.(1)	487,038	5,425,603
FLIR Systems, Inc.	3,926	140,747
Genpact Ltd.	3,466	135,001
Global Payments, Inc.	65,490	11,629,714
GSI Technology, Inc.(1)	5,783	32,616
GTY Technology Holdings, Inc.(1)	17,581	46,590
Guidewire Software, Inc.(1)	2,032	211,877
Hackett Group, Inc.	1,362	15,227
Harmonic, Inc.(1)	38,264	213,513
Hewlett Packard Enterprise Co.	471,615	4,419,033
HP, Inc.	286,159	5,434,159
II-VI, Inc.(1)	4,837	196,189
Immersion Corp.(1)	1,476	10,406
Infinera Corp.(1)	31,896	196,479
Information Services Group, Inc.(1)	12,957	27,339
Insight Enterprises, Inc.(1)	10,102	571,571
InterDigital, Inc.	8,400	479,304
Intevac, Inc.(1)	6,736	37,115
IPG Photonics Corp.(1)	991	168,440
Jabil, Inc.	125,460	4,298,260
Jack Henry & Associates, Inc.	501	81,458
Jamf Holding Corp.(1)	284	10,681
Juniper Networks, Inc.	342,432	7,362,288
KBR, Inc.	701,003	15,674,427
Keysight Technologies, Inc.(1)	129,646	12,806,432
Kimball Electronics, Inc.(1)	10,036	116,016
KLA-Tencor Corp.	38,120	7,385,369
Knowles Corp.(1)	35,771	532,988
KVH Industries, Inc.(1)	6,769	60,989
Lam Research Corp.	32,619	10,821,353
Leidos Holdings, Inc.	115,914	10,333,733
Littelfuse, Inc.	25,659	4,550,367
LiveRamp Holdings, Inc.(1)	4,968	257,193
Lumentum Holdings, Inc.(1)	1,998	150,110
Manhattan Associates, Inc.(1)	188	17,952
ManTech International Corp. - Class A	6,211	427,814
Marvell Technology Group Ltd.	19,957	792,293
Maxeon Solar Technologies Ltd.(1)	1,158	19,640
Maxim Integrated Products, Inc.	5,334	360,632
MAXIMUS, Inc.	205,550	14,061,676
MaxLinear, Inc. - Class A(1)	10,669	247,948
Methode Electronics, Inc.	724,862	20,658,567
Microchip Technology, Inc.	1,826	187,640
MicroStrategy, Inc. - Class A(1)	1,162	174,951
MKS Instruments, Inc.	415	45,330
MoneyGram International, Inc.(1)	24,651	69,639
Motorola Solutions, Inc.	180,685	28,333,215
MTS Systems Corp.	7,898	150,931
National Instruments Corp.	3,839	137,052
nCino, Inc.(1)	50	3,984
NCR Corp.(1)	109,357	2,421,164
NeoPhotonics Corp.(1)	5,807	35,365
NetApp, Inc.	68,039	2,982,830
NETGEAR, Inc.(1)	11,723	361,303
NetScout Systems, Inc.(1)	27,798	606,830
nLight, Inc.(1)	180,528	4,238,797
Nuance Communications, Inc.(1)	8,507	282,347
NVE Corp.	123	6,037
NXP Semiconductors NV	157,509	19,658,698
ON Semiconductor Corp.(1)	386,331	8,379,519
Onto Innovation, Inc.(1)	14,357	427,551
Park City Group, Inc.(1)	3,568	17,590
Paychex, Inc.	2,012	160,497
PC Connection, Inc.	4,149	170,358
PCTEL, Inc.(1)	6,756	38,239
PDF Solutions, Inc.(1)	775	14,500
Pegasystems, Inc.	128	15,493
Perspecta, Inc.	9,692	188,509
PFSweb, Inc.(1)	1,466	9,808
Photronics, Inc.(1)	25,518	254,159
Pixelworks, Inc.(1)	2,021	4,143
Plantronics, Inc.	9,137	108,182
Plexus Corp.(1)	288,566	20,381,417
Powerfleet, Inc.(1)	12,240	68,911
Pure Storage, Inc. - Class A(1)	3,123	48,063
Qorvo, Inc.(1)	137,291	17,711,912
Quantum Corp.(1)	9,534	43,856
Rackspace Technology, Inc.(1)	267,528	5,160,615

Rambus, Inc.(1)	683,931	9,363,015
RealPage, Inc.(1)	298	17,177
Ribbon Communications, Inc.(1)	26,774	103,615
RingCentral, Inc. - Class A(1)	18,640	5,118,730
Rogers Corp.(1)	73,881	7,244,771
Rosetta Stone, Inc.(1)	8,106	243,018
Sabre Corp.	8,562	55,739
Sanmina Corp.(1)	82,254	2,224,971
ScanSource, Inc.(1)	9,867	195,663
Science Applications International Corp.	120,750	9,469,215
SeaChange International, Inc.(1)	8,987	7,822
Seagate Technology Plc	101,600	5,005,832
SecureWorks Corp. - Class A(1)	3,256	37,086
Semtech Corp.(1)	180,819	9,576,174
ServiceSource International, Inc.(1)	32,690	48,054
Skyworks Solutions, Inc.	23,632	3,438,456
SMART Global Holdings, Inc.(1)	237	6,480
SolarWinds Corp.(1)	436,471	8,877,820
SS&C Technologies Holdings, Inc.	5,381	325,658
StarTek, Inc.(1)	6,203	32,566
SunPower Corp. - Class A(1)	9,265	115,905
Super Micro Computer, Inc.(1)	12,877	339,953
Sykes Enterprises, Inc.(1)	80,705	2,760,918
Synaptics, Inc.(1)	711	57,179
Synchronoss Technologies, Inc.(1)	16,412	49,400
SYNNEX Corp.	137,884	19,312,033
Synopsys, Inc.(1)	321	68,688
TE Connectivity Ltd.	183,792	17,963,830
Telenav, Inc.(1)	7,594	27,338
Teradata Corp.(1)	842	19,113
Trimble, Inc.(1)	7,565	368,416
TTM Technologies, Inc.(1)	215,631	2,460,350
Twilio, Inc. - Class A(1)	692	170,986
Ubiquiti, Inc.	53	8,833
Unisys Corp.(1)	22,696	242,166
Veeco Instruments, Inc.(1)	19,796	231,019
Verint Systems, Inc.(1)	215,398	10,377,876
VeriSign, Inc.(1)	1,263	258,726
Verra Mobility Corp. - Class A(1)	728,249	7,034,885
ViaSat, Inc.(1)	1,776	61,077
VirnetX Holding Corp.	13,131	69,200
Vishay Intertechnology, Inc.	151,590	2,360,256
Vishay Precision Group, Inc.(1)	4,847	122,726
Western Digital Corp.	268,602	9,817,403
Western Union Co.	194,898	4,176,664
WEX, Inc.(1)	1,217	169,127
WNS Holdings Ltd. - ADR(1)	52,959	3,387,258
Xerox Corp.	417,537	7,837,170
Xperi Holding Corp.	38,931	447,317
Zebra Technologies Corp. - Class A(1)	133	33,577

Total Information Technology		623,502,719

Materials – 6.86%
Advanced Emissions Solutions, Inc.	7,028	28,534
AdvanSix, Inc.(1)	10,790	138,975
AgroFresh Solutions, Inc.(1)	10,516	25,554
Albemarle Corp.	3,192	284,982
Alcoa Corp.(1)	74,556	867,086
Allegheny Technologies, Inc.(1)	50,535	440,665
Amcor Plc	40,479	447,293
American Vanguard Corp.	9,544	125,408
Amyris, Inc.(1)	38,030	111,048
AptarGroup, Inc.	1,930	218,476
Arconic Corp.(1)	74,524	1,419,682
Ardagh Group SA - Class A	644	9,048
Ashland Global Holdings, Inc.	148,969	10,564,881
Avery Dennison Corp.	115,813	14,805,534
Avient Corp.	36,408	963,356
Axalta Coating Systems Ltd.(1)	250,730	5,558,684
Balchem Corp.	1,105	107,881
Ball Corp.	616	51,202
Berry Global Group, Inc.(1)	215,033	10,390,395
Boise Cascade Co.	103,699	4,139,664
Cabot Corp.	63,632	2,292,661
Caledonia Mining Corp. Plc	3,249	55,200
Carpenter Technology Corp.	18,761	340,700
Celanese Corp. - Class A	58,848	6,323,218
Century Aluminum Co.(1)	19,832	141,204
CF Industries Holdings, Inc.	6,447	197,987
Chemours Co.	125,184	2,617,597
Clearwater Paper Corp.(1)	6,539	248,090
Cleveland-Cliffs, Inc.	157,373	1,010,335
Coeur Mining, Inc.(1)	96,505	712,207
Commercial Metals Co.	47,426	947,571
Compass Minerals International, Inc.	153,595	9,115,863

Constellium SE - Class A(1)	1,992,925	15,644,461
Corteva, Inc.	303,074	8,731,562
Crown Holdings, Inc.(1)	246,515	18,947,143
Domtar Corp.	21,944	576,469
DowDuPont, Inc.	145,427	8,068,290
Eagle Materials, Inc.	68,530	5,915,510
Eastman Chemical Co.	74,002	5,781,036
Element Solutions, Inc.(1)	1,052,741	11,064,308
Ferro Corp.(1)	775,169	9,612,096
Ferroglobe Plc(1)	642,169	429,611
FMC Corp.	343,019	36,329,142
Freeport-McMoRan, Inc.	43,702	683,499
FutureFuel Corp.	10,567	120,147
GCP Applied Technologies, Inc.(1)	4,008	83,968
Gold Resource Corp.	26,954	91,913
Graphic Packaging Holding Co.	933,890	13,158,510
Greif, Inc. - Class A	113,812	4,121,132
Greif, Inc. - Class B	2,250	88,830
Hawkins, Inc.	1,742	80,306
Haynes International, Inc.	4,710	80,494
HB Fuller Co.	325,257	14,890,265
Hecla Mining Co.	208,049	1,056,889
Huntsman Corp.	214,319	4,760,025
Ingevity Corp.(1)	149,590	7,395,730
Innospec, Inc.	1,804	114,229
International Flavors & Fragrances, Inc.	3,215	393,677
International Paper Co.	91,457	3,707,667
Intrepid Potash, Inc.(1)	4,119	34,764
Kaiser Aluminum Corp.	102,747	5,506,212
Koppers Holdings, Inc.(1)	3,326	69,547
Kraton Corp.(1)	12,273	218,705
Kronos Worldwide, Inc.	209,710	2,696,871
Livent Corp.(1)	59,108	530,199
LyondellBasell Industries NV - Class A	292,189	20,596,403
Martin Marietta Materials, Inc.	1,871	440,359
Materion Corp.	5,707	296,935
Minerals Technologies, Inc.	13,566	693,223
Mosaic Co.	437,232	7,988,229
Myers Industries, Inc.	9,075	120,062
Neenah, Inc.	6,792	254,496
NewMarket Corp.	36	12,323
Novagold Resources, Inc.(1)	6,779	80,602
Nucor Corp.	9,097	408,091
O-I Glass, Inc.	192,793	2,041,678
Olin Corp.	4,323	53,519
Olympic Steel, Inc.	3,568	40,532
Orion Engineered Carbons SA	10,346	129,428
Packaging Corp. of America	2,832	308,830
Pactiv Evergreen, Inc.(1)	422,948	5,371,440
PH Glatfelter Co.	515,307	7,095,777
PPG Industries, Inc.	59,855	7,307,098
PQ Group Holdings, Inc.(1)	12,544	128,701
Ranpak Holdings Corp. - Class A(1)	11,920	113,478
Rayonier Advanced Materials, Inc.(1)	25,721	82,307
Reliance Steel & Aluminum Co.	45,980	4,691,799
Royal Gold, Inc.	551	66,214
RPM International, Inc.	649	53,763
Ryerson Holding Corp.(1)	6,549	37,526
Schnitzer Steel Industries, Inc. - Class A	10,396	199,915
Schweitzer-Mauduit International, Inc.	61,558	1,870,748
Scotts Miracle-Gro Co.	85	12,997
Sealed Air Corp.	116,365	4,516,126
Sensient Technologies Corp.	10,023	578,728
Silgan Holdings, Inc.	283,919	10,439,702
Sonoco Products Co.	3,061	156,325
Steel Dynamics, Inc.	381,209	10,914,014
Stepan Co.	7,914	862,626
Summit Materials, Inc. - Class A(1)	45,698	755,845
SunCoke Energy, Inc.	33,003	112,870
TimkenSteel Corp.(1)	17,783	63,130
Trecora Resources(1)	9,303	57,120
Tredegar Corp.	10,177	151,332
Trinseo SA	49,933	1,280,282
Tronox Holdings Plc - Class A	23,095	181,758
UFP Technologies, Inc.(1)	2,652	109,846
United States Lime & Minerals, Inc.	701	63,160
United States Steel Corp.	87,635	643,241
US Concrete, Inc.(1)	6,336	183,997
Valvoline, Inc.	5,516	105,025
Verso Corp. - Class A	12,656	99,856
Vulcan Materials Co.	3,989	540,669
Warrior Met Coal, Inc.	20,647	352,651
Westlake Chemical Corp.	1,050	66,381
Westrock Co.	77,137	2,679,739
Worthington Industries, Inc.	14,629	596,571
WR Grace & Co.	132,246	5,328,191

Total Materials		357,019,846

Real Estate – 7.06%
Acadia Realty Trust	33,819	355,099
Agree Realty Corp.	21,199	1,349,104
Alexander & Baldwin, Inc.	28,842	323,319
Alexander’s, Inc.	50	12,261
Alexandria Real Estate Equities, Inc.	3,770	603,200
Alpine Income Property Trust, Inc.	2,696	41,923
Altisource Portfolio Solutions SA(1)	1,897	24,035
American Assets Trust, Inc.	19,957	480,764
American Campus Communities, Inc.	139,970	4,887,752
American Finance Trust, Inc.	43,676	273,849
American Homes 4 Rent - Class A	323,039	9,200,151
American Realty Investors, Inc.(1)	828	7,510
Americold Realty Trust	5,508	196,911
Apartment Investment & Management Co. - Class A	4,439	149,683
Apple Hospitality REIT, Inc.	6,498	62,446
Armada Hoffler Properties, Inc.	22,668	209,906
AvalonBay Communities, Inc.	4,239	633,052
Bluerock Residential Growth REIT, Inc. - Class A	6,025	45,669
Boston Properties, Inc.	98,210	7,886,263
Brandywine Realty Trust	313,037	3,236,803
Brixmor Property Group, Inc.	714,190	8,348,881
Broadstone Net Lease, Inc. - Class A	342,428	5,745,942
Brookfield Property REIT, Inc. - Class A	295	3,611
BRT Apartments Corp.	4,330	51,007
Camden Property Trust	2,847	253,326
CareTrust REIT, Inc.	32,876	585,028
CatchMark Timber Trust, Inc. - Class A	17,100	152,703
CBRE Group, Inc. - Class A(1)	10,034	471,297
Chatham Lodging Trust	123,147	938,380
City Office REIT, Inc.	133,252	1,002,055
Clipper Realty, Inc.	1,244	7,526
Colony Capital, Inc.	191,670	523,259
Columbia Property Trust, Inc.	45,771	499,362
CoreCivic, Inc.	205,071	1,640,568
CorEnergy Infrastructure Trust, Inc.	5,505	32,149
CorePoint Lodging, Inc.	16,801	91,565
CoreSite Realty Corp.	397	47,195
Corporate Office Properties Trust	426,998	10,128,393
Cousins Properties, Inc.	254,681	7,281,330
CTO Realty Growth, Inc.	1,712	75,499
CubeSmart	508,612	16,433,254
Cushman & Wakefield Plc(1)	28,911	303,855
CyrusOne, Inc.	183,602	12,857,648
DiamondRock Hospitality Co.	469,144	2,378,560
Diversified Healthcare Trust	356,081	1,253,405
Douglas Emmett, Inc.	217,976	5,471,198
Duke Realty Corp.	317,314	11,708,887
EastGroup Properties, Inc.	47,435	6,134,769
Empire State Realty Trust, Inc. - Class A	747,624	4,575,459
EPR Properties	2,295	63,112
Equity Commonwealth	3,589	95,575
Equity LifeStyle Properties, Inc.	3,079	188,743
Equity Residential	168,775	8,663,221
Essential Properties Realty Trust, Inc.	36,886	675,752
Essex Property Trust, Inc.	25,323	5,084,605
Extra Space Storage, Inc.	1,141	122,076
Farmland Partners, Inc.	11,038	73,513
Fathom Holdings, Inc.(1)	1,268	19,958
Federal Realty Investment Trust	2,256	165,681
First Industrial Realty Trust, Inc.	3,804	151,399
Forestar Group, Inc.(1)	6,375	112,837
Franklin Street Properties Corp.	250,417	916,526
Front Yard Residential Corp.	19,625	171,522
FRP Holdings, Inc.(1)	2,486	103,592
Gaming & Leisure Properties, Inc.	95,407	3,523,381
Getty Realty Corp.	13,575	353,086
Gladstone Commercial Corp.	10,626	179,048
Gladstone Land Corp.	4,182	62,814
Global Medical REIT, Inc.	16,868	227,718
Global Net Lease, Inc.	145,577	2,314,674
Griffin Industrial Realty, Inc.	309	16,516
Healthcare Realty Trust, Inc.	53,989	1,626,149
Healthcare Trust of America, Inc. - Class A	6,506	169,156
Healthpeak Properties, Inc.	274,131	7,442,657
Hersha Hospitality Trust - Class A	14,351	79,505
Highwoods Properties, Inc.	3,126	104,940
Host Hotels & Resorts, Inc.	216,231	2,333,132
Hudson Pacific Properties, Inc.	4,603	100,944
Independence Realty Trust, Inc.	38,209	442,842
Industrial Logistics Properties Trust	629,871	13,775,279

Innovative Industrial Properties, Inc. - Class A	4,967	616,454
Investors Real Estate Trust	5,145	335,300
Invitation Homes, Inc.	155,883	4,363,165
Iron Mountain, Inc.	96,125	2,575,189
iStar, Inc.	29,106	343,742
JBG SMITH Properties	3,718	99,419
Jernigan Capital, Inc.	9,040	154,946
Jones Lang LaSalle, Inc.	31,073	2,972,443
Kennedy-Wilson Holdings, Inc.	48,927	710,420
Kilroy Realty Corp.	127,513	6,625,575
Kimco Realty Corp.	12,436	140,029
Kite Realty Group Trust	33,139	383,750
Lamar Advertising Co. - Class A	114,467	7,574,281
Lexington Realty Trust	1,007,865	10,532,189
Life Storage, Inc.	64,101	6,747,912
LTC Properties, Inc.	9,585	334,133
Macerich Co.	59,679	405,220
Mack-Cali Realty Corp.	34,805	439,239
Marcus & Millichap, Inc.(1)	8,515	234,333
Maui Land & Pineapple Co., Inc.(1)	1,050	11,361
Medical Properties Trust, Inc.	15,743	277,549
Mid-America Apartment Communities, Inc.	43,598	5,055,188
Monmouth Real Estate Investment Corp.	4,131	57,214
National Health Investors, Inc.	11,546	695,877
National Retail Properties, Inc.	5,125	176,864
NETSTREIT Corp.	4,251	77,623
New Senior Investment Group, Inc.	31,670	126,680
Newmark Group, Inc. - Class A	56,861	245,640
NexPoint Residential Trust, Inc.	7,297	323,622
Office Properties Income Trust	434,507	9,002,985
Omega Healthcare Investors, Inc.	166,651	4,989,531
One Liberty Properties, Inc.	6,416	104,966
Outfront Media, Inc.	309,512	4,503,400
Paramount Group, Inc.	400,545	2,835,859
Park Hotels & Resorts, Inc.	7,101	70,939
Pebblebrook Hotel Trust	422,470	5,293,549
Physicians Realty Trust	901,251	16,141,405
Piedmont Office Realty Trust, Inc. - Class A	243,682	3,306,765
PotlatchDeltic Corp.	26,041	1,096,326
Preferred Apartment Communities, Inc. - Class A	19,676	106,250
QTS Realty Trust, Inc. - Class A	328,190	20,682,534
Rafael Holdings, Inc. - Class B(1)	3,535	54,792
Rayonier, Inc.	3,987	105,416
Re/Max Holdings, Inc. - Class A	7,024	229,896
Realogy Holdings Corp.(1)	45,498	429,501
Realty Income Corp.	10,369	629,917
Regency Centers Corp.	218,986	8,325,848
Retail Opportunity Investments Corp.	45,823	477,247
Retail Properties of America, Inc. - Class A	85,568	497,150
Retail Value, Inc.	20,180	253,663
Rexford Industrial Realty, Inc.	3,719	170,181
RLJ Lodging Trust	65,114	563,887
RMR Group, Inc. - Class A	593	16,290
RPT Realty	32,289	175,652
Ryman Hospitality Properties, Inc.	2,732	100,538
Sabra Health Care REIT, Inc.	209,427	2,886,951
Safehold, Inc.	3,191	198,161
Saul Centers, Inc.	828	22,008
Seritage Growth Properties(1)	13,631	183,337
Service Properties Trust	182,535	1,451,153
Simon Property Group, Inc.	1,939	125,415
SITE Centers Corp.	311,342	2,241,662
SL Green Realty Corp.	2,198	101,921
Spirit Realty Capital, Inc.	3,160	106,650
St Joe Co.(1)	6,590	135,952
STAG Industrial, Inc.	283,795	8,652,910
STORE Capital Corp.	126,030	3,457,003
Stratus Properties, Inc.(1)	2,194	47,303
Summit Hotel Properties, Inc.	209,378	1,084,578
Sun Communities, Inc.	2,911	409,316
Sunstone Hotel Investors, Inc.	85,950	682,443
Tanger Factory Outlet Centers, Inc.	145,510	877,425
Taubman Centers, Inc.	1,762	58,657
Tejon Ranch Co.(1)	8,486	120,077
Terreno Realty Corp.	15,245	834,816
The GEO Group, Inc.	46,634	528,830
The Howard Hughes Corp.(1)	1,152	66,355
Transcontinental Realty Investors, Inc.(1)	548	13,662
UDR, Inc.	8,801	287,001
UMH Properties, Inc.	3,275	44,343
Uniti Group, Inc.	179,700	1,893,139
Universal Health Realty Income Trust	734	41,831
Urban Edge Properties	560,814	5,451,112
Urstadt Biddle Properties, Inc. - Class A	12,028	110,658

Ventas, Inc.	11,250	472,050
VEREIT, Inc.	643,161	4,180,546
VICI Properties, Inc.	16,127	376,888
Vornado Realty Trust	5,371	181,056
Washington Prime Group, Inc.	278,400	180,236
Washington Real Estate Investment Trust	32,940	663,082
Weingarten Realty Investors	3,577	60,666
Welltower, Inc.	206,602	11,381,704
Weyerhaeuser Co.	148,618	4,238,585
Whitestone REIT - Class B	15,288	91,728
WP Carey, Inc.	5,173	337,073
Xenia Hotels & Resorts, Inc.	214,457	1,882,932

Total Real Estate		367,296,823

Utilities – 5.63%
AES Corp.	19,854	359,556
ALLETE, Inc.	89,037	4,606,774
Alliant Energy Corp.	224,304	11,585,302
Ameren Corp.	198,569	15,702,837
American Water Works Co., Inc.	5,464	791,624
Artesian Resources Corp. - Class A	3,086	106,374
Atlantic Power Corp.(1)	33,063	64,803
Atlantica Yield Plc	213,525	6,108,950
Atmos Energy Corp.	3,677	351,484
Avangrid, Inc.	1,684	84,975
Avista Corp.	26,913	918,272
Black Hills Corp.	218,944	11,711,315
Brookfield Infrastructure Corp. - Class A	6,525	361,420
Brookfield Renewable Corp. - Class A	24,941	1,461,543
Cadiz, Inc.(1)	2,953	29,323
California Water Service Group	1,589	69,042
CenterPoint Energy, Inc.	600,271	11,615,244
Chesapeake Utilities Corp.	452	38,104
Clearway Energy, Inc. - Class A	11,084	273,775
Clearway Energy, Inc. - Class C	26,090	703,386
CMS Energy Corp.	85,150	5,229,061
Consolidated Edison, Inc.	10,119	787,258
Consolidated Water Co. Ltd.	5,232	54,465
DTE Energy Co.	50,211	5,776,273
Edison International	236,570	12,027,219
Entergy Corp.	154,897	15,262,001
Essential Utilities, Inc.	6,763	272,211
Evergy, Inc.	409,593	20,815,516
Eversource Energy	10,357	865,327
Exelon Corp.	131,200	4,691,712
FirstEnergy Corp.	366,136	10,511,765
Hawaiian Electric Industries, Inc.	3,249	107,997
IDACORP, Inc.	1,491	119,131
MDU Resources Group, Inc.	199,114	4,480,065
MGE Energy, Inc.	133,105	8,340,359
National Fuel Gas Co.	136,626	5,545,649
New Jersey Resources Corp.	348,347	9,412,336
NiSource, Inc.	11,576	254,672
Northwest Natural Holding Co.	10,829	491,528
NorthWestern Corp.	20,275	986,176
NRG Energy, Inc.	180,616	5,552,136
OGE Energy Corp.	6,007	180,150
ONE Gas, Inc.	221,399	15,278,745
Otter Tail Corp.	10,627	384,379
PG&E Corp.(1)	39,092	367,074
Pinnacle West Capital Corp.	3,408	254,066
PNM Resources, Inc.	31,690	1,309,748
Portland General Electric Co.	309,096	10,972,908
PPL Corp.	301,536	8,204,795
Public Service Enterprise Group, Inc.	91,688	5,034,588
RGC Resources, Inc.	1,695	39,748
SJW Group	4,954	301,500
South Jersey Industries, Inc.	806,572	15,542,642
Southwest Gas Holdings, Inc.	20,437	1,289,575
Spire, Inc.	19,995	1,063,734
Sunnova Energy International, Inc.(1)	18,624	566,356
UGI Corp.	407,784	13,448,716
Unitil Corp.	5,709	220,596
Vistra Energy Corp.	2,030,699	38,298,983
WEC Energy Group, Inc.	9,540	924,426
Xcel Energy, Inc.	15,869	1,095,120

Total Utilities		293,304,809

Total Common Stocks (Cost: $4,830,472,162)		5,105,193,583

WARRANTS – 0.00%(4)
Energy – 0.00%(4)
Whiting Petroleum Corp., expires 09/01/2024(1)	281	688

Total Energy		688

Total Warrants (Cost: $–)		688

SHORT-TERM INVESTMENTS – 1.68%
Money Market Funds – 0.87%
Goldman Sachs Financial Square Government Fund - Class I, 0.00%(5)	45,148,065	45,148,065

Total Money Market Funds (Cost: $45,148,065)		45,148,065

	Principal Amount		Value
Time Deposits – 0.81%
ANZ, London, 0.01% due 10/01/2020		$6,551,472	6,551,471
BBVA, Madrid, 0.01% due 10/01/2020		12,339,846	12,339,846
Brown Brothers Harriman, 0.03% due 10/01/2020	CAD	17	13
Citibank, New York, 0.01% due 10/01/2020		$14,662,008	14,662,008
JP Morgan, New York, 0.01% due 10/01/2020		8,931,516	8,931,516

Total Time Deposits (Cost: $42,484,854)			42,484,854

Total Short-Term Investments (Cost: $87,632,919)			87,632,919

TOTAL INVESTMENTS IN SECURITIES – 99.75% (Cost: $4,918,105,081)			5,192,827,190

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.25%			12,963,811

TOTAL NET ASSETS – 100.00%			$5,205,791,001

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than $0.5.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $4,889,528, which represents 0.09% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.99%
Argentina – 1.06%
MercadoLibre, Inc.(1)	115,099	$124,592,366

Total Argentina		124,592,366

Australia – 2.03%
Afterpay Ltd.(1)	9,339	550,484
AGL Energy Ltd.	26,311	256,909
AMP Ltd.	133,809	126,004
Ampol Ltd.	10,306	177,868
APA Group	52,310	388,856
Aristocrat Leisure Ltd.	24,409	532,325
ASX Ltd.	8,406	491,462
Aurizon Holdings Ltd.	85,135	261,907
AusNet Services - Class Miscella	71,038	95,897
Australia & New Zealand Banking Group Ltd.	116,263	1,450,497
BHP Group Ltd.	121,071	3,127,700
BHP Group Plc	86,599	1,847,516
BlueScope Steel Ltd.	19,806	182,489
Brambles Ltd.	66,049	501,513
CIMIC Group Ltd.(1)	4,536	60,759
Coca-Cola Amatil Ltd.	21,646	148,165
Cochlear Ltd.	334,923	47,849,981
Coles Group Ltd.	57,781	703,933
Commonwealth Bank of Australia	72,755	3,347,915
Computershare Ltd.	19,928	176,297
Crown Resorts Ltd.	16,488	104,739
CSL Ltd.	407,161	84,105,949
Dexus	48,538	310,882
Evolution Mining Ltd.	69,016	288,310
Fortescue Metals Group Ltd.	69,728	819,167
Goodman Group	71,677	928,033
GPT Group	78,976	222,175
Insurance Australia Group Ltd.	102,610	324,701
Lendlease Corp. Ltd.	29,659	236,930
Macquarie Group Ltd.	13,862	1,201,618
Magellan Financial Group Ltd.	5,310	219,006
Medibank Pvt Ltd.	123,427	222,711
Mirvac Group	161,298	252,850
National Australia Bank Ltd.	131,359	1,687,562
Newcrest Mining Ltd.	35,096	795,834
Northern Star Resources Ltd.	31,765	314,761
Oil Search Ltd.	78,461	150,075
Orica Ltd.	16,820	187,271
Origin Energy Ltd.	72,519	224,585
Qantas Airways Ltd.	39,642	116,256
QBE Insurance Group Ltd.	4,948,401	30,779,231
Ramsay Health Care Ltd.	7,901	376,710
REA Group Ltd.	2,418	192,542
Santos Ltd.	78,249	276,672
Scentre Group	215,709	343,441
Seek Ltd.	1,781,306	27,479,242
Sonic Healthcare Ltd.	19,983	474,540
South32 Ltd.	201,749	299,407
Stockland	97,445	266,203
Suncorp Group Ltd.	51,920	316,947
Sydney Airport - Stapled Security	55,112	234,031
Tabcorp Holdings Ltd.	93,302	224,682
Telstra Corp. Ltd.	171,399	343,184
TPG Telecom Ltd.(1)	15,038	79,355
Transurban Group	118,205	1,206,979
Treasury Wine Estates Ltd.	2,382,295	15,306,868
Vicinity Centres	159,169	158,947
Washington H Soul Pattinson & Co. Ltd.	5,392	91,590
Wesfarmers Ltd.	48,593	1,553,240
Westpac Banking Corp.	148,665	1,807,663
WiseTech Global Ltd.	6,677	125,058
Woodside Petroleum Ltd.	38,799	492,440
Woolworths Group Ltd.	54,783	1,432,503

Total Australia		238,853,367

Austria – 0.01%
Andritz AG	3,341	103,122
Erste Group Bank AG(1)	11,503	240,878
OMV AG(1)	5,920	161,978
Raiffeisen Bank International AG(1)	5,974	91,438
Verbund AG	2,690	146,907
Voestalpine AG	5,138	135,416

Total Austria		879,739

Belgium – 0.11%
Ageas	7,327	299,814
Anheuser-Busch InBev SA	31,316	1,686,068
Colruyt SA(1)	2,185	141,799
Elia Group SA	1,418	141,755
Galapagos NV(1)	1,846	261,707
Groupe Bruxelles Lambert SA	4,863	438,409
KBC Group NV	154,256	7,735,336
Proximus	5,745	104,806
Sofina SA	707	193,016
Solvay SA	3,016	259,474
Telenet Group Holding NV	1,740	67,537
UCB SA	5,430	616,705
Umicore SA	8,729	363,079

Total Belgium		12,309,505

Brazil – 0.27%
Raia Drogasil SA	7,735,355	32,258,768

Total Brazil		32,258,768

Canada – 2.87%
Canadian Pacific Railway Ltd.	249,171	75,855,128
Fairfax Financial Holdings Ltd.	48,432	14,261,715
Lululemon Athletica, Inc.(1)	186,831	61,536,526
Shopify, Inc. - Class A(1)	181,470	185,638,366

Total Canada		337,291,735

Chile – 0.57%
Antofagasta Plc	5,109,520	67,431,535

Total Chile		67,431,535

China – 3.94%
Alibaba Group Holding Ltd. - ADR(1)	356,056	104,673,343
Baidu, Inc. - ADR(1)	168,126	21,283,070
BeiGene Ltd. - ADR(1)	1,709	489,526
Lenovo Group Ltd.	24,816,000	16,407,420
Li Ning Co. Ltd.	5,589,500	26,300,270
Meituan Dianping - Class B(1)	1,715,200	54,031,037
Microport Scientific Corp.	31,000	123,963
Ping An Insurance Group Co. of China Ltd. - Class H	2,728,500	28,324,144
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	17,517,500	73,333,706
Tencent Holdings Ltd.	1,076,956	72,741,259
Trip.com Group Ltd. - ADR(1)	609,965	18,994,310
Tsingtao Brewery Co. Ltd. - Class H	5,671,000	46,405,328
Yangzijiang Shipbuilding Holdings Ltd.	113,800	83,129

Total China		463,190,505

Denmark – 1.35%
Ambu - Class B	6,811	191,794
AP Moller - Maersk - Class A	146	213,713
AP Moller - Maersk - Class B	31,342	49,547,986
Carlsberg - Class B	4,634	624,303
Chr Hansen Holding	4,608	511,516
Coloplast - Class B	5,196	823,509
Danske Bank	707,456	9,569,124
Demant(1)	4,491	140,843
DSV Panalpina	536,681	87,051,365
Genmab(1)	2,829	1,026,660
GN Store Nord	5,457	411,113
H Lundbeck	2,828	93,144
Novo Nordisk - Class B	74,757	5,179,508
Novozymes - Class B	9,386	589,932
Orsted(2)	8,042	1,108,674
Pandora	4,466	322,167
Tryg	4,769	150,140
Vestas Wind Systems	8,646	1,397,250

Total Denmark		158,952,741

Finland – 1.15%
Elisa OYJ	6,107	359,038
Fortum OYJ	19,344	391,100
Kone OYJ - Class B	536,998	47,150,308
Neste OYJ	18,418	969,887
Nokia OYJ	21,055,018	82,406,360
Nordea Bank Abp	133,407	1,013,724
Orion OYJ - Class B	4,826	218,650
Sampo OYJ - Class A	19,395	768,098
Stora Enso OYJ - Class R	23,922	374,429
UPM-Kymmene OYJ	21,977	668,912
Wartsila OYJ Abp	19,105	150,034

Total Finland		134,470,540

France – 8.36%
Accor SA(1)	7,975	223,221
Aeroports de Paris	1,256	124,601
Air Liquide SA	20,566	3,259,911
Airbus SE	25,533	1,851,797
Alstom SA(1)	8,488	424,001
Amundi SA(2)	287,159	20,240,304

Arkema SA	2,813	298,246
Atos SE(1)	4,034	324,157
AXA SA	79,286	1,467,423
BioMerieux	1,723	269,702
BNP Paribas SA	46,229	1,672,313
Bollore SA	39,067	145,517
Bouygues SA	308,296	10,653,582
Bureau Veritas SA	12,797	288,461
Capgemini SE	6,624	849,829
Carrefour SA	24,930	398,359
Cie de Saint-Gobain	2,343,250	98,152,135
Cie Generale des Etablissements Michelin SCA	281,304	30,197,303
CNP Assurances	6,542	82,045
Covivio	2,163	151,884
Credit Agricole SA(1)	47,511	414,528
Danone SA	26,266	1,701,382
Dassault Aviation SA(1)	115	97,008
Dassault Systemes	5,725	1,068,183
Edenred	10,357	464,990
Eiffage SA(1)	3,430	279,939
Electricite de France SA	25,109	265,238
Engie SA(1)	75,206	1,005,017
EssilorLuxottica SA(1)	93,238	12,693,088
EssilorLuxottica SA(1)	172,788	23,630,759
Eurazeo SE(1)	1,711	92,634
Faurecia SE(1)	3,173	136,770
Gecina SA	1,860	245,196
Getlink SE(1)	18,735	253,790
Hermes International	1,366	1,176,472
ICADE	1,320	73,960
Iliad SA	610	111,895
Ingenico Group SA	2,673	414,135
Ipsen SA	1,731	180,948
JCDecaux SA(1)	3,769	65,159
Kering SA	54,477	36,136,923
Klepierre SA	7,744	108,400
La Francaise des Jeux SAEM(2)	3,945	144,728
Legrand SA	203,975	16,246,470
L’Oreal SA	10,917	3,552,710
LVMH Moet Hennessy Louis Vuitton SE	214,233	100,239,777
Natixis SA(1)	36,791	82,680
Orange SA	5,781,688	60,219,513
Orpea(1)	2,177	247,344
Pernod Ricard SA	233,805	37,276,925
Peugeot SA	24,641	446,851
Publicis Groupe SA	517,472	16,678,106
Remy Cointreau SA	266,425	48,631,060
Renault SA	8,203	212,793
Rexel SA	3,459,225	43,371,883
Safran SA(1)	13,929	1,370,434
Sanofi SA	2,043,310	204,763,858
Sartorius Stedim Biotech	219,402	75,729,441
Schneider Electric SE	130,846	16,264,018
SCOR SE(1)	201,109	5,599,267
SEB SA	887	144,289
Societe Generale SA	33,373	442,991
Sodexo SA	3,621	258,119
Suez SA	13,964	258,013
Teleperformance	2,541	783,396
Thales SA	4,387	328,796
TOTAL SA	1,666,550	57,233,593
Ubisoft Entertainment SA(1)	400,372	36,084,743
Unibail-Rodamco-Westfield	5,698	210,141
Valeo SA	9,283	285,064
Veolia Environnement SA	22,190	478,773
Vinci SA	21,279	1,778,000
Vivendi SA	36,232	1,011,919
Wendel SA	1,202	109,035
Worldline SA(1)(2)	6,096	499,160

Total France		982,675,095

Germany – 6.60%
Adidas AG(1)	146,192	47,211,570
Allianz SE	346,157	66,437,852
BASF SE	544,747	33,172,953
Bayer AG	880,248	54,305,786
Bayerische Motoren Werke AG	13,633	989,444
Bechtle AG	341,773	69,155,539
Beiersdorf AG	4,289	486,962
Brenntag AG	6,362	404,508
Carl Zeiss Meditec AG	1,847	233,277
Commerzbank AG	11,136,026	54,764,074
Continental AG	878,733	95,226,821

Covestro AG(2)	688,906	34,162,885
Daimler AG - Class REGISTERED	35,370	1,908,039
Delivery Hero SE(1)(2)	5,489	629,804
Deutsche Bank AG(1)	82,694	697,062
Deutsche Boerse AG	8,259	1,447,971
Deutsche Lufthansa AG(1)	12,283	106,393
Deutsche Post AG	40,731	1,848,192
Deutsche Telekom AG	394,575	6,569,692
Deutsche Wohnen SE	14,483	723,850
E.ON SE	5,525,268	60,901,807
Evonik Industries AG	8,454	218,696
Fraport AG Frankfurt Airport Services Worldwide(1)	1,671	65,790
Fresenius Medical Care AG & Co. KGaA	861,023	72,788,080
Fresenius SE & Co. KGaA	17,213	782,750
GEA Group AG	6,282	220,110
Hannover Rueck SE	2,483	384,395
HeidelbergCement AG	6,127	374,396
Henkel AG & Co. KGaA	4,279	400,207
HOCHTIEF AG	1,076	83,529
Infineon Technologies AG	54,088	1,524,513
KION Group AG	2,708	231,234
Knorr-Bremse AG	3,148	370,713
LANXESS AG	3,504	200,486
LEG Immobilien AG	3,050	434,744
Merck KGaA	5,609	817,749
METRO AG	7,818	77,858
MTU Aero Engines AG	2,186	362,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,767	1,466,072
Nemetschek SE	327,445	23,933,377
Puma SE	3,490	313,734
Rational AG	23,154	18,101,221
RWE AG	26,393	988,401
SAP SE	45,392	7,068,361
Scout24 AG(2)	4,748	414,154
Siemens AG	151,755	19,165,003
Siemens Energy AG(1)	75,877	2,046,126
Siemens Healthineers AG(2)	11,660	523,399
Symrise AG - Class A	5,560	767,961
TeamViewer AG(1)(2)	5,507	271,605
Telefonica Deutschland Holding AG	46,944	119,977
ThyssenKrupp AG(1)	18,573	93,454
Uniper SE	8,201	264,721
United Internet AG - Class REG	4,345	166,165
Volkswagen AG	11,174	1,953,038
Vonovia SE	21,172	1,451,404
Zalando SE(1)(2)	911,789	85,188,360

Total Germany		775,018,639

Hong Kong – 4.67%
AIA Group Ltd.	12,222,884	121,496,659
ASM Pacific Technology Ltd.	13,300	136,154
Bank of East Asia Ltd.	53,600	98,949
BOC Hong Kong Holdings Ltd.	152,500	404,275
Budweiser Brewing Co. APAC Ltd.(2)	71,900	210,296
China Mobile Ltd.	19,624,000	125,972,065
China Resources Power Holdings Co. Ltd.	17,028,000	18,885,908
CK Asset Holdings Ltd.	106,500	523,313
CK Hutchison Holdings Ltd.	18,119,000	109,796,693
CK Infrastructure Holdings Ltd.	29,000	136,091
CLP Holdings Ltd.	67,500	630,265
Dairy Farm International Holdings Ltd.	14,100	53,292
Galaxy Entertainment Group Ltd.	1,195,000	8,079,036
Hang Lung Properties Ltd.	85,000	216,628
Hang Seng Bank Ltd.	31,500	466,666
Henderson Land Development Co. Ltd.	60,758	225,602
HK Electric Investments & HK Electric Investments Ltd.	117,500	121,480
HKT Trust & HKT Ltd. - Class Miscella	152,000	201,751
Hong Kong & China Gas Co. Ltd.	463,791	673,442
Hong Kong Exchanges & Clearing Ltd.	52,099	2,452,482
Hongkong Land Holdings Ltd.	50,300	187,400
Jardine Matheson Holdings Ltd.	62,900	2,500,375
Jardine Strategic Holdings Ltd.	994,000	19,707,866
Kerry Properties Ltd.	23,500	60,438
Link Real Estate Investment Trust	89,800	735,856
Melco Resorts & Entertainment Ltd. - ADR	8,413	140,076
MTR Corp. Ltd.	63,500	315,145
New World Development Co. Ltd.	62,853	306,830
Pacific Century Premium Developments Ltd.(1)	17,712	4,671
PCCW Ltd.	164,000	98,109
Power Assets Holdings Ltd.	57,000	300,433
Sino Land Co. Ltd.	136,490	159,790
SJM Holdings Ltd.	73,000	86,539
Sun Hung Kai Properties Ltd.	53,500	689,429

Swire Pacific Ltd. - Class A	4,729,000	22,895,357
Swire Properties Ltd.	51,800	137,248
Techtronic Industries Co. Ltd.	3,580,000	47,598,631
WH Group Ltd.(2)	75,083,000	61,245,728
Wharf Real Estate Investment Co. Ltd.	68,000	278,736

Total Hong Kong		548,229,704

India – 1.41%
Asian Paints Ltd.	1,858,840	49,964,533
HDFC Bank Ltd. - ADR(1)	835,422	41,737,683
Housing Development Finance Corp. Ltd.	1,578,250	37,257,217
ICICI Lombard General Insurance Co. Ltd.(2)	925,084	16,172,829
MakeMyTrip Ltd.(1)	410,600	6,306,816
United Spirits Ltd.(1)	1,943,978	13,597,205

Total India		165,036,283

Ireland – 2.01%
Accenture Plc - Class A	312,044	70,518,824
AerCap Holdings NV(1)	5,046	127,109
CRH Plc	32,333	1,172,438
DCC Plc	4,052	313,676
Experian Plc	1,931,965	72,592,383
Flutter Entertainment Plc	3,101	488,474
Flutter Entertainment Plc	3,401	539,767
ICON Plc(1)	154,923	29,604,236
James Hardie Industries Plc	19,535	468,289
Kerry Group Plc - Class A	6,906	884,560
Kingspan Group Plc	644,294	58,634,816
Smurfit Kappa Group Plc	9,292	364,599

Total Ireland		235,709,171

Isle of Man – 0.00%(3)
GVC Holdings Plc	24,513	307,007

Total Isle of Man		307,007

Israel – 0.03%
Azrieli Group Ltd.	1,610	71,879
Bank Hapoalim BM	47,993	256,425
Bank Leumi Le-Israel BM	60,380	265,815
Check Point Software Technologies Ltd.(1)	5,002	601,941
CyberArk Software Ltd.(1)	1,739	179,847
Elbit Systems Ltd.	1,178	142,993
ICL Group Ltd.	31,328	110,699
Israel Discount Bank Ltd. - Class A	52,528	141,705
Mizrahi Tefahot Bank Ltd.	5,583	99,030
Nice Ltd.(1)	2,659	602,861
Teva Pharmaceutical Industries Ltd. - ADR(1)	44,653	402,324
Wix.com Ltd.(1)	2,245	572,138

Total Israel		3,447,657

Italy – 2.03%
Assicurazioni Generali SpA	45,245	637,702
Atlantia SpA(1)	20,401	319,505
Davide Campari-Milano NV	24,920	271,988
DiaSorin SpA	1,030	207,228
Enel SpA	11,375,836	98,695,790
ENI SpA	11,307,017	88,376,447
Ferrari NV	201,263	36,935,576
FinecoBank Banca Fineco SpA	26,113	359,673
Infrastrutture Wireless Italiane SpA(2)	11,016	121,532
Intesa Sanpaolo SpA	679,284	1,278,018
Leonardo SpA	14,608	85,320
Mediobanca Banca di Credito Finanziario SpA	26,483	207,519
Moncler SpA	8,523	348,774
Nexi SpA(1)(2)	15,902	318,711
Pirelli & C SpA(2)	16,012	68,748
Poste Italiane SpA(2)	20,768	184,042
Prysmian SpA	9,687	281,191
Recordati Industria Chimica e Farmaceutica SpA	4,799	245,829
Snam SpA	83,871	431,330
Telecom Italia SpA	351,101	140,723
Telecom Italia SpA Savings Share	237,549	95,916
Terna Rete Elettrica Nazionale SpA	57,934	405,353
UniCredit SpA	951,983	7,865,498

Total Italy		237,882,413

Japan – 19.07%
ABC-Mart, Inc.	1,300	67,686
Acom Co. Ltd.	18,100	78,733
Advantest Corp.	8,400	408,581
Aeon Co. Ltd.	28,200	758,604
Aeon Mall Co. Ltd.	4,500	63,256
AGC, Inc.	8,000	235,116
Air Water, Inc.	8,100	109,550
Aisin Seiki Co. Ltd.	6,500	207,962
Ajinomoto Co., Inc.	20,565	421,480
Alfresa Holdings Corp.	8,300	181,793
Amada Co. Ltd.	12,200	114,128

ANA Holdings, Inc.	5,100	117,966
Aozora Bank Ltd.	4,400	73,060
Asahi Group Holdings Ltd.	18,700	651,744
Asahi Intecc Co. Ltd.	8,100	254,572
Asahi Kasei Corp.	51,700	451,012
Astellas Pharma, Inc.	4,260,300	63,506,575
Bandai Namco Holdings, Inc.	8,900	652,104
Bank of Kyoto Ltd.	2,000	96,700
Benesse Holdings, Inc.	2,800	72,069
Bridgestone Corp.	22,000	695,401
Brother Industries Ltd.	8,700	138,394
Calbee, Inc.	4,000	131,752
Canon, Inc.	41,200	683,366
Casio Computer Co. Ltd.	8,800	142,492
Central Japan Railway Co.	6,000	860,038
Chiba Bank Ltd.	21,700	119,735
Chubu Electric Power Co., Inc.	26,500	322,332
Chugai Pharmaceutical Co. Ltd.	28,800	1,292,414
Chugoku Electric Power Co., Inc.	11,100	138,781
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	83,700
Concordia Financial Group Ltd.	46,900	163,126
Cosmos Pharmaceutical Corp.	900	156,843
CyberAgent, Inc.	4,600	284,057
Dai Nippon Printing Co. Ltd.	9,800	198,643
Daicel Corp.	11,000	79,283
Daifuku Co. Ltd.	4,300	434,031
Dai-ichi Life Holdings, Inc.	44,400	626,500
Daiichi Sankyo Co. Ltd.	74,100	2,274,704
Daikin Industries Ltd.	10,800	1,995,563
Daito Trust Construction Co. Ltd.	2,700	239,341
Daiwa House Industry Co. Ltd.	2,305,100	59,119,627
Daiwa House REIT Investment Corp.	77	196,479
Daiwa Securities Group, Inc.	58,700	246,887
Denso Corp.	1,221,400	53,536,095
Dentsu Group, Inc.	8,700	256,794
Disco Corp.	1,300	317,856
East Japan Railway Co.	724,500	44,555,825
Eisai Co. Ltd.	11,000	1,004,656
Electric Power Development Co. Ltd.	6,100	94,088
ENEOS Holdings, Inc.	4,452,650	15,886,464
FANUC Corp.	8,200	1,573,708
Fast Retailing Co. Ltd.	2,500	1,571,054
Fuji Electric Co. Ltd.	5,600	177,524
FUJIFILM Holdings Corp.	1,635,300	80,606,979
Fujitsu Ltd.	8,100	1,106,603
Fukuoka Financial Group, Inc.	358,300	6,022,280
GLP J-REIT	143	220,090
GMO Payment Gateway, Inc.	1,700	182,109
Hakuhodo DY Holdings, Inc.	9,800	126,727
Hamamatsu Photonics KK	5,800	293,112
Hankyu Hanshin Holdings, Inc.	9,410	302,523
Hikari Tsushin, Inc.	900	214,730
Hino Motors Ltd.	12,800	83,056
Hirose Electric Co. Ltd.	1,415	182,826
Hisamitsu Pharmaceutical Co., Inc.	2,200	112,474
Hitachi Construction Machinery Co. Ltd.	4,100	148,575
Hitachi Ltd.	40,900	1,384,852
Hitachi Metals Ltd.	2,340,100	36,084,553
Honda Motor Co. Ltd.	3,951,199	93,830,254
Hoshizaki Corp.	2,300	183,532
Hoya Corp.	16,400	1,851,828
Hulic Co. Ltd.	13,900	130,426
Idemitsu Kosan Co. Ltd.	7,565	161,519
Iida Group Holdings Co. Ltd.	766,100	15,505,606
Inpex Corp.	3,188,100	17,107,953
Isetan Mitsukoshi Holdings Ltd.	14,900	79,102
Isuzu Motors Ltd.	2,188,200	19,137,497
Ito En Ltd.	2,200	156,900
ITOCHU Corp.	56,800	1,454,412
Itochu Techno-Solutions Corp.	4,000	151,742
Japan Airlines Co. Ltd.	4,500	83,933
Japan Airport Terminal Co. Ltd.	2,200	97,465
Japan Exchange Group, Inc.	21,300	597,002
Japan Post Bank Co. Ltd.	17,100	133,377
Japan Post Holdings Co. Ltd.	64,900	442,557
Japan Post Insurance Co. Ltd.	8,800	138,559
Japan Prime Realty Investment Corp.	34	105,489
Japan Real Estate Investment Corp.	53	270,965
Japan Retail Fund Investment Corp.	116	179,454
Japan Tobacco, Inc.	2,563,600	46,769,776
JFE Holdings, Inc.	19,000	133,034
JGC Holdings Corp.	9,800	101,647

JSR Corp.	9,000	213,913
JTEKT Corp.	8,400	65,888
Kajima Corp.	18,000	216,868
Kakaku.com, Inc.	1,068,500	28,169,832
Kamigumi Co. Ltd.	4,000	78,821
Kansai Electric Power Co., Inc.	29,000	281,065
Kansai Paint Co. Ltd.	7,500	186,412
Kao Corp.	364,900	27,393,322
Kawasaki Heavy Industries Ltd.	4,975	67,208
KDDI Corp.	66,400	1,670,063
Keihan Holdings Co. Ltd.	4,400	182,695
Keikyu Corp.	10,100	155,457
Keio Corp.	4,300	266,195
Keisei Electric Railway Co. Ltd.	5,900	166,640
Keyence Corp.	221,208	103,410,162
Kikkoman Corp.	6,200	343,938
Kintetsu Group Holdings Co. Ltd.	7,600	324,340
Kirin Holdings Co. Ltd.	35,800	672,417
Kobayashi Pharmaceutical Co. Ltd.	2,200	212,577
Kobe Bussan Co. Ltd.	2,800	154,199
Koito Manufacturing Co. Ltd.	4,000	204,103
Komatsu Ltd.	1,405,100	30,860,285
Konami Holdings Corp.	4,300	186,011
Kose Corp.	1,500	183,656
Kubota Corp.	44,400	795,525
Kuraray Co. Ltd.	14,400	139,717
Kurita Water Industries Ltd.	4,400	145,502
Kyocera Corp.	1,423,800	81,521,902
Kyowa Kirin Co. Ltd.	11,100	315,871
Kyushu Electric Power Co., Inc.	15,800	143,355
Kyushu Railway Co.	5,800	124,007
Lasertec Corp.	3,300	271,256
Lawson, Inc.	2,300	109,670
LINE Corp.(1)	1,600	81,442
Lion Corp.	10,300	211,450
LIXIL Group Corp.	10,300	208,187
M3, Inc.	19,200	1,187,640
Makita Corp.	9,400	449,877
Marubeni Corp.	68,000	386,064
Marui Group Co. Ltd.	7,800	149,676
Maruichi Steel Tube Ltd.	2,000	50,071
Mazda Motor Corp.	22,100	129,633
McDonald’s Holdings Co. Japan Ltd.	3,050	148,346
Mebuki Financial Group, Inc.	35,840	81,328
Medipal Holdings Corp.	7,340	147,184
MEIJI Holdings Co. Ltd.	5,100	389,567
Mercari, Inc.(1)	3,900	180,232
Minebea Mitsumi, Inc.	15,400	293,343
MISUMI Group, Inc.	12,100	339,247
Mitsubishi Chemical Holdings Corp.	52,750	304,493
Mitsubishi Corp.	57,200	1,369,103
Mitsubishi Electric Corp.	6,047,500	82,059,784
Mitsubishi Estate Co. Ltd.	49,900	755,866
Mitsubishi Gas Chemical Co., Inc.	7,200	133,945
Mitsubishi Heavy Industries Ltd.	13,240	293,143
Mitsubishi Materials Corp.	4,600	90,651
Mitsubishi Motors Corp.	29,700	65,581
Mitsubishi UFJ Financial Group, Inc.	502,400	2,005,017
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,300	85,028
Mitsui & Co. Ltd.	807,400	13,873,409
Mitsui Chemicals, Inc.	7,100	171,605
Mitsui Fudosan Co. Ltd.	40,400	703,028
Miura Co. Ltd.	4,000	196,196
Mizuho Financial Group, Inc.	98,890	1,234,313
Monotaro Co. Ltd.	5,100	253,322
MS&AD Insurance Group Holdings, Inc.	174,340	4,697,280
Murata Manufacturing Co. Ltd.	1,688,600	109,804,880
Nabtesco Corp.	5,200	188,793
Nagoya Railroad Co. Ltd.	8,500	233,021
NEC Corp.	11,000	643,432
Nexon Co. Ltd.	21,400	533,797
NGK Insulators Ltd.	10,100	144,212
NGK Spark Plug Co. Ltd.	6,900	120,476
NH Foods Ltd.	3,400	151,976
Nidec Corp.	554,700	52,018,625
Nihon M&A Center, Inc.	6,300	360,419
Nikon Corp.	13,300	89,744
Nintendo Co. Ltd.	4,900	2,776,787
Nippon Building Fund, Inc.	52	294,319
Nippon Express Co. Ltd.	2,800	163,389
Nippon Paint Holdings Co. Ltd.	6,100	627,973
Nippon Prologis Real Estate Investment Trust, Inc.	89	300,132

Nippon Shinyaku Co. Ltd.	1,900	156,434
Nippon Steel Corp.(1)	33,300	314,367
Nippon Telegraph & Telephone Corp.	2,826,000	57,697,533
Nippon Yusen KK	6,100	105,841
Nissan Chemical Corp.	5,500	293,205
Nissan Motor Co. Ltd.	95,600	338,099
Nisshin Seifun Group, Inc.	8,500	134,905
Nissin Foods Holdings Co. Ltd.	2,900	272,449
Nitori Holdings Co. Ltd.	3,400	705,336
Nitto Denko Corp.	6,500	423,467
Nomura Holdings, Inc.	129,500	591,806
Nomura Real Estate Holdings, Inc.	5,100	97,059
Nomura Real Estate Master Fund, Inc.	177	221,740
Nomura Research Institute Ltd.	14,114	415,580
NSK Ltd.	15,900	121,704
NTT Data Corp.	27,000	345,528
NTT DOCOMO, Inc.	46,500	1,708,695
Obayashi Corp.	26,400	241,013
Obic Co. Ltd.	3,100	545,174
Odakyu Electric Railway Co. Ltd.	12,400	311,709
Oji Holdings Corp.	33,600	154,394
Olympus Corp.	2,831,200	58,876,910
Omron Corp.	7,900	617,670
Ono Pharmaceutical Co. Ltd.	16,400	515,843
Oracle Corp.	1,600	172,763
Oriental Land Co. Ltd.	8,600	1,206,109
ORIX Corp.	54,500	680,720
Orix JREIT, Inc.	107	164,632
Osaka Gas Co. Ltd.	15,400	299,824
Otsuka Corp.	4,300	219,736
Otsuka Holdings Co. Ltd.	16,130	683,353
Pan Pacific International Holdings Corp.	17,500	407,545
Panasonic Corp.	12,120,700	103,245,062
Park24 Co. Ltd.	4,700	76,308
PeptiDream, Inc.(1)	4,300	201,794
Persol Holdings Co. Ltd.	7,200	117,606
Pigeon Corp.	574,300	25,660,456
Pola Orbis Holdings, Inc.	4,000	75,421
Rakuten, Inc.	37,000	398,970
Recruit Holdings Co. Ltd.	55,300	2,196,259
Renesas Electronics Corp.(1)	32,200	236,336
Resona Holdings, Inc.	2,430,900	8,281,664
Ricoh Co. Ltd.	26,900	181,581
Rinnai Corp.	1,500	146,312
Rohm Co. Ltd.	585,500	45,265,021
Ryohin Keikaku Co. Ltd.	9,000	149,548
Santen Pharmaceutical Co. Ltd.	15,200	310,777
SBI Holdings, Inc.	9,325	241,628
SCSK Corp.	2,400	134,278
Secom Co. Ltd.	8,800	805,337
Sega Sammy Holdings, Inc.	7,100	86,535
Seibu Holdings, Inc.	9,900	106,605
Seiko Epson Corp.	11,500	132,253
Sekisui Chemical Co. Ltd.	14,500	231,931
Sekisui House Ltd.	25,600	453,651
Seven & i Holdings Co. Ltd.	31,000	963,173
Seven Bank Ltd.	26,100	63,255
SG Holdings Co. Ltd.	7,300	379,846
Sharp Corp.	8,605	107,040
Shimadzu Corp.	9,300	283,058
Shimamura Co. Ltd.	1,000	97,144
Shimano, Inc.	199,400	39,360,596
Shimizu Corp.	21,800	164,114
Shin-Etsu Chemical Co. Ltd.	15,395	2,014,502
Shinsei Bank Ltd.	6,900	85,196
Shionogi & Co. Ltd.	11,700	626,234
Shiseido Co. Ltd.	754,300	43,666,409
Shizuoka Bank Ltd.	18,800	129,836
Showa Denko KK	5,400	99,116
SMC Corp.	98,900	55,170,052
SoftBank Corp.	118,000	1,318,572
SoftBank Group Corp.	599,300	37,081,439
Sohgo Security Services Co. Ltd.	3,300	157,199
Sompo Holdings, Inc.	14,100	486,776
Sony Corp.	1,797,300	137,748,729
Square Enix Holdings Co. Ltd.	4,200	277,962
Stanley Electric Co. Ltd.	5,800	167,151
Subaru Corp.	25,180	488,816
Sugi Holdings Co. Ltd.	258,200	18,255,729
Sumco Corp.	12,100	170,720
Sumitomo Chemical Co. Ltd.	59,000	195,289
Sumitomo Corp.	48,900	589,465

Sumitomo Dainippon Pharma Co. Ltd.	7,900	104,101
Sumitomo Electric Industries Ltd.	4,270,800	48,077,781
Sumitomo Heavy Industries Ltd.	4,900	114,003
Sumitomo Metal Mining Co. Ltd.	9,500	294,636
Sumitomo Mitsui Financial Group, Inc.	2,327,300	65,073,185
Sumitomo Mitsui Trust Holdings, Inc.	1,704,000	45,332,865
Sumitomo Realty & Development Co. Ltd.	12,700	375,960
Sumitomo Rubber Industries Ltd.	7,700	71,526
Sundrug Co. Ltd.	3,300	124,393
Suntory Beverage & Food Ltd.	6,310	236,962
Suzuken Co. Ltd.	2,855	108,901
Suzuki Motor Corp.	1,046,500	44,829,824
Sysmex Corp.	583,300	55,811,303
T&D Holdings, Inc.	688,700	6,789,431
Taiheiyo Cement Corp.	4,900	125,114
Taisei Corp.	7,800	264,007
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	89,565
Taiyo Nippon Sanso Corp.	7,000	107,633
Takeda Pharmaceutical Co. Ltd.	2,355,700	84,199,636
TDK Corp.	5,300	578,722
Teijin Ltd.	7,000	108,559
Terumo Corp.	27,800	1,106,849
THK Co. Ltd.	5,500	138,411
TIS, Inc.	9,100	193,284
Tobu Railway Co. Ltd.	8,330	257,412
Toho Co. Ltd.	5,100	210,266
Toho Gas Co. Ltd.	3,300	163,287
Tohoku Electric Power Co., Inc.	16,600	166,367
Tokio Marine Holdings, Inc.	1,532,200	67,040,756
Tokyo Century Corp.	1,700	92,660
Tokyo Electric Power Co. Holdings, Inc.(1)	57,400	157,860
Tokyo Electron Ltd.	6,500	1,698,156
Tokyo Gas Co. Ltd.	15,500	353,718
Tokyu Corp.	22,000	285,524
Tokyu Fudosan Holdings Corp.	25,800	111,448
Toppan Printing Co. Ltd.	10,300	145,590
Toray Industries, Inc.	56,900	260,318
Toshiba Corp.	16,400	418,357
Tosoh Corp.	11,500	186,714
TOTO Ltd.	6,300	290,300
Toyo Suisan Kaisha Ltd.	3,350	176,901
Toyoda Gosei Co. Ltd.	2,900	66,587
Toyota Industries Corp.	6,000	379,931
Toyota Motor Corp.	87,194	5,787,067
Toyota Tsusho Corp.	8,535	240,058
Trend Micro, Inc.	5,500	335,163
Tsuruha Holdings, Inc.	1,500	212,651
Unicharm Corp.	17,400	778,186
United Urban Investment Corp.	123	136,869
USS Co. Ltd.	9,800	175,355
Welcia Holdings Co. Ltd.	4,000	175,820
West Japan Railway Co.	6,700	331,036
Yakult Honsha Co. Ltd.	5,100	283,178
Yamada Denki Co. Ltd.	31,640	157,786
Yamaha Corp.	5,900	282,969
Yamaha Motor Co. Ltd.	10,900	158,384
Yamato Holdings Co. Ltd.	12,900	339,818
Yamazaki Baking Co. Ltd.	5,700	99,357
Yaskawa Electric Corp.	10,200	399,056
Yokogawa Electric Corp.	10,100	160,404
Yokohama Rubber Co. Ltd.	5,300	75,448
Z Holdings Corp.	112,700	752,771
ZOZO, Inc.	4,400	122,780

Total Japan		2,240,052,513

Jordan – 0.00%(3)
Hikma Pharmaceuticals Plc	7,504	251,514

Total Jordan		251,514

Luxembourg – 0.11%
ArcelorMittal SA(1)	939,474	12,498,129
Aroundtown SA	43,364	217,681
Eurofins Scientific SE(1)	583	461,833
SES SA - Class A	16,495	116,775
Tenaris SA	20,002	99,651

Total Luxembourg		13,394,069

Macau – 0.00%(3)
Sands China Ltd.	100,000	387,621
Wynn Macau Ltd.(1)	69,200	111,053

Total Macau		498,674

Mexico – 0.11%
Wal-Mart de Mexico SAB de CV	5,459,200	13,063,169

Total Mexico		13,063,169

Netherlands – 3.63%
ABN AMRO Bank NV(1)(2)	18,726	156,540
Adyen NV(1)(2)	22,977	42,380,714
Aegon NV	72,260	187,031
Akzo Nobel NV	8,677	876,989
Altice Europe NV(1)	28,587	136,106
Argenx SE(1)	1,903	502,709
ASML Holding NV	198,416	73,289,535
ASML Holding NV - Class REG	162,730	60,091,307
EXOR NV	4,361	236,727
Heineken Holding NV	5,119	398,914
Heineken NV	11,153	992,916
ING Groep NV	13,996,428	99,890,664
Just Eat Takeaway(1)(2)	5,487	614,252
Koninklijke Ahold Delhaize NV	45,122	1,333,713
Koninklijke DSM NV	7,383	1,215,475
Koninklijke KPN NV	4,654,819	10,921,688
Koninklijke Philips NV	39,770	1,877,905
Koninklijke Vopak NV	3,227	181,627
NN Group NV	12,024	450,705
PostNL NV(1)	13,601,457	41,293,107
Prosus NV(1)	287,176	26,507,125
QIAGEN NV(1)	9,740	505,891
Randstad NV	4,788	249,673
Royal Dutch Shell Plc - Class A	169,160	2,111,682
Royal Dutch Shell Plc - Class A	279,273	3,521,401
Royal Dutch Shell Plc - Class B	4,584,428	55,595,603
Wolters Kluwer NV	11,868	1,012,370

Total Netherlands		426,532,369

New Zealand – 0.35%
a2 Milk Co. Ltd.(1)	31,923	324,896
Auckland International Airport Ltd.	51,977	252,291
Fisher & Paykel Healthcare Corp. Ltd.	25,596	564,917
Mercury NZ Ltd.	30,155	102,038
Meridian Energy Ltd.	49,444	162,615
Ryman Healthcare Ltd.	15,136	142,202
Spark New Zealand Ltd.	81,327	253,765
Xero Ltd.(1)	535,057	39,029,779

Total New Zealand		40,832,503

Norway – 0.03%
Adevinta ASA - Class B(1)	10,408	178,914
DNB ASA	39,042	543,879
Equinor ASA	41,241	584,289
Gjensidige Forsikring ASA	8,028	162,926
Mowi ASA	19,168	341,035
Norsk Hydro ASA	51,592	142,406
Orkla ASA	34,046	343,608
Schibsted ASA - Class B	4,503	179,398
Telenor ASA	29,697	498,576
Yara International ASA	7,229	278,170

Total Norway		3,253,201

Peru – 0.40%
Credicorp Ltd.	376,800	46,719,432

Total Peru		46,719,432

Portugal – 0.27%
EDP - Energias de Portugal SA	115,068	565,782
Galp Energia SGPS SA	20,416	189,368
Jeronimo Martins SGPS SA	1,947,326	31,313,731

Total Portugal		32,068,881

Singapore – 1.87%
Ascendas Real Estate Investment Trust	134,500	321,849
CapitaLand Commercial Trust	104,651	126,894
CapitaLand Ltd.	110,900	221,729
CapitaLand Mall Trust	107,300	152,715
City Developments Ltd.	16,600	93,449
DBS Group Holdings Ltd.	1,134,200	16,674,276
Genting Singapore Ltd.	261,600	129,131
Jardine Cycle & Carriage Ltd.	4,400	58,404
Keppel Corp. Ltd.	60,500	198,179
Mapletree Commercial Trust	83,100	119,379
Mapletree Logistics Trust	122,100	183,915
Oversea-Chinese Banking Corp. Ltd.	136,200	846,992
Singapore Airlines Ltd.	52,300	133,840
Singapore Exchange Ltd.	33,100	223,249
Singapore Technologies Engineering Ltd.	65,300	166,405
Singapore Telecommunications Ltd.	46,398,900	72,617,635
Suntec Real Estate Investment Trust	84,700	90,816
United Overseas Bank Ltd.	7,200,906	101,440,559
UOL Group Ltd.	20,600	101,222
Venture Corp. Ltd.	12,600	178,908
Wilmar International Ltd.	7,996,600	25,963,734

Total Singapore		220,043,280

South Africa – 0.40%
Naspers Ltd. - Class N(1)	268,422	47,409,742

Total South Africa		47,409,742

South Korea – 1.97%
NAVER Corp.	112,113	28,490,286
POSCO	146,708	24,560,941
Samsung Electronics Co. Ltd.	1,815,900	90,148,834
Samsung SDI Co. Ltd.	216,958	80,148,284
Shinhan Financial Group Ltd.	324,030	7,601,931

Total South Korea		230,950,276

Spain – 1.77%
ACS Actividades de Construccion y Servicios SA	11,091	250,708
Aena SME SA(2)	2,779	386,916
Amadeus IT Group SA	505,383	28,066,970
Banco Bilbao Vizcaya Argentaria SA	274,554	762,145
Banco Santander SA	24,164,749	45,073,371
Bankia SA	7,552,230	10,996,525
Bankinter SA	27,970	120,410
CaixaBank SA	147,773	313,705
Cellnex Telecom SA(2)	13,660	829,199
Enagas SA	8,839	203,944
Endesa SA	13,078	349,810
Ferrovial SA	20,941	508,666
Grifols SA	12,499	359,410
Iberdrola SA	243,767	3,000,428
Industria de Diseno Textil SA	1,494,298	41,338,841
Mapfre SA	46,426	72,836
Naturgy Energy Group SA	1,401,789	28,112,424
Red Electrica Corp. SA	17,823	334,277
Repsol SA	61,258	413,836
Siemens Gamesa Renewable Energy SA	10,690	289,294
Telefonica SA	13,553,993	46,430,159

Total Spain		208,213,874

Sweden – 3.08%
Alfa Laval AB	12,912	285,026
Assa Abloy AB - Class B	43,872	1,025,733
Atlas Copco AB - Class A	2,254,731	107,502,859
Atlas Copco AB - Class B	16,887	704,761
Boliden AB	11,117	329,848
Electrolux AB	10,352	241,314
Epiroc AB - Class A	2,076,494	30,080,608
Epiroc AB - Class B	16,060	222,924
EQT AB	9,631	186,885
Essity AB - Class B	26,524	895,484
Evolution Gaming Group AB(2)	5,593	369,547
Hennes & Mauritz AB - Class B	34,628	596,570
Hexagon AB - Class B	12,234	924,071
Husqvarna AB - Class B	17,324	190,498
ICA Gruppen AB	4,534	230,335
Industrivarden AB - Class C	6,082	161,743
Investment AB Latour - Class B	6,795	159,641
Investor AB - Class B	512,825	33,497,607
Kinnevik AB - Class B	10,235	415,422
L E Lundbergforetagen AB - Class B	3,365	166,262
Lundin Energy AB	7,633	151,369
Nibe Industrier AB - Class B	1,768,761	45,459,069
Sandvik AB	46,279	905,001
Securitas AB - Class B	12,182	186,225
Skandinaviska Enskilda Banken AB - Class A	67,014	595,190
Skanska AB - Class B	14,894	314,541
SKF AB - Class B	15,674	323,363
Spotify Technology SA(1)	190,781	46,277,747
Svenska Cellulosa AB SCA - Class B(1)	26,629	365,069
Svenska Handelsbanken AB - Class A	64,062	535,992
Swedbank AB	37,289	583,782
Swedish Match AB	7,264	593,954
Tele2 AB - Class B	21,247	299,560
Telefonaktiebolaget LM Ericsson - Class B	1,117,518	12,229,266
Telia Co. AB	18,114,370	74,108,353
Volvo AB - Class B	65,187	1,252,233

Total Sweden		362,367,852

Switzerland – 6.87%
ABB Ltd.	3,499,804	88,978,511
Adecco Group AG	1,131,892	59,724,673
Alcon, Inc.(1)	884,774	50,162,895
Baloise Holding AG	1,904	280,315
Banque Cantonale Vaudoise	1,358	137,812
Barry Callebaut AG	128	285,103
Chocoladefabriken Lindt & Spruengli AG	46	388,285
Chocoladefabriken Lindt & Spruengli AG - REG	5	445,487
Cie Financiere Richemont SA	542,913	36,452,737
Clariant AG	8,340	164,524
Coca-Cola HBC AG	8,326	205,593

Credit Suisse Group AG	957,783	9,561,263
EMS-Chemie Holding AG	371	333,331
Geberit AG	1,610	952,515
Givaudan SA	400	1,727,124
Glencore Plc(1)	411,477	853,064
Julius Baer Group Ltd.	9,943	422,303
Kuehne & Nagel International AG	2,248	436,502
LafargeHolcim Ltd.(1)	21,557	981,265
Logitech International SA	7,163	554,861
Lonza Group AG	96,287	59,422,131
Nestle SA	627,966	74,735,515
Novartis AG	2,103,821	182,662,830
Partners Group Holding AG	812	746,881
Roche Holding AG	380,229	130,243,853
Schindler Holding AG	826	224,175
Schindler Holding AG Participation Certificate	1,808	493,548
SGS SA	261	699,438
Sika AG	238,598	58,588,169
Sonova Holding AG(1)	2,461	623,655
STMicroelectronics NV	27,525	844,192
Straumann Holding AG	446	451,174
Swatch Group AG - BR	1,172	273,176
Swatch Group AG - REG	2,317	104,338
Swiss Life Holding AG	1,328	502,504
Swiss Prime Site AG	3,118	283,176
Swiss Re AG	12,551	931,020
Swisscom AG	1,056	559,424
Temenos AG	2,912	391,386
UBS Group AG	2,154,438	24,071,331
Vifor Pharma AG	1,938	263,616
Zurich Insurance Group AG	49,053	17,105,532

Total Switzerland		807,269,227

Taiwan – 3.47%
Catcher Technology Co. Ltd.	2,383,000	15,056,975
Hon Hai Precision Industry Co. Ltd.	6,340,400	17,046,238
Taiwan Semiconductor Manufacturing Co. Ltd.	5,819,860	87,554,430
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,547,268	287,577,017

Total Taiwan		407,234,660

Thailand – 0.09%
Thai Beverage PCL	24,005,400	10,680,675

Total Thailand		10,680,675

United Kingdom – 11.81%
3i Group Plc	40,066	514,501
Admiral Group Plc	8,060	271,826
Anglo American Plc	50,574	1,223,567
Ashtead Group Plc	19,516	702,799
ASOS Plc(1)	387,324	25,716,756
Associated British Foods Plc	14,669	353,163
AstraZeneca Plc	846,967	92,543,397
Auto Trader Group Plc(2)	6,270,607	45,527,158
AVEVA Group Plc	2,965	182,877
Aviva Plc	3,250,744	12,026,896
BAE Systems Plc	132,008	819,837
Barclays Plc	7,887,331	9,950,339
Barratt Developments Plc	41,743	255,998
Berkeley Group Holdings Plc	5,148	280,632
BP Plc	29,632,273	85,695,981
British American Tobacco Plc	94,508	3,390,126
British Land Co. Plc	38,179	166,438
BT Group Plc - Class A	362,880	459,632
Bunzl Plc	13,868	447,748
Burberry Group Plc	992,069	19,885,245
CNH Industrial NV	43,281	334,750
Coca-Cola European Partners Plc	8,451	327,983
Compass Group Plc	77,103	1,158,224
Croda International Plc	5,694	459,311
Diageo Plc	101,586	3,489,349
Direct Line Insurance Group Plc	54,508	190,108
Evraz Plc	22,282	99,219
Ferguson Plc	9,281	933,951
Fiat Chrysler Automobiles NV	45,180	554,581
GlaxoSmithKline Plc	3,677,676	68,947,248
Halma Plc	16,928	511,427
Hargreaves Lansdown Plc	2,297,061	46,206,584
HomeServe Plc	1,533,423	24,434,783
HSBC Holdings Plc	5,858,764	22,920,999
Imperial Brands Plc	38,969	688,329
Informa Plc	61,850	299,767
InterContinental Hotels Group Plc	7,653	401,709
Intertek Group Plc	449,874	36,708,195
J Sainsbury Plc	13,112,807	32,285,482
JD Sports Fashion Plc	20,102	209,838

John Wood Group Plc		12,639,262	34,701,985
Johnson Matthey Plc		719,128	21,852,838
Kingfisher Plc		21,912,756	83,934,676
Land Securities Group Plc		28,412	191,280
Legal & General Group Plc		245,630	599,206
Lloyds Banking Group Plc		151,173,003	51,320,519
London Stock Exchange Group Plc		13,683	1,569,671
M&G Plc		104,404	214,595
Melrose Industries Plc(1)		204,224	302,835
Mondi Plc		19,993	422,744
National Grid Plc		143,813	1,651,859
Natwest Group Plc		8,937,917	12,240,028
Next Plc		5,474	419,676
Ocado Group Plc(1)		19,088	675,129
Pearson Plc		32,493	230,493
Persimmon Plc		13,110	417,795
Prudential Plc		107,539	1,543,004
Reckitt Benckiser Group Plc		30,283	2,952,754
RELX Plc		84,046	1,870,702
Rentokil Initial Plc		78,732	544,184
Rightmove Plc		6,821,338	55,146,230
Rio Tinto Ltd.		15,989	1,092,071
Rio Tinto Plc		46,274	2,784,422
Rolls-Royce Holdings Plc(1)		83,749	139,053
RSA Insurance Group Plc		41,288	241,074
Sage Group Plc		48,436	450,125
Schroders Plc		5,282	183,443
Segro Plc		51,149	614,686
Severn Trent Plc		9,798	308,487
Smith & Nephew Plc		2,537,694	49,711,756
Smiths Group Plc		16,203	286,625
Spirax-Sarco Engineering Plc		3,265	464,942
SSE Plc		4,778,702	74,376,556
St James’s Place Plc		23,339	280,777
Standard Chartered Plc		3,145,067	14,472,319
Standard Life Aberdeen Plc		95,879	279,219
Taylor Wimpey Plc		149,369	208,861
TechnipFMC Plc		3,553,593	22,423,172
Tesco Plc		72,413,070	198,651,298
Trainline Plc(1)(2)		5,833,657	27,208,008
Travis Perkins Plc		1,960,430	27,428,849
Unilever NV		63,065	3,829,772
Unilever Plc		50,795	3,131,676
United Utilities Group Plc		28,077	310,149
Vodafone Group Plc		67,143,248	88,993,722
Weir Group Plc		846,036	13,619,451
Whitbread Plc		8,237	225,057
Wm Morrison Supermarkets Plc		96,642	212,123
WPP Plc		5,299,709	41,623,683

Total United Kingdom			1,387,930,332

United States – 2.22%
Aon Plc - Class A		178,433	36,810,728
Mettler-Toledo International, Inc.(1)		103,303	99,764,872
Mylan NV(1)		1,146,770	17,006,599
ResMed, Inc.		355,164	60,885,764
STERIS Plc		261,716	46,111,742

Total United States			260,579,705

Total Common Stocks (Cost: $10,288,165,215)			11,277,882,718

PREFERRED STOCKS – 0.24%
Germany – 0.24%
Bayerische Motoren Werke AG		2,262	123,624
Fuchs Petrolub SE		2,928	148,876
Henkel AG & Co. KGaA		7,336	767,246
Porsche Automobil Holding SE(1)		6,306	375,157
Sartorius AG		1,517	621,780
Volkswagen AG		159,477	25,661,641

Total Germany			27,698,324

Total Preferred Stocks (Cost: $24,463,518)			27,698,324

SHORT-TERM INVESTMENTS – 3.37%
Money Market Funds – 3.01%
Goldman Sachs Financial Square Government Fund - Class I, 0.00%(4)		353,918,800	353,918,800

Total Money Market Funds (Cost: $353,918,800)			353,918,800

	Principal Amount		Value
Time Deposits – 0.36%
ANZ, London, 0.01% due 10/01/2020		$174,245	174,245
Barclays Bank, London, 0.01% due 10/01/2020		9,227,313	9,227,313
BNP Paribas, Paris, -1.49% due 10/01/2020	CHF	561,979	610,150
Brown Brothers Harriman, -0.69% due 10/01/2020	EUR	20	23

Brown Brothers Harriman, -0.55% due 10/01/2020	DKK	166,398	26,205
Brown Brothers Harriman, -0.23% due 10/01/2020	JPY	1,145,466	10,861
Brown Brothers Harriman, -0.10% due 10/01/2020	NOK	155,196	16,639
Brown Brothers Harriman, 0.00% due 10/01/2020	AUD	611,482	437,974
Brown Brothers Harriman, 0.01% due 10/01/2020	SGD	56	41
Brown Brothers Harriman, 0.01% due 10/01/2020	NZD	57,522	38,054
Brown Brothers Harriman, 0.01% due 10/05/2020	HKD	19	2
Citibank, London, -0.69% due 10/01/2020	EUR	1,094,590	1,283,352
Citibank, London, 0.01% due 10/01/2020	GBP	883,531	1,140,064
HSBC, Hong Kong, 0.01% due 10/05/2020	HKD	33,924,918	4,377,381
HSBC, Singapore, 0.01% due 10/01/2020	SGD	214,214	156,927
Skandinaviska Enskilda Banken AB, Stockholm, -0.28% due 10/01/2020	SEK	771,822	86,181
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2020		$24,264,905	24,264,905
Sumitomo, Tokyo, -0.23% due 10/01/2020	JPY	12,071,706	114,462
Sumitomo, Tokyo, 0.01% due 10/01/2020		$195,815	195,815

Total Time Deposits (Cost: $42,160,594)			42,160,594

Total Short-Term Investments (Cost: $396,079,394)			396,079,394

TOTAL INVESTMENTS IN SECURITIES – 99.60% (Cost: $10,708,708,127)			11,701,660,436

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.40%			46,741,928

TOTAL NET ASSETS – 100.00%			$11,748,402,364

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $338,977,293, which represents 2.89% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Healthcare	15.28%
Consumer Discretionary	15.10
Information Technology	14.75
Industrials	13.67
Financials	11.39
Communication Services	8.67
Consumer Staples	7.23
Energy	3.29
Materials	3.21
Utilities	2.56
Real Estate	0.84

Total Common Stocks	95.99

PREFERRED STOCKS
Consumer Discretionary	0.22
Consumer Staples	0.01
Healthcare	0.01
Materials	0.00 (1)

Total Preferred Stocks	0.24

SHORT-TERM INVESTMENTS	3.37

TOTAL INVESTMENTS	99.60
OTHER ASSETS IN EXCESS OF LIABILITIES	0.40

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,665,547,719	$76,532,618	$1,742,080,337
Corporate Bonds
Basic Materials	—	172,139,530	—	172,139,530
Communications	—	410,627,552	—	410,627,552
Consumer, Cyclical	—	222,829,127	—	222,829,127
Consumer, Non-cyclical	—	787,357,824	—	787,357,824
Diversified	—	3,807,946	—	3,807,946
Energy	—	564,033,921	—	564,033,921
Financials	—	1,930,843,966	—	1,930,843,966
Industrials	—	241,136,693	—	241,136,693
Technology	—	210,708,217	—	210,708,217
Utilities	—	555,392,477	—	555,392,477
Government Related	—	334,882,222	—	334,882,222
U.S. Treasury Obligations	—	2,063,301,693	—	2,063,301,693
Mortgage-Backed Obligations	—	5,252,795,452	26,786,000	5,279,581,452
Preferred Stocks
Financial	2,634,350	—	—	2,634,350
Short-Term Investments
Money Market Funds	816,435,508	—	—	816,435,508
U.S. Treasury Bills	—	1,999,314	—	1,999,314
Time Deposits	—	46,308,609	—	46,308,609
Futures Contracts (1)	443,024	—	—	443,024

Total Assets	$819,512,882	$14,463,712,262	$103,318,618	$15,386,543,762

Liablities
TBA Sales Commitments	$—	$(7,856,543)	$—	$(7,856,543)
Futures Contracts (1)	(607,526)	—	—	(607,526)

Total Liabilities	$(607,526)	$(7,856,543)	$—	$(8,464,069)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,296,525,197	$—	$2,296,525,197
Corporate Bonds
Basic Materials	—	227,084,328	—	227,084,328
Communications	—	1,044,637,894	—	1,044,637,894
Consumer, Cyclical	—	611,278,510	—	611,278,510
Consumer, Non-cyclical	—	1,167,779,470	—	1,167,779,470
Diversified	—	4,561,977	—	4,561,977
Energy	—	633,891,777	—	633,891,777
Financials	—	2,716,230,104	—	2,716,230,104
Government	—	30,850,622	—	30,850,622
Industrials	—	461,831,801	—	461,831,801
Technology	—	339,721,656	—	339,721,656
Utilities	—	460,406,544	—	460,406,544
Convertible Securities
Communications	—	10,793,037	—	10,793,037
Consumer, Non-cyclical	—	8,899,929	—	8,899,929
Energy	—	128,444	—	128,444
Industrials	—	1,823,080	—	1,823,080
Utilities	—	1,926,469	—	1,926,469
Government Related	—	357,148,748	—	357,148,748
U.S. Treasury Obligations	—	3,250,692,875	—	3,250,692,875
Mortgage-Backed Obligations	—	6,122,528,537	—	6,122,528,537
Bank Loans	—	470,251,807	—	470,251,807
Common Stocks
Communications	3,198,116	—	13,060	3,211,176
Consumer Discretionary	—	—	2,006,897	2,006,897
Industrials	627,115	—	1,180,093	1,807,208
Convertible Preferred Stocks
Consumer, Non-cyclical	8,127,240	—	—	8,127,240
Financials	14,698,056	—	—	14,698,056
Utilities	1,607,706	—	—	1,607,706
Preferred Stocks
Communications	—	28,023,049	—	28,023,049
Warrants	—	—	5,283,954	5,283,954
Short-Term Investments
Money Market Funds	522,791,506	—	—	522,791,506
Government Related	—	8,131,279	—	8,131,279
Commercial Paper	—	17,370,957	—	17,370,957
Repurchase Agreements	—	1,585,700,000	—	1,585,700,000
U.S. Treasury Bills	—	1,304,644,260	—	1,304,644,260
Time Deposits	—	44,243,086	—	44,243,086
Futures Contracts (1)	5,162,027	—	—	5,162,027
Forward Foreign Currency Exchange Contracts (1)	—	27,047,306	—	27,047,306
Swap Contracts (1)	—	77,987,088	—	77,987,088

Total Assets	$556,211,766	$23,312,139,831	$8,484,004	$23,876,835,601

Liablities
TBA Sales Commitments	$—	$(167,000,541)	$—	$(167,000,541)
Futures Contracts (1)	(5,015,382)	—	—	(5,015,382)
Forward Foreign Currency Exchange Contracts (1)	—	(9,123,410)	—	(9,123,410)
Swap Contracts (1)	—	(45,283,091)	—	(45,283,091)

Total Liabilities	$(5,015,382)	$(221,407,042)	$—	$(226,422,424)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$589,772,072	$—	$589,772,072
General Obligation	—	1,200,454,382	—	1,200,454,382
General Revenue	—	2,007,946,050	—	2,007,946,050
Healthcare	—	1,036,926,106	—	1,036,926,106
Housing	—	318,308,551	—	318,308,551
Transportation	—	1,197,075,141	—	1,197,075,141
Utilities	—	666,036,322	—	666,036,322
Short-Term Investments
Money Market Funds	250,962,090	—	—	250,962,090
Time Deposits	—	5,984,603	—	5,984,603

Total Assets	$250,962,090	$7,022,503,227	$—	$7,273,465,317

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,483,363,206	$39,761,105	$—	$1,523,124,311
Consumer Discretionary	2,236,472,509	40,768,382	—	2,277,240,891
Consumer Staples	508,725,549	—	—	508,725,549
Energy	63,258,895	—	—	63,258,895
Financials	742,072,123	—	—	742,072,123
Healthcare	2,614,258,767	—	—	2,614,258,767
Industrials	770,145,261	—	—	770,145,261
Information Technology	4,833,646,028	73,023,130	—	4,906,669,158
Materials	530,328,516	—	—	530,328,516
Real Estate	318,092,945	—	—	318,092,945
Utilities	237,097	—	—	237,097
Short-Term Investments
Money Market Funds	51,750,753	—	—	51,750,753
Time Deposits	—	69,030,809	—	69,030,809

Total Assets	$14,152,351,649	$222,583,426	$—	$14,374,935,075

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$800,354,320	$—	$—	$800,354,320
Consumer Discretionary	1,488,246,159	59,055,859	—	1,547,302,018
Consumer Staples	1,048,745,268	24,350,380	—	1,073,095,648
Energy	321,436,032	37,647,207	—	359,083,239
Financials	2,222,605,938	—	—	2,222,605,938
Healthcare	1,624,643,150	92,527,332	—	1,717,170,482
Industrials	2,140,271,764	8,461,855	—	2,148,733,619
Information Technology	1,298,373,430	79,295,578	—	1,377,669,008
Materials	666,198,173	4,919,203	—	671,117,376
Real Estate	437,188,793	—	—	437,188,793
Utilities	308,987,455	—	—	308,987,455
Convertible Preferred Stocks
Healthcare	9,656,800	—	—	9,656,800
Utilities	31,950,248	—	—	31,950,248
Preferred Stocks
Consumer Discretionary	—	12,362,810	—	12,362,810
Warrants
Energy	164,238	—	—	164,238
Convertible Securities
Financials	—	4,798,750	—	4,798,750
Short-Term Investments
Money Market Funds	331,780,881	—	—	331,780,881
Time Deposits	—	38,627,396	—	38,627,396

Total Assets	$12,730,602,649	$362,046,370	$—	$13,092,649,019

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$208,232,046	$—	$—	$208,232,046
Consumer Discretionary	535,808,696	—	—	535,808,696
Consumer Staples	213,455,018	5,990	—	213,461,008
Energy	12,514,572	—	—	12,514,572
Financials	388,456,602	—	—	388,456,602
Healthcare	1,263,280,449	—	382	1,263,280,831
Industrials	689,403,490	—	—	689,403,490
Information Technology	1,288,375,560	—	—	1,288,375,560
Materials	102,589,636	—	—	102,589,636
Real Estate	64,454,772	—	—	64,454,772
Utilities	49,814,410	—	—	49,814,410
Short-Term Investments
Money Market Funds	92,400,138	—	—	92,400,138
Time Deposits	—	15,145,197	—	15,145,197

Total Assets	$4,908,785,389	$15,151,187	$382	$4,923,936,958

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$86,396,044	$—	$—		$86,396,044
Consumer Discretionary	589,494,939	—	—		589,494,939
Consumer Staples	225,505,328	75,504	—		225,580,832
Energy	132,680,108	—	—		132,680,108
Financials	1,008,817,435	—	—	(2)	1,008,817,435
Healthcare	394,084,072	—	—		394,084,072
Industrials	1,027,015,956	—	—		1,027,015,956
Information Technology	623,502,719	—	—		623,502,719
Materials	357,019,846	—	—		357,019,846
Real Estate	367,296,823	—	—		367,296,823
Utilities	293,304,809	—	—		293,304,809
Warrants
Energy	688	—	—	#	688
Short-Term Investments
Money Market Funds	45,148,065	—	—		45,148,065
Time Deposits	—	42,484,854	—		42,484,854

Total Assets	$5,150,266,832	$42,560,358	$—		$5,192,827,190

(2)	Includes a security valued at $0.

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$67,560,817	$950,617,170	$—	$1,018,177,987
Consumer Discretionary	316,312,185	1,457,926,877	—	1,774,239,062
Consumer Staples	45,649,920	803,764,110	—	849,414,030
Energy	22,423,172	364,557,863	—	386,981,035
Financials	139,529,558	1,198,257,271	—	1,337,786,829
Healthcare	254,770,954	1,540,438,329	—	1,795,209,283
Industrials	75,982,237	1,530,003,816	—	1,605,986,053
Information Technology	605,179,440	1,128,079,545	—	1,733,258,985
Materials	—	377,028,496	—	377,028,496
Real Estate	—	99,183,626	—	99,183,626
Utilities	3,154,800	297,462,532	—	300,617,332
Preferred Stocks
Consumer Discretionary	—	26,160,422	—	26,160,422
Consumer Staples	—	767,246	—	767,246
Healthcare	—	621,780	—	621,780
Materials	—	148,876	—	148,876
Short-Term Investments
Money Market Funds	353,918,800	—	—	353,918,800
Time Deposits	—	42,160,594	—	42,160,594

Total Assets	$1,884,481,883	$9,817,178,553	$—	$11,701,660,436

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 09/30/20	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$14,530,873	Cost Basis	Purchase Price	$98.05 - $100.00	$98.82
Mortgage-Backed Obligations	$6,417,752	Cost Basis	Purchase Price	$99.90	$99.90

*

The table above does not include Level 3 securities that were valued by brokers. At September 30, 2020, the value of these securities was $82,369,993 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2020 through September 30, 2020:

Core Bond Fund	Total	Asset-Backed Obligations	Mortgage-Backed Obligations
Balance as of June 30, 2020	$82,060,788	$53,398,294	$28,662,494
Total realized gain/(loss)	23,535	17,976	5,559
Accrued discounts/(premiums)	28,702	25,854	2,848
Paydown	(6,040,669)	(4,122,971)	(1,917,698)
Change in unrealized appreciation/(depreciation)	893,755	860,958	32,797
Purchases	31,225,357	31,225,357	—
Sales	(10,836,273)	(10,836,273)	—
Transfers in	5,963,423	5,963,423	—
Transfers out	—	—	—

Balance as of September 30, 2020	$103,318,618	$76,532,618	$26,786,000

Change in unrealized appreciation/(depreciation) from Investments held as of September 30, 2020	$893,755	$860,958	$32,797